UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – July 31, 2015

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of July 31, 2015 are attached.

ClearTrack 2015

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.1%
Capital Markets - 92.3%
iShares Core U.S. Aggregate Bond ETF	14,615	$ 1,600,343
iShares TIPS Bond ETF	2,701	304,268
Schwab U.S. Large-Cap ETF (A)	21,497	1,081,514
Schwab U.S. REIT ETF	7,540	290,215
Schwab U.S. Small-Cap ETF	5,062	289,141
SPDR Barclays High Yield Bond ETF (A)	4,456	169,194
Vanguard FTSE Developed Markets ETF (A)	30,753	1,237,193
Vanguard Total International Bond ETF	16,316	864,422

		5,836,290

Emerging Markets - Equity - 3.8%
Vanguard FTSE Emerging Markets ETF	6,326	242,412

Total Exchange-Traded Funds (Cost $6,083,000)		6,078,702

SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	573,692	573,692

Total Securities Lending Collateral (Cost $573,692)		573,692

	Principal	Value
REPURCHASE AGREEMENT - 11.4%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $718,527 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $733,274.	$ 718,526	718,526

Total Repurchase Agreement (Cost $718,526)		718,526

Total Investments (Cost $7,375,218) (C)		7,370,920
Net Other Assets (Liabilities) - (16.6)%		(1,047,747)

Net Assets - 100.0%		$ 6,323,173

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

ClearTrack 2015

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$6,078,702	$—	$—	$6,078,702
Securities Lending Collateral	573,692	—	—	573,692
Repurchase Agreement	—	718,526	—	718,526

Total Investments	$6,652,394	$718,526	$—	$7,370,920

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $559,737. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $7,375,218. Aggregate gross unrealized appreciation and depreciation for all securities is $22,154 and $26,452, respectively. Net unrealized depreciation for tax purposes is $4,298.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

ClearTrack 2020

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.9%
Capital Markets - 93.1%
iShares Core U.S. Aggregate Bond ETF	10,610	$ 1,161,795
iShares TIPS Bond ETF	2,249	253,350
Schwab U.S. Large-Cap ETF	20,827	1,047,806
Schwab U.S. REIT ETF	6,593	253,765
Schwab U.S. Small-Cap ETF	4,164	237,848
SPDR Barclays High Yield Bond ETF (A)	2,285	86,761
Vanguard FTSE Developed Markets ETF (A)	28,089	1,130,020
Vanguard Total International Bond ETF	13,714	726,568

		4,897,913

Emerging Markets - Equity - 3.8%
Vanguard FTSE Emerging Markets ETF	5,179	198,460

Total Exchange-Traded Funds (Cost $5,094,037)		5,096,373

SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	325,864	325,864

Total Securities Lending Collateral (Cost $325,864)		325,864

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $242,113 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $247,125.	$ 242,112	242,112

Total Repurchase Agreement (Cost $242,112)		242,112

Total Investments (Cost $5,662,013) (C)		5,664,349
Net Other Assets (Liabilities) - (7.7)%		(405,969)

Net Assets - 100.0%		$ 5,258,380

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

ClearTrack 2020

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$5,096,373	$—	$—	$5,096,373
Securities Lending Collateral	325,864	—	—	325,864
Repurchase Agreement	—	242,112	—	242,112

Total Investments	$5,422,237	$242,112	$—	$5,664,349

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $317,933. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $5,662,013. Aggregate gross unrealized appreciation and depreciation for all securities is $22,212 and $19,876, respectively. Net unrealized appreciation for tax purposes is $2,336.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

ClearTrack 2025

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.9%
Capital Markets - 93.7%
iShares Core U.S. Aggregate Bond ETF	10,796	$ 1,182,162
iShares JPMorgan USD Emerging Markets Bond ETF (A)	167	18,313
iShares TIPS Bond ETF	2,860	322,179
Schwab U.S. Large-Cap ETF (A)	30,052	1,511,916
Schwab U.S. REIT ETF	7,984	307,304
Schwab U.S. Small-Cap ETF	5,360	306,163
SPDR Barclays High Yield Bond ETF (A)	891	33,831
Vanguard FTSE Developed Markets ETF	38,756	1,559,154
Vanguard Total International Bond ETF	17,279	915,442

		6,156,464

Emerging Markets - Equity - 4.2%
Vanguard FTSE Emerging Markets ETF	7,289	279,315

Total Exchange-Traded Funds (Cost $6,446,865)		6,435,779

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	22,201	22,201

Total Securities Lending Collateral (Cost $22,201)		22,201

	Principal	Value
REPURCHASE AGREEMENT - 14.5%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $952,049 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $972,296.	$ 952,048	952,048

Total Repurchase Agreement (Cost $952,048)		952,048

Total Investments (Cost $7,421,114) (C)		7,410,028
Net Other Assets (Liabilities) - (12.7)%		(836,408)

Net Assets - 100.0%		$ 6,573,620

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

ClearTrack 2025

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$6,435,779	$—	$—	$6,435,779
Securities Lending Collateral	22,201	—	—	22,201
Repurchase Agreement	—	952,048	—	952,048

Total Investments	$6,457,980	$952,048	$—	$7,410,028

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $21,740. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $7,421,114. Aggregate gross unrealized appreciation and depreciation for all securities is $22,868 and $33,954, respectively. Net unrealized depreciation for tax purposes is $11,086.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

ClearTrack 2030

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.3%
Capital Markets - 93.1%
iShares Core U.S. Aggregate Bond ETF	4,934	$ 540,273
iShares JPMorgan USD Emerging Markets Bond ETF (A)	944	103,519
iShares TIPS Bond ETF	2,145	241,634
Schwab U.S. Large-Cap ETF	27,903	1,403,800
Schwab U.S. REIT ETF (A)	6,160	237,098
Schwab U.S. Small-Cap ETF	4,020	229,622
SPDR Barclays High Yield Bond ETF (A)	611	23,200
Vanguard FTSE Developed Markets ETF	30,302	1,219,050
Vanguard Total International Bond ETF	12,724	674,118

		4,672,314

Emerging Markets - Equity - 3.2%
Vanguard FTSE Emerging Markets ETF	4,164	159,564

Total Exchange-Traded Funds (Cost $4,832,631)		4,831,878

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	263,861	263,861

Total Securities Lending Collateral (Cost $263,861)		263,861

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $97,346 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $101,281.	$ 97,346	97,346

Total Repurchase Agreement (Cost $97,346)		97,346

Total Investments (Cost $5,193,838) (C)		5,193,085
Net Other Assets (Liabilities) - (3.5)%		(174,286)

Net Assets - 100.0%		$ 5,018,799

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

ClearTrack 2030

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$4,831,878	$—	$—	$4,831,878
Securities Lending Collateral	263,861	—	—	263,861
Repurchase Agreement	—	97,346	—	97,346

Total Investments	$5,095,739	$97,346	$—	$5,193,085

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $257,612. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $5,193,838. Aggregate gross unrealized appreciation and depreciation for all securities is $14,497 and $15,250, respectively. Net unrealized depreciation for tax purposes is $753.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

ClearTrack 2035

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.4%
Capital Markets - 96.2%
iShares Core U.S. Aggregate Bond ETF	3,348	$ 366,606
iShares JPMorgan USD Emerging Markets Bond ETF (A)	1,847	202,542
Schwab U.S. Large-Cap ETF	32,906	1,655,501
Schwab U.S. REIT ETF (A)	5,845	224,974
Schwab U.S. Small-Cap ETF	3,888	222,083
SPDR Barclays High Yield Bond ETF (A)	1,402	53,234
Vanguard FTSE Developed Markets ETF	30,602	1,231,118
Vanguard Total International Bond ETF	7,059	373,986

		4,330,044

Emerging Markets - Equity - 2.2%
Vanguard FTSE Emerging Markets ETF	2,663	102,046

Total Exchange-Traded Funds (Cost $4,432,147)		4,432,090

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	291,326	291,326

Total Securities Lending Collateral (Cost $291,326)		291,326

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $261,249 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $267,382.	$ 261,248	261,248

Total Repurchase Agreement (Cost $261,248)		261,248

Total Investments (Cost $4,984,721) (C)		4,984,664
Net Other Assets (Liabilities) - (10.7)%		(483,608)

Net Assets - 100.0%		$ 4,501,056

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

ClearTrack 2035

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$4,432,090	$—	$—	$4,432,090
Securities Lending Collateral	291,326	—	—	291,326
Repurchase Agreement	—	261,248	—	261,248

Total Investments	$4,723,416	$261,248	$—	$4,984,664

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $284,753. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $4,984,721. Aggregate gross unrealized appreciation and depreciation for all securities is $11,210 and $11,267, respectively. Net unrealized depreciation for tax purposes is $57.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

ClearTrack 2040

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 95.7%
Capital Markets - 94.2%
iShares Core U.S. Aggregate Bond ETF	1,453	$ 159,103
iShares JPMorgan USD Emerging Markets Bond ETF (A)	1,643	180,171
Schwab U.S. Large-Cap ETF (A)	34,067	1,713,911
Schwab U.S. REIT ETF (A)	4,713	181,403
Schwab U.S. Small-Cap ETF	3,165	180,785
SPDR Barclays High Yield Bond ETF (A)	2,781	105,595
Vanguard FTSE Developed Markets ETF (A)	25,581	1,029,124

		3,550,092

Emerging Markets - Equity - 1.5%
Vanguard FTSE Emerging Markets ETF	1,464	56,100

Total Exchange-Traded Funds (Cost $3,618,962)		3,606,192

SECURITIES LENDING COLLATERAL - 14.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	539,201	539,201

Total Securities Lending Collateral (Cost $539,201)		539,201

	Principal	Value
REPURCHASE AGREEMENT - 20.7%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $782,148 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $798,093.	$ 782,147	782,147

Total Repurchase Agreement (Cost $782,147)		782,147

Total Investments (Cost $4,940,310) (C)		4,927,540
Net Other Assets (Liabilities) - (30.7)%		(1,157,784)

Net Assets - 100.0%		$ 3,769,756

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

ClearTrack 2040

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$3,606,192	$—	$—	$3,606,192
Securities Lending Collateral	539,201	—	—	539,201
Repurchase Agreement	—	782,147	—	782,147

Total Investments	$4,145,393	$782,147	$—	$4,927,540

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $527,083. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $4,940,310. Aggregate gross unrealized appreciation and depreciation for all securities is $3,446 and $16,216, respectively. Net unrealized depreciation for tax purposes is $12,770.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

ClearTrack 2045

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.9%
Capital Markets - 93.0%
iShares Core U.S. Aggregate Bond ETF	706	$ 77,307
iShares JPMorgan USD Emerging Markets Bond ETF (A)	799	87,618
Schwab U.S. Large-Cap ETF (A)	26,425	1,329,442
Schwab U.S. REIT ETF	3,514	135,254
Schwab U.S. Small-Cap ETF	3,363	192,094
Vanguard FTSE Developed Markets ETF	16,525	664,801

		2,486,516

Emerging Markets - Equity - 3.9%
Vanguard FTSE Emerging Markets ETF	2,712	103,924

Total Exchange-Traded Funds (Cost $2,607,441)		2,590,440

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	85,832	85,832

Total Securities Lending Collateral (Cost $85,832)		85,832

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $30,331 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $32,410.	$ 30,331	30,331

Total Repurchase Agreement (Cost $30,331)		30,331

Total Investments (Cost $2,723,604) (C)		2,706,603
Net Other Assets (Liabilities) - (1.2)%		(32,170)

Net Assets - 100.0%		$ 2,674,433

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

ClearTrack 2045

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$2,590,440	$—	$—	$2,590,440
Securities Lending Collateral	85,832	—	—	85,832
Repurchase Agreement	—	30,331	—	30,331

Total Investments	$2,676,272	$30,331	$—	$2,706,603

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $84,037. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $2,723,604. Aggregate gross unrealized appreciation and depreciation for all securities is $1,969 and $18,970, respectively. Net unrealized depreciation for tax purposes is $17,001.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

ClearTrack 2050

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.2%
Capital Markets - 93.3%
iShares Core U.S. Aggregate Bond ETF	459	$ 50,260
iShares JPMorgan USD Emerging Markets Bond ETF (A)	519	56,914
Schwab U.S. Large-Cap ETF	17,167	863,672
Schwab U.S. REIT ETF	2,285	87,950
Schwab U.S. Small-Cap ETF	2,185	124,807
Vanguard FTSE Developed Markets ETF	10,740	432,070

		1,615,673

Emerging Markets - Equity - 3.9%
Vanguard FTSE Emerging Markets ETF	1,763	67,558

Total Exchange-Traded Funds (Cost $1,688,273)		1,683,231

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	51,296	51,296

Total Securities Lending Collateral (Cost $51,296)		51,296

	Principal	Value
REPURCHASE AGREEMENT - 8.4%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $144,881 on 08/03/2015. Collateralized by a U.S. Government Agency obligation, 3.00%, due 12/01/2032, and with a value of $149,896.	$ 144,881	144,881

Total Repurchase Agreement (Cost $144,881)		144,881

Total Investments (Cost $1,884,450) (C)		1,879,408
Net Other Assets (Liabilities) - (8.6)%		(148,573)

Net Assets - 100.0%		$ 1,730,835

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

ClearTrack 2050

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$1,683,231	$—	$—	$1,683,231
Securities Lending Collateral	51,296	—	—	51,296
Repurchase Agreement	—	144,881	—	144,881

Total Investments	$1,734,527	$144,881	$—	$1,879,408

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $50,224. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $1,884,450. Aggregate gross unrealized appreciation and depreciation for all securities is $1,920 and $6,962, respectively. Net unrealized depreciation for tax purposes is $5,042.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

ClearTrack Retirement Income

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 94.8%
Capital Markets - 92.0%
iShares Core U.S. Aggregate Bond ETF	20,722	$ 2,269,059
iShares TIPS Bond ETF	2,460	277,119
Schwab U.S. Large-Cap ETF (A)	7,949	399,914
Schwab U.S. REIT ETF (A)	6,902	265,658
Schwab U.S. Small-Cap ETF	4,611	263,380
SPDR Barclays High Yield Bond ETF (A)	10,595	402,292
Vanguard FTSE Developed Markets ETF (A)	17,612	708,531
Vanguard Total International Bond ETF (A)	14,861	787,336

		5,373,289

Emerging Markets - Equity - 2.8%
Vanguard FTSE Emerging Markets ETF	4,355	166,884

Total Exchange-Traded Funds (Cost $5,534,694)		5,540,173

SECURITIES LENDING COLLATERAL - 8.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	507,982	507,982

Total Securities Lending Collateral (Cost $507,982)		507,982

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $266,936 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $275,484.	$ 266,935	266,935

Total Repurchase Agreement (Cost $266,935)		266,935

Total Investments (Cost $6,309,611) (C)		6,315,090
Net Other Assets (Liabilities) - (8.1)%		(472,384)

Net Assets - 100.0%		$ 5,842,706

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

ClearTrack Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$5,540,173	$—	$—	$5,540,173
Securities Lending Collateral	507,982	—	—	507,982
Repurchase Agreement	—	266,935	—	266,935

Total Investments	$6,048,155	$266,935	$—	$6,315,090

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $496,171. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $6,309,611. Aggregate gross unrealized appreciation and depreciation for all securities is $28,171 and $22,692, respectively. Net unrealized appreciation for tax purposes is $5,479.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 55.2%
Air Freight & Logistics - 0.8%
TNT Express NV	73,914	$ 619,374

Auto Components - 0.5%
Remy International, Inc.	12,680	375,328

Banks - 1.9%
City National Corp.	8,143	732,137
Susquehanna Bancshares, Inc.	46,672	662,743

		1,394,880

Biotechnology - 2.6%
KYTHERA Biopharmaceuticals, Inc. (A)	25,315	1,886,474
Trius Therapeutics, Inc., CVR (A) (B) (C) (D)	71,641	6,182

		1,892,656

Chemicals - 4.2%
Alent PLC	8,413	62,406
Sigma-Aldrich Corp. (E)	21,385	2,985,560

		3,047,966

Diversified Telecommunication Services - 3.4%
AT&T, Inc.	69,761	2,423,512
Colt Group SA (A)	21,777	63,935
Jazztel PLC (A)	1,509	21,511

		2,508,958

Electrical Equipment - 3.0%
Polypore International, Inc. (A) (E)	36,109	2,170,873

Food & Staples Retailing - 0.2%
Safeway, Inc. Casa Ley Agreement, CVR (A) (B) (C) (D)	351,314	129,073
Safeway, Inc. Property Development Centers, LLC, CVR (A) (B) (C) (D)	351,314	8,045

		137,118

Food Products - 0.0% (F)
Kraft Heinz Co.	400	30,564

Health Care Equipment & Supplies - 0.2%
STERIS Corp.	2,386	164,944

Health Care Providers & Services - 3.3%
Health Net, Inc. (A)	3,726	249,120
Omnicare, Inc.	17,206	1,666,401
Synergy Health PLC	18,147	493,104

		2,408,625

Insurance - 6.9%
Chubb Corp., Class A	13,166	1,636,929
HCC Insurance Holdings, Inc.	13,748	1,060,795
PartnerRe, Ltd.	17,303	2,352,516

		5,050,240

Internet Software & Services - 3.6%
Dealertrack Technologies, Inc. (A)	33,839	2,100,387
Xoom Corp. (A)	20,495	509,301

		2,609,688

IT Services - 0.2%
Anite PLC	65,033	127,710

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.6%
Pall Corp. (E)	14,914	$ 1,885,875

Media - 0.3%
Martha Stewart Living Omnimedia, Inc., Class A (A)	11,197	67,966
Time Warner Cable, Inc.	747	141,937

		209,903

Metals & Mining - 0.0% (F)
Sirius Resources (A)	4,787	10,427

Multiline Retail - 0.4%
Dollar Tree, Inc. (A)	3,851	298,645

Oil, Gas & Consumable Fuels - 0.4%
Williams Cos., Inc.	5,339	280,191

Pharmaceuticals - 5.7%
Chelsea Therapeutics International, Ltd., CVR (A) (B) (C) (D)	124,250	6,622
Hospira, Inc. (A) (E)	46,153	4,128,386

		4,135,008

Real Estate Investment Trusts - 3.8%
Associated Estates Realty Corp.	41,566	1,195,023
Excel Trust, Inc.	99,710	1,579,406

		2,774,429

Road & Rail - 0.5%
Asciano, Ltd.	26,511	157,545
Quality Distribution, Inc. (A)	10,705	170,316

		327,861

Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	26,887	1,335,208
Broadcom Corp., Class A	16,617	840,986
CSR PLC	8,486	119,005

		2,295,199

Software - 3.9%
Informatica Corp. (A)	58,974	2,861,419

Specialty Retail - 1.4%
ANN, Inc. (A)	9,145	418,384
World Duty Free SpA (A)	51,083	570,557

		988,941

Transportation Infrastructure - 1.8%
Ansaldo STS SpA	123,443	1,277,082

Wireless Telecommunication Services - 0.5%
Leap Wireless, CVR (A) (B) (C) (D)	95,682	382,728

Total Common Stocks (Cost $40,147,794)		40,266,632

MASTER LIMITED PARTNERSHIPS - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
MarkWest Energy Partners, LP	1,494	97,767
Williams Partners, LP	25,480	1,175,393

Total Master Limited Partnerships (Cost $1,531,607)		1,273,160

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 2.5%
Food & Staples Retailing - 1.4%
US Foods, Inc.
8.50%, 06/30/2019	$ 995,000	$ 1,037,287

Semiconductors & Semiconductor Equipment - 1.1%
Freescale Semiconductor, Inc.
10.75%, 08/01/2020	748,000	788,205

Total Corporate Debt Securities (Cost $1,872,514)		1,825,492

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.2%
Call - ACE, Ltd.	17	5,100
Strike Price $110.00
Expires 11/20/2015
Call - ACE, Ltd.
Strike Price $115.00
Expires 08/21/2015	4	60
Call - ACE, Ltd.
Strike Price $115.00
Expires 11/20/2015	22	3,080
Call - Avago Technologies, Ltd.
Strike Price $140.00
Expires 10/16/2015	12	4,800
Call - Catamaran Corp. (C)
Strike Price $62.50
Expires 10/16/2015	18	54
Call - Centene Corp.
Strike Price $80.00
Expires 08/21/2015	18	162
Call - Centene Corp.
Strike Price $80.00
Expires 09/18/2015	18	810
Call - KYTHERA Biopharmaceuticals, Inc.
Strike Price $75.00
Expires 08/21/2015	7	63
Call - Noble Energy, Inc. (C)
Strike Price $50.00
Expires 08/21/2015	54	270
Call - Omnicare, Inc.
Strike Price $100.00
Expires 09/18/2015	5	25
Call - STERIS Corp.
Strike Price $70.00
Expires 09/18/2015	15	1,875
Call - Williams Cos., Inc.
Strike Price $60.00
Expires 08/21/2015	4	84
Call - Williams Cos., Inc.
Strike Price $60.00
Expires 11/20/2015	181	30,770
Call - Williams Cos., Inc.
Strike Price $62.50
Expires 08/21/2015	76	1,140
Call - Williams Cos., Inc.
Strike Price $65.00
Expires 08/21/2015	19	57
Put - Altera Corp.
Strike Price $45.00
Expires 02/19/2016	57	11,685

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - AT&T, Inc.
Strike Price $34.50
Expires 08/21/2015	220	$ 8,800
Put - Axis Capital Holdings, Ltd.
Strike Price $50.00
Expires 09/18/2015	50	750
Put - Axis Capital Holdings, Ltd.
Strike Price $55.00
Expires 08/21/2015	8	280
Put - Catamaran Corp. (C)
Strike Price $57.50
Expires 10/16/2015	7	35
Put - Chubb Corp.
Strike Price $110.00
Expires 10/16/2015	61	3,599
Put - Kraft Heinz Co. (C)
Strike Price $82.50
Expires 09/18/2015	79	1,185
Put - Orbitz Worldwide, Inc.
Strike Price $10.00
Expires 08/21/2015	401	2,005
Put - Orbitz Worldwide, Inc.
Strike Price $10.00
Expires 01/15/2016	71	2,130
Put - Williams Cos., Inc.
Strike Price $52.50
Expires 09/18/2015	91	27,846

Total Exchange-Traded Options Purchased (Cost $215,315)		106,665

	Principal	Value
REPURCHASE AGREEMENT - 36.5%
State Street Bank & Trust Co. 0.01% (G), dated 07/31/2015, to be repurchased at $26,669,796 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.00%, due 12/15/2017 - 04/01/2028, and with a total value of $27,205,632.	$ 26,669,774	26,669,774

Total Repurchase Agreement (Cost $26,669,774)		26,669,774

Total Investments (Cost $70,437,004) (H)		70,141,723
Net Other Assets (Liabilities) - 3.9%		2,866,373

Net Assets - 100.0%		$ 73,008,096

	Shares	Value
SECURITIES SOLD SHORT - (6.2)%
COMMON STOCKS - (6.2)%
Banks - (1.2)%
BB&T Corp.	(11,705)	$ (471,360)
Royal Bank of Canada	(6,211)	(362,412)

		(833,772)

Diversified Telecommunication Services - (1.4)%
AT&T, Inc.	(28,897)	(1,003,882)

Food Products - (0.0)% (F)
Kraft Heinz Co.	(400)	(30,564)

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Health Care Equipment & Supplies - (0.9)%
STERIS Corp.	(9,541)	$ (659,569)

Health Care Providers & Services - (0.6)%
Centene Corp. (A)	(6,306)	(442,240)

Insurance - (1.1)%
ACE, Ltd.	(7,424)	(807,508)

Media - (0.1)%
Charter Communications, Inc., Class A (A)	(373)	(69,326)

Metals & Mining - (0.0)% (F)
Independence Group NL	(507)	(1,401)

Multiline Retail - (0.4)%
Dollar Tree, Inc. (A)	(3,851)	(298,645)

Semiconductors & Semiconductor Equipment - (0.4)%
Avago Technologies, Ltd., Class A	(2,202)	(275,558)

Specialty Retail - (0.1)%
Ascena Retail Group, Inc. (A)	(6,215)	(77,812)

Total Common Stocks (Proceeds $4,531,500)		(4,500,277)

Total Securities Sold Short (Proceeds $4,531,500)		$ (4,500,277)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Call - Altera Corp.	USD	49.50	08/21/2015	14	$(982)	$(1,330)
Call - Altera Corp.	USD	50.00	08/21/2015	29	(3,653)	(725)
Call - Altera Corp.	USD	50.00	09/18/2015	56	(6,050)	(4,032)
Call - AT&T, Inc.	USD	35.50	08/21/2015	220	(4,832)	(4,400)
Call - AT&T, Inc.	USD	36.00	08/21/2015	24	(1,871)	(240)
Call - Axis Capital Holdings, Ltd.	USD	65.00	08/21/2015	8	(134)	(120)
Call - Energy Transfer Equity, LP	USD	32.50	08/21/2015	90	(10,344)	(2,925)
Call - Energy Transfer Equity, LP	USD	33.75	08/21/2015	15	(897)	(375)
Call - Hospira, Inc.	USD	90.00	08/21/2015	21	(324)	(21)
Call - Williams Partners, LP	USD	50.00	08/21/2015	17	(2,045)	(680)
Call - Xoom Corp.	USD	25.00	08/21/2015	48	(1,538)	(480)
Call - Xoom Corp.	USD	25.00	10/16/2015	30	(1,751)	(600)
Put - ACE, Ltd.	USD	100.00	11/20/2015	2	(477)	(230)
Put - ACE, Ltd.	USD	105.00	08/21/2015	5	(974)	(150)
Put - Altera Corp.	USD	45.00	08/21/2015	29	(2,783)	(435)
Put - Altera Corp.	USD	50.00	08/21/2015	29	(4,914)	(2,972)
Put - Avago Technologies, Ltd.	USD	125.00	10/16/2015	12	(7,415)	(11,124)
Put - Centene Corp.	USD	75.00	09/18/2015	18	(6,917)	(10,800)
Put - Centene Corp.	USD	77.50	08/21/2015	18	(6,691)	(11,952)
Put - KYTHERA Biopharmaceuticals, Inc. (C)	USD	70.00	08/21/2015	7	(284)	(700)
Put - PartnerRe, Ltd.	USD	130.00	08/21/2015	8	(2,634)	(600)
Put - STERIS Corp.	USD	65.00	09/18/2015	15	(2,587)	(1,425)
Put - Williams Cos., Inc.	USD	55.00	08/21/2015	19	(2,223)	(6,156)
Put - Williams Cos., Inc.	USD	57.50	08/21/2015	90	(17,148)	(47,250)
Put - Williams Partners, LP	USD	50.00	08/21/2015	17	(6,212)	(8,024)
Put - Xoom Corp.	USD	25.00	08/21/2015	30	(500)	(600)
Put - Xoom Corp.	USD	25.00	10/16/2015	30	(1,003)	(750)

Total					$(97,183)	$(119,096)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (I)

Total Return Swap Agreements - Payable (J)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dragon Oil PLC	MSC	1-Month GBP-LIBOR	05/07/2016	26,509	$(1,287)	$—	$(1,287)

FORWARD FOREIGN CURRENCY CONTRACTS: (I)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	09/15/2015	AUD	32,600	USD	23,979	$28	$(240)
GSC	09/15/2015	CAD	472,900	USD	362,126	—	(648)
GSC	09/15/2015	EUR	3,416,500	USD	3,787,408	—	(32,946)
GSC	09/15/2015	GBP	31,000	USD	48,183	213	—
GSC	09/15/2015	USD	206,358	AUD	274,900	5,958	(17)
GSC	09/15/2015	USD	383,434	CAD	472,900	21,956	—
GSC	09/15/2015	USD	6,439,740	EUR	5,722,600	151,058	—
GSC	09/15/2015	USD	552,555	GBP	353,590	2,489	(1,939)

Total						$181,702	$(35,790)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$36,211,326	$3,522,656	$532,650	$40,266,632
Master Limited Partnerships	1,273,160	—	—	1,273,160
Corporate Debt Securities	—	1,825,492	—	1,825,492
Exchange-Traded Options Purchased	105,121	1,544	—	106,665
Repurchase Agreement	—	26,669,774	—	26,669,774

Total Investments	$37,589,607	$32,019,466	$532,650	$70,141,723

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$181,702	$—	$181,702

Total Other Financial Instruments	$—	$181,702	$—	$181,702

LIABILITIES
Securities Sold Short
Common Stocks	$(4,498,876)	$(1,401)	$—	$(4,500,277)

Total Securities Sold Short	$(4,498,876)	$(1,401)	$—	$(4,500,277)

Other Financial Instruments
Exchange-Traded Options Written	$(118,396)	$(700)	$—	$(119,096)
Over-The-Counter Total Return Swap Agreements	—	(1,287)	—	(1,287)
Forward Foreign Currency Contracts (M)	—	(35,790)	—	(35,790)

Total Other Financial Instruments	$(118,396)	$(37,777)	$—	$(156,173)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 1 to Level 3 (N)
Common Stocks	$—	$—	$—	$382,728

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Illiquid security. Total aggregate value of illiquid securities is $532,650, representing 0.7% of the Fund’s net assets.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $532,650, representing 0.7% of the Fund’s net assets, and total aggregate fair value of derivatives is $844, representing less than 0.1% of the Fund’s net assets.

(D)	Security is Level 3 of the fair value hierarchy.
(E)

All or a portion of the security has been segregated by the custodian as collateral for open options and securities sold short transactions. Total value of securities segregated as collateral for open options and securities sold short transactions is $6,546,500.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rate disclosed reflects the yield at July 31, 2015.
(H)

Aggregate cost for federal income tax purposes is $70,437,004. Aggregate gross unrealized appreciation and depreciation for all securities is $698,903 and $994,184, respectively. Net unrealized depreciation for tax purposes is $295,281.

(I)	Cash in the amount of $10,000 has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts.
(J)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(K)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Level 3 securities were not considered significant to the Fund.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(N)	Transferred from Level 1 to 3 from the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to the unavailability of quoted market prices in active markets.

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

PORTFOLIO ABBREVIATIONS:

CVR	Contingent Value Right
LIBOR	London Interbank Offered Rate

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 54.1%
Transamerica Bond (A)	5,271,017	$ 53,395,398
Transamerica Core Bond (A)	13,346,463	133,998,493
Transamerica Emerging Markets Debt (A)	1,309,274	13,105,836
Transamerica Flexible Income (A)	2,150,233	20,104,675
Transamerica Floating Rate (A)	1,937,454	19,258,294
Transamerica High Yield Bond (A)	1,765,632	16,526,314
Transamerica Intermediate Bond (A)	5,884,850	59,378,133
Transamerica Short-Term Bond (A)	6,123,462	61,663,264
Transamerica Total Return (A)	12,792,026	134,188,350

		511,618,757

Global/International Equity - 6.1%
Transamerica Developing Markets Equity (A)	1,782,706	17,167,463
Transamerica Emerging Markets Equity (A)	606,992	5,505,421
Transamerica International Equity (A)	665,537	12,225,914
Transamerica International Equity Opportunities (A)	1,386,776	11,371,566
Transamerica International Small Cap (A)	661,425	6,739,923
Transamerica International Small Cap Value (A)	341,068	4,416,835

		57,427,122

Inflation-Protected Securities - 4.7%
Transamerica Inflation Opportunities (A)	4,533,682	44,112,729

Tactical and Specialty - 6.4%
Transamerica Arbitrage Strategy (A)	891,643	8,818,346
Transamerica Commodity Strategy (A) (B)	826,285	5,122,966
Transamerica Event Driven (A) (B)	933,953	9,218,114
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F) (G)	7,891	61,471
Transamerica Global Multifactor Macro (A) (B)	1,391,803	14,126,801
Transamerica Managed Futures Strategy (A)	2,104,101	23,145,112

		60,492,810

U.S. Equity - 28.8%
Transamerica Capital Growth (A)	1,367,810	25,085,627
Transamerica Concentrated Growth (A)	1,358,220	23,755,275
Transamerica Dividend Focused (A)	4,237,805	55,811,895
Transamerica Growth (A)	2,541,649	38,683,901
Transamerica Growth Opportunities (A)	1,521,406	16,583,324
Transamerica Large Cap Value (A)	4,407,367	57,207,625
Transamerica Mid Cap Value (A)	624,134	10,304,446
Transamerica Mid Cap Value Opportunities (A)	405,529	4,614,918
Transamerica Small Cap Core (A)	516,391	5,282,685
Transamerica Small Cap Growth (A)	538,277	7,417,454
Transamerica Small Cap Value (A)	71,145	836,665
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F) (G)	1,529	5,100
Transamerica US Growth (A)	1,491,714	26,567,434

		272,156,349

Value
INVESTMENT COMPANIES (continued)
Total Investment Companies (Cost $868,470,543)	$ 945,807,767

Total Investments (Cost $868,470,543) (H)	945,807,767
Net Other Assets (Liabilities) - (0.1)%	(1,185,625)

Net Assets - 100.0%	$ 944,622,142

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at July 31, 2015
ASSETS
Investments
Investment Companies	$945,741,196	$—	$66,571	$945,807,767

Total Investments	$945,741,196	$—	$66,571	$945,807,767

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $66,571, representing less than 0.1% of the Fund’s net assets.

(E)	Illiquid security. Total aggregate value of illiquid securities is $66,571, representing less than 0.1% of the Fund’s net assets.
(F)	At July 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Current Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$61,471	0.0	%(K)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	5,100	0.0	(K)

			$96,479	$66,571	0.0	%(K)

(G)	Security is Level 3 of the fair value hierarchy.
(H)

Aggregate cost for federal income tax purposes is $868,470,543. Aggregate gross unrealized appreciation and depreciation for all securities is $89,624,789 and $12,287,565, respectively. Net unrealized appreciation for tax purposes is $77,337,224.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.
(K)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 0.0% (A)
Transamerica Money Market (B)	60,294	$ 60,294

Global/International Equity - 18.0%
Transamerica Developing Markets Equity (B)	7,425,769	71,510,156
Transamerica Emerging Markets Equity (B)	3,718,203	33,724,101
Transamerica International Equity (B)	3,361,843	61,757,050
Transamerica International Equity Opportunities (B)	7,333,846	60,137,540
Transamerica International Small Cap (B)	4,126,794	42,052,026
Transamerica International Small Cap Value (B)	1,415,719	18,333,559

		287,514,432

Tactical and Specialty - 10.3%
Transamerica Event Driven (B) (C)	4,003,770	39,517,206
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F) (G) (H)	5,149	40,110
Transamerica Global Multifactor Macro (B) (C)	3,976,457	40,361,041
Transamerica Global Real Estate Securities (B)	406,453	5,787,895
Transamerica Managed Futures Strategy (B)	7,104,217	78,146,385

		163,852,637

U.S. Equity - 71.8%
Transamerica Capital Growth (B)	5,379,433	98,658,801
Transamerica Concentrated Growth (B)	5,032,380	88,016,328
Transamerica Dividend Focused (B)	16,863,010	222,085,848
Transamerica Growth (B)	10,070,256	153,269,300
Transamerica Growth Opportunities (B)	5,029,373	54,820,161
Transamerica Large Cap Value (B)	17,827,909	231,406,263
Transamerica Mid Cap Value (B)	4,997,687	82,511,818
Transamerica Mid Cap Value Opportunities (B)	2,846,037	32,387,899
Transamerica Small Cap Core (B)	436,173	4,462,053
Transamerica Small Cap Growth (B)	2,717,766	37,450,811
Transamerica Small Cap Value (B)	2,911,014	34,233,526
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G) (H)	5,111	17,048
Transamerica US Growth (B)	5,855,855	104,292,780

		1,143,612,636

Total Investment Companies (Cost $1,292,465,574)		1,595,039,999

Total Investments (Cost $1,292,465,574) (I)		1,595,039,999
Net Other Assets (Liabilities) - (0.1)%		(1,384,184)

Net Assets - 100.0%		$ 1,593,655,815

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value at July 31, 2015
ASSETS
Investments
Investment Companies	$1,594,982,841	$—	$57,158	$1,595,039,999

Total Investments	$1,594,982,841	$—	$57,158	$1,595,039,999

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $57,158, representing less than 0.1% of the Fund’s net assets.

(F)	Illiquid security. Total aggregate value of illiquid securities is $57,158, representing less than 0.1% of the Fund’s net assets.
(G)	At July 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Current Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$40,110	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,112	17,048	0.0	(A)

			$104,087	$57,158	0.0	%(A)

(H)	Security is Level 3 of the fair value hierarchy.
(I)

Aggregate cost for federal income tax purposes is $1,292,465,574. Aggregate gross unrealized appreciation and depreciation for all securities is $307,631,469 and $5,057,044, respectively. Net unrealized appreciation for tax purposes is $302,574,425.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Level 3 securities were not considered significant to the Fund.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 22.5%
Transamerica Bond (A)	6,706,844	$ 67,940,330
Transamerica Core Bond (A)	18,235,260	183,082,006
Transamerica Emerging Markets Debt (A)	1,482,249	14,837,312
Transamerica Flexible Income (A)	5,239,480	48,989,135
Transamerica Floating Rate (A)	3,088,217	30,696,878
Transamerica High Yield Bond (A)	3,255,873	30,474,968
Transamerica Intermediate Bond (A)	7,524,495	75,922,154
Transamerica Short-Term Bond (A)	4,604,249	46,364,792
Transamerica Total Return (A)	16,184,525	169,775,666

		668,083,241

Global/International Equity - 13.5%
Transamerica Developing Markets Equity (A)	10,009,859	96,394,939
Transamerica Emerging Markets Equity (A)	5,034,831	45,665,918
Transamerica International Equity (A)	4,236,700	77,828,180
Transamerica International Equity Opportunities (A)	11,773,310	96,541,141
Transamerica International Small Cap (A)	5,045,260	51,411,197
Transamerica International Small Cap Value (A)	2,621,677	33,950,719

		401,792,094

Inflation-Protected Securities - 1.8%
Transamerica Inflation Opportunities (A)	5,501,660	53,531,148

Tactical and Specialty - 7.1%
Transamerica Arbitrage Strategy (A)	2,985,711	29,528,682
Transamerica Commodity Strategy (A) (B)	3,061,006	18,978,240
Transamerica Event Driven (A) (B)	2,993,651	29,547,331
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F) (G)	34,418	268,113
Transamerica Global Multifactor Macro (A) (B)	4,460,332	45,272,365
Transamerica Global Real Estate Securities (A)	1,048,883	14,936,090
Transamerica Managed Futures Strategy (A)	6,624,464	72,869,107

		211,399,928

U.S. Equity - 55.2%
Transamerica Capital Growth (A)	7,953,343	145,864,305
Transamerica Concentrated Growth (A)	7,344,899	128,462,283
Transamerica Dividend Focused (A)	24,255,729	319,447,953
Transamerica Growth (A)	14,774,582	224,869,140
Transamerica Growth Opportunities (A)	9,076,120	98,929,706
Transamerica Large Cap Value (A)	25,246,316	327,697,186
Transamerica Mid Cap Value (A)	7,338,936	121,165,831
Transamerica Mid Cap Value Opportunities (A)	4,436,575	50,488,223
Transamerica Small Cap Core (A)	1,808,013	18,495,968
Transamerica Small Cap Growth (A)	1,971,745	27,170,650
Transamerica Small Cap Value (A)	2,302,173	27,073,550
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F) (G)	4,660	15,544
Transamerica US Growth (A)	8,666,142	154,343,989

		1,644,024,328

Value
INVESTMENT COMPANIES (continued)
Total Investment Companies (Cost $2,563,596,865)	$ 2,978,830,739

Total Investments (Cost $2,563,596,865) (H)	2,978,830,739
Net Other Assets (Liabilities) - (0.1)%	(2,942,098)

Net Assets - 100.0%	$ 2,975,888,641

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at July 31, 2015
ASSETS
Investments
Investment Companies	$2,978,547,082	$—	$283,657	$2,978,830,739

Total Investments	$2,978,547,082	$—	$283,657	$2,978,830,739

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $283,657, representing less than 0.1% of the Fund’s net assets.

(E)	Illiquid security. Total aggregate value of illiquid securities is $283,657, representing less than 0.1% of the Fund’s net assets.
(F)	At July 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Current Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$268,113	0.0	%(K)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	15,544	0.0	(K)

			$400,711	$283,657	0.0	%(K)

(G)	Security is Level 3 of the fair value hierarchy.
(H)

Aggregate cost for federal income tax purposes is $2,563,596,865. Aggregate gross unrealized appreciation and depreciation for all securities is $445,090,444 and $29,856,570, respectively. Net unrealized appreciation for tax purposes is $415,233,874.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.
(K)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 42.1%
Transamerica Bond (A)	8,454,558	$ 85,644,669
Transamerica Core Bond (A)	23,786,678	238,818,245
Transamerica Emerging Markets Debt (A)	2,598,754	26,013,532
Transamerica Flexible Income (A)	6,501,659	60,790,507
Transamerica Floating Rate (A)	3,244,125	32,246,599
Transamerica High Yield Bond (A)	2,498,694	23,387,778
Transamerica Intermediate Bond (A)	9,842,910	99,314,966
Transamerica Short-Term Bond (A)	8,071,238	81,277,362
Transamerica Total Return (A)	21,553,891	226,100,315

		873,593,973

Global/International Equity - 9.5%
Transamerica Developing Markets Equity (A)	5,202,822	50,103,172
Transamerica Emerging Markets Equity (A)	2,611,472	23,686,050
Transamerica International Equity (A)	2,486,111	45,669,861
Transamerica International Equity Opportunities (A)	5,098,997	41,811,779
Transamerica International Small Cap (A)	2,068,923	21,082,326
Transamerica International Small Cap Value (A)	1,103,677	14,292,619

		196,645,807

Inflation-Protected Securities - 2.8%
Transamerica Inflation Opportunities (A)	6,027,626	58,648,797

Tactical and Specialty - 6.6%
Transamerica Arbitrage Strategy (A)	1,936,223	19,149,243
Transamerica Commodity Strategy (A) (B)	2,224,697	13,793,119
Transamerica Event Driven (A) (B)	2,102,700	20,753,647
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F) (G)	21,365	166,430
Transamerica Global Multifactor Macro (A) (B)	3,126,387	31,732,829
Transamerica Managed Futures Strategy (A)	4,594,562	50,540,183

		136,135,451

U.S. Equity - 39.1%
Transamerica Capital Growth (A)	3,852,046	70,646,515
Transamerica Concentrated Growth (A)	3,971,850	69,467,649
Transamerica Dividend Focused (A)	12,100,796	159,367,478
Transamerica Growth (A)	7,073,125	107,652,967
Transamerica Growth Opportunities (A)	4,604,386	50,187,809
Transamerica Large Cap Value (A)	12,485,448	162,061,121
Transamerica Mid Cap Value (A)	3,232,661	53,371,232
Transamerica Mid Cap Value Opportunities (A)	2,018,261	22,967,809
Transamerica Small Cap Core (A)	1,010,707	10,339,536
Transamerica Small Cap Growth (A)	1,198,902	16,520,865
Transamerica Small Cap Value (A)	1,230,201	14,467,165
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F) (G)	2,887	9,629
Transamerica US Growth (A)	4,112,871	73,250,238

		810,310,013

Value
INVESTMENT COMPANIES (continued)
Total Investment Companies (Cost $1,870,525,615)	$ 2,075,334,041

Total Investments (Cost $1,870,525,615) (H)	2,075,334,041
Net Other Assets (Liabilities) - (0.1)%	(1,908,406)

Net Assets - 100.0%	$ 2,073,425,635

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at July 31, 2015
ASSETS
Investments
Investment Companies	$2,075,157,982	$—	$176,059	$2,075,334,041

Total Investments	$2,075,157,982	$—	$176,059	$2,075,334,041

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $176,059, representing less than 0.1% of the Fund’s net assets.

(E)	Illiquid security. Total aggregate value of illiquid securities is $176,059, representing less than 0.1% of the Fund’s net assets.
(F)	At July 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Current Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$166,430	0.0	%(K)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	9,629	0.0	(K)

			$248,682	$176,059	0.0	%(K)

(G)	Security is Level 3 of the fair value hierarchy.
(H)

Aggregate cost for federal income tax purposes is $1,870,525,615. Aggregate gross unrealized appreciation and depreciation for all securities is $232,842,655 and $28,034,229, respectively. Net unrealized appreciation for tax purposes is $204,808,426.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.
(K)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.5%
Cayman Islands - 0.4%
AIM Aviation Finance, Ltd.
Series 2015-1A, Class A1
4.21%, 02/15/2040 (A) (B)	$ 2,988,333	$ 2,978,472

United States - 9.1%
American Homes 4 Rent Trust
Series 2014-SFR1, Class D
2.35%, 06/17/2031 (A) (B)	1,870,000	1,832,366
Series 2014-SFR2, Class D
5.15%, 10/17/2036 (B)	595,000	606,810
CAM Mortgage LLC
Series 2015-1, Class A
3.50%, 07/15/2064 (A) (B)	1,920,715	1,920,074
Capital One Multi-Asset Execution Trust
Series 2013-A3, Class A3
0.96%, 09/16/2019	3,865,000	3,867,095
CarNow Auto Receivables Trust
Series 2014-1A, Class C
2.81%, 11/15/2018 (B)	1,575,000	1,574,672
Chase Issuance Trust
Series 2013-A8, Class A8
1.01%, 10/15/2018	2,940,000	2,944,298
Citibank Credit Card Issuance Trust
Series 2013-A3, Class A3
1.11%, 07/23/2018	7,507,075	7,529,071
Colony American Homes
Series 2014-1A, Class D
2.40%, 05/17/2031 (A) (B)	930,000	915,659
CPS Auto Receivables Trust
Series 2014-C, Class C
3.77%, 08/17/2020 (B)	665,000	665,937
Series 2014-D, Class C
4.35%, 11/16/2020 (B)	1,030,000	1,045,955
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class AF5B
5.07%, 05/25/2035 (A)	625,000	627,151
DT Auto Owner Trust
Series 2014-1A, Class D
3.98%, 01/15/2021 (B)	250,000	252,758
Series 2014-2A, Class D
3.68%, 04/15/2021 (B)	1,070,000	1,071,405
Series 2014-3A, Class D
4.47%, 11/15/2021 (B)	1,685,000	1,711,576
Series 2015-1A, Class D
4.26%, 02/15/2022 (B)	1,460,000	1,471,137
First Investors Auto Owner Trust
Series 2014-1A, Class D
3.28%, 04/15/2021 (B)	615,000	613,497
Series 2014-2A, Class D
3.47%, 02/15/2021 (B)	895,000	894,126
Series 2014-3A, Class D
3.85%, 02/15/2022 (B)	725,000	726,495
Flagship Credit Auto Trust
Series 2013-2, Class C
4.42%, 12/16/2019 (B)	1,690,000	1,742,765
Series 2014-2, Class C
3.95%, 12/15/2020 (B)	625,000	628,355
Series 2015-1, Class C
3.76%, 06/15/2021 (B)	1,400,000	1,390,477
Ford Credit Auto Owner Trust
Series 2013-D, Class A3
0.67%, 04/15/2018	2,567,050	2,565,055

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
GE Accounts Receivable Funding
Series 2010-3, Class TSTC
6.99%, 08/24/2017 (A) (B)	$ 2,000,000	$ 2,000,000
Invitation Homes Trust
Series 2014-SFR1, Class C
2.29%, 06/17/2031 (A) (B)	795,000	795,900
Series 2014-SFR2, Class D
2.94%, 09/17/2031 (A) (B)	940,000	934,542
Series 2014-SFR3, Class D
3.19%, 12/17/2031 (A) (B)	1,755,000	1,748,580
Series 2015-SFR3, Class D
2.93%, 08/17/2032 (A) (B)	1,445,000	1,423,029
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43%, 06/18/2024 (B)	2,010,000	2,016,098
Series 2014-2A, Class B
3.02%, 09/18/2024 (B)	920,000	926,716
Series 2015-1A, Class B
3.85%, 03/18/2026 (B)	1,685,000	1,726,822
Series 2015-2A, Class B
3.10%, 07/18/2025 (B)	2,015,000	2,018,748
Santander Drive Auto Receivables Trust
Series 2014-4, Class D
3.10%, 11/16/2020	1,400,000	1,422,613
SoFi Professional Loan Program LLC
Series 2014-A, Class A2
3.02%, 10/25/2027 (B)	155,649	158,784
Series 2014-B, Class A2
2.55%, 08/27/2029 (B)	412,670	414,205
Series 2015-A, Class A2
2.42%, 03/25/2030 (B)	3,003,845	3,004,091
Springleaf Funding Trust
Series 2013-BA, Class A
3.92%, 01/16/2023 (B)	3,750,000	3,752,625
Series 2014-AA, Class A
2.41%, 12/15/2022 (B)	2,330,000	2,336,832
Series 2014-AA, Class B
3.45%, 12/15/2022 (B)	800,000	802,648
Series 2015-AA, Class B
3.62%, 11/15/2024 (B)	2,025,000	2,047,887
TAL Advantage V LLC
Series 2014-3A, Class A
3.27%, 11/21/2039 (B)	2,940,000	2,974,036
U.S. Residential Opportunity Fund IV Trust
Series 2015-1IV, Class A
3.72%, 02/27/2035 (B)	1,388,772	1,384,696
VOLT XXII LLC
Series 2015-NPL4, Class A1
3.50%, 02/25/2055 (A) (B)	4,144,328	4,138,518
World Omni Auto Receivables Trust
Series 2013-A, Class A3
0.64%, 04/16/2018	788,921	788,484

		73,412,588

Total Asset-Backed Securities (Cost $76,049,253)		76,391,060

CONVERTIBLE BONDS - 4.9%
United States - 4.9%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	1,397,000	2,293,699
1.50%, 10/15/2020	198,000	333,011
Brocade Communications Systems, Inc.
1.38%, 01/01/2020 (B) (C)	1,492,000	1,473,350
Ciena Corp.
3.75%, 10/15/2018 (B)	1,520,000	2,169,800

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Emergent Biosolutions, Inc.
2.88%, 01/15/2021 (C)	$ 1,220,000	$ 1,502,125
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016	870,000	4,520,194
Hornbeck Offshore Services, Inc.
1.50%, 09/01/2019 (C)	980,000	780,325
Iconix Brand Group, Inc.
1.50%, 03/15/2018 (C)	200,000	192,375
Jarden Corp.
1.13%, 03/15/2034 (C)	180,000	222,638
Lennar Corp.
2.75%, 12/15/2020 (B)	365,000	871,666
3.25%, 11/15/2021 (B)	1,465,000	3,312,731
Level 3 Financing, Inc.
8.63%, 07/15/2020	985,000	1,051,487
Macquarie Infrastructure Corp.
2.88%, 07/15/2019 (C)	465,000	553,641
Micron Technology, Inc.
Series G
3.00%, 11/15/2043 (C)	1,430,000	1,331,687
Mylan, Inc.
3.75%, 09/15/2015	640,000	2,794,000
Novellus Systems, Inc.
2.63%, 05/15/2041	975,000	2,202,891
Nuance Communications, Inc.
1.50%, 11/01/2035	1,257,000	1,333,206
Old Republic International Corp.
3.75%, 03/15/2018 (C)	590,000	709,475
Palo Alto Networks, Inc.
Zero Coupon, 07/01/2019	370,000	643,569
Redwood Trust, Inc.
4.63%, 04/15/2018	120,000	115,875
Rovi Corp.
0.50%, 03/01/2020 (B) (C)	2,600,000	2,159,625
SunEdison, Inc.
2.38%, 04/15/2022 (B)	2,050,000	2,298,562
2.63%, 06/01/2023 (B) (C)	563,000	509,163
3.38%, 06/01/2025 (B)	634,000	578,129
Whiting Petroleum Corp.
1.25%, 04/01/2020 (B)	6,230,000	5,392,844

Total Convertible Bonds (Cost $33,065,604)		39,346,068

CORPORATE DEBT SECURITIES - 61.0%
Australia - 0.2%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (B)	830,000	757,470
Virgin Australia Trust
5.00%, 04/23/2025 (B)	439,171	456,738

		1,214,208

Austria - 0.0% (D)
OGX Austria GmbH
8.38%, 04/01/2022 (B) (E)	6,100,000	311
8.50%, 06/01/2018 (B) (E)	600,000	31

		342

Belgium - 0.4%
Delhaize Group
5.70%, 10/01/2040	2,845,000	2,997,882

Bermuda - 0.0% (D)
Aircastle, Ltd.
5.50%, 02/15/2022	145,000	151,162

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Brazil - 1.0%
BRF SA
3.95%, 05/22/2023 (B)	$ 4,600,000	$ 4,255,000
Cielo SA / Cielo USA, Inc.
3.75%, 11/16/2022 (B)	4,460,000	4,047,450

		8,302,450

Canada - 0.7%
Baytex Energy Corp.
5.13%, 06/01/2021 (B) (C)	20,000	17,800
5.63%, 06/01/2024 (B)	5,000	4,300
MEG Energy Corp.
6.38%, 01/30/2023 (B) (C)	555,000	493,950
6.50%, 03/15/2021 (B)	375,000	350,438
7.00%, 03/31/2024 (B)	975,000	894,562
Methanex Corp.
5.25%, 03/01/2022	350,000	374,568
Pacific Rubiales Energy Corp.
5.13%, 03/28/2023 (B)	150,000	94,875
5.63%, 01/19/2025 (B)	2,635,000	1,665,847
Talisman Energy, Inc.
3.75%, 02/01/2021	1,695,000	1,663,078

		5,559,418

Cayman Islands - 0.5%
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (B) (C)	4,568,000	3,197,600
Transocean, Inc.
4.30%, 10/15/2022 (C)	1,085,000	787,981
6.88%, 12/15/2021 (C)	115,000	97,319

		4,082,900

Colombia - 0.3%
Ecopetrol SA
5.88%, 09/18/2023 (C)	1,829,000	1,893,015
5.88%, 05/28/2045	1,025,000	894,292

		2,787,307

France - 1.4%
Credit Agricole SA
4.38%, 03/17/2025 (B)	5,185,000	5,056,008
Societe Generale SA
4.25%, 04/14/2025 (B)	6,890,000	6,572,598

		11,628,606

Italy - 1.1%
Enel SpA
8.75%, 09/24/2073 (A) (B)	4,563,000	5,348,977
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	2,710,000	2,670,618
Telecom Italia SpA
5.30%, 05/30/2024 (B)	650,000	653,250

		8,672,845

Luxembourg - 2.7%
Actavis Funding SCS
3.80%, 03/15/2025	2,925,000	2,851,480
Altice Financing SA
6.63%, 02/15/2023 (B)	880,000	906,400
Altice SA
7.75%, 05/15/2022 (B)	580,000	584,350
ArcelorMittal
7.75%, 10/15/2039	6,975,000	6,730,875
Telecom Italia Capital SA
6.00%, 09/30/2034 (C)	6,085,000	6,024,150
6.38%, 11/15/2033	4,815,000	4,959,450

		22,056,705

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 0.9%
America Movil SAB de CV
8.46%, 12/18/2036	MXN 59,500,000	$ 3,620,798
Petroleos Mexicanos
7.47%, 11/12/2026	59,910,000	3,485,842

		7,106,640

Netherlands - 2.7%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/2023	$ 3,550,000	3,671,651
Enel Finance International NV
6.00%, 10/07/2039 (B)	8,360,000	9,617,829
6.80%, 09/15/2037 (B)	100,000	124,148
ING Bank NV
5.80%, 09/25/2023 (B)	4,200,000	4,592,725
Petrobras Global Finance BV
6.25%, 03/17/2024 (C)	3,700,000	3,462,830

		21,469,183

Spain - 0.6%
Telefonica Emisiones SAU
7.05%, 06/20/2036	3,965,000	4,883,750

United Kingdom - 2.1%
Barclays PLC
4.38%, 09/11/2024	5,815,000	5,677,516
British Airways Pass-Through Trust
4.63%, 06/20/2024 (B)	2,027,679	2,139,201
5.63%, 12/20/2021 (B)	1,986,948	2,101,197
HBOS PLC
6.00%, 11/01/2033 (B)	200,000	221,902
Lloyds Banking Group PLC
4.50%, 11/04/2024 (C)	2,000,000	2,019,160
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022	4,200,000	4,508,381

		16,667,357

United States - 46.4%
Access Midstream Partners, LP / ACMP Finance Corp.
4.88%, 05/15/2023 - 03/15/2024	5,580,000	5,477,737
Air Lease Corp.
3.75%, 02/01/2022	2,185,000	2,188,568
4.25%, 09/15/2024	1,865,000	1,846,350
4.75%, 03/01/2020 (C)	930,000	991,454
Albemarle Corp.
4.15%, 12/01/2024	1,575,000	1,590,019
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	3,050,000	3,217,750
6.50%, 01/15/2028	1,275,000	1,338,750
Alcoa, Inc.
5.90%, 02/01/2027	3,590,000	3,671,493
6.75%, 01/15/2028	570,000	621,300
Allegheny Technologies, Inc.
5.95%, 01/15/2021	5,670,000	5,386,500
American Airlines Pass-Through Trust
3.70%, 11/01/2024	1,146,000	1,131,675
4.38%, 04/01/2024	806,048	811,045
5.60%, 01/15/2022 (B)	3,684,959	3,786,296
AT&T, Inc.
3.40%, 05/15/2025	6,010,000	5,741,113

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Aviation Capital Group Corp.
6.75%, 04/06/2021 (B)	$ 1,130,000	$ 1,285,644
Bank of America Corp.
8.00%, 01/30/2018 (A) (F)	215,000	227,470
Series MTN
4.20%, 08/26/2024	2,930,000	2,942,013
4.25%, 10/22/2026	2,414,000	2,377,442
6.05%, 06/01/2034	820,000	955,352
BMC Software Finance, Inc.
8.13%, 07/15/2021 (B)	140,000	104,300
Braskem America Finance Co.
7.13%, 07/22/2041 (B)	2,765,000	2,250,710
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	1,835,000	1,770,742
Bruce Mansfield Pass-Through Trust
6.85%, 06/01/2034 (C)	2,109,666	2,181,605
California Resources Corp.
5.00%, 01/15/2020 (C)	155,000	132,913
5.50%, 09/15/2021 (C)	1,755,000	1,447,875
6.00%, 11/15/2024 (C)	1,335,000	1,081,350
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	335,000	332,069
5.13%, 05/01/2023 (B)	3,760,000	3,722,400
CCO Safari II LLC
6.48%, 10/23/2045 (B)	1,110,000	1,148,806
CenturyLink, Inc.
7.20%, 12/01/2025	595,000	580,125
7.60%, 09/15/2039	3,675,000	3,270,750
Chesapeake Energy Corp.
4.88%, 04/15/2022 (C)	310,000	249,550
6.63%, 08/15/2020 (C)	85,000	76,075
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	520,000	556,400
Cimarex Energy Co.
4.38%, 06/01/2024	800,000	774,000
CIT Group, Inc.
5.00%, 08/15/2022 - 08/01/2023	1,725,000	1,744,188
Citigroup, Inc.
3.88%, 03/26/2025	6,120,000	5,933,450
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	723,127	752,052
6.25%, 10/11/2021	239,188	251,148
Continental Resources, Inc.
3.80%, 06/01/2024 (C)	4,120,000	3,627,042
4.50%, 04/15/2023	1,290,000	1,197,882
Cox Communications, Inc.
3.85%, 02/01/2025 (B)	3,955,000	3,818,825
Crown Castle Towers LLC
3.66%, 05/15/2045 (B)	4,230,000	4,183,047
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	3,511,365	3,533,193
4.70%, 01/10/2036 (B)	5,268,586	5,582,790
DDR Corp.
3.63%, 02/01/2025	4,360,000	4,172,873
Delta Air Lines Pass-Through Trust
8.02%, 02/10/2024 (C)	1,408,477	1,603,833
Dillard’s, Inc.
7.13%, 08/01/2018	990,000	1,113,750
Energy Transfer Partners, LP
4.05%, 03/15/2025	2,125,000	1,978,439
5.20%, 02/01/2022	1,095,000	1,131,935
Ford Motor Co.
7.50%, 08/01/2026	115,000	141,906
Ford Motor Credit Co. LLC Series MTN
1.07%, 01/17/2017 (A)	3,060,000	3,054,691

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Forethought Financial Group, Inc.
8.63%, 04/15/2021 (B)	$ 1,430,000	$ 1,653,503
Freeport-McMoRan, Inc.
4.55%, 11/14/2024 (C)	6,300,000	5,323,500
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020 (B)	635,000	647,700
4.75%, 10/15/2024 (B) (C)	615,000	615,000
General Motors Co.
4.88%, 10/02/2023	7,110,000	7,289,236
5.20%, 04/01/2045	2,125,000	2,056,297
General Motors Financial Co., Inc.
4.25%, 05/15/2023	3,750,000	3,711,412
Glencore Funding LLC
4.63%, 04/29/2024 (B)	6,205,000	5,964,866
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	505,000	522,675
4.88%, 11/01/2020 (C)	1,390,000	1,433,438
Halcon Resources Corp.
8.63%, 02/01/2020 (B) (C)	675,000	644,625
HCA, Inc.
5.00%, 03/15/2024	8,345,000	8,689,231
7.05%, 12/01/2027	180,000	188,100
7.50%, 12/15/2023 - 11/06/2033	3,700,000	4,002,900
7.69%, 06/15/2025	2,060,000	2,332,950
8.36%, 04/15/2024	190,000	222,300
Series MTN
7.58%, 09/15/2025	1,020,000	1,127,100
7.75%, 07/15/2036	125,000	133,125
HCP, Inc.
3.40%, 02/01/2025	1,820,000	1,702,184
3.88%, 08/15/2024	3,535,000	3,490,735
4.00%, 06/01/2025	4,530,000	4,441,656
HD Supply, Inc.
7.50%, 07/15/2020	65,000	69,388
Hercules, Inc.
6.50%, 06/30/2029	1,260,000	1,174,950
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88%, 03/15/2019	1,680,000	1,732,500
5.88%, 02/01/2022	840,000	869,400
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 (B)	2,300,000	2,495,753
International Lease Finance Corp.
4.63%, 04/15/2021	5,000,000	5,106,100
8.25%, 12/15/2020	710,000	850,225
INVISTA Finance LLC
4.25%, 10/15/2019 (B)	3,725,000	3,650,500
iStar Financial, Inc.
4.00%, 11/01/2017	2,425,000	2,382,562
5.00%, 07/01/2019	2,040,000	2,001,872
Jabil Circuit, Inc.
4.70%, 09/15/2022	6,020,000	6,004,950
Jefferies Group LLC
5.13%, 01/20/2023	965,000	984,445
6.25%, 01/15/2036	3,350,000	3,342,747
6.45%, 06/08/2027	275,000	301,680
6.50%, 01/20/2043	1,805,000	1,807,682
6.88%, 04/15/2021	1,385,000	1,585,000
JPMorgan Chase & Co.
3.88%, 09/10/2024	3,040,000	3,002,550
Keysight Technologies, Inc.
4.55%, 10/30/2024 (B)	3,860,000	3,751,021
Kinder Morgan, Inc.
4.30%, 06/01/2025	3,900,000	3,705,277
KLA-Tencor Corp.
4.13%, 11/01/2021	2,960,000	3,013,283

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (B)	$ 2,365,000	$ 2,294,050
7.38%, 10/01/2017	1,020,000	1,055,700
Lennar Corp.
4.75%, 11/15/2022	855,000	857,138
Level 3 Communications, Inc.
5.75%, 12/01/2022	1,415,000	1,425,613
Level 3 Financing, Inc.
5.38%, 08/15/2022	65,000	65,650
6.13%, 01/15/2021 (C)	655,000	686,931
Liberty Property, LP
3.75%, 04/01/2025	4,410,000	4,307,234
Mackinaw Power LLC
6.30%, 10/31/2023 (B) (G)	933,960	1,019,978
Masco Corp.
4.45%, 04/01/2025	1,531,000	1,534,827
5.95%, 03/15/2022	275,000	303,875
6.50%, 08/15/2032	895,000	926,325
7.13%, 03/15/2020	1,505,000	1,753,325
7.75%, 08/01/2029	415,000	477,250
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019 (B) (C)	800,000	864,000
6.25%, 01/15/2040 (B)	1,900,000	1,852,500
7.38%, 07/15/2039 (B)	5,400,000	5,778,000
Morgan Stanley Series MTN
4.10%, 05/22/2023	14,285,000	14,502,561
8.00%, 05/09/2017	AUD 2,470,000	1,953,142
Navient Corp.
5.50%, 01/25/2023 (C)	$ 2,770,000	2,423,750
Series MTN
6.13%, 03/25/2024	450,000	400,500
Newfield Exploration Co.
5.38%, 01/01/2026	605,000	580,800
5.63%, 07/01/2024	3,610,000	3,537,800
5.75%, 01/30/2022	360,000	356,400
Noble Energy, Inc.
3.90%, 11/15/2024	960,000	934,170
5.63%, 05/01/2021	110,000	116,577
5.88%, 06/01/2022	445,000	477,419
5.88%, 06/01/2024 (C)	255,000	276,699
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	3,828,504	4,307,067
Oasis Petroleum, Inc.
6.88%, 03/15/2022 (C)	580,000	533,600
Old Republic International Corp.
4.88%, 10/01/2024	2,550,000	2,660,405
Omnicare, Inc.
5.00%, 12/01/2024	120,000	127,200
Owens Corning
4.20%, 12/01/2024 (C)	1,290,000	1,277,860
7.00%, 12/01/2036	4,585,000	5,344,579
QEP Resources, Inc.
5.38%, 10/01/2022	100,000	93,500
Quicken Loans, Inc.
5.75%, 05/01/2025 (B) (C)	3,285,000	3,178,237
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 (C)	1,510,000	1,468,475
7.63%, 08/03/2021	1,000,000	1,070,000
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	565,000	535,134
5.75%, 09/01/2020	1,315,000	1,430,786
5.88%, 03/01/2022	150,000	158,873

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	$ 1,535,000	$ 1,505,324
Rialto Holdings LLC / Rialto Corp.
7.00%, 12/01/2018 (B)	1,960,000	2,018,800
Rio Oil Finance Trust
6.25%, 07/06/2024 (B)	1,895,000	1,762,350
Rowan Cos, Inc.
4.75%, 01/15/2024 (C)	3,975,000	3,736,377
Santander Holdings USA, Inc.
4.50%, 07/17/2025	7,038,000	7,134,097
SM Energy Co.
5.00%, 01/15/2024	150,000	137,250
6.13%, 11/15/2022	615,000	605,775
Southwestern Energy Co.
4.10%, 03/15/2022 (C)	1,570,000	1,517,487
4.95%, 01/23/2025 (C)	1,785,000	1,748,693
Springleaf Finance Corp.
7.75%, 10/01/2021	4,305,000	4,746,262
8.25%, 10/01/2023	1,725,000	1,940,625
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	1,710,000	1,653,536
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019 (B)	1,706,000	1,706,000
4.25%, 11/15/2023	110,000	101,750
5.25%, 05/01/2023	475,000	469,063
6.38%, 08/01/2022 (C)	1,175,000	1,219,063
6.88%, 02/01/2021	115,000	119,600
Tenet Healthcare Corp.
5.50%, 03/01/2019 (B)	4,230,000	4,304,025
6.75%, 06/15/2023 (B)	275,000	287,375
Time Warner Cable, Inc.
4.50%, 09/15/2042	2,310,000	1,863,740
5.50%, 09/01/2041	3,540,000	3,243,918
5.88%, 11/15/2040	770,000	729,048
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	848,033	850,153
4.63%, 12/03/2026	1,514,839	1,571,646
5.90%, 04/01/2026	1,581,972	1,763,899
8.00%, 04/01/2021	1,418,319	1,592,063
UAL Pass-Through Trust
6.64%, 01/02/2024	4,815,997	5,129,036
United Airlines Pass-Through Trust
3.75%, 03/03/2028	3,740,000	3,711,950
4.00%, 10/11/2027 (C)	3,190,000	3,213,925
Universal Health Services, Inc.
3.75%, 08/01/2019 (B)	795,000	810,900
4.75%, 08/01/2022 (B)	3,080,000	3,149,300
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 (B)	3,900,000	4,109,625
6.75%, 08/15/2021 (B)	1,670,000	1,738,887
7.25%, 07/15/2022 (B)	1,395,000	1,471,725
Ventas Realty, LP
3.50%, 02/01/2025	2,420,000	2,320,899
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	5,792,915
6.95%, 10/01/2027	130,000	154,268
7.38%, 03/15/2032	1,530,000	1,942,725

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Whiting Petroleum Corp.
5.75%, 03/15/2021	$ 1,745,000	$ 1,701,375
ZF NA Capital Co.
4.75%, 04/29/2025 (B)	2,820,000	2,756,550

		372,393,032

Total Corporate Debt Securities (Cost $482,932,324)		489,973,787

FOREIGN GOVERNMENT OBLIGATIONS - 4.3%
Brazil - 0.8%
Brazilian Government International Bond
8.50%, 01/05/2024 (C)	BRL 9,100,000	2,578,017
10.25%, 01/10/2028 (C)	12,000,000	3,672,951

		6,250,968

Mexico - 1.2%
Mexican Bonos
8.50%, 11/18/2038	MXN 79,030,000	5,950,958
Series M
6.50%, 06/10/2021	61,000,000	3,949,544

		9,900,502

Philippines - 0.5%
Philippine Government International Bond
6.25%, 01/14/2036	PHP 158,000,000	3,945,250

Supranational - 1.8%
European Bank for Reconstruction & Development Series MTN
6.00%, 03/03/2016	INR 256,450,000	3,980,926
6.25%, 02/05/2016	BRL 10,470,000	2,960,631
International Finance Corp. Series MTN
5.00%, 12/21/2015	2,210,000	624,799
7.80%, 06/03/2019	INR 433,760,000	7,005,840

		14,572,196

Total Foreign Government Obligations (Cost $43,607,897)		34,668,916

LOAN ASSIGNMENTS - 0.4%
United States - 0.4%
Chemours Company Co., Term Loan B
3.75%, 05/22/2022 (A)	$ 1,034,000	992,640
New Albertson’s, Inc., Term Loan
4.75%, 06/27/2021 (A)	1,147,330	1,149,051
Staples, Inc., Term Loan B
TBD, 04/07/2021 (H) (I)	1,377,906	1,377,708

Total Loan Assignments (Cost $3,542,224)		3,519,399

MORTGAGE-BACKED SECURITIES - 5.0%
United States - 5.0%
Alternative Loan Trust
Series 2003-20CB, Class 2A1
5.75%, 10/25/2033	782,347	814,177
Series 2003-9T1, Class A7
5.50%, 07/25/2033	724,122	728,586
Series 2004-27CB, Class A1
6.00%, 12/25/2034	2,348,828	2,352,032
Series 2004-J3, Class 1A1
5.50%, 04/25/2034	631,036	650,873

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Banc of America Alternative Loan Trust
Series 2003-10, Class 1A1
5.50%, 12/25/2033	$ 767,719	$ 789,188
Series 2003-10, Class 3A1
5.50%, 12/25/2033	1,208,288	1,235,952
Banc of America Funding Trust
Series 2005-4, Class 1A3
5.50%, 08/25/2035	258,637	262,537
Series 2005-7, Class 3A1
5.75%, 11/25/2035	895,081	917,241
Banc of America Mortgage Trust
Series 2004-A, Class 2A2
2.67%, 02/25/2034 (A)	754,727	755,645
Bear Stearns ARM Trust
Series 2004-10, Class 11A1
2.64%, 01/25/2035 (A)	51,174	50,280
Series 2004-3, Class 2A
2.62%, 07/25/2034 (A) (J)	142,085	138,502
Series 2004-9, Class 12A3
2.81%, 11/25/2034 (A)	471,238	464,260
CHL Mortgage Pass-Through Trust
Series 2004-HYB4, Class 2A1
2.55%, 09/20/2034 (A)	370,410	353,317
Series 2005-11, Class 4A1
0.46%, 04/25/2035 (A)	636,953	551,976
Citigroup Mortgage Loan Trust
Series 2005-2, Class 1A4
2.61%, 05/25/2035 (A)	411,802	400,250
Series 2015-2, Class 1A1
0.39%, 06/25/2047 (A) (B)	1,774,034	1,634,996
Credit Suisse Commercial Mortgage Trust
Series 2008-C1, Class A3
5.97%, 02/15/2041 (A)	1,540,000	1,659,966
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-1, Class 3A4
5.25%, 05/25/2028 (J)	61,872	61,879
Extended Stay America Trust
Series 2013-ESH7, Class D7
4.04%, 12/05/2031 (A) (B)	5,130,000	5,193,597
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (B)	121,870	122,099
GMACM Mortgage Loan Trust
Series 2003-J7, Class A7
5.00%, 11/25/2033	184,423	185,260
Series 2005-AR4, Class 3A1
3.17%, 07/19/2035 (A)	1,100,138	1,044,462
GS Mortgage Securities Trust
Series 2007-GG10, Class AM
5.79%, 08/10/2045 (A)	3,110,000	3,164,459
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
2.83%, 12/25/2034 (A)	890,618	857,736
Series 2004-14, Class 5A1
2.75%, 12/25/2034 (A)	1,100,865	1,092,246
Series 2005-AR6, Class 4A5
2.74%, 09/25/2035 (A)	2,149,971	2,165,504
Hilton USA Trust
Series 2013-HLT, Class DFX
4.41%, 11/05/2030	1,375,000	1,387,105
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-16IP, Class A1
0.83%, 07/25/2045 (A)	239,633	206,993

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM
5.46%, 01/15/2049 (A)	$ 400,000	$ 413,750
Series 2010-C1, Class C
6.21%, 06/15/2043 (A) (B)	1,211,000	1,295,952
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
2.62%, 02/25/2035 (A)	726,391	724,008
Series 2005-A3, Class 4A1
2.66%, 06/25/2035 (A)	464,164	468,838
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1
5.25%, 11/25/2033	594,791	617,025
Series 2004-5, Class 2A1
6.00%, 06/25/2034	657,995	683,206
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5
5.50%, 11/25/2035	1,194,448	1,213,897
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 6A
2.76%, 09/25/2034 (A)	455,242	450,592
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7
5.75%, 11/25/2034	1,280,623	1,333,496
Series 2004-21XS, Class 1A5
5.00%, 12/25/2034 (A) (J)	172,803	175,787
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D
4.89%, 05/10/2063 (A) (B)	1,015,000	1,058,491
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR1, Class A
2.44%, 03/25/2034 (A)	419,997	420,961
Series 2007-OA3, Class 2A1A
0.93%, 04/25/2047 (A)	425,209	380,836
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A, Class A1
2.64%, 02/25/2034 (A)	902,916	903,288
Series 2005-12, Class 1A2
5.50%, 11/25/2035	542,018	552,330
Series 2005-AR10, Class 2A4
2.67%, 06/25/2035 (A)	548,816	552,457

Total Mortgage-Backed Securities (Cost $38,924,666)		40,486,032

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1.84%, 04/25/2024 (A)	2,350,000	2,325,793
2.39%, 02/25/2024 (A)	3,525,000	3,556,556
2.59%, 08/25/2024 - 10/25/2024 (A)	1,915,000	1,932,924

Total U.S. Government Agency Obligations (Cost $7,759,466)		7,815,273

U.S. GOVERNMENT OBLIGATIONS - 5.6%
U.S. Treasury Note
0.38%, 05/31/2016	12,205,000	12,214,532
0.88%, 05/15/2017 - 06/15/2017	32,340,000	32,484,009

Total U.S. Government Obligations (Cost $44,634,824)		44,698,541

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCK - 0.0% (D)
United States - 0.0% (D)
United Rentals, Inc. (K)	3,951	$ 264,677

Total Common Stock (Cost $146,558)		264,677

CONVERTIBLE PREFERRED STOCKS - 2.8%
Ireland - 0.8%
Allergan PLC
Series A, 5.50%	5,551	6,173,433

United States - 2.0%
Alcoa, Inc.
Series 1, 5.38% (C)	88,945	3,209,136
Chesapeake Energy Corp.
5.75%	4,827	2,742,097
Chesapeake Energy Corp.
5.75% (B)	88	45,293
Dominion Resources, Inc.
Series A, 6.13%	12,326	696,172
Dominion Resources, Inc.
Series B, 6.00%	11,532	654,326
NextEra Energy, Inc.
5.89%	32,793	2,174,832
Stanley Black & Decker, Inc.
6.25% (C)	933	111,382
Tyson Foods, Inc.
4.75%	83,116	4,484,108
Wells Fargo & Co.
Series L, 7.50%	1,340	1,597,427
Weyerhaeuser Co.
Series A, 6.38%	11,292	580,183

		16,294,956

Total Convertible Preferred Stocks (Cost $22,503,379)		22,468,389

PREFERRED STOCKS - 0.8%
United States - 0.8%
Ally Financial, Inc.
Series A, 8.50% (A)	39,124	1,018,398
Series G, 7.00% (B)	2,750	2,792,367
Countrywide Capital IV
6.75%	88,375	2,258,865

Total Preferred Stocks (Cost $4,928,681)		6,069,630

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill
0.06%, 08/06/2015 (L) (M)	$ 2,025,000	2,024,984

Total Short-Term U.S. Government Obligation (Cost $2,024,984)		2,024,984

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (M)	55,088,055	$ 55,088,055

Total Securities Lending Collateral (Cost $55,088,055)		55,088,055

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.01% (M), dated 07/31/2015, to be repurchased at $30,440,545 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.75% - 3.50%, due 11/15/2028 - 08/15/2029, and with a total value of $31,050,245.	$ 30,440,519	30,440,519

Total Repurchase Agreement (Cost $30,440,519)		30,440,519

Total Investments (Cost $845,648,434) (N)		853,255,330
Net Other Assets (Liabilities) - (6.2)%		(49,788,743)

Net Assets - 100.0%		$ 803,466,587

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(146)	09/21/2015	$—	$(4,844)
U.S. Treasury Bond	Short	(44)	09/21/2015	—	(40,304)

Total				$—	$(45,148)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Asset-Backed Securities	9.0%		$ 76,391,060
Oil, Gas & Consumable Fuels	6.1		52,283,227
Banks	5.3		45,466,271
U.S. Government Obligations	5.2		44,698,541
Diversified Financial Services	5.1		43,377,036
Mortgage-Backed Securities	4.7		40,486,032
Airlines	4.1		35,172,924
Real Estate Investment Trusts	4.1		34,911,305
Foreign Government Obligations	4.1		34,668,916
Diversified Telecommunication Services	3.8		32,787,144
Metals & Mining	3.7		31,665,140
Health Care Providers & Services	3.2		27,193,606
Energy Equipment & Services	2.8		23,637,837
Pharmaceuticals	2.2		19,139,150
Electric Utilities	2.1		18,285,764
Capital Markets	1.9		16,455,703
Media	1.8		15,443,156
Consumer Finance	1.6		13,321,902
Food & Staples Retailing	1.6		13,262,916
Building Products	1.4		11,618,041
Trading Companies & Distributors	1.3		11,398,536
Electronic Equipment, Instruments & Components	1.2		10,399,540
Chemicals	1.2		10,033,387
Automobiles	1.1		9,487,439
Food Products	1.0		8,739,108
Semiconductors & Semiconductor Equipment	1.0		8,707,486
Biotechnology	1.0		8,649,029
Aerospace & Defense	1.0		8,494,500
U.S. Government Agency Obligations	0.9		7,815,273
Wireless Telecommunication Services	0.9		7,803,845
Communications Equipment	0.8		6,726,300
Household Durables	0.6		5,041,535
Insurance	0.6		5,023,383
Professional Services	0.5		4,047,450
Construction & Engineering	0.4		3,197,600
Auto Components	0.3		2,756,550
Independent Power and Renewable Electricity Producers	0.3		2,181,605
Real Estate Management & Development	0.2		2,018,800
Hotels, Restaurants & Leisure	0.2		1,956,113
Commercial Services & Supplies	0.2		1,770,742
Technology Hardware, Storage & Peripherals	0.2		1,473,350
Software	0.2		1,437,506
Specialty Retail	0.2		1,377,708
Multi-Utilities	0.2		1,350,498
Road & Rail	0.2		1,285,644
Multiline Retail	0.1		1,113,750
Transportation Infrastructure	0.1		553,641
Leisure Products	0.0	(D)	222,638
Textiles, Apparel & Luxury Goods	0.0	(D)	192,375
Machinery	0.0	(D)	111,382
Distributors	0.0	(D)	69,388

Investments, at Value	89.7		765,701,772
Short-Term Investments	10.3		87,553,558

Total Investments	100.0%		$ 853,255,330

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$76,391,060	$—	$76,391,060
Convertible Bonds	—	39,346,068	—	39,346,068
Corporate Debt Securities	—	489,973,787	—	489,973,787
Foreign Government Obligations	—	34,668,916	—	34,668,916
Loan Assignments	—	3,519,399	—	3,519,399
Mortgage-Backed Securities	—	40,486,032	—	40,486,032
U.S. Government Agency Obligations	—	7,815,273	—	7,815,273
U.S. Government Obligations	—	44,698,541	—	44,698,541
Common Stock	264,677	—	—	264,677
Convertible Preferred Stocks	22,468,389	—	—	22,468,389
Preferred Stocks	6,069,630	—	—	6,069,630
Short-Term U.S. Government Obligation	—	2,024,984	—	2,024,984
Securities Lending Collateral	55,088,055	—	—	55,088,055
Repurchase Agreement	—	30,440,519	—	30,440,519

Total Investments	$83,890,751	$769,364,579	$—	$853,255,330

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(45,148)	$—	$—	$(45,148)

Total Other Financial Instruments	$(45,148)	$—	$—	$(45,148)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $232,322,814, representing 28.9% of the Fund’s net assets.

(C)

All or a portion of the security is on loan. The value of all securities on loan is $53,908,897. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Security in default.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Illiquid security. Total aggregate value of illiquid securities is $1,019,978, representing 0.1% of the Fund’s net assets.
(H)	All or a portion of the security represents unsettled loan commitments at July 31, 2015 where the rate will be determined at time of settlement.
(I)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(J)	At July 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Current Cost	Value	Value as Percentage of Net Assets
Mortgage-Backed Securities	Bear Stearns ARM Trust, Series 2004-3, Class 2A, 2.62%, 07/25/2034	06/15/2011	$111,537	$138,502	0.0	%(D)
Mortgage-Backed Securities	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.25%, 05/25/2028	10/25/2012	62,955	61,879	0.0	(D)
Mortgage-Backed Securities	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-21XS, Class 1A5, 5.00%, 12/25/2034	04/15/2013	178,527	175,787	0.0	(D)

			$353,019	$376,168	0.0	%(D)

(K)	Non-income producing security.
(L)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,264,990.

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2015 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Rate disclosed reflects the yield at July 31, 2015.
(N)

Aggregate cost for federal income tax purposes is $845,648,434. Aggregate gross unrealized appreciation and depreciation for all securities is $38,197,710 and $30,590,814, respectively. Net unrealized appreciation for tax purposes is $7,606,896.

(O)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2015 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Automobiles - 4.5%
Tesla Motors, Inc. (A) (B)	254,003	$ 67,602,899

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (B)	37,136	7,332,132
Alnylam Pharmaceuticals, Inc. (B)	61,445	7,829,936
Intrexon Corp. (B)	28,932	1,887,813
Regeneron Pharmaceuticals, Inc., Class A (B)	18,707	10,357,318

		27,407,199

Chemicals - 1.3%
Monsanto Co.	195,729	19,942,828

Diversified Financial Services - 3.8%
McGraw-Hill Financial, Inc.	391,332	39,818,031
MSCI, Inc., Class A	252,105	17,183,477

		57,001,508

Electrical Equipment - 0.5%
SolarCity Corp. (A) (B)	119,789	6,947,762

Food & Staples Retailing - 1.5%
Walgreens Boots Alliance, Inc.	238,921	23,086,936

Food Products - 4.2%
Keurig Green Mountain, Inc.	301,796	22,646,772
Mead Johnson Nutrition Co., Class A	444,245	39,266,815

		61,913,587

Health Care Equipment & Supplies - 3.8%
Intuitive Surgical, Inc. (B)	107,672	57,407,480

Health Care Technology - 0.8%
athenahealth, Inc. (A) (B)	89,116	12,472,675

Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	634,310	36,745,578

Internet & Catalog Retail - 15.5%
Amazon.com, Inc. (B)	254,675	136,544,001
JD.com, Inc., ADR (B)	516,614	17,063,760
Netflix, Inc. (B)	260,337	29,759,123
Priceline Group, Inc. (B)	38,260	47,578,988

		230,945,872

Internet Software & Services - 21.5%
Alibaba Group Holding, Ltd., ADR (B)	211,077	16,535,772
Facebook, Inc., Class A (B)	1,236,194	116,214,598
Google, Inc., Class C (B)	108,113	67,636,574
LinkedIn Corp., Class A (B)	299,543	60,885,110
Twitter, Inc. (B)	1,903,305	59,021,488

		320,293,542

IT Services - 4.5%
Mastercard, Inc., Class A	390,559	38,040,447
Visa, Inc., Class A (A)	393,635	29,656,461

		67,696,908

Life Sciences Tools & Services - 5.2%
Illumina, Inc. (B)	353,689	77,563,998

	Shares	Value
COMMON STOCKS (continued)
Media - 1.5%
Naspers, Ltd., Class N	161,274	$ 22,565,165

Pharmaceuticals - 9.1%
Allergan PLC (B)	70,707	23,414,623
Valeant Pharmaceuticals International, Inc. (B)	269,083	69,296,945
Zoetis, Inc., Class A	877,823	42,995,771

		135,707,339

Semiconductors & Semiconductor Equipment - 0.8%
ARM Holdings PLC, ADR (A)	261,346	12,293,716

Software - 7.7%
FireEye, Inc. (A) (B)	255,958	11,387,571
salesforce.com, Inc. (B)	662,363	48,551,208
Splunk, Inc. (B)	220,061	15,391,066
Workday, Inc., Class A (A) (B)	462,466	38,999,758

		114,329,603

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	378,706	45,937,038

Textiles, Apparel & Luxury Goods - 1.1%
Michael Kors Holdings, Ltd. (B)	396,484	16,648,363

Total Common Stocks (Cost $956,860,075)		1,414,509,996

	Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1% (C)
Call - USD vs. CNY (D)
Exercise Price CNY 6.65
Expires 11/23/2015, RBS	183,860,243	129,438
Call - USD vs. CNY (D)
Exercise Price CNY 6.70
Expires 06/06/2016, RBS	178,127,830	736,380

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $1,295,796)		865,818

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (E)	97,921,323	97,921,323

Total Securities Lending Collateral (Cost $97,921,323)		97,921,323

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 6.0%

State Street Bank & Trust Co. 0.01% (E), dated 07/31/2015, to be repurchased at $89,368,509 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.00%, due 11/01/2027 - 12/01/2027, and with a total value of $91,158,922.

$ 89,368,434	$ 89,368,434

Total Repurchase Agreement (Cost $89,368,434)	89,368,434

Total Investments (Cost $1,145,445,628) (F)	1,602,665,571
Net Other Assets (Liabilities) - (7.3)%	(109,534,947)

Net Assets - 100.0%	$ 1,493,130,624

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$1,391,944,831	$22,565,165	$—	$1,414,509,996
Over-the-Counter Foreign Exchange Options Purchased	—	865,818	—	865,818
Securities Lending Collateral	97,921,323	—	—	97,921,323
Repurchase Agreement	—	89,368,434	—	89,368,434

Total Investments	$1,489,866,154	$112,799,417	$—	$1,602,665,571

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $95,867,931. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Cash in the amount of $650,000 has been segregated by the broker as collateral for open options contracts.
(D)	Illiquid derivative. Total aggregate value of illiquid derivatives is $865,818, representing 0.1% of the Fund’s net assets.
(E)	Rate disclosed reflects the yield at July 31, 2015.
(F)

Aggregate cost for federal income tax purposes is $1,145,445,628. Aggregate gross unrealized appreciation and depreciation for all securities is $505,479,767 and $48,259,824, respectively. Net unrealized appreciation for tax purposes is $457,219,943.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 54.6%
U.S. Treasury Bill
0.00% (A), 01/28/2016 (B)	$ 26,000,000	$ 25,980,708

Total Short-Term U.S. Government Obligation (Cost $25,981,150)		25,980,708

REPURCHASE AGREEMENT - 39.8%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $18,930,648 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.75% - 3.50%, due 11/15/2028 - 08/15/2029, and with a total value of $19,311,371.	18,930,632	18,930,632

Total Repurchase Agreement (Cost $18,930,632)		18,930,632

Total Investments (Cost $44,911,782) (C)		44,911,340
Net Other Assets (Liabilities) - 5.6%		2,655,759

Net Assets - 100.0%		$ 47,567,099

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (D)

Total Return Swap Agreements – Receivable (E)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Bloomberg Commodity Index 3-Month Forward (F)	MBL	0.19%	09/02/2015	20,484	$(766)	$—	$(766)
Bloomberg Commodity Index 3-Month Forward (F)	MBL	0.19	09/02/2015	6,451	(241)	—	(241)
Bloomberg Commodity Index 3-Month Forward (F)	MBL	0.19	09/02/2015	4,319	(162)	—	(162)
Bloomberg Commodity Index 3-Month Forward (F)	UBS	0.20	08/27/2015	99,380	(3,915)	—	(3,915)
Bloomberg Commodity Index 3-Month Forward (F)	BOA	0.20	10/13/2015	102,298	(4,030)	—	(4,030)

Total					$(9,114)	$—	$(9,114)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Short-Term U.S. Government Obligation	$—	$25,980,708	$—	$25,980,708
Repurchase Agreement	—	18,930,632	—	18,930,632

Total Investments	$—	$44,911,340	$—	$44,911,340

LIABILITIES
Other Financial Instruments
Over-The-Counter Total Return Swap Agreements	$—	$(9,114)	$—	$(9,114)

Total Other Financial Instruments	$—	$(9,114)	$—	$(9,114)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.01% or (0.01)%.
(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)	Aggregate cost for federal income tax purposes is $44,911,782. Aggregate gross unrealized depreciation for all securities is $442.
(D)	Cash in the amount of $8,285,575 has been segregated by the custodian as collateral for open swap contracts.
(E)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(F)	Illiquid derivative. Total aggregate value of illiquid derivatives is $(9,114), representing less than (0.1)% of the Fund’s net assets.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
MBL	Macquarie Bank, Ltd.
UBS	UBS AG

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 3.5%
United Technologies Corp.	160,180	$ 16,067,656

Biotechnology - 8.3%
BioMarin Pharmaceutical, Inc. (A)	82,890	12,124,320
Gilead Sciences, Inc.	130,095	15,332,997
Medivation, Inc. (A)	99,630	10,494,028

		37,951,345

Capital Markets - 3.3%
BlackRock, Inc., Class A	45,290	15,231,933

Chemicals - 5.5%
FMC Corp., Class A (B)	249,480	12,109,759
Praxair, Inc.	115,867	13,225,060

		25,334,819

Distributors - 3.3%
LKQ Corp. (A)	477,445	15,020,420

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	239,234	13,495,190

Food & Staples Retailing - 2.2%
Whole Foods Market, Inc.	275,000	10,010,000

Health Care Equipment & Supplies - 3.0%
Cooper Cos., Inc.	78,295	13,858,215

Health Care Providers & Services - 3.7%
Express Scripts Holding Co. (A)	189,865	17,101,140

Household Products - 3.6%
Colgate-Palmolive Co.	241,833	16,449,481

Industrial Conglomerates - 4.3%
Danaher Corp.	217,751	19,937,282

Internet Software & Services - 7.3%
Akamai Technologies, Inc. (A)	188,710	14,475,944
Google, Inc., Class A (A)	28,910	19,008,325

		33,484,269

IT Services - 12.9%
Accenture PLC, Class A	172,401	17,776,267
Fiserv, Inc. (A)	235,677	20,470,904
Visa, Inc., Class A (B)	278,180	20,958,081

		59,205,252

Machinery - 2.9%
Cummins, Inc.	102,036	13,216,723

Oil, Gas & Consumable Fuels - 7.8%
Cabot Oil & Gas Corp.	483,745	12,654,769
Enbridge, Inc. (B)	306,280	13,341,557
EOG Resources, Inc.	130,647	10,084,642

		36,080,968

Pharmaceuticals - 4.1%
Roche Holding AG, ADR	517,845	18,699,383

Professional Services - 3.1%
Verisk Analytics, Inc., Class A (A)	184,831	14,437,149

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 3.0%
American Tower Corp., Class A	143,862	$ 13,682,715

Software - 2.5%
Adobe Systems, Inc. (A)	143,084	11,731,457

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	180,620	21,909,206

Textiles, Apparel & Luxury Goods - 7.4%
NIKE, Inc., Class B	141,995	16,360,664
VF Corp.	231,135	17,818,197

		34,178,861

Total Common Stocks (Cost $409,222,183)		457,083,464

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	28,714,553	28,714,553

Total Securities Lending Collateral (Cost $28,714,553)		28,714,553

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $2,960,148 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $3,022,222.	$ 2,960,146	2,960,146

Total Repurchase Agreement (Cost $2,960,146)		2,960,146

Total Investments (Cost $440,896,882) (D)		488,758,163
Net Other Assets (Liabilities) - (6.3)%		(28,920,119)

Net Assets - 100.0%		$ 459,838,044

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$457,083,464	$—	$—	$457,083,464
Securities Lending Collateral	28,714,553	—	—	28,714,553
Repurchase Agreement	—	2,960,146	—	2,960,146

Total Investments	$485,798,017	$2,960,146	$—	$488,758,163

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $28,077,356. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $440,896,882. Aggregate gross unrealized appreciation and depreciation for all securities is $68,287,647 and $20,426,366, respectively. Net unrealized appreciation for tax purposes is $47,861,281.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.6%
ABFC Trust
Series 2005-AQ1, Class A4
4.98%, 06/25/2035 (A)	$ 483,125	$ 496,467
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.99%, 12/27/2022 (A) (B)	476,862	474,866
Series 2013-1A, Class A
0.99%, 12/26/2044 (A) (B)	932,874	924,806
Ally Auto Receivables Trust
Series 2015-SN1, Class A2A
0.93%, 06/20/2017	550,000	550,052
Series 2015-SN1, Class A3
1.21%, 12/20/2017	152,000	152,225
American Credit Acceptance Receivables Trust
Series 2014-2, Class A
0.99%, 10/10/2017 (B)	332,488	332,252
Series 2014-2, Class B
2.26%, 03/10/2020 (B)	295,000	296,812
Series 2015-1, Class A
1.43%, 08/12/2019 (B)	348,558	348,640
Series 2015-2, Class A
1.57%, 06/12/2019 (B)	591,000	591,179
American Homes 4 Rent Trust
Series 2014-SFR2, Class E
6.23%, 10/17/2036 (B)	200,000	205,731
Series 2014-SFR3, Class E
6.42%, 12/17/2036 (B)	225,000	235,164
Series 2015-SFR1, Class A
3.47%, 04/17/2052 (B)	497,756	499,717
Series 2015-SFR1, Class E
5.64%, 04/17/2052 (B)	275,000	270,444
American Tower Trust I
Series 2013-2A, Class 2A
3.07%, 03/15/2048 (B)	400,000	393,867
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A3
0.90%, 02/08/2019	500,000	499,385
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 (B)	215,562	215,550
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2
1.90%, 03/20/2020 (B)	440,994	441,098
B2R Mortgage Trust
Series 2015-1, Class A1
2.52%, 05/15/2048 (B)	333,876	331,244
Banc of America Funding Corp.
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 (B) (C)	292,583	290,063
BCC Funding X LLC
Series 2015-1, Class A2
2.22%, 10/20/2020 (B)	733,000	734,755
Blue Elephant Loan Trust
Series 2015-1, Class A
3.12%, 12/15/2022 (B)	682,159	681,860
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (B)	497,087	494,658
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1
2.25%, 07/17/2023	185,000	184,696
CAM Mortgage LLC
Series 2015-1, Class A
3.50%, 07/15/2064 (A) (B)	960,358	960,037

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust
Series 2013-4, Class A2
0.85%, 02/21/2017	$ 310,986	$ 311,101
CarFinance Capital Auto Trust
Series 2014-1A, Class A
1.46%, 12/17/2018 (B)	178,095	177,838
Series 2015-1A, Class A
1.75%, 06/15/2021 (B)	354,413	354,579
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A
2.19%, 10/15/2021 (A) (B) (C)	866,667	866,667
CarMax Auto Owner Trust
Series 2013-4, Class A3
0.80%, 07/16/2018	180,987	180,819
Chase Funding Trust
Series 2003-2, Class 2A2
0.75%, 02/25/2033 (A)	419,129	380,949
Series 2003-6, Class 1A5
5.25%, 11/25/2034 (A)	434,746	453,099
Citi Held For Asset Issuance
Series 2015-PM1, Class A
1.85%, 12/15/2021 (B)	800,000	799,900
Consumer Credit Origination Loan Trust
Series 2015-1, Class A
2.82%, 03/15/2021 (B)	238,788	239,494
CPS Auto Receivables Trust
Series 2011-C, Class A
4.21%, 03/15/2019 (B)	206,793	209,991
Series 2012-A, Class A
2.78%, 06/17/2019 (B)	60,238	60,891
Series 2012-B, Class A
2.52%, 09/16/2019 (B)	499,900	502,864
Series 2013-D, Class A
1.54%, 07/16/2018 (B)	630,281	631,051
Series 2014-A, Class A
1.21%, 08/15/2018 (B)	192,075	191,856
Series 2014-D, Class A
1.49%, 04/15/2019 (B)	777,316	780,727
Series 2014-D, Class C
4.35%, 11/16/2020 (B)	125,000	126,936
Series 2015-A, Class A
1.53%, 07/15/2019 (B)	463,354	465,071
Series 2015-A, Class C
4.00%, 02/16/2021 (B)	100,000	100,113
Series 2015-B, Class A
1.65%, 11/15/2019 (B)	881,920	882,609
CPS Auto Trust
Series 2012-C, Class A
1.82%, 12/16/2019 (B)	329,492	331,020
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A
1.55%, 10/15/2021 (B)	300,000	300,063
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/2017 (B)	489,809	489,844
Series 2015-AA, Class D
4.12%, 06/15/2022 (B)	294,000	294,974
Series 2015-BA, Class B
2.12%, 06/17/2019 (B)	612,000	611,458
Series 2015-BA, Class D

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust (continued)
3.84%, 07/15/2021 (B)	$ 640,000	$ 634,911
DT Auto Owner Trust
Series 2015-1A, Class A
1.06%, 09/17/2018 (B)	651,774	651,868
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/2017 (B)	137,157	137,248
Series 2013-2A, Class A
1.49%, 11/15/2017 (B)	103,154	103,278
Series 2014-1A, Class A
1.29%, 05/15/2018 (B)	202,040	202,264
Series 2014-2A, Class A
1.06%, 08/15/2018 (B)	193,560	193,280
Series 2014-2A, Class C
3.26%, 12/16/2019 (B)	120,000	119,575
Series 2015-1A, Class A
1.60%, 06/17/2019 (B)	1,008,324	1,008,706
Series 2015-2A, Class A
1.54%, 11/15/2019 (B)	790,712	790,313
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 (B)	67,507	67,559
Series 2015-1A, Class A2
1.21%, 04/15/2019 (B)	714,000	713,864
FirstKey Lending Trust
Series 2015-SFR1, Class A
2.55%, 03/09/2047 (B)	829,754	824,604
Series 2015-SFR1, Class B
3.42%, 03/09/2047 (B)	385,000	383,696
Flagship Credit Auto Trust
Series 2014-1, Class A
1.21%, 04/15/2019 (B)	303,774	302,706
Series 2014-1, Class B
2.55%, 02/18/2020 (B)	95,000	95,109
Series 2015-1, Class A
1.63%, 06/15/2020 (B)	602,388	600,375
Ford Credit Auto Owner Trust
Series 2015-A, Class A2A
0.81%, 01/15/2018	414,000	414,192
Series 2015-A, Class A3
1.28%, 09/15/2019	196,000	196,281
GCAT
Series 2015-2, Class A1
3.75%, 07/25/2020 (B)	800,000	799,180
GLC II Trust
Series 2014-A, Class A
4.00%, 12/18/2020 (B)	715,025	715,025
GLC Trust
Series 2014-A, Class A
3.00%, 07/15/2021 (B)	579,353	576,891
GLS Auto Receivables Trust
Series 2015-1A, Class A
2.25%, 12/15/2020 (B)	873,336	873,337
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 07/20/2016 (B)	286,594	286,398
Series 2015-1, Class A2
1.10%, 12/20/2017	271,000	271,308
Series 2015-1, Class A3
1.53%, 09/20/2018	128,000	128,404
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 (A) (B)	201,322	201,874
Series 2014-1A, Class A
3.72%, 02/25/2044 (A) (B)	130,804	130,632

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GO Financial Auto Securitization Trust
Series 2015-1, Class A
1.81%, 03/15/2018 (B)	$ 898,905	$ 897,996
Gold Key Resorts LLC
Series 2014-A, Class A
3.22%, 03/17/2031 (B)	357,941	358,683
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (B)	487,000	486,513
Series 2013-T7, Class AT7
1.98%, 11/15/2046 (B)	714,000	710,430
Honda Auto Receivables Owner Trust
Series 2015-1, Class A2
0.70%, 06/15/2017	456,000	455,951
HSBC Home Equity Loan Trust
Series 2007-1, Class AS
0.39%, 03/20/2036 (A)	60,313	59,815
Series 2007-3, Class APT
1.39%, 11/20/2036 (A)	47,845	47,586
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/2017	750,000	749,895
Series 2015-B, Class A2A
0.69%, 04/16/2018	156,000	155,984
Series 2015-B, Class A3
1.12%, 11/15/2019	233,000	232,265
KGS Alpha SBA Coof Trust, Interest Only STRIPS
0.82%, 08/25/2038	6,100,705	205,899
Series 2014-2, Class A
3.12%, 04/25/2040 (A) (B)	844,033	122,121
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class M2
2.44%, 03/25/2032 (A)	139,457	139,436
MarketPlace Loan Trust
Series 2015-OD1, Class A
3.25%, 06/15/2016	561,091	561,091
Nationstar HECM Loan Trust
Series 2015-1A, Class A
3.84%, 05/25/2018 (B)	394,407	394,407
Normandy Mortgage Loan Co. LLC
Series 2013-NPL3, Class A
4.95%, 09/16/2043 (A) (B)	495,523	494,780
NRPL Trust
Series 2015-1A, Class A1
3.88%, 11/01/2054 (A) (B)	951,960	951,202
Series 2015-2A, Class A1
3.75%, 10/25/2057 (A) (B)	927,537	922,427
NYMT Residential LLC
Series 2013-RP3A
4.85%, 09/25/2018 (A) (B) (C)	448,185	448,185
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1
3.35%, 04/25/2054 (A) (B)	768,348	766,407
Series 2015-NPL1, Class A1
3.47%, 01/25/2055 (A) (B)	661,916	660,849
Ocwen Freddie Advance Funding LLC
Series 2015-T1, Class AT1
2.06%, 11/15/2045 (B)	226,000	225,977
Series 2015-T2, Class AT2
2.01%, 09/15/2045 (B)	784,000	783,992
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A
3.15%, 05/17/2018 (B)	651,000	652,006
OneMain Financial Issuance Trust
Series 2014-1A, Class A

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust (continued)
2.43%, 06/18/2024 (B)	$ 1,130,000	$ 1,133,428
Series 2014-1A, Class B
3.24%, 06/18/2024 (B)	161,000	162,135
Series 2015-1A, Class A
3.19%, 03/18/2026 (B)	892,000	903,534
Series 2015-2A, Class A
2.57%, 07/18/2025 (B)	1,750,000	1,750,998
Series 2015-2A, Class B
3.10%, 07/18/2025 (B)	372,000	372,692
PFS Tax Lien Trust
Series 2014-1
1.44%, 04/15/2016 (B)	133,856	134,184
Prestige Auto Receivables Trust
Series 2014-1A, Class A2
0.97%, 03/15/2018 (B)	657,655	658,058
Pretium Mortgage Credit Partners
Series 2015-NPL2, Class A1
3.75%, 05/27/2030 (B)	792,000	791,248
Progreso Receivables Funding II LLC
Series 2014-A, Class A
3.50%, 07/08/2019 (B)	1,000,000	1,004,772
Progreso Receivables Funding III LLC
Series 2015-1, Class A
3.63%, 02/08/2020 (B)	883,000	885,155
Progreso Receivables Funding LLC
Series 2015-B, Class A
3.00%, 07/28/2020 (B)	401,000	401,200
Progress Residential Trust
Series 2015-SFR2, Class A
2.74%, 06/12/2032 (B)	1,022,000	1,012,825
Series 2015-SFR2, Class B
3.14%, 06/12/2032 (B)	478,000	470,601
RAMP Trust
Series 2004-RZ1, Class M1
4.82%, 03/25/2034 (A)	570,509	580,678
Series 2006-RZ1, Class A3
0.49%, 03/25/2036 (A)	491,004	479,260
RBSHD Trust
Series 2013-1A, Class A
4.69%, 10/25/2047 (A) (B) (C)	492,480	492,835
RMAT LLC
Series 2015-NPL1, Class A1
3.75%, 05/25/2055 (A) (B)	354,326	353,441
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP1, Class A
3.95%, 04/25/2032 (A) (B)	14,850	14,604
Santander Drive Auto Receivables Trust
Series 2013-A, Class A3
1.02%, 01/16/2018 (B)	464,188	464,278
Series 2014-2, Class A3
0.80%, 04/16/2018	750,000	750,028
Series 2014-3, Class A3
0.81%, 07/16/2018	500,000	499,874
Series 2014-4, Class A2A
0.67%, 01/16/2018	226,647	226,465
Series 2015-S1, Class R1
1.93%, 09/17/2019 (B)	307,062	307,053
Series 2015-S2, Class R1
1.84%, 11/18/2019 (B)	89,450	89,450
Series 2015-S7, Class R1
1.97%, 03/16/2021 (B)	341,214	341,203
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (A)	124,654	125,923
Selene Non-Performing Loans LLC
Series 2014-1A, Class A

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Selene Non-Performing Loans LLC (continued)
2.98%, 05/25/2054 (A) (B)	$ 312,231	$ 309,325
SNAAC Auto Receivables Trust
Series 2014-1A, Class A
1.03%, 09/17/2018 (B)	138,397	138,447
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (B)	1,257,626	1,263,900
Series 2014-AA, Class B
4.61%, 10/25/2027 (B)	400,000	405,176
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 (B)	1,508,825	1,513,619
Series 2014-AA, Class A
2.41%, 12/15/2022 (B)	1,867,000	1,872,474
Series 2014-AA, Class B
3.45%, 12/15/2022 (B)	292,000	292,967
Series 2015-AA, Class A
3.16%, 11/15/2024 (B)	1,153,000	1,164,860
SRLP Securitization Trust
Series 2015-1, Class A1
3.97%, 05/25/2055 (A) (B)	741,500	741,500
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2
3.45%, 02/25/2032	179,300	178,435
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 (A)	342,133	352,859
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 (A)	342,133	354,892
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.14%, 10/15/2021 (A) (B) (C)	1,063,000	1,063,364
Tricon American Homes Trust
Series 2015-SFR1, Class A
1.44%, 05/17/2032 (A) (B)	240,000	239,118
U.S. Residential Opportunity Fund II Trust
Series 2015-1II, Class A
3.72%, 02/27/2035 (B)	480,725	480,434
U.S. Residential Opportunity Fund III Trust
Series 2015-1III, Class A
3.72%, 01/27/2035 (B)	686,492	686,704
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1
3.38%, 10/25/2058 (A) (B)	696,906	694,903
Volkswagen Auto Lease Trust
Series 2015-A, Class A2A
0.87%, 06/20/2017	554,000	553,920
VOLT XIX LLC
Series 2014-NP11, Class A1
3.88%, 04/25/2055 (A) (B)	463,661	464,703
VOLT XXII LLC
Series 2015-NPL4, Class A1
3.50%, 02/25/2055 (A) (B)	544,808	544,044
VOLT XXIV LLC
Series 2015-NPL6, Class A1
3.50%, 02/25/2055 (A) (B)	952,399	950,316
VOLT XXV LLC
Series 2015-NPL8, Class A1
3.50%, 06/26/2045 (A) (B)	1,969,288	1,967,122
VOLT XXVI LLC
Series 2014-NPL6, Class A2
4.25%, 09/25/2043 (A) (B)	327,902	323,005
VOLT XXVII LLC
Series 2014-NPL7, Class A1
3.38%, 08/27/2057 (A) (B)	1,523,839	1,520,914

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT XXX LLC
Series 2015-NPL1, Class A1
3.63%, 10/25/2057 (A) (B)	$ 638,696	$ 637,770
VOLT XXXI LLC
Series 2015-NPL2, Class A1
3.38%, 02/25/2055 (A) (B)	556,720	554,836
VOLT XXXIII LLC
Series 2015-NPL5, Class A1
3.50%, 03/25/2055 (A) (B)	1,446,139	1,444,029
VOLT XXXV LLC
Series 2015-NPL9, Class A1
3.50%, 06/26/2045 (A) (B)	681,672	680,558
Westgate Resorts LLC
Series 2012-2A, Class A
3.00%, 01/20/2025 (B)	314,095	314,566
World Omni Auto Receivables Trust
Series 2015-A, Class A2A
0.79%, 07/16/2018	366,000	365,832
Series 2015-A, Class A3
1.34%, 05/15/2020	129,000	129,093

Total Asset-Backed Securities (Cost $79,493,968)		79,865,864

CORPORATE DEBT SECURITIES - 20.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015 (B)	380,000	380,454
BAE Systems PLC
5.80%, 10/11/2041 (B)	239,000	273,228
Lockheed Martin Corp.
4.07%, 12/15/2042	120,000	112,553
4.25%, 11/15/2019	150,000	162,932
4.85%, 09/15/2041	190,000	201,663
Northrop Grumman Corp.
3.85%, 04/15/2045	49,000	43,167
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	148,089
4.20%, 06/15/2035	150,000	151,626
United Technologies Corp.
4.15%, 05/15/2045	148,000	140,906
4.50%, 06/01/2042	257,000	257,790
8.88%, 11/15/2019	250,000	315,437

		2,187,845

Air Freight & Logistics - 0.1%
FedEx Corp.
3.90%, 02/01/2035	96,000	89,943
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	76,493
8.38%, 04/01/2030 (D)	200,000	287,608
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	182,114

		636,158

Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	115,129	116,280
American Airlines Pass-Through Trust
5.25%, 07/31/2022	74,103	79,476
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	235,074	237,615
5.98%, 10/19/2023	242,553	268,021
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	118,935	125,476
4.95%, 11/23/2020	176,580	187,387

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust (continued)
5.30%, 10/15/2020	$ 58,861	$ 63,570

		1,077,825

Auto Components - 0.1%
Johnson Controls, Inc.
4.25%, 03/01/2021	150,000	158,188
5.25%, 12/01/2041	300,000	309,468

		467,656

Automobiles - 0.2%
American Honda Finance Corp.
1.50%, 09/11/2017 (B) (E)	200,000	200,926
7.63%, 10/01/2018 (B)	300,000	352,700
Daimler Finance North America LLC
2.63%, 09/15/2016 (B)	200,000	203,084
2.88%, 03/10/2021 (B)	550,000	554,255
Toyota Motor Credit Corp. Series MTN
1.55%, 07/13/2018	111,000	111,029
2.80%, 07/13/2022	250,000	249,949

		1,671,943

Banks - 2.4%
ABN AMRO Bank NV
1.80%, 06/04/2018 (B) (E)	279,000	278,999
4.75%, 07/28/2025 (B)	200,000	200,492
ANZ New Zealand International, Ltd.
1.75%, 03/29/2018 (B)	219,000	219,193
2.85%, 08/06/2020 (B)	250,000	251,493
3.13%, 08/10/2015 (B)	105,000	105,040
Australia & New Zealand Banking Group, Ltd. Series MTN
4.88%, 01/12/2021 (B)	137,000	153,178
Bank of Montreal
1.40%, 04/10/2018	250,000	248,364
Bank of Nova Scotia
1.85%, 04/14/2020 (E)	400,000	397,164
2.55%, 01/12/2017 (E)	455,000	464,167
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 (B) (E)	435,000	441,315
Barclays Bank PLC
2.25%, 05/10/2017 (B) (E)	276,000	281,480
5.00%, 09/22/2016	100,000	104,517
Barclays PLC
2.88%, 06/08/2020	357,000	355,803
3.65%, 03/16/2025	223,000	213,818
BB&T Corp.
5.25%, 11/01/2019	90,000	99,318
Series MTN
2.45%, 01/15/2020	300,000	301,670
6.85%, 04/30/2019	250,000	292,602
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (B)	250,000	251,086
BPCE SA Series MTN
1.63%, 01/26/2018	300,000	299,785
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (B)	234,000	235,784
Citigroup, Inc.
2.15%, 07/30/2018 (E)	219,000	219,735
4.65%, 07/30/2045	139,000	140,229
Comerica, Inc.
3.00%, 09/16/2015	150,000	150,403

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Commonwealth Bank of Australia
2.25%, 03/16/2017 (B)	$ 530,000	$ 540,492
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2.13%, 10/13/2015	105,000	105,308
3.38%, 01/19/2017	205,000	211,414
3.88%, 02/08/2022	300,000	313,908
5.80%, 09/30/2110 (B)	300,000	326,870
Deutsche Bank AG
1.88%, 02/13/2018	120,000	119,796
6.00%, 09/01/2017	470,000	509,629
Discover Bank
4.20%, 08/08/2023	250,000	254,549
Fifth Third Bancorp
2.88%, 07/27/2020	208,000	208,660
Fifth Third Bank
1.45%, 02/28/2018	270,000	267,739
HSBC Holdings PLC
4.88%, 01/14/2022	1,520,000	1,688,252
5.10%, 04/05/2021	911,000	1,014,293
Huntington National Bank
2.00%, 06/30/2018	250,000	250,386
ING Bank NV
3.75%, 03/07/2017 (B)	400,000	414,539
KeyBank NA
3.18%, 10/15/2027	250,000	252,541
5.70%, 11/01/2017	245,000	265,470
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	325,141
3.50%, 05/14/2025	200,000	198,006
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	278,423
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (E)	200,000	199,662
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	280,000	284,420
Nordea Bank AB
1.63%, 05/15/2018 (B)	500,000	499,158
4.88%, 05/13/2021 (B)	384,000	415,624
PNC Bank NA
6.88%, 04/01/2018	600,000	672,517
PNC Funding Corp.
5.13%, 02/08/2020 (E)	250,000	279,676
5.63%, 02/01/2017	130,000	137,688
6.70%, 06/10/2019	150,000	174,903
Royal Bank of Canada
1.20%, 09/19/2017 (E)	400,000	399,498
1.88%, 02/05/2021	500,000	497,451
Stadshypotek AB
1.88%, 10/02/2019 (B) (E)	530,000	530,529
Toronto-Dominion Bank Series MTN
1.75%, 07/23/2018	244,000	243,883
US Bancorp Series MTN
3.00%, 03/15/2022	233,000	235,645
4.13%, 05/24/2021	133,000	144,400
US Bank NA
2.13%, 10/28/2019	400,000	401,414
Wells Fargo & Co.
3.68%, 06/15/2016 (D)	390,000	399,683
5.63%, 12/11/2017	150,000	164,331
Series MTN
2.15%, 01/30/2020	1,300,000	1,292,785
2.60%, 07/22/2020	239,000	240,122
3.00%, 02/19/2025	509,000	489,700
3.30%, 09/09/2024	300,000	297,411

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.30%, 07/22/2027	$ 367,000	$ 373,511
4.65%, 11/04/2044	184,000	179,196
Westpac Banking Corp.
2.00%, 03/03/2020 (B) (E)	236,000	235,721

		22,039,979

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	118,000	139,577
8.20%, 01/15/2039	240,000	362,404
Diageo Capital PLC
4.83%, 07/15/2020	90,000	99,877
5.75%, 10/23/2017	230,000	250,490
Heineken NV
1.40%, 10/01/2017 (B)	400,000	399,120
PepsiCo, Inc.
3.10%, 07/17/2022	148,000	150,479
4.60%, 07/17/2045	111,000	116,724
7.90%, 11/01/2018	21,000	25,023
SABMiller Holdings, Inc.
3.75%, 01/15/2022 (B)	200,000	206,788

		1,750,482

Biotechnology - 0.2%
Amgen, Inc.
2.13%, 05/01/2020	56,000	55,089
3.88%, 11/15/2021	400,000	420,814
5.15%, 11/15/2041	575,000	600,915
5.75%, 03/15/2040	165,000	184,826
Celgene Corp.
1.90%, 08/15/2017	509,000	512,217

		1,773,861

Capital Markets - 1.4%
Bank of New York Mellon Corp.
3.55%, 09/23/2021	509,000	532,992
5.45%, 05/15/2019	200,000	224,893
Series MTN
2.40%, 01/17/2017	200,000	203,361
4.60%, 01/15/2020	40,000	43,764
BlackRock, Inc.
3.38%, 06/01/2022	174,000	179,375
Charles Schwab Corp.
3.23%, 09/01/2022	100,000	102,331
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	99,000	98,969
3.50%, 01/23/2025	178,000	174,154
3.75%, 05/22/2025	101,000	100,729
5.15%, 05/22/2045	48,000	47,549
5.95%, 01/18/2018	320,000	351,434
6.15%, 04/01/2018	330,000	365,884
6.75%, 10/01/2037	200,000	239,339
Series MTN
5.38%, 03/15/2020	390,000	435,318
7.50%, 02/15/2019	2,475,000	2,914,483
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	450,000	506,996
6.25%, 01/14/2021 (B)	725,000	826,312
Morgan Stanley
3.95%, 04/23/2027	124,000	118,480
5.00%, 11/24/2025	373,000	394,124
Series MTN
4.00%, 07/23/2025	396,000	403,761
5.55%, 04/27/2017	170,000	181,354
5.63%, 09/23/2019	1,000,000	1,120,374
7.30%, 05/13/2019	1,800,000	2,117,372

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Nomura Holdings, Inc.
6.70%, 03/04/2020	$ 257,000	$ 301,742
State Street Corp.
3.70%, 11/20/2023	615,000	638,885
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	137,840
UBS AG
5.88%, 12/20/2017	110,000	120,644
Series MTN
4.88%, 08/04/2020	257,000	286,464

		13,168,923

Chemicals - 0.5%
Agrium, Inc.
3.38%, 03/15/2025	120,000	114,491
4.13%, 03/15/2035	450,000	411,667
5.25%, 01/15/2045	114,000	116,692
Dow Chemical Co.
4.13%, 11/15/2021 (E)	174,000	182,983
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	125,000	132,173
Ecolab, Inc.
5.50%, 12/08/2041	420,000	473,192
Mosaic Co.
3.75%, 11/15/2021	209,000	216,684
4.88%, 11/15/2041	253,000	246,584
5.45%, 11/15/2033	472,000	504,958
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	137,000	127,580
6.50%, 05/15/2019	260,000	299,927
PPG Industries, Inc.
9.00%, 05/01/2021	310,000	410,128
Praxair, Inc.
2.65%, 02/05/2025	82,000	78,634
5.20%, 03/15/2017	150,000	159,706
Union Carbide Corp.
7.50%, 06/01/2025	400,000	502,459
7.75%, 10/01/2096	210,000	263,791

		4,241,649

Commercial Services & Supplies - 0.3%
ADT Corp.
3.50%, 07/15/2022	124,000	113,537
4.88%, 07/15/2042	147,000	114,660
Eaton Corp.
7.63%, 04/01/2024	500,000	631,968
ERAC USA Finance LLC
2.75%, 03/15/2017 (B) (E)	65,000	66,397
4.50%, 08/16/2021 (B)	175,000	189,668
5.63%, 03/15/2042 (B)	141,000	152,791
6.70%, 06/01/2034 (B)	331,000	406,004
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	199,933
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	54,000	53,639
Pitney Bowes, Inc. Series MTN
5.60%, 03/15/2018	100,000	108,366
Waste Management, Inc.
3.90%, 03/01/2035	38,000	35,527
4.75%, 06/30/2020	319,000	351,322

		2,423,812

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.45%, 06/15/2020	75,000	75,702

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Cisco Systems, Inc. (continued)
2.90%, 03/04/2021	$ 55,000	$ 56,277
3.00%, 06/15/2022 (E)	194,000	195,538
3.50%, 06/15/2025 (E)	73,000	74,163
3.63%, 03/04/2024	200,000	207,692
4.45%, 01/15/2020	75,000	82,317
5.90%, 02/15/2039	100,000	120,649

		812,338

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	211,239
2.88%, 05/08/2022	152,000	149,878
4.38%, 05/08/2042	128,000	126,946
Fluor Corp.
3.38%, 09/15/2021	547,000	568,123

		1,056,186

Construction Materials - 0.0% (F)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	201,964

Consumer Finance - 0.3%
American Express Co.
3.63%, 12/05/2024	63,000	61,977
7.00%, 03/19/2018	700,000	792,699
American Express Credit Corp. Series MTN
1.80%, 07/31/2018	163,000	163,019
2.38%, 05/26/2020	212,000	211,085
Capital One Financial Corp.
3.50%, 06/15/2023	220,000	216,104
4.75%, 07/15/2021	625,000	673,645
Caterpillar Financial Services Corp. Series MTN
5.85%, 09/01/2017	150,000	163,830
7.05%, 10/01/2018	150,000	174,020
7.15%, 02/15/2019	100,000	117,686
John Deere Capital Corp. Series MTN
1.60%, 07/13/2018	71,000	71,035
2.75%, 03/15/2022	153,000	152,704
5.75%, 09/10/2018 (E)	100,000	111,979
PACCAR Financial Corp. Series MTN
1.60%, 03/15/2017	197,000	198,758

		3,108,541

Distributors - 0.0% (F)
WW Grainger, Inc.
4.60%, 06/15/2045	68,000	69,882

Diversified Financial Services - 2.2%
Associates Corp. of North America
6.95%, 11/01/2018	1,934,000	2,217,437
Bank of America Corp.
5.75%, 12/01/2017	220,000	238,989
Series MTN
3.30%, 01/11/2023	600,000	591,449
3.88%, 08/01/2025	291,000	293,777
3.95%, 04/21/2025	295,000	286,092
5.00%, 05/13/2021	75,000	82,528
5.63%, 07/01/2020	2,340,000	2,634,636
5.88%, 02/07/2042	400,000	469,467
6.40%, 08/28/2017	1,325,000	1,446,112
6.88%, 04/25/2018	600,000	676,736

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B)	$ 500,000	$ 578,828
Citigroup, Inc.
4.40%, 06/10/2025	118,000	118,930
5.38%, 08/09/2020	87,000	97,503
8.13%, 07/15/2039	100,000	145,182
8.50%, 05/22/2019	550,000	670,677
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	360,000	357,136
Credit Suisse
1.75%, 01/29/2018	250,000	249,772
3.00%, 10/29/2021	250,000	249,699
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025 (B)	250,000	243,631
4.88%, 05/15/2045 (B)	250,000	247,343
Ford Motor Credit Co. LLC
1.50%, 01/17/2017	363,000	362,091
2.24%, 06/15/2018	200,000	199,784
2.38%, 03/12/2019 (E)	600,000	595,583
3.98%, 06/15/2016	555,000	566,917
4.13%, 08/04/2025	212,000	213,091
4.25%, 09/20/2022	332,000	345,127
General Electric Capital Corp. Series MTN
3.10%, 01/09/2023	1,000,000	1,004,337
4.65%, 10/17/2021	900,000	993,792
5.50%, 01/08/2020	1,780,000	2,018,954
6.00%, 08/07/2019	420,000	482,403
6.75%, 03/15/2032	485,000	643,569
General Motors Financial Co., Inc.
3.20%, 07/13/2020	377,000	372,664
Invesco Finance PLC
4.00%, 01/30/2024	160,000	165,789
Jefferies Group LLC
6.25%, 01/15/2036	260,000	259,437
6.45%, 06/08/2027	180,000	197,463
MassMutual Global Funding II
2.00%, 04/05/2017 (B)	170,000	172,135
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	250,000	315,734

		20,804,794

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.00%, 06/30/2022	296,000	286,425
3.40%, 05/15/2025	42,000	40,121
3.88%, 08/15/2021	1,300,000	1,338,597
4.50%, 05/15/2035	45,000	41,637
4.75%, 05/15/2046	44,000	40,582
5.35%, 09/01/2040	898,000	904,112
6.30%, 01/15/2038	500,000	555,510
BellSouth Corp.
6.55%, 06/15/2034	300,000	330,320
BellSouth Telecommunications LLC
6.30%, 12/15/2015	17,184	17,462
British Telecommunications PLC
5.95%, 01/15/2018	200,000	220,288
9.63%, 12/15/2030	180,000	268,216
Centel Capital Corp.
9.00%, 10/15/2019	450,000	535,951
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	330,000	468,488
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	76,580
3.48%, 06/15/2050 (B)	81,000	79,771

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	$ 400,000	$ 400,539
Orange SA
9.00%, 03/01/2031	430,000	607,752
Telefonica Emisiones SAU
5.13%, 04/27/2020	663,000	731,982
5.46%, 02/16/2021	91,000	101,454
Verizon Communications, Inc.
2.63%, 02/21/2020	82,000	81,911
3.00%, 11/01/2021	1,028,000	1,020,231
4.40%, 11/01/2034	337,000	315,916
4.50%, 09/15/2020	476,000	512,891
4.52%, 09/15/2048 (B)	129,000	114,635
4.67%, 03/15/2055 (B)	473,000	413,376
4.86%, 08/21/2046	214,000	202,319
5.05%, 03/15/2034	539,000	543,271
5.15%, 09/15/2023	286,000	314,777
5.85%, 09/15/2035	175,000	190,128
6.40%, 09/15/2033	16,000	18,497
6.55%, 09/15/2043	37,000	43,713
Verizon Pennsylvania LLC
8.35%, 12/15/2030 (E)	240,000	307,892

		11,125,344

Electric Utilities - 1.4%
AEP Texas Central Co.
6.65%, 02/15/2033	100,000	127,613
Alabama Power Co.
3.75%, 03/01/2045	47,000	42,899
6.00%, 03/01/2039	248,000	308,378
6.13%, 05/15/2038	77,000	95,978
American Electric Power Co., Inc.
1.65%, 12/15/2017	83,000	82,923
Appalachian Power Co.
5.95%, 05/15/2033	50,000	57,015
6.38%, 04/01/2036	200,000	240,555
6.70%, 08/15/2037	200,000	249,115
Arizona Public Service Co.
2.20%, 01/15/2020	50,000	49,796
4.50%, 04/01/2042 (E)	121,000	125,745
5.05%, 09/01/2041	303,000	334,609
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	203,435
8.88%, 11/15/2018	337,000	406,228
Comision Federal de Electricidad
4.88%, 05/26/2021 (B) (E)	261,000	275,608
DTE Electric Co.
2.65%, 06/15/2022	68,000	67,095
3.70%, 03/15/2045 (E)	114,000	106,036
3.95%, 06/15/2042	101,000	98,707
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	171,127
6.00%, 01/15/2038	133,000	166,232
6.45%, 10/15/2032	100,000	128,067
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200,000	213,339
Duke Energy Progress, Inc.
3.00%, 09/15/2021	610,000	623,842
5.30%, 01/15/2019 (E)	80,000	89,177
Enel Finance International NV
5.13%, 10/07/2019 (B)	450,000	496,340
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	128,435
5.95%, 10/01/2033 (E)	425,000	528,085

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Great Plains Energy, Inc.
4.85%, 06/01/2021	$ 26,000	$ 28,602
Hydro-Quebec
8.40%, 01/15/2022	420,000	557,067
9.40%, 02/01/2021	100,000	133,502
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	479,247	525,986
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	555,602
Massachusetts Electric Co.
5.90%, 11/15/2039 (B)	55,000	66,922
Nevada Power Co.
5.38%, 09/15/2040	52,000	59,318
5.45%, 05/15/2041	400,000	461,655
7.13%, 03/15/2019	100,000	117,058
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (B)	50,000	54,580
NiSource Finance Corp.
5.80%, 02/01/2042	600,000	693,164
6.80%, 01/15/2019 (E)	200,000	229,516
Northern States Power Co.
5.35%, 11/01/2039	19,000	22,431
6.25%, 06/01/2036	100,000	128,919
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	173,030
3.25%, 09/15/2021	159,000	162,007
4.50%, 12/15/2041	200,000	202,756
5.40%, 01/15/2040	42,000	47,502
6.05%, 03/01/2034	60,000	73,224
PacifiCorp
5.50%, 01/15/2019	125,000	139,902
5.65%, 07/15/2018	100,000	111,423
6.25%, 10/15/2037	360,000	459,735
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	163,204
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	174,564
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	97,187
Progress Energy, Inc.
4.88%, 12/01/2019	200,000	218,850
6.00%, 12/01/2039	50,000	60,765
7.75%, 03/01/2031	150,000	204,159
Public Service Co. of Colorado
2.25%, 09/15/2022 (E)	137,000	131,626
3.20%, 11/15/2020	56,000	58,246
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	61,976
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	147,866
Public Service Electric & Gas Co. Series MTN
3.65%, 09/01/2042	138,000	127,689
5.38%, 11/01/2039 (E)	28,000	32,925
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	58,000	54,596
Southern California Edison Co.
3.90%, 12/01/2041	100,000	96,343
5.50%, 03/15/2040	130,000	155,287
6.65%, 04/01/2029 (E)	300,000	383,248
Virginia Electric & Power Co.
2.95%, 01/15/2022	157,000	156,863
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	115,154
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,468

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Wisconsin Electric Power Co. (continued)
3.10%, 06/01/2025	$ 82,000	$ 81,836
3.65%, 12/15/2042	144,000	133,400
Xcel Energy, Inc.
4.70%, 05/15/2020	50,000	54,583
4.80%, 09/15/2041	116,000	122,166

		13,279,281

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
6.00%, 04/01/2020	385,000	428,354
6.88%, 06/01/2018	92,000	102,176
7.50%, 01/15/2027	310,000	370,805

		901,335

Energy Equipment & Services - 0.7%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	264,974
Buckeye Partners, LP
4.15%, 07/01/2023	148,000	142,390
4.88%, 02/01/2021	200,000	209,333
Cameron International Corp.
4.00%, 12/15/2023	85,000	84,315
Energy Transfer Partners, LP
4.75%, 01/15/2026	136,000	132,934
5.15%, 03/15/2045	45,000	39,444
EnLink Midstream Partners, LP
4.15%, 06/01/2025	130,000	122,702
Ensco PLC
5.20%, 03/15/2025 (E)	88,000	83,627
5.75%, 10/01/2044	56,000	48,747
Enterprise Products Operating LLC
3.35%, 03/15/2023	150,000	146,334
3.70%, 02/15/2026	127,000	122,973
3.75%, 02/15/2025	74,000	72,537
3.90%, 02/15/2024	112,000	112,002
4.05%, 02/15/2022	250,000	257,019
4.90%, 05/15/2046	110,000	103,342
4.95%, 10/15/2054	33,000	30,264
5.10%, 02/15/2045	32,000	31,091
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	400,000	386,502
Halliburton Co.
3.50%, 08/01/2023	150,000	150,351
6.15%, 09/15/2019	70,000	80,442
7.60%, 08/15/2096 (B)	160,000	208,863
Nabors Industries, Inc.
4.63%, 09/15/2021 (E)	450,000	441,487
5.00%, 09/15/2020 (E)	205,000	213,067
Noble Holding International, Ltd.
3.95%, 03/15/2022 (E)	87,000	75,197
4.00%, 03/16/2018	48,000	47,926
5.25%, 03/15/2042	253,000	178,955
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	97,000	96,220
4.90%, 02/15/2045	222,000	210,623
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	352,674
3.65%, 12/01/2023	164,000	169,747
Sunoco Logistics Partners Operations, LP
5.50%, 02/15/2020	250,000	276,992
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	432,492
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	108,518
3.75%, 10/16/2023	135,000	136,543

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
TransCanada PipeLines, Ltd. (continued)
6.50%, 08/15/2018	$ 175,000	$ 197,828
Transocean, Inc.
6.50%, 11/15/2020 (E)	85,000	73,525
6.88%, 12/15/2021 (E)	226,000	191,252
7.50%, 04/15/2031	200,000	148,375
Weatherford International, Ltd.
9.88%, 03/01/2039	655,000	736,524

		6,918,131

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.
2.25%, 02/15/2022	129,000	125,280
CVS Health Corp.
2.75%, 12/01/2022	100,000	96,587
CVS Pass-Through Trust
5.93%, 01/10/2034 (B)	609,551	713,662
Kroger Co.
2.20%, 01/15/2017	123,000	124,420
5.40%, 07/15/2040	51,000	55,722
6.15%, 01/15/2020	300,000	343,924
7.50%, 04/01/2031	100,000	129,613
8.00%, 09/15/2029	175,000	241,421
Walgreen Co.
3.10%, 09/15/2022	516,000	501,274
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	63,000	62,671
4.50%, 11/18/2034	46,000	43,426
4.80%, 11/18/2044	100,000	93,692

		2,531,692

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	310,000	374,620
Cargill, Inc.
3.30%, 03/01/2022 (B)	250,000	257,151
7.35%, 03/06/2019 (B)	250,000	296,882
ConAgra Foods, Inc.
2.10%, 03/15/2018	159,000	158,055
Kraft Foods Group, Inc.
3.50%, 06/06/2022	180,000	182,523
5.38%, 02/10/2020	138,000	154,416
6.88%, 01/26/2039	196,000	243,614
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	400,000	401,671
3.95%, 07/15/2025 (B)	269,000	272,641
5.00%, 07/15/2035 (B)	132,000	136,735
Mondelez International, Inc.
4.00%, 02/01/2024	500,000	518,112

		2,996,420

Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	601,000	630,542
5.25%, 08/15/2019	100,000	110,244
5.88%, 03/15/2041	109,000	131,408
6.38%, 07/15/2016	300,000	313,707
Atmos Energy Corp.
8.50%, 03/15/2019	44,000	53,403
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	338,656
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	379,037

		1,956,997

Health Care Equipment & Supplies - 0.0% (F)
Becton Dickinson and Co.
2.68%, 12/15/2019	38,000	38,273
3.73%, 12/15/2024	49,000	48,704

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Medtronic, Inc.
3.15%, 03/15/2022 (B)	$ 100,000	$ 100,674
4.38%, 03/15/2035 (B)	125,000	125,114

		312,765

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.50%, 05/15/2042	153,000	147,607
6.75%, 12/15/2037	305,000	373,994
Anthem, Inc.
3.13%, 05/15/2022	492,000	479,388
3.30%, 01/15/2023	105,000	101,600
4.65%, 01/15/2043	38,000	36,107
Cardinal Health, Inc.
3.75%, 09/15/2025	75,000	75,584
4.90%, 09/15/2045	45,000	45,296
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	168,080
Medco Health Solutions, Inc.
2.75%, 09/15/2015	140,000	140,284
7.13%, 03/15/2018	250,000	283,477
Texas Health Resources
4.33%, 11/15/2055	175,000	170,161
UnitedHealth Group, Inc.
3.35%, 07/15/2022	84,000	85,712
3.38%, 11/15/2021	412,000	423,124
4.63%, 07/15/2035	84,000	87,237

		2,617,651

Household Products - 0.0% (F)
Kimberly-Clark Corp.
2.40%, 03/01/2022 (E)	68,000	66,987

Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
4.00%, 10/01/2020	600,000	626,569
5.75%, 10/01/2041	86,000	89,781
PSEG Power LLC
4.15%, 09/15/2021	91,000	95,082
5.13%, 04/15/2020	151,000	166,428

		977,860

Industrial Conglomerates - 0.1%
Danaher Corp.
3.90%, 06/23/2021	261,000	281,201
Koninklijke Philips NV
3.75%, 03/15/2022	200,000	201,853
7.20%, 06/01/2026	500,000	619,311

		1,102,365

Insurance - 0.8%
ACE INA Holdings, Inc.
3.15%, 03/15/2025	275,000	267,131
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	800,000	1,043,962
Aon Corp.
3.13%, 05/27/2016	235,000	239,192
3.50%, 09/30/2015	46,000	46,192
6.25%, 09/30/2040	83,000	99,096
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	264,563
5.75%, 01/15/2040	100,000	119,840
CNA Financial Corp.
3.95%, 05/15/2024	282,000	283,102

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (B)	$ 200,000	$ 217,342
Lincoln National Corp.
4.20%, 03/15/2022	153,000	161,648
4.85%, 06/24/2021	58,000	63,496
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	175,945
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	164,038
MetLife, Inc.
3.00%, 03/01/2025	200,000	192,502
Metropolitan Life Global Funding I
3.88%, 04/11/2022 (B)	720,000	754,178
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	200,000	305,475
New York Life Global Funding
2.15%, 06/18/2019 (B)	350,000	351,460
Pacific Life Global Funding
5.00%, 05/15/2017 (B)	100,000	105,311
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	300,000	457,169
Principal Life Global Funding II
1.00%, 12/11/2015 (B)	145,000	145,238
2.25%, 10/15/2018 (B)	200,000	202,839
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,196,164
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	601,997

		7,457,880

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.30%, 12/05/2021	263,000	267,415
4.80%, 12/05/2034	215,000	217,692

		485,107

Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	537,000	492,912
4.00%, 07/15/2042	133,000	105,413

		598,325

IT Services - 0.3%
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	649,538
International Business Machines Corp.
1.25%, 02/06/2017	315,000	316,782
1.63%, 05/15/2020	277,000	270,357
4.00%, 06/20/2042	169,000	155,630
7.00%, 10/30/2025	508,000	659,145
Xerox Corp.
4.50%, 05/15/2021	80,000	83,064
5.63%, 12/15/2019 (E)	300,000	333,902

		2,468,418

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	176,000	175,614
4.15%, 02/01/2024	435,000	447,118

		622,732

Machinery - 0.1%
Caterpillar, Inc.
1.50%, 06/26/2017 (E)	115,000	115,902
2.60%, 06/26/2022 (E)	123,000	121,768
7.90%, 12/15/2018	250,000	299,010
Deere & Co.
2.60%, 06/08/2022	119,000	116,809
3.90%, 06/09/2042	107,000	102,658

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Illinois Tool Works, Inc.
3.90%, 09/01/2042	$ 624,000	$ 589,201

		1,345,348

Media - 1.0%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	289,560
7.25%, 05/18/2018	155,000	178,235
7.30%, 04/30/2028	130,000	162,563
7.70%, 10/30/2025	300,000	388,835
8.88%, 04/26/2023	200,000	265,586
CBS Corp.
3.38%, 03/01/2022	63,000	62,182
4.00%, 01/15/2026	208,000	205,506
5.50%, 05/15/2033	150,000	155,346
CCO Safari II LLC
4.46%, 07/23/2022 (B)	391,000	393,111
6.38%, 10/23/2035 (B)	114,000	116,540
6.83%, 10/23/2055 (B)	150,000	154,256
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	561,932
Comcast Corp.
6.50%, 11/15/2035	100,000	126,722
7.05%, 03/15/2033	1,300,000	1,696,415
Cox Communications, Inc.
4.80%, 02/01/2035 (B)	200,000	184,739
Cox Enterprises, Inc.
7.38%, 07/15/2027 (B)	200,000	241,771
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	400,000	424,646
6.00%, 08/15/2040	200,000	207,062
6.38%, 03/01/2041	240,000	262,676
Discovery Communications LLC
4.38%, 06/15/2021	344,000	361,078
Historic TW, Inc.
9.15%, 02/01/2023	200,000	264,968
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	251,528
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	130,865
Thomson Reuters Corp.
3.95%, 09/30/2021	400,000	418,364
4.70%, 10/15/2019	75,000	81,883
Time Warner Cable, Inc.
6.75%, 07/01/2018	40,000	44,514
7.30%, 07/01/2038	90,000	98,216
Time Warner Cos., Inc.
7.57%, 02/01/2024	45,000	55,913
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	305,584
Time Warner, Inc.
3.60%, 07/15/2025	155,000	149,848
4.75%, 03/29/2021	140,000	151,502
6.25%, 03/29/2041	37,000	42,845
6.50%, 11/15/2036	50,000	59,297
7.63%, 04/15/2031	300,000	392,298
7.70%, 05/01/2032	100,000	132,958
Viacom, Inc.
3.88%, 12/15/2021	606,000	607,437

		9,626,781

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.3%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	$ 82,000	$ 82,410
3.25%, 11/21/2021	670,000	677,718
4.13%, 02/24/2042	300,000	272,296
6.50%, 04/01/2019	270,000	310,706
Freeport-McMoRan, Inc.
4.55%, 11/14/2024 (E)	250,000	211,250
5.40%, 11/14/2034	195,000	146,250
Nucor Corp.
4.00%, 08/01/2023	63,000	63,615
Placer Dome, Inc.
6.45%, 10/15/2035	399,000	363,413
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020 (E)	80,000	82,839
3.75%, 09/20/2021	300,000	307,135

		2,517,632

Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023 (E)	780,000	799,517
6.13%, 04/01/2036	310,000	371,296
CenterPoint Energy, Inc.
6.50%, 05/01/2018	180,000	201,331
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	182,770
Consumers Energy Co.
2.85%, 05/15/2022	121,000	122,232
6.70%, 09/15/2019	100,000	117,864
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	283,666
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	105,271
5.25%, 08/01/2033	500,000	534,653
6.40%, 06/15/2018	170,000	191,362
DTE Energy Co.
3.85%, 12/01/2023	152,000	156,973
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	394,551
Sempra Energy
6.00%, 10/15/2039	150,000	177,998
9.80%, 02/15/2019	400,000	500,519

		4,140,003

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.13%, 01/15/2042	100,000	100,213
6.90%, 04/01/2029	200,000	247,321
7.45%, 07/15/2017	240,000	266,440
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	322,829

		936,803

Oil, Gas & Consumable Fuels - 1.9%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	654,356
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	180,328
Apache Corp.
3.25%, 04/15/2022	111,000	108,746
4.75%, 04/15/2043	268,000	245,228
6.90%, 09/15/2018	180,000	204,924
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	212,720
BP Capital Markets PLC
1.85%, 05/05/2017	429,000	433,280
3.06%, 03/17/2022 (E)	124,000	123,983
3.25%, 05/06/2022	462,000	465,096
4.74%, 03/11/2021	100,000	110,344

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Burlington Resources Finance Co.
7.40%, 12/01/2031	$ 290,000	$ 391,667
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	299,000	334,728
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	85,882
4.45%, 09/15/2042	162,000	139,316
6.75%, 11/15/2039	61,000	67,146
Chevron Corp.
2.36%, 12/05/2022	80,000	76,546
3.19%, 06/24/2023 (E)	47,000	47,400
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	323,128
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,812
3.00%, 05/09/2023	254,000	240,383
ConocoPhillips Co.
6.00%, 01/15/2020	105,000	121,374
6.65%, 07/15/2018	350,000	399,162
Devon Energy Corp.
3.25%, 05/15/2022 (E)	150,000	147,450
4.75%, 05/15/2042	224,000	210,307
7.95%, 04/15/2032	150,000	193,683
Ecopetrol SA
5.38%, 06/26/2026	135,000	130,984
Encana Corp.
6.50%, 05/15/2019	150,000	168,513
Energy Transfer Partners, LP
3.60%, 02/01/2023	134,000	124,771
Eni SpA
5.70%, 10/01/2040 (B)	900,000	931,812
EOG Resources, Inc.
2.63%, 03/15/2023 (E)	236,000	227,598
4.10%, 02/01/2021	300,000	321,974
Exxon Mobil Corp.
2.40%, 03/06/2022	300,000	295,186
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	392,660
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	76,267
Marathon Oil Corp.
2.80%, 11/01/2022	170,000	159,238
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	124,024
Occidental Petroleum Corp.
2.70%, 02/15/2023	400,000	384,518
3.50%, 06/15/2025	91,000	91,020
ONEOK Partners, LP
3.80%, 03/15/2020	200,000	204,310
4.90%, 03/15/2025 (E)	500,000	489,426
6.65%, 10/01/2036	220,000	226,884
Petro-Canada
5.35%, 07/15/2033	100,000	107,190
6.05%, 05/15/2018	312,000	345,769
7.88%, 06/15/2026 (E)	100,000	133,824
Petrobras Global Finance BV
4.38%, 05/20/2023	280,000	234,903
5.38%, 01/27/2021	400,000	372,384
6.25%, 03/17/2024	412,000	385,591
6.85%, 06/05/2115	25,000	20,205
Petroleos Mexicanos
4.50%, 01/23/2026 (B) (E)	122,000	119,621
4.88%, 01/18/2024	81,000	83,219
5.63%, 01/23/2046 (B)	77,000	72,557

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
6.38%, 01/23/2045 (E)	$ 228,000	$ 234,088
Phillips 66
2.95%, 05/01/2017	161,000	164,951
4.30%, 04/01/2022	130,000	136,964
Shell International Finance BV
4.13%, 05/11/2035	158,000	156,667
4.30%, 09/22/2019	300,000	327,353
4.38%, 03/25/2020	410,000	449,444
6.38%, 12/15/2038	100,000	128,126
Sinopec Group Overseas Development, Ltd.
3.90%, 05/17/2022 (B)	200,000	204,935
Spectra Energy Capital LLC
7.50%, 09/15/2038	125,000	144,808
Spectra Energy Partners, LP
3.50%, 03/15/2025	313,000	298,115
Statoil ASA
3.15%, 01/23/2022	313,000	317,520
4.25%, 11/23/2041	236,000	231,591
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	458,033
6.10%, 06/01/2018	250,000	278,380
Talisman Energy, Inc.
7.75%, 06/01/2019	385,000	441,003
Tosco Corp.
7.80%, 01/01/2027	160,000	210,341
8.13%, 02/15/2030	230,000	321,753
Total Capital International SA
2.70%, 01/25/2023	688,000	667,004
Total Capital SA
4.13%, 01/28/2021	82,000	87,993

		17,200,506

Pharmaceuticals - 0.2%
AbbVie, Inc.
3.20%, 11/06/2022	141,000	139,809
3.60%, 05/14/2025	130,000	128,071
4.50%, 05/14/2035	261,000	253,987
Actavis Funding SCS
3.00%, 03/12/2020	125,000	124,370
3.45%, 03/15/2022	211,000	207,558
4.55%, 03/15/2035	235,000	220,820
Actavis, Inc.
3.25%, 10/01/2022	162,000	157,561
Baxalta, Inc.
3.60%, 06/23/2022 (B)	67,000	67,134
5.25%, 06/23/2045 (B)	33,000	33,396
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	199,555
Merck & Co., Inc.
2.35%, 02/10/2022	43,000	42,078
3.70%, 02/10/2045	20,000	18,329
Novartis Capital Corp.
2.40%, 09/21/2022	160,000	155,551
3.40%, 05/06/2024	395,000	402,882
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	181,000	182,808

		2,333,909

Real Estate Investment Trusts - 0.3%
Duke Realty, LP
3.88%, 02/15/2021	168,000	173,836
Equity Commonwealth
5.88%, 09/15/2020	400,000	440,530
6.65%, 01/15/2018	215,000	231,914

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
ERP Operating, LP
4.63%, 12/15/2021	$ 479,000	$ 522,675
HCP, Inc.
2.63%, 02/01/2020	232,000	230,131
3.40%, 02/01/2025	114,000	106,620
4.20%, 03/01/2024	54,000	54,646
5.38%, 02/01/2021	105,000	115,742
Health Care REIT, Inc.
4.00%, 06/01/2025	130,000	128,962
Realty Income Corp.
3.25%, 10/15/2022	250,000	243,151
Simon Property Group, LP
4.38%, 03/01/2021	457,000	496,207
Ventas Realty, LP
3.50%, 02/01/2025 (E)	54,000	51,789
4.13%, 01/15/2026	79,000	79,140

		2,875,343

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	259,668
3.60%, 09/01/2020	125,000	131,956
5.75%, 05/01/2040	300,000	354,602
7.29%, 06/01/2036 (E)	90,000	119,544
Canadian National Railway Co.
5.85%, 11/15/2017	180,000	197,679
CSX Corp.
3.95%, 05/01/2050	42,000	37,442
4.25%, 06/01/2021	65,000	70,570
7.38%, 02/01/2019	350,000	410,289
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	169,485
6.00%, 03/15/2105	160,000	184,363
Ryder System, Inc. Series MTN
2.50%, 03/01/2017	440,000	446,685
3.60%, 03/01/2016	132,000	133,959
Union Pacific Corp.
2.95%, 01/15/2023	43,000	42,626
4.16%, 07/15/2022	306,000	328,112
4.30%, 06/15/2042	148,000	148,973

		3,035,953

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	250,000	257,881
3.70%, 07/29/2025	97,000	97,918
4.80%, 10/01/2041	150,000	153,873
National Semiconductor Corp.
6.60%, 06/15/2017	200,000	219,980

		729,652

Software - 0.3%
Intuit, Inc.
5.75%, 03/15/2017	70,000	74,317
Microsoft Corp.
2.38%, 02/12/2022	125,000	123,274
3.50%, 02/12/2035	77,000	71,345
3.63%, 12/15/2023	311,000	325,352
4.00%, 02/12/2055	81,000	73,952
4.50%, 10/01/2040	70,000	72,741
Oracle Corp.
2.38%, 01/15/2019	182,000	184,913
2.95%, 05/15/2025	200,000	192,677
5.00%, 07/08/2019	100,000	111,368
5.38%, 07/15/2040	123,000	137,828

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp. (continued)
6.13%, 07/08/2039	$ 731,000	$ 892,508
6.50%, 04/15/2038	200,000	254,649

		2,514,924

Specialty Retail - 0.1%
Home Depot, Inc.
2.63%, 06/01/2022	47,000	46,481
4.25%, 04/01/2046	145,000	145,703
Lowe’s Cos., Inc.
5.50%, 10/15/2035	140,000	162,890
Series MTN
7.11%, 05/15/2037	120,000	159,310

		514,384

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.55%, 05/03/2018 (A)	297,000	297,323
2.15%, 02/09/2022	327,000	316,023
2.40%, 05/03/2023	494,000	471,855
2.85%, 05/06/2021	302,000	306,375
3.20%, 05/13/2025	160,000	159,242
3.45%, 02/09/2045	125,000	107,175

		1,657,993

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	233,000	227,490
4.88%, 07/11/2022 (B)	500,000	529,022

		756,512

Water Utilities - 0.0% (F)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	317,450

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	426,431
3.13%, 07/16/2022	236,000	234,088
Rogers Communications, Inc.
4.10%, 10/01/2023 (E)	213,000	216,841
5.45%, 10/01/2043	95,000	101,364
Vodafone Group PLC
1.63%, 03/20/2017	470,000	469,083
2.50%, 09/26/2022	75,000	69,296

		1,517,103

Total Corporate Debt Securities (Cost $179,397,344)		185,933,424

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
African Development Bank
8.80%, 09/01/2019	500,000	621,512
Colombia Government International Bond
5.00%, 06/15/2045	200,000	185,500
Corp. Andina de Fomento
3.75%, 01/15/2016 (E)	795,000	803,023
Israel Government AID Bond
Series 2010-Z
Zero Coupon, 02/15/2025	2,250,000	1,714,090
Series 2011-Z
Zero Coupon, 11/15/2026	1,400,000	992,831
Mexico Government International Bond
5.55%, 01/21/2045	190,000	205,200
Series 2012-1, Class A2
5.75%, 10/12/2110	550,000	551,375
Series MTN
3.50%, 01/21/2021 (E)	731,000	747,448
4.75%, 03/08/2044	688,000	667,360

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peruvian Government International Bond
5.63%, 11/18/2050	$ 45,000	$ 50,625
Poland Government International Bond
4.00%, 01/22/2024	333,000	351,808
Province of Quebec, Canada Series MTN
6.35%, 01/30/2026	285,000	361,339
Turkey Government International Bond
4.25%, 04/14/2026 (E)	210,000	198,975
5.75%, 03/22/2024 (E)	365,000	392,114

Total Foreign Government Obligations (Cost $7,718,148)		7,843,200

MORTGAGE-BACKED SECURITIES - 8.8%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 (B)	31,847	31,848
Series 2015-1, Class A1
2.10%, 04/15/2034 (B)	728,000	725,690
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 (B)	1,128,114	1,134,415
Series 2013-2, Class B
4.38%, 11/15/2027 (B)	250,000	251,562
Series 2014-1, Class A1
1.72%, 04/15/2033 (B)	765,000	762,654
Series 2014-1, Class A2
3.02%, 04/15/2033 (B)	603,000	603,172
Ajax Mortgage Loan Trust
Series 2015-B, Class A
3.88%, 07/25/2060 (A) (B)	329,579	329,458
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 (A) (B)	77,524	80,039
Series 2010-1A, Class A3
5.65%, 03/25/2058 (A) (B)	1,081,339	1,095,035
ASG Re-REMIC Trust
Series 2009-1, Class A60
5.63%, 06/26/2037 (A) (B)	45,618	45,113
Series 2009-2, Class G60
4.65%, 05/24/2036 (A) (B)	160,178	160,395
Series 2009-3, Class A65
2.08%, 03/26/2037 (A) (B)	497,088	494,661
Series 2009-4, Class A60
6.00%, 06/28/2037 (B)	26,671	26,872
Series 2011-1, Class 3A50
2.56%, 11/28/2035 (A) (B)	322,829	317,578
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	86,763	91,282
Series 2003-11, Class 2A1
6.00%, 01/25/2034	113,798	118,437
Series 2003-7, Class 2A4
5.00%, 09/25/2018	116,310	117,546
Series 2004-1, Class 1A1
6.00%, 02/25/2034	333,533	354,377
Series 2004-1, Class 5A1
5.50%, 02/25/2019	23,744	24,226
Series 2004-8, Class 3A1
5.50%, 09/25/2019	41,328	40,500
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust (continued)
5.89%, 07/10/2044 (A)	$ 553,896	$ 565,883
Series 2006-4, Class A4
5.63%, 07/10/2046	431,752	441,549
Series 2006-5, Class A4
5.41%, 09/10/2047	225,000	230,709
Banc of America Funding Trust
Series 2004-3, Class 1A1
5.50%, 10/25/2034	283,251	296,830
Series 2004-C, Class 1A1
2.91%, 12/20/2034 (A)	61,718	61,033
Series 2005-E, Class 4A1
2.71%, 03/20/2035 (A)	1,167,491	1,162,783
Series 2010-R11A, Class 1A6
5.20%, 08/26/2035 (A) (B)	240,660	243,304
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 (B)	9,393	9,376
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	153,556	153,876
Banc of America Mortgage Trust
Series 2003-3, Class 2A1
0.74%, 05/25/2018 (A)	30,857	29,996
Series 2003-4, Class 2A1
0.74%, 06/25/2018 (A)	64,374	62,819
Series 2003-6, Class 2A1
0.64%, 08/25/2018 (A)	31,302	30,953
Series 2003-C, Class 3A1
2.62%, 04/25/2033 (A)	61,333	62,229
Series 2003-E, Class 2A2
2.82%, 06/25/2033 (A)	224,681	225,571
Series 2004-3, Class 1A26
5.50%, 04/25/2034	186,115	188,997
Series 2004-3, Class 3A1
5.00%, 04/25/2019	31,746	32,294
Series 2004-5, Class 4A1
4.75%, 06/25/2019	17,285	17,447
Series 2004-C, Class 2A2
2.70%, 04/25/2034 (A)	402,073	406,171
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 (B)	2,906	2,912
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 (A) (B)	146,254	149,712
Series 2009-RR14, Class 3A2
2.48%, 08/26/2035 (A) (B)	499,968	499,425
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 (B)	173,210	182,373
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036 (A) (B)	312,658	312,014
Series 2010-RR5, Class 2A5
5.40%, 04/26/2037 (A) (B)	326,063	331,702
Series 2010-RR6, Class 22A3
5.64%, 06/26/2036 (A) (B)	178,095	178,638
Series 2010-RR7, Class 16A1
0.86%, 02/26/2047 (A) (B)	90,175	89,791
Series 2010-RR7, Class 1A5
2.67%, 04/26/2035 (A) (B)	133,911	132,180
Series 2010-RR7, Class 2A1
2.25%, 07/26/2045 (A) (B)	734,311	735,653
Series 2010-RR8, Class 3A3
2.74%, 05/26/2035 (A) (B)	52,636	52,527
Series 2010-RR8, Class 3A4
2.74%, 05/26/2035 (A) (B)	773,000	737,853
Series 2011-RR10, Class 2A1
0.97%, 09/26/2037 (A) (B)	1,324,367	1,272,918
Series 2011-RR4, Class 6A3

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
5.00%, 08/26/2037 (A) (B)	$ 633,034	$ 641,468
Series 2011-RR5, Class 11A3
0.34%, 05/28/2036 (A) (B)	365,884	360,323
Series 2012-RR10, Class 3A1
0.37%, 05/26/2036 (A) (B)	445,443	425,269
Series 2012-RR2, Class 1A1
0.35%, 08/26/2036 (A) (B)	369,928	364,512
Series 2012-RR3, Class 2A5
2.06%, 05/26/2037 (A) (B)	592,694	593,262
Series 2015-RR4, Class 1A1
1.19%, 09/11/2038 (A) (B)	460,885	432,401
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.69%, 03/25/2035 (A)	257,111	252,424
Bear Stearns ARM Trust
Series 2003-4, Class 3A1
2.44%, 07/25/2033 (A)	100,292	100,512
Series 2004-2, Class 14A
3.02%, 05/25/2034 (A)	55,718	55,408
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class A4
5.43%, 03/11/2039 (A)	182,791	184,110
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1
0.52%, 06/11/2041 (A) (B)	730,816	293
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC
0.37%, 12/11/2049 (A) (B)	33,617,942	155,954
Chase Mortgage Finance Trust
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	363,510	367,545
Series 2007-A1, Class 1A3
2.58%, 02/25/2037 (A)	1,380,289	1,360,315
Series 2007-A1, Class 2A1
2.67%, 02/25/2037 (A)	298,107	298,488
Series 2007-A1, Class 7A1
2.58%, 02/25/2037 (A)	203,776	203,828
Series 2007-A1, Class 9A1
2.61%, 02/25/2037 (A)	118,058	116,939
Series 2007-A2, Class 1A1
2.69%, 07/25/2037 (A)	61,781	61,440
Series 2007-A2, Class 2A1
2.51%, 07/25/2037 (A)	380,136	383,082
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	261,985	275,017
Series 2004-3, Class A4
5.75%, 04/25/2034	392,977	409,055
Series 2004-5, Class 1A4
5.50%, 06/25/2034	387,599	402,900
Series 2004-8, Class 2A1
4.50%, 06/25/2019	22,234	22,841
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	48,708	49,381
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	500,000	518,282
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4
5.25%, 09/25/2033	203,357	211,115
Series 2005-2, Class 2A11
5.50%, 05/25/2035	209,057	217,660
Series 2008-AR4, Class 1A1A
2.73%, 11/25/2038 (A) (B)	732,965	732,362

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust (continued)
Series 2009-10, Class 1A1
2.41%, 09/25/2033 (A) (B)	$ 466,110	$ 471,568
Series 2009-11, Class 3A1
5.75%, 05/25/2037 (A) (B)	351,881	362,917
Series 2010-7, Class 10A1
2.61%, 02/25/2035 (A) (B)	98,968	98,579
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (B)	1,823,943	1,847,578
Series 2010-8, Class 6A6
4.50%, 12/25/2036 (B)	1,686,858	1,718,789
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.22%, 08/15/2048	489,945	507,913
Series 2006-C1, Class AM
5.25%, 08/15/2048	1,000,000	1,024,197
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1
0.78%, 08/15/2048 (A)	16,710,832	155,043
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA
1.89%, 08/15/2045 (A)	2,155,632	196,609
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A
3.03%, 06/25/2040 (A) (B)	1,020,237	130,075
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.67%, 03/15/2039 (A)	1,467,397	1,481,882
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	119,416	123,358
Series 2003-27, Class 5A4
5.25%, 11/25/2033	193,878	197,799
Series 2003-29, Class 5A1
7.00%, 12/25/2033	174,009	183,738
Series 2003-29, Class 8A1
6.00%, 11/25/2018	56,850	59,193
Series 2003-AR15, Class 3A1
2.83%, 06/25/2033 (A)	205,220	204,036
Series 2004-4, Class 2A4
5.50%, 09/25/2034	346,145	377,902
Series 2004-5, Class 3A1
5.25%, 08/25/2019	148,910	152,358
Series 2004-8, Class 1A4
5.50%, 12/25/2034	360,735	390,017
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 (B)	117,555	120,694
CSMC Trust
Series 2010-11R, Class A6
1.19%, 06/28/2047 (A) (B)	1,260,236	1,213,614
Series 2010-16, Class A3
3.81%, 06/25/2050 (A) (B)	308,194	309,756
Series 2010-17R, Class 1A1
2.31%, 06/26/2036 (A) (B)	180,712	183,205
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 (A) (B)	178,434	179,538
Series 2011-6R, Class 3A1
3.03%, 07/28/2036 (A) (B)	333,160	334,827
Series 2011-9R, Class A1
2.17%, 03/27/2046 (A) (B)	243,626	243,879
Series 2012-3R, Class 1A1

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
2.37%, 07/27/2037 (A) (B)	$ 502,296	$ 500,438
Series 2014-ICE, Class A
1.05%, 04/15/2027 (A) (B)	841,000	837,316
DBRR Trust, Interest Only STRIPS
Series 2011-C32, Class A3X1
2.02%, 06/17/2049 (A) (B)	6,000,000	122,262
Deutsche Alt-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.78%, 02/25/2020 (A)	123,796	127,277
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 (B)	46,891	46,979
First Horizon Mortgage Pass-Through Trust
Series 2004-AR2, Class 2A1
2.74%, 05/25/2034 (A)	302,019	299,683
GMACM Mortgage Loan Trust
Series 2003-AR1, Class A4
2.94%, 10/19/2033 (A)	91,521	90,398
Series 2003-AR2, Class 2A4
2.82%, 12/19/2033 (A)	717,751	704,242
Series 2004-J5, Class A7
6.50%, 01/25/2035	800,967	834,938
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	61,380	63,105
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X
0.56%, 11/10/2039 (A) (B)	8,206,759	40,262
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.54%, 09/25/2035 (A) (B)	1,098,654	933,359
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS
4.67%, 09/25/2035 (A) (B)	823,990	105,285
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	623,411	640,646
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	589,656	610,974
Series 2005-5F, Class 8A3
0.69%, 06/25/2035 (A)	35,749	34,712
Impac CMB Trust
Series 2005-4, Class 2A1
0.49%, 05/25/2035 (A)	224,576	220,565
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	80,791	82,645
Impac Secured Assets Trust
Series 2006-1, Class 2A1
0.54%, 05/25/2036 (A)	546,515	528,930
Series 2006-2, Class 2A1
0.54%, 08/25/2036 (A)	292,932	288,898
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class AJ
5.41%, 08/12/2037 (A)	257,621	257,645
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (A)	1,265,658	1,295,821
Series 2006-CB16, Class A4
5.55%, 05/12/2045	96,995	98,914
Series 2006-LDP9, Class A3SF
0.34%, 05/15/2047 (A)	363,213	360,008

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1
0.21%, 06/12/2043 (A)	$ 39,854,418	$ 83,216
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
2.71%, 07/25/2034 (A)	85,551	87,620
Series 2004-A4, Class 1A1
2.68%, 09/25/2034 (A)	81,694	83,741
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	20,175	20,886
Series 2005-A1, Class 3A4
2.62%, 02/25/2035 (A)	252,311	257,164
Series 2006-A2, Class 5A3
2.67%, 11/25/2033 (A)	544,800	545,639
Series 2006-A3, Class 6A1
2.70%, 08/25/2034 (A)	55,066	55,349
JPMorgan Re-REMIC Trust
Series 2009-6, Class 4A1
2.55%, 09/26/2036 (A) (B)	121,315	122,172
Series 2010-4, Class 7A1
1.87%, 08/26/2035 (A) (B)	88,285	88,039
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.83%, 06/15/2038 (A)	379,460	388,660
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL
0.35%, 02/15/2041 (A) (B)	13,173,112	20,590
LVII Re-REMIC Trust
Series 2009-3, Class M3
5.24%, 11/27/2037 (A) (B)	177,224	177,352
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (A)	607,610	611,566
Series 2004-13, Class 3A7
2.74%, 11/21/2034 (A)	379,880	388,579
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	78,396	80,109
Series 2004-5, Class 5A1
4.75%, 06/25/2019	59,339	60,760
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	531,354	558,737
Series 2003-2, Class 1A1
5.00%, 03/25/2018	20,637	20,722
Series 2003-3, Class 3A18
5.50%, 04/25/2033	122,983	124,001
Series 2004-P7, Class A6
5.50%, 12/27/2033 (B) (C)	189,407	200,645
MASTR Re-REMIC Trust, Principal Only STRIPS
Series 2005, Class 3
05/28/2035 (B)	73,450	58,760
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A
2.72%, 07/25/2033 (A)	104,769	95,703
Series 2003-A5, Class 2A6
2.37%, 08/25/2033 (A)	89,363	90,200
Series 2004-1, Class 2A1
2.17%, 12/25/2034 (A)	335,504	336,278
Series 2004-A4, Class A2
2.54%, 08/25/2034 (A)	147,945	151,393
Series 2004-D, Class A2
1.10%, 09/25/2029 (A)	229,312	220,489

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.36%, 01/12/2044 (A)	$ 500,000	$ 505,714
Series 2006-C1, Class A4
5.68%, 05/12/2039 (A)	730,000	740,085
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC
0.60%, 12/12/2049 (A) (B)	11,041,396	75,181
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4
5.65%, 06/11/2042 (A)	199,276	212,966
Series 2011-C3, Class A3
4.05%, 07/15/2049	637,000	678,654
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1
0.46%, 12/15/2043 (A) (B)	31,396,392	157,484
Series 2006-T21, Class X
0.21%, 10/12/2052 (A) (B)	66,180,533	136,133
Series 2007-HQ11, Class X
0.21%, 02/12/2044 (A) (B)	51,427,157	141,065
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.69%, 04/25/2034 (A)	339,197	357,457
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A
2.00%, 07/27/2049 (B)	834,161	832,910
Series 2012-XA, Class B
0.25%, 07/27/2049 (B)	500,000	445,100
PFP, Ltd.
Series 2015-2, Class A
1.64%, 07/14/2034 (B)	483,000	483,000
Series 2015-2, Class C
3.44%, 07/14/2034 (B)	141,000	141,000
Series 2015-2, Class D
4.19%, 07/14/2034 (B)	100,000	100,000
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	127,056	133,354
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1
02/25/2034	9,036	7,318
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.48%, 05/25/2035 (A)	225,359	227,398
RAIT Trust
Series 2014-FL3, Class A
1.44%, 12/15/2031 (A) (B)	522,866	522,595
Series 2015-FL4, Class A
1.54%, 12/15/2031 (A) (B)	390,325	389,125
RALI Trust
Series 2003-QS1, Class A6
4.25%, 01/25/2033	16,498	16,492
Series 2003-QS13, Class A5
0.84%, 07/25/2033 (A)	259,873	241,220
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,538,440	1,566,348
Series 2003-QS18, Class A1
5.00%, 09/25/2018	48,011	48,797
Series 2004-QS7, Class A4
5.50%, 05/25/2034	335,282	344,692
RAMP Trust
Series 2004-SL2, Class A3
7.00%, 10/25/2031	208,618	219,230
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust (continued)
6.50%, 02/26/2036 (B)	$ 411,719	$ 443,303
Series 2010-9, Class 7A5
4.00%, 05/26/2037 (A) (B)	271,121	273,525
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 (B)	178,216	181,816
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	8,399	8,501
RFMSI Trust
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	29,790	30,158
Series 2003-S4, Class A4
5.75%, 03/25/2033	245,855	252,208
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
2.49%, 09/25/2033 (A)	250,799	253,637
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.49%, 12/20/2034 (A)	500,664	486,202
Series 2004-11, Class A3
0.49%, 12/20/2034 (A)	340,406	329,313
Series 2004-12, Class A3
0.76%, 01/20/2035 (A)	229,671	210,606
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1
2.66%, 12/25/2059 (A) (B)	534,000	536,301
Series 2012-3A, Class M2
3.56%, 12/25/2059 (A) (B)	471,000	474,447
Series 2012-3A, Class M3
4.44%, 12/25/2059 (A) (B)	253,000	258,060
Series 2012-3A, Class M4
5.30%, 12/25/2059 (A) (B)	146,000	150,087
Series 2013-3A, Class A
1.87%, 09/25/2057 (A) (B)	610,682	609,139
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1
0.85%, 10/19/2034 (A)	453,699	433,595
Structured Asset Securities Corp.
Series 2003-37A, Class 2A
3.77%, 12/25/2033 (A)	122,962	123,104
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 (A)	422,322	445,956
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-32, Class 1A1
5.49%, 11/25/2033 (A)	83,507	86,478
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	94,452	96,457
Series 2003-35, Class 3A1
0.69%, 12/25/2033 (A)	114,024	113,053
Series 2004-5H, Class A4
5.54%, 12/25/2033	448,842	461,346
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.83%, 09/25/2043 (A)	242,028	233,683
Series 2004-1, Class II2A
1.63%, 03/25/2044 (A)	117,623	114,931
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (B)	1,000,000	1,034,608
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	650,000	679,235

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA
1.73%, 05/10/2063 (A) (B)	$ 5,943,972	$ 415,252
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	229,192	260,392
Series 1998-2, Class 1G
6.75%, 06/15/2028	480,170	549,770
VNDO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 (B)	1,000,000	1,003,574
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.19%, 01/15/2041 (A)	152,082	152,236
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC
0.07%, 03/15/2045 (A) (B)	95,150,815	48,146
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1
2.56%, 06/25/2033	502,096	502,458
Series 2003-AR7, Class A7
2.41%, 08/25/2033 (A)	185,767	186,248
Series 2003-AR8, Class A
2.39%, 08/25/2033 (A)	69,754	71,398
Series 2003-AR9, Class 1A6
2.41%, 09/25/2033 (A)	326,646	329,835
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	348,138	360,577
Series 2003-S4, Class 2A10
16.94%, 06/25/2033 (A)	15,891	17,685
Series 2003-S9, Class A8
5.25%, 10/25/2033	191,317	196,321
Series 2004-AR3, Class A1
2.46%, 06/25/2034	45,371	45,832
Series 2004-AR3, Class A2
2.46%, 06/25/2034 (A)	466,668	471,412
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	170,518	174,833
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	202,124	210,982
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	362,293	378,896
Washington Mutual MSC Mortgage Pass- Through Certificates Trust
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	213,473	226,883
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	85,224	92,846
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 (A) (B)	201,639	198,614
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1
2.49%, 11/25/2033 (A)	23,582	23,674
Series 2004-4, Class A9
5.50%, 05/25/2034	267,236	274,761
Series 2004-EE, Class 2A1
2.70%, 12/25/2034 (A)	210,463	211,615
Series 2004-EE, Class 2A2
2.70%, 12/25/2034 (A)	52,616	53,496
Series 2004-EE, Class 3A1
2.61%, 12/25/2034 (A)	55,992	56,409

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-EE, Class 3A2
2.61%, 12/25/2034 (A)	$ 83,987	$ 84,614
Series 2004-I, Class 1A1
2.63%, 07/25/2034 (A)	802,957	809,909
Series 2004-P, Class 2A1
2.67%, 09/25/2034 (A)	1,296,637	1,301,293
Series 2004-R, Class 2A1
2.63%, 09/25/2034 (A)	645,296	653,389
Series 2004-U, Class A1
2.62%, 10/25/2034 (A)	906,400	903,326
Series 2004-V, Class 1A1
2.70%, 10/25/2034 (A)	128,203	129,240
Series 2004-V, Class 1A2
2.70%, 10/25/2034 (A)	57,233	57,986
Series 2004-W, Class A9
2.62%, 11/25/2034 (A)	199,050	201,979
Series 2005-AR3, Class 1A1
2.72%, 03/25/2035 (A)	955,450	962,436
Series 2005-AR8, Class 2A1
2.64%, 06/25/2035 (A)	289,889	291,305
Series 2005-AR9, Class 2A1
2.64%, 10/25/2033 (A)	113,551	114,336
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (B)	501,631	501,631
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 (B)	550,000	600,909

Total Mortgage-Backed Securities (Cost $79,931,949)		81,392,865

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.1%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	520,000	735,472

Illinois - 0.0% (F)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	85,000	80,721

New York - 0.2%
New York State Dormitory Authority, Revenue Bonds
5.60%, 03/15/2040	280,000	343,739
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	793,608
5.65%, 11/01/2040	655,000	773,162

		1,910,509

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds
Series B
7.50%, 02/15/2050	640,000	893,997
Ohio State University, Revenue Bonds
Series A
4.80%, 06/01/2111	1,370,000	1,326,119

		2,220,116

Total Municipal Government Obligations (Cost $4,520,519)		4,946,818

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.9%
Federal Home Loan Mortgage Corp.
1.93%, 04/01/2037 (A)	45,052	47,450
1.94%, 05/01/2037 (A)	172,028	180,789
2.10%, 10/01/2036 (A)	191,542	202,089

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
2.14%, 12/01/2036 (A)	$ 443,088	$ 470,499
2.21%, 12/01/2036 (A)	395,651	422,327
2.24%, 11/01/2036 (A)	142,888	152,479
2.28%, 02/01/2037 (A)	52,486	55,988
2.33%, 09/01/2037 (A)	58,340	62,094
2.37%, 06/01/2037 (A)	81,177	86,734
2.38%, 01/01/2035 - 11/01/2036 (A)	1,028,292	1,096,268
2.39%, 05/01/2037 (A)	120,402	128,804
2.48%, 10/01/2037 (A)	90,031	96,617
2.49%, 04/01/2037 (A)	8,099	8,378
2.51%, 05/01/2038 (A)	95,918	102,755
2.54%, 02/01/2036 (A)	868,689	928,570
2.61%, 11/01/2036 (A)	41,153	44,424
2.63%, 12/01/2031 (A)	643,817	690,475
2.64%, 05/01/2037 (A)	179,901	193,273
2.70%, 04/01/2037 (A)	91,389	99,010
2.73%, 03/01/2037 (A)	248,347	268,204
2.82%, 05/01/2037 (A)	567,615	607,570
2.94%, 05/01/2036 (A)	83,679	89,736
3.08%, 03/01/2036 (A)	602,227	640,820
3.45%, 07/01/2036 (A)	438,854	456,692
3.50%, 06/01/2042 - 07/15/2042	4,148,174	4,264,793
4.50%, 05/01/2041	16,723,512	18,254,939
5.00%, 10/01/2018 - 08/01/2040	834,954	915,792
5.50%, 02/01/2018 - 12/01/2035	2,598,849	2,839,002
6.00%, 05/01/2017 - 06/01/2037	632,798	692,751
6.49%, 10/01/2037 (A)	198,516	205,624
6.50%, 05/01/2035 - 03/01/2038	2,081,659	2,423,311
7.50%, 02/01/2038 - 09/01/2038	96,798	112,047
8.50%, 09/01/2015	607	606
10.00%, 03/17/2026 - 10/01/2030	404,760	445,766
11.00%, 02/17/2021	35,697	38,017
Federal Home Loan Mortgage Corp. REMIC
0.44%, 08/15/2023 (A)	439,225	441,472
0.49%, 06/15/2024 - 03/15/2036 (A)	231,902	232,128
0.58%, 07/15/2037 (A)	1,700,417	1,697,604
0.59%, 02/15/2033 (A)	662,309	664,770
1.39%, 07/15/2039 (A)	134,731	137,593
4.00%, 11/15/2041 - 12/15/2041	2,189,804	2,343,717
4.50%, 06/15/2025	2,000,000	2,252,454
5.00%, 07/15/2033 - 07/15/2041	6,365,979	7,275,414
5.30%, 01/15/2033	819,202	898,623
5.50%, 02/15/2022 - 01/15/2039	5,069,408	5,677,238
5.50%, 05/15/2041 (A)	2,508,646	2,729,073
5.70%, 10/15/2038 (A)	441,826	494,783
6.00%, 05/15/2034 - 06/15/2038	3,359,951	3,758,998
6.25%, 10/15/2023	404,698	450,965
6.50%, 08/15/2021 - 06/15/2032	2,540,063	2,877,455
6.67%, 11/15/2021 (A)	370,436	392,193
7.00%, 12/15/2036	1,151,606	1,355,852
7.21%, 11/15/2046 (A)	1,414,030	1,665,747
7.50%, 11/15/2036 - 12/15/2036	1,405,738	1,692,523
8.00%, 06/15/2035 (A)	26,696	31,521
8.80%, 11/15/2033 (A)	164,315	182,412
14.51%, 06/15/2033 (A)	61,318	79,786
16.88%, 02/15/2040 (A)	500,000	718,726
16.98%, 02/15/2038 (A)	29,391	38,011
19.66%, 07/15/2035 (A)	56,710	78,755
20.44%, 08/15/2031 (A)	76,909	118,176
21.25%, 05/15/2035 (A)	81,921	110,039

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
23.91%, 06/15/2035 (A)	$ 101,389	$ 149,633
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.82%, 01/15/2040 (A)	1,711,747	135,200
3.50%, 09/15/2024	475,138	19,749
4.00%, 11/15/2029 - 10/15/2037	5,091,521	310,671
4.50%, 12/15/2024 - 07/15/2037	2,352,063	163,094
5.00%, 04/15/2032 - 08/15/2040	3,817,139	425,880
5.81%, 11/15/2037 - 10/15/2040 (A)	2,544,833	416,524
5.86%, 05/15/2038 (A)	460,930	66,429
5.91%, 05/15/2039 (A)	485,347	66,202
6.06%, 12/15/2039 (A)	584,675	69,116
6.15%, 12/15/2039 (A)	1,006,608	231,814
6.21%, 01/15/2037 (A)	206,956	29,937
6.26%, 11/15/2037 (A)	50,759	7,671
6.61%, 09/15/2039 (A)	528,203	86,860
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 01/15/2040	5,769,097	5,293,059
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
3.03%, 10/25/2037 (A)	655,909	661,089
5.23%, 05/25/2043	1,233,059	1,360,011
6.50%, 02/25/2043	388,317	458,301
6.50%, 09/25/2043 (A)	176,505	210,662
7.00%, 02/25/2043 - 07/25/2043	459,563	548,235
7.50%, 02/25/2042 - 09/25/2043	607,942	723,581
Federal Home Loan Mortgage Corp., Interest Only STRIPS
7.51%, 08/15/2036 (A)	957,875	196,165
Federal National Mortgage Association
0.41%, 03/25/2045 - 02/25/2046 (A)	303,643	304,007
0.59%, 05/25/2042 (A)	404,674	406,847
0.74%, 08/25/2042 (A)	1,616,306	1,645,168
1.71%, 07/01/2037 (A)	171,790	180,163
1.75%, 09/01/2036 (A)	98,817	103,665
1.81%, 02/01/2037 (A)	150,254	158,059
1.86%, 02/01/2037 (A)	73,034	76,572
1.96%, 09/01/2037 (A)	59,249	63,719
2.01%, 11/01/2037 (A)	126,120	133,741
2.03%, 08/01/2019	2,233,000	2,258,131
2.14%, 09/01/2036 (A)	243,037	258,847
2.16%, 10/01/2036 (A)	149,582	159,830
2.30%, 07/01/2037 (A)	112,946	120,119
2.31%, 11/01/2037 (A)	161,632	172,744
2.36%, 04/01/2036 - 04/01/2037 (A)	174,949	187,780
2.41%, 12/01/2036 (A)	103,415	110,231
2.45%, 09/01/2036 - 11/01/2036 (A)	323,455	345,189
2.46%, 07/01/2037 (A)	123,660	132,402
2.48%, 05/01/2036 (A)	189,065	201,772
2.50%, 09/01/2037 (A)	3,553	3,636
2.55%, 12/01/2036 (A)	435,360	465,124
2.58%, 06/01/2036 (A)	155,100	165,197
2.67%, 11/01/2036 (A)	69,884	74,586
2.88%, 03/01/2036 (A)	817,323	870,917
2.92%, 01/01/2025	2,510,000	2,534,875
2.97%, 03/01/2036 (A)	230,134	247,412
2.99%, 01/01/2025	1,000,000	1,016,956
3.01%, 08/01/2037 (A)	157,358	168,531
3.11%, 03/01/2027	2,000,000	2,037,338
3.12%, 01/01/2022	2,000,000	2,095,938
3.17%, 02/01/2030	1,000,000	994,769
3.29%, 08/01/2026	2,000,000	2,059,878
3.32%, 05/01/2024	1,000,000	1,046,555
3.89%, 07/01/2021	6,000,000	6,518,024

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.95%, 07/01/2021	$ 7,000,000	$ 7,626,912
4.00%, 04/01/2020	52,261	53,760
4.05%, 01/01/2021	6,065,000	6,595,341
4.25%, 04/01/2021	2,500,000	2,760,034
4.26%, 07/01/2021	2,500,000	2,772,586
4.34%, 06/01/2021	7,000,000	7,739,311
4.45%, 07/01/2026	1,422,249	1,615,865
4.48%, 06/01/2021	2,180,000	2,446,714
4.50%, 08/01/2021	3,000,000	3,360,316
4.55%, 06/25/2043	173,476	188,771
5.00%, 04/01/2022 - 08/01/2040	2,113,631	2,340,175
5.24%, 05/01/2017	5,753,302	6,096,453
5.50%, 01/01/2018 - 07/01/2037	3,623,855	4,060,815
6.00%, 03/01/2019 - 11/01/2037	8,617,283	9,587,676
6.22%, 08/01/2036 (A)	36,486	39,178
6.50%, 06/01/2023 - 07/25/2042	3,776,007	4,293,509
7.00%, 12/25/2033 - 02/25/2044	2,006,256	2,340,337
7.50%, 10/01/2037 - 12/25/2045	1,402,934	1,666,824
8.00%, 10/01/2031	138,472	161,981
Federal National Mortgage Association REMIC
0.39%, 10/27/2037 (A)	1,360,683	1,345,081
0.43%, 10/25/2046 (A)	298,977	299,031
0.44%, 06/27/2036 (A)	897,372	896,545
0.48%, 07/25/2036 (A)	249,123	250,243
0.59%, 06/25/2037 (A)	85,653	86,194
0.74%, 08/25/2041 (A)	866,185	878,446
0.79%, 04/25/2040 (A)	927,873	934,536
2.38%, 12/25/2039 (A)	587,556	611,749
4.50%, 02/25/2039 - 10/25/2039	893,389	960,853
5.00%, 01/25/2018 - 09/25/2040	2,584,553	2,713,722
5.50%, 08/25/2025 - 10/25/2040	14,706,146	16,499,867
5.61%, 01/25/2032 (D)	146,022	160,432
5.75%, 08/25/2034	1,000,000	1,122,132
5.84%, 05/25/2051 (A)	537,547	590,163
5.95%, 06/25/2040 (A)	356,754	412,361
6.00%, 03/25/2029 - 12/25/2049	6,677,598	7,519,880
6.20%, 02/25/2040 (A)	422,050	477,548
6.25%, 09/25/2038	108,692	122,935
6.44%, 03/25/2040 (A)	435,994	491,887
6.46%, 12/25/2042 (A)	176,655	205,661
6.50%, 04/18/2028 - 11/25/2041	1,598,219	1,847,423
6.75%, 04/25/2037	169,774	188,560
7.00%, 03/25/2038 - 11/25/2041	4,651,571	5,475,453
7.50%, 05/17/2024	211,341	243,270
8.00%, 02/25/2023	981,947	1,105,261
12.28%, 03/25/2040 (A)	588,443	707,381
15.82%, 01/25/2034 (A)	45,569	59,123
16.40%, 08/25/2035 - 10/25/2035 (A)	174,956	232,111
17.03%, 04/25/2040 (A)	398,462	502,190
17.35%, 09/25/2024 (A)	247,645	329,858
19.00%, 05/25/2034 (A)	230,422	325,551
19.61%, 05/25/2035 (A)	370,721	516,336
22.03%, 04/25/2037 (A)	173,480	247,962
23.87%, 11/25/2035 (A)	177,199	257,437
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.64%, 10/25/2016 (A)	169,488	937
1.45%, 01/25/2038 (A)	189,550	13,510
1.83%, 04/25/2041 (A)	1,253,860	100,177
3.00%, 01/25/2021	1,284,563	69,932
4.25%, 11/25/2040 (A)	2,418,898	208,466
4.81%, 07/25/2040 (A)	2,833,330	365,706
5.00%, 07/25/2039	180,693	29,884
5.50%, 10/25/2039	280,601	47,827

The notes are an integral part of this report. Transamerica Funds	Page 19	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
5.71%, 10/25/2039 (A)	$ 164,155	$ 21,331
5.81%, 02/25/2038 - 06/25/2039 (A)	2,036,023	252,104
5.99%, 12/25/2039 (A)	51,341	6,416
6.06%, 01/25/2040 (A)	690,376	105,764
6.16%, 12/25/2037 (A)	1,305,269	195,438
6.21%, 07/25/2037 - 05/25/2040 (A)	1,656,301	255,727
6.23%, 04/25/2040 (A)	361,724	62,277
6.26%, 10/25/2037 - 12/25/2037 (A)	647,816	99,857
6.43%, 07/25/2037 (A)	513,883	86,104
6.46%, 10/25/2026 - 03/25/2039 (A)	1,505,761	227,204
6.51%, 03/25/2036 (A)	2,170,255	422,032
6.80%, 03/25/2038 (A)	316,688	50,241
6.91%, 02/25/2040 (A)	326,646	43,691
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	7,001,935	6,373,343
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	1,080,167	1,009,774
Financing Corp., Principal Only STRIPS
09/26/2019	500,000	465,815
Government National Mortgage Association
0.39%, 04/16/2037 (A)	111,865	112,019
0.63%, 03/20/2060 (A)	564,722	566,643
0.71%, 10/20/2062 (A)	1,684,719	1,684,382
0.83%, 05/20/2061 - 02/20/2064 (A)	4,238,462	4,268,609
0.88%, 05/20/2061 (A)	1,548,920	1,558,675
5.50%, 01/16/2033 - 09/20/2039	6,612,134	7,525,750
5.75%, 02/20/2036 - 10/20/2037	1,412,311	1,565,302
5.82%, 10/20/2033 (A)	442,102	503,578
6.00%, 11/20/2033 - 08/20/2038	1,227,126	1,424,693
6.13%, 06/16/2031	1,584,000	1,870,002
6.50%, 04/20/2028 - 12/15/2035	1,928,959	2,261,765
7.00%, 09/15/2031 - 10/16/2040	1,619,313	1,892,087
7.00%, 09/20/2034 (A)	26,644	30,918
7.46%, 03/17/2033 (A)	79,923	86,407
7.50%, 09/16/2035 - 10/15/2037	391,309	449,619
8.81%, 04/20/2034 (A)	89,277	95,368
14.36%, 11/17/2032 (A)	44,938	60,508
16.96%, 02/20/2034 (A)	73,387	107,764
22.62%, 04/20/2037 (A)	273,932	387,172
Government National Mortgage Association, Interest Only STRIPS
4.00%, 09/16/2037	2,309,717	143,945
5.64%, 02/20/2038 (A)	141,709	21,234
5.71%, 09/20/2038 (A)	990,829	147,614
5.76%, 02/20/2039 - 06/20/2039 (A)	429,965	61,410
5.81%, 02/20/2038 (A)	1,463,004	243,443
5.85%, 02/20/2039 (A)	138,365	20,274
5.86%, 08/16/2039 (A)	699,170	110,806
5.90%, 09/20/2039 (A)	954,267	143,254
5.91%, 11/20/2034 - 07/16/2039 (A)	1,381,561	190,530
5.96%, 07/20/2038 (A)	1,003,366	180,380
6.01%, 03/20/2037 - 06/20/2038 (A)	373,596	58,080
6.11%, 03/20/2039 (A)	98,344	8,422
6.21%, 12/20/2038 - 11/16/2039 (A)	1,485,627	191,268
6.36%, 11/16/2033 - 11/20/2037 (A)	246,134	43,675
6.41%, 05/20/2041 (A)	594,874	122,256
6.46%, 09/20/2033 (A)	9,351	15
6.49%, 07/20/2037 (A)	616,146	110,708
6.50%, 03/20/2039	88,979	20,423
6.51%, 06/20/2037 (A)	1,091,666	194,329
7.11%, 12/20/2038 (A)	678,334	129,963
7.41%, 09/20/2038 (A)	77,546	16,035
7.51%, 04/16/2038 (A)	52,707	12,503

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	$ 2,467,475	$ 2,206,723
Government Trust Certificate
Series 2001-Z
Zero Coupon, 04/01/2016 - 04/01/2020	15,890,000	14,646,688
National Credit Union Administration Guaranteed Notes Trust
2.40%, 12/08/2020	202,215	204,191
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	5,290,000	4,859,252
Tennessee Valley Authority
4.63%, 09/15/2060	236,000	260,087
5.25%, 09/15/2039	40,000	49,797
5.88%, 04/01/2036	2,325,000	3,081,243
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 11/01/2025	2,500,000	1,917,182

Total U.S. Government Agency Obligations (Cost $288,127,390)		295,393,614

U.S. GOVERNMENT OBLIGATIONS - 23.4%
U.S. Treasury Bond
3.50%, 02/15/2039	1,000,000	1,115,078
4.25%, 05/15/2039	100,000	124,586
4.38%, 02/15/2038	1,300,000	1,650,696
4.50%, 08/15/2039	200,000	258,281
5.00%, 05/15/2037	1,240,000	1,711,878
5.25%, 02/15/2029	200,000	266,297
5.50%, 08/15/2028	300,000	405,938
6.13%, 11/15/2027 - 08/15/2029	506,000	718,109
6.38%, 08/15/2027	50,000	71,512
6.63%, 02/15/2027 (E)	150,000	216,633
U.S. Treasury Bond, Principal Only STRIPS 02/15/2033	400,000	244,556
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,768,600	3,419,653
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 01/15/2022	2,912,788	2,887,006
1.13%, 01/15/2021	2,173,840	2,279,984
U.S. Treasury Note
0.75%, 12/31/2017	600,000	599,110
1.50%, 08/31/2018	5,000,000	5,069,530
1.75%, 05/15/2023	600,000	586,687
2.00%, 10/31/2021 - 02/15/2023	2,400,000	2,417,078
2.13%, 01/31/2021	1,000,000	1,021,875
2.38%, 08/15/2024	400,000	406,500
2.63%, 08/15/2020	1,500,000	1,574,413
2.88%, 03/31/2018	7,000,000	7,364,217
3.13%, 01/31/2017 - 04/30/2017	10,000,000	10,410,940
3.25%, 12/31/2016 - 03/31/2017	10,000,000	10,412,500
U.S. Treasury, Principal Only STRIPS
11/15/2017 - 08/15/2039	193,432,000	157,467,423
11/15/2027 - 11/15/2028 (E)	5,020,000	3,615,022

Total U.S. Government Obligations (Cost $205,974,073)		216,315,502

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (G)	14,655,169	14,655,169

Total Securities Lending Collateral (Cost $14,655,169)		14,655,169

The notes are an integral part of this report. Transamerica Funds	Page 20	July 31, 2015 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 5.5%

State Street Bank & Trust Co. 0.01% (G), dated 07/31/2015, to be repurchased at $51,102,681 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.50%, due 12/15/2027- 04/01/2028, and with a total value of $52,126,970.

$ 51,102,639	$ 51,102,639

Total Repurchase Agreement (Cost $51,102,639)	51,102,639

Total Investments (Cost $910,921,199) (H)	937,449,095
Net Other Assets (Liabilities) - (1.3)%	(12,279,280)

Net Assets - 100.0%	$ 925,169,815

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$79,865,864	$—	$79,865,864
Corporate Debt Securities	—	185,933,424	—	185,933,424
Foreign Government Obligations	—	7,843,200	—	7,843,200
Mortgage-Backed Securities	—	81,392,865	—	81,392,865
Municipal Government Obligations	—	4,946,818	—	4,946,818
U.S. Government Agency Obligations	—	295,393,614	—	295,393,614
U.S. Government Obligations	—	216,315,502	—	216,315,502
Securities Lending Collateral	14,655,169	—	—	14,655,169
Repurchase Agreement	—	51,102,639	—	51,102,639

Total Investments	$14,655,169	$922,793,926	$—	$937,449,095

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $129,748,743, representing 14.0% of the Fund’s net assets.

(C)	Illiquid security. Total aggregate value of illiquid securities is $3,361,759, representing 0.4% of the Fund’s net assets.
(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2015; the maturity date disclosed is the ultimate maturity date.
(E)

All or a portion of the security is on loan. The value of all securities on loan is $14,352,414. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rate disclosed reflects the yield at July 31, 2015.
(H)

Aggregate cost for federal income tax purposes is $910,921,199. Aggregate gross unrealized appreciation and depreciation for all securities is $32,182,087 and $5,654,191, respectively. Net unrealized appreciation for tax purposes is $26,527,896.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 21	July 31, 2015 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Argentina - 1.0%
MercadoLibre, Inc. (A)	31,606	$ 4,130,588

Brazil - 4.8%
B2W Cia Digital (B)	143,632	755,086
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,297,446	3,956,055
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Class A	349,700	949,842
Diagnosticos da America SA	420,500	1,252,676
Embraer SA, ADR	159,510	4,442,353
Estacio Participacoes SA	490,900	2,035,888
Kroton Educacional SA	1,198,091	3,359,183
Natura Cosmeticos SA	81,100	603,048
Sul America SA	311,066	1,569,889

		18,924,020

Canada - 0.3%
First Quantum Minerals, Ltd. (A)	157,188	1,255,966

China - 20.5%
Alibaba Group Holding, Ltd., ADR (B)	120,900	9,471,306
Baidu, Inc., ADR (B)	53,280	9,199,325
China Life Insurance Co., Ltd., Class H	901,000	3,312,372
China Lodging Group, Ltd., ADR (B)	2,164	50,118
China Oilfield Services, Ltd., Class H (A)	840,000	1,032,623
China Pacific Insurance Group Co., Ltd., Class H	699,600	2,932,936
Ctrip.com International, Ltd., ADR (B)	85,920	6,150,154
Homeinns Hotel Group, ADR (B)	78,430	2,281,529
JD.com, Inc., ADR (B)	258,442	8,536,339
New Oriental Education & Technology Group, Inc., ADR (B)	174,500	3,908,800
People’s Insurance Co. Group of China, Ltd., Class H	1,850,000	961,715
PICC Property & Casualty Co., Ltd., Class H	1,054,000	2,180,793
Qunar Cayman Islands, Ltd., ADR (A) (B)	51,200	2,138,112
Sinopharm Group Co., Ltd., Class H (C)	1,170,200	4,505,820
SOHO China, Ltd.	2,051,000	1,293,731
Tencent Holdings, Ltd.	720,925	13,428,475
Tingyi Cayman Islands Holding Corp.	2,331,000	4,486,219
Tsingtao Brewery Co., Ltd., Class H (A)	242,000	1,292,365
Want Want China Holdings, Ltd. (A)	3,076,000	3,194,123
WuXi PharmaTech Cayman, Inc., ADR (B)	27,243	1,130,584

		81,487,439

Colombia - 2.6%
Almacenes Exito SA, GDR (D) (E)	124,164	937,545
Almacenes Exito SA	183,078	1,354,014
Bancolombia SA, ADR (A)	46,940	1,811,884
Grupo Aval Acciones y Valores SA, ADR	401,990	3,477,214
Grupo de Inversiones Suramericana SA	206,533	2,653,375

		10,234,032

Egypt - 0.6%
Commercial International Bank Egypt SAE	333,090	2,382,238

France - 3.0%
Casino Guichard Perrachon SA	530	39,354
Kering	19,767	3,812,122
LVMH Moet Hennessy Louis Vuitton SE	25,890	4,853,634
Pernod Ricard SA	27,360	3,276,749

		11,981,859

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 7.8%
AIA Group, Ltd.	1,098,200	$ 7,168,056
Galaxy Entertainment Group, Ltd.	541,000	2,491,351
Hang Lung Group, Ltd.	459,750	2,078,639
Hang Lung Properties, Ltd.	1,832,549	5,259,628
Hong Kong Exchanges and Clearing, Ltd.	163,996	4,459,368
Jardine Strategic Holdings, Ltd.	136,977	4,120,268
Melco Crown Entertainment, Ltd., ADR (A)	250,700	5,171,941

		30,749,251

India - 16.6%
Ambuja Cements, Ltd.	515,187	1,871,743
Apollo Hospitals Enterprise, Ltd.	141,115	3,003,070
Cipla, Ltd.	217,318	2,403,038
Divi’s Laboratories, Ltd.	8,825	270,456
Dr. Reddy’s Laboratories, Ltd.	86,070	5,484,902
Glenmark Pharmaceuticals, Ltd. (B)	80,059	1,257,231
Housing Development Finance Corp.	758,642	15,819,289
ICICI Bank, Ltd., ADR	576,616	5,806,523
Infosys, Ltd.	681,362	11,460,847
Kotak Mahindra Bank, Ltd.	106,994	1,161,415
Larsen & Toubro, Ltd.	47,813	1,334,805
Lupin, Ltd.	28,171	746,056
Sun Pharmaceuticals Industries, Ltd.	168,765	2,163,580
Tata Consultancy Services, Ltd.	128,164	5,020,064
Ultratech Cement, Ltd.	45,318	2,222,390
Zee Entertainment Enterprises, Ltd.	900,837	5,619,852

		65,645,261

Indonesia - 2.4%
Astra International Tbk PT	11,710,500	5,756,779
Indocement Tunggal Prakarsa Tbk PT	1,199,500	1,775,641
Semen Indonesia Persero Tbk PT	1,866,500	1,393,580
Sumber Alfaria Trijaya Tbk PT	16,400	721
Unilever Indonesia Tbk PT	150,500	445,020

		9,371,741

Italy - 1.7%
Prada SpA (A)	1,474,600	6,790,658

Korea, Republic of - 1.0%
NAVER Corp.	8,821	3,942,557

Luxembourg - 0.9%
Tenaris SA, ADR (A)	137,230	3,451,334

Malaysia - 1.8%
Genting Bhd	2,568,200	5,466,113
Genting Malaysia Bhd, Class B	1,411,800	1,576,254

		7,042,367

Mexico - 6.6%
America Movil SAB de CV, Series L, ADR	170,220	3,298,864
Fomento Economico Mexicano SAB de CV (A)	463,193	4,202,874
Grupo Aeroportuario del Sureste SAB de CV, Class B (A)	96,636	1,444,697
Grupo Financiero Banorte SAB de CV, Class O (A)	1,172,146	6,192,277
Grupo Financiero Inbursa SAB de CV, Class O (A)	1,700,297	3,851,720
Grupo Televisa SAB, ADR	161,230	5,620,478
Wal-Mart de Mexico SAB de CV	708,954	1,718,650

		26,329,560

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Philippines - 2.6%
Jollibee Foods Corp.	540,830	$ 2,246,806
SM Investments Corp.	216,032	4,218,139
SM Prime Holdings, Inc.	8,551,163	4,010,549

		10,475,494

Russian Federation - 7.3%
Alrosa PAO (B) (E)	2,466,492	2,849,494
Magnit OJSC (B) (E)	66,374	13,139,101
NOVATEK OAO, GDR	98,400	9,815,400
Yandex NV, Class A (B)	221,950	3,087,324

		28,891,319

Singapore - 0.3%
Genting Singapore PLC (A)	175,000	112,257
Global Logistic Properties, Ltd., Class L	722,000	1,210,482

		1,322,739

South Africa - 1.1%
MTN Group, Ltd.	271,000	4,520,148

Switzerland - 2.2%
CIE Financiere Richemont SA	52,807	4,557,698
Glencore PLC (B)	1,215,880	3,949,463

		8,507,161

Taiwan - 4.5%
MediaTek, Inc.	603,000	6,341,035
Taiwan Semiconductor Manufacturing Co., Ltd.	2,616,459	11,560,934

		17,901,969

Thailand - 0.9%
Airports of Thailand PCL	112,700	940,099
CP ALL PCL	1,933,300	2,632,952

		3,573,051

Turkey - 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS, Class B	261,974	2,056,198
BIM Birlesik Magazalar AS	110,849	1,880,085
Haci Omer Sabanci Holding AS	1,017,674	3,481,487
Ulker Biskuvi Sanayi AS	100,294	557,370

		7,975,140

United Kingdom - 2.2%
Old Mutual PLC (A)	1,643,159	5,430,761
SABMiller PLC	62,840	3,301,723

		8,732,484

United States - 1.0%
Las Vegas Sands Corp. (A)	67,620	3,789,425

Total Common Stocks (Cost $427,908,827)		379,407,801

	Shares	Value
PREFERRED STOCKS - 2.9%
Brazil - 2.6%
Cia Brasileira de Distribuicao
1.74% (F)	201,300	$ 4,409,381
Lojas Americanas SA
0.62% (F)	1,148,892	5,784,810

		10,194,191

Colombia - 0.3%
Banco Davivienda SA
3.06% (F)	146,131	1,343,593

Total Preferred Stocks (Cost $15,708,865)		11,537,784

WARRANT - 0.0% (G)
Malaysia - 0.0% (G)
Genting Bhd (B)
Exercise Price MYR 7.96
Expires 12/18/2018	572,950	149,061

Total Warrant (Cost $269,962)		149,061

SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (F)	26,086,732	26,086,732

Total Securities Lending Collateral (Cost $26,086,732)		26,086,732

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.01% (F), dated 07/31/2015, to be repurchased at $16,383,088 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $16,711,953.	$ 16,383,074	16,383,074

Total Repurchase Agreement (Cost $16,383,074)		16,383,074

Total Investments (Cost $486,357,460) (H)		433,564,452
Net Other Assets (Liabilities) - (9.3)%		(36,854,555)

Net Assets - 100.0%		$ 396,709,897

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Internet Software & Services	10.0%	$ 43,259,575
Food & Staples Retailing	6.0	26,111,803
Insurance	5.4	23,556,522
Hotels, Restaurants & Leisure	5.4	23,334,855
Banks	5.2	22,549,650
Textiles, Apparel & Luxury Goods	4.6	20,014,112
Semiconductors & Semiconductor Equipment	4.1	17,901,969
Internet & Catalog Retail	4.1	17,579,691
IT Services	3.8	16,480,911
Thrifts & Mortgage Finance	3.7	15,819,289
Diversified Financial Services	3.4	14,550,285
Beverages	3.3	14,129,909
Real Estate Management & Development	3.2	13,853,029
Pharmaceuticals	2.8	12,054,807
Media	2.6	11,240,330
Oil, Gas & Consumable Fuels	2.3	9,815,400
Diversified Consumer Services	2.1	9,303,871
Health Care Providers & Services	2.0	8,761,566
Industrial Conglomerates	1.9	8,338,407
Food Products	1.9	8,237,712
Metals & Mining	1.9	8,054,923
Wireless Telecommunication Services	1.8	7,819,012
Construction Materials	1.7	7,263,354
Multiline Retail	1.3	5,784,810
Automobiles	1.3	5,756,779
Energy Equipment & Services	1.0	4,483,957
Aerospace & Defense	1.0	4,442,353
Capital Markets	0.8	3,477,214
Transportation Infrastructure	0.6	2,384,796
Life Sciences Tools & Services	0.3	1,401,040
Construction & Engineering	0.3	1,334,805
Household Durables	0.2	949,842
Personal Products	0.1	603,048
Household Products	0.1	445,020

Investments, at Value	90.2	391,094,646
Short-Term Investments	9.8	42,469,806

Total Investments	100.0%	$ 433,564,452

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$124,109,435	$255,298,366	$—	$379,407,801
Preferred Stocks	11,537,784	—	—	11,537,784
Warrant	—	149,061	—	149,061
Securities Lending Collateral	26,086,732	—	—	26,086,732
Repurchase Agreement	—	16,383,074	—	16,383,074

Total Investments	$161,733,951	$271,830,501	$—	$433,564,452

Transfers
Investments	Transfers from Level 1 to Level 2 (J)	Transfers from Level 2 to Level 1 (K)	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks	$937,545	$1,569,889	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $24,932,049. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Illiquid security. Total aggregate value of illiquid securities is $4,505,820, representing 1.1% of the Fund’s net assets.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $937,545, representing 0.2% of the Fund’s net assets.

(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $16,926,140, representing 4.3% of the Fund’s net assets.
(F)	Rate disclosed reflects the yield at July 31, 2015.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)

Aggregate cost for federal income tax purposes is $486,357,460. Aggregate gross unrealized appreciation and depreciation for all securities is $16,986,941 and $69,779,949, respectively. Net unrealized depreciation for tax purposes is $52,793,008.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Transferred from Level 1 to 2 due to other observable quoted prices using similar instruments.
(K)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on October 31, 2014.

CURRENCY ABBREVIATION:

MYR	Malaysian Ringgit
PORTFOLIO ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 10.0%
General Dynamics Corp.	147,345	$ 21,970,613
Honeywell International, Inc.	380,252	39,945,473
Raytheon Co.	220,013	24,001,218
United Technologies Corp.	94,000	9,429,140

		95,346,444

Airlines - 2.0%
Southwest Airlines Co.	515,996	18,679,055

Banks - 6.3%
PNC Financial Services Group, Inc.	138,028	13,551,589
Wells Fargo & Co.	810,929	46,928,461

		60,480,050

Capital Markets - 5.1%
Ameriprise Financial, Inc.	84,929	10,673,028
State Street Corp.	490,881	37,581,849

		48,254,877

Construction Materials - 2.5%
CRH PLC, ADR	798,796	23,732,229

Consumer Finance - 3.1%
American Express Co.	386,664	29,409,664

Diversified Financial Services - 9.0%
Bank of America Corp.	2,418,971	43,251,202
JPMorgan Chase & Co.	624,872	42,822,478

		86,073,680

Diversified Telecommunication Services - 6.0%
AT&T, Inc.	800,937	27,824,552
Verizon Communications, Inc.	623,532	29,175,062

		56,999,614

Electric Utilities - 1.6%
Entergy Corp., Class B	208,670	14,819,743

Food & Staples Retailing - 2.9%
Wal-Mart Stores, Inc.	382,389	27,524,360

Health Care Equipment & Supplies - 4.6%
Medtronic PLC	553,048	43,353,433

Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	229,085	19,467,643

Household Durables - 2.9%
Lennar Corp., Class A (A)	341,279	18,101,438
Whirlpool Corp.	53,600	9,526,328

		27,627,766

Industrial Conglomerates - 1.0%
General Electric Co.	371,084	9,685,292

Insurance - 1.7%
Loews Corp.	415,822	15,846,977

IT Services - 2.0%
International Business Machines Corp.	118,400	19,179,616

Machinery - 2.0%
Stanley Black & Decker, Inc.	178,358	18,814,986

Metals & Mining - 0.7%
Rio Tinto PLC, ADR (A)	165,654	6,397,558

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 3.8%
Target Corp.	447,120	$ 36,596,772

Oil, Gas & Consumable Fuels - 9.3%
BP PLC, ADR	695,034	25,695,407
ConocoPhillips	446,401	22,471,826
Occidental Petroleum Corp.	286,430	20,107,386
Phillips 66	260,484	20,708,478

		88,983,097

Paper & Forest Products - 0.9%
International Paper Co.	180,328	8,632,301

Pharmaceuticals - 11.2%
Johnson & Johnson	349,429	35,016,280
Merck & Co., Inc.	564,114	33,260,162
Pfizer, Inc.	1,061,066	38,262,040

		106,538,482

Road & Rail - 0.8%
Norfolk Southern Corp.	87,855	7,408,812

Specialty Retail - 1.3%
Gap, Inc., Class A (A)	352,196	12,848,110

Tobacco - 4.8%
Altria Group, Inc.	390,937	21,259,154
Philip Morris International, Inc.	288,553	24,679,938

		45,939,092

Total Common Stocks (Cost $787,546,795)		928,639,653

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	32,342,994	32,342,994

Total Securities Lending Collateral (Cost $32,342,994)		32,342,994

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $20,880,665 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031 and with a value of $21,298,637.	$ 20,880,647	20,880,647

Total Repurchase Agreement (Cost $20,880,647)		20,880,647

Total Investments (Cost $840,770,436) (C)		981,863,294
Net Other Assets (Liabilities) - (3.1)%		(29,918,181)

Net Assets - 100.0%		$ 951,945,113

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$928,639,653	$—	$—	$928,639,653
Securities Lending Collateral	32,342,994	—	—	32,342,994
Repurchase Agreement	—	20,880,647	—	20,880,647

Total Investments	$960,982,647	$20,880,647	$—	$981,863,294

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $31,642,847. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $840,770,436. Aggregate gross unrealized appreciation and depreciation for all securities is $160,836,301 and $19,743,443, respectively. Net unrealized appreciation for tax purposes is $141,092,858.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Dynamic Allocation

(formerly, Transamerica Tactical Rotation)

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
Capital Markets - 98.0%
iShares Floating Rate Bond ETF (A)	26,605	$ 1,347,011
iShares Intermediate Credit Bond ETF (A)	24,323	2,651,450
iShares International Treasury Bond ETF	53,260	4,785,944
iShares MSCI ACWI ETF (A)	160,474	9,618,812
iShares Russell 1000 Growth ETF	47,614	4,858,057
iShares Russell 1000 Value ETF (A)	47,353	4,873,097
iShares Russell 2000 ETF (A)	23,570	2,898,167
Vanguard Total Bond Market ETF	10,609	867,922

		31,900,460

Growth - Small Cap - 0.9%
Vanguard Small-Cap ETF (A)	2,459	297,834

Total Exchange-Traded Funds (Cost $32,251,161)		32,198,294

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.8%
Put - S&P 500®
Index Value $1,700.00
Expires 06/17/2016	7	22,890
Put - S&P 500®
Index Value $1,725.00
Expires 12/16/2016	3	18,615
Put - S&P 500®
Index Value $1,750.00
Expires 06/17/2016	20	75,660
Put - S&P 500®
Index Value $1,775.00
Expires 06/17/2016	4	17,120
Put - S&P 500®
Index Value $1,800.00
Expires 06/17/2016	17	79,390
Put - S&P 500®
Index Value $1,800.00
Expires 12/16/2016	1	7,280
Put - S&P 500®
Index Value $1,850.00
Expires 06/17/2016	7	38,920

Total Exchange-Traded Options Purchased (Cost $400,937)		259,875

	Shares	Value
SECURITIES LENDING COLLATERAL - 28.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	9,155,316	9,155,316

Total Securities Lending Collateral (Cost $9,155,316)		9,155,316

Principal	Value
REPURCHASE AGREEMENT - 0.3%

State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $110,030 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $113,156.

$ 110,030	$ 110,030

Total Repurchase Agreement (Cost $110,030)	110,030

Total Investments (Cost $41,917,444) (C)	41,723,515
Net Other Assets (Liabilities) - (28.2)%	(9,168,113)

Net Assets - 100.0%	$ 32,555,402

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Dynamic Allocation

(formerly, Transamerica Tactical Rotation)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$32,198,294	$—	$—	$32,198,294
Exchange-Traded Options Purchased	259,875	—	—	259,875
Securities Lending Collateral	9,155,316	—	—	9,155,316
Repurchase Agreement	—	110,030	—	110,030

Total Investments	$41,613,485	$110,030	$—	$41,723,515

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $8,969,317. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $41,917,444. Aggregate gross unrealized appreciation and depreciation for all securities is $236,031 and $429,960, respectively. Net unrealized depreciation for tax purposes is $193,929.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Dynamic Income

(formerly, Transamerica Tactical Income)

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
Capital Markets - 100.0%
Alerian MLP ETF (A)	8,995,583	$ 138,621,934
Global SuperDividend US ETF	1,188,708	31,239,246
iShares 20+ Year Treasury Bond ETF (A)	652,536	79,955,236
iShares Core High Dividend ETF (A)	698,287	52,120,142
iShares Emerging Markets High Yield Bond ETF (A)	364,625	17,367,089
Market Vectors Emerging High Yield Bond ETF	1,716,309	41,157,090
Market Vectors Emerging Markets Local Currency Bond ETF	4,950,070	93,803,826
SPDR Barclays Short Term High Yield Bond ETF (A)	4,862,736	138,198,957
Vanguard Long-Term Bond ETF	1,419,959	127,625,915

Total Exchange-Traded Funds (Cost $759,999,675)		720,089,435

SECURITIES LENDING COLLATERAL - 17.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	122,733,225	122,733,225

Total Securities Lending Collateral (Cost $122,733,225)		122,733,225

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $1,984,972 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $2,027,500.	$ 1,984,970	1,984,970

Total Repurchase Agreement (Cost $1,984,970)		1,984,970

Total Investments (Cost $884,717,870) (C)		844,807,630
Net Other Assets (Liabilities) - (17.3)%		(124,705,956)

Net Assets - 100.0%		$ 720,101,674

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Dynamic Income

(formerly, Transamerica Tactical Income)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Exchange-Traded Funds	$720,089,435	$—	$—	$720,089,435
Securities Lending Collateral	122,733,225	—	—	122,733,225
Repurchase Agreement	—	1,984,970	—	1,984,970

Total Investments	$842,822,660	$1,984,970	$—	$844,807,630

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $120,210,990. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $884,717,870. Aggregate gross unrealized appreciation and depreciation for all securities is $378,471 and $40,288,711, respectively. Net unrealized depreciation for tax purposes is $39,910,240.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.8%
United States - 0.8%
Brazil Loan Trust 1
5.48%, 07/24/2023 (A)	$ 2,906,160	$ 2,833,506
5.48%, 07/24/2023 (B)	3,776,658	3,682,242

Total Asset-Backed Securities (Cost $6,703,299)		6,515,748

CORPORATE DEBT SECURITIES - 36.8%
Argentina - 0.6%
YPF SA
8.50%, 07/28/2025 (A)	5,540,000	5,337,236

Austria - 0.2%
JBS Investments GmbH
7.25%, 04/03/2024 (A) (C)	1,686,000	1,732,365

Barbados - 1.2%
Columbus International, Inc.
7.38%, 03/30/2021 (B)	2,800,000	2,975,000
7.38%, 03/30/2021 (A)	6,295,000	6,688,438

		9,663,438

Bermuda - 1.3%
Digicel Group, Ltd.
7.13%, 04/01/2022 (B) (C)	1,000,000	917,500
7.13%, 04/01/2022 (A)	4,550,000	4,174,625
8.25%, 09/30/2020 (B) (C)	250,000	246,875
8.25%, 09/30/2020 (A)	5,475,000	5,406,563

		10,745,563

Brazil - 1.8%
Banco do Brasil SA
6.25%, 04/15/2024 (B) (C) (D) (E)	4,100,000	2,770,083
9.00%, 06/18/2024 (A) (D) (E)	985,000	844,342
Oi SA
5.75%, 02/10/2022 (A) (C)	10,300,000	8,159,660
Telemar Norte Leste SA
9.50%, 04/23/2019 (A)	3,690,000	3,745,350

		15,519,435

Canada - 0.3%
Pacific Rubiales Energy Corp.
5.63%, 01/19/2025 (A) (C)	1,490,000	941,978
5.63%, 01/19/2025 (B) (C)	3,050,000	1,928,210

		2,870,188

Cayman Islands - 6.1%
Agricola Senior Trust
6.75%, 06/18/2020 (A)	3,690,000	3,826,530
Alibaba Group Holding, Ltd.
3.13%, 11/28/2021 (B) (C)	2,775,000	2,725,788
Braskem Finance, Ltd.
6.45%, 02/03/2024 (C)	1,295,000	1,177,155
7.00%, 05/07/2020 (A) (C)	1,150,000	1,150,538
Dubai Holding Commercial Operations, Ltd. Series MTN
6.00%, 02/01/2017	GBP 3,300,000	5,293,106
Fibria Overseas Finance, Ltd.
5.25%, 05/12/2024	$ 3,470,000	3,491,688
Grupo Aval, Ltd.
4.75%, 09/26/2022 (B) (C)	2,000,000	1,965,000
Lima Metro Line 2 Finance, Ltd.
5.88%, 07/05/2034 (A) (C)	4,145,000	4,217,537
Marfrig Overseas, Ltd.
9.50%, 05/04/2020 (B) (C)	800,000	813,000
9.50%, 05/04/2020 (A)	7,020,000	7,134,075

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Odebrecht Finance, Ltd.
5.25%, 06/27/2029 (B) (C)	$ 3,200,000	$ 2,152,000
5.25%, 06/27/2029 (A)	550,000	369,875
8.25%, 04/25/2018 (A)	BRL 9,620,000	1,938,638
Sable International Finance, Ltd.
6.88%, 08/01/2022	$ 5,425,000	5,425,000
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/2043 (A)	2,290,000	2,268,818
Saudi Electricity Global Sukuk Co. 3
5.50%, 04/08/2044 (A)	1,030,000	1,078,892
Vale Overseas, Ltd.
6.88%, 11/21/2036 (C)	4,700,000	4,383,690
8.25%, 01/17/2034 (C)	1,750,000	1,863,190

		51,274,520

Chile - 0.6%
Cencosud SA
5.15%, 02/12/2025 (A) (C)	4,595,000	4,618,278

Colombia - 2.6%
Banco Davivienda SA
5.88%, 07/09/2022 (A) (C)	5,688,000	5,858,640
Colombia Telecomunicaciones SA ESP
8.50%, 03/30/2020 (A) (C) (D) (E)	5,200,000	5,447,000
Ecopetrol SA
5.38%, 06/26/2026	7,320,000	7,102,230
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024 (A)	COP 10,548,000,000	3,607,379

		22,015,249

Indonesia - 1.1%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A)	$ 7,750,000	7,285,000
5.38%, 05/05/2045 (A)	2,250,000	1,943,685

		9,228,685

Luxembourg - 2.7%
Atento Luxco 1 SA
7.38%, 01/29/2020 (A)	800,000	803,600
7.38%, 01/29/2020 (B)	6,035,000	6,062,157
Evraz Group SA
6.75%, 04/27/2018 (B) (C)	1,690,000	1,637,982
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 (B) (C)	5,630,000	5,574,601
Millicom International Cellular SA
6.63%, 10/15/2021 (B)	3,310,000	3,442,400
Tupy Overseas SA
6.63%, 07/17/2024 (B) (C)	800,000	768,000
6.63%, 07/17/2024 (A)	1,890,000	1,814,400
Wind Acquisition Finance SA
7.38%, 04/23/2021 (A)	2,600,000	2,756,000

		22,859,140

Mauritius - 0.3%
MTN Mauritius Investments, Ltd.
4.76%, 11/11/2024 (A)	2,200,000	2,224,438

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 4.9%
America Movil SAB de CV
6.00%, 06/09/2019	MXN 67,790,000	$ 4,222,439
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/2024 (B) (C)	$ 2,400,000	2,364,000
4.13%, 06/06/2024 (A) (C)	4,740,000	4,668,900
Comision Federal de Electricidad
6.13%, 06/16/2045 (A) (C)	4,555,000	4,629,019
Fermaca Enterprises S de RL de CV
6.38%, 03/30/2038 (A)	3,618,519	3,636,612
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (A)	2,000,000	1,864,500
Petroleos Mexicanos
5.63%, 01/23/2046 (A)	9,735,000	9,173,290
5.63%, 01/23/2046 (B) (C)	3,630,000	3,420,549
7.47%, 11/12/2026	MXN 91,100,000	5,300,620
8.63%, 02/01/2022	$ 1,450,000	1,721,875

		41,001,804

Mongolia - 0.4%
Trade & Development Bank of Mongolia LLC Series MTN
9.38%, 05/19/2020 (A)	3,130,000	3,211,380

Netherlands - 3.4%
Lukoil International Finance BV
3.42%, 04/24/2018 (B) (C)	7,500,000	7,211,880
Marfrig Holding Europe BV
6.88%, 06/24/2019 (A)	950,000	874,000
6.88%, 06/24/2019 (B)	3,400,000	3,128,000
Petrobras Global Finance BV
4.38%, 05/20/2023	2,955,000	2,479,067
6.85%, 06/05/2115	2,655,000	2,145,718
VimpelCom Holdings BV
5.20%, 02/13/2019 (B) (C)	6,950,000	6,811,000
5.95%, 02/13/2023 (A) (C)	5,720,000	5,247,185
5.95%, 02/13/2023 (B) (C)	500,000	458,670

		28,355,520

Norway - 0.1%
Norske Skog Holdings AS
8.00%, 02/24/2021 (A)	EUR 694,000	442,068

Panama - 1.4%
ENA Norte Trust
4.95%, 04/25/2028 (A)	$ 3,654,106	3,791,135
Global Bank Corp.
5.13%, 10/30/2019 (A)	7,520,000	7,773,800

		11,564,935

Paraguay - 0.4%
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022 (A) (C)	3,400,000	3,517,980

Peru - 1.2%
Corp. Financiera de Desarrollo SA
4.75%, 07/15/2025 (A) (C)	4,300,000	4,353,750
5.25%, 07/15/2029 (A) (D)	1,670,000	1,677,849
Telefonica del Peru SAA
8.00%, 04/11/2016 (B)	PEN 13,566,678	4,325,403

		10,357,002

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
South Africa - 1.3%
Eskom Holdings SOC, Ltd.
7.13%, 02/11/2025 (A) (C)	$ 8,900,000	$ 8,994,340
7.13%, 02/11/2025 (B)	1,790,000	1,808,974

		10,803,314

Sri Lanka - 0.4%
National Savings Bank
5.15%, 09/10/2019 (A)	3,450,000	3,350,640

Turkey - 1.0%
Finansbank AS
6.25%, 04/30/2019 (A)	6,200,000	6,355,000
TC Ziraat Bankasi AS
4.25%, 07/03/2019 (A)	2,290,000	2,276,833

		8,631,833

United Kingdom - 0.1%
Vedanta Resources PLC
8.25%, 06/07/2021 (A) (C)	1,058,000	997,165

United States - 1.3%
Braskem America Finance Co.
7.13%, 07/22/2041 (A)	2,295,000	1,868,130
Cemex Finance LLC
9.38%, 10/12/2022 (B)	200,000	223,690
9.38%, 10/12/2022 (A)	5,860,000	6,554,117
Southern Copper Corp.
5.88%, 04/23/2045	2,800,000	2,564,856

		11,210,793

Venezuela - 1.7%
Petroleos de Venezuela SA
5.38%, 04/12/2027 (B)	8,130,000	2,622,331
5.50%, 04/12/2037 (B)	6,000,000	1,920,000
6.00%, 05/16/2024 (B) (C)	12,270,000	4,078,548
8.50%, 11/02/2017 (B) (C)	4,410,000	3,005,415
9.00%, 11/17/2021 (B) (C)	6,190,000	2,468,263

		14,094,557

Virgin Islands, British - 0.4%
Gold Fields Orogen Holdings BVI, Ltd.
4.88%, 10/07/2020 (A)	1,900,000	1,638,750
4.88%, 10/07/2020 (B)	2,250,000	1,940,625

		3,579,375

Total Corporate Debt Securities (Cost $322,437,966)		309,206,901

FOREIGN GOVERNMENT OBLIGATIONS - 57.8%
Argentina - 2.2%
Argentine Republic Government International Bond
2.26%, 12/31/2038 (F)	EUR 4,280,000	2,361,851
7.82%, 12/31/2033 (F)	2,655,880	2,533,355
Provincia de Buenos Aires, Argentina
9.38%, 09/14/2018 (B) (C)	$ 5,995,000	5,890,087
11.75%, 10/05/2015 (B)	7,520,000	7,463,600

		18,248,893

Belarus - 2.3%
Republic of Belarus
8.75%, 08/03/2015 (B)	19,435,000	19,435,000

Brazil - 1.5%
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/2017 - 01/01/2025	BRL 46,461,000	12,180,759

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 0.6%
Export Development Canada Series MTN
6.30%, 09/29/2015 (B) (G) (H)	INR 340,000,000	$ 5,318,297

Cayman Islands - 0.7%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028 (A)	$ 6,000,000	5,580,000

Colombia - 3.3%
Colombia Government International Bond
4.38%, 07/12/2021 (C)	8,605,000	8,949,200
4.38%, 03/21/2023 (C)	COP 19,598,000,000	6,021,962
5.00%, 06/15/2045	$ 4,985,000	4,623,588
5.63%, 02/26/2044	5,075,000	5,151,125
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 (A)	COP 10,104,000,000	3,271,696

		28,017,571

Costa Rica - 2.1%
Costa Rica Government International Bond
4.38%, 04/30/2025 (A)	$ 3,150,000	2,827,125
7.00%, 04/04/2044 (A)	3,460,000	3,304,300
7.16%, 03/12/2045 (A)	7,685,000	7,387,206
10.00%, 08/01/2020 (A)	3,485,000	4,330,113

		17,848,744

Cote d’Ivoire - 0.5%
Ivory Coast Government International Bond
6.38%, 03/03/2028 (A)	4,530,000	4,347,667

Croatia - 2.8%
Croatia Government International Bond
3.88%, 05/30/2022 (B)	EUR 4,559,000	5,132,098
6.00%, 01/26/2024 (A)	$ 1,250,000	1,314,112
6.38%, 03/24/2021 (A)	9,440,000	10,159,800
6.75%, 11/05/2019 (A)	6,380,000	7,018,000

		23,624,010

Ecuador - 1.8%
Ecuador Government International Bond
7.95%, 06/20/2024 (B)	2,630,000	2,202,625
9.38%, 12/15/2015	5,060,000	5,022,050
10.50%, 03/24/2020 (A)	8,025,000	7,663,875

		14,888,550

Egypt - 1.3%
Egypt Government International Bond
5.88%, 06/11/2025 (A)	11,130,000	10,896,270

Gabon - 0.5%
Gabonese Republic
6.95%, 06/16/2025 (A)	4,525,000	4,366,353

Ghana - 0.7%
Republic of Ghana
7.88%, 08/07/2023 (A) (C)	4,025,000	3,763,375
8.13%, 01/18/2026 (A)	2,050,000	1,899,837

		5,663,212

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary - 1.0%
Hungary Government Bond
3.50%, 06/24/2020	HUF 1,626,000,000	$ 5,978,864
Hungary Government International Bond
4.00%, 03/25/2019	$ 2,540,000	2,641,600

		8,620,464

Indonesia - 6.5%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	7,025,000	6,664,969
4.13%, 01/15/2025 (A) (C)	6,670,000	6,586,625
5.13%, 01/15/2045 (A)	260,000	250,250
6.63%, 02/17/2037 (B)	1,700,000	1,914,625
6.63%, 02/17/2037 (A)	4,050,000	4,561,313
Series MTN
3.38%, 04/15/2023 (B)	500,000	474,375
Indonesia Treasury Bond
5.63%, 05/15/2023	IDR 93,190,000,000	5,735,034
7.00%, 05/15/2022	113,587,000,000	7,712,412
8.38%, 09/15/2026	31,851,000,000	2,325,105
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/2025 (A)	$ 5,380,000	5,279,125
4.35%, 09/10/2024 (A)	5,550,000	5,459,813
Republic of Indonesia
3.38%, 07/30/2025	EUR 6,575,000	7,135,068

		54,098,714

Jamaica - 1.3%
Jamaica Government International Bond
6.75%, 04/28/2028	$ 5,355,000	5,368,387
7.88%, 07/28/2045	5,150,000	5,111,375

		10,479,762

Kazakhstan - 1.3%
Kazakhstan Government International Bond
5.13%, 07/21/2025 (A) (C)	6,345,000	6,279,139
6.50%, 07/21/2045 (A) (C)	4,910,000	4,878,085

		11,157,224

Kenya - 0.6%
Kenya Government International Bond
6.88%, 06/24/2024 (A)	4,890,000	4,799,535

Lithuania - 0.8%
Lithuania Government International Bond
6.13%, 03/09/2021 (A)	6,033,000	6,994,009

Mexico - 5.1%
Mexican Bonos
10.00%, 12/05/2024	MXN 33,505,200	2,665,138
Series M
7.75%, 05/29/2031	307,884,600	21,525,037
8.00%, 06/11/2020	159,660,000	11,025,146
Mexico Government International Bond
3.60%, 01/30/2025 (C)	$ 4,660,000	4,625,050
4.60%, 01/23/2046	3,360,000	3,166,800

		43,007,171

Panama - 0.6%
Panama Government International Bond
3.75%, 03/16/2025	5,300,000	5,273,500

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania - 1.2%
Romania Government Bond
5.95%, 06/11/2021	RON 36,190,000	$ 10,294,218

Russian Federation - 1.6%
Russian Foreign Bond - Eurobond
3.50%, 01/16/2019 (B)	$ 7,400,000	7,307,500
4.50%, 04/04/2022 (B)	6,200,000	6,029,500

		13,337,000

Slovenia - 1.4%
Slovenia Government International Bond
5.25%, 02/18/2024 (B)	500,000	551,000
5.25%, 02/18/2024 (A)	7,930,000	8,738,860
5.50%, 10/26/2022 (A)	1,905,000	2,138,362

		11,428,222

South Africa - 2.2%
South Africa Government Bond
8.75%, 01/31/2044	ZAR 88,600,000	6,888,363
10.50%, 12/21/2026 (C)	128,420,000	11,819,483

		18,707,846

Sri Lanka - 1.7%
Sri Lanka Government International Bond
5.88%, 07/25/2022 (A)	$ 5,425,000	5,377,531
6.25%, 07/27/2021 (B)	8,940,000	9,107,625

		14,485,156

Supranational - 4.3%
Africa Finance Corp.
4.38%, 04/29/2020 (A) (C)	6,150,000	6,230,565
Eastern and Southern African Trade and Development Bank Series MTN
6.38%, 12/06/2018 (B)	3,899,000	4,016,516
European Bank for Reconstruction & Development Series MTN
6.00%, 03/03/2016	INR 104,400,000	1,620,623
Inter-American Development Bank Series MTN
7.25%, 07/17/2017	IDR 163,620,000,000	11,631,988
International Finance Corp. Series MTN
6.45%, 10/30/2018	INR 500,000,000	7,784,841
7.75%, 12/03/2016	235,100,000	3,694,206
7.80%, 06/03/2019	70,350,000	1,136,252

		36,114,991

Turkey - 4.2%
Turkey Government Bond
8.00%, 03/12/2025	TRY 28,369,000	9,327,341
10.50%, 01/15/2020	19,021,000	7,128,328
Turkey Government International Bond
4.25%, 04/14/2026 (C)	$ 12,250,000	11,606,875
5.75%, 03/22/2024 (C)	6,765,000	7,267,531

		35,330,075

Ukraine - 0.8%
Financing of Infrastrucural Projects State Enterprise
8.38%, 11/03/2017 (B)	7,320,000	4,064,064

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ukraine (continued)
Ukraine Government International Bond
6.25%, 06/17/2016 (B)	$ 2,900,000	$ 1,680,608
6.25%, 06/17/2016 (A)	1,800,000	1,043,136

		6,787,808

Uruguay - 1.3%
Uruguay Government International Bond
4.25%, 04/05/2027	UYU 342,951,916	10,953,649

Venezuela - 0.8%
Venezuela Government International Bond
7.75%, 10/13/2019 (B)	$ 8,820,000	3,263,400
11.75%, 10/21/2026 (B) (C)	6,360,000	2,648,940
11.95%, 08/05/2031 (B)	1,115,000	462,725

		6,375,065

Zambia - 0.8%
Zambia Government International Bond
8.97%, 07/30/2027	6,780,000	6,508,800

Total Foreign Government Obligations (Cost $512,274,974)		485,168,535

	Shares	Value
COMMON STOCK - 0.3%
United States - 0.3%
NII Holdings, Inc. (I)	193,157	2,762,145

Total Common Stock (Cost $3,259,550)		2,762,145

SECURITIES LENDING COLLATERAL - 13.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (J)	114,588,098	114,588,098

Total Securities Lending Collateral (Cost $114,588,098)		114,588,098

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.01% (J), dated 07/31/2015, to be repurchased at $31,848,430 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/01/2032, and with a value of $32,486,350.	$ 31,848,403	31,848,403

Total Repurchase Agreement (Cost $31,848,403)		31,848,403

Total Investments (Cost $991,112,290) (K)		950,089,830
Net Other Assets (Liabilities) - (13.2)%		(110,645,858)

Net Assets - 100.0%		$ 839,443,972

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS: (L)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Bond	Long	40	09/21/2015	$197,404	$—

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	08/04/2015	BRL	43,582,850	USD	13,273,882	$—	$(562,986)
BOA	08/04/2015	USD	12,912,324	BRL	43,582,850	201,428	—
BOA	08/27/2015	COP	12,776,545,530	USD	4,506,718	—	(75,327)
BOA	08/31/2015	USD	20,709,269	EUR	18,752,960	105,943	—
HSBC	08/04/2015	BRL	29,120,833	USD	8,580,092	—	(87,029)
HSBC	08/04/2015	USD	8,994,852	BRL	29,120,833	501,789	—
HSBC	08/28/2015	USD	5,448,642	GBP	3,476,156	21,235	—
HSBC	08/31/2015	USD	7,126,069	EUR	6,453,926	35,330	—
JPM	08/24/2015	USD	10,174,307	TWD	317,743,608	108,341	—
JPM	08/31/2015	HUF	2,337,753,719	USD	8,348,116	4,853	—
JPM	08/31/2015	PLN	32,364,313	USD	8,635,485	—	(63,633)
JPM	08/31/2015	USD	4,499,236	MXN	73,003,703	—	(21,341)
JPM	08/31/2015	ZAR	57,134,205	USD	4,502,124	—	(10,300)
RBS	08/31/2015	MXN	94,878,947	USD	5,829,843	45,305	—
RBS	08/31/2015	TRY	20,142,629	USD	7,233,841	—	(29,109)
RBS	08/31/2015	USD	10,540,793	ZAR	132,864,590	95,135	—
SCB	08/04/2015	BRL	14,542,558	USD	4,352,756	—	(111,433)
SCB	08/04/2015	USD	4,284,784	BRL	14,542,558	43,461	—
SCB	08/24/2015	COP	16,311,678,879	USD	5,859,922	—	(201,905)
SCB	08/24/2015	USD	5,859,922	CLP	3,841,471,867	175,772	—
SCB	08/24/2015	USD	10,174,307	KRW	11,749,289,724	141,381	—
SCB	08/24/2015	USD	4,251,000	PEN	13,603,200	612	—
SCB	08/31/2015	USD	7,651,590	MXN	123,973,409	1,868	(27,030)
SCB	08/31/2015	ZAR	82,045,498	USD	6,518,687	—	(68,366)

Total						$1,482,453	$(1,258,459)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	51.1%	$ 485,168,535
Oil, Gas & Consumable Fuels	7.0	66,431,811
Banks	4.5	43,300,148
Wireless Telecommunication Services	3.8	35,913,840
Diversified Telecommunication Services	3.5	33,376,393
Electric Utilities	2.0	18,780,043
Metals & Mining	1.8	16,840,658
Food Products	1.6	15,545,940
Commercial Services & Supplies	1.3	12,158,863
Media	1.0	9,663,438
Diversified Financial Services	1.0	9,638,978
Marine	1.0	9,228,685
Construction Materials	0.7	6,777,807
Asset-Backed Securities	0.7	6,515,748
Food & Staples Retailing	0.5	4,618,278
Construction & Engineering	0.5	4,460,513
Road & Rail	0.4	4,217,537
Chemicals	0.4	4,195,823
Paper & Forest Products	0.4	3,933,756
Transportation Infrastructure	0.4	3,791,135
Gas Utilities	0.4	3,636,612
Internet Software & Services	0.3	2,725,788
Capital Markets	0.2	1,965,000
Auto Components	0.1	768,000

Investments, at Value	84.6	803,653,329
Short-Term Investments	15.4	146,436,501

Total Investments	100.0%	$ 950,089,830

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value at July 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$6,515,748	$—	$6,515,748
Corporate Debt Securities	—	309,206,901	—	309,206,901
Foreign Government Obligations	—	479,850,238	5,318,297	485,168,535
Common Stock	2,762,145	—	—	2,762,145
Securities Lending Collateral	114,588,098	—	—	114,588,098
Repurchase Agreement	—	31,848,403	—	31,848,403

Total Investments	$117,350,243	$827,421,290	$5,318,297	$950,089,830

Other Financial Instruments
Futures Contracts (O)	$197,404	$—	$—	$197,404
Forward Foreign Currency Contracts (O)	—	1,482,453	—	1,482,453

Total Other Financial Instruments	$197,404	$1,482,453	$—	$1,679,857

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$(1,258,459)	$—	$(1,258,459)

Total Other Financial Instruments	$—	$(1,258,459)	$—	$(1,258,459)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $338,514,875, representing 40.3% of the Fund’s net assets.

(B)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(C)

All or a portion of the security is on loan. The value of all securities on loan is $112,094,815. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Security in default.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $5,318,297, representing 0.6% of the Fund’s net assets.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Non-income producing security.
(J)	Rate disclosed reflects the yield at July 31, 2015.
(K)

Aggregate cost for federal income tax purposes is $991,112,290. Aggregate gross unrealized appreciation and depreciation for all securities is $5,248,445 and $46,270,905, respectively. Net unrealized depreciation for tax purposes is $41,022,460.

(L)	Cash in the amount of $199,949 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(M)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Fund.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

CURRENCY ABBREVIATIONS (continued):

IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Brazil - 9.0%
Ambev SA	580,400	$ 3,298,700
Banco Bradesco SA, ADR	485,240	3,852,806
BB Seguridade Participacoes SA	321,000	3,023,482
BRF SA, ADR	160,834	3,363,039
Embraer SA, ADR	96,200	2,679,170
Fibria Celulose SA	205,900	2,738,558
Itau Unibanco Holding SA, ADR	359,824	3,123,275
JBS SA	1,645,600	7,406,269

		29,485,299

Chile - 0.9%
Banco de Chile	7,105,792	761,485
Enersis S.A., ADR	145,400	2,196,994

		2,958,479

China - 18.9%
Bank of China, Ltd., Class H	12,311,000	6,717,430
Beijing Capital International Airport Co., Ltd., Class H	988,000	1,018,294
China Communications Construction Co., Ltd., Class H	1,495,000	1,920,746
China Construction Bank Corp., Class H	8,707,000	7,098,312
China Eastern Airlines Corp, Ltd., Class H (A)	2,222,000	1,794,270
China Everbright Bank Co., Ltd., Class H	2,714,000	1,505,386
China Life Insurance Co., Ltd., Class H	397,000	1,459,502
China Merchants Bank Co., Ltd., Class H	255,500	660,807
China Petroleum & Chemical Corp., ADR	24,323	1,829,333
Datang International Power Generation Co., Ltd., Class H	4,694,000	2,028,417
Dongfeng Motor Group Co., Ltd., Class H	4,188,000	4,818,823
Haitong Securities Co., Ltd., Class H	909,200	1,653,667
Huadian Power International Corp., Ltd., Class H	2,456,000	2,490,120
Industrial & Commercial Bank of China, Ltd., Class H	7,548,000	5,199,272
KWG Property Holding, Ltd.	2,837,500	2,119,258
NetEase, Inc., ADR	41,800	5,794,734
PICC Property & Casualty Co., Ltd., Class H	1,850,000	3,827,767
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	676,800	1,601,139
Sihuan Pharmaceutical Holdings Group, Ltd. (B) (C) (D)	1,131,000	646,302
Sinopec Shanghai Petrochemical Co., Ltd., Class H (A)	2,072,168	844,659
Sinopharm Group Co., Ltd., Class H	1,017,200	3,916,698
Sinotrans, Ltd., Class H	1,516,000	928,886
Tencent Holdings, Ltd.	108,100	2,013,550

		61,887,372

Hong Kong - 5.4%
China Mobile, Ltd.	408,500	5,337,906
China Overseas Land & Investment, Ltd.	1,000,000	3,147,453
China Resources Cement Holdings, Ltd.	2,282,000	1,180,401
China South City Holdings, Ltd. (E)	1,590,005	469,681
China Unicom Hong Kong, Ltd., ADR	130,700	1,841,563
CITIC, Ltd.	705,000	1,262,258
Kingboard Chemical Holdings, Ltd.	865,300	1,453,273
Shimao Property Holdings, Ltd.	806,500	1,448,148
Skyworth Digital Holdings, Ltd.	2,144,000	1,648,316

		17,788,999

	Shares	Value
COMMON STOCKS (continued)
India - 6.0%
Dr. Reddy’s Laboratories, Ltd., ADR (E)	32,269	$ 2,076,510
HDFC Bank, Ltd., ADR	47,061	2,939,901
ICICI Bank, Ltd., ADR	181,100	1,823,677
Infosys, Ltd., ADR	257,740	4,358,384
State Bank of India, GDR (F)	40,320	1,687,392
Tata Motors, Ltd., Series V, ADR (E)	191,635	5,683,894
Wipro, Ltd., ADR (E)	98,151	1,213,146

		19,782,904

Indonesia - 0.7%
Adaro Energy Tbk PT	9,958,000	434,317
Bank Negara Indonesia Persero Tbk PT	4,870,600	1,713,846

		2,148,163

Korea, Republic of - 15.5%
Amorepacific Corp.	3,746	1,315,734
CJ CheilJedang Corp.	4,811	1,689,801
Daelim Industrial Co., Ltd.	21,072	1,339,791
GS Engineering & Construction Corp. (A)	49,949	1,114,104
Hana Financial Group, Inc.	48,859	1,217,143
Hyosung Corp.	18,131	2,207,980
Hyundai Development Co-Engineering & Construction	35,206	2,106,072
Hyundai Mobis Co., Ltd.	6,907	1,260,218
Hyundai Motor Co.	25,949	3,304,193
Industrial Bank of Korea	133,876	1,584,568
KB Financial Group, Inc.	53,062	1,668,745
KIA Motors Corp.	91,529	3,433,853
Korea Electric Power Corp.	122,218	5,316,324
Korea Gas Corp.	25,586	926,007
LG Household & Health Care, Ltd.	4,478	3,279,619
LG Uplus Corp.	369,437	3,646,539
Lotte Chemical Corp.	9,126	2,031,639
Samsung Electronics Co., Ltd.	7,739	7,837,213
SK Holdings Co., Ltd. (B)	13,556	2,398,062
SK Hynixm, Inc.	92,155	2,921,805

		50,599,410

Malaysia - 1.6%
AirAsia Bhd	1,245,500	442,902
Genting Malaysia Bhd, Class B	628,200	701,377
IHH Healthcare Bhd, Class A	851,200	1,337,616
SapuraKencana Petroleum Bhd	1,914,400	1,226,377
Tenaga Nasional Bhd	468,000	1,492,901

		5,201,173

Mexico - 5.8%
America Movil SAB de CV, Series L, ADR	347,900	6,742,302
Fomento Economico Mexicano SAB de CV, ADR	26,700	2,420,088
Gruma SAB de CV, Class B	308,600	4,037,417
Grupo Lala SAB de CV	717,153	1,654,849
Grupo Mexico SAB de CV, Series B	534,400	1,459,671
Grupo Televisa SAB, ADR	46,900	1,634,934
OHL Mexico SAB de CV (A)	531,400	870,028

		18,819,289

Peru - 0.6%
Credicorp, Ltd.	14,005	1,847,259

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Poland - 1.2%
KGHM Polska Miedz SA	156,093	$ 3,931,188

Russian Federation - 1.2%
Gazprom PAO, ADR	345,228	1,584,597
Mobile TeleSystems PJSC, ADR	281,400	2,307,480

		3,892,077

South Africa - 11.6%
Aspen Pharmacare Holdings, Ltd. (A)	43,235	1,268,042
AVI, Ltd.	124,675	786,472
FirstRand, Ltd.	589,238	2,549,743
Impala Platinum Holdings, Ltd. (A)	230,063	827,665
Mediclinic International, Ltd.	505,799	4,504,521
MMI Holdings, Ltd.	515,438	1,199,949
Naspers, Ltd., Class N	50,119	7,012,560
Netcare, Ltd.	1,452,596	4,637,881
Sanlam, Ltd.	299,091	1,579,831
Sappi, Ltd. (A)	485,217	1,593,321
Sasol, Ltd.	202,761	7,033,183
Standard Bank Group, Ltd.	410,065	4,936,242

		37,929,410

Taiwan - 14.9%
Catcher Technology Co., Ltd.	508,000	5,599,481
Cathay Financial Holding Co., Ltd.	633,224	1,022,898
Cathay Real Estate Development Co., Ltd.	1,141,000	551,138
China Life Insurance Co., Ltd.	1,451,000	1,463,800
Compal Electronics, Inc.	3,460,000	2,334,321
FLEXium Interconnect, Inc.	541,000	1,807,817
Foxconn Technology Co., Ltd.	957,000	2,909,966
HannStar Display Corp.	1,943,900	240,744
Highwealth Construction Corp.	1,187,100	2,444,024
Hon Hai Precision Industry Co., Ltd.	610,000	1,752,435
Largan Precision Co., Ltd.	78,000	7,918,217
Nan Ya Plastics Corp.	1,774,800	3,625,884
Pegatron Corp.	2,793,000	7,855,769
Taishin Financial Holding Co., Ltd.	1,760,000	696,831
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	203,500	4,499,385
TPK Holding Co., Ltd.	391,000	1,337,535
Uni-President Enterprises Corp.	870,000	1,532,141
Yuanta Financial Holding Co., Ltd.	2,725,000	1,294,680

		48,887,066

Thailand - 0.9%
Bangkok Expressway PCL	1,412,929	1,523,374
PTT Global Chemical PCL	709,300	1,242,709
TMB Bank PCL	2,939,436	195,156

		2,961,239

Turkey - 2.6%
Turk Hava Yollari AO (A)	1,891,240	6,162,859
Turkiye Is Bankasi, Class C	1,279,627	2,493,589

		8,656,448

Total Common Stocks (Cost $334,024,718)		316,775,775

	Shares	Value
PREFERRED STOCKS - 1.5%
Brazil - 1.5%
Itausa - Investimentos Itau SA 5.18% (G)	685,746	$ 1,682,345
Suzano Papel e Celulose SA Class A, 0.83% (G)	666,100	3,266,350

Total Preferred Stocks (Cost $5,412,086)		4,948,695

SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (G)	5,071,032	5,071,032

Total Securities Lending Collateral (Cost $5,071,032)		5,071,032

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (G), dated 07/31/2015, to be repurchased at $1,608,997 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $1,642,959.	$ 1,608,996	1,608,996

Total Repurchase Agreement (Cost $1,608,996)		1,608,996

Total Investments (Cost $346,116,832) (H)		328,404,498
Net Other Assets (Liabilities) - (0.4)%		(1,236,844)

Net Assets - 100.0%		$ 327,167,654

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.3%	$ 53,405,467
Technology Hardware, Storage & Peripherals	8.1	26,536,750
Food Products	6.2	20,469,988
Automobiles	5.2	17,240,763
Health Care Providers & Services	4.9	15,997,855
Electronic Equipment, Instruments & Components	4.4	14,510,021
Wireless Telecommunication Services	4.4	14,387,688
Insurance	4.1	13,577,229
Oil, Gas & Consumable Fuels	3.3	10,881,430
Real Estate Management & Development	3.1	10,179,702
Chemicals	3.0	9,952,871
Electric Utilities	2.7	9,006,219
Media	2.6	8,647,494
Airlines	2.6	8,400,031
Internet Software & Services	2.4	7,808,284
Paper & Forest Products	2.3	7,598,229
Semiconductors & Semiconductor Equipment	2.3	7,421,190
Construction & Engineering	2.0	6,480,713
Metals & Mining	1.9	6,218,524
Beverages	1.7	5,718,788
IT Services	1.7	5,571,530
Diversified Telecommunication Services	1.7	5,488,102
Independent Power and Renewable Electricity Producers	1.4	4,518,537
Pharmaceuticals	1.2	3,990,854
Industrial Conglomerates	1.1	3,660,320
Transportation Infrastructure	1.0	3,411,696
Household Products	1.0	3,279,619
Capital Markets	0.9	2,948,347
Aerospace & Defense	0.8	2,679,170
Diversified Financial Services	0.8	2,549,743
Household Durables	0.5	1,648,316
Personal Products	0.4	1,315,734
Auto Components	0.4	1,260,218
Energy Equipment & Services	0.4	1,226,377
Construction Materials	0.4	1,180,401
Air Freight & Logistics	0.3	928,886
Gas Utilities	0.3	926,007
Hotels, Restaurants & Leisure	0.2	701,377

Investments, at Value	98.0	321,724,470
Short-Term Investments	2.0	6,680,028

Total Investments	100.0%	$ 328,404,498

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$89,062,930	$227,066,543	$646,302	$316,775,775
Preferred Stocks	4,948,695	—	—	4,948,695
Securities Lending Collateral	5,071,032	—	—	5,071,032
Repurchase Agreement	—	1,608,996	—	1,608,996

Total Investments	$99,082,657	$228,675,539	$646,302	$328,404,498

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1 (K)	Transfers from Level 2 to Level 3 (L)	Transfers from Level 3 to Level 2
Common Stocks	$—	$3,023,482	$646,302	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $3,044,364, representing 0.9% of the Fund’s net assets.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Illiquid security. Total aggregate value of illiquid securities is $646,302, representing 0.2% of the Fund’s net assets.
(E)

All or a portion of the security is on loan. The value of all securities on loan is $4,850,411. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(G)	Rate disclosed reflects the yield at July 31, 2015.
(H)

Aggregate cost for federal income tax purposes is $346,116,832. Aggregate gross unrealized appreciation and depreciation for all securities is $16,444,728 and $34,157,062, respectively. Net unrealized depreciation for tax purposes is $17,712,334.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.
(K)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on October 31, 2014.
(L)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 96.2%
Alabama - 0.4%
AltaPointe Health Systems, Inc., Special Tax
Series A, NATL
3.00%, 05/01/2017 - 05/01/2018	$ 680,000	$ 696,643
County of Jefferson, Revenue Bonds
Series A, AGM, CR
5.25%, 01/01/2023	300,000	302,250
5.50%, 01/01/2022	85,000	85,638

		1,084,531

Alaska - 0.1%
City of Valdez, General Obligation Unlimited
3.00%, 06/30/2021	90,000	95,390
City of Valdez, Revenue Bonds
Series C
5.00%, 01/01/2021	50,000	57,304

		152,694

Arizona - 1.1%
Arizona Board of Regents, Certificate of Participation
Series A
5.00%, 06/01/2019	150,000	170,403
County of Pima, Certificate of Participation
5.00%, 12/01/2026	35,000	40,564
County of Pima Sewer System Revenue, Revenue Bonds
Series A
5.00%, 07/01/2019	25,000	28,655
Maricopa County Elementary School District No. 25, General Obligation Unlimited
Series A, BAM
4.00%, 07/01/2024	135,000	151,266
Maricopa County Industrial Development Authority, Revenue Bonds
Series A
5.00%, 01/01/2034	725,000	784,435
Maricopa County Unified School District No. 89, General Obligation Limited
5.00%, 07/01/2023	40,000	47,490
Pinal County Electrical District No. 4, Revenue Bonds
AGM
5.00%, 12/01/2022 - 12/01/2025	655,000	767,425
Sedona-Oak Creek Joint Unified School District No. 9, General Obligation Limited
5.00%, 07/01/2025	175,000	210,151
Yavapai County Elementary School District No. 6, General Obligation Unlimited
Series A, BAM
4.00%, 07/01/2026	760,000	840,233

		3,040,622

California - 11.6%
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM
5.00%, 09/01/2024 - 09/01/2026	2,160,000	2,530,417
Banning Unified School District, General Obligation Unlimited
AGM
3.25%, 08/01/2027	40,000	40,813

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds
5.00%, 09/01/2025	$ 140,000	$ 167,985
Calexico Financing Authority, Revenue Bonds
AGM
4.00%, 04/01/2024	715,000	785,220
California City Redevelopment Agency Successor Agency, Tax Allocation
AGM
3.25%, 09/01/2026	280,000	284,824
California Health Facilities Financing Authority, Revenue Bonds
Series D
5.00%, 08/15/2022	25,000	29,911
California Municipal Finance Authority, Revenue Bonds
Series A
3.50%, 10/01/2020	630,000	632,299
California School Finance Authority, Revenue Bonds
Series A
3.00%, 07/01/2017 - 07/01/2018 (A)	1,450,000	1,469,297
California Statewide Communities Development Authority, Revenue Bonds
1.90%, 04/01/2028 (B)	75,000	75,825
AGM
5.00%, 10/01/2026	520,000	608,124
City of Escondido, Special Tax
Series E, BAM
5.00%, 09/01/2027	620,000	723,267
City of Rocklin, Special Tax
3.00%, 09/01/2018	805,000	831,774
4.00%, 09/01/2022	925,000	983,599
City of San Buenaventura Wastewater Revenue, Revenue Bonds
Series B
4.00%, 01/01/2023	40,000	44,034
City of Visalia, Certificate of Participation
AGM
5.00%, 12/01/2024	360,000	432,058
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM
5.00%, 09/01/2026	70,000	81,561
Columbia Elementary School District, General Obligation Unlimited
BAM
4.00%, 08/01/2025	60,000	67,280
Compton Community College District, General Obligation Unlimited
BAM
5.00%, 07/01/2024	605,000	723,078
Davis Joint Unified School District, Certificate of Participation
BAM
4.00%, 08/01/2024	95,000	106,401
Dry Creek Joint Elementary School District, Special Tax
AGM
5.00%, 09/01/2024	190,000	226,279

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
El Dorado County Special Tax Community, Special Tax
BAM
3.00%, 09/01/2025 - 09/01/2026 (C)	$ 1,970,000	$ 1,929,220
3.13%, 09/01/2027 (C)	1,030,000	996,422
5.00%, 09/01/2019 - 09/01/2024 (C)	4,930,000	5,671,867
Fontana Unified School District, General Obligation Unlimited
4.00%, 08/01/2024	150,000	166,734
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
4.50%, 06/01/2017	50,000	53,083
Hacienda La Puente Unified School District, Certificate of Participation
AGM
5.00%, 06/01/2023 - 06/01/2024	450,000	532,160
La Quinta Redevelopment Agency Successor Agency, Tax Allocation
5.00%, 09/01/2021	35,000	41,249
Lathrop Improvement Bond, Special Assessment
3.00%, 09/02/2018 - 09/02/2020	775,000	790,910
4.00%, 09/02/2021 - 09/02/2022	315,000	330,319
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, Tax Allocation
Series E, AGM
5.00%, 12/01/2022	490,000	573,442
Oakdale Public Financing Authority, Special Tax
2.38%, 09/01/2021	240,000	233,520
2.63%, 09/01/2022	160,000	155,056
3.00%, 09/01/2023 - 09/01/2024	415,000	399,511
Oxnard Union High School District, General Obligation Unlimited
4.00%, 08/01/2020	25,000	28,077
Panama-Buena Vista Union School District, Certificate of Participation
BAM
4.00%, 09/01/2018	615,000	666,635
5.00%, 09/01/2024	265,000	312,549
Panama-Buena Vista Union School District, General Obligation Unlimited
Series B, BAM
5.00%, 08/01/2027	210,000	248,461
Ramona Unified School District Community Facility District No.92-1, Certificate Participation
BAM
4.00%, 05/01/2027	175,000	187,400
Riverside County Community Facilities Districts, Special Tax
3.00%, 09/01/2018 (C)	195,000	200,035
Riverside County Redevelopment Successor Agency, Tax Allocation
Series C, AGM
5.00%, 10/01/2022	515,000	601,741
Riverside Redevelopment Agency Successor Agency, Tax Allocation
Series A
5.00%, 09/01/2020 - 09/01/2026	245,000	286,644
San Carlos Elementary School District, General Obligation Unlimited
Zero Coupon, 10/01/2029 - 10/01/2030	255,000	142,002

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Gorgonio Memorial Health Care District, General Obligation Unlimited
5.00%, 08/01/2024	$ 135,000	$ 158,875
San Leandro Redevelopment Agency Successor Agency, Tax Allocation
5.00%, 09/01/2027	310,000	358,878
San Leandro Unified School District, General Obligation Unlimited
Series B
4.00%, 08/01/2025	85,000	93,622
San Marcos Redevelopment Agency, Tax Allocation
Series A
5.00%, 10/01/2024	35,000	42,071
Snowline Joint Unified School District, Special Tax
Series A
2.00%, 09/01/2020	330,000	322,169
3.00%, 09/01/2021 - 09/01/2022	535,000	539,812
Stockton Public Financing Authority, Revenue Bonds
BAM
5.00%, 09/01/2019	230,000	263,532
Series A, NATL-RE
5.00%, 10/01/2031	20,000	20,124
Stockton Unified School District, General Obligation Unlimited
AGM
5.00%, 07/01/2021	75,000	88,252
Series A, BAM
5.00%, 08/01/2024	100,000	121,000
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM
5.00%, 09/01/2022	50,000	58,373
Twin Rivers Unified School District, Certificate of Participation
AGM
3.20%, 06/01/2027 (B)	145,000	145,168
Vacaville Unified School District, Certificate of Participation
AGM
3.00%, 12/01/2022	205,000	212,858
4.00%, 12/01/2023 - 12/01/2025	865,000	952,501
Vallejo City Unified School District, Special Tax
AGM
5.00%, 09/01/2019	100,000	100,341
Washington Unified School District, General Obligation Unlimited
AGM
4.00%, 08/01/2024	160,000	179,749
West Hill Community College District, General Obligation Unlimited
Series C, BAM
5.00%, 08/01/2021 - 08/01/2026	1,915,000	2,239,965

		31,288,373

Colorado - 1.2%
Adams & Arapahoe Joint School District No. 28J, Certificate of Participation
3.50%, 12/01/2026	100,000	102,871

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Beacon Point Metropolitan District, General Obligation Unlimited
AGM
4.00%, 12/01/2020 - 12/01/2023	$ 695,000	$ 757,432
City of Longmont, Certificate of Participation
Series A
5.00%, 12/01/2024	100,000	118,511
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Series A
3.00%, 12/01/2020	395,000	412,427
Series C
2.00%, 12/15/2017 (A)	500,000	499,880
Colorado Higher Education, Certificate of Participation
Series A
5.00%, 11/01/2026	50,000	60,937
El Paso County School District No. 49, Certificate of Participation
5.00%, 12/15/2019	1,130,000	1,298,189

		3,250,247

Connecticut - 1.7%
City of Hartford, General Obligation Unlimited
Series A, AGM
5.00%, 07/01/2025 - 07/01/2026	1,135,000	1,321,166
City of New Britain, General Obligation Unlimited
AGM
5.00%, 04/15/2020	100,000	115,636
City of New Haven, General Obligation Unlimited
Series A, ASSURED GTY
5.00%, 03/01/2018	75,000	82,202
City of West Haven, General Obligation Unlimited
Series B, BAM
4.00%, 09/01/2034	120,000	121,458
Connecticut State Health & Educational Facility Authority, Revenue Bonds
Series A
0.80%, 07/01/2048 (B)	30,000	29,874
Series B, ASSURED GTY
5.50%, 07/01/2032	250,000	250,343
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds
Series A
4.50%, 11/15/2020	225,000	245,673
New Haven Parking Authority, Revenue Bonds
AMBAC
5.38%, 12/01/2015	2,365,000	2,395,816
State of Connecticut, General Obligation Unlimited
Series E
5.00%, 08/15/2021	25,000	29,317
University of Connecticut, Revenue Bonds
Series A
5.00%, 11/15/2023	25,000	28,449

		4,619,934

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Delaware - 0.3%
Delaware State Economic Development Authority, Revenue Bonds
4.63%, 09/01/2034	$ 545,000	$ 557,775
AGM
5.00%, 10/01/2026	250,000	291,492

		849,267

District of Columbia - 0.1%
District of Columbia, Revenue Bonds
Series C
4.00%, 12/01/2021	25,000	28,335
District of Columbia Water & Sewer Authority, Revenue Bonds
Series A
5.00%, 10/01/2023	25,000	29,873
Metropolitan Washington Airports Authority, Revenue Bonds
Series A
5.00%, 10/01/2020	25,000	29,256
Series C
5.00%, 10/01/2019	55,000	63,334

		150,798

Florida - 3.0%
Citizens Property Insurance Corp., Revenue Bonds
Series A-1, AGM
4.00%, 06/01/2018	135,000	145,327
5.00%, 06/01/2016	25,000	25,957
City of Daytona Beach Utility System Revenue, Revenue Bonds
AGM
4.00%, 11/01/2025	65,000	71,020
City of Fernandina Beach, Revenue Bonds
Series A
5.00%, 09/01/2019	30,000	34,173
City of Gulf Breeze, Revenue Bonds
Series L
3.10%, 12/01/2020	100,000	106,261
City of North Port, Special Assessment
BAM
5.00%, 07/01/2020	400,000	461,296
City of Pompano Beach, Revenue Bonds
4.00%, 09/01/2019 - 09/01/2020	605,000	656,403
City of Riviera Beach, Revenue Bonds
BAM
3.00%, 10/01/2022	125,000	132,382
City of Tampa, Revenue Bonds
5.00%, 09/01/2019	40,000	45,598
Series A
5.00%, 11/15/2025	25,000	28,764
County of Miami-Dade, Revenue Bonds
Series A
5.00%, 10/01/2023	100,000	117,058
Escambia County Housing Finance Authority, Revenue Bonds
AGM
3.50%, 06/01/2017	50,000	52,397
Flagler County School District, Certificate of Participation
Series A, AGM
5.00%, 08/01/2018	25,000	27,742

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Department of Environmental Protection, Revenue Bonds
Series A
5.00%, 07/01/2022	$ 55,000	$ 65,278
Florida Department of Management Services, Certificate of Participation
Series A
5.00%, 08/01/2019	35,000	39,363
Florida HomeLoan Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC
2.00%, 07/01/2021	435,000	429,728
2.25%, 07/01/2022	315,000	316,011
Florida Municipal Power Agency, Revenue Bonds
Series A
5.00%, 10/01/2018	25,000	27,943
Florida’s Turnpike Enterprise, Revenue Bonds
Series A
5.00%, 07/01/2024	25,000	27,206
Greater Orlando Aviation Authority, Revenue Bonds
Series A
3.60%, 10/01/2018	40,000	42,844
Miami Beach Health Facilities Authority, Revenue Bonds
4.25%, 11/15/2034	225,000	223,814
Miami-Dade County Industrial Development Authority, Revenue Bonds
1.50%, 10/01/2018	900,000	893,781
5.00%, 09/15/2034 (D)	130,000	134,616
Miami-Dade County School Board Foundation, Inc., Certificate of Participation
Series B, ASSURED GTY
4.00%, 05/01/2018	25,000	26,797
Northern Palm Beach County Improvement District, Special Assessment
AGM
5.00%, 08/01/2021 - 08/01/2024	1,095,000	1,279,180
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC
1.55%, 03/01/2019	100,000	100,327
1.65%, 09/01/2019	100,000	100,763
Sumter County Industrial Development Authority, Revenue Bonds
Series A
5.13%, 07/01/2034	150,000	164,085
Tampa Bay Water, Revenue Bonds
NATL
5.50%, 10/01/2024	25,000	31,731
Tradition Community Development District No. 1, Special Assessment
AGM
4.00%, 05/01/2023	625,000	679,344
Walton County District School Board, Certificate of Participation
AGM
5.00%, 07/01/2020 - 07/01/2026	1,395,000	1,616,915

		8,104,104

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 0.8%
Burke County Development Authority, Revenue Bonds
1.30%, 01/01/2052 (B)	$ 2,000,000	$ 2,005,880
City of Atlanta Department of Aviation, Revenue Bonds
Series C
5.00%, 01/01/2020	40,000	46,201
Municipal Electric Authority of Georgia, Revenue Bonds
Series B
5.00%, 01/01/2020	75,000	86,281

		2,138,362

Guam - 0.0% (E)
Guam Government Waterworks Authority, Revenue Bonds
4.50%, 07/01/2018	85,000	91,643

Idaho - 0.2%
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, 06/01/2035 (D)	525,000	516,532

Illinois - 17.7%
Campton Township, General Obligation Unlimited
2.00%, 12/15/2018	50,000	50,860
Central Lake County Joint Action Water Agency, Revenue Bonds
4.00%, 05/01/2019	60,000	66,096
XLCA
4.13%, 05/01/2029	340,000	342,173
Chicago Board of Education, General Obligation Unlimited
Series A, AGM, CR, AMBAC
5.50%, 12/01/2021	430,000	454,411
Series A, NATL
Zero Coupon, 12/01/2015	70,000	69,529
Series D, AGM
5.00%, 12/01/2017	70,000	72,346
Chicago O’Hare International Airport, Revenue Bonds
Series B
5.00%, 01/01/2021	150,000	173,407
Chicago Park District, General Obligation Limited
Series B
4.00%, 01/01/2017 - 01/01/2019	50,000	51,925
5.00%, 01/01/2021 - 01/01/2022	270,000	296,700
Chicago Park District, General Obligation Unlimited
Series H
5.00%, 01/01/2016	75,000	76,142
Chicago Sales Tax Revenue, Revenue Bonds
AGM
5.00%, 01/01/2026	75,000	76,214
Chicago Transit Authority, Revenue Bonds
Series A, ASSURED GTY
5.00%, 06/01/2021	530,000	565,150
City of Berwyn, General Obligation Unlimited
Series A, AGM
4.00%, 12/01/2018	250,000	268,732

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Burbank, General Obligation Unlimited
BAM-TCRS
3.70%, 12/01/2018	$ 500,000	$ 533,460
City of Chicago, General Obligation Unlimited
AMBAC
5.00%, 01/01/2018	65,000	66,136
Class I, AMBAC
5.00%, 12/01/2018	300,000	304,596
Series A, AGM
4.75%, 01/01/2030	100,000	100,148
5.00%, 01/01/2025 - 01/01/2026	200,000	205,750
5.50%, 01/01/2018	25,000	26,584
City of Chicago, Revenue Bonds
AGM
5.00%, 01/01/2019	350,000	355,663
City of Chicago Motor Fuel Tax Revenue, Revenue Bonds
5.00%, 01/01/2018	200,000	210,976
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
BAM-TCRS
3.00%, 01/01/2021	950,000	961,381
City of Chicago Waterworks Revenue, Revenue Bonds
5.00%, 11/01/2028	485,000	525,604
AGM
4.25%, 11/01/2018	200,000	212,934
City of Evanston, General Obligation Unlimited
Series C
4.00%, 12/01/2018	50,000	54,070
City of Flora, General Obligation Unlimited
BAM
3.50%, 11/01/2022 - 11/01/2024	660,000	681,335
City of Loves Park, General Obligation Unlimited
AMBAC
4.05%, 12/15/2018	40,000	41,266
City of Monmouth, General Obligation Unlimited
Series B, BAM
3.00%, 12/01/2023 - 12/01/2024	575,000	577,645
City of North Chicago, General Obligation Unlimited
Series A, AGM
4.00%, 11/01/2020	160,000	176,077
Series B, AGM
3.00%, 11/01/2017	100,000	104,474
4.00%, 11/01/2023	40,000	43,857
City of Princeton, General Obligation Unlimited
2.50%, 12/01/2019	40,000	41,133
City of Rochelle Electric System Revenue, Revenue Bonds
AGM
3.00%, 05/01/2019	410,000	430,607
4.00%, 05/01/2020 - 05/01/2021	575,000	633,224
City of Sterling, General Obligation Unlimited
3.00%, 11/01/2018	25,000	26,174
City of Waukegan, General Obligation Unlimited
Series A, AGM
5.00%, 12/30/2020	25,000	28,365
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2, Revenue Bonds
3.35%, 12/01/2017	130,000	134,073

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook & Will Counties Community College District No. 515, General Obligation Limited
2.00%, 12/01/2018	$ 555,000	$ 568,603
5.00%, 12/01/2024	70,000	83,504
Cook County, General Obligation Unlimited
Series A
4.00%, 11/15/2018	100,000	105,475
Series C
5.00%, 11/15/2020	100,000	109,052
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2018 - 12/01/2022	1,020,000	1,161,891
Cook County Community College District No. 524, General Obligation Unlimited
Series B, NATL-RE
4.50%, 12/01/2016	25,000	26,331
Cook County Community High School District No. 228, General Obligation Limited
Series B
5.00%, 12/01/2017	400,000	434,476
Cook County Forest Preserve District, General Obligation Unlimited
Series A
5.00%, 11/15/2021	95,000	106,580
Cook County High School District No. 205, General Obligation Limited
ASSURED GTY
5.50%, 12/01/2019	200,000	225,008
Cook County Sales Tax Revenue, Revenue Bonds
4.00%, 11/15/2019	300,000	332,388
Cook County School District No. 102, Revenue Bonds
2.63%, 01/15/2018	200,000	206,924
Cook County School District No. 109, General Obligation Limited
4.00%, 12/01/2018	180,000	196,468
Cook County School District No. 123, General Obligation Limited
Series B, AGM
4.00%, 12/01/2017	215,000	229,801
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM
Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,056,173
Cook County School District No. 162, General Obligation Limited
AGM
4.00%, 12/01/2027	250,000	253,517
Cook County School District No. 162, General Obligation Unlimited
NATL
5.00%, 12/01/2023	100,000	101,518
Cook County School District No. 163, General Obligation Limited
Series A, AGM
5.00%, 12/15/2028	70,000	76,756
Cook County School District No. 31, General Obligation Limited
3.00%, 12/01/2021	290,000	302,983

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 81, General Obligation Unlimited
AGM
4.00%, 12/01/2019	$ 500,000	$ 539,550
Cook County School District No. 87, General Obligation Limited
AGM
4.00%, 12/01/2018	175,000	182,024
Cook County School District No. 99, General Obligation Unlimited
Series A, ASSURED GTY
5.00%, 12/01/2018	100,000	112,017
Cook County Township High School District No. 201, General Obligation Limited
Series C, AGM
Zero Coupon, 12/01/2024	100,000	70,595
County of Cook, General Obligation Unlimited
Series C
4.25%, 11/15/2019	250,000	268,392
5.00%, 11/15/2021	150,000	161,711
Series D
5.00%, 11/15/2019	25,000	27,599
County of Winnebago, General Obligation Unlimited
Series C
3.00%, 12/30/2018	50,000	52,695
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited
Series A
2.50%, 12/30/2019	30,000	31,265
4.00%, 12/30/2016	220,000	230,666
DuPage County Community High School District No. 99, General Obligation Unlimited
5.00%, 12/01/2018	100,000	112,390
DuPage County High School District No. 88, General Obligation Unlimited
AGM
5.00%, 01/01/2027	25,000	26,418
Governors State University, Certificate of Participation
ASSURED GTY
4.50%, 01/01/2019	235,000	251,410
Grundy County School District No. 54, General Obligation Unlimited
8.70%, 12/01/2018	140,000	170,262
Illinois Finance Authority, Revenue Bonds
5.00%, 07/01/2018	25,000	27,867
AGM
Zero Coupon, 01/01/2021	100,000	87,502
5.00%, 05/15/2019	60,000	65,689
Series A
5.00%, 07/01/2020 - 07/01/2035	2,840,000	3,038,494
Series A-1
5.00%, 11/01/2030 (B)	110,000	126,344
Series A-2
5.00%, 11/01/2030 (B)	150,000	172,551
Series B
4.25%, 07/01/2020	290,000	286,761
5.50%, 11/01/2020	80,000	93,190
Series C
5.00%, 05/15/2020 - 08/15/2021	130,000	148,520
Series D
6.25%, 11/01/2028	105,000	122,153

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds (continued)
Series L
4.00%, 12/01/2018	$ 95,000	$ 103,161
Illinois Finance Authority Revenue, Revenue Bonds
Series B
5.00%, 11/01/2019	40,000	45,247
Illinois Municipal Electric Agency, Revenue Bonds
Series A, NATL
5.25%, 02/01/2026 - 02/01/2028	85,000	90,928
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, 12/01/2019	25,000	28,765
Series D
5.00%, 01/01/2024	45,000	53,603
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D
5.00%, 01/01/2025 - 01/01/2026	130,000	151,360
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited
Series A
5.00%, 12/15/2022	100,000	116,589
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited
5.50%, 02/01/2023	300,000	361,443
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	185,000	213,304
Lake County Community Unit School District No. 116, General Obligation Limited
Series B
3.00%, 01/15/2023	355,000	365,923
4.00%, 01/15/2022	390,000	428,906
Lake County School District No. 103, Revenue Bonds
Series B
3.00%, 12/01/2018	70,000	74,123
Lake County Special Education District No. 825, Revenue Bonds
Series B
4.00%, 10/01/2018 - 10/01/2019	285,000	308,901
Madison County Community Unit School District No. 7, General Obligation Unlimited
Series A, AGM
5.00%, 12/01/2017	250,000	270,042
Madison-Macoupin Counties Community College District No. 536, General Obligation Limited
AGM
4.25%, 11/01/2017	50,000	53,721
Massac County Hospital District, General Obligation Unlimited
AGC
4.50%, 11/01/2031	250,000	250,707
McHenry County Community Unit School District No. 12, General Obligation Unlimited
Series A, AGM
4.25%, 01/01/2029	205,000	206,798
5.00%, 01/01/2023	70,000	79,196

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
McHenry County Community Unit School District No. 200, General Obligation Unlimited
5.00%, 01/15/2019	$ 65,000	$ 73,345
McHenry County Conservation District, General Obligation Unlimited
5.00%, 02/01/2026	110,000	130,272
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A, AGM, CR, FGIC
5.50%, 12/15/2023	55,000	63,012
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited
Series B
5.00%, 12/01/2017	25,000	27,411
Northeastern Illinois University, Certificate of Participation
AGM
3.00%, 07/01/2019 - 07/01/2023	3,165,000	3,252,591
4.00%, 07/01/2025	565,000	603,143
Northeastern University, Revenue Bonds
Series 1, BAM
3.00%, 07/01/2020	625,000	652,044
4.00%, 07/01/2021 - 07/01/2022	1,315,000	1,428,050
Northern Illinois University, Certificate of Participation
AGM
5.00%, 09/01/2024	205,000	232,782
Northlake Public Library District, General Obligation Unlimited
AGM
3.00%, 12/01/2020 - 12/01/2021	955,000	993,648
Ogle & Stephenson Counties Community Unit School District No. 221, General Obligation Unlimited
BAM
4.00%, 02/01/2023	475,000	513,788
Peoria Metropolitan Airport Authority, Revenue Bonds
5.60%, 12/01/2022	35,000	39,587
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2018 - 06/01/2019	230,000	257,858
5.38%, 06/01/2021	85,000	98,872
6.00%, 06/01/2028	75,000	88,268
6.25%, 06/01/2024	25,000	26,191
Regional Transportation Authority, Revenue Bonds
Series A, NATL
5.50%, 07/01/2025	65,000	79,380
Series A, NATL-RE
5.00%, 07/01/2019	75,000	78,108
Southern Illinois University, Revenue Bonds
Series A, AGM
5.50%, 04/01/2023	370,000	434,931
Series B, BAM-TCRS
5.00%, 04/01/2021	535,000	586,793
Southwestern Illinois Development Authority, Revenue Bonds
ASSURED GTY
3.80%, 02/01/2019	130,000	140,279

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
St Clair County Township High School District No. 203, General Obligation Unlimited
Series A, AMBAC
5.00%, 12/01/2017	$ 35,000	$ 38,017
St. Clair County Community Consolidated School District No. 90, Revenue Bonds
AGM
5.00%, 12/01/2029	315,000	349,051
State of Illinois, General Obligation Unlimited
4.50%, 04/01/2018	100,000	103,342
5.00%, 08/01/2017 - 02/01/2022	135,000	144,984
AGM
5.00%, 01/01/2019	55,000	59,757
Series A
5.00%, 03/01/2028	705,000	707,270
University of Illinois, Revenue Bonds
Series A, AMBAC
5.50%, 04/01/2022	200,000	240,820
Village of Bedford Park, General Obligation Unlimited
Series A, AGM
4.00%, 12/15/2018	100,000	108,079
Village of Bedford Park Water System Revenue, Revenue Bonds
Series A, AGM
4.00%, 12/01/2026	95,000	98,564
Village of Bellwood, General Obligation Unlimited
AGM
5.00%, 12/01/2027	470,000	520,403
Village of Broadview, General Obligation Unlimited
Series A, BAM
3.00%, 12/01/2018 - 12/01/2022	1,085,000	1,114,057
Village of Brookfield, General Obligation Unlimited
ASSURED GTY
3.60%, 12/01/2019	75,000	80,036
Village of Dolton, General Obligation Unlimited
Series A, ASSURED GTY
4.50%, 12/01/2024	400,000	416,984
Village of Forest Park, General Obligation Unlimited
3.00%, 12/01/2019	300,000	309,024
Village of Glenview, General Obligation Unlimited
Series A
3.00%, 12/01/2019	25,000	26,706
Village of Machesney Park, Revenue Bonds
Series B, AGM
4.38%, 12/01/2019	150,000	162,744
Village of Mount Prospect, General Obligation Unlimited
3.00%, 12/01/2021	100,000	105,934
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM
2.00%, 03/01/2020	485,000	475,863
3.00%, 03/01/2018 - 03/01/2019	785,000	807,426
Wauconda Special Service Area No.1, Special Tax
Series A, BAM
2.63%, 03/01/2022	290,000	281,973

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Wauconda Special Service Area No.1, Special Tax (continued)
Series A, BAM (continued)
3.00%, 03/01/2019	$ 365,000	$ 376,457
5.00%, 03/01/2033	305,000	335,961
Western Illinois University, Certificate of Participation
AGM
3.00%, 10/01/2022	3,060,000	3,079,615
5.00%, 10/01/2024	3,330,000	3,817,012
Will County Community Consolidated School District No.157, General Obligation Unlimited
3.00%, 01/01/2017	40,000	41,381
Winnebago & Boone Counties School District No. 205, General Obligation Unlimited
NATL
5.00%, 02/01/2017	50,000	53,079

		47,880,339

Indiana - 2.3%
Aurora School Building Corp., Revenue Bonds
5.00%, 07/15/2020	115,000	133,934
City of Indianapolis Thermal Energy System Revenue, Revenue Bonds
Series A
5.00%, 10/01/2028	180,000	205,902
Greater Clark County School Building Corp., Revenue Bonds
Series A
4.00%, 07/15/2024	185,000	206,225
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	1,110,000	1,093,838
4.00%, 02/01/2021	455,000	492,392
4.25%, 10/01/2034	500,000	479,690
5.00%, 02/01/2022 - 02/01/2023	985,000	1,115,083
Series A
5.00%, 09/15/2021 - 02/01/2025	520,000	596,396
Indiana Health Facility Financing Authority, Revenue Bonds
Series A8
5.00%, 11/01/2027 (B)	35,000	36,574
Jennings County School Building Corp., Revenue Bonds
3.00%, 07/15/2019 - 01/15/2020	680,000	703,636
Kokomo-Center School Building Corp., Revenue Bonds
Series A
4.00%, 07/15/2018	475,000	512,986
5.00%, 07/15/2019	500,000	568,470
Lake County Public Library District, General Obligation Unlimited
4.00%, 08/01/2019	40,000	43,990

		6,189,116

Iowa - 0.3%
Iowa State Board of Regents, Revenue Bonds
4.00%, 09/01/2022	50,000	56,210
Southeast Polk Community School District, General Obligation Unlimited
Series B, BAM
5.00%, 05/01/2020	625,000	715,556

		771,766

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas - 0.2%
City of Dodge City, Revenue Bonds
3.00%, 07/15/2021 - 07/15/2022	$ 360,000	$ 375,293
Kansas Development Finance Authority, Revenue Bonds
Series A
5.00%, 01/01/2020	90,000	103,162

		478,455

Kentucky - 3.8%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	66,037
3.25%, 09/01/2028	545,000	551,442
City of Covington, General Obligation Unlimited
AGM
3.00%, 04/01/2021 - 04/01/2023	255,000	264,870
County of Warren, Revenue Bonds
Series B
4.00%, 04/01/2017	25,000	26,224
Eastern Kentucky University, Revenue Bonds
Series A
4.00%, 04/01/2025	575,000	636,416
Floyd County School District Finance Corp., Revenue Bonds
3.00%, 08/01/2024	1,190,000	1,214,847
Kentucky Asset Liability Commission, Revenue Bonds
NATL-RE
5.25%, 09/01/2019	150,000	173,289
Kentucky Municipal Power Agency, Revenue Bonds
Series A, NATL
5.00%, 09/01/2023 - 09/01/2026	1,150,000	1,336,620
Kentucky Turnpike Authority, Revenue Bonds
Series A
5.00%, 07/01/2021	25,000	29,417
Morehead State University, Revenue Bonds
Series A
3.00%, 04/01/2027	830,000	822,522
4.00%, 04/01/2030 - 04/01/2032	4,330,000	4,503,646
Paducah Electric Plant Board, Revenue Bonds
Series A, ASSURED GTY
3.20%, 10/01/2017	485,000	507,538

		10,132,868

Louisiana - 0.1%
Fremaux Economic Development District, Revenue Bonds
5.00%, 11/01/2034	290,000	302,134

Maine - 0.0% (E)
Maine Municipal Bond Bank, Revenue Bonds
Series B
5.00%, 11/01/2022 - 11/01/2025	75,000	89,072

Maryland - 0.8%
City of Baltimore Special Obligation, Tax Allocation
4.00%, 06/15/2018	150,000	159,841

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
City of Baltimore Special Obligation, Tax Allocation (continued)
5.00%, 06/15/2019 - 06/15/2020	$ 400,000	$ 449,112
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/01/2021	35,000	41,303
Montgomery County Revenue Authority, Revenue Bonds
Series A
4.00%, 11/01/2020	380,000	422,321
5.00%, 11/01/2021 - 11/01/2022	825,000	969,711
Washington Suburban Sanitary Commission, General Obligation Unlimited
4.25%, 06/01/2025	75,000	77,366

		2,119,654

Michigan - 2.6%
Armada Area Schools, General Obligation Unlimited
Q-SBLF
5.00%, 05/01/2021	765,000	889,381
Avondale School District, General Obligation Unlimited
AGM, Q-SBLF
4.00%, 05/01/2021	70,000	70,674
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGC, ICC, NATL-RE
4.50%, 07/01/2035	60,000	60,054
Series A, AGM
5.25%, 07/01/2023 - 07/01/2024	80,000	93,713
Series A, NATL-RE
5.25%, 07/01/2019	60,000	63,566
Series B, NATL
4.50%, 07/01/2022	50,000	50,499
Series B, NATL-RE
5.50%, 07/01/2016	25,000	26,045
City of Detroit Water Supply System Revenue, Revenue Bonds
Series A, NATL-RE
5.00%, 07/01/2034	10,000	10,033
Series C, AGM
5.00%, 07/01/2026 - 07/01/2033	165,000	168,340
Series C, BHAC, FGIC
4.25%, 07/01/2018	100,000	107,878
Series D, AGM
5.00%, 07/01/2025	100,000	102,149
Decatur Public School District, General Obligation Unlimited
Q-SBLF
3.00%, 05/01/2022	660,000	695,072
Detroit City School District, General Obligation Unlimited
Series A, AGM, Q-SBLF
5.25%, 05/01/2027	145,000	166,953
Forest Hills Public Schools, General Obligation Unlimited
Series I
3.00%, 05/01/2023 - 05/01/2024	825,000	867,701
Fraser Public School District, General Obligation Unlimited
Q-SBLF
5.00%, 05/01/2021	675,000	784,748

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Godfrey-Lee Public School District, General Obligation Unlimited
AGM, Q-SBLF
4.50%, 05/01/2023	$ 50,000	$ 50,171
Grand Valley State University, Revenue Bonds
Series B
5.00%, 12/01/2026	55,000	64,268
Michigan Municipal Bond Authority, Revenue Bonds
5.00%, 10/01/2019	25,000	28,899
Michigan State Financing Authority, Revenue Bonds
Series D2, AGM
5.00%, 07/01/2026	250,000	283,730
Michigan State Hospital Finance Authority, Revenue Bonds
5.00%, 11/15/2020	25,000	28,770
Series A
6.00%, 12/01/2017	120,000	134,017
Michigan State Housing Development Authority, Revenue Bonds
Series D
1.35%, 10/01/2016	50,000	50,348
Mount Clemens Community School District, General Obligation Unlimited
Q-SBLF
5.00%, 05/01/2020	950,000	1,071,001
Saranac Community School District, General Obligation Unlimited
Series A, Q-SBLF
4.00%, 05/01/2025 - 05/01/2026 (C)	760,000	826,626
Sturgis Public School District, General Obligation Unlimited
Series A, Q-SBLF
5.00%, 05/01/2026	45,000	52,961
Township of Hartland, General Obligation Limited
3.00%, 04/01/2020	30,000	31,986
Wayne County Airport Authority, Revenue Bonds
Series B
4.00%, 12/01/2021	40,000	44,026
5.00%, 12/01/2019 - 12/01/2022	180,000	206,129

		7,029,738

Minnesota - 1.2%
City of Cologne, Revenue Bonds
Series A
4.00%, 07/01/2023	310,000	322,152
City of Duluth, General Obligation Unlimited
Series D
3.13%, 02/01/2026	110,000	113,559
City of Rochester, Revenue Bonds
Series C
4.50%, 11/15/2038 (B)	50,000	57,892
Dakota County Community Development Agency, Revenue Bonds
Series A
5.00%, 09/01/2029 (D)	705,000	734,222
Minesota State Housing Finance Agency, Revenue Bonds
Series C
2.80%, 07/01/2024 (C)	400,000	400,940
2.95%, 07/01/2025 (C)	300,000	300,861
3.10%, 07/01/2026 (C)	400,000	400,976

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Minnesota Housing Finance Agency, Revenue Bonds
Series A
2.60%, 07/01/2021	$ 95,000	$ 97,845
Series B
3.20%, 07/01/2025	590,000	610,054
3.35%, 07/01/2026	45,000	46,435
St Paul Housing & Redevelopment Authority, Revenue Bonds
Series B
4.25%, 04/01/2025 (D)	200,000	200,380

		3,285,316

Mississippi - 1.5%
City of Gulfport, General Obligation Unlimited
BAM
5.00%, 07/01/2021	2,525,000	2,945,741
Mississippi Development Bank, Revenue Bonds
AGM
4.00%, 07/01/2018	25,000	26,836
5.00%, 12/01/2019	595,000	680,823
5.25%, 04/01/2017	150,000	160,729
Series A
5.25%, 01/01/2025	85,000	101,277
Mississippi Home Corp., Revenue Bonds
Series B-1, GNMA, FNMA
4.25%, 12/01/2018	10,000	10,699

		3,926,105

Missouri - 0.5%
Grundy County Industrial Development Authority, Revenue Bonds
5.15%, 09/01/2017	100,000	104,259
Industrial Development Authority of the City of St. Louis, Tax Allocation
3.75%, 11/01/2027	650,000	638,865
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA
1.45%, 05/01/2019	35,000	35,060
St Louis County Industrial Development Authority, Special Assessment
2.00%, 03/01/2019 (A)	300,000	297,582
2.38%, 03/01/2020 (A)	300,000	297,867

		1,373,633

Montana - 0.1%
Montana Board of Housing, Revenue Bonds
Series A-3
3.38%, 12/01/2025	140,000	146,552

Nebraska - 0.4%
Thurston County School District No. 16, General Obligation Limited
3.45%, 06/15/2025 (C)	270,000	268,469
3.60%, 06/15/2026 (C)	180,000	179,383
3.70%, 06/15/2027 (C)	290,000	289,916
3.80%, 06/15/2028 (C)	100,000	99,740
3.88%, 06/15/2029 (C)	100,000	99,307
4.05%, 06/15/2031 (C)	200,000	199,528

		1,136,343

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada - 0.1%
Clark County School District, General Obligation Limited
Series A, NATL
5.00%, 06/15/2025	$ 100,000	$ 110,048
County of Clark, Revenue Bonds
5.00%, 07/01/2024	25,000	28,172
Nevada System of Higher Education, Revenue Bonds
Series A
5.00%, 07/01/2021 - 07/01/2024	145,000	170,259

		308,479

New Hampshire - 0.0% (E)
New Hampshire State Turnpike System, Revenue Bonds
Series B
5.00%, 02/01/2022	30,000	35,313

New Jersey - 7.4%
Camden County Improvement Authority, Revenue Bonds
4.00%, 01/15/2019 - 01/15/2020	1,920,000	2,106,520
5.00%, 01/15/2026	475,000	553,503
Series A
3.50%, 09/01/2018	50,000	53,381
4.00%, 12/01/2018 - 12/15/2025	2,380,000	2,637,657
Casino Reinvestment Development Authority, Revenue Bonds
AGM
5.00%, 11/01/2026	575,000	648,761
City of Atlantic City, General Obligation Unlimited
AGM
4.00%, 08/01/2016	250,000	254,340
City of Bayonne, General Obligation Unlimited
AGM
5.00%, 08/01/2023 - 08/01/2024	970,000	1,115,367
Series A, BAM
5.00%, 11/15/2018	260,000	289,468
City of Jersey City, General Obligation Unlimited
BAM
5.00%, 12/01/2018	1,610,000	1,806,661
City of Newark, General Obligation Unlimited
Series A
5.00%, 10/01/2020	475,000	521,688
City of Paterson, General Obligation Unlimited
AGM
5.00%, 06/15/2019	100,000	110,543
City of Trenton, General Obligation Unlimited
AGM
4.00%, 04/15/2020	260,000	282,272
ASSURED GTY
5.00%, 07/15/2020	705,000	807,288
BAM
5.00%, 12/01/2023 - 12/01/2026 (C)	1,950,000	2,215,658
County of Middlesex, Certificate of Participation
5.00%, 10/15/2026	40,000	47,107

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Freehold Regional High School District, General Obligation Unlimited NATL
5.00%, 03/01/2019	$ 25,000	$ 28,154
Gloucester County Improvement Authority, Revenue Bonds
Series A
4.00%, 12/01/2018	1,350,000	1,467,261
Lacey Municipal Utilities Authority, Revenue Bonds
4.00%, 12/01/2022	100,000	111,540
Little Egg Harbor Board of Education, General Obligation Unlimited
AGM
4.00%, 01/15/2021	225,000	248,679
Matawan-Aberdeen Regional School District, General Obligation Unlimited
5.00%, 09/15/2019	25,000	28,423
New Jersey Economic Development Authority, Revenue Bonds
Series EE
5.25%, 09/01/2022	25,000	27,418
Series K, AMBAC
5.50%, 12/15/2019	500,000	554,495
New Jersey Educational Facilities Authority, Revenue Bonds
Series A, AGC, ICC
4.00%, 07/01/2018	75,000	80,978
Series D
5.00%, 07/01/2019	100,000	112,573
Series D, NATL
5.00%, 07/01/2017	60,000	64,532
Series F, ASSURED GTY
4.00%, 07/01/2020	785,000	868,642
Series G, NATL-RE
4.00%, 07/01/2018	50,000	52,595
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
4.00%, 11/15/2018	50,000	54,353
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM, CR
5.50%, 12/15/2021	435,000	498,971
Series B, AGC, ICC, MBIA
5.50%, 12/15/2021	65,000	74,559
Series B, NATL-RE
5.50%, 12/15/2016	700,000	739,249
Passaic County Improvement Authority, Revenue Bonds
5.00%, 05/01/2019 - 05/01/2020	900,000	1,022,274
Paulsboro School District, General Obligation Unlimited
AGM
3.00%, 04/01/2021	95,000	101,553
River Edge School District, General Obligation Unlimited
3.00%, 02/01/2020	25,000	26,528
South Jersey Transportation Authority LLC, Revenue Bonds
ASSURED GTY
4.00%, 11/01/2016	100,000	103,923
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A
4.50%, 06/01/2023	30,000	30,012

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Township of Lakewood, General Obligation Unlimited
BAM
4.00%, 11/01/2019	$ 145,000	$ 159,992
Township of Voorhees, General Obligation Unlimited
3.00%, 06/01/2020	60,000	63,985

		19,970,903

New Mexico - 1.7%
City of Farmington, Revenue Bonds
Class B
1.88%, 04/01/2029 (B)	575,000	575,127
Class E
1.88%, 04/01/2029 (B)	800,000	800,176
Series A
1.88%, 04/01/2029 (B)	2,000,000	2,000,440
County of Los Alamos, Revenue Bonds
5.00%, 06/01/2024	135,000	159,134
Las Cruces School District No. 2, General Obligation Unlimited
Series A
4.00%, 08/01/2027	1,000,000	1,106,700
New Mexico Educational Assistance Foundation, Revenue Bonds
Series A-1
4.00%, 12/01/2020	25,000	27,974

		4,669,551

New York - 4.0%
Albany Capital Resource Corp., Revenue Bonds
Series A
5.00%, 12/01/2027 - 12/01/2033	425,000	478,049
City of Long Beach, General Obligation Limited
Series B, BAM
3.00%, 12/15/2018	335,000	352,330
County of Chautauqua, General Obligation Limited
AGM
4.00%, 06/01/2019	25,000	27,357
County of Monroe, General Obligation Limited
AGM
5.00%, 06/01/2020	3,955,000	4,581,116
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.00%, 11/15/2025	50,000	59,659
Nassau Health Care Corp., Revenue Notes
2.25%, 01/15/2016 (D)	200,000	200,940
New York Mortgage Agency, Revenue Bonds
3.45%, 10/01/2030	930,000	934,827
New York State Dormitory Authority, Revenue Bonds
Series A
5.00%, 07/01/2018 - 03/15/2028	775,000	908,622
Series A, NATL
5.50%, 05/15/2024	55,000	69,158
Niagara Falls City School District, Certificate of Participation
AGM
5.00%, 06/15/2024 - 06/15/2025	790,000	915,736

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Niagara Tobacco Asset Securitization Corp., Revenue Bonds
4.00%, 05/15/2029	$ 250,000	$ 250,047
North East Joint Fire District, General Obligation Limited
Series A, BAM
3.50%, 12/15/2019	60,000	65,237
Suffolk County, General Obligation Limited
Series B, AGM
5.00%, 10/01/2020	620,000	720,769
Town of Oyster Bay, General Obligation Limited
AGM
3.25%, 08/01/2022	1,015,000	1,072,368
Series B, AGM
3.00%, 11/01/2017	35,000	36,505

		10,672,720

North Carolina - 0.4%
City of Charlotte, Certificate of Participation
Series A
5.00%, 12/01/2021	25,000	29,515
County of Mecklenburg, Certificate of Participation
Series B
5.00%, 02/01/2018	30,000	33,044
County of Sampson, Revenue Bonds
4.00%, 12/01/2019	585,000	647,291
County of Union, Revenue Bonds
4.00%, 12/01/2022	40,000	44,774
North Carolina State Medical Care Commission, Revenue Bonds
ASSURED GTY
3.50%, 02/15/2019	130,000	139,849
Onslow County Hospital Authority, Revenue Bonds
NATL-RE, FHA
5.13%, 04/01/2019	75,000	78,844
Winston-Salem State University, Revenue Bonds
5.00%, 06/01/2023	200,000	226,008

		1,199,325

North Dakota - 0.5%
City of Bismarck Water Revenue, Revenue Bonds
2.50%, 04/01/2026	135,000	131,802
Grand Forks Park District, Revenue Bonds
3.00%, 12/01/2020	820,000	872,423
North Dakota Housing Finance Agency, Revenue Bonds
2.25%, 01/01/2021	100,000	100,866
2.55%, 01/01/2022	185,000	187,299
2.80%, 07/01/2023	155,000	156,874

		1,449,264

Ohio - 3.9%
American Municipal Power, Inc., Revenue Bonds
Series C
5.25%, 02/15/2019	45,000	51,111
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2
5.13%, 06/01/2024	1,530,000	1,269,028

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Butler County Port Authority, Revenue Bonds
Series A
5.00%, 12/01/2024	$ 545,000	$ 634,860
City of Lorain, General Obligation Limited
BAM
3.00%, 12/01/2024	45,000	46,697
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM
5.00%, 12/01/2023	685,000	816,958
County of Allen, Revenue Bonds
Series B
4.13%, 09/01/2020	60,000	66,438
County of Lucas, Revenue Bonds
Series D
5.00%, 11/15/2018	25,000	28,139
County of Warren, Revenue Bonds
4.00%, 07/01/2018	125,000	133,884
5.00%, 07/01/2022 - 07/01/2023	425,000	486,010
Franklin County Convention Facilities Authority, Revenue Bonds
AMBAC
5.00%, 12/01/2023	100,000	101,574
Ohio Higher Educational Facility Commission, Revenue Bonds
Series C
5.00%, 05/01/2020 - 05/01/2022	1,145,000	1,314,841
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2019	35,000	39,451
Ohio Housing Finance Agency, Revenue Bonds
Series 1, GNMA, FNMA
3.80%, 05/01/2021	25,000	27,215
Ohio State Water Development Authority, Revenue Bonds
Series C
4.00%, 06/01/2033 (B)	1,250,000	1,293,125
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds
Series A, AGM
4.00%, 12/01/2031	2,000,000	2,005,640
4.25%, 12/01/2036	1,950,000	1,961,193
Toledo-Lucas County Port Authority, Revenue Bonds
Series A
5.00%, 07/01/2020	165,000	182,601

		10,458,765

Oklahoma - 0.7%
Grady County School Finance Authority, Revenue Bonds
5.00%, 09/01/2022	440,000	509,648
Grand River Dam Authority, Revenue Bonds
Series A
4.00%, 06/01/2024	485,000	544,170
Oklahoma Development Finance Authority, Revenue Bonds
4.00%, 07/01/2016 - 07/01/2018 (C)	650,000	678,481
5.00%, 06/01/2020	25,000	29,046
Series A
5.00%, 02/01/2020	50,000	57,750

		1,819,095

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 0.6%
Oregon State Facilities Authority, Revenue Bonds
Series A
5.00%, 10/01/2021	$ 1,190,000	$ 1,363,395
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A
5.00%, 07/01/2019	75,000	85,410
Series B
5.00%, 07/01/2019	45,000	50,822

		1,499,627

Pennsylvania - 7.3%
Allegheny County Hospital Development Authority, Revenue Bonds
Series B
5.00%, 06/15/2018	65,000	72,223
Allegheny Valley Joint School District, General Obligation Limited
BAM
5.00%, 11/01/2023	40,000	47,466
Beaver County Industrial Development Authority, Revenue Bonds
Series B
3.50%, 12/01/2035 (B)	840,000	844,956
Berks County Municipal Authority, Revenue Bonds
Series A3
4.75%, 11/01/2018	100,000	111,143
Borough of Mechanicsburg, General Obligation Unlimited
BAM
2.00%, 12/01/2017	80,000	81,752
Butler Township Technical School Authority, Revenue Bonds
AGM
3.50%, 03/01/2023	50,000	50,041
Central Bradford Progress Authority, Revenue Bonds
5.25%, 12/01/2019	95,000	109,586
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series C, AGM
5.00%, 08/01/2020	335,000	390,221
Commonwealth Financing Authority, Revenue Bonds
Series B-1, AGM
5.00%, 06/01/2025	3,000,000	3,536,280
County of Bedford, General Obligation Unlimited
Series A, BAM
2.13%, 09/01/2021	115,000	112,498
3.00%, 09/01/2019	100,000	106,737
County of Lebanon, General Obligation Unlimited
Series A, BAM
2.00%, 10/15/2019	550,000	557,865
County of Luzerne, General Obligation Unlimited
Series A, AGM
5.00%, 11/15/2022	450,000	512,109

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
County of Westmoreland, General Obligation Unlimited
Series A
5.00%, 12/01/2021	$ 25,000	$ 29,711
Erie County Conventional Center Authority, Revenue Bonds
5.00%, 01/15/2026	1,775,000	2,074,549
Hempfield Area School District, General Obligation Unlimited
Series B, XCLA
4.00%, 03/15/2021	25,000	26,107
Indiana County Hospital Authority, Revenue Bonds
Series A
5.50%, 06/01/2029	250,000	273,760
Monroeville Municipal Authority, Revenue Bonds
Series A, AGM
2.00%, 12/01/2018	10,000	10,208
Montgomery County Industrial Development Authority, Revenue Bonds
3.00%, 01/01/2016	505,000	507,055
Series A
2.50%, 10/01/2030 (B)	3,000,000	2,998,620
Penn Hills School District, General Obligation Limited
BAM
3.00%, 10/01/2017	895,000	917,321
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/15/2020	50,000	56,970
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, AGM
5.25%, 07/15/2022	75,000	89,034
Philadelphia School District, General Obligation Unlimited
Series B
4.00%, 09/01/2015	70,000	70,216
Reading Area Water Authority, Revenue Bonds
AGM
4.00%, 12/01/2025	595,000	639,577
Saxonburg Area Authority, Revenue Bonds
AGM
3.00%, 03/01/2018	215,000	224,316
School District of Philadelphia, General Obligation Limited
Series A, AMBAC
5.00%, 08/01/2016	50,000	50,000
School District of Philadelphia, General Obligation Unlimited
Series C
5.00%, 09/01/2017	150,000	161,656
State Public School Building Authority, Revenue Bonds
5.00%, 03/01/2019 - 09/15/2022	490,000	567,691
5.25%, 03/01/2020	170,000	195,626
AGM
4.00%, 10/01/2017 - 10/01/2018	1,475,000	1,590,725
5.00%, 10/01/2020 - 10/01/2023	360,000	416,684
BAM-TCRS
5.00%, 10/01/2019	410,000	462,427

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Unity Township Municipal Authority, Revenue Bonds
Series A, AGM
5.00%, 12/01/2022	$ 45,000	$ 52,936
West Mifflin School District, General Obligation Unlimited
AGM
5.00%, 10/01/2020 - 10/01/2022	1,600,000	1,809,016

		19,757,082

Puerto Rico - 2.6%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM
5.50%, 07/01/2016 - 07/01/2019	865,000	864,342
AGM, CR
4.50%, 07/01/2023	15,000	14,463
5.25%, 07/01/2016 - 07/01/2017	135,000	134,918
NATL-RE
6.00%, 07/01/2016	55,000	55,172
NATL-RE, IBC
Zero Coupon, 07/01/2016	155,000	149,367
Series A, AGM
5.25%, 07/01/2024	285,000	285,302
Series A, ASSURED GTY
4.00%, 07/01/2016	60,000	59,998
5.00%, 07/01/2016 - 07/01/2017	170,000	171,753
Series A, NATL-RE
5.50%, 07/01/2019 - 07/01/2020	50,000	49,977
Series A, NATL-RE, IBC
5.50%, 07/01/2016 - 07/01/2018	250,000	250,417
Government Development Bank for Puerto Rico, Revenue Bonds
NATL-RE
4.75%, 12/01/2015	610,000	610,000
Puerto Rico Electric Power Authority, Revenue Bonds
AGM
5.00%, 07/01/2030	570,000	538,450
Series DDD, AGM
5.00%, 07/01/2023	25,000	24,751
Series KK, NATL-RE
5.50%, 07/01/2016	100,000	99,042
Series LL, NATL-RE
5.50%, 07/01/2016 - 07/01/2017	185,000	182,973
Series MM, NATL-RE
5.00%, 07/01/2020	10,000	9,515
Series RR, AGM
5.00%, 07/01/2020	1,000,000	991,380
Series SS, AGM
5.00%, 07/01/2019	45,000	44,683
Series TT AGM, CR
5.00%, 07/01/2017	80,000	79,708
Series TT, ASSURED GTY
5.00%, 07/01/2018	10,000	9,946
Series UU, AGC
5.00%, 07/01/2026	500,000	486,975
Series UU, AGM
5.00%, 07/01/2016 - 07/01/2024	600,000	594,590
Puerto Rico Highways & Transportation Authority, Revenue Bonds
NATL-RE
5.00%, 07/01/2018	15,000	14,780
Series CC, AGM, CR
5.50%, 07/01/2029	25,000	24,987

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highways & Transportation Authority, Revenue Bonds (continued)
Series E, AGM
5.50%, 07/01/2016 - 07/01/2017	$ 130,000	$ 130,580
Series L, AGC
5.25%, 07/01/2017 - 07/01/2019	270,000	270,161
Series Z, AGM
6.25%, 07/01/2016	15,000	15,165
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series C, AMBAC
5.50%, 07/01/2016	65,000	64,791
Puerto Rico Municipal Finance Agency, General Obligation Unlimited
Series A, AGM
5.00%, 08/01/2027	50,000	48,504
5.25%, 08/01/2015 - 08/01/2018	125,000	124,992
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM
5.00%, 08/01/2019 - 08/01/2030	390,000	378,500
Series C, AGM
5.00%, 08/01/2015 - 08/01/2016	250,000	250,047
5.25%, 08/01/2017	25,000	25,118
University of Puerto Rico, Revenue Bonds
Series P, NATL-RE, IBC
5.00%, 06/01/2017	55,000	53,760

		7,109,107

Rhode Island - 1.8%
Providence Redevelopment Agency, Revenue Bonds
Series A
5.00%, 04/01/2021	400,000	449,828
Series A, AGM
5.00%, 04/01/2025	715,000	820,470
Rhode Island Commerce Corp., Revenue Bonds
Series A, ASSURED GTY
5.25%, 06/15/2021	50,000	56,175
Rhode Island Health & Educational Building Corp., Revenue Bonds
AGM
4.00%, 05/15/2023 - 05/15/2024	1,955,000	2,116,981
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, 06/01/2023 - 06/01/2027	1,130,000	1,282,030

		4,725,484

South Carolina - 1.7%
County of Newberry, Revenue Bonds
ASSURED GTY
4.20%, 12/01/2018	75,000	75,789
County of Richland, Revenue Bonds
Series A
3.88%, 04/01/2023	290,000	308,276
Fort Mill School Facilities, Revenue Bonds
5.00%, 12/01/2022	1,000,000	1,169,740
Piedmont Municipal Power Agency, Revenue Bonds
Series A-4
5.00%, 01/01/2020	35,000	40,103
Scago Educational Facilities Corp. for Cherokee School District No. 1, Revenue Bonds
5.00%, 12/01/2020	1,000,000	1,154,750

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 30, 2012

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds
5.00%, 12/01/2020	$ 1,000,000	$ 1,146,050
South Carolina Jobs-Economic Development Authority, Revenue Bonds
Series A
5.00%, 08/01/2016	40,000	41,548
South Carolina State Housing Finance & Development Authority, Revenue Bonds
GNMA, FNMA
2.00%, 07/01/2020	320,000	324,435
South Carolina State Public Service Authority, Revenue Bonds
Series C
5.00%, 12/01/2025	390,000	461,697

		4,722,388

South Dakota - 1.5%
City of Deadwood, Certificate of Participation
3.00%, 11/01/2020 (C)	2,295,000	2,385,630
South Dakota Health & Educational Facilities Authority, Revenue Bonds
Series B
3.00%, 08/01/2019 - 08/01/2021	1,565,000	1,656,214

		4,041,844

Tennessee - 0.7%
Tennessee Housing Development Agency, Revenue Bonds
2.35%, 07/01/2021 (C)	1,955,000	1,969,056
Tennessee State School Bond Authority, Revenue Bonds
Series C
5.00%, 05/01/2019	30,000	34,287

		2,003,343

Texas - 6.3%
Brazoria County Municipal Utility District No. 21, General Obligation Unlimited
BAM
3.50%, 09/01/2024	310,000	326,526
Brazoria-Fort Bend County Municipal Utility District No. 1, General Obligation Unlimited
AGM
3.00%, 09/01/2024	50,000	51,784
MAC
3.00%, 09/01/2022	1,375,000	1,403,490
Cinco Southwest Municipal Utility District No. 1, Revenue Bonds
BAM
2.00%, 12/01/2018	570,000	582,654
City of Brownsville, General Obligation Limited
5.00%, 02/15/2026	275,000	323,692
City of Corpus Christi Utility System Revenue, Revenue Bonds
5.00%, 07/15/2019	60,000	68,316
City of Laredo International Toll Bridge System Revenue, Revenue Bonds
AGM
5.00%, 10/01/2022 - 10/01/2023	610,000	710,264
City of Pearland, General Obligation Limited
5.00%, 03/01/2023	25,000	29,846
City of Pflugerville, General Obligation Limited
4.00%, 08/01/2022 - 08/01/2024	270,000	303,090

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Weatherford Utility System Revenue, Revenue Bonds
AGM
5.00%, 09/01/2025 - 09/01/2026 (C)	$ 425,000	$ 499,673
City of Westworth Village, General Obligation Limited
BAM
3.00%, 08/15/2019	35,000	37,249
Dawson County Hospital District, General Obligation Limited
NATL
3.50%, 02/15/2023	595,000	616,670
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM
3.00%, 09/01/2026	160,000	156,835
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2022	530,000	611,743
Fort Bend County Levee Improvement District No. 7, General Obligation Unlimited
3.00%, 03/01/2023	250,000	263,143
Fort Bend County Municipal Utility, General Obligation Unlimited
BAM
3.00%, 09/01/2022	180,000	186,476
Fort Bend County Municipal Utility District No. 133, General Obligation Unlimited
AGM
2.00%, 09/01/2019	150,000	152,418
Fort Bend County Municipal Utility District No. 139, General Obligation Unlimited
BAM
3.75%, 09/01/2026	50,000	52,014
Fort Bend County Municipal Utility District No. 142, General Obligation Unlimited
MAC
3.00%, 09/01/2026	640,000	620,691
Fort Bend County Municipal Utility District No. 151, General Obligation Unlimited
MAC
3.00%, 09/01/2026	820,000	800,476
Fort Bend County Municipal Utility District No. 50, General Obligation Unlimited
MAC
4.00%, 09/01/2024	305,000	328,638
Fort Bend County Municipal Utility District No. 57, General Obligation Unlimited
AGM
3.00%, 04/01/2023 - 04/01/2024	485,000	490,635
Fort Bend County Municipal Utility District No. 58, General Obligation Unlimited
AGM
2.00%, 04/01/2020	180,000	180,499
3.00%, 04/01/2021	150,000	155,166
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A
4.38%, 11/15/2021	20,000	22,050
Series B
5.25%, 12/01/2017	40,000	43,982
5.50%, 12/01/2018	200,000	227,696

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 105, General Obligation Unlimited
Series A, BAM
3.00%, 03/01/2021 - 03/01/2022	$ 215,000	$ 219,703
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC
2.00%, 09/01/2019	225,000	226,877
3.00%, 09/01/2021 - 09/01/2023	360,000	366,808
4.00%, 09/01/2024	220,000	234,227
Harris County Municipal Utility District No. 419, General Obligation Unlimited
Series A, BAM
3.00%, 09/01/2026	140,000	139,282
Harris County Municipal Utility District No. 49, General Obligation Unlimited
BAM
6.00%, 04/01/2020	50,000	58,898
Harris-Fort Bend Counties Municipal Utility District No. 3, General Obligation Unlimited
AGM
3.00%, 04/01/2018 - 04/01/2019	500,000	519,290
Laredo Independent School District, General Obligation Unlimited
5.00%, 08/01/2019	75,000	85,420
Lower Colorado River Authority, Revenue Bonds
5.00%, 05/15/2020	35,000	40,477
Main Street Market Square Redevelopment Authority, Tax Allocation
BAM
4.00%, 09/01/2022 - 09/01/2023	1,035,000	1,124,478
Matagorda County Hospital District, Revenue Bonds
FHA
3.63%, 08/15/2016	100,000	102,930
Metropolitan Transit Authority of Harris County, Revenue Bonds
Series A
5.00%, 11/01/2020	40,000	45,887
Montgomery County Municipal Utility District No. 112, General Obligation Unlimited
BAM
2.50%, 10/01/2022	85,000	83,581
3.00%, 10/01/2023	95,000	96,317
Montgomery County Municipal Utility District No. 84, General Obligation Unlimited
Series A, AGM
2.00%, 09/01/2020 (C)	310,000	308,410
Montgomery County Municipal Utility District No. 94, General Obligation Unlimited
Series A, BAM
3.25%, 10/01/2026	110,000	110,707
North Central Texas Health Facility Development Corp., Revenue Bonds
5.00%, 08/15/2022	90,000	106,304
Northwest Harris County Municipal Utility District No. 10, General Obligation Unlimited
BAM
2.00%, 04/01/2021	150,000	148,125

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM
3.00%, 10/01/2028	$ 520,000	$ 499,470
3.13%, 10/01/2029 - 10/01/2030	1,635,000	1,572,056
3.25%, 10/01/2031	1,430,000	1,381,294
Rolling Creek Utility District, General Obligation Unlimited
MAC
3.00%, 09/01/2026	210,000	213,129
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
Series B, ASSURED GTY
4.50%, 09/01/2019	65,000	72,194
University of Houston, Revenue Bonds
Series A
5.00%, 02/15/2024	40,000	46,316

		17,047,896

Utah - 0.9%
City of Riverton, Revenue Bonds
5.00%, 08/15/2018 - 08/15/2019	135,000	151,838
South Davis Recreational District, General Obligation Unlimited
4.00%, 01/01/2025	50,000	55,119
Utah State Board of Regents, Revenue Bonds
Series EE-2
5.00%, 11/01/2019	40,000	46,152
Utah State Charter School Finance Authority, Revenue Bonds
4.00%, 04/15/2020	380,000	421,766
4.25%, 04/15/2034	170,000	174,945
Series A
5.00%, 10/15/2024 - 10/15/2025	1,410,000	1,645,853
Washington County Water Conservancy District, Revenue Bonds
5.00%, 10/01/2022	50,000	59,027

		2,554,700

Virginia - 0.8%
Alexandria Industrial Development Authority, Revenue Bonds
3.00%, 10/01/2018	150,000	155,726
4.00%, 10/01/2019 - 10/01/2020	1,290,000	1,393,482
Virginia College Building Authority, Revenue Bonds
Series B
5.00%, 09/01/2028	50,000	56,516
Virginia Housing Development Authority, Revenue Bonds
Series A
2.40%, 03/01/2024	115,000	114,676
2.75%, 03/01/2026	155,000	154,532
Western Regional Jail Authority, Revenue Bonds
3.00%, 12/01/2019	165,000	176,621

		2,051,553

Washington - 0.7%
Central Puget Sound Regional Transit Authority, Revenue Bonds
NATL
4.75%, 02/01/2028	50,000	50,509

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Clark County Public Utility District No. 1, Revenue Bonds
5.00%, 01/01/2024	$ 100,000	$ 118,617
Energy Northwest, Revenue Bonds
Series A
5.25%, 07/01/2018	35,000	39,319
King County School District No. 407, General Obligation Unlimited
5.63%, 12/01/2023	80,000	92,103
Port of Seattle, Revenue Bonds
Series A
5.00%, 08/01/2018	25,000	27,820
Public Utility District No. 1 of Cowlitz County, Revenue Bonds
5.00%, 09/01/2019	705,000	805,061
Snohomish County Public Utility District No. 1, Revenue Bonds
5.00%, 12/01/2021	25,000	29,561
Washington Health Care Facilities Authority, Revenue Bonds
Series A
5.00%, 10/01/2019 - 08/15/2020	60,000	69,275
Series B
4.00%, 08/15/2018	550,000	597,674

		1,829,939

West Virginia - 0.0% (E)
West Virginia University, Revenue Bonds
Series A
5.00%, 10/01/2024	25,000	29,553

Wisconsin - 0.6%
Central Brown County Water Authority, Revenue Bonds
Series A
5.00%, 11/01/2019	50,000	57,578
City of Kaukauna Electric System, Revenue Bonds
BAM
2.00%, 12/15/2018	175,000	178,836
Milwaukee Housing Authority, Revenue Bonds
Series A
3.38%, 07/01/2029	750,000	751,560
Public Finance Authority, Revenue Bonds
Series A
4.50%, 09/01/2026	170,000	179,153
State of Wisconsin, Revenue Bonds
Series A
5.00%, 05/01/2019	25,000	28,562
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/15/2022 - 08/15/2023	140,000	157,534
5.00%, 11/15/2043 (B)	105,000	123,151
Series B
5.00%, 08/15/2018	125,000	139,124

		1,615,498

Total Municipal Government Obligations (Cost $258,528,789)		259,719,627

	Shares	Value
INVESTMENT COMPANIES - 0.2%
Capital Markets - 0.2%
Pioneer Municipal High Income Advantage Trust	18,558	$ 230,676
Pioneer Municipal High Income Trust	18,000	219,060

Total Investment Companies (Cost $492,123)		449,736

	Principal	Value
REPURCHASE AGREEMENT - 8.6%
State Street Bank & Trust Co. 0.01% (F), dated 07/31/2015, to be repurchased at $23,257,245 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $23,722,983.	$ 23,257,226	23,257,226

Total Repurchase Agreement (Cost $23,257,226)		23,257,226

Total Investments (Cost $282,278,138) (G)		283,426,589
Net Other Assets (Liabilities) - (5.0)%		(13,385,591)

Net Assets - 100.0%		$ 270,040,998

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2015 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Municipal Government Obligations	$—	$259,719,627	$—	$259,719,627
Investment Companies	449,736	—	—	449,736
Repurchase Agreement	—	23,257,226	—	23,257,226

Total Investments	$449,736	$282,976,853	$—	$283,426,589

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $2,564,626, representing 0.9% of the Fund’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(C)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(D)	At July 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Current Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Miami-Dade County Industrial Development Authority, 5.00%, 09/15/2034	07/24/2014	$129,675	$134,616	0.0	%(E)
Municipal Government Obligations	Idaho Housing & Finance Association, Series A, 5.00%, 06/01/2035	04/06/2015	530,126	516,532	0.2
Municipal Government Obligations	Dakota County Community Development Agency, Series A, 5.00%, 09/01/2029	09/04/2014	718,292	734,222	0.3
Municipal Government Obligations	St Paul Housing & Redevelopment Authority, Series B, 4.25%, 04/01/2025	06/19/2015	200,007	200,380	0.1
Municipal Government Obligations	Nassau Health Care Corp., 2.25%, 01/15/2016	01/23/2015	200,944	200,940	0.1

			$1,779,044	$1,786,690	0.7%

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rate disclosed reflects the yield at July 31, 2015.
(G)

Aggregate cost for federal income tax purposes is $282,278,138. Aggregate gross unrealized appreciation and depreciation for all securities is $2,155,882 and $1,007,431, respectively. Net unrealized appreciation for tax purposes is $1,148,451.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
MAC	Municipal Assurance Corp.
MBIA	National Public Finance Guarantee Corp. (formerly Municipal Bond Insurance Association)
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund Program
RE	Reinsured
TCRS	Temporary Custodian Receipts
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2015 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 24.4%
Air Freight & Logistics - 0.2%
Deutsche Post AG	6,844	$ 206,852

Airlines - 0.2%
American Airlines Group, Inc.	7,190	288,319

Auto Components - 1.0%
Faurecia	32,159	1,234,916

Banks - 0.5%
ING Groep NV, CVA	18,250	310,467
Intesa Sanpaolo SpA	86,535	332,820

		643,287

Biotechnology - 0.1%
Receptos, Inc. (A)	501	114,158

Capital Markets - 0.2%
Charles Schwab Corp.	8,708	303,735

Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (A) (B) (C)	23,241	1,150,894

Consumer Finance - 1.3%
Ally Financial, Inc. (A) (C)	74,031	1,685,686

Diversified Financial Services - 0.8%
Citigroup, Inc.	18,164	1,061,867

Diversified Telecommunication Services - 0.4%
Hawaiian Telcom Holdco, Inc. (A) (C)	18,771	467,398

Electronic Equipment, Instruments & Components - 0.4%
Ingenico Group	3,873	507,658

Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	19,500	1,403,610

Food Products - 0.6%
Tyson Foods, Inc., Class A	16,271	721,619

Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc., Class A (A) (C)	21,357	707,557
Cigna Corp.	13,532	1,949,420
Molina Healthcare, Inc. (A) (B)	7,100	535,553

		3,192,530

Hotels, Restaurants & Leisure - 2.3%
Diamond Resorts International, Inc. (A) (C)	64,799	2,030,801
MGM Resorts International (A) (B)	46,878	919,746

		2,950,547

Household Products - 0.2%
Energizer Holdings, Inc. (A)	7,511	289,249

Industrial Conglomerates - 0.5%
Koninklijke Philips NV	22,510	625,828

Insurance - 0.7%
FNF Group (C)	21,510	840,826

Media - 1.9%
Charter Communications, Inc., Class A (A) (B) (C)	1,233	229,165
Entertainment One, Ltd.	100,000	521,123
Liberty Global PLC, Class A (A) (C)	21,605	1,133,398
Starz, Class A (A)	6,415	259,487
Tribune Publishing Co.	16,758	249,527

		2,392,700

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.7%
Dominion Resources, Inc. (B)	12,591	$ 902,775

Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp., Class A	665	49,443
Exxon Mobil Corp.	2,293	181,628
Hess Corp.	1,697	100,140
Noble Energy, Inc. (B)	15,700	553,111

		884,322

Pharmaceuticals - 1.9%
AbbVie, Inc., Class G (C)	28,274	1,979,463
Mylan NV (A)	8,141	455,814

		2,435,277

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc. (A) (B)	11,689	153,126

Real Estate Management & Development - 1.1%
BUWOG AG (A)	25,002	504,412
Conwert Immobilien Invest SE (A)	75,000	909,763

		1,414,175

Semiconductors & Semiconductor Equipment - 0.5%
Xilinx, Inc.	13,749	574,021

Software - 2.7%
Red Hat, Inc. (A) (C)	24,100	1,905,828
Synchronoss Technologies, Inc. (A) (B)	33,187	1,586,339

		3,492,167

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	29,530	916,316

Trading Companies & Distributors - 0.2%
Air Lease Corp., Class A	8,720	308,252

Total Common Stocks (Cost $31,572,225)		31,162,110

	Principal	Value
CONVERTIBLE BONDS - 52.9%
Aerospace & Defense - 0.9%
Airbus Group SE Series MTN
Zero Coupon, 07/01/2022 (D)	EUR 1,000,000	1,155,909

Biotechnology - 2.0%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018 (C)	$ 1,514,000	2,485,799

Communications Equipment - 12.1%
Alcatel-Lucent
Zero Coupon, 01/30/2019 (D) (E)	EUR 192,544,300	9,714,559
Ciena Corp.
3.75%, 10/15/2018 (E) (F)	$ 4,000,000	5,710,000

		15,424,559

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Construction & Engineering - 2.2%
Implenia AG
0.50%, 06/30/2022 (D)	CHF 2,690,000	$ 2,816,942

Diversified Telecommunication Services - 2.0%
Inmarsat PLC
1.75%, 11/16/2017 (D) (E)	$ 1,800,000	2,569,500

Food & Staples Retailing - 2.9%
J Sainsbury PLC
2.88%, 12/29/2049 (G) (H)	GBP 2,400,000	3,751,485

Health Care Equipment & Supplies - 3.6%
HeartWare International, Inc.
1.75%, 12/15/2021 (C) (E) (F)	$ 4,188,000	4,630,357

Health Care Providers & Services - 4.1%
Omnicare, Inc.
3.25%, 12/15/2035 (C) (E)	4,150,000	5,218,625

Internet & Catalog Retail - 1.4%
Ctrip.com International, Ltd.
1.00%, 07/01/2020 (F)	646,000	612,085
Shutterfly, Inc.
0.25%, 05/15/2018	1,149,000	1,126,020

		1,738,105

Internet Software & Services - 3.9%
Twitter, Inc.
1.00%, 09/15/2021 (C) (E) (F)	5,794,000	5,015,431

Media - 0.9%
Liberty Interactive LLC
3.50%, 01/15/2031 (C)	2,150,000	1,104,563

Metals & Mining - 3.0%
U.S. Steel Corp.
2.75%, 04/01/2019 (E)	3,500,000	3,882,812

Pharmaceuticals - 2.6%
Clovis Oncology, Inc.
2.50%, 09/15/2021 (C) (F)	2,160,000	3,372,300

Real Estate Investment Trusts - 1.6%
Hansteen Jersey Securities, Ltd.
4.00%, 07/15/2018 (D) (E)	EUR 1,200,000	2,082,283

Real Estate Management & Development - 3.1%
Immofinanz AG
1.50%, 09/11/2019 (D)	3,000,000	3,891,926

Technology Hardware, Storage & Peripherals - 3.6%
Ingenico Group
Zero Coupon, 06/26/2022 (D)	353,600	708,840
SanDisk Corp.
1.50%, 08/15/2017 (C) (E)	$ 2,912,000	3,854,760

		4,563,600

Textiles, Apparel & Luxury Goods - 3.0%
Iconix Brand Group, Inc.
2.50%, 06/01/2016 (C) (E)	3,920,000	3,871,000

Total Convertible Bonds (Cost $66,366,443)		67,575,196

CORPORATE DEBT SECURITIES - 13.2%
Banks - 2.2%
Synovus Financial Corp.
7.88%, 02/15/2019 (C)	2,490,000	2,804,363

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.4%
Wind Acquisition Finance SA
7.00%, 04/23/2021 (D)	EUR 200,000	$ 233,927
7.00%, 04/23/2021 (E) (F)	230,000	269,017

		502,944

Energy Equipment & Services - 2.9%
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023 (C)	$ 2,129,000	2,107,710
Seadrill, Ltd.
6.13%, 09/15/2017 (E) (F)	1,928,000	1,658,080

		3,765,790

Food & Staples Retailing - 1.0%
Iceland Bondco PLC
6.25%, 07/15/2021 (D)	GBP 920,000	1,244,558

Hotels, Restaurants & Leisure - 4.2%
Scientific Games International, Inc.
10.00%, 12/01/2022 (E)	$ 5,490,000	5,332,162

Metals & Mining - 0.9%
Commercial Metals Co.
4.88%, 05/15/2023	1,248,000	1,141,920

Oil, Gas & Consumable Fuels - 0.7%
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC
10.00%, 06/01/2020 (C) (F)	1,122,000	984,555

Textiles, Apparel & Luxury Goods - 0.9%
Jo-Ann Stores LLC
8.13%, 03/15/2019 (F)	1,186,000	1,120,770

Total Corporate Debt Securities (Cost $17,184,221)		16,897,062

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.9%
Call - AbbVie, Inc.
Strike Price $71.50
Expires 08/21/2015	140	12,600
Call - AbbVie, Inc.
Strike Price $72.50
Expires 08/21/2015	60	3,000
Call - Air Lease Corp.
Strike Price $35.00
Expires 09/18/2015	120	16,800
Call - Alcatel-Lucent
Strike Price $4.00
Expires 09/18/2015	650	4,875
Call - Anadarko Petroleum Corp.
Strike Price $73.00
Expires 08/21/2015	11	3,157
Call - Anadarko Petroleum Corp.
Strike Price $78.50
Expires 08/21/2015	9	567
Call - Atmel Corp.
Strike Price $9.00
Expires 08/21/2015	230	3,450
Call - Atmel Corp.
Strike Price $9.00
Expires 09/18/2015	550	16,500

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Call - BioMarin Pharmaceutical, Inc.
Strike Price $155.00
Expires 08/21/2015	80	$ 23,200
Call - BioMarin Pharmaceutical, Inc.
Strike Price $165.00
Expires 08/21/2015	63	7,182
Call - Cempra, Inc.
Strike Price $50.00
Expires 08/21/2015	66	3,300
Call - Charles Schwab Corp.
Strike Price $36.00
Expires 08/21/2015	293	7,325
Call - Chevron Corp.
Strike Price $93.50
Expires 08/21/2015	16	448
Call - Chevron Corp.
Strike Price $95.00
Expires 08/21/2015	11	198
Call - Clovis Oncology, Inc.
Strike Price $90.00
Expires 08/21/2015	48	12,480
Call - Clovis Oncology, Inc.
Strike Price $100.00
Expires 08/21/2015	140	14,000
Call - ConocoPhillips
Strike Price $53.50
Expires 08/21/2015	16	416
Call - ConocoPhillips
Strike Price $54.50
Expires 08/21/2015	11	363
Call - Edgewell Personal Care Co.
Strike Price $100.00
Expires 09/18/2015	94	16,920
Call - Esperion Therapeutics, Inc.
Strike Price $85.00
Expires 08/21/2015	24	2,160
Call - Esperion Therapeutics, Inc.
Strike Price $110.00
Expires 08/21/2015	52	1,560
Call - Financial Select Sector SPDR Fund
Strike Price $25.50
Expires 08/07/2015	400	1,200
Call - FNF Group
Strike Price $40.00
Expires 09/18/2015	184	14,720
Call - Hanesbrands, Inc.
Strike Price $35.00
Expires 08/21/2015	160	800
Call - Incyte Corp.
Strike Price $115.00
Expires 09/18/2015	18	7,065
Call - Incyte Corp.
Strike Price $125.00
Expires 08/21/2015	32	4,000
Call - ING Groep NV
Strike Price $17.00
Expires 08/21/2015	300	12,000
Call - Lear Corp.
Strike Price $105.00
Expires 08/21/2015	144	25,920
Call - Medivation, Inc.
Strike Price $100.00
Expires 09/18/2015	23	23,345
Call - MGM Resorts International
Strike Price $19.00
Expires 08/07/2015	155	16,585

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Call - Molson Coors Brewing Co.
Strike Price $70.00
Expires 09/18/2015	71	$ 27,690
Call - Pfizer, Inc.
Strike Price $35.50
Expires 08/07/2015	600	36,000
Call - Pfizer, Inc.
Strike Price $36.00
Expires 09/18/2015	1,200	84,000
Call - QUALCOMM, Inc.
Strike Price $65.50
Expires 08/14/2015	132	4,752
Call - Receptos, Inc.
Strike Price $240.00
Expires 08/21/2015	120	6,000
Call - ServiceNow, Inc.
Strike Price $85.00
Expires 09/18/2015	27	4,320
Call - Staples, Inc.
Strike Price $16.00
Expires 09/18/2015	400	10,000
Call - Synergy Pharmaceuticals, Inc.
Strike Price $15.00
Expires 08/21/2015	200	3,000
Call - TESARO, Inc.
Strike Price $70.00
Expires 09/18/2015	120	8,100
Call - TESARO, Inc.
Strike Price $75.00
Expires 08/21/2015	208	14,040
Call - Twitter, Inc.
Strike Price $40.00
Expires 08/21/2015	170	1,020
Call - Twitter, Inc.
Strike Price $43.00
Expires 09/18/2015	263	2,367
Call - U.S. Steel Corp.
Strike Price $20.00
Expires 08/21/2015	245	16,170
Put - BioMarin Pharmaceutical, Inc.
Strike Price $120.00
Expires 08/21/2015	195	6,337
Put - CenturyLink, Inc.
Strike Price $30.00
Expires 08/21/2015	70	10,290
Put - Citigroup, Inc.
Strike Price $57.00
Expires 08/14/2015	182	6,006
Put - Coach, Inc.
Strike Price $30.50
Expires 08/07/2015	160	16,320
Put - Humana, Inc.
Strike Price $175.00
Expires 09/18/2015	106	32,860
Put - Iconix Brand Group, Inc.
Strike Price $20.00
Expires 08/21/2015	68	5,440
Put - Iconix Brand Group, Inc.
Strike Price $20.00
Expires 09/18/2015	63	7,560
Put - Iconix Brand Group, Inc.
Strike Price $22.50
Expires 08/21/2015	80	14,600
Put - iShares MSCI Brazil Capped ETF
Strike Price $26.50
Expires 08/21/2015	240	6,480

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - iShares MSCI Brazil Capped ETF
Strike Price $27.00
Expires 08/21/2015	240	$ 8,400
Put - iShares MSCI Brazil Capped ETF
Strike Price $28.00
Expires 08/21/2015	290	17,980
Put - Micron Technology, Inc.
Strike Price $18.50
Expires 08/07/2015	200	8,800
Put - Petroleo Brasileiro SA
Strike Price $6.50
Expires 08/21/2015	200	6,000
Put - Seadrill, Ltd.
Strike Price $5.00
Expires 01/20/2017	250	30,000
Put - Seadrill, Ltd.
Strike Price $8.00
Expires 01/20/2017	1,365	334,425
Put - SPDR S&P 500 ETF Trust
Strike Price $200.00
Expires 08/14/2015	400	5,200
Put - SPDR S&P 500 ETF Trust
Strike Price $202.00
Expires 08/21/2015	600	27,000
Put - SPDR S&P 500 ETF Trust
Strike Price $204.00
Expires 08/14/2015	320	11,200
Put - SPDR S&P 500 ETF Trust
Strike Price $205.00
Expires 08/07/2015	472	7,080
Put - SPDR S&P 500 ETF Trust
Strike Price $206.00
Expires 08/14/2015	200	10,000
Put - SPDR S&P 500 ETF Trust
Strike Price $209.00
Expires 08/14/2015	400	41,600
Put - SPDR S&P 500 ETF Trust
Strike Price $209.50
Expires 08/07/2015	320	21,760
Put - SPDR S&P 500 ETF Trust
Strike Price $210.00
Expires 08/07/2015	200	16,400
Put - SunEdison, Inc.
Strike Price $22.00
Expires 08/21/2015	142	19,738
Put - Twitter, Inc.
Strike Price $29.00
Expires 08/21/2015	247	8,892
Put - Twitter, Inc.
Strike Price $30.00
Expires 08/21/2015	142	9,230
Put - Twitter, Inc.
Strike Price $31.00
Expires 08/07/2015	142	9,088
Put - Twitter, Inc.
Strike Price $33.50
Expires 08/07/2015	142	36,778
Put - Varian Medical Systems, Inc.
Strike Price $80.00
Expires 08/21/2015	420	12,600

Total Exchange-Traded Options Purchased (Cost $1,382,700)		1,221,659

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (I)	118,282	$ 118,282

Total Securities Lending Collateral (Cost $118,282)		118,282

	Principal	Value
REPURCHASE AGREEMENT - 12.9%
State Street Bank & Trust Co. 0.01% (I), dated 07/31/2015, to be repurchased at $16,425,966 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $16,755,909.	$ 16,425,952	16,425,952

Total Repurchase Agreement (Cost $16,425,952)		16,425,952

Total Investments (Cost $133,049,823) (J)		133,400,261
Net Other Assets (Liabilities) - (4.4)%		(5,666,524)

Net Assets - 100.0%		$ 127,733,737

	Shares	Value
SECURITIES SOLD SHORT - (42.4)%
COMMON STOCKS - (25.5)%
Aerospace & Defense - (0.2)%
Airbus Group SE	(3,693)	$ (262,007)

Biotechnology - (3.6)%
BioMarin Pharmaceutical, Inc. (A)	(12,144)	(1,776,303)
Clovis Oncology, Inc. (A)	(32,485)	(2,742,708)
TESARO, Inc. (A)	(2,000)	(116,000)

		(4,635,011)

Communications Equipment - (5.3)%
Alcatel-Lucent (A)	(887,022)	(3,348,231)
Ciena Corp. (A)	(129,661)	(3,299,872)
Motorola Solutions, Inc.	(2,463)	(148,174)

		(6,796,277)

Construction & Engineering - (0.3)%
Implenia AG	(6,262)	(375,863)

Diversified Telecommunication Services - (0.5)%
Inmarsat PLC	(43,867)	(608,324)

Food & Staples Retailing - (1.8)%
Casino Guichard Perrachon SA	(4,676)	(347,206)
J Sainsbury PLC	(413,031)	(1,708,632)
Rallye SA	(6,430)	(189,290)

		(2,245,128)

Health Care Equipment & Supplies - (1.7)%
HeartWare International, Inc. (A)	(24,494)	(2,221,851)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Health Care Providers & Services - (2.3)%
Anthem, Inc.	(2,000)	$ (308,540)
Omnicare, Inc.	(27,000)	(2,614,950)

		(2,923,490)

Hotels, Restaurants & Leisure - (0.4)%
Las Vegas Sands Corp.	(9,300)	(521,172)

Household Products - (0.2)%
Energizer Holdings, Inc. (A)	(7,511)	(289,249)

Internet & Catalog Retail - (0.3)%
Ctrip.com International, Ltd., ADR (A)	(2,374)	(169,931)
Shutterfly, Inc. (A)	(3,674)	(158,900)

		(328,831)

Internet Software & Services - (0.5)%
Twitter, Inc. (A)	(18,441)	(571,855)

Media - (0.1)%
A H Belo Corp., Class A	(1,422)	(7,338)
Journal Media Group, Inc.	(711)	(5,745)
Lee Enterprises, Inc. (A)	(32,592)	(100,383)
McClatchy Co., Class A (A)	(7,588)	(6,222)

		(119,688)

Metals & Mining - (1.1)%
United States Steel Corp.	(73,615)	(1,433,284)

Pharmaceuticals - (1.3)%
Allergan PLC (A)	(917)	(303,665)
Cempra, Inc. (A)	(1,750)	(73,255)
Pfizer, Inc.	(35,000)	(1,262,450)

		(1,639,370)

Real Estate Investment Trusts - (0.8)%
Hansteen Holdings PLC	(582,987)	(1,066,043)

Real Estate Management & Development - (2.1)%
BUWOG AG (A)	(129,151)	(2,605,604)

Technology Hardware, Storage & Peripherals - (1.8)%
SanDisk Corp.	(38,626)	(2,328,761)

Textiles, Apparel & Luxury Goods - (1.2)%
adidas AG	(8,780)	(718,087)
Hanesbrands, Inc.	(9,250)	(287,028)
Iconix Brand Group, Inc. (A)	(25,241)	(548,487)

		(1,553,602)

Total Common Stocks (Proceeds $31,337,733)		(32,525,410)

EXCHANGE-TRADED FUNDS - (5.9)%
Capital Markets - (5.9)%
Financial Select Sector SPDR Fund	(20,000)	(504,200)
iShares MSCI Emerging Markets ETF	(68,200)	(2,531,584)
PowerShares QQQ Trust Series 1	(7,129)	(798,091)
SPDR S&P 500 ETF Trust	(17,800)	(3,746,900)

Total Exchange-Traded Funds (Proceeds $7,484,702)		(7,580,775)

	Principal	Value
SECURITIES SOLD SHORT (continued)
CONVERTIBLE BOND - (2.1)%
Software - (2.1)%
Red Hat, Inc.
0.25%, 10/01/2019 (F)	$ (2,080,000)	$ (2,607,800)

Total Convertible Bond (Proceeds $2,561,936)		(2,607,800)

CORPORATE DEBT SECURITIES - (7.2)%
Commercial Services & Supplies - (0.6)%
Bombardier, Inc.
6.00%, 10/15/2022 (F)	(886,000)	(720,983)

Hotels, Restaurants & Leisure - (1.1)%
Scientific Games International, Inc.
6.63%, 05/15/2021	(1,835,000)	(1,458,825)

Marine - (1.1)%
Hornbeck Offshore Services, Inc.
5.00%, 03/01/2021	(1,820,000)	(1,442,350)

Metals & Mining - (1.3)%
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	(2,000,000)	(1,677,500)

Oil, Gas & Consumable Fuels - (1.9)%
Chesapeake Energy Corp.
4.88%, 04/15/2022	(1,727,000)	(1,390,235)
SandRidge Energy, Inc.
8.75%, 06/01/2020 (F)	(1,286,000)	(996,650)

		(2,386,885)

Real Estate Investment Trusts - (0.8)%
iStar Financial, Inc.
7.13%, 02/15/2018	(1,000,000)	(1,043,750)

Textiles, Apparel & Luxury Goods - (0.4)%
Jo-Ann Stores Holdings, Inc.
9.75%, 10/15/2019
Cash rate 9.75% (F) (K)	(593,000)	(508,497)

Total Corporate Debt Securities (Proceeds $9,615,016)		(9,238,790)

FOREIGN GOVERNMENT OBLIGATION - (0.8)%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/2020 (D)	(1,000,000)	(1,036,000)

Total Foreign Government Obligation (Proceeds $1,035,000)		(1,036,000)

U.S. GOVERNMENT OBLIGATION - (0.9)%
U.S. Treasury Note
2.13%, 05/15/2025	(1,167,000)	(1,158,977)

Total U.S. Government Obligation (Proceeds $1,144,104)		(1,158,977)

Total Securities Sold Short (Proceeds $53,178,491)		$ (54,147,752)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Call - Twitter, Inc.	USD	48.00	09/18/2015	263	$(7,248)	$(1,578)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	08/28/2015	GBP	184,000	USD	287,322	$—	$(39)
SSB	08/28/2015	USD	2,819,944	CHF	2,713,000	9,725	—
SSB	08/28/2015	USD	22,982,427	EUR	20,815,000	114,196	—
SSB	08/28/2015	USD	5,903,307	GBP	3,775,000	9,308	—

Total						$133,229	$(39)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$26,008,271	$5,153,839	$—	$31,162,110
Convertible Bonds	—	67,575,196	—	67,575,196
Corporate Debt Securities	—	16,897,062	—	16,897,062
Exchange-Traded Options Purchased	1,221,659	—	—	1,221,659
Securities Lending Collateral	118,282	—	—	118,282
Repurchase Agreement	—	16,425,952	—	16,425,952

Total Investments	$27,348,212	$106,052,049	$—	$133,400,261

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$133,229	$—	$133,229

Total Other Financial Instruments	$—	$133,229	$—	$133,229

LIABILITIES
Securities Sold Short
Common Stocks	$(21,296,123)	$(11,229,287)	$—	$(32,525,410)
Exchange-Traded Funds	(7,580,775)	—	—	(7,580,775)
Convertible Bonds	—	(2,607,800)	—	(2,607,800)
Corporate Debt Securities	—	(9,238,790)	—	(9,238,790)
Foreign Government Obligation	—	(1,036,000)	—	(1,036,000)
U.S. Government Obligation	—	(1,158,977)	—	(1,158,977)

Total Securities Sold Short	$(28,876,898)	$(25,270,854)	$—	$(54,147,752)

Other Financial Instruments
Exchange-Traded Options Written	$(1,578)	$—	$—	$(1,578)
Forward Foreign Currency Contracts (M)	—	(39)	—	(39)

Total Other Financial Instruments	$(1,578)	$(39)	$—	$(1,617)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $113,620. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

All or a portion of the security has been segregated by the custodian as collateral for an open line of credit. Total value of securities segregated as collateral for this open line of credit is $31,642,205.

(D)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)

All or a portion of the security has been segregated by the custodian as collateral for open options and securities sold short transactions. Total value of securities segregated as collateral for open options and securities sold short transactions is $26,231,139.

(F)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $18,538,665, representing 14.5% of the Fund’s net assets.

(G)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Rate disclosed reflects the yield at July 31, 2015.
(J)

Aggregate cost for federal income tax purposes is $133,049,823. Aggregate gross unrealized appreciation and depreciation for all securities is $2,724,013 and $2,373,575, respectively. Net unrealized appreciation for tax purposes is $350,438.

(K)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(L)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.3%
BXG Receivables Note Trust
Series 2013-A, Class A
3.01%, 12/04/2028 (A)	$ 1,386,660	$ 1,391,452
Series 2015-A, Class A
2.88%, 05/02/2030 (A)	3,444,440	3,436,834
CIFC Funding, Ltd.
Series 2012-2A, Class A3R
2.98%, 12/05/2024 (A) (B)	3,345,000	3,344,508
Countrywide Asset-Backed Certificates
Series 2005-AB3, Class 2A3
0.55%, 02/25/2036 (B)	2,729,289	2,558,316
Series 2006-22, Class 2A3
0.35%, 01/25/2034 (B)	2,959,522	2,724,545
Series 2006-6, Class 2A3
0.47%, 09/25/2036 (B)	3,600,000	3,245,112
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2
0.34%, 03/25/2047 (B)	3,986,035	3,552,594
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 (A)	1,131,340	1,117,870
Series 2013-2, Class A
2.27%, 05/20/2026 (A)	865,125	868,775
Series 2014-1, Class A
2.54%, 05/20/2027 (A)	2,512,245	2,521,063
GSAA Trust
Series 2006-1, Class A3
0.52%, 01/25/2036 (B)	1,761,213	1,218,193
GSAMP Trust
Series 2006-HE1, Class A2D
0.50%, 01/25/2036 (B)	2,270,000	2,090,579
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.43%, 03/20/2036 (B)	929,903	923,802
JGWPT XXIII LLC
Series 2011-1A, Class A
4.70%, 10/15/2056 (A)	2,529,924	2,764,577
Lehman XS Trust
Series 2005-8, Class 1A3
0.54%, 12/25/2035 (B)	1,875,010	1,242,642
Marine Pakr CLO, Ltd.
Series 2012-1A, Class BR
2.88%, 10/12/2023 (A) (B) (C) (D)	2,595,000	2,595,000
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (A) (B)	3,805,000	3,796,526
Orange Lake Timeshare Trust
Series 2014-AA, Class A
2.29%, 07/09/2029 (A)	1,242,900	1,240,310
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.51%, 02/25/2036 (B)	890,346	874,678
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (A) (B)	3,245,000	3,249,829
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 (A)	529,290	536,042
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	1,113,781	1,118,865
Soundview Home Loan Trust
Series 2006-3, Class A3
0.35%, 11/25/2036 (B)	3,462,557	2,936,086

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Spirit Master Funding LLC
Series 2014-3A, Class A
5.74%, 03/20/2042 (A)	$ 6,564,918	$ 7,057,287
Welk Resorts LLC
Series 2015-AA, Class A
2.79%, 06/16/2031 (A)	2,179,023	2,173,264
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 (A)	403,708	403,829
Series 2015-1A, Class A
2.75%, 05/20/2027 (A)	3,996,564	3,998,119

Total Asset-Backed Securities (Cost $58,426,251)		62,980,697

CONVERTIBLE BOND - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
8.63%, 07/15/2020	2,090,000	2,231,075

Total Convertible Bond (Cost $2,278,045)		2,231,075

CORPORATE DEBT SECURITIES - 60.7%
Aerospace & Defense - 0.4%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (E)	2,010,000	1,814,025
7.50%, 03/15/2025 (A) (E)	1,725,000	1,427,437

		3,241,462

Airlines - 1.4%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	562,630	641,399
American Airlines Pass-Through Trust
4.00%, 01/15/2027	2,624,766	2,657,575
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	1,679,935	1,760,782
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	1,176,002	1,178,942
UAL Pass-Through Trust
10.40%, 05/01/2018	1,304,486	1,411,193
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,065,000	2,049,512
Virgin Australia Trust
5.00%, 04/23/2025 (A)	1,268,804	1,319,556

		11,018,959

Automobiles - 0.9%
FCA US LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	3,100,000	3,359,625
General Motors Co.
3.50%, 10/02/2018	2,590,000	2,634,496
4.88%, 10/02/2023	960,000	984,201

		6,978,322

Banks - 8.9%
Barclays Bank PLC
10.18%, 06/12/2021 (A)	4,945,000	6,532,088
BBVA Bancomer SA
6.50%, 03/10/2021 (A) (E)	3,000,000	3,315,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.00%, 06/30/2019 (A) (B) (F)	5,975,000	7,500,417
Deutsche Bank AG
4.50%, 04/01/2025	4,590,000	4,451,786

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HBOS PLC
Series MTN
6.75%, 05/21/2018 (A)	$ 4,465,000	$ 4,952,221
HSBC Holdings PLC
6.38%, 09/17/2024 (B) (E) (F)	3,260,000	3,280,375
ING Bank NV
5.80%, 09/25/2023 (A)	4,545,000	4,969,985
Intesa Sanpaolo SpA
2.38%, 01/13/2017	1,500,000	1,505,870
5.02%, 06/26/2024 (A)	1,930,000	1,901,953
Series MTN
3.13%, 01/15/2016	2,750,000	2,771,315
Regions Bank
7.50%, 05/15/2018	4,955,000	5,656,415
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	6,340,000	6,406,475
Santander Bank NA
2.00%, 01/12/2018	4,190,000	4,187,121
Societe Generale SA
5.75%, 04/20/2016 (A)	2,569,000	2,639,265
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 (A)	1,070,000	1,074,295
Wells Fargo & Co.
7.98%, 03/15/2018 (B) (F)	6,135,000	6,648,806

		67,793,387

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 2,200,000	624,574

Building Products - 1.2%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	$ 3,325,000	2,826,250
Owens Corning
4.20%, 12/15/2022	5,923,000	6,016,637

		8,842,887

Capital Markets - 1.7%
Bank of New York Mellon Corp.
Series MTN
3.65%, 02/04/2024	1,000,000	1,025,689
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (B) (E) (F)	1,770,000	1,787,134
Morgan Stanley
5.45%, 07/15/2019 (B) (F)	1,870,000	1,858,780
5.75%, 01/25/2021	1,850,000	2,102,242
Prospect Capital Corp.
5.88%, 03/15/2023 (E)	2,625,000	2,675,481
UBS AG
7.63%, 08/17/2022	2,805,000	3,294,770

		12,744,096

Commercial Services & Supplies - 0.7%
Hertz Corp.
6.75%, 04/15/2019	1,765,000	1,821,815
Steelcase, Inc.
6.38%, 02/15/2021	3,180,000	3,586,716

		5,408,531

Communications Equipment - 0.7%
Motorola Solutions, Inc.
3.50%, 09/01/2021	5,230,000	5,185,550

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.7%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	$ 5,050,000	$ 5,103,045

Consumer Finance - 1.4%
Discover Financial Services
3.75%, 03/04/2025	3,830,000	3,682,579
Springleaf Finance Corp.
Series MTN
6.90%, 12/15/2017	6,350,000	6,762,750

		10,445,329

Containers & Packaging - 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.29%, 12/15/2019 (A) (B)	2,400,000	2,367,564
Coveris Holding Corp.
10.00%, 06/01/2018 (A)	1,280,000	1,337,600
Coveris Holdings SA
7.88%, 11/01/2019 (A)	3,325,000	3,282,407

		6,987,571

Distributors - 0.4%
Owens & Minor, Inc.
3.88%, 09/15/2021	3,060,000	3,161,641

Diversified Financial Services - 4.2%
Bank of America Corp.
6.50%, 07/15/2018	2,420,000	2,717,507
Series MTN
6.88%, 04/25/2018	4,050,000	4,567,967
Citigroup, Inc.
5.95%, 01/30/2023 (B) (F)	5,675,000	5,625,344
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (E) (F)	3,700,000	4,278,125
ILFC E-Capital Trust I
4.69%, 12/21/2065 (A) (B)	2,545,000	2,481,375
Jefferies Group LLC
5.13%, 01/20/2023	1,935,000	1,973,990
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	2,855,000	3,326,446
Vesey Street Investment Trust I
4.40%, 09/01/2016 (G)	3,745,000	3,861,762
Voya Financial, Inc.
5.50%, 07/15/2022	3,030,000	3,431,920

		32,264,436

Diversified Telecommunication Services - 3.2%
AT&T, Inc.
3.40%, 05/15/2025	1,495,000	1,428,114
3.90%, 03/11/2024 (E)	5,449,000	5,515,145
CenturyLink, Inc.
5.80%, 03/15/2022	2,975,000	2,889,469
Frontier Communications Corp.
7.63%, 04/15/2024 (E)	3,375,000	3,071,250
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	3,484,000	3,466,580
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (A)	4,615,000	5,271,668
Verizon Communications, Inc.
1.82%, 09/15/2016 (B)	2,387,000	2,414,508

		24,056,734

Electric Utilities - 0.1%
EDP Finance BV
5.25%, 01/14/2021 (A)	945,000	1,003,907

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
3.50%, 04/01/2022	$ 3,565,000	$ 3,506,227

Energy Equipment & Services - 2.0%
Energy Transfer Partners, LP
2.50%, 06/15/2018	1,580,000	1,582,318
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	2,315,000	2,497,306
NuStar Logistics, LP
8.15%, 04/15/2018	2,196,000	2,426,580
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,050,000	1,112,112
Seadrill, Ltd.
6.13%, 09/15/2017 (A)	1,700,000	1,462,000
Transocean, Inc.
6.88%, 12/15/2021 (E)	2,221,000	1,879,521
Weatherford International, Ltd.
9.63%, 03/01/2019	3,657,000	4,174,440

		15,134,277

Food & Staples Retailing - 0.7%
CVS Health Corp.
2.25%, 08/12/2019	1,570,000	1,571,658
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	3,695,000	3,675,679

		5,247,337

Food Products - 0.8%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	3,180,000	3,193,286
Post Holdings, Inc.
7.38%, 02/15/2022	2,833,000	2,896,743

		6,090,029

Health Care Equipment & Supplies - 0.4%
Mallinckrodt International Finance SA
3.50%, 04/15/2018 (E)	3,155,000	3,162,887
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	200,000	205,830

		3,368,717

Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc.
7.13%, 07/15/2020	3,400,000	3,621,000
Express Scripts Holding Co.
4.75%, 11/15/2021	2,920,000	3,142,618

		6,763,618

Hotels, Restaurants & Leisure - 0.8%
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,927,000	1,847,511
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	912,000	945,060
Wyndham Worldwide Corp.
2.50%, 03/01/2018	3,510,000	3,512,401

		6,304,972

Household Durables - 0.2%
Meritage Homes Corp.
4.50%, 03/01/2018	1,500,000	1,518,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	$ 4,190,000	$ 4,336,650

Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021	5,535,000	5,829,019

Insurance - 6.4%
American Financial Group, Inc.
9.88%, 06/15/2019 (E)	3,275,000	4,102,416
American International Group, Inc.
Series MTN
5.85%, 01/16/2018	3,055,000	3,364,313
Chubb Corp.
6.38%, 03/29/2067 (B)	3,713,000	3,838,314
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (E)	2,170,000	2,339,447
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	3,365,000	3,866,355
Hartford Financial Services Group, Inc.
5.50%, 10/15/2016	3,124,000	3,278,294
Oil Insurance, Ltd.
3.26%, 08/31/2015 (A) (B) (F)	1,245,000	1,070,700
Prudential Financial, Inc.
5.38%, 05/15/2045 (B)	6,045,000	5,969,437
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	3,065,000	2,835,125
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 (A) (B) (E)	5,635,000	5,973,100
Stone Street Trust
5.90%, 12/15/2015 (A)	3,675,000	3,737,335
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	7,875,000	8,052,581

		48,427,417

IT Services - 0.4%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	3,150,000	3,255,651

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	3,650,000	3,611,562

Machinery - 0.2%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (A)	1,480,000	1,491,100

Media - 1.6%
Cablevision Systems Corp.
7.75%, 04/15/2018	3,675,000	3,973,594
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	65,000	67,966
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	5,805,000	6,096,434
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	2,350,000	2,385,250

		12,523,244

Metals & Mining - 1.1%
Anglo American Capital PLC
9.38%, 04/08/2019 (A) (E)	1,956,000	2,319,182
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (A)	1,950,000	2,036,395

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
2.50%, 01/15/2019 (A) (E)	$ 955,000	$ 934,359
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	2,734,000	3,374,120

		8,664,056

Multi-Utilities - 0.4%
Black Hills Corp.
4.25%, 11/30/2023	1,730,000	1,807,719
5.88%, 07/15/2020	1,200,000	1,364,540

		3,172,259

Oil, Gas & Consumable Fuels - 3.6%
California Resources Corp.
5.00%, 01/15/2020 (E)	1,606,000	1,377,145
Chesapeake Energy Corp.
3.54%, 04/15/2019 (B) (E)	1,465,500	1,234,684
6.50%, 08/15/2017 (E)	2,175,000	2,120,625
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	2,311,000	2,362,997
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,706,000	1,671,880
Gazprom OAO Via GAZ Capital SA
5.09%, 11/29/2015 (A)	725,000	731,525
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	3,255,000	1,971,293
Lukoil International Finance BV
3.42%, 04/24/2018 (A)	1,550,000	1,490,455
ONEOK Partners, LP
4.90%, 03/15/2025	2,255,000	2,207,309
Petrobras Global Finance BV
3.00%, 01/15/2019	3,980,000	3,611,850
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	1,351,000	1,557,028
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A) (E)	2,270,000	2,680,280
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 (A)	765,000	746,831
YPF SA
8.50%, 07/28/2025 (A) (E)	3,777,000	3,638,762

		27,402,664

Paper & Forest Products - 0.2%
Boise Cascade Co.
6.38%, 11/01/2020	1,455,000	1,529,569

Pharmaceuticals - 1.8%
Actavis Funding SCS
1.30%, 06/15/2017	2,235,000	2,216,481
3.80%, 03/15/2025	3,260,000	3,178,060
Actavis, Inc.
3.25%, 10/01/2022	2,015,000	1,959,787
Perrigo Co. PLC
2.30%, 11/08/2018	4,718,000	4,712,730
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (A)	769,000	799,683
6.13%, 04/15/2025 (A)	654,000	683,430

		13,550,171

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.9%
Cardtronics, Inc.
5.13%, 08/01/2022	$ 4,320,000	$ 4,212,000
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	2,400,000	2,484,000

		6,696,000

Real Estate Investment Trusts - 3.0%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	3,975,000	3,890,531
CBL & Associates, LP
5.25%, 12/01/2023	1,463,000	1,516,179
EPR Properties
5.25%, 07/15/2023	615,000	642,604
5.75%, 08/15/2022	875,000	943,442
7.75%, 07/15/2020	4,778,000	5,683,436
Government Properties Income Trust
3.75%, 08/15/2019	4,180,000	4,272,641
Hospitality Properties Trust
5.00%, 08/15/2022	1,653,000	1,722,686
Kilroy Realty, LP
6.63%, 06/01/2020	3,407,000	3,949,670

		22,621,189

Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	1,410,000	1,460,166
7.13%, 10/15/2020 (A)	6,535,000	7,629,090

		9,089,256

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	2,085,000	2,122,532

Software - 0.2%
First Data Corp.
6.75%, 11/01/2020 (A)	442,000	467,415
7.38%, 06/15/2019 (A)	1,148,000	1,197,479

		1,664,894

Specialty Retail - 0.3%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (A) (E)	2,425,000	2,100,656

Tobacco - 1.0%
Imperial Tobacco Finance PLC
2.05%, 07/20/2018 (A)	3,355,000	3,352,256
Reynolds American, Inc.
3.25%, 06/12/2020	775,000	787,203
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	2,700,000	3,215,157

		7,354,616

Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	4,530,000	4,733,850

Wireless Telecommunication Services - 2.4%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	680,000	673,200
4.88%, 08/15/2040 (A)	2,150,000	2,309,784
6.11%, 01/15/2040 (A)	5,000,000	5,573,725

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust
5.10%, 04/15/2042 (A)	$ 3,680,000	$ 3,803,442
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	5,430,000	6,081,600

		18,441,751

Total Corporate Debt Securities (Cost $459,900,381)		461,412,464

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Mexican Bonos
7.25%, 12/15/2016	MXN 28,500,000	1,846,107
8.50%, 12/13/2018	15,428,600	1,062,227
Philippine Government International Bond
4.95%, 01/15/2021	PHP 90,000,000	2,061,331

Total Foreign Government Obligations (Cost $5,537,653)		4,969,665

LOAN ASSIGNMENTS - 0.5%
Food & Staples Retailing - 0.1%
Albertson’s LLC, Term Loan B2
5.38%, 03/21/2019 (B)	$ 493,774	495,569

Metals & Mining - 0.1%
Atkore International, Inc., 2nd Lien Term Loan
7.75%, 10/09/2021 (B)	550,000	516,542

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC, Term Loan B2
4.00%, 04/29/2020 (B)	2,771,352	2,769,429

Total Loan Assignments (Cost $3,811,101)		3,781,540

MORTGAGE-BACKED SECURITIES - 14.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 (A)	379,760	389,855
Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	331,438	338,628
Series 2005-14, Class 4A1
0.41%, 05/25/2035 (B)	1,875,918	1,593,860
Series 2006-OC1, Class 2A3A
0.51%, 03/25/2036 (B)	2,369,541	2,070,856
American Home Mortgage Assets Trust
Series 2007-2, Class A1
0.32%, 03/25/2047 (B)	1,012,327	801,284
BB-UBS Trust
Series 2012-TFT, Class C
3.47%, 06/05/2030 (A) (B)	3,925,000	3,787,904
BBCMS Trust
Series 2014-BXO, Class C
2.19%, 08/15/2027 (A) (B)	3,735,000	3,729,188
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.75%, 08/26/2035 (A) (B)	229,156	226,645
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (A) (B)	440,856	464,783
Series 2009-RR6, Class 2A1
2.57%, 08/26/2035 (A) (B)	484,082	480,243
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (A) (B)	522,174	533,198
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX
4.69%, 07/05/2033 (A) (B)	4,500,000	4,535,996

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.34%, 08/15/2026 (A) (B)	$ 4,500,000	$ 4,499,960
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	979,163	1,022,602
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B
3.21%, 04/10/2028 (A)	2,200,000	2,230,004
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1
0.46%, 04/25/2035 (B)	575,312	498,559
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.94%, 06/15/2033 (A) (B)	1,280,000	1,270,106
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 (A) (B)	1,660,139	1,716,948
Series 2015-A, Class A1
3.50%, 06/25/2058 (B)	3,611,999	3,641,011
COMM Mortgage Trust
Series 2014-PAT, Class D
2.34%, 08/13/2027 (A) (B)	1,825,000	1,828,440
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	3,370,418	3,511,585
CSMC Trust
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 (A) (B)	143,047	141,991
Series 2010-RR2, Class 1B
5.51%, 04/15/2047 (A) (B)	3,500,000	3,669,215
Series 2014-11R, Class 17A1
Zero Coupon, 12/27/2036 (A) (B)	1,797,581	1,701,962
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (A) (B)	5,000,000	5,017,615
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A
0.40%, 11/19/2036 (B)	6,224,705	4,585,068
Series 2007-2, Class 2A1A
0.35%, 05/25/2038 (B)	5,409,788	3,978,683
Hilton USA Trust
Series 2013-HLF, Class CFL
2.09%, 11/05/2030 (A) (B)	1,537,325	1,535,837
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.26%, 08/25/2037 (B)	1,287,290	1,026,533
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.61%, 12/26/2037 (A) (B)	185,510	184,579
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (A)	108,767	112,612
Series 2009-R7, Class 12A1
2.74%, 08/26/2036 (A) (B)	80,973	80,257
Series 2009-R7, Class 1A1
2.35%, 02/26/2036 (A) (B)	447,565	439,223
Series 2009-R7, Class 4A1
2.52%, 09/26/2034 (A) (B)	188,897	186,422
Series 2009-R9, Class 1A1
2.30%, 08/26/2046 (A) (B)	281,392	284,661

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM
5.77%, 06/15/2049 (B)	$ 3,800,000	$ 3,961,568
Series 2007-LD11, Class ASB
5.77%, 06/15/2049 (B)	371,326	383,212
Series 2014-DSTY, Class B
3.77%, 06/10/2027 (A)	3,835,000	3,963,430
Series 2014-DSTY, Class C
3.80%, 06/10/2027 (A) (B)	4,475,000	4,518,215
Series 2014-FBLU, Class D
2.79%, 12/15/2028 (A) (B)	3,750,000	3,753,274
Series 2015-CSMO, Class C
2.44%, 01/15/2032 (A) (B)	2,295,000	2,286,210
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.74%, 06/15/2050 (A) (B)	3,110,000	3,269,378
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
3.12%, 01/27/2047 (A) (B)	61,761	61,921
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.85%, 07/15/2044 (B)	1,287,651	1,384,129
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1
2.78%, 03/25/2036 (B)	2,713,017	2,010,522
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.79%, 08/15/2045 (A) (B)	2,188,483	2,315,224
Series 2010-R4, Class 3A
5.50%, 08/26/2047 (A)	591,279	606,921
Series 2014-R4, Class 4A
2.66%, 11/21/2035 (A) (B)	3,747,091	3,809,110
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 (A)	605,731	605,731
RALI Trust
Series 2006-QO1, Class 3A1
0.46%, 02/25/2046 (B)	6,186,924	3,821,453
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	1,561,880	1,636,105
Structured Asset Mortgage Investments II Trust
Series 2006-AR7, Class A1BG
0.31%, 08/25/2036 (B)	6,397,326	4,957,659
Series 2007-AR3, Class 1A3
0.40%, 09/25/2047 (B)	5,304,757	3,668,579
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.62%, 06/25/2033 (B)	126,567	127,597
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (B)	84,352	84,171

Total Mortgage-Backed Securities (Cost $108,567,007)		109,340,722

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.5%
State of California, General Obligation Unlimited
7.95%, 03/01/2036	$ 3,150,000	$ 3,816,540

Rhode Island - 0.1%
Rhode Island Commerce Corp., Revenue Bonds
AGM
6.00%, 11/01/2015 (H)	545,000	550,646

Total Municipal Government Obligations (Cost $3,912,073)		4,367,186

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	1,576,683	285,992
Federal National Mortgage Association
3.50%, TBA (I)	20,328,000	21,439,687
4.00%, TBA (I)	3,468,000	3,689,356

Total U.S. Government Agency Obligations (Cost $26,085,140)		25,415,035

U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	4,351,243	5,374,463
U.S. Treasury Note
0.50%, 09/30/2016	7,286,000	7,293,403
1.38%, 07/31/2018	19,125,000	19,334,189
1.75%, 05/15/2022	22,629,100	22,372,758
2.00%, 02/15/2025	2,215,000	2,176,756
2.50%, 08/15/2023	3,763,000	3,882,065

Total U.S. Government Obligations (Cost $59,141,405)		60,433,634

	Shares	Value
COMMON STOCK - 0.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	26,000	1,216,540

Total Common Stock (Cost $814,250)		1,216,540

CONVERTIBLE PREFERRED STOCK - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC
Series A, 5.50%	1,152	1,281,174

Total Convertible Preferred Stock (Cost $1,152,006)		1,281,174

PREFERRED STOCKS - 0.7%
Banks - 0.2%
CoBank ACB
Series F, 6.25% (B)	9,770	1,020,965

Consumer Finance - 0.1%
Ally Financial, Inc.
Series A, 8.50% (B)	28,856	751,122

Diversified Telecommunication Services - 0.4%
Centaur Funding Corp.
Series B, 9.08% (A)	2,661	3,293,819

Total Preferred Stocks (Cost $5,164,342)		5,065,906

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
WARRANT - 0.5%
Banks - 0.5%
Wells Fargo & Co. (J)
Exercise Price $34.00
Expires 10/28/2018	148,210	$ 3,534,808

Total Warrant (Cost $1,141,217)		3,534,808

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.3%
U.S. Treasury Bill
0.02%, 09/10/2015 (K)	$ 25,307,000	25,306,578

Total Short-Term U.S. Government Obligation (Cost $25,306,578)		25,306,578

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (K)	33,777,525	33,777,525

Total Securities Lending Collateral (Cost $33,777,525)		33,777,525

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (K), dated 07/31/2015, to be repurchased at $7,832,434 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $7,990,312.	$ 7,832,428	7,832,428

Total Repurchase Agreement (Cost $7,832,428)		7,832,428

Total Investments (Cost $802,847,402) (L)		812,946,977
Net Other Assets (Liabilities) - (6.9)%		(52,627,763)

Net Assets - 100.0%		$ 760,319,214

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value at July 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$60,385,697	$2,595,000	$62,980,697
Convertible Bond	—	2,231,075	—	2,231,075
Corporate Debt Securities	—	461,412,464	—	461,412,464
Foreign Government Obligations	—	4,969,665	—	4,969,665
Loan Assignments	—	3,781,540	—	3,781,540
Mortgage-Backed Securities	—	109,340,722	—	109,340,722
Municipal Government Obligations	—	4,367,186	—	4,367,186
U.S. Government Agency Obligations	—	25,415,035	—	25,415,035
U.S. Government Obligations	—	60,433,634	—	60,433,634
Common Stock	1,216,540	—	—	1,216,540
Convertible Preferred Stock	1,281,174	—	—	1,281,174
Preferred Stocks	5,065,906	—	—	5,065,906
Warrant	3,534,808	—	—	3,534,808
Short-Term U.S. Government Obligation	—	25,306,578	—	25,306,578
Securities Lending Collateral	33,777,525	—	—	33,777,525
Repurchase Agreement	—	7,832,428	—	7,832,428

Total Investments	$44,875,953	$765,476,024	$2,595,000	$812,946,977

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of  illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of  144A securities is $262,042,765, representing 34.5% of the Fund’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $2,595,000, representing 0.3% of the Fund’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)

All or a portion of the security is on loan. The value of all securities on loan is $33,098,626. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2015; the maturity date disclosed is the ultimate maturity date.
(H)	Illiquid security. Total aggregate value of illiquid securities is $550,646, representing 0.1% of the Fund’s net assets.
(I)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(J)	Non-income producing security.
(K)	Rate disclosed reflects the yield at July 31, 2015.
(L)

Aggregate cost for federal income tax purposes is $802,847,402. Aggregate gross unrealized appreciation and depreciation for all securities is $20,818,566 and  $10,718,991, respectively. Net unrealized appreciation for tax purposes is $10,099,575.

(M)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Level 3 securities were not considered significant to the Fund.

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
MXN	Mexican Peso
PHP	Philippine Peso

PORTFOLIO ABBREVIATIONS:

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.8%
Banks - 0.4%
CIT Group, Inc.
5.25%, 03/15/2018	$ 1,500,000	$ 1,556,250

Building Products - 0.3%
Norbord, Inc.
6.25%, 04/15/2023 (A)	1,000,000	1,015,000

Chemicals - 0.2%
Hexion, Inc.
6.63%, 04/15/2020 (B)	750,000	687,187

Communications Equipment - 0.6%
CommScope, Inc.
4.38%, 06/15/2020 (A) (B)	2,000,000	2,012,500

Consumer Finance - 0.9%
Ally Financial, Inc.
3.60%, 05/21/2018	1,000,000	1,007,350
Springleaf Finance Corp.
5.25%, 12/15/2019 (B)	2,000,000	2,017,400

		3,024,750

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.29%, 12/15/2019 (A) (B) (C)	2,000,000	1,972,970
Coveris Holdings SA
7.88%, 11/01/2019 (A)	1,625,000	1,604,184

		3,577,154

Diversified Financial Services - 0.3%
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	1,000,000	1,042,500

Food Products - 0.1%
Post Holdings, Inc.
6.75%, 12/01/2021 (A)	500,000	503,750

Health Care Providers & Services - 1.6%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	1,000,000	1,037,500
LifePoint Health, Inc.
5.50%, 12/01/2021	500,000	518,750
Tenet Healthcare Corp.
3.79%, 06/15/2020 (A) (C)	2,000,000	2,057,500
4.50%, 04/01/2021	2,000,000	2,010,000

		5,623,750

Hotels, Restaurants & Leisure - 0.1%
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	500,000	518,125

Household Durables - 0.3%
Meritage Homes Corp.
4.50%, 03/01/2018	1,000,000	1,012,500

Household Products - 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020 (B)	1,000,000	1,035,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	$ 2,000,000	$ 2,091,250
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,000,000	1,035,000

		3,126,250

Oil, Gas & Consumable Fuels - 0.4%
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,396,000	1,368,080

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc.
6.00%, 11/15/2022	1,500,000	1,317,750

Total Corporate Debt Securities (Cost $27,451,399)		27,420,546

LOAN ASSIGNMENTS - 87.1%
Aerospace & Defense - 1.3%
BE Aerospace, Inc., Term Loan B
4.00%, 12/16/2021 (C)	938,182	946,098
Silver II US Holdings LLC, Term Loan
4.00%, 12/13/2019 (C)	922,290	887,474
TransDigm, Inc., Term Loan C
3.75%, 02/28/2020 (C)	875,830	873,531
TransDigm, Inc., Term Loan E
3.50%, 05/14/2022 (C)	1,995,240	1,983,839

		4,690,942

Auto Components - 1.0%
Crowne Group LLC, 1st Lien Term Loan
6.00%, 09/30/2020 (C)	1,988,738	1,983,766
Goodyear Tire & Rubber Co., 2nd Lien Term Loan
3.75%, 04/30/2019 (C)	1,500,000	1,504,687
UCI International, Inc., Term Loan B
5.50%, 07/26/2017 (C)	77,034	76,360

		3,564,813

Automobiles - 0.3%
Chrysler Group LLC, Term Loan B
3.50%, 05/24/2017 (C)	992,248	991,380

Biotechnology - 0.9%
Sage Products Holdings III LLC, Refinance Term Loan B
4.25%, 12/13/2019 (C)	3,117,833	3,124,327

Building Products - 1.1%
Builders FirstSource, Inc., Term Loan B
TBD, 07/22/2022 (D) (E)	2,000,000	1,992,500
Ply Gem Industries, Inc., Term Loan
4.00%, 02/01/2021 (C)	1,975,000	1,961,422

		3,953,922

Capital Markets - 2.7%
ARG IH Corp., Term Loan B
4.75%, 11/15/2020 (C)	1,481,250	1,484,953
Duff & Phelps Investment Management Co., Incremental Delayed Draw Term Loan
4.50%, 04/23/2020 (C)	248,750	249,061

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
Duff & Phelps Investment Management Co., Incremental Term Loan
4.50%, 04/23/2020 (C)	$ 248,750	$ 249,061
Duff & Phelps Investment Management Co., Term Loan B
4.50%, 04/23/2020 (C)	982,468	983,287
Guggenheim Partners LLC, Term Loan
4.25%, 07/22/2020 (C)	2,477,336	2,485,078
Onex Wizard US Acquisition, Inc., Term Loan
4.25%, 03/13/2022 (C)	2,094,750	2,097,950
RPI Finance Trust, Term Loan B4
3.50%, 11/09/2020 (C)	1,994,987	1,997,980

		9,547,370

Chemicals - 1.8%
Chemours Company Co., Term Loan B
3.75%, 05/22/2022 (C)	800,000	768,000
Klockner-Pentaplast of America, Inc., Term Loan
5.00%, 04/28/2020 (C)	1,401,198	1,408,204
KP Germany Erste GmbH, 1st Lien Term Loan
5.00%, 04/22/2020 (C)	598,802	601,796
Minerals Technologies, Inc., Fixed Rate Term Loan
4.75%, 05/09/2021 (C)	600,000	606,375
Minerals Technologies, Inc., Term Loan B
3.75%, 05/09/2021 (C)	681,410	684,817
Road Infrastructure Investment LLC, 2nd Lien Term Loan
7.75%, 09/21/2021 (C)	1,000,000	940,000
Trinseo Materials Operating SCA, Term Loan B
4.25%, 10/13/2021 (C)	1,500,000	1,494,375

		6,503,567

Commercial Services & Supplies - 3.4%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019 (C)	440,162	437,851
Asurion LLC, Term Loan B1
5.00%, 05/24/2019 (C)	1,682,092	1,685,830
Asurion LLC, Term Loan B4
TBD, 07/22/2022 (D) (E)	1,000,000	998,333
EnergySolutions LLC, Term Loan
6.75%, 05/29/2020 (C)	937,857	939,421
Multi Packaging Solutions, Inc., Incremental Term Loan
4.25%, 09/30/2020 (C)	496,250	495,009
Multi Packaging Solutions, Inc., Term Loan A
4.25%, 09/30/2020 (C)	495,000	493,350
Multi Packaging Solutions, Inc., Term Loan B
4.25%, 09/30/2020 (C)	1,984,975	1,975,050
RGIS Services LLC, Term Loan C
5.50%, 10/18/2017 (C)	491,117	456,739
Varsity Brands, Inc., 1st Lien Term Loan
5.00%, 12/11/2021 (C)	2,988,741	3,013,646
W/S Packaging Group, Inc., Term Loan B
5.00%, 08/09/2019 (C)	470,064	445,385
WTG Holdings III Corp., 1st Lien Term Loan
4.75%, 01/15/2021 (C)	1,149,167	1,148,448

		12,089,062

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 1.3%
AVSC Holding Corp., 1st Lien Term Loan
4.50%, 01/24/2021 (C)	$ 3,674,438	$ 3,669,845
Riverbed Technology, Inc., Term Loan B
6.00%, 04/24/2022 (C)	997,500	1,009,257

		4,679,102

Construction & Engineering - 0.8%
Granite Acquisition, Inc., Term Loan B
5.00%, 12/19/2021 (C)	1,927,098	1,934,324
Granite Acquisition, Inc., Term Loan C
5.00%, 12/19/2021 (C)	63,218	63,456
Pike Corp., 1st Lien Term Loan
5.50%, 12/22/2021 (C)	960,403	961,203

		2,958,983

Containers & Packaging - 5.6%
Anchor Glass Container Corp., 1st Lien Term Loan
4.50%, 07/01/2022 (C)	4,259,104	4,269,752
Berry Plastics Holding Corp., Term Loan E
3.75%, 01/06/2021 (C)	2,812,222	2,813,378
BWAY Holding Co., Inc., Term Loan B
5.50%, 08/14/2020 (C)	2,486,222	2,498,653
Exopack Holdings SA, Term Loan B1
4.50%, 05/08/2019 (C)	2,493,671	2,503,022
Hilex Poly Co. LLC, Term Loan B
6.00%, 12/05/2021 (C)	796,000	802,468
Packaging Coordinators, Inc., 1st Lien Term Loan
5.25%, 08/01/2021 (C)	994,994	994,994
Printpack Holdings, Inc., Term Loan
6.00%, 05/28/2020 (C)	2,983,697	2,965,048
Tekni-Plex, Inc., Term Loan B
4.50%, 06/01/2022 (C)	3,000,000	3,004,287

		19,851,602

Distributors - 0.7%
Autoparts Holdings, Ltd., 1st Lien Term Loan
7.00%, 07/29/2017 (C)	2,016,884	1,929,487
PFS Holding Corp., 1st Lien Term Loan
4.50%, 01/31/2021 (C)	736,903	687,162

		2,616,649

Diversified Consumer Services - 2.6%
Affinion Group, Inc., Term Loan B
6.75%, 04/30/2018 (C)	983,666	932,269
Pre-Paid Legal Services, Inc., 1st Lien Term Loan
6.50%, 07/01/2019 (C)	2,235,328	2,240,916
ServiceMaster Co., Term Loan B
4.25%, 07/01/2021 (C)	3,978,725	3,985,119
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan
5.25%, 05/06/2021 (C)	1,988,741	1,989,735

		9,148,039

Diversified Telecommunication Services - 1.3%
Cincinnati Bell, Inc., Term Loan B
4.00%, 09/10/2020 (C)	884,250	882,703
Global Tel*Link Corp., 1st Lien Term Loan
5.00%, 05/22/2020 (C)	727,820	716,902

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Hawaiian Telcom Communications, Inc., Term Loan B
5.00%, 06/06/2019 (C)	$ 994,935	$ 997,007
Level 3 Financing, Inc., Term Loan B2
3.50%, 05/31/2022 (C)	1,500,000	1,492,125
Virgin Media Investment Holdings, Ltd., Term Loan F
3.50%, 06/30/2023 (C)	500,000	498,125

		4,586,862

Electric Utilities - 0.9%
Lonestar Generation LLC, Term Loan B
5.25%, 02/20/2021 (C)	1,483,738	1,454,064
Star West Generation LLC, Term Loan B
4.25%, 03/13/2020 (C)	1,681,330	1,681,330

		3,135,394

Electrical Equipment - 0.1%
Trojan Battery Co. LLC, Term Loan
5.75%, 06/11/2021 (C)	495,000	490,669

Electronic Equipment, Instruments & Components - 0.9%
Sensus USA, Inc., 1st Lien Term Loan
4.50%, 05/09/2017 (C)	2,159,598	2,151,500
Zebra Technologies Corp., Term Loan B
4.75%, 10/27/2021 (C)	940,909	951,102

		3,102,602

Energy Equipment & Services - 0.1%
Floatel International, Ltd., Term Loan B
6.00%, 06/27/2020 (C)	493,750	370,806

Food & Staples Retailing - 2.9%
Albertson’s LLC, Term Loan B2
5.38%, 03/21/2019 (C)	1,292,765	1,297,465
Hostess Brands LLC, 1st Lien Term Loan
TBD, 07/17/2022 (D) (E)	3,000,000	3,005,625
Hostess Brands LLC, 2nd Lien Term Loan
TBD, 07/28/2023 (D) (E)	500,000	501,875
Rite Aid Corp., 2nd Lien Term Loan
4.88%, 06/21/2021 (C)	1,500,000	1,500,938
5.75%, 08/21/2020 (C)	2,280,000	2,301,849
Roundy’s Supermarkets, Inc., Term Loan B
5.75%, 03/03/2021 (C)	1,009,451	937,107
SUPERVALU, Inc., Refinance Term Loan B
4.50%, 03/21/2019 (C)	734,934	737,381

		10,282,240

Food Products - 4.4%
Aramark Services, Inc., Extended Synthetic Line of Credit 2
0.04%, 07/26/2016 (C)	2,834,086	2,819,916
Aramark Services, Inc., Extended Synthetic Line of Credit 3
0.03%, 07/26/2016 (C)	1,435,359	1,428,182
Bellisio Foods, Inc., Term Loan
5.25%, 08/01/2019 (C)	764,615	703,446
CSM Bakery Solutions LLC, 1st Lien Term Loan
5.00%, 07/03/2020 (C)	2,472,611	2,474,465
Del Monte Foods, Inc., 1st Lien Term Loan
4.26%, 02/18/2021 (C)	1,726,867	1,672,903
Dole Food Co., Inc., Term Loan B
4.50%, 11/01/2018 (C)	2,364,491	2,371,880

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
HB Acquisition LLC, Term Loan
6.75%, 04/09/2020 (C)	$ 690,955	$ 703,910
Hearthside Group Holdings LLC, Term Loan
4.50%, 06/02/2021 (C)	990,000	989,975
Post Holdings, Inc., Series A, Incremental Term Loan
3.75%, 06/02/2021 (C)	1,488,745	1,486,884
Shearer’s Foods, Inc., 1st Lien Term Loan
4.50%, 06/30/2021 (C)	992,500	992,500

		15,644,061

Health Care Equipment & Supplies - 4.2%
Alere, Inc., Term Loan B
4.25%, 06/18/2022 (C)	3,000,000	3,009,582
CPI Buyer LLC, 1st Lien Term Loan
5.50%, 08/18/2021 (C)	992,502	990,021
DJO Finance LLC, Term Loan
4.25%, 06/08/2020 (C)	2,750,000	2,753,437
Halyard Health, Inc., Term Loan B
4.00%, 11/01/2021 (C)	869,295	872,827
Kinetic Concepts, Inc., Term Loan E1
4.50%, 05/04/2018 (C)	1,974,950	1,982,974
Kinetic Concepts, Inc., Term Loan E2
4.00%, 11/04/2016 (C)	1,994,937	1,995,769
Millennium Health LLC, Term Loan B
5.25%, 04/16/2021 (C)	495,000	193,050
Onex Carestream Finance, LP, 1st Lien Term Loan
5.00%, 06/07/2019 (C)	2,869,598	2,870,496

		14,668,156

Health Care Providers & Services - 7.4%
Ardent Legacy Acquisitions, Inc., Term Loan B
TBD, 07/21/2021 (D) (E)	1,700,000	1,704,250
Ardent Medical Services, Inc., Term Loan
7.50%, 07/02/2018 (C)	2,731,139	2,730,000
Community Health Systems, Inc., Term Loan G
3.75%, 12/31/2019 (C)	1,586,809	1,589,013
Community Health Systems, Inc., Term Loan H
4.00%, 01/27/2021 (C)	1,999,699	2,006,919
HCA, Inc., Term Loan B5
2.94%, 03/31/2017 (C)	3,989,848	3,993,726
IASIS Healthcare LLC, Term Loan B2
4.50%, 05/03/2018 (C)	2,473,404	2,477,528
Medpace Holdings, Inc., 1st Lien Term Loan
4.75%, 04/01/2021 (C)	1,402,677	1,408,521
Ortho-Clinical Diagnostics, Inc., Term Loan B
4.75%, 06/30/2021 (C)	2,478,741	2,460,460
Planet Fitness Holdings LLC, Term Loan
4.75%, 03/31/2021 (C)	987,506	991,209
Radnet Management, Inc., Term Loan B
4.27%, 10/10/2018 (C)	1,939,401	1,940,210
Regionalcare Hospital Partners, Inc., 1st Lien Term Loan
5.25%, 04/19/2019 (C)	3,481,190	3,471,036
Surgery Center Holdings, Inc., 1st Lien Term Loan
5.25%, 11/03/2020 (C)	497,500	497,811
Valitas Health Services, Inc., Term Loan B
6.00%, 06/02/2017 (C)	684,824	671,127

		25,941,810

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure - 4.9%
1011778 B.C. Unlimited Liability Co., Term Loan B
3.75%, 12/12/2021 (C)	$ 2,192,767	$ 2,197,153
Affinity Gaming LLC, Term Loan B
5.25%, 11/09/2017 (C)	515,963	515,963
Aristocrat Leisure, Ltd., Term Loan B
4.75%, 10/20/2021 (C)	488,462	490,848
Caesars Entertainment Resort Properties LLC, Term Loan B
7.00%, 10/11/2020 (C)	492,500	459,608
Hilton Worldwide Finance LLC, Term Loan B2
3.50%, 10/26/2020 (C)	865,000	865,946
MGM Resorts International, Term Loan B
3.50%, 12/20/2019 (C)	1,481,032	1,475,478
Mohegan Tribal Gaming Authority, Term Loan A
4.53%, 06/15/2018 (C)	1,469,799	1,448,670
Mohegan Tribal Gaming Authority, Term Loan B
5.50%, 11/19/2019 (C)	994,950	989,229
NEP / NCP Holdco, Inc., Incremental Term Loan
4.25%, 01/22/2020 (C)	1,476,350	1,464,817
NPC International, Inc., Term Loan B
4.00%, 12/28/2018 (C)	496,154	489,952
Peninsula Gaming LLC, Term Loan
4.25%, 11/20/2017 (C)	1,473,065	1,476,747
Pinnacle Entertainment, Inc., Term Loan B2
3.75%, 08/13/2020 (C)	2,336,595	2,336,595
Scientific Games International, Inc., Term Loan B1
6.00%, 10/18/2020 (C)	1,974,975	1,981,557
Scientific Games International, Inc., Term Loan B2
6.00%, 10/01/2021 (C)	996,247	999,734

		17,192,297

Household Durables - 1.7%
API Heat Transfer ThermaSys Corp., Term Loan
5.25%, 05/03/2019 (C)	974,359	967,863
Hoffmaster Group, Inc., 1st Lien Term Loan
5.25%, 05/09/2020 (C)	990,000	987,525
Jarden Corp., Add-On Term Loan B1
TBD, 09/30/2020 (D) (E)	1,000,000	1,002,292
Jarden Corp., Term Loan B2
TBD, 07/27/2022 (D) (E)	1,000,000	996,875
Libbey Glass, Inc., Term Loan B
3.75%, 04/09/2021 (C)	1,491,215	1,483,759
Otter Products LLC, Term Loan
5.75%, 06/03/2020 (C)	457,880	458,453

		5,896,767

Household Products - 2.0%
KIK Custom Products, Inc., 1st Lien Term Loan
5.50%, 04/29/2019 (C)	2,966,113	2,965,558
Reynolds Group Holdings, Inc., Term Loan
4.50%, 12/01/2018 (C)	3,018,545	3,033,245
Spectrum Brands, Inc., Term Loan
3.75%, 06/09/2022 (C)	482,759	484,448

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products (continued)
Sun Products Corp., Term Loan
5.50%, 03/23/2020 (C)	$ 750,000	$ 726,563

		7,209,814

Independent Power and Renewable Electricity Producers - 1.1%
Calpine Corp., Term Loan B5
3.50%, 05/27/2022 (C)	800,000	796,555
Dynegy Holdings, Inc., Term Loan B2
4.00%, 04/23/2020 (C)	2,468,608	2,471,694
Terra-Gen Finance Co. LLC, Term Loan B
5.25%, 12/09/2021 (C)	491,147	492,375

		3,760,624

Industrial Conglomerates - 0.3%
Osmose Holdings, Inc., 1st Lien Term Loan
4.75%, 08/15/2021 (C)	990,000	990,000

IT Services - 1.2%
SunGard Data Systems, Inc., Term Loan C
3.94%, 02/28/2017 (C)	1,257,935	1,257,935
SunGard Data Systems, Inc., Term Loan E
4.00%, 03/08/2020 (C)	2,019,928	2,022,453
Universal Services of America, LP, Delayed Draw Term Loan
TBD, 07/13/2022 (D) (E)	52,695	52,431
Universal Services of America, LP, Term Loan
TBD, 07/13/2022 (D) (E)	747,305	743,569

		4,076,388

Machinery - 3.9%
Apex Tool Group LLC, Term Loan B
4.50%, 01/31/2020 (C)	977,500	958,561
Doosan Infracore International, Inc., Term Loan B
4.50%, 05/28/2021 (C)	1,369,615	1,376,464
Filtration Group Corp., 1st Lien Term Loan
4.25%, 11/21/2020 (C)	2,481,250	2,485,592
Gardner Denver, Inc., Term Loan
4.25%, 07/30/2020 (C)	1,976,180	1,904,852
Rexnord LLC, 1st Lien Term Loan B
4.00%, 08/21/2020 (C)	1,974,924	1,973,937
Wastequip LLC, Term Loan
5.50%, 08/09/2019 (C)	2,476,190	2,466,904
Xerium Technologies, Inc., 1st Lien Term Loan B
5.75%, 05/17/2019 (C)	2,467,355	2,478,149

		13,644,459

Marine - 0.6%
Commercial Barge Line Co., 1st Lien Term Loan
7.50%, 09/23/2019 (C)	1,986,199	1,986,199

Media - 5.9%
Block Communications, Inc., Term Loan B
4.00%, 11/07/2021 (C)	992,500	996,222
Cequel Communications LLC, Term Loan B
TBD, 02/14/2019 (D) (E)	2,500,000	2,494,792
Charter Communications Operating LLC, Term Loan I
TBD, 01/20/2023 (D) (E)	1,000,000	1,001,786
Cumulus Media Holdings, Inc., Term Loan
4.25%, 12/23/2020 (C)	1,410,278	1,297,456

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Learfield Communications, Inc., 1st Lien Term Loan
4.50%, 10/09/2020 (C)	$ 2,231,281	$ 2,234,070
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan
4.50%, 01/07/2022 (C)	2,797,959	2,740,251
MCC Iowa LLC, Term Loan G
4.00%, 01/20/2020 (C)	1,994,872	1,994,040
Media General, Inc., Term Loan B
4.00%, 07/31/2020 (C)	1,390,623	1,396,418
Mediacom Illinois LLC, Term Loan E
3.16%, 10/23/2017 (C)	2,345,740	2,339,143
Tribune Media Co., Term Loan
3.75%, 12/27/2020 (C)	1,940,512	1,941,119
Univision Communications, Inc., Term Loan C4
4.00%, 03/01/2020 (C)	1,473,367	1,471,526
WMG Acquisition Corp., Term Loan
3.75%, 07/01/2020 (C)	982,500	971,728

		20,878,551

Metals & Mining - 1.1%
American Rock Salt Holdings LLC, 1st Lien Term Loan
4.75%, 05/20/2021 (C)	992,487	992,487
American Rock Salt Holdings LLC, Incremental Term Loan
4.75%, 05/20/2021 (C) (F) (G)	498,741	498,741
Novelis, Inc., Term Loan B
4.00%, 06/02/2022 (C)	2,000,000	1,997,142
WireCo WorldGroup, Inc., Term Loan
6.00%, 02/15/2017 (C)	472,420	472,715

		3,961,085

Multi-Utilities - 0.3%
Solenis International, LP, 1st Lien Term Loan
4.25%, 07/31/2021 (C)	992,500	985,470

Multiline Retail - 0.5%
Dollar Tree, Inc., Term Loan B1
3.50%, 07/06/2022 (C)	1,670,886	1,674,367

Oil, Gas & Consumable Fuels - 0.8%
Arch Coal, Inc., Term Loan B
6.25%, 05/16/2018 (C)	491,159	277,996
CITGO Holding, Inc., Term Loan B
9.50%, 05/12/2018 (C)	995,000	997,177
CITGO Petroleum Corp., Term Loan B
4.50%, 07/29/2021 (C)	497,494	497,701
Southeast PowerGen LLC, Term Loan B
4.50%, 12/02/2021 (C)	995,000	998,732

		2,771,606

Personal Products - 1.9%
Prestige Brands, Inc., Term Loan B3
3.51%, 09/03/2021 (C)	2,121,822	2,122,883
Revlon Consumer Products Corp., Acquisition Term Loan
4.00%, 10/08/2019 (C)	3,417,676	3,416,822
Vogue International, Inc., Term Loan
5.75%, 02/14/2020 (C)	987,500	991,820

		6,531,525

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals - 2.9%
Akorn, Inc., Term Loan B
4.50%, 04/16/2021 (C)	$ 992,500	$ 994,155
Amneal Pharmaceuticals LLC, Term Loan
4.50%, 11/01/2019 (C)	1,924,823	1,924,823
Catalent Pharma Solutions, Inc., Term Loan B
4.25%, 05/20/2021 (C)	2,478,731	2,486,477
Endo Luxembourg Finance Co. SARL, Term Loan B
TBD, 06/11/2022 (D) (E)	1,000,000	1,004,219
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B
3.50%, 08/05/2020 (C)	3,302,213	3,303,983
Valeant Pharmaceuticals International, Inc., Term Loan B F1
4.00%, 04/01/2022 (C)	498,750	500,677

		10,214,334

Professional Services - 1.6%
Ceridian LLC, Term Loan
4.50%, 09/15/2020 (C)	3,335,714	3,312,781
TransUnion LLC, Term Loan B2
3.75%, 04/09/2021 (C)	2,478,725	2,461,993

		5,774,774

Real Estate Investment Trusts - 0.3%
Communications Sales & Leasing, Inc., Term Loan B
5.00%, 10/24/2022 (C)	1,000,000	973,333

Real Estate Management & Development - 2.0%
CityCenter Holdings LLC, Term Loan B
4.25%, 10/16/2020 (C)	2,000,000	2,003,928
DTZ U.S. Borrower LLC, 1st Lien Term Loan
5.50%, 11/04/2021 (C)	597,000	597,497
Realogy Corp., Extended Letter of Credit
4.25%, 10/10/2016 (C)	1,855,875	1,837,317
Realogy Corp., Term Loan B
3.75%, 03/05/2020 (C)	2,680,192	2,681,031

		7,119,773

Road & Rail - 0.5%
Fly Funding II SARL, Term Loan B
3.50%, 08/09/2019 (C)	1,636,769	1,638,133

Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc., Term Loan B4
4.25%, 02/28/2020 (C)	1,482,475	1,485,718
Lattice Semiconductor Corp., Term Loan
5.25%, 03/10/2021 (C)	997,500	992,513

		2,478,231

Software - 3.0%
BMC Foreign Holding Co., Term Loan
5.00%, 09/10/2020 (C)	492,500	448,175
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (C)	475,139	433,327
First Data Corp., Term Loan B
3.69%, 03/24/2017 (C)	2,500,000	2,495,703
Infor, Inc., Term Loan B3
3.75%, 06/03/2020 (C)	994,838	986,548
Infor, Inc., Term Loan B5
3.75%, 06/03/2020 (C)	1,448,778	1,438,516

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Kronos, Inc., Initial Incremental Term Loan
4.50%, 10/30/2019 (C)	$ 1,972,976	$ 1,975,442
Magic Newco LLC, 1st Lien Term Loan
5.00%, 12/12/2018 (C)	1,693,121	1,695,767
SS&C Technologies, Inc., Term Loan B1
4.00%, 07/08/2022 (C)	816,144	822,265
SS&C Technologies, Inc., Term Loan B2
4.00%, 07/08/2022 (C)	134,529	135,538

		10,431,281

Specialty Retail - 2.4%
Bass Pro Group LLC, Term Loan
4.00%, 06/05/2020 (C)	997,500	999,059
Men’s Wearhouse, Inc., Term Loan
5.00%, 06/18/2021 (C)	2,000,000	2,020,000
PetSmart, Inc., Term Loan B
4.25%, 03/11/2022 (C)	3,491,250	3,503,152
Pilot Travel Centers LLC, Term Loan B
4.25%, 10/01/2021 (C)	990,000	1,000,784
Staples, Inc., Term Loan B
TBD, 04/07/2021 (D) (E)	1,000,000	999,856

		8,522,851

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC, Term Loan B2
4.00%, 04/29/2020 (C)	2,962,537	2,960,481

Textiles, Apparel & Luxury Goods - 0.9%
Polymer Group, Inc., 1st Lien Term Loan
5.25%, 12/19/2019 (C)	2,970,513	2,986,604

Water Utilities - 0.1%
Utility Services Associates, Inc., Term Loan B
6.75%, 10/18/2019 (C)	492,500	493,731

Total Loan Assignments (Cost $308,247,208)		307,095,036

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.8%
PowerShares Senior Loan Portfolio (B)	179,200	4,245,248
SPDR Barclays Short Term High Yield Bond ETF	70,000	1,989,400

Total Exchange-Traded Funds (Cost $6,384,617)		6,234,648

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (H)	7,512,333	7,512,333

Total Securities Lending Collateral (Cost $7,512,333)		7,512,333

	Principal	Value
REPURCHASE AGREEMENT - 7.5%

State Street Bank & Trust Co. 0.01% (H), dated 07/31/2015, to be repurchased at $26,585,245 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2040, and with a value of $27,119,593.

	$ 26,585,223	$ 26,585,223

Total Repurchase Agreement (Cost $26,585,223)		26,585,223

Total Investments (Cost $376,180,780) (I)		374,847,786
Net Other Assets (Liabilities) - (6.3)%		(22,335,595)

Net Assets - 100.0%		$ 352,512,191

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value at July 31, 2015
ASSETS
Investments
Corporate Debt Securities	$—	$27,420,546	$—	$27,420,546
Loan Assignments	—	306,596,295	498,741	307,095,036
Exchange-Traded Funds	6,234,648	—	—	6,234,648
Securities Lending Collateral	7,512,333	—	—	7,512,333
Repurchase Agreement	—	26,585,223	—	26,585,223

Total Investments	$13,746,981	$360,602,064	$498,741	$374,847,786

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $12,094,609, representing 3.4% of the Fund’s net assets.

(B)

All or a portion of the security is on loan. The value of all securities on loan is $7,344,857. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(D)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(E)	All or a portion of the security represents unsettled loan commitments at July 31, 2015 where the rate will be determined at time of settlement.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $498,741, representing 0.1% of the Fund’s net assets.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Rate disclosed reflects the yield at July 31, 2015.
(I)

Aggregate cost for federal income tax purposes is $376,180,780. Aggregate gross unrealized appreciation and depreciation for all securities is $937,730 and $2,270,724, respectively. Net unrealized depreciation for tax purposes is $1,332,994.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATION:

TBD	To be determined

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 16.3%
Cayman Islands - 0.5%
Dubai Holding Commercial Operations, Ltd.
Series MTN
6.00%, 02/01/2017	GBP 150,000	$240,596

Colombia - 0.6%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024 (A)	COP 836,000,000	285,909

France - 0.9%
Numericable-SFR SAS
5.63%, 05/15/2024 (A)	EUR 400,000	450,502

Ireland - 2.8%
GE Capital UK Funding
Series MTN
4.13%, 09/28/2017	GBP 500,000	821,939
5.13%, 05/24/2023	320,000	579,349

		1,401,288

Mexico - 1.9%
America Movil SAB de CV
4.75%, 06/28/2022	EUR 90,000	119,970
6.00%, 06/09/2019	MXN 3,000,000	186,861
6.45%, 12/05/2022	5,000,000	300,854
Petroleos Mexicanos
7.47%, 11/12/2026	5,480,000	318,852

		926,537

Netherlands - 2.4%
Bank Nederlandse Gemeenten NV Series MTN
3.88%, 02/23/2018 (B)	NZD 755,000	505,163
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Series MTN
4.00%, 01/25/2016	NOK 4,660,000	577,448
4.25%, 05/02/2018	NZD 200,000	134,049

		1,216,660

Peru - 5.0%
Telefonica del Peru SAA
8.00%, 04/11/2016 (B)	PEN 7,773,340	2,478,339

United States - 2.2%
Goldman Sachs Group, Inc.
5.20%, 12/17/2019	NZD 240,000	165,608
Morgan Stanley
3.13%, 08/05/2021	CAD 700,000	552,239
Series MTN
7.60%, 08/08/2017	NZD 500,000	353,138

		1,070,985

Total Corporate Debt Securities (Cost $9,165,669)		8,070,816

FOREIGN GOVERNMENT OBLIGATIONS - 66.1%
Austria - 1.2%
Austria Government Bond
Series 1
1.65%, 10/21/2024 (B)	EUR 485,000	575,116

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Belarus - 0.5%
Republic of Belarus
8.75%, 08/03/2015 (B)	$ 250,000	$ 250,000

Belgium - 0.8%
Belgium Government Bond
3.75%, 06/22/2045 (B)	EUR 256,522	407,062

Brazil - 1.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2017 - 01/01/2025	BRL 1,985,000	531,058

Canada - 8.4%
Canadian Government Bond
1.25%, 03/01/2018	CAD 900,000	703,450
Export Development Canada Series MTN
6.30%, 09/29/2015 (B) (C) (D)	INR 20,000,000	312,841
Province of Alberta, Canada
2.35%, 06/01/2025	CAD 750,000	582,165
Province of Manitoba, Canada
1.75%, 05/30/2019	$ 300,000	302,482
Province of Quebec, Canada
4.50%, 12/01/2020	CAD 1,100,000	975,672
Series MTN
6.35%, 01/30/2026	$ 715,000	906,518
7.30%, 07/22/2026	280,000	368,026

		4,151,154

Colombia - 0.5%
Colombia Government International Bond
4.38%, 03/21/2023	COP 748,000,000	229,841

Croatia - 0.7%
Croatia Government International Bond
3.88%, 05/30/2022 (B)	EUR 310,000	348,969

Hungary - 4.8%
Hungary Government Bond
3.50%, 06/24/2020	HUF 540,000,000	1,985,601
Magyar Nemzeti Bank
6.00%, 10/19/2015	JPY 51,000,000	414,300

		2,399,901

Indonesia - 4.0%
Indonesia Treasury Bond
5.63%, 05/15/2023	IDR 3,095,000,000	190,470
7.00%, 05/15/2022	1,000,000,000	67,899
8.38%, 09/15/2026	2,059,000,000	150,306
Republic of Indonesia
3.38%, 07/30/2025	EUR 1,444,000	1,567,002

		1,975,677

Italy - 2.8%
Italy Buoni Poliennali del Tesoro
1.50%, 06/01/2025	840,000	899,962
4.75%, 09/01/2044 (B)	310,000	471,135

		1,371,097

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Korea, Republic of - 0.4%
Export-Import Bank of Korea Series MTN
3.00%, 05/22/2018 (B)	NOK 1,500,000	$ 189,491

Mexico - 3.8%
Mexican Bonos
10.00%, 12/05/2024	MXN 1,964,700	156,280
Series M
7.75%, 05/29/2031	12,791,200	894,267
8.00%, 06/11/2020	12,010,000	829,338

		1,879,885

Netherlands - 3.6%
Netherlands Government Bond
2.00%, 07/15/2024 (B)	EUR 600,000	734,248
2.50%, 01/15/2033 (B)	790,000	1,044,086

		1,778,334

New Zealand - 2.8%
New Zealand Government Bond
4.50%, 04/15/2027 (B)	NZD 1,934,000	1,415,051

Norway - 0.9%
City of Oslo, Norway
2.40%, 02/13/2030	NOK 4,000,000	475,787

Poland - 2.5%
Poland Government Bond
3.25%, 07/25/2019	PLN 2,500,000	687,967
3.75%, 04/25/2018	2,075,000	575,506

		1,263,473

Portugal - 2.0%
Portugal Obrigacoes do Tesouro OT
4.10%, 02/15/2045 (B)	EUR 800,000	1,000,697

Romania - 2.7%
Romania Government Bond
5.95%, 06/11/2021	RON 700,000	199,114
Romanian Government International Bond Series MTN
4.88%, 11/07/2019 (B)	EUR 888,000	1,126,410

		1,325,524

Slovenia - 1.2%
Slovenia Government Bond
4.63%, 09/09/2024 (B)	293,000	392,581
Slovenia Government International Bond
5.50%, 10/26/2022 (A) (E)	$ 170,000	190,825

		583,406

South Africa - 1.1%
South Africa Government Bond
8.75%, 01/31/2044	ZAR 1,500,000	116,620
10.50%, 12/21/2026	4,860,000	447,303

		563,923

Spain - 3.0%
Spain Government Bond
1.60%, 04/30/2025 (B)	EUR 427,000	458,436
5.15%, 10/31/2028 - 10/31/2044 (B)	698,000	1,040,597

		1,499,033

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 9.9%
European Bank for Reconstruction & Development
Series MTN
6.00%, 03/03/2016	INR 17,100,000	$ 265,447
European Investment Bank Series MTN
2.25%, 03/07/2020 (B)	GBP 600,000	965,428
Inter-American Development Bank
Series MTN
7.20%, 01/22/2018	IDR 4,000,000,000	281,820
7.25%, 07/17/2017	13,000,000,000	924,189
International Bank for Reconstruction & Development
1.38%, 06/23/2019	SEK 2,000,000	240,945
Series MTN
3.75%, 05/19/2017	NOK 3,250,000	416,533
International Finance Corp.
Series MTN
3.63%, 05/20/2020	NZD 560,000	373,832
3.88%, 02/26/2018	500,000	336,288
6.45%, 10/30/2018	INR 30,000,000	467,090
7.75%, 12/03/2016	35,000,000	549,967
7.80%, 06/03/2019	4,500,000	72,681

		4,894,220

Sweden - 0.4%
Kommuninvest I Sverige AB
1.58%, 11/15/2016 (F)	NOK 1,500,000	183,881

Turkey - 2.7%
Turkey Government Bond
8.00%, 03/12/2025	TRY 1,630,000	535,922
10.50%, 01/15/2020	830,000	311,051
Turkey Government International Bond
5.88%, 04/02/2019	EUR 400,000	499,704

		1,346,677

Ukraine - 0.3%
Financing of Infrastrucural Projects State Enterprise
8.38%, 11/03/2017 (B)	$ 250,000	138,800

United Kingdom - 2.8%
U.K. Gilt
1.75%, 09/07/2022 (B)	GBP 733,000	1,149,041
4.75%, 12/07/2030 (B)	130,000	267,740

		1,416,781

Uruguay - 1.2%
Uruguay Government International Bond
4.25%, 04/05/2027	UYU 19,489,894	622,494

Total Foreign Government Obligations (Cost $35,800,184)		32,817,332

U.S. GOVERNMENT OBLIGATIONS - 13.1%
U.S. Treasury Note
1.63%, 06/30/2020	$ 250,000	251,035
2.13%, 05/15/2025	6,310,000	6,266,619

Total U.S. Government Obligations (Cost $6,530,330)		6,517,654

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (G)	194,880	$ 194,880

Total Securities Lending Collateral (Cost $194,880)		194,880

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.01% (G), dated 07/31/2015, to be repurchased at $1,291,571 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/25/2034, and with a value of $1,321,204.	$ 1,291,570	1,291,570

Total Repurchase Agreement (Cost $1,291,570)		1,291,570

Total Investments (Cost $52,982,633) (H)		48,892,252
Net Other Assets (Liabilities) - 1.5%		723,855

Net Assets - 100.0%		$ 49,616,107

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	08/04/2015	BRL	2,529,535	USD	770,373	$—	$(32,637)
BOA	08/04/2015	USD	749,440	BRL	2,529,535	11,703	—
BOA	08/27/2015	COP	740,462,310	USD	261,186	—	(4,366)
BOA	08/31/2015	JPY	506,730,131	USD	4,099,360	—	(9,512)
BOA	08/31/2015	USD	3,428,663	EUR	3,104,773	17,540	—
HSBC	08/04/2015	BRL	1,687,961	USD	497,337	—	(5,044)
HSBC	08/04/2015	USD	521,378	BRL	1,687,961	29,086	—
HSBC	08/28/2015	USD	1,080,648	GBP	689,371	4,316	—
HSBC	08/31/2015	USD	271,712	EUR	246,268	1,145	—
HSBC	08/31/2015	USD	915,362	NZD	1,371,575	12,317	—
JPM	08/24/2015	USD	500,000	TWD	15,615,000	5,324	—
JPM	08/31/2015	PLN	2,086,411	USD	556,699	—	(4,102)
JPM	08/31/2015	USD	561,941	HUF	157,362,472	—	(327)
JPM	08/31/2015	USD	265,256	MXN	4,303,991	—	(1,258)
JPM	08/31/2015	USD	1,491,528	NOK	12,167,775	2,948	—
JPM	08/31/2015	ZAR	3,341,561	USD	263,312	—	(602)
RBS	08/31/2015	TRY	2,758,720	USD	990,742	—	(3,987)
RBS	08/31/2015	USD	244,830	MXN	3,984,530	—	(1,903)
RBS	08/31/2015	USD	494,782	ZAR	6,236,632	4,466	—
SCB	08/04/2015	BRL	846,596	USD	253,396	—	(6,487)
SCB	08/04/2015	USD	249,439	BRL	846,596	2,530	—
SCB	08/24/2015	COP	942,860,992	USD	338,720	—	(11,671)
SCB	08/24/2015	USD	338,720	CLP	222,047,896	10,160	—
SCB	08/24/2015	USD	500,000	KRW	577,400,000	6,948	—
SCB	08/24/2015	USD	2,480,000	PEN	7,936,000	357	—
SCB	08/31/2015	USD	1,464,641	CAD	1,896,381	14,942	—
SCB	08/31/2015	USD	448,991	MXN	7,274,816	109	(1,593)
SCB	08/31/2015	ZAR	4,837,053	USD	384,314	—	(4,031)

Total						$123,891	$(87,520)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	67.1%	$32,817,332
U.S. Government Obligations	13.3	6,517,654
Diversified Telecommunication Services	5.1	2,478,339
Diversified Financial Services	3.5	1,687,197
Banks	2.5	1,216,660
Capital Markets	2.2	1,070,985
Wireless Telecommunication Services	1.2	607,685
Media	0.9	450,502
Oil, Gas & Consumable Fuels	0.7	318,852
Commercial Services & Supplies	0.5	240,596

Investments, at Value	97.0	47,405,802
Short-Term Investments	3.0	1,486,450

Total Investments	100.0%	$48,892,252

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value at July 31, 2015
ASSETS
Investments
Corporate Debt Securities	$—	$8,070,816	$—	$8,070,816
Foreign Government Obligations	—	32,504,491	312,841	32,817,332
U.S. Government Obligations	—	6,517,654	—	6,517,654
Securities Lending Collateral	194,880	—	—	194,880
Repurchase Agreement	—	1,291,570	—	1,291,570

Total Investments	$194,880	$48,384,531	$312,841	$48,892,252

Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$123,891	$—	$123,891

Total Other Financial Instruments	$—	$123,891	$—	$123,891

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(87,520)	$—	$(87,520)

Total Other Financial Instruments	$—	$(87,520)	$—	$(87,520)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $927,236, representing 1.9% of the Fund’s net assets.
(B)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $312,841, representing 0.6% of the Fund’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	All or a portion of the security is on loan. The value of all securities on loan is $190,993. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(G)	Rate disclosed reflects the yield at July 31, 2015.
(H)	Aggregate cost for federal income tax purposes is $52,982,633. Aggregate gross unrealized appreciation and depreciation for all securities is $134,631 and $4,225,012, respectively. Net unrealized depreciation for tax purposes is $4,090,381.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(K)	Level 3 securities were not considered significant to the Fund.

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	60,594	$ 6,365,400
Safran SA	87,323	6,603,848

		12,969,248

Airlines - 3.3%
Southwest Airlines Co.	90,326	3,269,801
United Continental Holdings, Inc. (A)	124,517	7,021,514

		10,291,315

Auto Components - 2.5%
Delphi Automotive PLC, Class A	61,749	4,821,362
NGK Spark Plug Co., Ltd.	119,895	3,177,916

		7,999,278

Banks - 9.7%
Bank Rakyat Indonesia Persero Tbk PT	2,283,100	1,687,747
ING Groep NV, CVA	584,257	9,939,323
Lloyds Banking Group PLC	5,002,527	6,499,751
Swedbank AB, Class A	172,892	4,052,367
Wells Fargo & Co.	148,816	8,611,982

		30,791,170

Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (A)	15,212	3,003,457
Baxalta, Inc. (A)	120,616	3,959,823
Incyte Corp. (A) (B)	18,082	1,885,591
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	8,695	4,814,074

		13,662,945

Building Products - 2.2%
Cie de St-Gobain	88,137	4,178,222
USG Corp. (A) (B)	84,937	2,631,348

		6,809,570

Chemicals - 0.8%
Johnson Matthey PLC	52,522	2,390,913

Construction & Engineering - 0.7%
Boskalis Westminster NV	46,043	2,250,463

Construction Materials - 1.5%
HeidelbergCement AG	47,783	3,644,577
Semen Indonesia Persero Tbk PT	1,321,900	986,966

		4,631,543

Consumer Finance - 2.3%
Capital One Financial Corp.	90,411	7,350,414

Diversified Financial Services - 2.7%
JPMorgan Chase & Co.	126,061	8,638,960

Diversified Telecommunication Services - 2.7%
Nippon Telegraph & Telephone Corp.	220,800	8,486,552

Electric Utilities - 5.2%
Kansai Electric Power Co., Inc. (A)	563,500	7,647,614
Korea Electric Power Corp., ADR (B)	355,602	7,663,223
Korea Electric Power Corp.	23,595	1,026,352

		16,337,189

Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	46,147	2,811,275

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 3.2%
CVS Health Corp.	42,589	$ 4,789,985
Wal-Mart Stores, Inc. (B)	75,813	5,457,020

		10,247,005

Health Care Equipment & Supplies - 1.4%
St. Jude Medical, Inc. (B)	57,889	4,273,366

Health Care Providers & Services - 2.1%
Express Scripts Holding Co. (A) (B)	73,158	6,589,341

Hotels, Restaurants & Leisure - 4.9%
Buffalo Wild Wings, Inc. (A) (B)	14,181	2,773,520
Royal Caribbean Cruises, Ltd., Class A (B)	91,228	8,196,836
Yum! Brands, Inc.	52,108	4,572,998

		15,543,354

Insurance - 4.7%
Aflac, Inc.	84,478	5,410,816
Prudential PLC	176,663	4,158,980
Reinsurance Group of America, Inc., Class A	55,501	5,356,957

		14,926,753

Internet & Catalog Retail - 0.9%
Ctrip.com International, Ltd., ADR (A)	40,979	2,933,277

Internet Software & Services - 6.0%
Alibaba Group Holding, Ltd., ADR (A)	53,704	4,207,172
Baidu, Inc., ADR (A)	18,311	3,161,577
Google, Inc., Class C (A)	18,551	11,605,691

		18,974,440

IT Services - 2.8%
InterXion Holding NV (A)	62,617	1,729,482
Visa, Inc., Class A (B)	92,186	6,945,293

		8,674,775

Machinery - 5.1%
Amada Holdings Co., Ltd.	453,223	4,443,183
Nabtesco Corp.	148,466	3,266,767
Pentair PLC (B)	93,262	5,671,262
SMC Corp.	10,915	2,770,694

		16,151,906

Media - 1.9%
Comcast Corp., Class A	96,722	6,036,420

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp., Class A (B)	47,704	3,546,792
Apache Corp.	47,156	2,162,574
Cabot Oil & Gas Corp. (B)	138,818	3,631,479
Chevron Corp.	60,840	5,383,123
Royal Dutch Shell PLC, Class A, ADR	70,524	4,053,720

		18,777,688

Pharmaceuticals - 6.4%
Kalbe Farma PT	9,202,700	1,187,116
Mallinckrodt PLC (A) (B)	46,335	5,743,687
Merck & Co., Inc.	90,355	5,327,331
Novartis AG, ADR	77,066	7,995,597

		20,253,731

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.9%
Marvell Technology Group, Ltd.	226,588	$ 2,818,755

Software - 4.0%
Microsoft Corp.	155,035	7,240,135
Oracle Corp.	133,132	5,317,292

		12,557,427

Wireless Telecommunication Services - 1.6%
China Mobile, Ltd., ADR	78,561	5,106,465

Total Common Stocks (Cost $288,183,011)		299,285,538

PREFERRED STOCK - 1.2%
Automobiles - 1.2%
Hyundai Motor Co. 4.13% (C)	44,614	3,927,054

Total Preferred Stock (Cost $4,997,562)		3,927,054

SECURITIES LENDING COLLATERAL - 13.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	42,947,322	42,947,322

Total Securities Lending Collateral (Cost $42,947,322)		42,947,322

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $13,307,276 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $13,575,689.	$ 13,307,265	13,307,265

Total Repurchase Agreement (Cost $13,307,265)		13,307,265

Total Investments (Cost $349,435,160) (D)		359,467,179
Net Other Assets (Liabilities) - (13.7)%		(43,304,356)

Net Assets - 100.0%		$ 316,162,823

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$220,886,187	$78,399,351	$—	$299,285,538
Preferred Stock	—	3,927,054	—	3,927,054
Securities Lending Collateral	42,947,322	—	—	42,947,322
Repurchase Agreement	—	13,307,265	—	13,307,265

Total Investments	$263,833,509	$95,633,670	$—	$359,467,179

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $42,033,141. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $349,435,160. Aggregate gross unrealized appreciation and depreciation for all securities is $26,601,070 and $16,569,051, respectively. Net unrealized appreciation for tax purposes is $10,032,019.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 92.6%
BlackRock Liquidity Funds T-Fund Portfolio	20,857,895	$ 20,857,895
Dreyfus Treasury Cash Management	83,934,886	83,934,886
UBS Select Treasury Preferred	104,918,608	104,918,608

Total Short-Term Investment Companies (Cost $209,711,389)		209,711,389

Total Investments (Cost $209,711,389) (A)		209,711,389
Net Other Assets (Liabilities) - 7.4%		16,710,779

Net Assets - 100.0%		$ 226,422,168

CENTRALLY CLEARED SWAP AGREEMENTS: (B)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	2.00%	09/07/2017	AUD	22,390,000	$(32,279)	$(41,492)	$9,213
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	16,880,000	(24,336)	(1,840)	(22,496)
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	11,650,000	(16,796)	(48,057)	31,261
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	6,510,000	(9,386)	(1,338)	(8,048)
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	3,380,000	(4,873)	(9,725)	4,852
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	9,460,000	(13,638)	(26,999)	13,361
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	6,860,000	(9,890)	(29,346)	19,456
3-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	610,000	(5,601)	(10,747)	5,146
3-Month CAD-CDOR	1.00	09/18/2017	CAD	25,190,000	94,390	(10,884)	105,274
3-Month CAD-CDOR	2.00	09/15/2025	CAD	580,000	937	(7,005)	7,942
3-Month CAD-CDOR	2.00	09/15/2025	CAD	80,000	129	737	(608)
3-Month CAD-CDOR	2.00	09/15/2025	CAD	310,000	501	2,058	(1,557)
3-Month CAD-CDOR	2.00	09/15/2025	CAD	310,000	501	2,437	(1,936)
3-Month CAD-CDOR	2.00	09/15/2025	CAD	540,000	873	(6,740)	7,613
3-Month CAD-CDOR	2.00	09/15/2025	CAD	580,000	938	(13,342)	14,280
3-Month CAD-CDOR	2.00	09/15/2025	CAD	560,000	906	(11,228)	12,134
3-Month CAD-CDOR	2.00	09/15/2025	CAD	5,510,000	8,911	(174,180)	183,091
3-Month CAD-CDOR	2.00	09/15/2025	CAD	600,000	971	(13,774)	14,745
3-Month CAD-CDOR	2.00	09/15/2025	CAD	560,000	906	(8,175)	9,081
3-Month CAD-CDOR	2.00	09/15/2025	CAD	540,000	873	(13,437)	14,310
3-Month NZD-BKBM	3.00	09/13/2017	NZD	29,450,000	44,115	43,334	781
3-Month NZD-BKBM	3.00	09/13/2017	NZD	36,900,000	55,276	36,267	19,009
3-Month NZD-BKBM	3.50	09/13/2017	NZD	29,130,000	227,999	39,169	188,830
3-Month NZD-BKBM	3.50	09/13/2017	NZD	270,000	2,113	671	1,442
3-Month NZD-BKBM	3.50	09/13/2017	NZD	3,460,000	27,082	18,251	8,831
3-Month NZD-BKBM	3.50	09/13/2017	NZD	3,210,000	25,124	15,912	9,212
3-Month NZD-BKBM	3.50	09/13/2017	NZD	3,190,000	24,967	17,391	7,576
3-Month NZD-BKBM	3.50	09/13/2017	NZD	11,300,000	88,444	18,909	69,535
3-Month NZD-BKBM	4.00	09/10/2025	NZD	690,000	12,246	(6,566)	18,812
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	181,700,000	262,957	78,304	184,653
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	17,360,000	25,123	32,008	(6,885)
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	17,570,000	25,428	20,608	4,820
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	16,950,000	24,530	19,145	5,385
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	16,350,000	23,662	9,187	14,475
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	17,360,000	25,124	18,303	6,821
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	18,640,000	26,976	23,190	3,786
3-Month SEK-STIBOR-SIDE	1.00	09/17/2025	SEK	51,640,000	(224,847)	(151,095)	(73,752)
3-Month SEK-STIBOR-SIDE	1.00	09/17/2025	SEK	5,030,000	(21,901)	(10,285)	(11,616)
3-Month SEK-STIBOR-SIDE	1.00	09/17/2025	SEK	3,690,000	(16,067)	2,023	(18,090)
3-Month SEK-STIBOR-SIDE	1.50	09/17/2025	SEK	3,630,000	4,210	(4,874)	9,084
3-Month USD-LIBOR	1.50	09/18/2017	USD	22,020,000	222,004	66,530	155,474
3-Month USD-LIBOR	1.50	09/18/2017	USD	9,430,000	95,073	58,188	36,885
3-Month USD-LIBOR	1.50	09/18/2017	USD	30,670,000	309,213	143,007	166,206
3-Month USD-LIBOR	1.50	09/18/2017	USD	4,850,000	48,898	24,919	23,979
3-Month USD-LIBOR	1.50	09/18/2017	USD	18,370,000	185,205	44,355	140,850

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.50%	09/18/2017	USD	37,270,000	$375,754	$253,798	$121,956
3-Month USD-LIBOR	1.50	09/18/2017	USD	37,260,000	375,653	254,109	121,544
3-Month USD-LIBOR	1.50	09/18/2017	USD	22,140,000	223,214	200,931	22,283
3-Month USD-LIBOR	1.50	09/18/2017	USD	6,930,000	69,868	43,537	26,331
3-Month USD-LIBOR	1.50	09/18/2017	USD	5,380,000	54,241	33,124	21,117
3-Month USD-LIBOR	1.50	09/18/2017	USD	5,380,000	54,241	32,379	21,862
3-Month USD-LIBOR	1.50	09/18/2017	USD	5,370,000	54,140	31,350	22,790
3-Month USD-LIBOR	2.25	09/16/2020	USD	3,470,000	85,716	53,848	31,868
3-Month USD-LIBOR	2.25	09/16/2020	USD	1,230,000	30,383	—	30,383
3-Month USD-LIBOR	2.25	09/16/2020	USD	21,820,000	538,997	150,341	388,656
3-Month USD-LIBOR	2.25	09/16/2020	USD	7,040,000	173,902	147,592	26,310
3-Month USD-LIBOR	2.25	09/16/2020	USD	12,670,000	312,974	226,884	86,090
3-Month USD-LIBOR	2.75	09/16/2025	USD	450,000	17,470	12,529	4,941
3-Month USD-LIBOR	2.75	09/16/2025	USD	520,000	20,187	20,036	151
3-Month USD-LIBOR	2.75	09/16/2025	USD	570,000	22,129	22,480	(351)
3-Month USD-LIBOR	2.75	09/16/2025	USD	450,000	17,470	24,984	(7,514)
3-Month USD-LIBOR	2.75	09/16/2025	USD	460,000	17,859	21,324	(3,465)
3-Month USD-LIBOR	2.75	09/16/2025	USD	220,000	8,541	4,854	3,687
3-Month USD-LIBOR	2.75	09/16/2025	USD	230,000	8,929	5,368	3,561
3-Month USD-LIBOR	2.75	09/16/2025	USD	460,000	17,858	11,113	6,745
3-Month USD-LIBOR	2.75	09/16/2025	USD	460,000	17,858	7,274	10,584
3-Month USD-LIBOR	2.75	09/16/2025	USD	2,510,000	97,445	79,265	18,180
3-Month USD-LIBOR	2.75	09/16/2025	USD	1,670,000	64,833	50,691	14,142
3-Month USD-LIBOR	2.75	09/16/2025	USD	850,000	32,999	19,245	13,754
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	10,880,000	(99,902)	(90,514)	(9,388)
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	1,680,000	(15,426)	(9,048)	(6,378)
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	3,920,000	(35,994)	(93,668)	57,674
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	610,000	(5,601)	(8,193)	2,592
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	680,000	(6,244)	(10,841)	4,597
6-Month AUD-BBR-BBSW	3.50	09/11/2025	AUD	690,000	15,800	1,670	14,130
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	280,000	(2,046)	232	(2,278)
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	280,000	(2,046)	410	(2,456)
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	91,750,000	318,923	(70,531)	389,454
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	23,100,000	80,296	(11,653)	91,949
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	2,040,000	7,091	3,719	3,372
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	14,660,000	50,958	45,980	4,978
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	1,960,000	6,813	5,797	1,016
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	2,540,000	8,829	6,680	2,149
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	8,090,000	28,120	26,176	1,944
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	66,850,000	232,370	115,362	117,008
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	1,840,000	6,396	2,506	3,890
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	3,270,000	11,366	15,215	(3,849)
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	1,830,000	6,361	2,367	3,994
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	44,700,000	155,377	139,637	15,740
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	1,830,000	6,361	1,111	5,250
6-Month CHF-LIBOR	0.50	09/17/2025	CHF	3,830,000	71,767	(29,435)	101,202
6-Month CHF-LIBOR	0.50	09/17/2025	CHF	590,000	11,055	4,300	6,755
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	21,080,000	184,610	145,882	38,728
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	56,340,000	493,400	426,064	67,336
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	11,920,000	104,390	72,410	31,980
6-Month EUR-EURIBOR	0.50	09/17/2025	EUR	380,000	(20,823)	(1,741)	(19,082)
6-Month EUR-EURIBOR	0.50	09/17/2025	EUR	2,270,000	(124,389)	(98,039)	(26,350)
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	16,860,000	(19,725)	338,354	(358,079)
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	8,770,000	(10,261)	300,350	(310,611)
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	1,530,000	(1,790)	(942)	(848)
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	13,870,000	(16,227)	64,001	(80,228)
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	1,540,000	(1,802)	(999)	(803)
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	380,000	(444)	14,545	(14,989)

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Receivable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	1.00%	09/17/2025	EUR	7,950,000	$(9,301)	$(216,105)	$206,804
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	620,000	(726)	(17,432)	16,706
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	2,760,000	(3,229)	(14,834)	11,605
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	380,000	(444)	(8,466)	8,022
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	7,920,000	(9,266)	(196,207)	186,941
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	590,000	(690)	3,299	(3,989)
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	250,000	(292)	(1,277)	985
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	1,310,000	(6,661)	(4,019)	(2,642)
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	15,470,000	(78,667)	(108,360)	29,693
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	27,760,000	(141,165)	(215,068)	73,903
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	3,410,000	(17,340)	(4,340)	(13,000)
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	1,360,000	(6,916)	(2,173)	(4,743)
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	1,320,000	(6,712)	(2,784)	(3,928)
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	26,920,000	(136,894)	(131,723)	(5,171)
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	1,560,000	(7,933)	(5,007)	(2,926)
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	2,660,000	(13,527)	(20,274)	6,747
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	11,040,000	(56,141)	(32,247)	(23,894)
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	3,780,000	(19,222)	(23,849)	4,627
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	1,420,000	(7,221)	(9,656)	2,435
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	1,310,000	(6,662)	(5,695)	(967)
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	2,180,000	(11,085)	(13,833)	2,748
6-Month GBP-LIBOR	1.00	09/20/2017	GBP	1,400,000	(7,120)	(5,434)	(1,686)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	10,149,970,000	179,440	142,979	36,461
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	1,110,090,000	19,625	12,644	6,981
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	1,800,470,000	31,830	19,869	11,961
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	1,647,700,000	29,129	18,006	11,123
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	3,869,810,000	68,414	57,093	11,321
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	3,895,380,000	68,866	54,433	14,433
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	4,133,570,000	73,077	57,258	15,819
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	4,043,200,000	71,479	59,477	12,002
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	51,140,000	(3,876)	(4,546)	670
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	72,960,000	(5,530)	(11,735)	6,205
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	54,530,000	(4,133)	(6,243)	2,110
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	3,370,240,000	(255,437)	(405,106)	149,669
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	55,790,000	(4,228)	(5,441)	1,213
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	49,680,000	(3,765)	(3,616)	(149)
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	54,230,000	(4,110)	(2,908)	(1,202)
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	338,300,000	(25,640)	(51,088)	25,448
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	51,370,000	(3,894)	(6,273)	2,379
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	1,032,720,000	(78,272)	(172,659)	94,387
6-Month JPY-LIBOR	0.75	09/17/2025	JPY	575,700,000	71,003	68,001	3,002
6-Month JPY-LIBOR	0.75	09/17/2025	JPY	1,308,420,000	161,372	95,322	66,050
6-Month JPY-LIBOR	0.75	09/17/2025	JPY	67,340,000	8,305	3,885	4,420
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	72,830,000	(27,388)	(69,690)	42,302
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	15,820,000	(5,949)	(11,746)	5,797
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	15,980,000	(6,009)	(4,957)	(1,052)
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	16,690,000	(6,276)	(5,473)	(803)
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	18,730,000	(7,044)	(12,288)	5,244
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	15,990,000	(6,013)	(11,090)	5,077
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	17,690,000	(6,652)	(17,419)	10,767
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	17,920,000	(6,738)	(12,980)	6,242
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	42,110,000	(15,836)	(33,564)	17,728
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	16,800,000	(6,317)	(13,363)	7,046
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	81,290,000	(110,185)	(19,727)	(90,458)
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,640,000	(4,934)	1,646	(6,580)
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,820,000	(5,178)	(15,533)	10,355
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,800,000	(5,151)	(16,225)	11,074
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,510,000	(4,758)	(9,820)	5,062

Total					$5,269,228	$1,779,633	$3,489,595

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	2.00%	09/07/2017	AUD	47,590,000	$68,608	$139,118	$(70,510)
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	2,680,000	3,864	7,933	(4,069)
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	2,810,000	4,052	8,464	(4,412)
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	2,660,000	3,835	8,346	(4,511)
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	2,650,000	3,821	7,188	(3,367)
3-Month AUD-BBR-BBSW	2.00	09/07/2017	AUD	17,490,000	25,215	56,047	(30,832)
3-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	1,580,000	14,508	32,269	(17,761)
3-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	2,710,000	24,884	68,207	(43,323)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	2,510,000	(9,405)	2,895	(12,300)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	310,000	(1,162)	(515)	(647)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	1,250,000	(4,684)	(1,284)	(3,400)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	1,260,000	(4,722)	(1,442)	(3,280)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	2,520,000	(9,443)	5,286	(14,729)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	2,940,000	(11,017)	6,635	(17,652)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	2,550,000	(9,555)	4,230	(13,785)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	2,500,000	(9,368)	2,306	(11,674)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	2,480,000	(9,293)	3,165	(12,458)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	2,580,000	(9,667)	901	(10,568)
3-Month CAD-CDOR	1.00	09/18/2017	CAD	24,490,000	(91,767)	54,798	(146,565)
3-Month CAD-CDOR	2.00	09/15/2025	CAD	5,600,000	(9,056)	59,273	(68,329)
3-Month NZD-BKBM	3.50	09/13/2017	NZD	3,860,000	(30,211)	(7,237)	(22,974)
3-Month NZD-BKBM	4.00	09/10/2025	NZD	2,660,000	(47,211)	2,464	(49,675)
3-Month NZD-BKBM	4.00	09/10/2025	NZD	6,830,000	(121,223)	(4,088)	(117,135)
3-Month NZD-BKBM	4.00	09/10/2025	NZD	710,000	(12,601)	(1,589)	(11,012)
3-Month NZD-BKBM	4.00	09/10/2025	NZD	720,000	(12,779)	(226)	(12,553)
3-Month NZD-BKBM	4.00	09/10/2025	NZD	6,810,000	(120,868)	(80,450)	(40,418)
3-Month NZD-BKBM	4.00	09/10/2025	NZD	8,290,000	(147,136)	(136,134)	(11,002)
3-Month NZD-BKBM	4.00	09/10/2025	NZD	720,000	(12,779)	(2,568)	(10,211)
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	245,500,000	(355,287)	(143,405)	(211,882)
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	17,250,000	(24,964)	(12,841)	(12,123)
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	18,910,000	(27,367)	(20,760)	(6,607)
3-Month SEK-STIBOR-SIDE	0.50	09/20/2017	SEK	16,990,000	(24,588)	(20,562)	(4,026)
3-Month SEK-STIBOR-SIDE	1.00	09/17/2025	SEK	39,040,000	169,985	144,165	25,820
3-Month SEK-STIBOR-SIDE	1.00	09/17/2025	SEK	3,770,000	16,415	15,900	515
3-Month SEK-STIBOR-SIDE	1.00	09/17/2025	SEK	3,610,000	15,718	(817)	16,535
3-Month SEK-STIBOR-SIDE	1.00	09/17/2025	SEK	3,610,000	15,718	17,642	(1,924)
3-Month SEK-STIBOR-SIDE	1.00	09/17/2025	SEK	3,610,000	15,718	17,185	(1,467)
3-Month SEK-STIBOR-SIDE	1.50	09/17/2025	SEK	3,650,000	(4,233)	6,732	(10,965)
3-Month SEK-STIBOR-SIDE	1.50	09/17/2025	SEK	3,610,000	(4,187)	12,951	(17,138)
3-Month USD-LIBOR	1.50	09/18/2017	USD	52,560,000	(529,907)	(79,588)	(450,319)
3-Month USD-LIBOR	1.50	09/18/2017	USD	8,750,000	(88,217)	(27,474)	(60,743)
3-Month USD-LIBOR	1.50	09/18/2017	USD	2,760,000	(27,826)	—	(27,826)
3-Month USD-LIBOR	1.50	09/18/2017	USD	2,480,000	(25,003)	(18,344)	(6,659)
3-Month USD-LIBOR	1.50	09/18/2017	USD	2,030,000	(20,466)	(14,461)	(6,005)
3-Month USD-LIBOR	1.50	09/18/2017	USD	17,200,000	(173,410)	(132,523)	(40,887)
3-Month USD-LIBOR	1.50	09/18/2017	USD	2,030,000	(20,466)	(15,684)	(4,782)
3-Month USD-LIBOR	1.50	09/18/2017	USD	2,430,000	(24,499)	(18,232)	(6,267)
3-Month USD-LIBOR	1.50	09/18/2017	USD	2,030,000	(20,466)	(15,825)	(4,641)
3-Month USD-LIBOR	1.50	09/18/2017	USD	30,500,000	(307,499)	(203,041)	(104,458)
3-Month USD-LIBOR	1.50	09/18/2017	USD	2,030,000	(20,466)	(15,890)	(4,576)
3-Month USD-LIBOR	1.50	09/18/2017	USD	10,220,000	(103,038)	(95,384)	(7,654)
3-Month USD-LIBOR	1.50	09/18/2017	USD	6,810,000	(68,658)	(63,437)	(5,221)
3-Month USD-LIBOR	1.50	09/18/2017	USD	1,260,000	(12,703)	(8,436)	(4,267)
3-Month USD-LIBOR	1.50	09/18/2017	USD	1,250,000	(12,602)	(8,632)	(3,970)
3-Month USD-LIBOR	1.50	09/18/2017	USD	2,410,000	(24,298)	(17,377)	(6,921)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.50%	09/18/2017	USD	360,000	$(3,630)	$(2,590)	$(1,040)
3-Month USD-LIBOR	1.50	09/18/2017	USD	2,400,000	(24,197)	(17,971)	(6,226)
3-Month USD-LIBOR	2.25	09/16/2020	USD	12,860,000	(317,668)	(242,848)	(74,820)
3-Month USD-LIBOR	2.25	09/16/2020	USD	2,780,000	(68,671)	(47,840)	(20,831)
3-Month USD-LIBOR	2.25	09/16/2020	USD	15,500,000	(382,880)	(205,885)	(176,995)
3-Month USD-LIBOR	2.25	09/16/2020	USD	5,550,000	(137,096)	(77,175)	(59,921)
3-Month USD-LIBOR	2.25	09/16/2020	USD	23,570,000	(582,226)	(537,544)	(44,682)
3-Month USD-LIBOR	2.25	09/16/2020	USD	15,500,000	(382,881)	(206,651)	(176,230)
3-Month USD-LIBOR	2.75	09/16/2025	USD	1,280,000	(49,693)	(41,055)	(8,638)
3-Month USD-LIBOR	2.75	09/16/2025	USD	1,280,000	(49,692)	(37,627)	(12,065)
3-Month USD-LIBOR	2.75	09/16/2025	USD	1,280,000	(49,693)	(35,264)	(14,429)
3-Month USD-LIBOR	2.75	09/16/2025	USD	4,090,000	(158,784)	(136,474)	(22,310)
3-Month USD-LIBOR	2.75	09/16/2025	USD	4,800,000	(186,348)	(212,044)	25,696
3-Month USD-LIBOR	2.75	09/16/2025	USD	2,060,000	(79,974)	(115,114)	35,140
3-Month USD-LIBOR	2.75	09/16/2025	USD	710,000	(27,564)	(33,572)	6,008
3-Month USD-LIBOR	2.75	09/16/2025	USD	460,000	(17,859)	(5,212)	(12,647)
3-Month USD-LIBOR	2.75	09/16/2025	USD	5,090,000	(197,606)	(95,413)	(102,193)
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	5,230,000	48,023	(25,390)	73,413
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	3,830,000	35,168	(53,085)	88,253
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	1,440,000	13,222	(17,506)	30,728
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	2,410,000	22,129	(793)	22,922
6-Month AUD-BBR-BBSW	3.00	09/11/2025	AUD	2,180,000	20,017	49,266	(29,249)
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	9,210,000	67,299	77,600	(10,301)
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	390,000	2,850	(49)	2,899
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	2,790,000	20,387	(20,108)	40,495
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	390,000	2,850	(1,253)	4,103
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	690,000	5,042	7,369	(2,327)
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	390,000	2,850	2,667	183
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	710,000	5,188	11,881	(6,693)
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	18,920,000	138,252	237,095	(98,843)
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	4,890,000	35,732	55,669	(19,937)
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	1,660,000	12,130	22,416	(10,286)
6-Month CHF-LIBOR	0.25	09/17/2025	CHF	14,140,000	103,324	358,794	(255,470)
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	1,000,000	(3,476)	(1,839)	(1,637)
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	990,000	(3,442)	(1,446)	(1,996)
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	1,830,000	(6,361)	(9,899)	3,538
6-Month CHF-LIBOR	0.50	09/20/2017	CHF	22,970,000	(79,843)	(45,121)	(34,722)
6-Month CHF-LIBOR	0.50	09/17/2025	CHF	660,000	(12,367)	35	(12,402)
6-Month CHF-LIBOR	0.50	09/17/2025	CHF	380,000	(7,120)	(2,179)	(4,941)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	80,630,000	(706,121)	(524,517)	(181,604)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	6,450,000	(56,486)	(38,696)	(17,790)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	66,300,000	(580,626)	(470,909)	(109,717)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	7,670,000	(67,170)	(59,119)	(8,051)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	6,450,000	(56,486)	(40,757)	(15,729)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	2,870,000	(25,134)	(20,979)	(4,155)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	2,640,000	(23,120)	(23,285)	165
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	1,790,000	(15,676)	(12,222)	(3,454)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	35,730,000	(312,907)	(274,050)	(38,857)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	17,320,000	(151,681)	(151,327)	(354)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	34,100,000	(298,632)	(291,244)	(7,388)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	3,050,000	(26,711)	(22,218)	(4,493)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	1,830,000	(16,026)	(12,625)	(3,401)
6-Month EUR-EURIBOR	0.50	09/20/2017	EUR	1,790,000	(15,677)	(13,676)	(2,001)
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	4,600,000	5,382	(158,616)	163,998
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	2,820,000	3,300	65,748	(62,448)
6-Month EUR-EURIBOR	1.00	09/17/2025	EUR	11,110,000	12,998	485,746	(472,748)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements – Fixed Rate Payable (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	0.50%	09/20/2017	EUR	42,390,000	$(371,232)	$(257,751)	$(113,481)
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	580,000	4,181	9,821	(5,640)
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	3,500,000	25,230	68,250	(43,020)
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	290,000	2,090	1,142	948
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	5,890,000	42,458	31,581	10,877
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	6,130,000	44,188	70,391	(26,203)
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	550,000	3,965	(17,628)	21,593
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	300,000	2,162	(9,474)	11,636
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	340,000	2,451	(4,296)	6,747
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	290,000	2,091	3,680	(1,589)
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	740,000	5,334	28,438	(23,104)
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	2,460,000	17,733	15,004	2,729
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	780,000	5,623	24,505	(18,882)
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	460,000	3,316	16,804	(13,488)
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	470,000	3,388	16,580	(13,192)
6-Month GBP-LIBOR	2.00	09/17/2025	GBP	290,000	2,091	8,906	(6,815)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	16,256,230,000	(287,392)	(202,632)	(84,760)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	245,500,000	(4,340)	(3,133)	(1,207)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	239,150,000	(4,228)	(2,505)	(1,723)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	239,700,000	(4,238)	(2,336)	(1,902)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	278,070,000	(4,916)	(3,720)	(1,196)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	238,070,000	(4,209)	(3,253)	(956)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	10,335,230,000	(182,715)	(137,069)	(45,646)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	6,188,800,000	(109,410)	(92,239)	(17,171)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	10,337,720,000	(182,759)	(158,486)	(24,273)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	2,839,600,000	(50,201)	(45,171)	(5,030)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	261,130,000	(4,616)	(4,100)	(516)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	1,613,820,000	(28,530)	(25,306)	(3,224)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	4,835,170,000	(85,480)	(65,668)	(19,812)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	243,750,000	(4,309)	(3,826)	(483)
6-Month JPY-LIBOR	0.25	09/20/2017	JPY	254,620,000	(4,501)	(3,402)	(1,099)
6-Month JPY-LIBOR	0.50	09/17/2025	JPY	368,900,000	27,960	19,906	8,054
6-Month JPY-LIBOR	0.75	09/17/2025	JPY	915,230,000	(112,879)	(53,981)	(58,898)
6-Month JPY-LIBOR	0.75	09/17/2025	JPY	841,650,000	(103,804)	(61,742)	(42,062)
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	370,200,000	139,213	125,519	13,694
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	19,060,000	7,167	1,611	5,556
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	15,920,000	5,987	10,597	(4,610)
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	16,000,000	6,017	10,988	(4,971)
6-Month NOK-NIBOR	1.00	09/20/2017	NOK	15,980,000	6,009	6,793	(784)
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	4,340,000	5,882	(5,540)	11,422
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,580,000	4,852	(4,808)	9,660
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,430,000	4,649	1,530	3,119
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	8,200,000	11,115	19,109	(7,994)
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	15,760,000	21,362	58,045	(36,683)
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,490,000	4,731	8,414	(3,683)
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,670,000	4,975	7,679	(2,704)
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,940,000	5,340	11,945	(6,605)
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,520,000	4,771	14,503	(9,732)
6-Month NOK-NIBOR	2.00	09/17/2025	NOK	3,540,000	4,798	15,760	(10,962)

Total					$(7,965,767)	$(4,013,612)	$(3,952,155)

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements – Payable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	BOA	09/30/2015	110,000	$(141,434)	$—	$(141,434)
10-Year German Euro Bund Futures	BOA	09/08/2015	60,000	(129,576)	—	(129,576)
10-Year Government of Canada Bond Futures	BOA	09/21/2015	66,000	(217,570)	—	(217,570)
10-Year Japan Government Bond Futures	BOA	09/10/2015	18,000,000	(139,622)	—	(139,622)
BM&F Bovespa Index Futures	BOA	08/12/2015	10	3,891	—	3,891
Brent Crude Oil Futures	CITI	08/14/2015	1,000	11,967	—	11,967
Corn Futures	CITI	09/14/2015	225,000	(26,153)	—	(26,153)
KOSPI 200 Index Futures	BOA	09/10/2015	500,000	385	—	385
MSCI Taiwan Index Futures	BOA	08/28/2015	400	(730)	—	(730)
SGX CNX Nifty Index Futures	BOA	08/27/2015	6	(737)	—	(737)
Soybean Futures	CITI	11/13/2015	55,000	(17,099)	—	(17,099)
Soybean Meal Futures	BOA	12/14/2015	3,000	(87,300)	—	(87,300)
Soybean Meal Futures	CITI	12/14/2015	1,400	(32,498)	—	(32,498)
Soybean Oil Futures	CITI	12/14/2015	360,000	9,558	—	9,558
Swiss Market Index Futures	BOA	09/18/2015	140	(10,615)	—	(10,615)
Wheat Futures	CITI	09/14/2015	290,000	23,978	—	23,978
WIG20 Index Futures	BOA	09/18/2015	180	(1,684)	—	(1,684)
WTI Crude Futures	CITI	08/20/2015	1,000	4,910	—	4,910

Total				$(750,329)	$—	$(750,329)

Total Return Swap Agreements – Receivable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year U.K. Gilt Futures	BOA	09/28/2015	141,000	$220,938	$—	$220,938
10-Year U.S. Treasury Note Futures	BOA	09/21/2015	264,000	164,188	—	164,188
20-Year U.S. Treasury Note Futures	BOA	09/21/2015	90,000	325,138	—	325,138
HSCEI China Index Futures	BOA	08/28/2015	100	(139)	—	(139)
Tel Aviv 25 Index Futures	BOA	08/28/2015	400	941	—	941

Total				$711,066	$—	$711,066

FUTURES CONTRACTS: (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Short	(1)	08/13/2015	$7,909	$—
3-Month Aluminum	Long	1	08/13/2015	—	(7,840)
3-Month Aluminum	Short	(1)	08/20/2015	4,991	—
3-Month Aluminum	Long	1	08/20/2015	—	(5,086)
3-Month Aluminum	Short	(1)	08/28/2015	4,098	—
3-Month Aluminum	Long	1	08/28/2015	—	(4,164)
3-Month Aluminum	Long	1	09/03/2015	—	(3,828)
3-Month Aluminum	Short	(1)	09/03/2015	3,805	—
3-Month Aluminum	Long	1	09/10/2015	—	(4,152)
3-Month Aluminum	Short	(1)	09/10/2015	4,123	—
3-Month Aluminum	Long	9	09/17/2015	—	(24,993)
3-Month Aluminum	Short	(9)	09/17/2015	24,069	—
3-Month Aluminum	Long	1	10/01/2015	—	(1,988)
3-Month Aluminum	Short	(1)	10/01/2015	2,467	—
3-Month Aluminum	Long	6	10/07/2015	—	(11,076)
3-Month Aluminum	Short	(6)	10/07/2015	11,342	—
3-Month Aluminum	Long	5	10/08/2015	—	(5,727)
3-Month Aluminum	Short	(5)	10/08/2015	5,041	—
3-Month Aluminum	Long	7	10/15/2015	—	(16,292)

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Short	(7)	10/15/2015	$17,414	$—
3-Month Canadian Bankers’ Acceptance	Short	(259)	12/14/2015	—	(93,544)
3-Month Canadian Bankers’ Acceptance	Short	(103)	03/14/2016	—	(53,083)
3-Month Canadian Bankers’ Acceptance	Long	18	06/13/2016	4,894	—
3-Month Copper	Short	(1)	08/28/2015	22,165	—
3-Month Copper	Long	1	08/28/2015	—	(21,952)
3-Month Copper	Long	1	09/17/2015	—	(13,571)
3-Month Copper	Short	(1)	09/17/2015	13,526	—
3-Month Copper	Long	1	10/01/2015	—	(13,468)
3-Month Copper	Short	(1)	10/01/2015	13,587	—
3-Month Copper	Long	1	10/07/2015	—	(6,378)
3-Month Copper	Short	(1)	10/07/2015	6,554	—
3-Month Copper	Long	2	10/08/2015	—	(7,585)
3-Month Copper	Short	(2)	10/08/2015	2,692	—
3-Month Copper	Long	1	10/15/2015	—	(8,081)
3-Month Copper	Short	(1)	10/15/2015	9,631	—
3-Month Copper	Long	2	10/22/2015	—	(7,548)
3-Month Copper	Short	(2)	10/22/2015	6,640	—
3-Month Copper	Long	2	10/27/2015	958	—
3-Month Copper	Short	(2)	10/27/2015	—	(645)
3-Month EURIBOR	Short	(1,085)	09/14/2015	—	(209,945)
3-Month EURIBOR	Short	(1,538)	12/14/2015	—	(120,495)
3-Month EURIBOR	Short	(1,348)	03/14/2016	—	(107,117)
3-Month EURIBOR	Short	(38)	06/13/2016	—	(1,425)
3-Month Nickel	Short	(1)	08/20/2015	12,328	—
3-Month Nickel	Long	1	08/20/2015	—	(11,959)
3-Month Sterling	Long	732	12/16/2015	8,371	—
3-Month Sterling	Long	664	03/16/2016	16,550	—
3-Month Sterling	Long	767	06/15/2016	83,049	—
3-Month Zinc	Short	(2)	08/20/2015	15,064	—
3-Month Zinc	Long	2	08/20/2015	—	(15,930)
3-Month Zinc	Long	2	10/08/2015	—	(1,561)
3-Month Zinc	Short	(2)	10/08/2015	563	—
3-Month Zinc	Long	1	10/15/2015	—	(4,384)
3-Month Zinc	Short	(1)	10/15/2015	4,163	—
3-Month Zinc	Long	2	10/22/2015	—	(4,267)
3-Month Zinc	Short	(2)	10/22/2015	4,184	—
3-Month Zinc	Long	4	10/27/2015	—	(2,664)
3-Month Zinc	Short	(4)	10/27/2015	1,853	—
90-Day Eurodollar	Long	973	12/14/2015	203,117	—
90-Day Eurodollar	Long	551	03/14/2016	120,480	—
90-Day Eurodollar	Long	174	06/13/2016	66,032	—
10-Year Australian Treasury Bond	Short	(428)	09/15/2015	—	(714,725)
10-Year Government of Canada Bond	Long	70	09/21/2015	70,788	—
10-Year Japan Government Bond	Short	(55)	09/10/2015	—	(343,926)
10-Year Japan Government Bond Mini	Short	(343)	09/09/2015	—	(195,501)
10-Year U.S. Treasury Note	Long	247	09/21/2015	292,391	—
Aluminum	Short	(38)	09/14/2015	101,090	—
Amsterdam Index	Short	(6)	08/21/2015	—	(5,481)
Brent Crude Oil	Short	(58)	08/14/2015	452,555	—
CAC 40 Index	Short	(30)	08/21/2015	—	(27,873)
Copper	Short	(11)	09/14/2015	75,910	—
Corn	Short	(110)	09/14/2015	—	(2,149)
DAX® Index	Long	19	09/18/2015	169,300	—
EURO STOXX 50® Index	Long	436	09/18/2015	689,961	—
FTSE 100 Index	Short	(198)	09/18/2015	—	(102,791)
FTSE Bursa Malaysia KLCI	Short	(8)	08/28/2015	—	(2,839)
FTSE JSE Top 40 Index	Short	(1)	09/17/2015	623	—
FTSE MIB Index	Short	(9)	09/18/2015	—	(67,723)
German Euro Bund	Short	(73)	09/08/2015	—	(179,257)
Gold 100 oz	Short	(4)	12/29/2015	—	(3)

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
H-Shares Index	Short	(4)	08/28/2015	$3,093	$—
Hang Seng Index	Short	(25)	08/28/2015	—	(9,272)
KOSPI 200 Index	Long	7	09/10/2015	—	(25,480)
Mexican Bolsa Index	Short	(4)	09/18/2015	1,889	—
MSCI Singapore Index	Short	(11)	08/28/2015	19,738	—
MSCI Taiwan Index	Short	(9)	08/28/2015	—	(2,555)
Natural Gas	Short	(54)	08/27/2015	36,018	—
New York Harbor ULSD	Short	(3)	08/31/2015	16,915	—
Nickel	Short	(1)	09/14/2015	14,785	—
OMX Stockholm 30 Index	Long	115	08/21/2015	6,494	—
RBOB Gasoline	Short	(3)	08/31/2015	13,032	—
S&P 500® E-Mini	Long	209	09/18/2015	—	(113,957)
S&P/ASX 200 Index	Long	181	09/17/2015	451,272	—
S&P/TSX 60 Index	Short	(16)	09/17/2015	—	(21,883)
SET 50 Index	Long	28	09/29/2015	—	(4,139)
SGX CNX Nifty Index	Short	(45)	08/27/2015	—	(13,446)
Silver	Short	(8)	09/28/2015	38,246	—
Soybean	Short	(86)	11/13/2015	42,654	—
Soybean Meal	Short	(28)	12/14/2015	—	(55,297)
Soybean Oil	Short	(160)	12/14/2015	243,908	—
TOPIX Index	Long	227	09/10/2015	25,511	—
U.K. Gilt Bond	Long	152	09/28/2015	457,727	—
Wheat	Short	(26)	09/14/2015	20,159	—
WTI Crude	Short	(70)	08/20/2015	357,896	—
Zinc	Short	(9)	09/14/2015	12,727	—

Total				$4,316,342	$(2,679,045)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CSFB	09/16/2015	AUD	13,666,000	USD	10,378,555	$—	$(415,794)
CSFB	09/16/2015	BRL	8,380,000	USD	2,627,679	—	(221,078)
CSFB	09/16/2015	CAD	12,816,000	USD	10,231,269	—	(434,962)
CSFB	09/16/2015	CHF	5,076,000	USD	5,340,089	—	(78,698)
CSFB	09/16/2015	CLP	2,530,000,000	USD	4,025,022	—	(289,348)
CSFB	09/16/2015	COP	200,000,000	USD	78,125	—	(8,855)
CSFB	09/16/2015	CZK	4,000,000	USD	164,962	—	(2,678)
CSFB	09/16/2015	EUR	37,148,000	USD	41,326,005	36,841	(539,527)
CSFB	09/16/2015	GBP	16,145,000	USD	25,185,885	99,721	(81,159)
CSFB	09/16/2015	HKD	837,000	USD	107,922	42	—
CSFB	09/16/2015	HUF	449,166,000	USD	1,605,620	4,853	(5,906)
CSFB	09/16/2015	ILS	7,370,000	USD	1,925,690	28,133	—
CSFB	09/16/2015	INR	202,837,000	USD	3,112,009	23,805	(827)
CSFB	09/16/2015	JPY	4,358,758,000	USD	35,268,772	45,799	(123,575)
CSFB	09/16/2015	KRW	4,869,864,000	USD	4,225,213	—	(69,448)
CSFB	09/16/2015	NOK	44,835,000	USD	5,683,800	—	(200,759)
CSFB	09/16/2015	NZD	23,240,000	USD	15,584,006	—	(302,272)
CSFB	09/16/2015	PHP	51,900,000	USD	1,148,395	—	(16,798)
CSFB	09/16/2015	PLN	5,395,000	USD	1,446,092	154	(18,021)
CSFB	09/16/2015	SEK	84,681,000	USD	10,199,803	—	(375,110)
CSFB	09/16/2015	SGD	1,330,000	USD	984,028	—	(15,915)
CSFB	09/16/2015	TRY	11,366,000	USD	4,168,993	319	(123,260)
CSFB	09/16/2015	TWD	26,000,000	USD	844,139	—	(20,277)
CSFB	09/16/2015	USD	24,904,270	AUD	33,150,000	738,636	(1,316)
CSFB	09/16/2015	USD	5,384,450	BRL	17,851,000	257,932	—
CSFB	09/16/2015	USD	19,395,471	CAD	24,407,000	739,222	—
CSFB	09/16/2015	USD	8,192,347	CHF	7,776,000	132,344	—
CSFB	09/16/2015	USD	3,126,419	CLP	2,030,000,000	129,020	—
CSFB	09/16/2015	USD	3,623,282	COP	9,510,000,000	329,475	—

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CSFB	09/16/2015	USD	125,042	CZK	3,000,000	$3,328	$—
CSFB	09/16/2015	USD	19,752,137	EUR	17,787,000	307,584	(102,242)
CSFB	09/16/2015	USD	37,169,008	GBP	24,209,000	—	(624,390)
CSFB	09/16/2015	USD	107,971	HKD	837,000	8	—
CSFB	09/16/2015	USD	1,127,435	HUF	319,717,000	1,566	(16,265)
CSFB	09/16/2015	USD	869,012	IDR	11,800,000,000	5,245	(494)
CSFB	09/16/2015	USD	441,273	INR	28,759,000	—	(3,218)
CSFB	09/16/2015	USD	2,453,330	JPY	302,377,000	13,886	(1,835)
CSFB	09/16/2015	USD	5,326,182	KRW	6,028,563,000	181,626	—
CSFB	09/16/2015	USD	15,984,532	NOK	126,049,000	577,731	(8,209)
CSFB	09/16/2015	USD	19,576,110	NZD	28,615,000	759,981	—
CSFB	09/16/2015	USD	87,374	PHP	4,000,000	160	—
CSFB	09/16/2015	USD	1,754,891	PLN	6,617,000	9,293	(6,130)
CSFB	09/16/2015	USD	7,559,582	SEK	63,261,000	220,039	—
CSFB	09/16/2015	USD	591,363	SGD	800,000	9,038	—
CSFB	09/16/2015	USD	4,489,057	TRY	12,471,000	52,326	(2,676)
CSFB	09/16/2015	USD	3,099,695	ZAR	38,852,000	54,453	(444)
CSFB	09/16/2015	ZAR	5,408,000	USD	430,605	—	(6,661)
CSFB	09/17/2015	MXN	19,950,000	USD	1,295,140	—	(61,490)
CSFB	09/17/2015	MYR	3,300,000	USD	868,195	—	(8,733)
CSFB	09/17/2015	USD	9,884,319	MXN	154,950,000	302,960	(297)
CSFB	09/17/2015	USD	835,773	MYR	3,160,000	12,774	—

Total						$5,078,294	$(4,188,667)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Short-Term Investment Companies	$209,711,389	$—	$—	$209,711,389

Total Investments	$209,711,389	$—	$—	$209,711,389

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$8,541,702	$—	$8,541,702
Over-The-Counter Total Return Swap Agreements	—	765,894	—	765,894
Futures Contracts (H)	4,316,342	—	—	4,316,342
Forward Foreign Currency Contracts (H)	—	5,078,294	—	5,078,294

Total Other Financial Instruments	$4,316,342	$14,385,890	$—	$18,702,232

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(11,238,241)	$—	$(11,238,241)
Over-The-Counter Total Return Swap Agreements	—	(805,157)	—	(805,157)
Futures Contracts (H)	(2,679,045)	—	—	(2,679,045)
Forward Foreign Currency Contracts (H)	—	(4,188,667)	—	(4,188,667)

Total Other Financial Instruments	$(2,679,045)	$(16,232,065)	$—	$(18,911,110)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $209,711,389.
(B)	Cash in the amount of $5,258,978 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(C)	Cash in the amount of $730,000 has been segregated by the broker as collateral for open swap and/or forward foreign currency contracts.
(D)	Cash in the amount of $870,095 has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts.
(E)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(F)	Cash in the amount of $11,745,749 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Brazilian Stock Exchange Index
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dealer Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro InterBank Offered Rate
FTSE	Financial Times & London Stock Exchange Index
HSCEI	Hang Seng China Enterprises Index
H-Shares	Shares of companies incorporated in mainland China that are traded on the Hong Kong Stock Exchange
JSE	Africa Index Series
KLCI	Kuala Lumpur Composite Index
KOSPI	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Borsa Italiana (Italian Stock Exchange)
NIBOR	Norway Interbank Offered Rate
OMX	Stockholm Stock Exchange

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2015 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG20	Capitalization-weighted stock market index of the twenty largest companies on the Warsaw Stock Exchange
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2015 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 7.4%
Federation Centres, REIT	276,680	$ 606,718
Goodman Group, REIT	142,555	681,472
GPT Group, REIT	178,512	601,528
Investa Office Fund, REIT	109,509	316,980
Lend Lease Group	8,260	94,127
Mirvac Group, REIT	419,063	578,933
Scentre Group, REIT	184,853	535,068
Stockland, REIT	135,659	421,430

		3,836,256

France - 6.0%
Gecina SA, REIT	2,348	300,805
ICADE, REIT	5,376	398,651
Klepierre, REIT	24,069	1,095,549
Mercialys SA, REIT	4,387	100,022
Unibail-Rodamco SE, REIT	4,619	1,229,144

		3,124,171

Germany - 2.5%
Deutsche Annington Immobilien SE	5,066	158,010
Deutsche Wohnen AG	16,228	401,093
LEG Immobilien AG (A)	10,407	756,747

		1,315,850

Hong Kong - 9.8%
Cheung Kong Property Holdings, Ltd. (A)	115,490	962,379
China Overseas Land & Investment, Ltd.	177,791	559,589
Hang Lung Properties, Ltd.	39,000	111,935
Hongkong Land Holdings, Ltd.	109,397	842,357
Link REIT	66,600	391,750
Sino Land Co., Ltd.	240,000	373,360
Sun Hung Kai Properties, Ltd.	94,945	1,458,657
Swire Properties, Ltd.	77,000	247,817
Wheelock & Co., Ltd.	18,000	92,643

		5,040,487

Japan - 14.3%
Daito Trust Construction Co., Ltd.	3,200	338,113
Daiwa House Industry Co., Ltd.	12,423	309,485
GLP J-REIT	210	202,146
Japan Hotel REIT Investment Corp.	265	171,485
Japan Real Estate Investment Corp., REIT	109	488,998
Japan Retail Fund Investment Corp., Class A, REIT	342	670,561
Kenedix Office Investment Corp., Class A, REIT	61	282,519
Mitsubishi Estate Co., Ltd.	63,436	1,410,144
Mitsui Fudosan Co., Ltd.	62,446	1,777,873
Nippon Prologis REIT, Inc.	175	345,242
NTT Urban Development Corp. (B)	15,900	156,389
Orix JREIT, Inc., Class A	255	347,311
Sumitomo Realty & Development Co., Ltd.	13,930	488,817
Tokyo Tatemono Co., Ltd.	4,900	68,597
United Urban Investment Corp., Class A, REIT	216	313,713

		7,371,393

Netherlands - 1.0%
Eurocommercial Properties NV, CVA	6,978	301,141
NSI NV, REIT	52,589	235,586

		536,727

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.8%
CapitaLand Commercial Trust, REIT (B)	207,200	$ 215,228
CapitaLand, Ltd.	213,200	500,422
City Developments, Ltd.	30,700	208,792

		924,442

Spain - 0.2%
Hispania Activos Inmobiliarios SA (A)	6,587	100,555

Sweden - 0.4%
Hufvudstaden AB, Class A	15,680	202,845

Switzerland - 0.1%
PSP Swiss Property AG (A)	831	74,603

United Kingdom - 7.3%
British Land Co. PLC, REIT	59,376	779,814
Derwent London PLC, REIT	9,139	518,785
Great Portland Estates PLC, REIT	34,719	451,373
Hammerson PLC, REIT	58,612	602,277
Land Securities Group PLC, REIT	55,296	1,120,862
Safestore Holdings PLC, REIT	36,697	172,783
UNITE Group PLC	12,597	124,131

		3,770,025

United States - 48.5%
Alexandria Real Estate Equities, Inc., REIT	6,500	602,615
AvalonBay Communities, Inc., REIT	6,815	1,174,497
Boston Properties, Inc., REIT	6,620	816,114
DCT Industrial Trust, Inc., REIT (B)	10,875	378,015
DDR Corp., REIT (B)	41,300	673,190
Douglas Emmett, Inc., REIT (B)	16,600	486,546
Equinix, Inc., REIT	800	223,128
Equity Residential, REIT	22,900	1,713,149
Essex Property Trust, Inc., REIT	3,602	810,126
Forest City Enterprises, Inc., Class A (A)	13,200	308,220
General Growth Properties, Inc., REIT	49,590	1,345,873
Health Care REIT, Inc.	21,400	1,484,518
Healthcare Realty Trust, Inc., REIT	15,800	379,832
Healthcare Trust of America, Inc., Class A, REIT	14,550	365,642
Highwoods Properties, Inc., REIT	7,100	300,543
Host Hotels & Resorts, Inc., REIT	55,477	1,075,144
Kilroy Realty Corp., REIT	12,600	892,710
Kimco Realty Corp., REIT	35,020	865,344
Liberty Property Trust, Series C, REIT	7,300	248,419
Macerich Co., Class A, REIT	1,907	150,958
Paramount Group, Inc., REIT	21,700	387,779
Pebblebrook Hotel Trust, REIT (B)	5,700	231,990
Post Properties, Inc., REIT (B)	4,600	261,924
Prologis, Inc., Class A, REIT	25,003	1,015,372
Public Storage, REIT	6,500	1,333,670
Ramco-Gershenson Properties Trust, REIT	14,400	243,936
Simon Property Group, Inc., REIT	12,533	2,346,428
SL Green Realty Corp., REIT (B)	9,400	1,082,316
Spirit Realty Capital, Inc., REIT	59,400	602,910
Strategic Hotels & Resorts, Inc., REIT (A) (B)	34,300	468,881
Sun Communities, Inc., REIT (B)	5,400	375,354
Sunstone Hotel Investors, Inc., REIT	26,477	372,531
UDR, Inc., REIT (B)	27,283	922,438

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
VEREIT, Inc. (B)	64,500	$ 565,020
Vornado Realty Trust, Class A, REIT	5,837	569,399

		25,074,531

Total Common Stocks (Cost $39,251,669)		51,371,885

SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	3,516,890	3,516,890

Total Securities Lending Collateral (Cost $3,516,890)		3,516,890

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $441,784 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $453,408.	$ 441,784	441,784

Total Repurchase Agreement (Cost $441,784)		441,784

Total Investments (Cost $43,210,343) (D)		55,330,559
Net Other Assets (Liabilities) - (7.0)%		(3,630,137)

Net Assets - 100.0%		$ 51,700,422

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	70.9%	$ 39,244,185
Real Estate Management & Development	21.9	12,127,700

Investments, at Value	92.8	51,371,885
Short-Term Investments	7.2	3,958,674

Total Investments	100.0%	$ 55,330,559

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$25,074,531	$26,297,354	$—	$51,371,885
Securities Lending Collateral	3,516,890	—	—	3,516,890
Repurchase Agreement	—	441,784	—	441,784

Total Investments	$28,591,421	$26,739,138	$—	$55,330,559

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $3,418,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $43,210,343. Aggregate gross unrealized appreciation and depreciation for all securities is $12,790,562 and $670,346, respectively. Net unrealized appreciation for tax purposes is $12,120,216.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Dutch Certificate Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.8%
Boeing Co.	67,647	$ 9,752,668

Automobiles - 1.3%
Tesla Motors, Inc. (A) (B)	26,346	7,011,988

Beverages - 0.7%
Monster Beverage Corp. (B)	25,330	3,889,422

Biotechnology - 8.2%
Alexion Pharmaceuticals, Inc. (B)	45,600	9,003,264
Biogen, Inc. (B)	31,470	10,032,007
Celgene Corp. (B)	73,398	9,633,487
Gilead Sciences, Inc.	56,800	6,694,448
Incyte Corp. (B)	17,588	1,834,077
Regeneron Pharmaceuticals, Inc., Class A (B)	12,313	6,817,215
Vertex Pharmaceuticals, Inc. (B)	13,305	1,796,175

		45,810,673

Capital Markets - 1.1%
Morgan Stanley	151,097	5,868,608

Chemicals - 1.8%
Monsanto Co.	67,034	6,830,094
Sherwin-Williams Co.	11,713	3,253,403

		10,083,497

Communications Equipment - 0.3%
Palo Alto Networks, Inc. (B)	8,982	1,669,125

Diversified Financial Services - 2.0%
Citigroup, Inc.	94,816	5,542,943
McGraw-Hill Financial, Inc.	55,077	5,604,085

		11,147,028

Energy Equipment & Services - 0.6%
Schlumberger, Ltd.	42,860	3,549,665

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	58,205	8,457,187
Kroger Co.	173,831	6,821,128

		15,278,315

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	190,728	9,668,002

Hotels, Restaurants & Leisure - 4.8%
Chipotle Mexican Grill, Inc., Class A (B)	9,577	7,108,337
Marriott International, Inc., Class A	105,329	7,647,939
Starbucks Corp.	206,821	11,981,140

		26,737,416

Internet & Catalog Retail - 9.6%
Amazon.com, Inc. (B)	43,432	23,286,067
JD.com, Inc., ADR (B)	175,232	5,787,913
Netflix, Inc. (B)	110,583	12,640,743
Priceline Group, Inc. (B)	7,571	9,415,068
TripAdvisor, Inc. (B)	31,149	2,472,608

		53,602,399

Internet Software & Services - 12.8%
Alibaba Group Holding, Ltd., ADR (B)	69,937	5,478,865
Facebook, Inc., Class A (B)	230,070	21,628,881
Google, Inc., Class A (B)	18,704	12,297,880
Google, Inc., Class C (B)	19,637	12,285,103
LinkedIn Corp., Class A (B)	43,189	8,778,596

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Tencent Holdings, Ltd.	461,202	$ 8,590,685
Twitter, Inc. (A) (B)	65,758	2,039,156

		71,099,166

IT Services - 7.6%
FleetCor Technologies, Inc. (B)	43,671	6,761,144
Mastercard, Inc., Class A	191,185	18,621,419
Visa, Inc., Class A (A)	223,259	16,820,333

		42,202,896

Life Sciences Tools & Services - 1.8%
Illumina, Inc. (B)	44,797	9,823,982

Media - 3.6%
Time Warner, Inc.	76,130	6,702,485
Walt Disney Co.	109,628	13,155,360

		19,857,845

Multiline Retail - 1.2%
Dollar General Corp.	84,166	6,764,421

Oil, Gas & Consumable Fuels - 1.0%
Concho Resources, Inc. (B)	53,898	5,743,371

Pharmaceuticals - 7.3%
Allergan PLC (B)	33,743	11,173,994
Bristol-Myers Squibb Co.	137,634	9,034,296
Novo Nordisk A/S, ADR	149,110	8,791,526
Shire PLC, Class B, ADR	43,458	11,595,029

		40,594,845

Real Estate Investment Trusts - 1.1%
American Tower Corp., Class A	64,271	6,112,815

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	32,295	5,194,651

Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings PLC, ADR (A)	113,363	5,332,595
NXP Semiconductors NV (B)	47,906	4,646,403

		9,978,998

Software - 8.5%
Adobe Systems, Inc. (B)	116,642	9,563,477
FireEye, Inc. (A) (B)	70,984	3,158,078
Red Hat, Inc. (B)	104,485	8,262,674
salesforce.com, Inc. (B)	150,092	11,001,744
Splunk, Inc. (A) (B)	83,104	5,812,294
VMware, Inc., Class A (B)	40,484	3,608,339
Workday, Inc., Class A (A) (B)	73,762	6,220,349

		47,626,955

Specialty Retail - 5.1%
Industria de Diseno Textil SA	277,401	9,497,645
O’Reilly Automotive, Inc. (B)	31,452	7,558,230
Tiffany & Co.	51,876	4,964,533
TJX Cos., Inc.	92,958	6,490,328

		28,510,736

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	245,437	29,771,508

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.2%
NIKE, Inc., Class B	130,363	$ 15,020,425
Under Armour, Inc., Class A (A) (B)	85,354	8,478,213

		23,498,638

Total Common Stocks (Cost $300,544,546)		550,849,633

SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	37,617,130	37,617,130

Total Securities Lending Collateral (Cost $37,617,130)		37,617,130

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $9,753,441 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $9,948,970.	$ 9,753,432	9,753,432

Total Repurchase Agreement (Cost $9,753,432)		9,753,432

Total Investments (Cost $347,915,108) (D)		598,220,195
Net Other Assets (Liabilities) - (7.3)%		(40,468,269)

Net Assets - 100.0%		$ 557,751,926

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$532,761,303	$18,088,330	$—	$550,849,633
Securities Lending Collateral	37,617,130	—	—	37,617,130
Repurchase Agreement	—	9,753,432	—	9,753,432

Total Investments	$570,378,433	$27,841,762	$—	$598,220,195

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $36,817,457. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $347,915,108. Aggregate gross unrealized appreciation and depreciation for all securities is $251,093,856 and $788,769, respectively. Net unrealized appreciation for tax purposes is $250,305,087.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (A)	25,899	$ 5,860,944

Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (A) (B)	58,908	2,553,662

Automobiles - 4.8%
Tesla Motors, Inc. (A) (B)	96,277	25,624,124

Beverages - 1.4%
Monster Beverage Corp. (A)	47,716	7,326,792

Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (A)	29,755	3,791,680
Intercept Pharmaceuticals, Inc. (A)	898	236,901
Intrexon Corp. (A)	10,296	671,814
Ironwood Pharmaceuticals, Inc., Class A (A) (B)	84,755	885,690
Seattle Genetics, Inc. (A) (B)	37,520	1,796,082

		7,382,167

Commercial Services & Supplies - 1.1%
Stericycle, Inc. (A)	42,222	5,952,035

Communications Equipment - 1.0%
Palo Alto Networks, Inc. (A)	28,894	5,369,372

Diversified Financial Services - 6.6%
McGraw-Hill Financial, Inc.	160,875	16,369,031
MSCI, Inc., Class A	271,677	18,517,505

		34,886,536

Electrical Equipment - 0.5%
SolarCity Corp. (A) (B)	50,690	2,940,020

Food Products - 4.8%
Keurig Green Mountain, Inc.	124,073	9,310,438
Mead Johnson Nutrition Co., Class A	182,962	16,172,011

		25,482,449

Health Care Equipment & Supplies - 4.6%
Intuitive Surgical, Inc. (A)	45,395	24,203,252

Health Care Technology - 3.4%
athenahealth, Inc. (A) (B)	128,156	17,936,714

Hotels, Restaurants & Leisure - 6.0%
Chipotle Mexican Grill, Inc., Class A (A)	3,863	2,867,234
Dunkin’ Brands Group, Inc. (B)	272,040	14,660,236
Panera Bread Co., Class A (A)	70,460	14,382,295

		31,909,765

Internet & Catalog Retail - 3.0%
Groupon, Inc., Class A (A) (B)	436,613	2,104,475
TripAdvisor, Inc. (A)	36,109	2,866,332
Vipshop Holdings, Ltd., ADR (A) (B)	223,679	4,359,504
Zalando SE (A) (C)	115,345	3,932,076
zulily, Inc., Class A (A) (B)	195,464	2,582,079

		15,844,466

Internet Software & Services - 17.0%
Autohome, Inc., ADR (A)	123,349	4,784,708
Dropbox, Inc. (A) (D) (E) (F) (G)	327,298	6,058,286
LendingClub Corp. (A) (B)	318,085	4,615,413
LinkedIn Corp., Class A (A)	112,334	22,833,009
MercadoLibre, Inc.	42,706	5,581,247

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Pandora Media, Inc. (A) (B)	261,567	$ 4,582,654
Twitter, Inc. (A)	686,926	21,301,575
Yelp, Inc., Class A (A) (B)	64,563	1,704,463
Youku Tudou, Inc., ADR (A)	254,982	4,946,651
Zillow Group, Inc., Class A (A) (B)	169,920	13,848,480

		90,256,486

IT Services - 5.0%
FleetCor Technologies, Inc. (A)	86,000	13,314,520
Gartner, Inc. (A)	151,774	13,442,623

		26,757,143

Life Sciences Tools & Services - 6.1%
Illumina, Inc. (A)	147,077	32,253,986

Machinery - 0.1%
Colfax Corp. (A) (B)	20,016	763,410

Pharmaceuticals - 6.7%
Endo International PLC (A)	201,719	17,658,481
Zoetis, Inc., Class A	361,635	17,712,883

		35,371,364

Professional Services - 5.2%
IHS, Inc., Class A (A)	98,319	12,292,824
Verisk Analytics, Inc., Class A (A)	194,481	15,190,911

		27,483,735

Software - 13.9%
FireEye, Inc. (A) (B)	287,789	12,803,733
NetSuite, Inc. (A) (B)	49,079	4,850,968
ServiceNow, Inc. (A)	186,291	14,996,426
Splunk, Inc. (A)	271,282	18,973,463
Tableau Software, Inc., Class A (A)	57,216	5,992,804
Workday, Inc., Class A (A)	191,731	16,168,675

		73,786,069

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (A)	75,113	988,487
Stratasys, Ltd. (A)	26,112	802,422

		1,790,909

Textiles, Apparel & Luxury Goods - 3.5%
lululemon athletica, Inc. (A)	115,105	7,235,500
Michael Kors Holdings, Ltd. (A)	178,121	7,479,301
Under Armour, Inc., Class A (A) (B)	40,077	3,980,848

		18,695,649

Total Common Stocks (Cost $380,573,341)		520,431,049

CONVERTIBLE PREFERRED STOCK - 0.1%
Internet Software & Services - 0.1%
Dropbox, Inc.
0.00% (A) (D) (E) (F) (G)	34,602	640,483

Total Convertible Preferred Stock (Cost $313,117)		640,483

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%
Internet Software & Services - 0.0% (H)
Peixe Urbano, Inc.
0.00% (A) (D) (E) (F) (G)	50,890	$ 21,883

Software - 0.8%
Palantir Technologies, Inc.
Series G, 0.00% (A) (D) (E) (F) (G)	355,382	4,044,247

Total Preferred Stocks (Cost $2,762,813)		4,066,130

	Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1% (I)
Call - USD vs. CNY (G)
Exercise Price CNY 6.65
Expires 11/23/2015, RBS	121,084,241	85,243
Call - USD vs. CNY (G)
Exercise Price CNY 6.70
Expires 06/06/2016, RBS	91,916,942	379,985

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $754,514)		465,228

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (J)	93,820,622	93,820,622

Total Securities Lending Collateral (Cost $93,820,622)		93,820,622

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (J), dated 07/31/2015, to be repurchased at $3,064,568 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $3,128,060.	$3,064,565	3,064,565

Total Repurchase Agreement (Cost $3,064,565)		3,064,565

Total Investments (Cost $481,288,972) (K)		622,488,077
Net Other Assets (Liabilities) - (17.3)%		(91,786,907)

Net Assets - 100.0%		$ 530,701,170

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$510,440,687	$3,932,076	$6,058,286	$520,431,049
Convertible Preferred Stock	—	—	640,483	640,483
Preferred Stocks	—	—	4,066,130	4,066,130
Over-the-Counter Foreign Exchange Options Purchased	—	465,228	—	465,228
Securities Lending Collateral	93,820,622	—	—	93,820,622
Repurchase Agreement	—	3,064,565	—	3,064,565

Total Investments	$604,261,309	$7,461,869	$10,764,899	$622,488,077

Level 3 Rollforward

Investments	Beginning Balance at October 31, 2014	Purchases	Sales (M)		Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2015 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2015 (N)
Common Stocks	$6,146,656	$—	$—		$—	$—	$(88,370)	$—	$—	$6,058,286	(88,370)
Convertible Preferred Stock	649,825	—	—	(P)	—	(1,667,225)	1,657,883	—	—	640,483	(9,342)
Preferred Stocks	2,240,179	—	—	(P)	—	(2,640,705)	4,466,656	—	—	4,066,130	1,825,951

Total	$9,036,660	$—	$—	(P)	$—	$(4,307,930)	$6,036,169	$—	$—	$10,764,899	$1,728,239

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at July 31, 2015	Valuation Techniques	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$6,058,286	Market Transaction Method	Third Party Tendor Offer/ Series C Preferred	$19.1012	$19.1012	$19.1012	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16%	18%	17%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.9x	13.5x	10.2x	Increase
			Discount for Lack of Marketability	15%	15%	15%	Decrease

Convertible Preferred Stock	$640,483	Market Transaction Method	Third Party Tendor Offer/ Series C Preferred	$19.1012	$19.1012	$19.1012	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16%	18%	17%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.9x	13.5x	10.2x	Increase
			Discount for Lack of Marketability	15%	15%	15%	Decrease

Preferred Stocks	$4,066,130	Merger & Acquisition Transaction	Sale / Merger Scenario	$0.43	$0.43	$0.43	Increase
		Market Transaction Method	Issuance Price of Preferred Shares	$11.38	$11.38	$11.38	Increase

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $91,754,401. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $3,932,076, representing 0.7% of the Fund’s net assets.

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $10,764,899, representing 2.0% of the Fund’s net assets.
(E)	At July 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Current Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$2,961,752	$6,058,286	1.1%
Convertible Preferred Stock	Dropbox, Inc., 0.00%	05/25/2012	313,117	640,483	0.1
Preferred Stocks	Peixe Urbano, Inc., 0.00%	12/02/2011	1,675,344	21,883	0.0	(H)
Preferred Stocks	Palantir Technologies, Inc., Series G, 0.00%	07/19/2012	1,087,469	4,044,247	0.8

			$6,037,682	$10,764,899	2.0%

(F)	Security is Level 3 of the fair value hierarchy.
(G)

Illiquid security and/or derivative. Total aggregate value of illiquid securities is $10,764,899, representing 2.0% of the Fund’s net assets, and total aggregate value of illiquid derivatives is $465,228, representing 0.1% of the Fund’s net assets.

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Cash in the amount of $260,000 has been segregated by the broker as collateral for open options contracts.
(J)	Rate disclosed reflects the yield at July 31, 2015.
(K)

Aggregate cost for federal income tax purposes is $481,288,972. Aggregate gross unrealized appreciation and depreciation for all securities is $181,602,573 and $40,403,468, respectively. Net unrealized appreciation for tax purposes is $141,199,105.

(L)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(N)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(O)	Total aggregate fair value of Level 3 securities is 2.0% of the Fund’s net assets.
(P)	Security deemed worthless.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 91.9%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 5,385,000	$ 4,382,044
7.50%, 03/15/2025 (A) (B)	983,000	813,433
7.75%, 03/15/2020 (A) (B)	5,941,000	5,510,277
Triumph Group, Inc.
5.25%, 06/01/2022	2,114,000	2,082,290

		12,788,044

Airlines - 2.8%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	1,740,000	1,700,850
5.50%, 10/01/2019 (A)	3,471,000	3,553,436
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	2,139,372	2,198,205
5.63%, 01/15/2021 (A)	2,787,453	2,885,014
6.00%, 01/15/2017 (A)	1,104,345	1,138,856
6.13%, 07/15/2018 (A)	3,400,000	3,519,000
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,224,000	2,324,080
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	929,735	966,924
6.90%, 10/19/2023	2,999,820	3,144,186
Delta Air Lines Pass-Through Trust
6.38%, 07/02/2017 (A)	1,180,000	1,205,075
6.75%, 05/23/2017	1,325,000	1,341,562
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,070,000	1,086,050
United Continental Holdings, Inc.
6.38%, 06/01/2018	1,211,000	1,271,550
US Airways Group, Inc.
6.13%, 06/01/2018	1,119,000	1,169,355
US Airways Pass-Through Trust
5.45%, 06/03/2018	881,000	887,608
6.75%, 12/03/2022	1,968,608	2,126,096
9.13%, 10/01/2015	778,843	786,631

		31,304,478

Auto Components - 0.5%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	3,028,000	3,205,895
Meritor, Inc.
6.25%, 02/15/2024	2,385,000	2,390,963

		5,596,858

Automobiles - 0.9%
FCA US LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	6,846,000	7,419,352
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020 (B)	1,380,000	1,397,250
5.25%, 04/15/2023 (B)	1,200,000	1,207,500

		10,024,102

Banks - 2.2%
Barclays PLC
6.63%, 09/15/2019 (B) (C) (D)	3,250,000	3,219,619
8.25%, 12/15/2018 (C) (D)	3,149,000	3,370,901
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,533,750
5.00%, 05/15/2017	450,000	465,750
5.25%, 03/15/2018	583,000	604,862
5.50%, 02/15/2019 (A)	3,500,000	3,701,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
7.50%, 04/30/2025 (B) (C) (D)	$ 2,800,000	$ 2,814,000
Goldman Sachs Capital II
4.00%, 08/31/2015 (C) (D)	11,458,000	8,622,145

		24,332,277

Beverages - 0.8%
Cott Beverages, Inc.
5.38%, 07/01/2022	6,149,000	6,010,647
6.75%, 01/01/2020 (A)	2,450,000	2,551,063

		8,561,710

Biotechnology - 0.1%
Concordia Healthcare Corp.
7.00%, 04/15/2023 (A)	1,290,000	1,314,188

Building Products - 2.6%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	9,718,000	8,260,300
Builders FirstSource, Inc.
10.75%, 08/15/2023 (A) (B)	4,850,000	4,995,500
Griffon Corp.
5.25%, 03/01/2022	6,090,000	5,937,750
Norbord, Inc.
6.25%, 04/15/2023 (A)	3,057,000	3,102,855
Ply Gem Industries, Inc.
6.50%, 02/01/2022	6,572,000	6,419,125

		28,715,530

Capital Markets - 0.6%
Goldman Sachs Group, Inc.
5.38%, 05/10/2020 (C) (D)	1,498,000	1,489,012
5.70%, 05/10/2019 (B) (C) (D)	1,691,000	1,707,369
Morgan Stanley
5.55%, 07/15/2020 (C) (D)	4,000,000	3,980,000

		7,176,381

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	10,465,000	9,588,556
10.00%, 04/15/2020	620,000	633,950
Tronox Finance LLC
7.50%, 03/15/2022 (A)	3,000,000	2,460,000

		12,682,506

Commercial Services & Supplies - 1.6%
Hertz Corp.
5.88%, 10/15/2020	3,413,000	3,472,728
United Rentals North America, Inc.
7.63%, 04/15/2022	10,875,000	11,812,969
8.25%, 02/01/2021	2,044,000	2,175,347

		17,461,044

Construction & Engineering - 2.4%
Abengoa Finance SAU
7.75%, 02/01/2020 (A) (B)	1,606,000	1,264,725
Abengoa Greenfield SA
6.50%, 10/01/2019 (A) (B)	2,490,000	1,967,100
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	6,724,000	6,320,560

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A) (B)	$ 2,867,000	$ 2,788,157
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	3,515,000	3,093,200
7.25%, 10/15/2020 (A)	5,630,000	5,686,300
7.50%, 05/15/2016	85,000	83,725
8.00%, 11/01/2019 (A)	1,450,000	1,276,000
9.13%, 11/15/2020 (A)	2,977,000	3,036,540
Standard Pacific Corp.
5.88%, 11/15/2024	910,000	935,025

		26,451,332

Consumer Finance - 3.1%
Ally Financial, Inc.
4.75%, 09/10/2018	2,825,000	2,930,938
7.50%, 09/15/2020 (B)	3,278,000	3,831,654
8.00%, 03/15/2020	563,000	664,340
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	1,295,000	1,301,475
Altice US Finance II Corp.
7.75%, 07/15/2025 (A) (B)	250,000	248,125
Altice US Financing SA
7.75%, 07/15/2025 (A)	300,000	294,750
Navient Corp.
5.00%, 10/26/2020	98,000	90,405
5.88%, 10/25/2024 (B)	3,429,000	2,983,230
Series MTN
4.88%, 06/17/2019	2,261,000	2,159,255
5.00%, 06/15/2018	1,700,000	1,674,500
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (A) (B)	2,688,000	2,835,840
7.25%, 12/15/2021 (A)	1,850,000	1,928,625
Springleaf Finance Corp.
6.00%, 06/01/2020	4,500,000	4,601,250
Series MTN
6.50%, 09/15/2017	150,000	158,805
6.90%, 12/15/2017	7,889,000	8,401,785

		34,104,977

Containers & Packaging - 1.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.29%, 12/15/2019 (A) (C)	3,900,000	3,847,292
Ball Corp.
5.25%, 07/01/2025	2,962,000	2,978,439
Constellium NV
8.00%, 01/15/2023 (A) (B)	2,480,000	2,387,000
Coveris Holdings SA
7.88%, 11/01/2019 (A)	3,505,000	3,460,101

		12,672,832

Diversified Consumer Services - 0.0% (E)
Service Corp., International
6.75%, 04/01/2016	220,000	226,600

Diversified Financial Services - 5.5%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	900,000	907,875
4.63%, 07/01/2022	275,000	280,156
Bank of America Corp.
5.13%, 06/17/2019 (C) (D)	2,379,000	2,334,394
8.00%, 01/30/2018 (C) (D)	7,883,000	8,340,214
Citigroup, Inc.
6.30%, 05/15/2024 (C) (D)	5,428,000	5,319,440

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Group AG
6.25%, 12/18/2024 (A) (C) (D)	$ 3,050,000	$ 2,969,938
7.50%, 12/11/2023 (A) (C) (D)	6,770,000	7,210,050
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	9,111,000	9,498,217
General Motors Financial Co., Inc.
4.75%, 08/15/2017	1,884,000	1,974,121
7.20%, 01/15/2049 (F) (G) (H) (I)	2,825,000	0
Glen Meadow Pass-Through Trust
6.51%, 02/12/2067 (A) (C)	6,891,000	6,391,402
ILFC E-Capital Trust I
4.69%, 12/21/2065 (A) (C)	6,101,000	5,948,475
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	3,843,000	3,814,178
JPMorgan Chase & Co.
5.00%, 07/01/2019 (C) (D)	3,000,000	2,932,800
7.90%, 04/30/2018 (C) (D)	3,541,000	3,735,755

		61,657,015

Diversified Telecommunication Services - 6.7%
Altice Financing SA
6.63%, 02/15/2023 (A)	370,000	381,100
CenturyLink, Inc.
7.60%, 09/15/2039	7,123,000	6,339,470
7.65%, 03/15/2042	8,009,000	7,087,965
Frontier Communications Corp.
6.88%, 01/15/2025 (B)	500,000	425,625
7.13%, 01/15/2023 (B)	2,000,000	1,805,000
7.63%, 04/15/2024 (B)	6,101,000	5,551,910
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	4,500,000	4,938,187
7.63%, 06/15/2021	1,778,000	1,966,913
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 10/15/2020	3,788,000	3,754,855
7.50%, 04/01/2021	2,271,000	2,259,645
Level 3 Financing, Inc.
7.00%, 06/01/2020	3,995,000	4,214,725
Sprint Capital Corp.
6.90%, 05/01/2019	3,343,000	3,276,140
8.75%, 03/15/2032	5,144,000	4,867,510
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	2,290,000	2,215,575
Virgin Media Finance PLC
6.00%, 10/15/2024 (A)	2,125,000	2,156,875
6.38%, 04/15/2023 (A)	5,260,000	5,496,700
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	1,405,000	1,355,825
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	3,600,000	3,681,000
7.38%, 04/23/2021 (A)	5,958,000	6,315,480
Windstream Services LLC
7.75%, 10/15/2020 - 10/01/2021 (B)	8,189,000	7,055,799

		75,146,299

Electric Utilities - 2.0%
Elwood Energy LLC
8.16%, 07/05/2026	3,983,269	4,431,387
Homer City Generation, LP
8.14%, 10/01/2019
Cash Rate 8.14% (J)	2,633,847	2,663,478
8.73%, 10/01/2026
Cash Rate 8.73% (J)	6,442,553	6,506,979

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Red Oak Power LLC
9.20%, 11/30/2029	$ 4,740,000	$ 5,261,400
Terraform Global Operating LLC
9.75%, 08/15/2022 (A)	3,597,000	3,605,992

		22,469,236

Electronic Equipment, Instruments & Components - 0.8%
Belden, Inc.
5.50%, 09/01/2022 (A)	3,250,000	3,241,875
Sanmina Corp.
4.38%, 06/01/2019 (A)	3,121,000	3,167,815
Zebra Technologies Corp.
7.25%, 10/15/2022 (A)	2,055,000	2,250,225

		8,659,915

Energy Equipment & Services - 2.8%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	3,939,000	3,712,508
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	4,325,000	4,314,187
NuStar Logistics, LP
6.75%, 02/01/2021 (B)	4,330,000	4,607,596
8.15%, 04/15/2018	2,310,000	2,552,550
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	2,415,000	2,627,641
5.88%, 03/01/2022	233,000	246,783
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023 (A)	1,485,000	1,410,750
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025 (A)	2,794,000	2,752,090
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (A)	2,142,000	2,216,970
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022 (A)	860,000	898,700
Transocean, Inc.
6.88%, 12/15/2021 (B)	6,585,000	5,572,556

		30,912,331

Food & Staples Retailing - 0.5%
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,400,000	1,454,250
6.75%, 06/15/2021	3,867,000	4,108,688

		5,562,938

Food Products - 1.4%
Aramark Services, Inc.
5.75%, 03/15/2020	1,762,000	1,841,290
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	330,000	327,012
7.25%, 06/01/2021 (A)	3,523,000	3,703,554
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	1,747,000	1,786,307
Post Holdings, Inc.
7.38%, 02/15/2022	7,972,000	8,151,370

		15,809,533

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (A)	3,685,000	3,694,213

Health Care Equipment & Supplies - 1.8%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	7,647,000	7,054,357

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	$ 3,203,000	$ 3,291,083
Hologic, Inc.
5.25%, 07/15/2022 (A)	791,000	816,708
Mallinckrodt International Finance SA
4.75%, 04/15/2023	5,055,000	4,881,234
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	660,000	679,239
5.75%, 08/01/2022 (A)	3,611,000	3,764,467

		20,487,088

Health Care Providers & Services - 5.3%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	2,000,000	2,140,000
7.13%, 07/15/2020	7,490,000	7,976,850
8.00%, 11/15/2019	9,007,000	9,468,510
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	3,114,000	3,316,410
HCA Holdings, Inc.
6.25%, 02/15/2021	9,058,000	9,918,510
HCA, Inc.
7.50%, 02/15/2022	5,561,000	6,478,565
LifePoint Health, Inc.
5.50%, 12/01/2021	1,477,000	1,532,387
6.63%, 10/01/2020	4,634,000	4,807,775
Tenet Healthcare Corp.
5.00%, 03/01/2019 (A)	3,042,000	3,072,420
5.50%, 03/01/2019 (A)	1,600,000	1,628,000
6.00%, 10/01/2020 (B)	1,293,000	1,406,138
6.75%, 06/15/2023 (A)	1,367,000	1,428,515
8.13%, 04/01/2022	5,583,000	6,263,456

		59,437,536

Hotels, Restaurants & Leisure - 6.4%
Boyd Gaming Corp.
6.88%, 05/15/2023	3,681,000	3,828,240
Felcor Lodging, LP
5.63%, 03/01/2023	3,515,000	3,607,093
International Game Technology PLC
5.63%, 02/15/2020 (A) (B)	3,000,000	2,979,000
6.25%, 02/15/2022 (A)	2,189,000	2,153,429
6.50%, 02/15/2025 (A)	6,694,000	6,417,872
MGM Resorts International
6.63%, 12/15/2021	5,537,000	5,848,456
6.75%, 10/01/2020	4,384,000	4,690,880
11.38%, 03/01/2018	4,931,000	5,818,580
NCL Corp., Ltd.
5.00%, 02/15/2018 (B)	3,950,000	4,019,125
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	542,000	584,683
7.50%, 04/15/2021	4,387,000	4,661,187
Playa Resorts Holding BV
8.00%, 08/15/2020 (A)	1,500,000	1,556,250
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	1,050,000	1,088,063
10.00%, 12/01/2022	7,029,000	6,826,916
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A) (B)	4,595,000	4,686,900
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	1,900,000	1,885,750
8.50%, 10/15/2022 (A)	6,536,000	7,263,130

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38%, 03/15/2022 (B)	$ 1,181,000	$ 1,191,334
Wynn Macau, Ltd.
5.25%, 10/15/2021 (A) (B)	2,510,000	2,387,637

		71,494,525

Household Durables - 3.3%
Beazer Homes USA, Inc.
5.75%, 06/15/2019 (B)	675,000	671,625
6.63%, 04/15/2018	1,917,000	1,974,510
7.25%, 02/01/2023	3,741,000	3,600,713
7.50%, 09/15/2021	350,000	350,875
9.13%, 05/15/2019 (B)	5,250,000	5,420,625
KB Home
4.75%, 05/15/2019	1,702,000	1,697,745
7.00%, 12/15/2021	2,500,000	2,584,375
7.25%, 06/15/2018 (B)	2,765,000	2,979,288
7.63%, 05/15/2023 (B)	3,140,000	3,289,150
Meritage Homes Corp.
4.50%, 03/01/2018	2,098,000	2,124,225
7.00%, 04/01/2022	1,413,000	1,504,845
7.15%, 04/15/2020	4,953,000	5,336,857
Standard Pacific Corp.
6.25%, 12/15/2021	100,000	106,750
8.38%, 01/15/2021 (B)	2,888,000	3,400,620
Tempur Sealy International, Inc.
6.88%, 12/15/2020	2,057,000	2,203,561

		37,245,764

Household Products - 1.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	771,075
6.88%, 02/15/2021	950,000	992,951
9.88%, 08/15/2019	9,218,000	9,696,184
Sun Products Corp.
7.75%, 03/15/2021 (A)	2,870,000	2,604,525

		14,064,735

Independent Power and Renewable Electricity Producers - 2.2%
Abengoa Yield PLC
7.00%, 11/15/2019 (A)	2,302,000	2,302,000
Calpine Corp.
5.38%, 01/15/2023	500,000	488,750
5.75%, 01/15/2025 (B)	2,635,000	2,569,125
NRG Energy, Inc.
6.25%, 07/15/2022	1,500,000	1,503,750
7.88%, 05/15/2021	14,476,000	15,244,965
8.25%, 09/01/2020	2,606,000	2,714,149

		24,822,739

Insurance - 1.6%
Genworth Holdings, Inc.
4.90%, 08/15/2023	1,632,000	1,448,400
7.20%, 02/15/2021	3,515,000	3,699,537
7.63%, 09/24/2021	2,276,000	2,443,855
Lincoln National Corp.
7.00%, 05/17/2066 (C)	10,839,000	9,755,100

		17,346,892

IT Services - 1.3%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	8,461,000	8,744,782
7.63%, 11/15/2020	4,471,000	4,688,961

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Unisys Corp.
6.25%, 08/15/2017 (B)	$ 615,000	$ 647,288

		14,081,031

Machinery - 0.1%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (A)	1,350,000	1,360,125

Media - 8.6%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	4,316,000	4,089,410
7.75%, 04/15/2018	6,733,000	7,280,056
8.00%, 04/15/2020	3,650,000	3,978,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	2,675,000	2,651,594
6.50%, 04/30/2021	13,136,000	13,735,330
CCO Safari II LLC
4.91%, 07/23/2025 (A)	3,476,000	3,483,696
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	3,593,000	3,619,947
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	7,970,000	8,189,175
7.63%, 03/15/2020 (B)	3,071,000	3,182,324
7.63%, 03/15/2020	8,058,000	8,465,936
DISH DBS Corp.
5.00%, 03/15/2023	2,185,000	2,045,706
5.88%, 07/15/2022 - 11/15/2024	6,796,000	6,617,870
7.88%, 09/01/2019	6,655,000	7,445,281
iHeartCommunications, Inc.
9.00%, 03/01/2021	440,000	398,200
10.63%, 03/15/2023 (A)	2,082,000	1,951,875
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	5,050,000	5,125,750
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	4,647,000	4,562,881
Unitymedia GmbH
6.13%, 01/15/2025 (A)	3,076,000	3,175,970
Univision Communications, Inc.
5.13%, 02/15/2025 (A) (B)	2,248,000	2,253,620
6.75%, 09/15/2022 (A)	2,950,000	3,171,250

		95,424,371

Metals & Mining - 1.0%
ArcelorMittal
6.13%, 06/01/2025	625,000	595,313
7.75%, 10/15/2039	3,880,000	3,744,200
Constellium NV
5.75%, 05/15/2024 (A)	2,734,000	2,269,220
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A) (B)	927,000	852,840
Novelis, Inc.
8.75%, 12/15/2020	2,545,000	2,684,975
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	882,000	685,826
6.25%, 07/15/2041	359,000	257,134

		11,089,508

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020 (A)	333,000	351,315
5.75%, 03/01/2023 (A)	1,493,000	1,575,115

		1,926,430

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 7.0%
Antero Resources Corp.
5.38%, 11/01/2021 (B)	$ 1,360,000	$ 1,322,600
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022 (B)	4,169,000	2,876,610
California Resources Corp.
5.00%, 01/15/2020 (B)	1,975,000	1,693,563
5.50%, 09/15/2021 (B)	2,274,000	1,876,050
6.00%, 11/15/2024 (B)	3,838,000	3,108,780
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020	2,356,000	2,367,780
Chesapeake Energy Corp.
4.88%, 04/15/2022 (B)	1,135,000	913,675
6.13%, 02/15/2021 (B)	1,850,000	1,595,625
6.63%, 08/15/2020 (B)	4,149,000	3,713,355
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	3,994,000	4,083,865
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	2,901,000	2,842,980
Concho Resources, Inc.
5.50%, 04/01/2023	2,646,000	2,646,000
Denbury Resources, Inc.
5.50%, 05/01/2022	1,890,000	1,497,825
Energy XXI Gulf Coast, Inc.
11.00%, 03/15/2020 (A) (B)	1,731,000	1,306,905
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020	4,423,000	4,566,747
Halcon Resources Corp.
8.63%, 02/01/2020 (A) (B)	2,132,000	2,036,060
Kinder Morgan, Inc.
7.25%, 06/01/2018	1,550,000	1,734,244
Series MTN
8.05%, 10/15/2030	486,000	559,091
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	6,460,000	3,912,305
6.50%, 05/15/2019 (B)	1,350,000	830,250
7.75%, 02/01/2021	3,333,000	1,949,805
NBL Texas LLC
5.88%, 06/01/2022	442,000	471,835
Noble Energy, Inc.
5.63%, 05/01/2021	1,167,000	1,236,776
5.88%, 06/01/2022 (B)	442,000	474,201
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	706,000	642,460
6.88%, 03/15/2022	395,000	363,400
7.25%, 02/01/2019 (B)	1,481,000	1,436,570
Peabody Energy Corp.
6.25%, 11/15/2021	516,000	145,770
6.50%, 09/15/2020	1,440,000	424,800
10.00%, 03/15/2022 (A) (B)	1,992,000	1,010,940
SM Energy Co.
5.63%, 06/01/2025	929,000	877,905
6.50%, 11/15/2021 - 01/01/2023	4,561,000	4,572,402
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	5,000,000	5,087,500
6.38%, 04/01/2023 (A)	3,825,000	3,930,188
Ultra Petroleum Corp.
6.13%, 10/01/2024 (A)	1,360,000	1,047,200

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Canadian Holding Co. ULC
8.13%, 12/01/2019	$ 2,530,000	$ 2,609,063
Whiting Petroleum Corp.
5.75%, 03/15/2021	3,252,000	3,170,700
WPX Energy, Inc.
8.25%, 08/01/2023 (B)	2,925,000	2,972,531

		77,908,356

Paper & Forest Products - 0.4%
Boise Cascade Co.
6.38%, 11/01/2020	4,705,000	4,946,131

Personal Products - 0.5%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (B)	5,000,000	5,000,000

Pharmaceuticals - 1.9%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A)	1,980,000	2,059,200
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	350,000	359,188
5.88%, 05/15/2023 (A)	2,525,000	2,625,747
6.13%, 04/15/2025 (A)	2,147,000	2,243,615
6.38%, 10/15/2020 (A)	4,611,000	4,858,841
7.50%, 07/15/2021 (A)	7,978,000	8,656,130

		20,802,721

Professional Services - 0.4%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A) (B)	4,093,000	4,236,255

Real Estate Investment Trusts - 0.1%
Communications Sales & Leasing, Inc.
8.25%, 10/15/2023 (A)	1,525,000	1,456,375

Road & Rail - 0.5%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	1,024,000	1,060,433
6.75%, 04/06/2021 (A)	4,011,000	4,563,467

		5,623,900

Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 (A)	2,766,000	2,809,219
6.00%, 01/15/2022 (A)	1,245,000	1,301,025

		4,110,244

Software - 2.4%
First Data Corp.
6.75%, 11/01/2020 (A)	7,521,000	7,953,457
7.38%, 06/15/2019 (A)	884,000	922,100
8.25%, 01/15/2021 (A)	7,265,000	7,691,819
8.75%, 01/15/2022
Cash Rate 8.75% (A) (B) (J)	2,717,000	2,880,020
11.75%, 08/15/2021	3,117,000	3,537,795
Infor US, Inc.
6.50%, 05/15/2022 (A)	3,539,000	3,618,628

		26,603,819

Specialty Retail - 0.9%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	600,000	474,000
9.00%, 03/15/2019 (A)	7,937,000	6,875,426
Men’s Wearhouse, Inc.
7.00%, 07/01/2022	2,465,000	2,625,225

		9,974,651

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.3%
Project Homestake Merger Corp.
8.88%, 03/01/2023 (A)	$ 3,866,000	$ 3,634,040

Textiles, Apparel & Luxury Goods - 0.6%
Levi Strauss & Co.
6.88%, 05/01/2022	6,444,000	6,951,465

Wireless Telecommunication Services - 2.5%
Sprint Corp.
7.88%, 09/15/2023	20,875,000	20,013,906
T-Mobile USA, Inc.
6.13%, 01/15/2022	702,000	733,590
6.63%, 04/01/2023	3,315,000	3,530,475
6.73%, 04/28/2022	3,030,000	3,211,800

		27,489,771

Total Corporate Debt Securities (Cost $1,046,467,544)		1,024,842,811

LOAN ASSIGNMENTS - 2.2%
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019 (C)	3,862,374	3,842,097

Food Products - 0.3%
Del Monte Foods, Inc., 1st Lien Term Loan
4.26%, 02/18/2021 (C)	3,940,000	3,816,875

Media - 0.3%
Interactive Data Corp., Term Loan
4.75%, 05/02/2021 (C)	3,421,440	3,432,560

Metals & Mining - 0.1%
Atkore International, Inc., 1st Lien Term Loan
4.50%, 04/09/2021 (C)	663,300	641,190
Atkore International, Inc., 2nd Lien Term Loan
7.75%, 10/09/2021 (C)	580,000	544,717

		1,185,907

Oil, Gas & Consumable Fuels - 0.1%
CITGO Holding, Inc., Term Loan B
9.50%, 05/12/2018 (C)	1,273,600	1,276,387

Professional Services - 0.1%
Ceridian LLC, Term Loan
4.50%, 09/15/2020 (C)	1,476,192	1,466,043

Real Estate Management & Development - 0.6%
CityCenter Holdings LLC, Term Loan B
4.25%, 10/16/2020 (C)	6,400,000	6,412,569

Software - 0.3%
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (C)	3,801,111	3,466,613

Total Loan Assignments (Cost $25,326,757)		24,899,051

	Shares	Value
COMMON STOCK - 0.1%
IT Services - 0.1%
Unisys Corp. (B) (K)	61,972	$ 983,496

Total Common Stock (Cost $1,487,453)		983,496

PREFERRED STOCKS - 1.4%
Banks - 1.2%
GMAC Capital Trust I Series 2, 8.13% (C)	520,050	13,640,912

Consumer Finance - 0.2%
Ally Financial, Inc. Series A, 8.50% (C)	88,277	2,297,850

Total Preferred Stocks (Cost $15,623,916)		15,938,762

SECURITIES LENDING COLLATERAL - 8.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (L)	95,990,500	95,990,500

Total Securities Lending Collateral (Cost $95,990,500)		95,990,500

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% (L), dated 07/31/2015, to be repurchased at $30,016,053 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $30,618,064.	$ 30,016,028	30,016,028

Total Repurchase Agreement (Cost $30,016,028)		30,016,028

Total Investments (Cost $1,214,912,198) (M)		1,192,670,648
Net Other Assets (Liabilities) - (6.9)%		(77,382,058)

Net Assets - 100.0%		$ 1,115,288,590

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value at July 31, 2015
ASSETS
Investments
Corporate Debt Securities	$—	$1,024,842,811	$0	$1,024,842,811
Loan Assignments	—	24,899,051	—	24,899,051
Common Stock	983,496	—	—	983,496
Preferred Stocks	15,938,762	—	—	15,938,762
Securities Lending Collateral	95,990,500	—	—	95,990,500
Repurchase Agreement	—	30,016,028	—	30,016,028

Total Investments	$112,912,758	$1,079,757,890	$0	$1,192,670,648

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3 (P)	Transfers from Level 3 to Level 2
Corporate Debt Securities	$—	$—	$0	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $352,586,095, representing 31.6% of the Fund’s net assets.

(B)

All or a portion of the security is on loan. The value of all securities on loan is $93,984,252. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(I)	Illiquid security. Total aggregate value of illiquid securities is $0, representing less than 0.1% of the Fund’s net assets.
(J)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(K)	Non-income producing security.
(L)	Rate disclosed reflects the yield at July 31, 2015.
(M)

Aggregate cost for federal income tax purposes is $1,214,912,198. Aggregate gross unrealized appreciation and depreciation for all securities is $13,920,336 and $36,161,886, respectively. Net unrealized depreciation for tax purposes is $22,241,550.

(N)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(O)	Level 3 securities were not considered significant to the Fund.
(P)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 94.8%
Alabama - 0.5%
Alabama State University, Revenue Bonds
Series A, AGM
3.00%, 03/01/2023	$ 125,000	$ 125,436
County of Perry, General Obligation Unlimited
5.50%, 12/01/2040	30,000	31,019

		156,455

Alaska - 0.4%
Northern Tobacco Securitization Corp., Revenue Bonds
Series A
5.00%, 06/01/2046	150,000	114,397

Arizona - 0.7%
City of Chandler, General Obligation Unlimited
Series B, FGIC
5.25%, 07/01/2016	65,000	67,924
Industrial Development Authority of the County of Pima, Revenue Bonds
5.63%, 07/01/2038	25,000	23,310
Yavapai County Industrial Development Authority, Revenue Bonds
Series B
4.50%, 09/01/2018 (A)	135,000	135,188

		226,422

California - 5.6%
Aromas-San Juan Unified School District, General Obligation Unlimited
Series B, AGM
Zero Coupon, 08/01/2042	300,000	141,213
Blythe Redevelopment Agency Successor Agency, Tax Allocation
5.65%, 05/01/2029	25,000	25,025
California School Finance Authority, Revenue Bonds
3.88%, 07/01/2017 (A)	110,000	109,605
Coachella Valley Unified School District, General Obligation Unlimited
Series C, AGM
Zero Coupon, 08/01/2037 - 08/01/2038	35,000	12,375
Cypress School District, General Obligation Unlimited
Zero Coupon, 08/01/2050	100,000	52,926
Elk Grove Finance Authority, Special Tax
AMBAC
5.00%, 09/01/2025	125,000	125,500
Folsom Cordova Unified School District School Facilities Improvement District No. 3, General Obligation Unlimited
Series B, ASSURED GTY
Zero Coupon, 10/01/2034	615,000	259,155
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.00%, 06/01/2033	235,000	195,990
Gonzales Redevelopment Agency, Tax Allocation
ACA
5.50%, 12/01/2033	25,000	25,014

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Moreland School District, General Obligation Unlimited
Zero Coupon, 08/01/2027	$ 675,000	$ 436,421
Paramount Unified School District, General Obligation Unlimited
Zero Coupon, 08/01/2045	50,000	41,232
San Carlos Elementary School District, General Obligation Unlimited
Zero Coupon, 10/01/2035 - 10/01/2037	585,000	209,977
Santee School District, General Obligation Unlimited
Series E, AGM
Zero Coupon, 05/01/2051	150,000	29,305
Southern California Water Replenishment District, Certificate of Participation
NATL-RE
4.50%, 08/01/2031	15,000	15,122
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A-1
5.13%, 06/01/2046	30,000	24,433

		1,703,293

Colorado - 1.8%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 12/15/2025 (A)	535,000	533,181

Florida - 2.1%
City of Tallahassee, Revenue Bonds
5.00%, 12/01/2044	150,000	157,358
Florida Development Finance Corp., Revenue Bonds
6.00%, 02/15/2037	10,000	10,043
Florida HomeLoan Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC
3.20%, 07/01/2030	350,000	338,866
Miami-Dade County Industrial Development Authority, Revenue Bonds
4.00%, 09/15/2019 (B)	110,000	115,629

		621,896

Idaho - 2.5%
Boise City Airport Revenue, Revenue Bonds
4.00%, 09/01/2040 (C)	250,000	245,222
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.00%, 06/01/2035 (B)	525,000	516,532

		761,754

Illinois - 12.7%
Chicago Board Education Dedicated Revenue, General Obligation Unlimited
Series F
3.00%, 12/01/2015	135,000	134,652
Chicago Board of Education, General Obligation Unlimited
Series A, AMBAC
Zero Coupon, 12/01/2015	80,000	79,081

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Chicago Board of Education, General Obligation Unlimited (continued)
Series A, NATL-RE
5.00%, 12/01/2016	$ 15,000	$ 15,025
Chicago Transit Authority, Revenue Bonds
AGM
4.50%, 06/01/2025	50,000	52,488
5.00%, 06/01/2022	10,000	10,998
Series A, ASSURED GTY
5.25%, 06/01/2023	50,000	52,681
City of Chicago, General Obligation Unlimited
Series 3A, AMBAC
4.20%, 01/01/2017	20,000	20,060
Series A
5.00%, 01/01/2019	15,000	15,366
5.50%, 01/01/2039	100,000	97,175
Series A, AGM
5.00%, 01/01/2024 - 01/01/2029	110,000	113,054
5.50%, 01/01/2017	10,000	10,394
Series A, NATL-RE
5.00%, 01/01/2042	200,000	200,066
Series C, AGM, CR, NATL-RE
5.00%, 01/01/2031	35,000	35,395
Series C, NATL-RE
4.00%, 01/01/2017	170,000	172,314
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM
Zero Coupon, 11/01/2033	950,000	409,839
Cook County Township High School District No. 201 J. Sterling Morton, General Obligation Limited
Series C, AGM
Zero Coupon, 12/01/2025	125,000	84,140
Illinois Finance Authority, Revenue Bonds
Series A
5.00%, 07/01/2024 - 07/01/2047	1,035,000	1,052,785
Series C
5.00%, 08/15/2021	30,000	34,484
Illinois Housing Development Authority, Revenue Bonds
Series A-1
2.40%, 07/01/2021	185,000	185,307
2.60%, 01/01/2022	375,000	376,320
Illinois State, General Obligation Unlimited
AMBAC
5.00%, 11/01/2023	25,000	25,081
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited
AGM
Zero Coupon, 02/01/2020	60,000	53,346
Lake County School District No. 38, General Obligation Unlimited
AMBAC
Zero Coupon, 02/01/2020	60,000	52,921
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited
Series C
5.25%, 12/01/2032	40,000	46,755
Southwestern Illinois Development Authority, Revenue Bonds
AGM
Zero Coupon, 12/01/2022 - 12/01/2024	80,000	58,672

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Springfield Park District, General Obligation Limited
3.00%, 12/30/2023	$ 100,000	$ 101,791
Stephenson County School District No. 145, General Obligation Limited
AMBAC
Zero Coupon, 01/01/2021	30,000	25,600
Village of Elk Grove Village, General Obligation Unlimited
4.00%, 01/01/2022	60,000	66,924
Will County Community High School District No. 210, General Obligation Unlimited
Series A
5.00%, 01/01/2027	55,000	61,566
Winnebago & Boone Counties School District No. 205, General Obligation Unlimited
Zero Coupon, 02/01/2022	65,000	52,222
Zion Park District, General Obligation Limited
Series B
2.00%, 12/30/2015	150,000	149,836

		3,846,338

Indiana - 3.1%
Brownsburg 1999 School Building Corp., Revenue Bonds
AGM
5.00%, 08/01/2016	150,000	150,607
Indiana Finance Authority, Revenue Bonds
4.00%, 02/01/2032	730,000	725,394
Series A
5.00%, 08/15/2021	45,000	52,555

		928,556

Iowa - 0.7%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A
6.50%, 06/01/2023	85,000	84,779
Series C
5.50%, 06/01/2042	50,000	43,487
5.63%, 06/01/2046	110,000	95,933

		224,199

Kansas - 0.7%
Kansas Rural Water Finance Authority, Revenue Bonds
4.25%, 03/01/2038	25,000	25,738
University of Kansas Hospital Authority, Revenue Bonds
4.00%, 09/01/2040	205,000	202,433

		228,171

Kentucky - 0.1%
Kentucky Area Development Districts, Certificate of Participation
Series J
5.25%, 01/01/2016	15,000	15,199

Massachusetts - 1.7%
Massachusetts Development Finance Agency, Revenue Bonds
Series D
5.00%, 07/01/2044	500,000	528,410

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 3.7%
Bad Axe Public Schools, General Obligation Unlimited
Series B, Q-SBLF
4.00%, 05/01/2024	$ 50,000	$ 55,902
City of Detroit, General Obligation Unlimited
AGM
5.00%, 04/01/2016 - 04/01/2019	4,650	4,694
ASSURED GTY
4.00%, 04/01/2018	17,050	17,534
Series A-1, NATL-RE
5.38%, 04/01/2016	2,325	2,330
Series G, ASSURED GTY
5.00%, 04/01/2018	6,200	6,534
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, NATL
Zero Coupon, 07/01/2017	30,000	28,068
Series A, NATL-RE
5.25%, 07/01/2018	50,000	53,450
Series B, NATL
4.25%, 07/01/2025	25,000	25,060
Series C, NATL
5.00%, 07/01/2017	50,000	51,792
Series E, BHAC, FGIC
5.75%, 07/01/2031	150,000	165,767
City of Detroit Water Supply System Revenue, Revenue Bonds
Series B, NATL-RE
5.00%, 07/01/2018 - 07/01/2034	65,000	66,692
Series D, AGM
5.00%, 07/01/2023	25,000	25,627
City of Warren, General Obligation Limited
NATL-RE
4.20%, 10/01/2018	250,000	251,555
County of Wayne, General Obligation Limited
Series A, AGM
4.50%, 02/01/2026	35,000	35,467
Detroit Local Development Finance Authority, Tax Allocation
Series A, ACA, CBI
5.50%, 05/01/2021	120,000	116,156
Michigan Finance Authority, Revenue Bonds
Series G, AGM
5.00%, 04/01/2016 - 04/01/2018	12,675	12,892
Series G, ASSURED GTY
4.00%, 04/01/2018	92,950	95,589
5.00%, 04/01/2018	33,800	35,179
Series G-1A, AGM
5.00%, 04/01/2019	12,675	12,698
Series G-2A, NATL-RE
5.38%, 04/01/2016	12,675	12,701
Wayne Charter County Economic Development Corp., Revenue Bonds
7.38%, 12/01/2033	50,000	47,593
Wayne County Airport Authority, Revenue Bonds
NATL-RE
5.25%, 12/01/2020	10,000	10,164

		1,133,444

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota - 4.0%
City of Maple Grove, Revenue Bonds
4.00%, 09/01/2035 (C)	$ 500,000	$ 495,215
City of Minneapolis, Tax Allocation
4.00%, 03/01/2027 (B)	200,000	198,712
Minnesota Agricultural & Economic Development Board, Revenue Bonds
5.90%, 02/01/2019	130,000	130,216
St Paul Housing & Redevelopment Authority, Revenue Bonds
Series B
5.25%, 04/01/2043 (B)	400,000	394,796

		1,218,939

Mississippi - 0.0% (D)
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA
5.55%, 08/20/2049	5,000	5,148

Montana - 0.2%
Lewistown Special Improvement District No. 2005, Special Assessment
4.60%, 07/01/2022	25,000	25,029
Yellowstone County School District No. 4, General Obligation Unlimited
4.65%, 07/01/2019	25,000	25,080

		50,109

Nebraska - 2.3%
Nebraska Investment Finance Authority, Revenue Bonds
GNMA, FNMA
2.90%, 09/01/2026	705,000	694,883

New Jersey - 4.6%
Casino Reinvestment Development Authority, Revenue Bonds
AGM
5.00%, 11/01/2026	575,000	648,761
City of Jersey City, General Obligation Unlimited
BAM
5.00%, 12/01/2022	500,000	580,500
New Jersey Economic Development Authority, Revenue Bonds
Series A, NATL-RE
5.00%, 07/01/2029	20,000	20,288
Series B
6.50%, 04/01/2031	10,000	11,942
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A
4.50%, 06/01/2023	30,000	30,013
5.00%, 06/01/2041	140,000	104,996
Series 1B
Zero Coupon, 06/01/2041	10,000	2,507

		1,399,007

New York - 6.8%
Albany Parking Authority, Revenue Bonds
XLCA
4.13%, 07/15/2022	25,000	25,079
Esopus Fire District, General Obligation Unlimited
AMBAC
4.30%, 08/01/2017	20,000	20,047

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds
BHAC, CR
5.00%, 11/15/2035	$ 50,000	$ 50,625
New York City Industrial Development Agency, Revenue Bonds
2.00%, 08/01/2028	1,000,000	1,001,190
5.25%, 12/01/2032	10,000	10,040
New York Counties Tobacco Trust IV, Revenue Bonds
Series A
5.00%, 06/01/2042	225,000	193,025
6.25%, 06/01/2041 (A)	250,000	256,000
New York State Dormitory Authority, Revenue Bonds
AMBAC
4.00%, 07/01/2016	10,000	9,948
Niagara Falls City School District, Certificate of Participation
AGM
4.00%, 06/15/2026	390,000	413,868
Port Authority of New York & New Jersey, Revenue Bonds
AGM, CR
6.50%, 12/01/2028	50,000	50,957
Syracuse Housing Authority, Revenue Bonds
5.40%, 09/01/2022	15,000	15,030
Westchester Tobacco Asset Securitization, Revenue Bonds
5.13%, 06/01/2045 (B)	20,000	18,869

		2,064,678

Ohio - 10.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2
5.13%, 06/01/2024	1,145,000	949,697
5.75%, 06/01/2034	350,000	277,967
5.88%, 06/01/2030 - 06/01/2047	310,000	251,653
6.50%, 06/01/2047	15,000	12,950
City of Cleveland, Revenue Bonds
5.38%, 09/15/2027	20,000	20,071
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM
5.00%, 12/01/2024	600,000	721,290
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series A
7.05%, 11/15/2040 (B)	100,000	100,490
County of Warren, Revenue Bonds
5.00%, 07/01/2021 - 07/01/2026	550,000	622,490
Ohio Air Quality Development Authority, Revenue Bonds
Series A
5.70%, 08/01/2020	70,000	77,143
Toledo-Lucas County Port Authority, Revenue Bonds
Series A
5.00%, 07/01/2046	100,000	104,008

		3,137,759

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 0.0% (D)
Medford Hospital Facilities Authority, Revenue Bonds
AGM
5.00%, 08/15/2035	$ 10,000	$ 10,020

Pennsylvania - 2.0%
City of Harrisburg, General Obligation Unlimited
Series D, AMBAC
Zero Coupon, 03/15/2017	25,000	23,542
McKeesport Area School District, General Obligation Unlimited
Series A, AMBAC
Zero Coupon, 10/01/2015	20,000	19,968
Montgomery County Industrial Development Authority, Revenue Bonds
5.00%, 01/01/2030	150,000	151,339
Philadelphia Gas Works Co., Revenue Bonds
AGM
5.00%, 07/01/2026	10,000	10,023
Philadelphia Redevelopment Authority, Revenue Bonds
Series A
5.63%, 07/01/2028	20,000	20,019
State Public School Building Authority, Revenue Bonds
BAM
5.00%, 06/15/2019	340,000	386,896

		611,787

Puerto Rico - 8.5%
Childrens Trust Fund, Revenue Bonds
5.38%, 05/15/2033	15,000	15,019
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC, ICC
5.50%, 07/01/2022	100,000	100,572
AGM
5.13%, 07/01/2030	60,000	58,652
5.25%, 07/01/2020	50,000	50,995
5.50%, 07/01/2017	20,000	19,968
AGM, CR
5.25%, 07/01/2016	50,000	50,108
Series A, AGC, ICC
4.75%, 07/01/2018	15,000	14,973
5.50%, 07/01/2029	175,000	175,261
Series A, AGM
4.00%, 07/01/2022	10,000	9,660
5.00%, 07/01/2035	10,000	9,452
5.38%, 07/01/2025	50,000	50,113
Series A, ASSURED GTY
5.00%, 07/01/2016	75,000	76,004
Series A, NATL-RE, IBC
5.50%, 07/01/2016 - 07/01/2019	80,000	80,250
Series C, AGM
5.50%, 07/01/2032	35,000	34,126
5.75%, 07/01/2037	50,000	49,554
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, ASSURED GTY
5.00%, 07/01/2028	75,000	73,868

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds
AGM, CR
4.20%, 07/01/2019	$ 25,000	$ 24,746
NATL-RE
5.00%, 07/01/2018	15,000	14,705
Series DDD, AGM
3.63%, 07/01/2023	125,000	116,199
3.65%, 07/01/2024	20,000	18,103
Series KK, NATL-RE
5.50%, 07/01/2016	20,000	19,808
Series LL, NATL-RE
5.50%, 07/01/2016 - 07/01/2017	160,000	158,122
Series MM, NATL-RE
5.00%, 07/01/2019	10,000	9,697
Series RR, NATL
5.00%, 07/01/2022	25,000	23,720
Series SS, NATL-RE
5.00%, 07/01/2023	20,000	18,933
Series TT AGM, CR
5.00%, 07/01/2017	15,000	14,945
Series TT, NATL-RE, IBC
4.20%, 07/01/2019	30,000	28,324
Series UU, AGM
5.00%, 07/01/2016 - 07/01/2024	180,000	178,884
Series V, AGM
5.25%, 07/01/2027	50,000	49,344
Series V, NATL-RE
5.25%, 07/01/2025	60,000	55,724
Puerto Rico Highways & Transportation Authority, Revenue Bonds
Series CC, AGM
5.25%, 07/01/2033 - 07/01/2036	65,000	62,944
Series E, AGM
5.50%, 07/01/2017 - 07/01/2021	65,000	65,572
Series J, NATL-RE
5.00%, 07/01/2029	15,000	13,898
Series K, CIFG-TCRS, FSA, CR
5.00%, 07/01/2018	10,000	9,775
Series L, AGC
4.00%, 07/01/2020	165,000	163,053
5.25%, 07/01/2019	10,000	10,061
Series N, AGM, CR, AGC, ICC
5.50%, 07/01/2026	20,000	19,958
Series Y, AGM
6.25%, 07/01/2021	135,000	141,643
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series C, AMBAC
5.50%, 07/01/2016	20,000	19,936
Puerto Rico Municipal Finance Agency, General Obligation Unlimited
Series A, AGM
4.75%, 08/01/2022	10,000	9,595
5.00%, 08/01/2027	100,000	97,007
5.25%, 08/01/2015 - 08/01/2016	50,000	50,005
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM
5.00%, 08/01/2022	75,000	72,845
Series C, AGM
5.25%, 08/01/2019	85,000	84,345

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Public Buildings Authority, Revenue Bonds
Series H, AMBAC
5.50%, 07/01/2016	$ 55,000	$ 55,046
Series L, AGM, CR
5.50%, 07/01/2021	65,000	65,434
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A, BHAC, CR, FGIC
Zero Coupon, 08/01/2041	45,000	13,759
Series A-1, AGM, CR
Zero Coupon, 08/01/2024	40,000	23,640

		2,578,345

Rhode Island - 2.9%
Providence Redevelopment Agency, Revenue Bonds
Series A
5.00%, 04/01/2020	350,000	392,406
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, 06/01/2035	450,000	479,479

		871,885

South Carolina - 0.6%
Richland County Recreational District, General Obligation Unlimited
3.00%, 03/01/2026	140,000	144,813
South Carolina Jobs-Economic Development Authority, Revenue Bonds
CIFG
5.00%, 11/01/2015	25,000	25,016

		169,829

Texas - 12.0%
City of Houston Airport System Revenue, Revenue Bonds
5.00%, 07/01/2029 (B)	150,000	156,686
Series C
5.00%, 07/15/2020 (B)	500,000	528,390
City of Lockhart, General Obligation Limited
BAM
5.00%, 08/01/2025	395,000	463,627
Dallas-Fort Worth International Airport Facilities Improvement Corp., Revenue Bonds
Series A-1
6.15%, 01/01/2016 (B)	500,000	501,895
Fort Bend County Municipal Utility District No. 142, General Obligation Unlimited
MAC
3.13%, 09/01/2027	675,000	654,007
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM
3.00%, 10/01/2019	100,000	105,764
3.25%, 10/01/2032	1,140,000	1,087,788
Willow Creek Farms Municipal Utility District, General Obligation Unlimited
BAM
3.00%, 09/01/2023	130,000	130,770

		3,628,927

Washington - 0.1%
Vancouver Housing Authority, Revenue Bonds
6.70%, 03/01/2026	20,000	20,010

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 4.1%
Milwaukee Housing Authority, Revenue Bonds
Series A
3.63%, 07/01/2035	$ 685,000	$ 677,787
Public Finance Authority, Revenue Bonds
Series A
4.10%, 04/01/2034	570,000	551,178

		1,228,965

Total Municipal Government Obligations (Cost $28,633,908)		28,712,006

REPURCHASE AGREEMENT - 10.3%
State Street Bank & Trust Co. 0.01% (E), dated 07/31/2015, to be repurchased at $3,104,646 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $3,168,635.	3,104,643	3,104,643

Total Repurchase Agreement (Cost $3,104,643)		3,104,643

Total Investments (Cost $31,738,551) (F)		31,816,649
Net Other Assets (Liabilities) - (5.1)%		(1,546,574)

Net Assets - 100.0%		$ 30,270,075

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Municipal Government Obligations	$—	$28,712,006	$—	$28,712,006
Repurchase Agreement	—	3,104,643	—	3,104,643

Total Investments	$—	$31,816,649	$—	$31,816,649

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $1,033,974, representing 3.4% of the Fund’s net assets.

(B)	At July 31, 2015, the Fund owned the respective securities which were restricted to public resale:

Investments	Description	Acquisition Date	Current Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Miami-Dade County Industrial Development Authority, 4.00%, 09/15/2019	04/30/2015	$114,284	$115,629	0.4%
Municipal Government Obligations	Idaho Housing & Finance Association, Series A, 5.00%, 06/01/2035	04/06/2015	530,126	516,532	1.7
Municipal Government Obligations	City of Minneapolis, 4.00%, 03/01/2027	02/26/2015	201,064	198,712	0.7
Municipal Government Obligations	St Paul Housing & Redevelopment Authority, Series B, 5.25%, 04/01/2043	06/19/2015	392,817	394,796	1.3
Municipal Government Obligations	Westchester Tobacco Asset Securitization, 5.13%, 06/01/2045	03/30/2015	17,150	18,869	0.1
Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority, Series A, 7.05%, 11/15/2040	04/11/2014	97,688	100,490	0.3
Municipal Government Obligations	City of Houston Airport System Revenue, 5.00%, 07/01/2029	05/09/2014	147,783	156,686	0.5
Municipal Government Obligations	City of Houston Airport System Revenue, Series C, 5.00%, 07/15/2020	03/11/2015	526,348	528,390	1.7
Municipal Government Obligations	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A-1, 6.15%, 01/01/2016	01/16/2015	501,566	501,895	1.7

			$2,528,826	$2,531,999	8.4%

(C)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate disclosed reflects the yield at July 31, 2015.
(F)

Aggregate cost for federal income tax purposes is $31,738,551. Aggregate gross unrealized appreciation and depreciation for all securities is $319,824 and $241,726, respectively. Net unrealized appreciation for tax purposes is $78,098.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

PORTFOLIO ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CBI	Certificates of bond insurance
CIFG	CIFG Assurance North America, Inc.
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Assured Guaranty Municipal Corp. (formerly Financial Security Assurance, Inc.)
GNMA	Government National Mortgage Association
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund Program
RE	Reinsured
TCRS	Temporary Custodian Receipts
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 78.4%
Aerospace & Defense - 3.6%
BAE Systems PLC	2,979,952	$ 22,346,801

Airlines - 3.8%
Japan Airlines Co., Ltd.	633,400	23,918,280

Automobiles - 2.5%
Daimler AG	172,289	15,400,331

Beverages - 2.3%
Thai Beverage PCL	25,446,603	14,004,582

Capital Markets - 2.4%
Ares Capital Corp. (A)	943,485	15,180,674

Chemicals - 5.8%
LyondellBasell Industries NV, Class A	181,500	17,030,145
Potash Corp. of Saskatchewan, Inc.	424,320	11,533,017
Yara International ASA	158,090	7,869,228

		36,432,390

Diversified Telecommunication Services - 14.3%
AT&T, Inc.	511,220	17,759,783
BCE, Inc. (A)	279,842	11,518,060
HKT Trust & HKT, Ltd.	12,327,540	15,011,284
Telenor ASA	1,074,130	23,564,335
Telstra Corp., Ltd.	4,479,544	21,250,349

		89,103,811

Food Products - 3.0%
Marine Harvest ASA	1,523,630	18,820,494

Insurance - 4.5%
Legal & General Group PLC	1,496,800	6,093,808
MMI Holdings, Ltd.	2,704,850	6,296,937
Muenchener Rueckversicherungs- Gesellschaft AG	85,356	15,683,083

		28,073,828

Media - 2.6%
Regal Entertainment Group, Class A (A)	792,339	16,322,183

Oil, Gas & Consumable Fuels - 5.2%
Royal Dutch Shell PLC, Class B, ADR (A)	84,624	4,920,886
Ship Finance International, Ltd. (A)	937,090	15,677,516
Total SA (A)	236,804	11,722,661

		32,321,063

Pharmaceuticals - 2.7%
GlaxoSmithKline PLC	757,110	16,505,487

Real Estate Investment Trusts - 21.7%
Ascendas Real Estate Investment Trust	10,473,756	18,476,138
Blackstone Mortgage Trust, Inc., Class A	756,928	22,079,590
EPR Properties	224,600	12,829,152
Health Care REIT, Inc.	129,107	8,956,152
Lexington Realty Trust (A)	978,030	8,411,058
PennyMac Mortgage Investment Trust	596,928	10,601,441
Select Income REIT	345,560	6,935,389
Spirit Realty Capital, Inc.	1,697,740	17,232,061
Starwood Property Trust, Inc.	1,060,247	23,070,975
STORE Capital Corp.	312,230	6,556,830

		135,148,786

	Shares	Value
COMMON STOCKS (continued)
Transportation Infrastructure - 3.0%
Macquarie Infrastructure Corp.	216,652	$ 18,400,254

Wireless Telecommunication Services - 1.0%
Vodafone Group PLC, ADR	167,910	6,343,640

Total Common Stocks (Cost $485,637,309)		488,322,604

MASTER LIMITED PARTNERSHIPS - 20.7%
Capital Markets - 11.6%
AllianceBernstein Holding, LP	586,161	16,101,843
Blackstone Group, LP, Class A	383,175	15,039,619
KKR & Co., LP	999,215	23,881,238
Oaktree Capital Group LLC, Class A	308,699	17,037,098

		72,059,798

Electric Utilities - 1.4%
Brookfield Infrastructure Partners, LP	214,997	8,999,774

Oil, Gas & Consumable Fuels - 7.7%
Alliance Resource Partners, LP	140,305	3,454,309
Cheniere Energy Partners, LP	143,194	4,298,684
Energy Transfer Partners, LP, Class B	409,417	20,962,151
Plains All American Pipeline, LP	154,900	6,467,075
TC Pipelines, LP	159,888	9,161,582
Teekay LNG Partners, LP	128,038	3,522,325

		47,866,126

Total Master Limited Partnerships (Cost $132,499,656)		128,925,698

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	41,943,777	41,943,777

Total Securities Lending Collateral (Cost $41,943,777)		41,943,777

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $3,370,672 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $3,438,449.	$ 3,370,670	3,370,670

Total Repurchase Agreement (Cost $3,370,670)		3,370,670

Total Investments (Cost $663,451,412) (C)		662,562,749
Net Other Assets (Liabilities) - (6.3)%		(39,439,547)

Net Assets - 100.0%		$ 623,123,202

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$251,358,806	$236,963,798	$—	$488,322,604
Master Limited Partnerships	128,925,698	—	—	128,925,698
Securities Lending Collateral	41,943,777	—	—	41,943,777
Repurchase Agreement	—	3,370,670	—	3,370,670

Total Investments	$422,228,281	$240,334,468	$—	$662,562,749

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $40,600,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $663,451,412. Aggregate gross unrealized appreciation and depreciation for all securities is $37,663,562 and $38,552,225, respectively. Net unrealized depreciation for tax purposes is $888,663.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.5%
Invitation Homes Trust
Series 2014-SFR1, Class A
1.19%, 06/17/2031 (A) (B)	$ 200,000	$ 198,188
SLM Student Loan Trust
Series 2014-1, Class A3
0.79%, 02/26/2029 (A)	1,000,000	992,785

Total Asset-Backed Securities (Cost $1,203,906)		1,190,973

CORPORATE DEBT SECURITIES - 17.5%
Automobiles - 0.6%
Daimler Finance North America LLC
1.01%, 08/03/2017 (B) (C)	229,000	228,910
Toyota Motor Credit Corp. Series MTN
0.75%, 03/05/2017 (D)	1,300,000	1,298,264

		1,527,174

Banks - 4.4%
ABN AMRO Bank NV
4.75%, 07/28/2025 (B)	237,000	237,583
BAC Capital Trust XIV
4.00%, 08/17/2015 (A) (E)	700,000	550,375
Banco do Brasil SA
9.00%, 06/18/2024 (A) (B) (E)	1,250,000	1,071,500
Banco Santander Chile
1.19%, 04/11/2017 (A) (B)	200,000	199,043
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.25%, 08/04/2045 (C)	250,000	254,558
Corestates Capital II
0.94%, 01/15/2027 (A) (B)	269,000	237,392
Fifth Third Bancorp
0.70%, 12/20/2016 (A)	669,000	665,567
2.88%, 07/27/2020	242,000	242,768
Goldman Sachs Capital II
4.00%, 08/31/2015 (A) (E)	500,000	376,250
Goldman Sachs Capital III
4.00%, 08/31/2015 (A) (E)	2,600,000	1,950,000
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	1,000,000	985,468
Royal Bank of Scotland NV
4.65%, 06/04/2018	200,000	208,109
Societe Generale SA
6.00%, 01/27/2020 (A) (B) (E) (F)	800,000	758,000
SunTrust Capital III, Ltd.
0.94%, 03/15/2028 (A)	765,000	650,250
Wells Fargo & Co. Series MTN
2.60%, 07/22/2020	400,000	401,878
Zions Bancorporation
5.65%, 11/15/2023 (A)	1,800,000	1,859,625

		10,648,366

Building Products - 0.2%
Masco Corp.
4.45%, 04/01/2025	257,000	257,642
5.95%, 03/15/2022	315,000	348,075

		605,717

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.4%
Goldman Sachs Group, Inc.
1.45%, 04/23/2020 (A) (F)	$ 518,000	$ 522,443
5.38%, 05/10/2020 (A) (E)	382,000	379,708
Morgan Stanley
1.27%, 06/16/2020 (A) (F)	1,000,000	1,000,447
Series MTN
0.74%, 10/18/2016 (A)	250,000	249,482
1.80%, 04/25/2023 - 06/09/2023 (A)	2,643,000	2,636,404
UBS AG Series MTN
4.75%, 05/22/2023 (A) (G)	950,000	972,687

		5,761,171

Chemicals - 0.1%
RPM International, Inc.
5.25%, 06/01/2045	263,000	254,897

Communications Equipment - 0.1%
Harris Corp.
5.05%, 04/27/2045	140,000	133,253

Construction Materials - 0.1%
Vulcan Materials Co.
4.50%, 04/01/2025	221,000	219,895

Consumer Finance - 0.3%
American Express Credit Corp. Series MTN
0.91%, 07/31/2018 (A)	242,000	242,071
Capital One Financial Corp.
5.55%, 06/01/2020 (A) (E) (F)	183,000	183,220
Navient Corp. Series MTN
2.37%, 05/03/2019 (A)	400,000	377,800

		803,091

Diversified Financial Services - 2.6%
Bank of America Corp. Series MTN
0.90%, 11/19/2024 (A)	1,000,000	950,000
1.35%, 03/22/2018 (A)	1,500,000	1,512,397
1.90%, 02/18/2020 (A) (H)	400,000	397,760
Bank of America NA
0.57%, 06/15/2016 (A)	250,000	249,273
Citigroup, Inc.
0.55%, 06/09/2016 (A)	2,070,000	2,060,234
4.40%, 06/10/2025	495,000	498,901
JPMorgan Chase Bank NA
0.62%, 06/13/2016 (A)	253,000	252,499
JPMorgan Chase Capital XIII
1.23%, 09/30/2034 (A)	531,000	455,996

		6,377,060

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.75%, 05/15/2046	210,000	193,688
Telefonica Emisiones SAU
0.93%, 06/23/2017 (A)	800,000	797,989

		991,677

Electric Utilities - 0.1%
Exelon Corp.
1.55%, 06/09/2017	215,000	215,097

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.3%
Energy Transfer Partners, LP
2.50%, 06/15/2018	$ 132,000	$ 132,194
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	500,000	500,816

		633,010

Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.
1.90%, 07/16/2018	242,000	242,979

Insurance - 1.5%
Genworth Holdings, Inc.
6.15%, 11/15/2066 (A)	1,200,000	714,000
Prudential Financial, Inc.
5.38%, 05/15/2045 (A)	60,000	59,250
XLIT, Ltd.
5.50%, 03/31/2045	79,000	75,657
6.50%, 04/15/2017 (A) (E)	3,350,000	2,839,125

		3,688,032

Machinery - 0.1%
Valmont Industries, Inc.
5.25%, 10/01/2054 (F)	180,000	165,777

Media - 0.0% (I)
CCO Safari II LLC
3.58%, 07/23/2020 (B)	106,000	106,313

Metals & Mining - 1.8%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	1,396,000	1,326,200
Anglo American Capital PLC
2.63%, 09/27/2017 (B)	200,000	198,862
Freeport-McMoRan, Inc.
2.30%, 11/14/2017	420,000	399,000
Glencore Canada Corp.
6.00%, 10/15/2015	400,000	403,403
Glencore Funding LLC
1.35%, 04/16/2018 (A) (B)	550,000	549,687
Goldcorp, Inc.
3.63%, 06/09/2021	391,000	378,710
5.45%, 06/09/2044	178,000	160,156
Kinross Gold Corp.
5.13%, 09/01/2021	119,000	113,255
5.95%, 03/15/2024	826,000	743,227

		4,272,500

Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips Co.
0.61%, 05/15/2018 (A)	1,000,000	999,714
Kinder Morgan, Inc.
2.00%, 12/01/2017	224,000	222,864
Marathon Oil Corp.
2.70%, 06/01/2020	264,000	261,769
Occidental Petroleum Corp.
3.50%, 06/15/2025	74,000	74,016
Petrobras Global Finance BV
2.43%, 01/15/2019 (A) (F)	2,000,000	1,815,200
2.64%, 03/17/2017 (A)	750,000	723,000

		4,096,563

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
3.60%, 03/01/2025 (B)	242,000	239,898

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.4%
Actavis Funding SCS
1.16%, 09/01/2016 (A)	$ 515,000	$ 515,168
1.37%, 03/12/2018 (A)	212,000	212,154
Baxalta, Inc.
2.88%, 06/23/2020 (B)	142,000	141,931
3.60%, 06/23/2022 (B) (F)	26,000	26,052
5.25%, 06/23/2045 (B)	37,000	37,443

		932,748

Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc.
4.50%, 04/01/2027 (B)	195,000	187,814

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
2.45%, 07/29/2020	242,000	243,782

Specialty Retail - 0.0% (I)
Home Depot, Inc.
4.25%, 04/01/2046 (F)	60,000	60,291

Total Corporate Debt Securities (Cost $45,049,044)		42,407,105

FOREIGN GOVERNMENT OBLIGATIONS - 22.3%
Australia Government Bond
3.00%, 09/20/2025 (G)	AUD 1,700,000	1,782,021
Brazil Notas do Tesouro Nacional
Series B
6.00%, 05/15/2017	BRL 5,000,000	3,889,329
Canadian Government Bond
1.50%, 12/01/2044	CAD 987,804	970,659
4.25%, 12/01/2021	6,597,590	6,600,163
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/2016 (G)	EUR 2,334,420	2,562,753
France Government Bond OAT
0.10%, 03/01/2025 (G)	2,214,344	2,537,683
2.25%, 07/25/2020 (G)	1,838,235	2,321,362
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2021 (G)	3,275,061	3,962,636
Japanese Government CPI-Linked Bond
0.10%, 03/10/2024	JPY 51,400,000	441,173
Kommunalbanken AS
0.66%, 03/27/2017 (A) (B)	$ 500,000	502,747
Mexican Udibonos
Series S
4.50%, 12/04/2025	MXN 36,993,488	2,606,330
New Zealand Government Bond
2.00%, 09/20/2025 (G)	NZD 2,000,000	1,393,393
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (G)	EUR 2,011,280	2,249,157
1.80%, 11/30/2024 (G)	2,242,577	2,679,402
U.K. Gilt Inflation-Linked
0.13%, 03/22/2029 - 03/22/2044 (G)	GBP 10,746,298	19,473,301

Total Foreign Government Obligations (Cost $57,613,251)		53,972,109

MORTGAGE-BACKED SECURITIES - 1.9%
GS Mortgage Securities Trust
Series 2014-GSFL, Class B
1.94%, 07/15/2031 (A) (B)	$ 3,000,000	2,984,781

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class B
1.68%, 12/15/2028 (A) (B)	$ 1,500,000	$ 1,499,874

Total Mortgage-Backed Securities (Cost $4,501,250)		4,484,655

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1.84%, 04/25/2024	3,000,000	2,969,097
2.39%, 02/25/2024 (A)	1,500,000	1,513,428
Federal National Mortgage Association Connecticut Avenue Securities
2.19%, 10/25/2023 (A)	685,555	693,562

Total U.S. Government Agency Obligations (Cost $5,234,275)		5,176,087

U.S. GOVERNMENT OBLIGATIONS - 52.3%
U.S. Treasury Floating Rate Note
0.12%, 04/30/2017 (A)	2,000,000	1,999,876
0.13%, 01/31/2017 (A)	1,000,000	1,000,421
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2045	5,640,285	5,215,944
1.38%, 02/15/2044	975,311	1,052,117
1.75%, 01/15/2028	817,157	927,856
2.38%, 01/15/2025	6,369,969	7,462,317
3.38%, 04/15/2032	5,425,097	7,668,461
3.88%, 04/15/2029	7,303,916	10,359,005
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2024	67,012,233	66,839,521
0.25%, 01/15/2025	4,015,400	3,923,801
0.63%, 01/15/2024	1,543,800	1,562,857
1.13%, 01/15/2021	12,043,074	12,631,113
1.25%, 07/15/2020	3,919,413	4,149,984
1.38%, 07/15/2018	1,587,758	1,667,394

Total U.S. Government Obligations (Cost $127,555,910)		126,460,667

	Shares	Value
PREFERRED STOCKS - 0.5%
Banks - 0.0% (I)
HSBC USA, Inc.
Series F, 3.50% (A)	5,000	111,700

Capital Markets - 0.1%
UBS Preferred Funding Trust IV
Series D, 0.89% (A)	14,000	267,960

Consumer Finance - 0.3%
Navient Corp.
1.80% (A)	8,200	194,832
1.85% (A)	19,249	449,464

		644,296

Insurance - 0.1%
Prudential Financial, Inc.
2.20% (A)	4,655	119,122

Total Preferred Stocks (Cost $1,179,477)		1,143,078

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
0.01%, 11/27/2015 (J) (K)	$ 138,000	$ 137,998
0.02%, 11/27/2015 (J) (K)	25,000	24,998
0.06%, 10/01/2015 (J) (K)	10,000	9,999

Total Short-Term U.S. Government Obligations (Cost $172,995)		172,995

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (K)	2,784,737	2,784,737

Total Securities Lending Collateral (Cost $2,784,737)		2,784,737

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% (K), dated 07/31/2015, to be repurchased at $6,642,832 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $6,777,717.	$ 6,642,827	6,642,827

Total Repurchase Agreement (Cost $6,642,827)		6,642,827

Total Investments (Cost $251,937,672) (L)		244,435,233
Net Other Assets (Liabilities) - (1.1)%		(2,642,689)

Net Assets - 100.0%		$ 241,792,544

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(130)	09/30/2015	$—	$(78,203)
10-Year U.S. Treasury Note	Short	(40)	09/21/2015	—	(67,500)

Total				$—	$(145,703)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	08/27/2015	USD	653,016	EUR	600,000	$—	$(6,161)
GSC	08/31/2015	USD	923,816	CAD	1,200,000	6,468	—
GSC	08/31/2015	USD	1,104,250	EUR	1,000,000	5,579	—
GSC	09/09/2015	USD	1,188,657	EUR	1,068,623	14,431	—
GSC	09/15/2015	USD	2,253,822	EUR	2,000,000	55,981	—
GSC	09/23/2015	USD	2,431,690	EUR	2,167,386	49,616	—
GSC	10/15/2015	USD	929,354	CAD	1,200,000	12,252	—
GSC	10/15/2015	USD	4,421,188	EUR	4,000,000	23,386	—
GSC	10/30/2015	USD	464,010	CAD	600,000	5,498	—
JPM	08/27/2015	USD	653,938	EUR	600,000	—	(5,238)
JPM	08/31/2015	USD	728,848	AUD	1,000,000	—	(752)
JPM	09/15/2015	USD	2,681,582	EUR	2,378,206	68,123	—
JPM	09/23/2015	USD	1,671,250	EUR	1,497,649	25,254	—

Total						$266,588	$(12,151)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$1,190,973	$—	$1,190,973
Corporate Debt Securities	—	42,407,105	—	42,407,105
Foreign Government Obligations	—	53,972,109	—	53,972,109
Mortgage-Backed Securities	—	4,484,655	—	4,484,655
U.S. Government Agency Obligations	—	5,176,087	—	5,176,087
U.S. Government Obligations	—	126,460,667	—	126,460,667
Preferred Stocks	1,143,078	—	—	1,143,078
Short-Term U.S. Government Obligations	—	172,995	—	172,995
Securities Lending Collateral	2,784,737	—	—	2,784,737
Repurchase Agreement	—	6,642,827	—	6,642,827

Total Investments	$3,927,815	$240,507,418	$—	$244,435,233

Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$266,588	$—	$266,588

Total Other Financial Instruments	$—	$266,588	$—	$266,588

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(145,703)	$—	$—	$(145,703)
Forward Foreign Currency Contracts (N)	—	(12,151)	—	(12,151)

Total Other Financial Instruments	$(145,703)	$(12,151)	$—	$(157,854)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $10,391,486, representing 4.3% of the Fund’s net assets.

(C)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2015; the maturity date disclosed is the ultimate maturity date.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)

All or a portion of the security is on loan. The value of all securities on loan is $2,727,765. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $397,760, representing 0.2% of the Fund’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of  securities segregated as collateral to cover margin requirements for open futures contracts is $172,995.

(K)	Rate disclosed reflects the yield at July 31, 2015.
(L)

Aggregate cost for federal income tax purposes is $251,937,672. Aggregate gross unrealized appreciation and depreciation for all securities is $1,082,400 and $8,584,839, respectively. Net unrealized depreciation for tax purposes is $7,502,439.

(M)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.7%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (A)	$ 1,411,909	$ 1,609,508
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (A)	1,594,000	1,582,923
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
1.71%, 07/18/2027 (A) (B)	1,880,000	1,878,889
Diamond Resorts Owner Trust
Series 2015-1, Class A
2.73%, 07/20/2027 (A)	700,000	699,929
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (A)	1,000,000	999,000
Series 2013-T5, Class AT5
1.98%, 08/15/2046 (A)	3,845,000	3,841,155
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (A)	4,023,000	4,015,557
ICG US CLO, Ltd.
Series 2014-1A, Class A1
1.44%, 04/20/2026 (A) (B)	1,910,000	1,880,550
JG Wentworth XXI LLC
Series 2010-2A, Class A
4.07%, 01/15/2048 (A)	341,983	361,885
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (A) (B)	1,900,000	1,895,769
Orange Lake Timeshare Trust
Series 2014-AA, Class A
2.29%, 07/09/2029 (A)	2,010,032	2,005,843
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A
1.78%, 07/20/2027 (A) (B)	1,870,000	1,866,447
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (A) (B)	2,015,000	2,017,998
Sierra Timeshare Receivables Funding LLC
Series 2013-1A, Class A
1.59%, 11/20/2029 (A)	1,782,443	1,766,796
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	1,738,643	1,746,580
Series 2014-2A, Class A
2.05%, 06/20/2031 (A)	741,879	746,598
Series 2014-3A, Class A
2.30%, 10/20/2031 (A)	668,474	671,358
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (A)	1,076,360	1,075,261
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (A)	797,897	810,569
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (A)	463,525	465,838
SVO VOI Mortgage LLC
Series 2012-AA, Class A
2.00%, 09/20/2029 (A)	437,687	432,814

Total Asset-Backed Securities (Cost $32,413,397)		32,371,267

	Principal	Value
CORPORATE DEBT SECURITIES - 37.7%
Aerospace & Defense - 0.2%
Exelis, Inc.
5.55%, 10/01/2021	$ 768,000	$ 843,895

Airlines - 1.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	1,315,287	1,307,001
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	995,608	1,006,370
9.00%, 01/08/2018	1,024,261	1,088,277
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	2,287,204	2,413,000
7.75%, 06/17/2021	207,045	236,548
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	397,614	448,310
UAL Pass-Through Trust
10.40%, 05/01/2018	942,518	1,019,616

		7,519,122

Auto Components - 0.2%
BorgWarner, Inc.
3.38%, 03/15/2025	915,000	898,130

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	530,000	543,361

Banks - 3.7%
Barclays Bank PLC
10.18%, 06/12/2021 (A)	4,230,000	5,587,610
Branch Banking & Trust Co.
3.80%, 10/30/2026	1,075,000	1,094,876
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.00%, 06/30/2019 (A) (B) (C)	3,715,000	4,663,439
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	1,700,000	1,675,296
Korea Development Bank
3.50%, 08/22/2017	900,000	934,490
Nordea Bank AB
4.25%, 09/21/2022 (A)	4,295,000	4,424,507
Oversea-Chinese Banking Corp., Ltd.
3.15%, 03/11/2023 (A) (B)	1,480,000	1,499,324
Wells Fargo & Co.
5.38%, 11/02/2043	743,000	803,355

		20,682,897

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	1,315,000	1,323,388

Building Products - 0.2%
Owens Corning
4.20%, 12/15/2022	1,364,000	1,385,563

Capital Markets - 2.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,875,000	1,921,982
Bank of New York Mellon Corp. Series MTN
2.10%, 01/15/2019	800,000	801,240
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	1,380,000	1,416,772
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A) (D)	2,620,000	2,986,121

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley Series MTN
7.30%, 05/13/2019	$ 3,580,000	$ 4,211,218
UBS AG
7.63%, 08/17/2022	2,330,000	2,736,832

		14,074,165

Chemicals - 0.2%
Monsanto Co.
4.40%, 07/15/2044	1,090,000	970,234

Commercial Services & Supplies - 0.6%
Hertz Corp.
6.75%, 04/15/2019	2,023,000	2,088,120
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 (A)	235,000	241,733
Hutchison Whampoa International 12 II, Ltd.
2.00%, 11/08/2017 (A)	1,250,000	1,254,331

		3,584,184

Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,990,000	2,010,903

Consumer Finance - 0.5%
Discover Financial Services
3.85%, 11/21/2022	2,740,000	2,687,663

Diversified Financial Services - 4.7%
Associates Corp. of North America
6.95%, 11/01/2018	2,382,000	2,731,094
Bank of America Corp.
5.42%, 03/15/2017	4,070,000	4,298,767
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020 (A)	3,875,000	3,853,664
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (C)	3,740,000	4,324,375
JPMorgan Chase & Co.
3.25%, 09/23/2022	1,380,000	1,380,515
6.40%, 05/15/2038	2,245,000	2,831,643
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,040,000	1,131,109
Murray Street Investment Trust I
4.65%, 03/09/2017 (E)	3,615,000	3,785,563
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	1,700,000	1,980,721

		26,317,451

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
2.45%, 06/30/2020	2,250,000	2,213,179
3.40%, 05/15/2025	1,115,000	1,065,115
4.35%, 06/15/2045	595,000	512,226
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	1,472,000	1,459,120
Verizon Communications, Inc.
3.85%, 11/01/2042	1,250,000	1,052,289
5.15%, 09/15/2023	2,580,000	2,839,597
6.55%, 09/15/2043	1,155,000	1,364,550

		10,506,076

Electric Utilities - 1.4%
Appalachian Power Co.
3.40%, 06/01/2025	1,130,000	1,121,240

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
DTE Electric Co.
4.30%, 07/01/2044	$ 2,477,000	$ 2,514,487
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (A)	1,540,000	1,681,078
PacifiCorp
3.60%, 04/01/2024	1,520,000	1,568,648
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,150,000	1,135,703

		8,021,156

Energy Equipment & Services - 0.2%
Energy Transfer Partners, LP
5.15%, 03/15/2045	520,000	455,795
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	760,000	819,850

		1,275,645

Food & Staples Retailing - 1.0%
CVS Health Corp.
2.80%, 07/20/2020	1,595,000	1,609,117
Wal-Mart Stores, Inc.
4.30%, 04/22/2044	2,695,000	2,784,124
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,360,000	1,352,889

		5,746,130

Food Products - 0.2%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	940,000	943,927

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
2.68%, 12/15/2019	430,000	433,097
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	2,290,000	2,211,685

		2,644,782

Health Care Providers & Services - 0.5%
Anthem, Inc.
2.30%, 07/15/2018	1,400,000	1,402,338
UnitedHealth Group, Inc.
3.38%, 11/15/2021	1,335,000	1,371,045

		2,773,383

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	1,235,000	1,290,837

Insurance - 3.2%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	370,000	396,738
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,445,000	1,660,292
Nippon Life Insurance Co.
5.00%, 10/18/2042 (A) (B)	3,280,000	3,389,880
Pacific Life Insurance Co.
9.25%, 06/15/2039 (A)	2,330,000	3,550,680
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B) (D)	2,791,000	2,581,675

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Swiss Re Solutions Holding Corp.
7.75%, 06/15/2030	$ 1,755,000	$ 2,401,375
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	3,920,000	4,008,396

		17,989,036

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	2,070,000	2,065,463
2.40%, 02/01/2019	790,000	791,470
5.30%, 02/01/2044	665,000	712,174

		3,569,107

Machinery - 0.2%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	1,185,000	1,169,088

Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	538,000	562,546
NBCUniversal Media LLC
5.15%, 04/30/2020	1,750,000	1,966,393

		2,528,939

Metals & Mining - 0.3%
Novelis, Inc.
8.75%, 12/15/2020	1,350,000	1,424,250

Oil, Gas & Consumable Fuels - 2.6%
CNOOC Nexen Finance ULC
1.63%, 04/30/2017	850,000	849,884
Continental Resources, Inc.
3.80%, 06/01/2024 (D)	1,055,000	928,769
Energy Transfer Partners, LP
4.90%, 02/01/2024	1,070,000	1,069,011
7.60%, 02/01/2024	1,275,000	1,481,442
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	3,581,059
Kinder Morgan, Inc.
3.05%, 12/01/2019	830,000	823,114
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	1,404,000	850,290
Petrobras Global Finance BV
5.38%, 01/27/2021	1,140,000	1,061,294
Petroleos Mexicanos
3.50%, 07/18/2018	2,760,000	2,832,450
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 (A)	934,340	965,325

		14,442,638

Pharmaceuticals - 0.8%
AbbVie, Inc.
4.40%, 11/06/2042	3,000,000	2,820,480
Actavis Funding SCS
3.80%, 03/15/2025	1,170,000	1,140,592
Perrigo Co. PLC
2.30%, 11/08/2018	710,000	709,207

		4,670,279

Real Estate Investment Trusts - 3.6%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	2,620,000	2,564,325

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
CBL & Associates, LP
5.25%, 12/01/2023	$ 1,840,000	$ 1,906,882
EPR Properties
5.75%, 08/15/2022	2,308,000	2,488,529
Highwoods Realty, LP
5.85%, 03/15/2017	1,555,000	1,655,050
Hospitality Properties Trust
5.00%, 08/15/2022	4,800,000	5,002,354
Host Hotels & Resorts, LP
4.00%, 06/15/2025	680,000	674,424
Kilroy Realty, LP
4.25%, 08/15/2029	2,565,000	2,532,058
National Retail Properties, Inc.
3.90%, 06/15/2024	3,565,000	3,561,389

		20,385,011

Road & Rail - 0.9%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (A)	4,495,000	5,247,553

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.
2.45%, 07/29/2020	1,950,000	1,964,360
KLA-Tencor Corp.
4.13%, 11/01/2021	1,530,000	1,557,541

		3,521,901

Software - 0.2%
Microsoft Corp.
2.70%, 02/12/2025	1,255,000	1,210,626

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.40%, 05/03/2023	3,130,000	2,989,688

Tobacco - 0.7%
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	3,455,000	4,114,211

Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	3,335,000	3,485,075

Wireless Telecommunication Services - 1.8%
America Movil SAB de CV
4.38%, 07/16/2042	2,600,000	2,406,586
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	1,900,000	1,881,000
4.88%, 08/15/2040 (A)	3,200,000	3,437,818
SBA Tower Trust
2.24%, 04/15/2043 (A)	520,000	516,137
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	1,844,000	2,065,280

		10,306,821

Total Corporate Debt Securities (Cost $216,935,981)		213,097,115

FOREIGN GOVERNMENT OBLIGATION - 0.3%
Export-Import Bank of Korea
4.00%, 01/11/2017	1,700,000	1,764,226

Total Foreign Government Obligation (Cost $1,766,994)		1,764,226

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 14.0%
Aventura Mall Trust
Series 2013-AVM, Class A
3.74%, 12/05/2032 (A) (B)	$ 1,500,000	$ 1,590,495
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.57%, 06/15/2049 (A) (B)	2,295,000	2,428,725
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (A)	1,234,000	1,223,476
Series 2012-TFT, Class C
3.47%, 06/05/2030 (A) (B)	2,980,000	2,875,912
BBCMS Trust
Series 2013-TYSN, Class B
4.04%, 09/05/2032 (A)	2,530,000	2,686,050
BCAP LLC Trust
Series 2009-RR15, Class 1A1
2.75%, 10/26/2035 (A) (B)	354,448	354,861
Series 2009-RR4, Class 9A1
2.45%, 10/26/2035 (A) (B)	334,759	331,724
Series 2009-RR6, Class 2A1
2.57%, 08/26/2035 (A) (B)	1,519,317	1,507,267
Series 2011-R11, Class 16A5
2.16%, 08/26/2035 (A) (B)	2,419,354	2,450,888
Series 2011-R11, Class 23A1
2.64%, 06/26/2035 (A) (B)	947,124	959,045
Series 2012-RR12, Class 4A1
2.81%, 04/26/2036 (A) (B)	2,376,593	2,408,515
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	1,150,536	1,198,488
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	1,123,541	1,201,778
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 (A) (B)	872,175	902,020
COMM Mortgage Trust
Series 2013-FL3, Class C
2.92%, 10/13/2028 (A) (B)	1,250,000	1,255,325
Series 2013-GAM, Class A1
1.71%, 02/10/2028 (A)	322,451	318,487
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (A)	900,000	917,497
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (A)	250,000	250,304
Core Industrial Trust
Series 2015-CALW, Class B
3.25%, 02/10/2034 (A)	1,895,000	1,900,435
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 1A1
2.67%, 09/27/2036 (A) (B)	1,219,183	1,220,256
CSMC Trust
Series 2009-14R, Class 2A1
5.00%, 06/26/2037 (A)	581,047	596,454
Series 2014-11R, Class 17A1
Zero Coupon, 12/27/2036 (A) (B)	2,618,595	2,479,304
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (A) (B)	2,248,000	2,255,920
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A
0.75%, 06/19/2034 (B)	618,954	574,488
Hilton USA Trust
Series 2013-HLT, Class AFX
2.66%, 11/05/2030 (A)	2,885,000	2,891,428

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2003-8, Class 1A1
0.87%, 10/25/2033 (B)	$ 502,465	$ 492,097
Jefferies Re-REMIC Trust
Series 2009-R2, Class 4A
2.60%, 05/26/2037 (A) (B)	1,555,189	1,564,075
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	290,811	311,730
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	1,318,713	1,388,887
Series 2012-WLDN, Class A
3.91%, 05/05/2030 (A)	2,287,808	2,389,267
Series 2014-DSTY, Class B
3.77%, 06/10/2027 (A)	2,800,000	2,893,769
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.85%, 07/15/2044 (B)	840,723	903,716
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B
4.42%, 08/15/2046 (B)	1,035,000	1,096,523
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	1,558,103	1,651,728
Series 2007-T27, Class A1A
5.65%, 06/11/2042 (B)	1,766,205	1,872,036
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A
5.50%, 10/26/2035 (A)	330,763	352,982
Series 2010-GG10, Class A4A
5.79%, 08/15/2045 (A) (B)	1,627,443	1,721,693
Series 2012-R3, Class 1A
1.97%, 11/26/2036 (A) (B)	598,561	594,131
Series 2013-R8, Class 9A
0.91%, 09/26/2036 (A) (B)	691,413	674,833
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (A) (B)	1,792,664	1,768,852
Series 2014-R4, Class 4A
2.66%, 11/21/2035 (A) (B)	2,260,962	2,298,384
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (A)	4,780,000	4,790,210
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (A) (B)	1,146,317	1,170,403
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3
3.75%, 05/25/2054 (A) (B)	1,885,182	1,950,583
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (A) (B)	1,568,923	1,611,124
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1
0.48%, 05/25/2035 (B)	1,114,006	1,071,685
RBSCF Trust
Series 2009-RR2, Class WBB
5.95%, 02/16/2051 (A) (B)	1,215,000	1,282,441
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1
2.31%, 01/26/2036 (A) (B)	1,622,676	1,635,564
Series 2009-7, Class 5A4
0.58%, 06/26/2037 (A) (B)	1,059,441	1,015,501

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
SCG Trust
Series 2013-SRP1, Class AJ
2.14%, 11/15/2026 (A) (B)	$ 720,000	$ 722,088
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.00%, 03/25/2054 (A) (B) (F)	1,700,000	1,700,560
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (A)	1,239,000	1,281,879
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B
3.78%, 02/15/2048	1,000,000	986,062
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2
2.48%, 12/25/2033 (B)	1,218,631	1,218,461

Total Mortgage-Backed Securities (Cost $79,652,057)		79,190,406

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.0%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	856,358	952,459
5.50%, 11/01/2038	429,841	488,095
Federal National Mortgage Association
Zero Coupon, 10/09/2019	6,045,000	5,554,811
3.00%, TBA (G)	21,336,000	21,467,332
3.50%, TBA (G)	36,639,000	38,194,742
4.00%, TBA (G)	16,234,000	17,270,185
5.00%, 04/01/2039	1,015,875	1,143,702
5.00%, TBA (G)	1,511,000	1,671,072
5.50%, 10/01/2036 - 06/01/2038	1,217,021	1,382,942
6.00%, 11/01/2034 - 01/01/2040	5,371,224	6,155,754
6.50%, 06/01/2038	1,304,973	1,530,412

Total U.S. Government Agency Obligations (Cost $95,406,212)		95,811,506

U.S. GOVERNMENT OBLIGATIONS - 23.2%
U.S. Treasury Bond
2.75%, 08/15/2042	5,994,800	5,787,794
3.13%, 02/15/2042	15,079,400	15,709,674
3.50%, 02/15/2039	2,936,300	3,274,204
3.63%, 02/15/2044	755,000	859,048
4.50%, 02/15/2036	3,501,100	4,532,556
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	5,912,016	6,712,911
2.50%, 01/15/2029	7,281,418	8,993,687
U.S. Treasury Note
0.25%, 08/15/2015	10,769,300	10,769,300
0.38%, 05/31/2016	11,463,800	11,472,753
0.50%, 09/30/2016 - 07/31/2017	18,029,900	18,022,350
0.63%, 09/30/2017	500,000	498,789
0.88%, 04/15/2017	2,813,000	2,826,187
1.63%, 03/31/2019 - 11/15/2022	19,933,600	19,766,597
1.75%, 05/15/2023	3,175,400	3,104,944
1.88%, 11/30/2021	283,000	283,398
2.00%, 02/15/2025 (D)	2,003,000	1,968,416
2.25%, 11/15/2024	6,536,800	6,568,974
2.50%, 08/15/2023 - 05/15/2024	9,571,600	9,873,091

Total U.S. Government Obligations (Cost $130,103,817)		131,024,673

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
CoBank ACB
Series F, 6.25% (B)	6,000	$ 627,000

Total Preferred Stock (Cost $612,000)		627,000

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 14.0%
U.S. Treasury Bill
0.01%, 08/06/2015 - 09/24/2015 (H)	$ 22,588,100	22,588,063
0.02%, 08/20/2015 - 09/10/2015 (H)	53,594,000	53,593,110
0.03%, 10/22/2015 (H)	2,582,000	2,581,818

Total Short-Term U.S. Government Obligations (Cost $78,762,991)		78,762,991

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (H)	2,123,665	2,123,665

Total Securities Lending Collateral (Cost $2,123,665)		2,123,665

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (H), dated 07/31/2015, to be repurchased at $6,601,253 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $6,737,204.	$ 6,601,247	6,601,247

Total Repurchase Agreement (Cost $6,601,247)		6,601,247

Total Investments (Cost $644,378,361) (I)		641,374,096
Net Other Assets (Liabilities) - (13.6)%		(76,879,425)

Net Assets - 100.0%		$ 564,494,671

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$32,371,267	$—	$32,371,267
Corporate Debt Securities	—	213,097,115	—	213,097,115
Foreign Government Obligation	—	1,764,226	—	1,764,226
Mortgage-Backed Securities	—	79,190,406	—	79,190,406
U.S. Government Agency Obligations	—	95,811,506	—	95,811,506
U.S. Government Obligations	—	131,024,673	—	131,024,673
Preferred Stock	627,000	—	—	627,000
Short-Term U.S. Government Obligations	—	78,762,991	—	78,762,991
Securities Lending Collateral	2,123,665	—	—	2,123,665
Repurchase Agreement	—	6,601,247	—	6,601,247

Total Investments	$2,750,665	$638,623,431	$—	$641,374,096

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $158,921,827, representing 28.2% of the Fund’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)

All or a portion of the security is on loan. The value of all securities on loan is $2,080,078. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2015; the maturity date disclosed is the ultimate maturity date.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,700,560, representing 0.3% of the Fund’s net assets.
(G)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(H)	Rate disclosed reflects the yield at July 31, 2015.
(I)

Aggregate cost for federal income tax purposes is $644,378,361. Aggregate gross unrealized appreciation and depreciation for all securities is $2,356,550 and $5,360,815, respectively. Net unrealized depreciation for tax purposes is $3,004,265.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Australia - 4.1%
APA Group	969,866	$ 6,429,935
Asciano, Ltd.	4,186,900	24,881,164
BHP Billiton PLC, ADR (A)	333,969	12,273,361
Challenger, Ltd.	3,957,384	20,740,294
South32, Ltd. (A) (B)	8,450,600	11,025,881

		75,350,635

Belgium - 1.1%
Groupe Bruxelles Lambert SA	236,820	19,550,793

Canada - 0.7%
Fairfax Financial Holdings, Ltd.	25,531	12,312,897

Denmark - 1.2%
Carlsberg A/S, Class B	256,876	22,380,272

France - 9.1%
Arkema SA	216,594	16,884,331
Bollore SA	2,606,600	14,428,008
Cie Generale des Etablissements Michelin, Class B	129,791	12,714,839
Engie	1,272,700	24,439,546
Rexel SA	1,336,800	21,075,170
Sanofi	319,600	34,387,557
Total SA	323,000	15,989,678
Veolia Environnement SA	1,194,886	26,672,178

		166,591,307

Germany - 6.6%
Allianz SE, Class A	101,600	16,636,915
Bayer AG	145,965	21,529,116
Merck KGaA	125,200	12,735,340
Metro AG	616,300	19,459,491
Siemens AG, Class A	177,300	18,973,500
Talanx AG	426,951	13,647,311
TUI AG	1,037,700	17,750,121

		120,731,794

Hong Kong - 3.9%
Cheung Kong Property Holdings, Ltd. (B)	1,318,000	10,982,909
CK Hutchison Holdings, Ltd.	1,343,800	19,951,676
First Pacific Co., Ltd.	9,167,012	7,331,434
Guangdong Investment, Ltd.	13,526,100	18,285,351
Noble Group, Ltd. (A)	29,444,400	9,765,792
SJM Holdings, Ltd. (A)	5,383,100	6,277,263

		72,594,425

Ireland - 3.1%
DCC PLC	215,500	17,028,709
Ryanair Holdings PLC, ADR	238,300	17,660,413
Smurfit Kappa Group PLC, Class B	751,500	22,614,188

		57,303,310

Israel - 1.9%
Israel Corp., Ltd.	22,472	7,921,379
Teva Pharmaceutical Industries, Ltd., ADR	385,300	26,593,406

		34,514,785

Italy - 4.3%
Azimut Holding SpA	682,486	17,059,545
Davide Campari (C)	981,841	7,855,470
Davide Campari-Milano SpA	111,000	888,084
Eni SpA, Class B	1,114,500	19,535,044

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca SpA	1,695,789	$ 18,465,709
Prysmian SpA	697,349	15,998,898

		79,802,750

Japan - 24.3%
Aisin Seiki Co., Ltd.	428,200	17,378,836
Coca-Cola East Japan Co., Ltd. (A)	703,300	12,955,452
Daiichi Sankyo Co., Ltd.	1,089,900	22,328,286
Daiwa Securities Group, Inc.	3,687,500	28,673,448
Denki Kagaku Kogyo KK	3,197,300	13,311,872
Electric Power Development Co., Ltd.	277,600	9,597,902
FANUC Corp.	53,100	8,860,354
FUJIFILM Holdings Corp.	518,100	20,565,562
Hitachi, Ltd.	3,336,200	21,653,603
Japan Airlines Co., Ltd.	673,900	25,447,630
Komatsu, Ltd.	633,600	11,732,860
Kuraray Co., Ltd.	1,397,700	16,487,977
Mitsubishi Corp.	681,300	14,729,845
Mitsubishi Heavy Industries, Ltd.	2,785,800	14,750,006
MS&AD Insurance Group Holdings, Inc.	942,600	29,715,078
NEC Corp.	7,014,800	22,413,852
Nippon Telegraph & Telephone Corp.	463,000	17,795,623
Nitori Holdings Co., Ltd.	192,500	17,287,489
ORIX Corp.	1,738,000	25,985,508
Resona Holdings, Inc.	3,858,800	21,240,758
SoftBank Group Corp.	433,200	24,051,714
Sony Corp. (B)	699,700	19,946,263
Sumitomo Mitsui Financial Group, Inc. (A)	670,800	30,006,981

		446,916,899

Korea, Republic of - 1.8%
Samsung Electronics Co., Ltd.	15,100	15,291,629
SK Telecom Co., Ltd.	83,350	17,771,931

		33,063,560

Macau - 0.7%
MGM China Holdings, Ltd.	5,806,200	12,327,961

Mexico - 0.2%
Grupo Televisa SAB, ADR	129,071	4,499,415

Netherlands - 4.9%
Akzo Nobel NV	242,900	17,395,750
Boskalis Westminster NV	317,400	15,513,764
Delta Lloyd NV	528,179	9,376,879
Heineken Holding NV, Class A	262,000	18,196,782
Koninklijke Philips NV	1,043,256	29,004,826

		89,488,001

Singapore - 0.2%
SIA Engineering Co., Ltd. (A)	1,215,500	3,198,568

Spain - 0.8%
Amadeus IT Holding SA, Class A (A)	337,590	14,722,817

Sweden - 3.3%
Investor AB, Class B	666,700	25,727,467
Svenska Cellulosa AB SCA, Class B	329,280	9,374,465
Telefonaktiebolaget LM Ericsson, Class B	2,309,400	24,708,914

		59,810,846

Switzerland - 5.4%
GAM Holding AG (B)	849,800	17,808,600
Nestle SA	299,762	22,707,832

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	270,800	$ 28,136,521
UBS Group AG (B)	1,346,500	31,004,476

		99,657,429

United Kingdom - 16.3%
Admiral Group PLC	506,300	11,709,731
Aviva PLC	2,587,526	21,012,223
Barclays PLC	6,021,000	27,169,101
HSBC Holdings PLC	2,357,000	21,191,505
IG Group Holdings PLC	1,246,722	14,572,879
Imperial Tobacco Group PLC	441,300	23,190,117
Inchcape PLC	1,406,600	17,638,843
Johnson Matthey PLC	314,091	14,298,089
Kingfisher PLC	4,062,300	22,882,427
National Grid PLC, Class B	1,874,200	24,968,924
Rexam PLC	1,705,419	14,821,092
Sky PLC	1,273,000	22,662,990
UBM PLC	1,840,080	15,272,985
Unilever PLC	584,600	26,539,197
Vodafone Group PLC	5,665,120	21,396,323

		299,326,426

United States - 1.0%
Flextronics International, Ltd. (B)	1,652,497	18,193,992

Total Common Stocks (Cost $1,673,103,347)		1,742,338,882

PREFERRED STOCKS - 2.4%
Brazil - 0.4%
Itau Unibanco Holding SA
4.30% (D)	900,366	7,909,873

Germany - 1.2%
Porsche Automobil Holding SE
2.84% (D)	283,940	21,357,735

Korea, Republic of - 0.8%
Hyundai Motor Co.
4.18% (D)	165,830	14,809,413

Total Preferred Stocks (Cost $53,165,608)		44,077,021

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (D)	37,441,819	37,441,819

Total Securities Lending Collateral (Cost $37,441,819)		37,441,819

Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co. 0.01% (D), dated 07/31/2015, to be repurchased at $54,024,676 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 12/01/2027 - 12/15/2027, and with a total value of $55,108,286.

$ 54,024,631	$ 54,024,631

Total Repurchase Agreement (Cost $54,024,631)	54,024,631

Total Investments (Cost $1,817,735,405) (E)	1,877,882,353
Net Other Assets (Liabilities) - (2.3)%	(41,342,004)

Net Assets - 100.0%	$ 1,836,540,349

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.8%	$ 145,710,226
Insurance	6.1	114,411,034
Diversified Financial Services	6.1	113,908,375
Capital Markets	6.0	113,011,778
Banks	5.7	107,518,218
Chemicals	4.6	86,299,398
Industrial Conglomerates	4.5	84,958,711
Multi-Utilities	4.1	76,080,648
Wireless Telecommunication Services	3.4	63,219,968
Beverages	3.3	62,276,060
Technology Hardware, Storage & Peripherals	3.1	58,271,043
Trading Companies & Distributors	2.4	45,570,807
Airlines	2.3	43,108,043
Media	2.3	42,435,390
Specialty Retail	2.1	40,169,916
Electronic Equipment, Instruments & Components	2.1	39,847,595
Containers & Packaging	2.0	37,435,280
Hotels, Restaurants & Leisure	1.9	36,355,345
Automobiles	1.9	36,167,148
Oil, Gas & Consumable Fuels	1.9	35,524,722
Machinery	1.9	35,343,220
Auto Components	1.6	30,093,675
Personal Products	1.4	26,539,197
Road & Rail	1.3	24,881,164
Communications Equipment	1.3	24,708,914
Metals & Mining	1.2	23,299,242
Tobacco	1.2	23,190,117
Food Products	1.2	22,707,832
Household Durables	1.1	19,946,263
Food & Staples Retailing	1.0	19,459,491
Water Utilities	1.0	18,285,351
Diversified Telecommunication Services	1.0	17,795,623
Distributors	0.9	17,638,843
Electrical Equipment	0.9	15,998,898
Construction & Engineering	0.8	15,513,764
IT Services	0.8	14,722,817
Air Freight & Logistics	0.8	14,428,008
Real Estate Management & Development	0.6	10,982,909
Independent Power and Renewable Electricity Producers	0.5	9,597,902
Household Products	0.5	9,374,465
Gas Utilities	0.3	6,429,935
Transportation Infrastructure	0.2	3,198,568

Investments, at Value	95.1	1,786,415,903
Short-Term Investments	4.9	91,466,450

Total Investments	100.0%	$ 1,877,882,353

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$91,533,484	$1,650,805,398	$—	$1,742,338,882
Preferred Stocks	7,909,873	36,167,148	—	44,077,021
Securities Lending Collateral	37,441,819	—	—	37,441,819
Repurchase Agreement	—	54,024,631	—	54,024,631

Total Investments	$136,885,176	$1,740,997,177	$—	$1,877,882,353

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $35,739,263. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $7,855,470, representing 0.4% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at July 31, 2015.
(E)

Aggregate cost for federal income tax purposes is $1,817,735,405. Aggregate gross unrealized appreciation and depreciation for all securities is $167,899,866 and $107,752,918, respectively. Net unrealized appreciation for tax purposes is $60,146,948.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 0.5%
Orica, Ltd. (A)	243,862	$ 3,424,199

Belgium - 0.7%
KBC Groep NV	71,213	4,963,189

Brazil - 0.5%
Itau Unibanco Holding SA, ADR	390,509	3,389,618

Canada - 3.5%
Canadian National Railway Co.	197,573	12,334,483
Element Financial Corp. (B)	35,842	543,173
Loblaw Cos., Ltd.	91,817	5,006,987
Valeant Pharmaceuticals International, Inc. (B)	25,021	6,443,658

		24,328,301

China - 0.4%
Alibaba Group Holding, Ltd., ADR (B)	33,281	2,607,234

Denmark - 0.5%
Carlsberg A/S, Class B	42,420	3,695,834

France - 13.1%
Air Liquide SA, Class A	113,802	14,816,748
Bureau Veritas SA	160,697	3,754,731
Danone SA	213,785	14,484,165
Dassault Systemes	55,270	4,174,360
Engie (A)	434,734	8,348,159
Hermes International	3,446	1,341,441
Legrand SA	38,223	2,352,891
LVMH Moet Hennessy Louis Vuitton SE	63,450	11,895,059
Pernod Ricard SA	123,866	14,834,716
Schneider Electric SE	194,225	13,564,238

		89,566,508

Germany - 11.3%
Bayer AG	185,050	27,293,960
Beiersdorf AG	125,653	10,739,042
Linde AG	56,564	10,691,101
Merck KGaA	66,607	6,775,262
MTU Aero Engines AG	29,063	2,670,936
ProSiebenSat.1 Media SE	154,595	7,903,448
SAP SE	162,661	11,658,212

		77,731,961

Hong Kong - 3.7%
AIA Group, Ltd.	2,248,600	14,676,826
Global Brands Group Holding, Ltd. (B)	16,504,000	3,661,737
Li & Fung, Ltd. (A)	9,373,000	7,266,454

		25,605,017

Israel - 0.4%
Check Point Software Technologies, Ltd., Class A (A) (B)	33,410	2,698,526

Japan - 13.3%
Denso Corp.	289,200	14,350,910
FANUC Corp.	39,500	6,591,036
Honda Motor Co., Ltd.	441,200	14,166,744
Hoya Corp.	407,400	17,251,262
INPEX Corp.	599,000	6,527,208
Japan Tobacco, Inc.	251,700	9,775,753

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kyocera Corp.	199,300	$ 10,283,806
Shin-Etsu Chemical Co., Ltd.	62,900	3,764,306
Terumo Corp.	338,100	8,729,737

		91,440,762

Korea, Republic of - 0.6%
Samsung Electronics Co., Ltd., GDR	7,498	3,801,486

Netherlands - 6.1%
Akzo Nobel NV	161,342	11,554,817
Heineken NV	46,021	3,625,926
ING Groep NV, CVA (A)	885,559	15,065,043
Randstad Holding NV (A)	172,788	11,829,920

		42,075,706

Singapore - 2.2%
DBS Group Holdings, Ltd. (A)	824,600	12,129,918
Singapore Telecommunications, Ltd. (A)	1,054,650	3,144,308

		15,274,226

Spain - 1.1%
Amadeus IT Holding SA, Class A (A)	178,320	7,776,808

Sweden - 1.3%
Hennes & Mauritz AB, Class B	225,315	8,963,759

Switzerland - 12.8%
Julius Baer Group, Ltd. (B)	50,344	2,784,732
Keuhne & Nagel International AG (A)	19,949	2,754,007
Nestle SA	303,961	23,025,919
Novartis AG	143,042	14,862,275
Roche Holding AG	73,425	21,207,614
Sonova Holding AG	26,872	3,826,542
UBS Group AG (B)	833,992	19,203,479

		87,664,568

Taiwan - 2.6%
Hon Hai Precision Industry Co., Ltd.	1,107,044	3,180,365
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	647,786	14,322,548

		17,502,913

United Kingdom - 21.3%
Barclays PLC	1,902,635	8,585,431
BG Group PLC	308,736	5,267,356
Compass Group PLC	1,213,868	19,430,290
Delphi Automotive PLC, Class A	72,077	5,627,772
Diageo PLC	379,090	10,593,951
Hays PLC	253,097	658,880
HSBC Holdings PLC (A)	1,448,432	13,112,496
Prudential PLC	383,734	9,033,822
Reckitt Benckiser Group PLC, Class A	158,380	15,208,584
Rio Tinto PLC	156,016	6,058,171
Rolls-Royce Holdings PLC (B)	570,337	7,071,898
Sky PLC	702,249	12,502,012
Smiths Group PLC	392,136	6,913,765
Standard Chartered PLC	391,796	5,997,340
WPP PLC, Class A	870,722	19,988,527

		146,050,295

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 2.4%
NCR Corp. (B)	16,287	$ 448,544
Yum! Brands, Inc.	182,721	16,035,595

		16,484,139

Total Common Stocks (Cost $682,930,774)		675,045,049

CONVERTIBLE PREFERRED STOCK - 0.8%
Canada - 0.8%
Suncor Energy, Inc.
3.04% (C)	203,074	5,720,263

Total Convertible Preferred Stock (Cost $6,060,995)		5,720,263

SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	37,497,868	37,497,868

Total Securities Lending Collateral (Cost $37,497,868)		37,497,868

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $5,378,781 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $5,488,588.	$ 5,378,776	5,378,776

Total Repurchase Agreement (Cost $5,378,776)		5,378,776

Total Investments (Cost $731,868,413) (D)		723,641,956
Net Other Assets (Liabilities) - (5.4)%		(36,959,693)

Net Assets - 100.0%		$ 686,682,263

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.6%	$ 76,582,769
Banks	8.7	63,243,035
Chemicals	6.1	44,251,171
Media	5.6	40,393,987
Food Products	5.2	37,510,084
Hotels, Restaurants & Leisure	4.9	35,465,885
Beverages	4.5	32,750,427
Health Care Equipment & Supplies	4.1	29,807,541
Textiles, Apparel & Luxury Goods	3.3	24,164,691
Insurance	3.3	23,710,648
Capital Markets	3.0	21,988,211
Auto Components	2.8	19,978,682
Software	2.6	18,531,098
Oil, Gas & Consumable Fuels	2.4	17,514,827
Professional Services	2.2	16,243,531
Electrical Equipment	2.2	15,917,129
Household Products	2.1	15,208,584
Semiconductors & Semiconductor Equipment	2.0	14,322,548
Automobiles	2.0	14,166,744
Electronic Equipment, Instruments & Components	1.9	13,464,171
Road & Rail	1.7	12,334,483
Personal Products	1.5	10,739,042
Tobacco	1.3	9,775,753
Aerospace & Defense	1.3	9,742,834
Specialty Retail	1.2	8,963,759
Multi-Utilities	1.2	8,348,159
IT Services	1.1	7,776,808
Industrial Conglomerates	1.0	6,913,765
Machinery	0.9	6,591,036
Metals & Mining	0.8	6,058,171
Food & Staples Retailing	0.7	5,006,987
Technology Hardware, Storage & Peripherals	0.6	4,250,030
Diversified Telecommunication Services	0.4	3,144,308
Marine	0.4	2,754,007
Internet Software & Services	0.4	2,607,234
Diversified Financial Services	0.1	543,173

Investments, at Value	94.1	680,765,312
Short-Term Investments	5.9	42,876,644

Total Investments	100.0%	$ 723,641,956

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$69,458,138	$605,586,911	$—	$675,045,049
Convertible Preferred Stock	5,720,263	—	—	5,720,263
Securities Lending Collateral	37,497,868	—	—	37,497,868
Repurchase Agreement	—	5,378,776	—	5,378,776

Total Investments	$112,676,269	$610,965,687	$—	$723,641,956

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $35,462,023. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $731,868,413. Aggregate gross unrealized appreciation and depreciation for all securities is $33,680,986 and $41,907,443, respectively. Net unrealized depreciation for tax purposes is $8,226,457.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Australia - 2.5%
Amcor, Ltd.	228,211	$ 2,403,743
Ansell, Ltd.	139,111	2,548,180
Asaleo Care, Ltd.	2,969,910	3,712,162
Computershare, Ltd.	447,780	4,045,486
Iluka Resources, Ltd. (A)	838,494	4,829,629
Mirvac Group, REIT	2,706,419	3,738,905

		21,278,105

Austria - 0.5%
Andritz AG	50,000	2,793,950
Kapsch TrafficCom AG (A) (B)	66,000	1,732,018

		4,525,968

Brazil - 0.3%
BR Properties SA	631,686	2,093,966

China - 2.1%
ANTA Sports Products, Ltd.	1,133,000	2,914,235
Baoxin Auto Group, Ltd. (A)	3,451,500	1,714,107
Best Pacific International Holdings, Ltd.	1,778,000	869,241
China Medical System Holdings, Ltd.	2,185,000	2,903,074
CSPC Pharmaceutical Group, Ltd.	792,000	727,402
Haitian International Holdings, Ltd., Series B	1,107,000	2,299,021
Leju Holdings, Ltd., ADR (A)	42,529	290,048
New Oriental Education & Technology Group, Inc., ADR (A) (B)	170,076	3,809,702
Shenzhou International Group Holdings, Ltd.	441,000	2,309,586

		17,836,416

Denmark - 1.8%
Ambu A/S, B Shares	40,000	1,092,003
FLSmidth & Co. A/S (A)	125,000	5,592,471
Matas A/S (A)	420,000	8,653,613
OW Bunker A/S (A) (B) (C) (D) (E)	450,000	0

		15,338,087

Finland - 0.2%
Vaisala OYJ, Class A	48,038	1,265,659

France - 6.9%
Albioma SA	140,000	2,321,702
Belvedere SA (B)	150,000	3,457,842
Elis SA	317,817	5,256,583
Euler Hermes Group	53,810	5,614,202
Lectra (E)	620,000	8,981,274
Montupet (A)	110,000	8,492,772
Naturex (A) (E)	89,000	7,037,590
Rubis SCA (A)	145,339	10,451,829
SPIE SA (B)	162,932	3,228,080
Ubisoft Entertainment (B)	170,000	3,302,769

		58,144,643

Germany - 3.0%
Freenet AG	59,000	2,026,519
RIB Software AG (A)	500,000	9,126,463
Takkt AG	65,000	1,243,192
Tom Tailor Holding AG (B) (E)	650,000	6,495,438
XING AG	39,500	6,641,616

		25,533,228

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 2.6%
Convenience Retail Asia, Ltd.	648,000	$ 342,711
Dah Chong Hong Holdings, Ltd. (A)	5,147,000	2,283,926
Dah Sing Banking Group, Ltd.	1,599,644	3,392,302
HKBN, Ltd. (B)	2,640,000	2,840,138
Johnson Electric Holdings, Ltd.	1,063,000	3,606,272
Sitoy Group Holdings, Ltd.	1,760,000	942,172
Techtronic Industries Co., Ltd.	2,029,000	7,184,455
Yue Yuen Industrial Holdings, Ltd.	483,000	1,573,178

		22,165,154

Indonesia - 0.4%
Ciputra Property Tbk PT	20,208,000	791,738
Holcim Indonesia Tbk PT	7,076,900	742,872
Matahari Department Store Tbk PT	1,691,000	2,187,581

		3,722,191

Ireland - 6.8%
Dalata Hotel Group PLC (B) (E)	1,650,000	7,574,634
DCC PLC	66,315	5,240,180
FBD Holdings PLC (A) (E)	525,000	4,410,849
Glanbia PLC	300,000	6,266,618
Grafton Group PLC	300,000	3,366,138
IFG Group PLC (A)	673,907	1,583,854
Irish Continental Group PLC	600,000	2,886,203
Irish Residential Properties REIT PLC (E)	5,000,000	6,232,572
Origin Enterprises PLC (B)	530,000	4,434,231
Paddy Power PLC	45,000	4,014,985
Smurfit Kappa Group PLC, Class B	370,000	11,134,065

		57,144,329

Italy - 8.7%
Anima Holding SpA (F)	625,000	6,417,902
Banca Popolare dell’Emilia Romagna SC	800,000	7,050,769
Bance Sistema SpA (A) (B) (F)	936,434	4,885,086
Cerved Information Solutions SpA (B)	1,350,000	10,882,565
Credito Emiliano SpA	700,000	5,904,195
FinecoBank SpA	600,000	4,783,980
Industria Macchine Automatiche SpA	8,556	443,521
Maire Tecnimont SpA (A) (B)	3,250,000	11,229,063
OVS SpA (B) (F)	1,200,000	7,953,531
RCS MediaGroup SpA (A) (B)	1,419,925	1,640,524
Sorin SpA (A) (B)	2,200,000	6,349,646
Yoox SpA (A) (B)	170,000	5,742,972

		73,283,754

Japan - 19.7%
Ai Holdings Corp. (A)	250,700	4,061,852
AICA Kogyo Co., Ltd.	192,400	4,289,355
Arcs Co., Ltd.	212,400	4,656,399
Asahi Diamond Industrial Co., Ltd. (A)	201,300	1,929,595
Daibiru Corp.	543,000	4,959,664
Digital Garage, Inc. (A)	341,900	4,902,217
Eagle Industry Co., Ltd.	238,300	4,806,955
Fukushima Industries Corp.	73,900	1,472,812
Glory, Ltd.	102,600	2,988,550
Hitachi High-Technologies Corp.	43,400	1,013,781
Hitachi Transport System, Ltd.	244,100	4,403,983
JSP Corp. (A)	245,600	4,145,683
Kakaku.com, Inc. (A)	270,000	4,298,302
Kissei Pharmaceutical Co., Ltd.	161,800	3,962,263

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Koito Manufacturing Co., Ltd.	119,300	$ 4,692,682
Kumiai Chemical Industry Co., Ltd. (A)	458,200	3,660,128
Kureha Corp. (A)	852,000	3,217,299
Kuroda Electric Co., Ltd.	300,200	5,733,436
Lintec Corp.	152,600	3,294,934
Mitsui Sugar Co., Ltd.	855,000	3,690,846
Musashi Seimitsu Industry Co., Ltd. (A)	212,000	3,862,476
Nabtesco Corp.	113,000	2,486,392
NEC Networks & System Integration Corp.	314,500	6,592,738
Nichi-iko Pharmaceutical Co., Ltd.	61,400	2,112,971
Nihon Parkerizing Co., Ltd.	322,800	2,995,280
Nippon Densetsu Kogyo Co., Ltd.	463,100	8,280,386
Nippon Shinyaku Co., Ltd.	10,000	334,046
Nippon Soda Co., Ltd.	493,000	2,951,596
Nitta Corp. (A) (E)	357,400	9,155,969
Obara Group, Inc. (A)	29,800	1,387,389
OBIC Business Consultants, Ltd.	135,400	5,932,319
Plenus Co., Ltd.	63,200	1,064,255
Sumitomo Real Estate Sales Co., Ltd.	109,500	2,920,059
Takasago International Corp. (E)	791,000	3,503,925
Tokai Tokyo Financial Holdings, Inc. (A)	943,200	7,214,698
TPR Co., Ltd.	194,400	5,701,731
Trusco Nakayama Corp.	255,600	9,383,790
Tsuruha Holdings, Inc., Class B	70,300	6,177,165
Tsutsumi Jewelry Co., Ltd. (E)	67,000	1,455,311
Unipres Corp.	205,100	3,935,352
Yushin Precision Equipment Co., Ltd. (A)	77,000	1,478,057

		165,106,641

Korea, Republic of - 0.9%
Halla Visteon Climate Control Corp. (A)	117,019	3,635,124
S-1 Corp.	32,941	2,373,137
Sung Kwang Bend Co., Ltd. (A)	206,016	1,831,019

		7,839,280

Luxembourg - 1.8%
BRAAS Monier Building Group SA (E)	275,000	7,604,836
Eurofins Scientific SE (A)	9,500	3,120,102
Stabilus SA (B)	110,000	4,047,658

		14,772,596

Malaysia - 0.4%
Bursa Malaysia Bhd	1,741,000	3,678,201

Netherlands - 1.7%
Beter Bed Holding NV	50,000	1,223,451
Delta Lloyd NV	546,246	9,697,626
Sligro Food Group NV	85,000	3,267,296

		14,188,373

New Zealand - 0.3%
Fletcher Building, Ltd. (A)	539,371	2,819,827

Norway - 1.9%
Borregaard ASA	800,000	5,068,281
Storebrand ASA, Class A (B)	2,375,000	9,577,399
Vard Holdings, Ltd. (A) (B)	2,917,100	967,511

		15,613,191

Singapore - 1.8%
First Resources, Ltd. (A)	2,300,000	3,185,479
Mapletree Industrial Trust, REIT	1,171,800	1,302,617
SATS, Ltd. (A)	1,028,400	2,818,664

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Silverlake Axis, Ltd. (A)	4,501,800	$ 3,183,107
UOL Group, Ltd.	857,500	4,187,958

		14,677,825

South Africa - 0.4%
Investec PLC	360,000	3,291,648

Spain - 0.7%
Applus Services SA (A)	400,000	4,480,862
Naturhouse Health SAU (B)	300,000	1,689,549

		6,170,411

Sweden - 1.8%
Bufab Holding AB (A) (E)	950,000	5,506,129
Loomis AB, Class B	120,000	3,355,145
Modern Times Group MTG AB, Class B (A)	60,000	1,702,611
Opus Group AB (A)	4,363,609	4,400,661

		14,964,546

Switzerland - 4.4%
Ascom Holding AG	220,000	3,995,654
Comet Holding AG (A) (B)	6,391	5,416,774
Helvetia Holding AG	20,000	10,990,376
Interroll Holding AG (B) (E)	10,500	6,737,038
Komax Holding AG (A)	20,000	3,483,390
OC Oerlikon Corp. AG (B)	450,000	5,518,473
Orior AG (B)	11,000	616,423

		36,758,128

Taiwan - 3.1%
Aerospace Industrial Development Corp.	2,668,000	3,211,251
Chroma ATE, Inc.	1,768,000	3,583,992
CTCI Corp.	1,704,000	2,582,595
Giant Manufacturing Co., Ltd.	404,000	3,410,227
Gourmet Master Co., Ltd.	462,000	2,143,801
Merida Industry Co., Ltd.	664,220	4,123,565
ScinoPharm Taiwan, Ltd.	1,158,560	1,225,659
St. Shine Optical Co., Ltd.	147,000	1,913,656
Toung Loong Textile Manufacturing	955,000	3,584,483

		25,779,229

Thailand - 0.9%
Bumrungrad Hospital PCL	870,000	5,035,608
LPN Development PCL	4,503,000	2,261,401

		7,297,009

United Arab Emirates - 0.3%
Lamprell PLC, Class A (B)	918,750	2,094,759

United Kingdom - 18.8%
A.G.Barr PLC	205,000	1,808,782
Alent PLC	693,857	5,146,921
Anglo Pacific Group PLC	923,026	1,210,813
Ashtead Group PLC	225,000	3,448,711
Berendsen PLC	225,000	3,594,530
Bodycote PLC	279,587	2,986,462
Computacenter PLC	220,588	2,616,337
Crest Nicholson Holdings PLC	413,089	3,522,250
Dechra Pharmaceuticals PLC	362,000	5,565,552
Dignity PLC	77,916	2,977,451
Diploma PLC	225,000	2,612,447
Elementis PLC	633,255	2,541,533
EnQuest PLC (A) (B)	247,186	137,036
Grainger PLC	900,000	3,357,705
Halma PLC	225,000	2,659,882
HomeServe PLC	645,357	4,394,105

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
IG Group Holdings PLC	396,000	$ 4,628,827
Inchcape PLC	157,500	1,975,059
J D Wetherspoon PLC	240,968	2,692,483
Just Retirement Group PLC	1,000,000	3,020,233
Keller Group PLC	186,145	3,075,537
Kennedy Wilson Europe Real Estate PLC	347,672	6,216,689
Laird PLC	244,494	1,504,730
London Stock Exchange Group PLC	68,419	2,789,764
Londonmetric Property PLC, REIT	1,433,000	3,620,834
Micro Focus International PLC	199,627	4,358,232
Millennium & Copthorne Hotels PLC	117,038	1,019,871
Mitie Group PLC	579,517	2,914,110
Northgate PLC	200,925	1,719,485
Pets at Home Group PLC	845,373	3,815,313
Photo-Me International PLC	1,100,000	2,615,375
Premier Oil PLC (B)	830,000	1,735,572
Redrow PLC	960,000	6,990,699
Ricardo PLC	192,475	2,705,209
SDL PLC (A) (E)	627,000	3,931,308
Senior PLC	535,573	2,434,696
SIG PLC	650,000	2,122,518
Soco International PLC	912,248	2,250,888
SSP Group PLC	1,050,000	5,099,571
ST Modwen Properties PLC	300,000	2,230,974
SuperGroup PLC (A) (B)	240,000	5,423,301
Taylor Wimpey PLC	1,900,000	5,768,114
Telecom Plus PLC (A)	271,807	5,153,037
Victrex PLC	110,000	3,325,692
WS Atkins PLC	148,983	3,657,406
Zeal Network SE	190,000	9,998,309

		157,374,353

United States - 0.8%
Samsonite International SA	2,073,900	6,768,271

Total Common Stocks (Cost $721,461,952)		801,525,788

SECURITIES LENDING COLLATERAL - 9.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (G)	77,247,742	77,247,742

Total Securities Lending Collateral (Cost $77,247,742)		77,247,742

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.01% (G), dated 07/31/2015, to be repurchased at $36,981,089 on 08/03/2015. Collateralized by U.S. Government Obligations, 2.50%, due 10/20/2027 - 11/01/2027, and with a total value of $37,723,023.	$ 36,981,059	36,981,059

Total Repurchase Agreement (Cost $36,981,059)		36,981,059

Total Investments (Cost $835,690,753) (H)		915,754,589
Net Other Assets (Liabilities) - (9.1)%		(76,338,411)

Net Assets - 100.0%		$ 839,416,178

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Machinery	5.5%	$ 50,175,788
Insurance	4.7	43,310,685
Chemicals	4.4	39,851,272
Software	4.2	38,815,472
Auto Components	3.8	35,127,092
Construction & Engineering	3.7	33,988,132
Hotels, Restaurants & Leisure	3.7	33,607,909
Trading Companies & Distributors	3.5	32,173,169
Specialty Retail	3.3	30,470,083
Textiles, Apparel & Luxury Goods	2.9	26,914,697
Banks	2.8	26,016,332
Electronic Equipment, Instruments & Components	2.8	25,639,349
Food Products	2.8	25,231,187
Diversified Financial Services	2.6	23,563,211
Household Durables	2.6	23,465,518
Capital Markets	2.5	23,140,937
Real Estate Management & Development	2.5	22,803,465
Commercial Services & Supplies	2.4	21,887,610
IT Services	2.0	18,156,778
Pharmaceuticals	1.8	16,830,967
Real Estate Investment Trusts	1.6	14,894,928
Food & Staples Retailing	1.6	14,443,571
Containers & Packaging	1.5	13,537,808
Health Care Equipment & Supplies	1.3	11,903,485
Internet Software & Services	1.2	11,229,966
Construction Materials	1.2	11,167,535
Professional Services	1.2	10,843,477
Gas Utilities	1.1	10,451,829
Leisure Products	1.1	10,149,167
Internet & Catalog Retail	0.8	6,986,164
Diversified Consumer Services	0.7	6,787,153
Road & Rail	0.7	6,123,468
Building Products	0.7	6,120,374
Aerospace & Defense	0.6	5,645,947
Oil, Gas & Consumable Fuels	0.6	5,334,309
Beverages	0.6	5,266,624
Industrial Conglomerates	0.6	5,240,180
Multi-Utilities	0.6	5,153,037
Health Care Providers & Services	0.6	5,035,608
Metals & Mining	0.5	4,829,629
Distributors	0.5	4,258,985
Communications Equipment	0.4	3,995,654
Personal Products	0.4	3,712,162
Electrical Equipment	0.4	3,606,272
Media	0.4	3,343,135
Life Sciences Tools & Services	0.3	3,120,102
Marine	0.3	2,886,203
Diversified Telecommunication Services	0.3	2,840,138
Transportation Infrastructure	0.3	2,818,664
Independent Power and Renewable Electricity Producers	0.3	2,321,702
Multiline Retail	0.2	2,187,581
Energy Equipment & Services	0.2	2,094,759
Wireless Telecommunication Services	0.2	2,026,519

Investments, at Value	87.5	801,525,788
Short-Term Investments	12.5	114,228,801

Total Investments	100.0%	$ 915,754,589

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$6,193,716	$795,332,072	$0	$801,525,788
Securities Lending Collateral	77,247,742	—	—	77,247,742
Repurchase Agreement	—	36,981,059	—	36,981,059

Total Investments	$83,441,458	$832,313,131	$0	$915,754,589

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1 (K)	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks	$—	$2,093,966	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $73,076,238. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Illiquid security. Total aggregate value of illiquid securities is $78,626,873, representing 9.4% of the Fund’s net assets.
(F)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $19,256,519, representing 2.3% of the Fund’s net assets.

(G)	Rate disclosed reflects the yield at July 31, 2015.
(H)

Aggregate cost for federal income tax purposes is $835,690,753. Aggregate gross unrealized appreciation and depreciation for all securities is $145,277,231 and $65,213,395, respectively. Net unrealized appreciation for tax purposes is $80,063,836.

(I)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Level 3 securities were not considered significant to the Fund.
(K)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on October 31, 2014.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 2.5%
APA Group	1,190,900	$ 7,895,327
Bentham IMF, Ltd. (A)	2,443,500	3,125,633
FlexiGroup, Ltd. (A)	2,344,700	5,192,990
Senex Energy, Ltd. (A) (B)	11,711,500	2,011,722
STW Communications Group, Ltd. (A)	7,177,058	3,960,782

		22,186,454

Belgium - 2.1%
Barco NV	115,400	7,632,170
D’ieteren SA	314,651	11,503,880

		19,136,050

Canada - 0.5%
Newalta Corp. (A)	438,400	4,327,518

Denmark - 1.3%
Bavarian Nordic A/S (B)	90,784	4,288,787
Schouw & Co.	142,400	7,733,151

		12,021,938

Finland - 2.0%
Kesko OYJ, Class B	176,100	6,844,494
Ramirent OYJ	705,781	5,573,145
Tieto OYJ	222,100	5,683,370

		18,101,009

France - 1.1%
BioMerieux	32,397	3,757,251
Sopra Steria Group	62,700	5,990,847

		9,748,098

Georgia - 0.4%
Bank of Georgia Holdings PLC	117,500	3,662,540

Germany - 7.5%
Bertrandt AG	40,668	5,069,325
Gerresheimer AG	201,400	14,799,667
Patrizia Immobilien AG (B)	398,660	10,683,018
Rhoen-Klinikum AG	321,850	8,946,375
SAF-Holland SA	867,400	13,141,428
Stroeer SE	214,480	10,622,253
Tom Tailor Holding AG (B)	398,500	3,982,203

		67,244,269

Hong Kong - 4.7%
AMVIG Holdings, Ltd.	4,136,000	1,979,356
First Pacific Co., Ltd.	15,334,150	12,263,680
Kerry Logistics Network, Ltd.	5,554,800	8,598,429
Midland Holdings, Ltd. (B)	7,864,000	3,499,710
Newocean Energy Holdings, Ltd.	8,969,120	4,003,090
Pacific Textiles Holdings, Ltd.	4,319,000	6,863,780
Shun Tak Holdings, Ltd.	8,706,000	4,772,841

		41,980,886

Ireland - 1.4%
Smurfit Kappa Group PLC, Class B	406,711	12,238,774

Italy - 4.1%
ASTM SpA	619,800	8,372,557
Danieli & C Officine Meccaniche SpA, Class B	459,200	7,247,031
Davide Campari (C)	1,158,000	9,264,875
Prysmian SpA	541,300	12,418,751

		37,303,214

	Shares	Value
COMMON STOCKS (continued)
Japan - 29.1%
Aida Engineering, Ltd.	821,500	$ 7,874,628
Air Water, Inc.	542,500	9,419,938
Avex Group Holdings, Inc.	791,400	13,307,602
Chugoku Marine Paints, Ltd.	889,000	6,441,457
Coca-Cola East Japan Co., Ltd. (A)	415,700	7,657,587
Daiichikosho Co., Ltd.	207,400	8,158,107
Denki Kagaku Kogyo KK	4,173,700	17,377,086
Dynam Japan Holdings Co., Ltd.	5,130,900	7,942,262
Electric Power Development Co., Ltd.	189,300	6,544,967
Hikari Tsushin, Inc.	263,800	18,433,114
HIS Co., Ltd.	237,600	8,655,860
Hoshizaki Electric Co., Ltd.	111,700	6,669,464
Kaken Pharmaceutical Co., Ltd.	391,700	14,617,441
Kintetsu World Express, Inc.	300,300	13,350,974
Kumiai Chemical Industry Co., Ltd.	889,200	7,102,981
Miraca Holdings, Inc.	171,400	7,896,833
Nakanishi, Inc.	234,700	9,355,049
Nitori Holdings Co., Ltd.	131,400	11,800,395
Rohto Pharmaceutical Co., Ltd.	714,900	12,690,362
Ryohin Keikaku Co., Ltd.	44,500	9,504,297
Sanwa Holdings Corp.	1,916,500	14,535,926
SKY Perfect JSAT Holdings, Inc.	2,278,600	11,454,132
Sogo Medical Co., Ltd.	245,200	8,388,655
Toho Holdings Co., Ltd. (A)	166,600	4,147,021
Token Corp.	102,800	6,726,978
Welcia Holdings Co., Ltd. (A)	226,200	11,571,453

		261,624,569

Korea, Republic of - 1.2%
Eugene Technology Co., Ltd.	302,489	3,825,866
Interpark Holdings Corp.	793,800	7,292,527

		11,118,393

Mexico - 0.4%
Credito Real SAB de CV SOFOM ENR	1,776,578	4,042,163

Netherlands - 5.8%
BinckBank NV	1,025,500	9,731,978
Boskalis Westminster NV	247,000	12,072,778
Delta Lloyd NV	700,700	12,439,682
Koninklijke Ten Cate NV	676,261	18,255,665

		52,500,103

New Zealand - 0.8%
Air New Zealand, Ltd.	4,148,622	7,229,654

Norway - 0.7%
ABG Sundal Collier Holding ASA	6,412,871	5,888,085

Philippines - 0.5%
Alliance Global Group, Inc.	9,625,100	4,756,254

Portugal - 0.9%
CTT-Correios de Portugal SA	804,900	8,309,430

Singapore - 2.1%
ARA Asset Management, Ltd.	6,225,600	7,737,470
CWT, Ltd. (A)	6,833,500	11,157,954

		18,895,424

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 0.6%
Cia de Distribucion Integral Logista Holdings SA	269,500	$ 5,315,774

Sweden - 2.1%
Cloetta AB, Class B (B)	3,775,800	11,336,044
Dios Fastigheter AB	1,127,754	7,876,336

		19,212,380

Switzerland - 3.9%
GAM Holding AG (B)	947,790	19,862,100
Gategroup Holding AG, Class A (B)	278,700	10,296,585
Swissquote Group Holding SA (A)	174,376	4,484,367

		34,643,052

United Arab Emirates - 0.9%
Dragon Oil PLC	687,300	7,867,455

United Kingdom - 18.9%
Berendsen PLC	282,851	4,518,739
Cineworld Group PLC	1,017,569	8,128,183
IG Group Holdings PLC	1,478,800	17,285,629
Inchcape PLC	1,135,000	14,232,964
Inmarsat PLC	737,400	10,225,865
Intermediate Capital Group PLC	925,971	8,437,667
International Personal Finance PLC	1,524,300	9,497,893
Ithaca Energy, Inc. (A) (B)	4,582,100	2,627,652
Lancashire Holdings, Ltd. (A)	1,317,300	13,248,128
Northgate PLC	1,416,406	12,121,385
Pendragon PLC	13,180,900	7,976,286
Rexam PLC	2,207,248	19,182,281
Savills PLC	685,500	10,485,662
Stock Spirits Group PLC	3,026,900	9,229,391
Thomas Cook Group PLC (B)	2,295,300	4,297,764
UBM PLC	2,255,460	18,720,711

		170,216,200

United States - 1.7%
Eros International PLC (A) (B)	425,915	15,239,239

Total Common Stocks (Cost $830,214,756)		874,808,925

PREFERRED STOCK - 1.1%
Germany - 1.1%
Sartorius AG
0.54% (D)	46,950	10,114,056

Total Preferred Stock (Cost $5,146,050)		10,114,056

SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (D)	16,525,579	16,525,579

Total Securities Lending Collateral (Cost $16,525,579)		16,525,579

Principal	Value
REPURCHASE AGREEMENT - 1.7%

State Street Bank & Trust Co. 0.01% (D), dated 07/31/2015, to be repurchased at $15,673,879 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $15,987,717.

$ 15,673,866	$ 15,673,866

Total Repurchase Agreement (Cost $15,673,866)	15,673,866

Total Investments (Cost $867,560,251) (E)	917,122,426
Net Other Assets (Liabilities) - (1.9)%	(17,142,109)

Net Assets - 100.0%	$ 899,980,317

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Media	9.8%	$ 89,591,009
Chemicals	6.4	58,597,127
Capital Markets	6.1	56,141,667
Air Freight & Logistics	5.1	46,732,561
Specialty Retail	4.6	42,191,998
Containers & Packaging	3.6	33,400,411
Diversified Financial Services	3.6	32,674,942
Real Estate Management & Development	3.6	32,544,726
Pharmaceuticals	3.0	27,307,803
Food & Staples Retailing	2.9	26,804,602
Beverages	2.9	26,151,853
Distributors	2.8	25,736,844
Insurance	2.8	25,687,810
Health Care Equipment & Supplies	2.5	23,226,356
Machinery	2.4	21,791,123
Health Care Providers & Services	2.3	20,990,229
Hotels, Restaurants & Leisure	2.3	20,895,886
Food Products	2.1	19,069,195
Consumer Finance	2.0	18,733,046
Oil, Gas & Consumable Fuels	1.8	16,509,919
Commercial Services & Supplies	1.6	14,815,324
Life Sciences Tools & Services	1.6	14,799,667
Building Products	1.6	14,535,926
Auto Components	1.4	13,141,428
Electrical Equipment	1.4	12,418,751
Road & Rail	1.3	12,121,385
Construction & Engineering	1.3	12,072,778
IT Services	1.3	11,674,217
Diversified Telecommunication Services	1.1	10,225,865
Industrial Conglomerates	1.0	9,529,095
Multiline Retail	1.0	9,504,297
Transportation Infrastructure	0.9	8,372,557
Gas Utilities	0.9	7,895,327
Electronic Equipment, Instruments & Components	0.8	7,632,170
Internet & Catalog Retail	0.8	7,292,527
Airlines	0.8	7,229,654
Textiles, Apparel & Luxury Goods	0.7	6,863,780
Household Durables	0.7	6,726,978
Independent Power and Renewable Electricity Producers	0.7	6,544,967
Trading Companies & Distributors	0.6	5,573,145
Professional Services	0.6	5,069,325
Energy Equipment & Services	0.5	4,327,518
Biotechnology	0.5	4,288,787
Semiconductors & Semiconductor Equipment	0.4	3,825,866
Banks	0.4	3,662,540

Investments, at Value	96.5	884,922,981
Short-Term Investments	3.5	32,199,445

Total Investments	100.0%	$ 917,122,426

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$26,236,572	$848,572,353	$—	$874,808,925
Preferred Stock	—	10,114,056	—	10,114,056
Securities Lending Collateral	16,525,579	—	—	16,525,579
Repurchase Agreement	—	15,673,866	—	15,673,866

Total Investments	$42,762,151	$874,360,275	$—	$917,122,426

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $15,538,288. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $9,264,875, representing 1.0% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at July 31, 2015.
(E)

Aggregate cost for federal income tax purposes is $867,560,251. Aggregate gross unrealized appreciation and depreciation for all securities is $118,379,884 and $68,817,709, respectively. Net unrealized appreciation for tax purposes is $49,562,175.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 1.7%
United Technologies Corp.	325,030	$ 32,603,759

Automobiles - 1.7%
General Motors Co.	1,000,000	31,510,000

Banks - 2.1%
Great Western Bancorp, Inc. (A)	1,500,000	39,390,000

Beverages - 2.3%
Cott Corp. (B)	3,819,897	42,935,642

Chemicals - 3.2%
Dow Chemical Co.	1,291,875	60,795,638

Consumer Finance - 4.5%
Discover Financial Services	1,518,000	84,719,580

Diversified Financial Services - 8.6%
Citigroup, Inc.	1,706,060	99,736,268
JPMorgan Chase & Co.	900,000	61,677,000

		161,413,268

Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	993,200	46,471,828

Electrical Equipment - 3.5%
Eaton Corp. PLC	1,073,920	65,058,074

Electronic Equipment, Instruments & Components - 3.2%
Corning, Inc.	3,210,791	59,977,576

Food Products - 10.0%
Nestle SA, ADR	514,000	38,858,400
Pinnacle Foods, Inc.	2,018,000	90,709,100
Tyson Foods, Inc., Class A	1,318,580	58,479,023

		188,046,523

Health Care Equipment & Supplies - 1.9%
Zimmer Biomet Holdings, Inc., Class A	344,892	35,892,910

Hotels, Restaurants & Leisure - 4.1%
McDonald’s Corp.	780,605	77,951,215

Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.	1,463,000	18,726,400

Industrial Conglomerates - 5.2%
General Electric Co.	2,538,480	66,254,328
Koninklijke Philips NV	1,115,107	31,011,126

		97,265,454

Insurance - 9.7%
ACE, Ltd. (A)	663,360	72,153,667
Allstate Corp.	1,600,000	110,320,000

		182,473,667

Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc., Class A (A) (C)	109,068	16,440,910
VWR Corp. (A) (C)	621,086	16,638,894

		33,079,804

Media - 1.6%
Tribune Media Co., Class A	600,000	30,294,000

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 10.0%
Chevron Corp.	438,000	$ 38,754,240
Hess Corp.	650,000	38,356,500
Occidental Petroleum Corp. (A)	1,125,940	79,040,988
Williams Cos., Inc.	628,876	33,003,413

		189,155,141

Pharmaceuticals - 9.9%
AbbVie, Inc., Class G	866,715	60,678,717
Allergan PLC (C)	175,140	57,997,611
Pfizer, Inc.	1,900,000	68,514,000

		187,190,328

Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc., Class A	2,559,070	44,425,455

Technology Hardware, Storage & Peripherals - 5.2%
EMC Corp.	3,629,416	97,594,996

Total Common Stocks (Cost $1,677,950,352)		1,806,971,258

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (D)	22,880,270	22,880,270

Total Securities Lending Collateral (Cost $22,880,270)		22,880,270

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.01% (D), dated 07/31/2015, to be repurchased at $81,362,266 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $82,990,640.	$ 81,362,199	81,362,199

Total Repurchase Agreement (Cost $81,362,199)		81,362,199

Total Investments (Cost $1,782,192,821) (E)		1,911,213,727
Net Other Assets (Liabilities) - (1.6)%		(29,696,951)

Net Assets - 100.0%		$ 1,881,516,776

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$1,806,971,258	$—	$—	$1,806,971,258
Securities Lending Collateral	22,880,270	—	—	22,880,270
Repurchase Agreement	—	81,362,199	—	81,362,199

Total Investments	$1,829,851,528	$81,362,199	$—	$1,911,213,727

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $22,334,138. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Illiquid security. Total aggregate value of illiquid securities is $42,935,642, representing 2.3% of the Fund’s net assets.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at July 31, 2015.
(E)

Aggregate cost for federal income tax purposes is $1,782,192,821. Aggregate gross unrealized appreciation and depreciation for all securities is $191,234,358 and $62,213,452, respectively. Net unrealized appreciation for tax purposes is $129,020,906.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 2.2%
Honeywell International, Inc. (A)	10,510	$ 1,104,075
United Technologies Corp.	5,360	537,662

		1,641,737

Air Freight & Logistics - 0.3%
FedEx Corp.	1,120	191,990

Airlines - 1.6%
Delta Air Lines, Inc.	12,130	537,844
United Continental Holdings, Inc. (B)	11,350	640,027

		1,177,871

Auto Components - 0.3%
Delphi Automotive PLC, Class A	3,270	255,322

Banks - 2.8%
Fifth Third Bancorp	27,860	587,010
KeyCorp	10,150	150,626
SVB Financial Group (B)	3,380	483,678
Wells Fargo & Co.	15,080	872,680

		2,093,994

Beverages - 2.1%
Coca-Cola Enterprises, Inc.	4,130	210,961
Constellation Brands, Inc., Class A	3,297	395,706
Dr. Pepper Snapple Group, Inc.	4,747	380,804
Molson Coors Brewing Co., Class B	4,165	296,298
PepsiCo, Inc.	3,240	312,174

		1,595,943

Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (B)	3,380	667,347
Biogen, Inc. (B)	1,510	481,358
BioMarin Pharmaceutical, Inc. (B)	1,390	203,315
Celgene Corp. (B)	4,800	630,000
Incyte Corp. (B)	1,120	116,794
Vertex Pharmaceuticals, Inc. (B)	2,670	360,450

		2,459,264

Building Products - 0.3%
Masco Corp.	7,230	190,800

Capital Markets - 3.9%
Ameriprise Financial, Inc.	1,260	158,344
BlackRock, Inc., Class A	840	282,509
Charles Schwab Corp.	12,930	450,998
Invesco, Ltd.	15,530	599,458
Morgan Stanley (A)	34,140	1,325,998
State Street Corp.	1,780	136,277

		2,953,584

Chemicals - 2.3%
Axiall Corp.	4,460	131,258
Dow Chemical Co.	7,180	337,891
E.I. du Pont de Nemours & Co.	12,690	707,594
Mosaic Co.	13,040	559,938

		1,736,681

Commercial Services & Supplies - 0.1%
Waste Connections, Inc.	1,630	81,712

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.3%
Fluor Corp.	4,710	$ 220,193

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	1,540	241,503
Vulcan Materials Co.	2,930	266,688

		508,191

Consumer Finance - 0.9%
Ally Financial, Inc. (B)	11,530	262,538
Capital One Financial Corp.	5,040	409,752

		672,290

Containers & Packaging - 0.7%
Crown Holdings, Inc. (B)	7,820	402,808
WestRock Co. (B)	1,850	116,661

		519,469

Diversified Financial Services - 2.2%
Bank of America Corp.	47,070	841,612
Citigroup, Inc.	9,729	568,757
Intercontinental Exchange, Inc.	1,200	273,648

		1,684,017

Electric Utilities - 2.9%
Edison International	9,550	573,095
Exelon Corp.	13,350	428,402
NextEra Energy, Inc.	8,950	941,540
Xcel Energy, Inc.	6,740	233,676

		2,176,713

Electrical Equipment - 0.7%
Eaton Corp. PLC	9,050	548,249

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	4,560	277,795

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	5,310	771,543
Kroger Co.	12,480	489,715

		1,261,258

Food Products - 0.5%
Mondelez International, Inc., Class A	4,640	209,403
Post Holdings, Inc. (B)	2,840	152,622

		362,025

Gas Utilities - 0.2%
AGL Resources, Inc.	1,920	92,313
Questar Corp.	4,370	96,752

		189,065

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	8,120	411,603
Boston Scientific Corp. (B)	50,530	876,190

		1,287,793

Health Care Providers & Services - 5.9%
Aetna, Inc.	8,720	985,099
Cigna Corp.	2,640	380,318
Humana, Inc., Class A (A)	10,720	1,952,005
McKesson Corp.	3,130	690,384
UnitedHealth Group, Inc.	3,730	452,822

		4,460,628

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.9%
Carnival Corp.	6,930	$ 369,300
Chipotle Mexican Grill, Inc., Class A (B)	750	556,673
Royal Caribbean Cruises, Ltd., Class A	8,370	752,044
Starbucks Corp.	9,340	541,066

		2,219,083

Household Durables - 2.3%
D.R. Horton, Inc.	13,140	390,127
Harman International Industries, Inc.	2,190	235,775
PulteGroup, Inc.	22,390	463,921
Toll Brothers, Inc. (B)	16,400	638,288
TopBuild Corp. (B)	681	19,585

		1,747,696

Household Products - 0.9%
Colgate-Palmolive Co.	2,890	196,578
Energizer Holdings, Inc. (B)	2,080	80,101
Kimberly-Clark Corp.	1,780	204,646
Procter & Gamble Co.	2,230	171,041

		652,366

Insurance - 6.1%
ACE, Ltd. (A)	14,400	1,566,288
American International Group, Inc.	6,840	438,581
Arthur J. Gallagher & Co.	4,780	226,715
Chubb Corp., Class A	650	80,815
MetLife, Inc.	19,250	1,072,995
Principal Financial Group, Inc.	7,040	390,790
Prudential Financial, Inc.	920	81,291
XL Group PLC, Class A	18,980	721,620

		4,579,095

Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (B)	750	402,113

Internet Software & Services - 3.6%
Facebook, Inc., Class A (A) (B)	14,920	1,402,629
Google, Inc., Class C (A) (B)	2,111	1,320,663

		2,723,292

IT Services - 3.2%
Accenture PLC, Class A	11,160	1,150,707
Cognizant Technology Solutions Corp., Class A (B)	8,707	549,412
Fidelity National Information Services, Inc.	5,790	378,840
Jack Henry & Associates, Inc.	2,372	165,708
Visa, Inc., Class A	1,010	76,093
WEX, Inc. (B)	870	88,775

		2,409,535

Machinery - 1.4%
Cummins, Inc.	710	91,966
PACCAR, Inc.	14,610	947,313

		1,039,279

Media - 6.3%
CBS Corp., Class B	7,340	392,470
Charter Communications, Inc., Class A (B)	1,860	345,699
Comcast Corp., Class A	3,660	228,421
DISH Network Corp., Class A (B)	15,670	1,012,439
Sirius XM Holdings, Inc. (B)	59,620	236,095
Time Warner Cable, Inc.	1,660	315,417
Time Warner, Inc. (A)	14,760	1,299,470

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class B	16,070	$ 538,666
Walt Disney Co.	3,130	375,600

		4,744,277

Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	10,380	200,749
CMS Energy Corp.	14,150	484,779
NiSource, Inc., Class B	9,180	160,283

		845,811

Multiline Retail - 0.4%
Dollar General Corp.	3,800	305,406

Oil, Gas & Consumable Fuels - 2.1%
Cabot Oil & Gas Corp.	7,220	188,875
Chevron Corp.	3,790	335,340
Columbia Pipeline Group, Inc.	9,140	266,705
EQT Corp.	2,400	184,440
ONEOK, Inc.	2,080	78,603
TransCanada Corp.	2,570	99,999
Valero Energy Corp.	6,320	414,592

		1,568,554

Pharmaceuticals - 3.5%
Allergan PLC (B)	1,280	423,872
Bristol-Myers Squibb Co.	8,994	590,366
Eli Lilly & Co.	13,220	1,117,222
Valeant Pharmaceuticals International, Inc. (B)	1,810	466,130

		2,597,590

Professional Services - 0.7%
Equifax, Inc.	5,110	521,884

Real Estate Investment Trusts - 3.2%
American Tower Corp., Class A	830	78,941
AvalonBay Communities, Inc.	7,590	1,308,060
Boston Properties, Inc.	1,910	235,465
Prologis, Inc., Class A	11,300	458,893
Regency Centers Corp.	3,610	230,932
Simon Property Group, Inc.	600	112,332

		2,424,623

Road & Rail - 4.2%
Canadian Pacific Railway, Ltd.	5,830	937,755
CSX Corp.	5,870	183,614
Union Pacific Corp. (A)	20,710	2,021,089

		3,142,458

Semiconductors & Semiconductor Equipment - 7.8%
Avago Technologies, Ltd., Class A (A)	15,280	1,912,139
Broadcom Corp., Class A	11,920	603,271
Freescale Semiconductor, Ltd. (B)	8,290	330,522
KLA-Tencor Corp.	5,370	284,879
LAM Research Corp. (A)	22,790	1,751,867
Microchip Technology, Inc.	1,680	71,971
NXP Semiconductors NV (B)	7,130	691,539
Skyworks Solutions, Inc.	2,050	196,124

		5,842,312

Software - 2.1%
Adobe Systems, Inc. (B)	14,550	1,192,954
Microsoft Corp.	8,640	403,488

		1,596,442

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 4.2%
Best Buy Co., Inc.	5,960	$ 192,448
Home Depot, Inc.	1,600	187,248
Lowe’s Cos., Inc. (A)	29,740	2,062,766
TJX Cos., Inc.	10,730	749,169

		3,191,631

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	7,010	850,313
Hewlett-Packard Co.	2,510	76,605
NetApp, Inc.	8,280	257,922

		1,184,840

Tobacco - 0.4%
Philip Morris International, Inc.	3,140	268,564

Water Utilities - 0.1%
American Water Works Co., Inc.	790	41,009

Wireless Telecommunication Services - 0.8%
SBA Communications Corp., Class A (B)	1,310	158,143
T-Mobile US, Inc. (B)	11,610	472,063

		630,206

Total Common Stocks (Cost $63,538,954)		73,224,650

	Principal	Value
REPURCHASE AGREEMENT - 8.4%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $6,332,680 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $6,459,551.	$ 6,332,674	6,332,674

Total Repurchase Agreement (Cost $6,332,674)		6,332,674

Total Investments (Cost $69,871,628) (D)		79,557,324
Net Other Assets (Liabilities) - (5.8)%		(4,374,518)

Net Assets - 100.0%		$ 75,182,806

	Shares	Value
SECURITIES SOLD SHORT - (63.5)%
COMMON STOCKS - (63.5)% (E)
Aerospace & Defense - (1.4)%
Boeing Co.	(3,275)	$ (472,157)
Lockheed Martin Corp.	(1,260)	(260,946)
Raytheon Co.	(2,190)	(238,907)
Textron, Inc.	(2,580)	(112,746)

		(1,084,756)

Air Freight & Logistics - (1.0)%
CH Robinson Worldwide, Inc.	(3,240)	(227,286)
United Parcel Service, Inc., Class B	(4,980)	(509,753)

		(737,039)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Auto Components - (1.1)%
Autoliv, Inc.	(3,380)	$ (355,576)
BorgWarner, Inc.	(8,760)	(435,460)

		(791,036)

Automobiles - (0.4)%
General Motors Co.	(8,570)	(270,041)

Banks - (3.4)%
Associated Banc-Corp.	(6,250)	(123,187)
BancorpSouth, Inc.	(6,110)	(154,400)
Bank of Hawaii Corp.	(5,510)	(371,760)
CIT Group, Inc.	(5,750)	(270,480)
Commerce Bancshares, Inc.	(5,620)	(264,646)
First Horizon National Corp.	(19,280)	(305,588)
First Niagara Financial Group, Inc.	(13,670)	(132,735)
People’s United Financial, Inc.	(13,510)	(219,808)
PNC Financial Services Group, Inc.	(2,860)	(280,795)
UMB Financial Corp.	(1,890)	(103,610)
US Bancorp	(3,910)	(176,771)
Valley National Bancorp	(16,847)	(167,122)

		(2,570,902)

Beverages - (0.6)%
Brown-Forman Corp., Class B	(4,480)	(485,677)

Biotechnology - (1.7)%
Alkermes PLC (B)	(6,640)	(464,933)
Amgen, Inc.	(2,325)	(410,572)
Baxalta, Inc. (B)	(6,430)	(211,097)
Isis Pharmaceuticals, Inc. (B)	(3,450)	(189,508)

		(1,276,110)

Capital Markets - (0.7)%
Franklin Resources, Inc.	(5,610)	(255,536)
T. Rowe Price Group, Inc.	(3,380)	(260,699)

		(516,235)

Chemicals - (2.0)%
Airgas, Inc.	(1,290)	(131,606)
Eastman Chemical Co.	(3,260)	(255,584)
LyondellBasell Industries NV, Class A	(3,530)	(331,220)
Monsanto Co.	(1,300)	(132,457)
Praxair, Inc.	(4,710)	(537,599)
Valspar Corp.	(1,390)	(115,759)

		(1,504,225)

Commercial Services & Supplies - (0.5)%
ADT Corp.	(10,050)	(347,027)

Communications Equipment - (1.1)%
Cisco Systems, Inc.	(14,270)	(405,554)
Juniper Networks, Inc.	(4,855)	(137,979)
Qualcomm, Inc.	(4,010)	(258,204)

		(801,737)

Containers & Packaging - (0.5)%
AptarGroup, Inc.	(4,200)	(284,718)
Bemis Co., Inc.	(2,410)	(107,414)

		(392,132)

Diversified Financial Services - (0.2)%
CME Group, Inc., Class A	(1,650)	(158,466)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Diversified Telecommunication Services - (2.0)%
AT&T, Inc.	(9,950)	$ (345,663)
Verizon Communications, Inc.	(24,390)	(1,141,208)

		(1,486,871)

Electric Utilities - (3.1)%
Duke Energy Corp.	(3,650)	(270,903)
Entergy Corp., Class B	(3,400)	(241,468)
Eversource Energy	(3,710)	(184,461)
Southern Co.	(35,870)	(1,604,465)

		(2,301,297)

Electrical Equipment - (0.7)%
Rockwell Automation, Inc., Class B	(4,600)	(537,188)

Energy Equipment & Services - (0.8)%
Cameron International Corp. (B)	(2,000)	(100,920)
FMC Technologies, Inc. (B)	(8,650)	(283,374)
Schlumberger, Ltd.	(1,605)	(132,926)
Tenaris SA, ADR	(3,360)	(84,504)

		(601,724)

Food & Staples Retailing - (1.7)%
Sysco Corp.	(13,410)	(486,917)
Wal-Mart Stores, Inc.	(3,690)	(265,606)
Whole Foods Market, Inc.	(13,330)	(485,212)

		(1,237,735)

Food Products - (2.6)%
ConAgra Foods, Inc.	(4,880)	(215,013)
General Mills, Inc.	(8,280)	(481,979)
Kellogg Co.	(7,180)	(475,100)
Kraft Heinz Co.	(7,270)	(577,747)
Mead Johnson Nutrition Co., Class A	(2,580)	(228,046)

		(1,977,885)

Health Care Equipment & Supplies - (1.4)%
Baxter International, Inc.	(6,420)	(257,314)
Medtronic PLC	(5,130)	(402,141)
St. Jude Medical, Inc.	(2,870)	(211,863)
Varian Medical Systems, Inc. (B)	(2,290)	(197,100)

		(1,068,418)

Health Care Providers & Services - (0.4)%
AmerisourceBergen Corp., Class A	(340)	(35,955)
Anthem, Inc.	(710)	(109,532)
Cardinal Health, Inc.	(1,370)	(116,423)
DaVita HealthCare Partners, Inc. (B)	(470)	(37,144)

		(299,054)

Hotels, Restaurants & Leisure - (2.8)%
Choice Hotels International, Inc.	(1,480)	(74,977)
Darden Restaurants, Inc.	(8,270)	(609,995)
Hilton Worldwide Holdings, Inc. (B)	(5,480)	(147,138)
Hyatt Hotels Corp., Class A (B)	(6,100)	(340,563)
Marriott International, Inc., Class A	(3,950)	(286,809)
McDonald’s Corp.	(4,260)	(425,404)
Starwood Hotels & Resorts Worldwide, Inc.	(2,870)	(228,050)

		(2,112,936)

Household Products - (0.7)%
Church & Dwight Co., Inc.	(5,215)	(450,211)
Clorox Co.	(470)	(52,612)

		(502,823)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Industrial Conglomerates - (3.0)%
3M Co.	(7,610)	$ (1,151,698)
General Electric Co.	(43,050)	(1,123,605)

		(2,275,303)

Insurance - (4.1)%
Aflac, Inc.	(3,170)	(203,039)
Allstate Corp.	(6,100)	(420,595)
Aon PLC	(520)	(52,400)
Arch Capital Group, Ltd. (B)	(2,790)	(199,094)
Assurant, Inc.	(1,300)	(96,980)
Hartford Financial Services Group, Inc.	(4,900)	(232,995)
Progressive Corp.	(34,750)	(1,059,875)
Torchmark Corp.	(2,430)	(149,712)
Willis Group Holdings PLC	(2,440)	(113,436)
WR Berkley Corp.	(10,060)	(560,543)

		(3,088,669)

Internet & Catalog Retail - (1.1)%
Expedia, Inc.	(365)	(44,326)
Groupon, Inc., Class A (B)	(10,120)	(48,778)
Netflix, Inc. (B)	(6,580)	(752,160)

		(845,264)

IT Services - (0.2)%
International Business Machines Corp.	(990)	(160,370)

Leisure Products - (0.7)%
Hasbro, Inc.	(1,530)	(120,472)
Mattel, Inc.	(18,300)	(424,743)

		(545,215)

Machinery - (1.1)%
Caterpillar, Inc.	(2,260)	(177,704)
Donaldson Co., Inc.	(3,420)	(114,912)
Illinois Tool Works, Inc., Class A	(5,865)	(524,741)

		(817,357)

Media - (2.7)%
AMC Networks, Inc., Class A (B)	(4,630)	(389,939)
Discovery Communications, Inc., Series A (B)	(4,600)	(151,892)
Interpublic Group of Cos., Inc.	(18,836)	(401,207)
News Corp., Class A (B)	(8,950)	(131,833)
Omnicom Group, Inc.	(4,760)	(347,861)
Scripps Networks Interactive, Inc., Class A	(6,080)	(380,486)
Viacom, Inc., Class B	(3,540)	(201,780)

		(2,004,998)

Metals & Mining - (1.1)%
AK Steel Holding Corp. (B)	(20,480)	(60,416)
Alcoa, Inc.	(21,380)	(211,021)
Freeport-McMoRan, Inc.	(42,490)	(499,257)
United States Steel Corp.	(860)	(16,744)

		(787,438)

Multi-Utilities - (1.5)%
Ameren Corp.	(6,550)	(269,074)
Dominion Resources, Inc.	(5,490)	(393,633)
SCANA Corp.	(8,310)	(455,388)

		(1,118,095)

Multiline Retail - (0.2)%
Nordstrom, Inc.	(1,800)	(137,358)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - (0.9)%
ConocoPhillips	(2,340)	$ (117,796)
Kinder Morgan, Inc.	(4,040)	(139,946)
QEP Resources, Inc.	(3,330)	(46,220)
Spectra Energy Corp.	(9,340)	(282,628)
Williams Cos., Inc.	(1,107)	(58,095)

		(644,685)

Paper & Forest Products - (0.1)%
Domtar Corp.	(1,960)	(79,694)

Pharmaceuticals - (3.5)%
AbbVie, Inc., Class G	(8,370)	(585,984)
Johnson & Johnson	(11,660)	(1,168,448)
Merck & Co., Inc.	(14,600)	(860,816)

		(2,615,248)

Professional Services - (0.1)%
Nielsen NV	(1,670)	(80,928)

Real Estate Investment Trusts - (3.1)%
Crown Castle International Corp.	(2,320)	(190,031)
Digital Realty Trust, Inc.	(6,550)	(420,968)
Health Care REIT, Inc.	(3,990)	(276,786)
Healthcare Trust of America, Inc., Class A	(4,690)	(117,860)
Medical Properties Trust, Inc.	(33,410)	(456,715)
Tanger Factory Outlet Centers, Inc.	(8,540)	(277,379)
UDR, Inc.	(5,990)	(202,522)
Ventas, Inc.	(6,240)	(418,642)

		(2,360,903)

Road & Rail - (1.1)%
Heartland Express, Inc.	(19,260)	(410,816)
Knight Transportation, Inc.	(6,080)	(164,403)
Werner Enterprises, Inc.	(10,070)	(284,377)

		(859,596)

Semiconductors & Semiconductor Equipment - (4.4)%
Atmel Corp.	(13,780)	(114,098)
Intel Corp.	(45,450)	(1,315,778)
Linear Technology Corp.	(4,650)	(190,650)
Micron Technology, Inc. (B)	(14,730)	(272,652)
NVIDIA Corp.	(21,080)	(420,546)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	(39,090)	(864,280)
Teradyne, Inc.	(5,685)	(109,493)

		(3,287,497)

Software - (1.0)%
Citrix Systems, Inc. (B)	(1,120)	(84,683)
Oracle Corp.	(9,620)	(384,223)
salesforce.com, Inc. (B)	(1,100)	(80,630)
SAP SE, ADR	(3,090)	(221,460)

		(770,996)

Specialty Retail - (0.7)%
Abercrombie & Fitch Co., Class A	(3,890)	(78,150)
Bed Bath & Beyond, Inc. (B)	(2,780)	(181,339)
CarMax, Inc. (B)	(2,960)	(190,950)
Tiffany & Co.	(1,060)	(101,442)

		(551,881)

Technology Hardware, Storage & Peripherals - (1.1)%
EMC Corp.	(4,560)	(122,618)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
SanDisk Corp.	(4,350)	$ (262,262)
Seagate Technology PLC	(9,330)	(472,098)

		(856,978)

Textiles, Apparel & Luxury Goods - (0.1)%
Under Armour, Inc., Class A (B)	(740)	(73,504)

Trading Companies & Distributors - (0.8)%
Fastenal Co.	(12,000)	(502,320)
WW Grainger, Inc.	(500)	(114,355)

		(616,675)

Water Utilities - (0.1)%
Aqua America, Inc.	(3,020)	(76,829)

Total Common Stocks (Proceeds $47,635,620)		(47,716,795)

Total Securities Sold Short (Proceeds $47,635,620)		$ (47,716,795)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$73,224,650	$—	$—	$73,224,650
Repurchase Agreement	—	6,332,674	—	6,332,674

Total Investments	$73,224,650	$6,332,674	$—	$79,557,324

LIABILITIES
Securities Sold Short
Common Stocks	$(47,716,795)	$—	$—	$(47,716,795)

Total Securities Sold Short	$(47,716,795)	$—	$—	$(47,716,795)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security has been segregated by the custodian as collateral for open securities sold short transactions. Total value of securities segregated as collateral for open securities sold short transactions is $15,141,656.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $69,871,628. Aggregate gross unrealized appreciation and depreciation for all securities is $10,288,216 and $602,520, respectively. Net unrealized appreciation for tax purposes is $9,685,696.

(E)	Cash in the amount of $43,651,586 has been segregated by the custodian as collateral for open securities sold short transactions.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 85.8%
U.S. Treasury Bill
0.05%, 11/19/2015 (A)	$ 243,735,000	$ 243,683,815
0.06%, 08/06/2015 - 11/27/2015 (A)	27,885,000	27,881,923
0.07%, 08/06/2015 (A)	100,000	99,999
0.08%, 10/01/2015 (A)	2,461,500	2,461,156
0.10%, 10/08/2015 (A)	2,461,500	2,461,052

Total Short-Term U.S. Government Obligations (Cost $276,576,491)		276,587,945

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 6.3%
BlackRock Liquidity Funds T-Fund Portfolio	2,027,115	2,027,115
Dreyfus Treasury Cash Management	8,108,460	8,108,460
UBS Select Treasury Preferred	10,135,575	10,135,575

Total Short-Term Investment Companies (Cost $20,271,150)		20,271,150

Total Investments (Cost $296,847,641) (B)		296,859,095
Net Other Assets (Liabilities) - 7.9%		25,387,993

Net Assets - 100.0%		$ 322,247,088

OVER-THE-COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements – Payable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Aluminum Futures	CITI	09/16/2015	700	$52,450	$—	$52,450
BM&F Bovespa Index Futures	BOA	08/12/2015	345	(52,379)	—	(52,379)
Coffee Futures	CITI	09/18/2015	262,500	34,716	—	34,716
Gold Futures	DUB	12/29/2015	3,600	15,840	—	15,840
Gold Futures	BOA	12/29/2015	10,400	(3,120)	—	(3,120)
Gold Futures	CITI	12/29/2015	13,700	10,275	—	10,275
HG Copper Futures	CITI	09/28/2015	1,100,000	227,820	—	227,820
KOSPI 200 Index Futures	BOA	09/10/2015	27,500,000	29,329	—	29,329
MSCI Taiwan Index Futures	BOA	08/28/2015	6,200	(16,570)	—	(16,570)
Palladium Futures	CITI	09/28/2015	600	56,484	—	56,484
Platinum Futures	DUB	10/28/2015	250	19,450	—	19,450
Platinum Futures	CITI	10/28/2015	2,950	227,445	—	227,445
RBOB Gasoline Futures	CITI	08/31/2015	504,000	38,195	—	38,195
Silver Futures	BOA	09/28/2015	70,000	91,490	—	91,490
Silver Futures	CITI	09/28/2015	65,000	89,520	—	89,520
Soybean Futures	CITI	11/13/2015	45,000	516	—	516
Soybean Oil Futures	CITI	12/14/2015	1,800,000	47,790	—	47,790
TAIEX Futures	BOA	08/19/2015	2,200	10,718	—	10,718
Wheat Futures	DUB	09/14/2015	90,000	18,300	—	18,300
Wheat Futures	CITI	09/14/2015	70,000	34,072	—	34,072

Total				$932,341	$—	$932,341

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (C) (D)

Total Return Swap Agreements – Receivable (E)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	09/30/2015	772,000	$226,621	$—	$226,621
5-Year U.S. Treasury Note Futures	BOA	09/30/2015	160,000	120,968	—	120,968
Cocoa Futures	CITI	09/15/2015	650	(3,756)	—	(3,756)
Soybean Meal Futures	BOA	12/14/2015	1,900	(49,940)	—	(49,940)
Soybean Meal Futures	CITI	12/14/2015	4,100	(95,690)	—	(95,690)
Soybean Meal Futures	DUB	12/14/2015	6,800	(113,040)	—	(113,040)
Swiss Market Index Futures	BOA	09/18/2015	1,030	69,241	—	69,241

Total				$154,404	$—	$154,404

FUTURES CONTRACTS: (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Short	(6)	08/06/2015	$54,098	$—
3-Month Aluminum	Long	6	08/06/2015	—	(55,632)
3-Month Aluminum	Long	21	08/07/2015	—	(169,397)
3-Month Aluminum	Short	(21)	08/07/2015	166,669	—
3-Month Aluminum	Long	6	08/19/2015	—	(30,543)
3-Month Aluminum	Short	(6)	08/19/2015	32,436	—
3-Month Aluminum	Long	9	08/20/2015	—	(44,970)
3-Month Aluminum	Short	(9)	08/20/2015	45,372	—
3-Month Aluminum	Short	(10)	08/21/2015	44,171	—
3-Month Aluminum	Long	10	08/21/2015	—	(44,212)
3-Month Aluminum	Long	9	08/27/2015	—	(30,861)
3-Month Aluminum	Short	(9)	08/27/2015	33,328	—
3-Month Aluminum	Short	(17)	08/28/2015	70,541	—
3-Month Aluminum	Long	17	08/28/2015	—	(70,546)
3-Month Aluminum	Short	(4)	09/01/2015	14,692	—
3-Month Aluminum	Long	4	09/01/2015	—	(14,775)
3-Month Aluminum	Long	6	09/03/2015	—	(22,965)
3-Month Aluminum	Short	(6)	09/03/2015	22,832	—
3-Month Aluminum	Short	(11)	09/04/2015	38,677	—
3-Month Aluminum	Long	11	09/04/2015	—	(37,296)
3-Month Aluminum	Long	5	09/08/2015	—	(17,152)
3-Month Aluminum	Short	(5)	09/08/2015	17,661	—
3-Month Aluminum	Long	3	09/09/2015	—	(12,423)
3-Month Aluminum	Short	(3)	09/09/2015	11,486	—
3-Month Aluminum	Long	9	09/11/2015	—	(31,608)
3-Month Aluminum	Short	(9)	09/11/2015	31,396	—
3-Month Aluminum	Long	31	09/14/2015	—	(60,334)
3-Month Aluminum	Short	(1)	09/30/2015	1,832	—
3-Month Aluminum	Long	1	09/30/2015	—	(1,832)
3-Month Aluminum	Short	(1)	10/01/2015	2,467	—
3-Month Aluminum	Long	1	10/01/2015	—	(1,988)
3-Month Aluminum	Short	(6)	10/07/2015	11,046	—
3-Month Aluminum	Long	6	10/07/2015	—	(11,467)
3-Month Aluminum	Short	(3)	10/08/2015	3,369	—
3-Month Aluminum	Long	3	10/08/2015	—	(2,494)
3-Month Aluminum	Short	(12)	10/09/2015	22,920	—
3-Month Aluminum	Long	12	10/09/2015	—	(22,969)
3-Month Aluminum	Long	5	10/13/2015	—	(11,207)
3-Month Aluminum	Short	(5)	10/13/2015	10,310	—
3-Month Aluminum	Short	(5)	10/16/2015	10,748	—
3-Month Aluminum	Long	5	10/16/2015	—	(10,913)
3-Month Canadian Bankers’ Acceptance	Long	264	12/14/2015	33,101	—
3-Month Canadian Bankers’ Acceptance	Long	253	03/14/2016	52,692	—
3-Month Copper	Long	2	08/06/2015	—	(60,362)

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Copper	Short	(2)	08/06/2015	$58,925	$—
3-Month Copper	Long	4	08/07/2015	—	(117,851)
3-Month Copper	Short	(4)	08/07/2015	118,765	—
3-Month Copper	Long	1	08/18/2015	—	(30,040)
3-Month Copper	Short	(1)	08/18/2015	29,341	—
3-Month Copper	Long	1	08/19/2015	—	(27,665)
3-Month Copper	Short	(1)	08/19/2015	26,516	—
3-Month Copper	Short	(2)	09/01/2015	40,213	—
3-Month Copper	Long	2	09/01/2015	—	(40,221)
3-Month Copper	Long	12	09/03/2015	—	(239,547)
3-Month Copper	Short	(12)	09/03/2015	237,416	—
3-Month Copper	Long	10	09/04/2015	—	(187,847)
3-Month Copper	Short	(10)	09/04/2015	183,988	—
3-Month Copper	Long	3	09/08/2015	—	(53,247)
3-Month Copper	Short	(3)	09/08/2015	53,233	—
3-Month Copper	Long	4	09/09/2015	—	(77,085)
3-Month Copper	Short	(4)	09/09/2015	73,061	—
3-Month Copper	Long	7	09/11/2015	—	(117,362)
3-Month Copper	Short	(7)	09/11/2015	113,493	—
3-Month Copper	Long	2	09/15/2015	—	(30,010)
3-Month Copper	Short	(2)	09/15/2015	29,668	—
3-Month Copper	Long	8	09/17/2015	—	(108,570)
3-Month Copper	Short	(8)	09/17/2015	108,209	—
3-Month Copper	Short	(7)	09/18/2015	97,457	—
3-Month Copper	Long	7	09/18/2015	—	(93,642)
3-Month Copper	Long	11	09/22/2015	—	(122,523)
3-Month Copper	Short	(11)	09/22/2015	123,384	—
3-Month Copper	Short	(5)	09/23/2015	66,585	—
3-Month Copper	Long	5	09/23/2015	—	(64,344)
3-Month Copper	Long	3	09/24/2015	—	(42,112)
3-Month Copper	Short	(3)	09/24/2015	43,784	—
3-Month Copper	Short	(1)	09/25/2015	13,112	—
3-Month Copper	Long	2	09/25/2015	—	(26,077)
3-Month Copper	Long	1	09/25/2015	—	(13,718)
3-Month Copper	Short	(2)	09/25/2015	25,220	—
3-Month Copper	Long	1	09/29/2015	—	(13,988)
3-Month Copper	Short	(1)	09/29/2015	13,889	—
3-Month Copper	Short	(4)	10/07/2015	25,488	—
3-Month Copper	Long	4	10/07/2015	—	(27,744)
3-Month Copper	Short	(3)	10/08/2015	11,363	—
3-Month Copper	Long	3	10/08/2015	—	(5,792)
3-Month Copper	Short	(7)	10/09/2015	60,790	—
3-Month Copper	Long	7	10/09/2015	—	(62,498)
3-Month EURIBOR	Long	73	12/14/2015	1,076	—
3-Month EURIBOR	Long	66	03/14/2016	419	—
3-Month EURIBOR	Long	71	06/13/2016	2,937	—
3-Month EURIBOR	Long	84	09/19/2016	4,997	—
3-Month EURIBOR	Long	113	12/19/2016	7,897	—
3-Month EURIBOR	Long	127	03/13/2017	11,037	—
3-Month EURIBOR	Long	131	06/19/2017	9,984	—
3-Month Euroswiss	Long	10	12/14/2015	—	(2,587)
3-Month Euroswiss	Long	16	03/14/2016	—	(3,209)
3-Month Euroswiss	Long	20	06/13/2016	—	(3,173)
3-Month Nickel	Long	3	08/06/2015	—	(61,319)
3-Month Nickel	Short	(3)	08/06/2015	61,463	—
3-Month Nickel	Long	2	08/12/2015	—	(37,150)
3-Month Nickel	Short	(2)	08/12/2015	36,321	—
3-Month Nickel	Long	2	08/13/2015	—	(39,273)
3-Month Nickel	Short	(2)	08/13/2015	37,074	—
3-Month Nickel	Long	1	08/28/2015	—	(10,750)
3-Month Nickel	Short	(1)	08/28/2015	11,241	—

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Nickel	Short	(4)	10/09/2015	$6,758	$—
3-Month Nickel	Long	4	10/09/2015	—	(10,374)
3-Month Sterling	Long	275	12/16/2015	6,734	—
3-Month Sterling	Long	219	03/16/2016	2,427	—
3-Month Sterling	Long	153	06/15/2016	—	(3,771)
3-Month Sterling	Long	227	09/21/2016	5,175	—
3-Month Zinc	Long	2	08/07/2015	—	(22,718)
3-Month Zinc	Short	(2)	08/07/2015	22,508	—
3-Month Zinc	Long	2	08/12/2015	—	(19,154)
3-Month Zinc	Short	(2)	08/12/2015	18,826	—
3-Month Zinc	Long	1	08/14/2015	—	(10,042)
3-Month Zinc	Short	(1)	08/14/2015	9,384	—
3-Month Zinc	Long	1	08/18/2015	—	(9,537)
3-Month Zinc	Short	(1)	08/18/2015	9,480	—
3-Month Zinc	Long	2	08/19/2015	—	(17,652)
3-Month Zinc	Short	(2)	08/19/2015	16,970	—
3-Month Zinc	Long	4	08/21/2015	—	(26,285)
3-Month Zinc	Short	(4)	08/21/2015	27,990	—
3-Month Zinc	Long	7	08/27/2015	—	(45,692)
3-Month Zinc	Short	(7)	08/27/2015	46,443	—
3-Month Zinc	Long	18	08/28/2015	—	(140,375)
3-Month Zinc	Short	(18)	08/28/2015	137,405	—
3-Month Zinc	Long	9	09/04/2015	—	(54,641)
3-Month Zinc	Short	(9)	09/04/2015	53,899	—
3-Month Zinc	Long	1	09/11/2015	—	(5,299)
3-Month Zinc	Short	(1)	09/11/2015	5,082	—
3-Month Zinc	Long	4	09/15/2015	—	(20,947)
3-Month Zinc	Short	(4)	09/15/2015	18,929	—
3-Month Zinc	Short	(3)	09/17/2015	13,226	—
3-Month Zinc	Long	3	09/17/2015	—	(13,080)
3-Month Zinc	Long	1	09/22/2015	—	(3,099)
3-Month Zinc	Short	(1)	09/22/2015	3,187	—
3-Month Zinc	Long	9	09/23/2015	—	(27,785)
3-Month Zinc	Short	(9)	09/23/2015	27,334	—
3-Month Zinc	Short	(6)	09/24/2015	22,168	—
3-Month Zinc	Long	6	09/24/2015	—	(21,906)
3-Month Zinc	Short	(8)	09/25/2015	24,157	—
3-Month Zinc	Long	8	09/25/2015	—	(24,008)
3-Month Zinc	Short	(5)	09/29/2015	12,478	—
3-Month Zinc	Long	5	09/29/2015	—	(12,640)
3-Month Zinc	Long	6	09/30/2015	—	(11,449)
3-Month Zinc	Short	(6)	09/30/2015	9,479	—
3-Month Zinc	Short	(3)	10/01/2015	8,274	—
3-Month Zinc	Long	3	10/01/2015	—	(6,643)
3-Month Zinc	Short	(2)	10/02/2015	6,869	—
3-Month Zinc	Long	2	10/02/2015	—	(6,140)
3-Month Zinc	Short	(1)	10/08/2015	282	—
3-Month Zinc	Long	1	10/08/2015	—	(781)
3-Month Zinc	Short	(1)	10/15/2015	4,379	—
3-Month Zinc	Long	1	10/15/2015	—	(4,169)
3-Month Zinc	Short	(3)	10/16/2015	11,549	—
3-Month Zinc	Long	3	10/16/2015	—	(12,192)
90-Day Eurodollar	Long	207	12/14/2015	—	(2,712)
90-Day Eurodollar	Long	226	03/14/2016	767	—
90-Day Eurodollar	Long	246	06/13/2016	19,011	—
90-Day Eurodollar	Long	228	09/19/2016	45,071	—
90-Day Eurodollar	Long	201	12/19/2016	40,562	—
90-Day Eurodollar	Long	181	03/13/2017	38,948	—
90-Day Eurodollar	Long	160	06/19/2017	28,809	—
90-Day Sterling	Long	189	12/21/2016	12,720	—
90-Day Sterling	Long	149	03/15/2017	15,010	—

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Sterling	Long	125	06/21/2017	$9,496	$—
2-Year U.S. Treasury Note	Long	58	09/30/2015	6,402	—
3-Year Australian Treasury Bond	Long	473	09/15/2015	—	(5,013)
5-Year U.S. Treasury Note	Long	92	09/30/2015	21,633	—
10-Year Australian Treasury Bond	Long	55	09/15/2015	20,410	—
10-Year Government of Canada Bond	Long	175	09/21/2015	106,099	—
10-Year Japan Government Bond	Long	27	09/10/2015	49,344	—
10-Year U.S. Treasury Note	Long	100	09/21/2015	35,785	—
Aluminum	Short	(64)	09/14/2015	236,432	—
Amsterdam Index	Long	26	08/21/2015	5,445	—
Brent Crude Oil	Short	(139)	08/14/2015	848,374	—
CAC 40 Index	Long	106	08/21/2015	18,380	—
Cocoa	Long	27	09/15/2015	—	(7,225)
Cocoa	Long	54	09/15/2015	50,787	—
Coffee “C”	Short	(96)	09/18/2015	281,850	—
Copper	Long	35	09/14/2015	—	(417,670)
Copper	Short	(67)	09/14/2015	1,070,474	—
Copper	Short	(71)	09/28/2015	444,314	—
Corn	Short	(63)	09/14/2015	374	—
Cotton No. 2	Short	(11)	12/08/2015	—	(1,473)
DAX® Index	Long	5	09/18/2015	—	(41,522)
DJIA Mini Index	Long	33	09/18/2015	—	(28,781)
Euro OAT	Long	16	09/08/2015	49,084	—
EURO STOXX 50® Index	Long	122	09/18/2015	—	(39,375)
Euro-BTP Italian Government Bond	Long	14	09/08/2015	68,922	—
FTSE 100 Index	Short	(56)	09/18/2015	—	(67,658)
FTSE China A50 Index	Long	6	08/28/2015	—	(607)
FTSE JSE Top 40 Index	Short	(12)	09/17/2015	574	—
FTSE MIB Index	Long	24	09/18/2015	10,358	—
German Euro BOBL	Long	160	09/08/2015	40,192	—
German Euro Bund	Long	11	09/08/2015	19,522	—
German Euro BUXL	Long	7	09/08/2015	32,370	—
German Euro Schatz	Long	147	09/08/2015	—	(4,489)
H-Shares Index	Short	(5)	08/28/2015	1,519	—
Hang Seng Index	Short	(16)	08/28/2015	—	(6,922)
IBEX 35 Index	Long	45	08/21/2015	—	(135,413)
KOSPI 200 Index	Short	(127)	09/10/2015	332,553	—
Lean Hogs	Short	(31)	10/14/2015	4,265	—
Low Sulfur Gasoline	Short	(181)	09/10/2015	707,669	—
MSCI EAFE Mini Index	Short	(10)	09/18/2015	—	(11,617)
MSCI Emerging Markets Mini Index	Short	(151)	09/18/2015	205,583	—
MSCI Singapore Index	Short	(18)	08/28/2015	25,092	—
MSCI Taiwan Index	Short	(107)	08/28/2015	—	(37,565)
NASDAQ 100 E-Mini Index	Long	248	09/18/2015	106,843	—
Natural Gas	Short	(90)	08/27/2015	109,191	—
New York Harbor ULSD	Short	(80)	08/31/2015	462,377	—
Nickel	Short	(24)	09/14/2015	347,069	—
Nickel	Long	4	09/14/2015	—	(6,790)
Nikkei 225 Index	Long	72	09/10/2015	27,727	—
OMX Stockholm 30 Index	Long	108	08/21/2015	—	(31,659)
Palladium	Short	(34)	09/28/2015	430,540	—
RBOB Gasoline	Short	(30)	08/31/2015	53,292	—
Russell 2000® Mini Index	Long	22	09/18/2015	—	(56,425)
S&P 500® E-Mini	Long	78	09/18/2015	—	(2,365)
S&P Midcap 400 E-Mini Index	Long	3	09/18/2015	—	(913)
S&P/ASX 200 Index	Long	9	09/17/2015	2,501	—
S&P/TSX 60 Index	Short	(86)	09/17/2015	—	(177,486)
SGX CNX Nifty Index	Long	97	08/27/2015	10,342	—
Silver	Short	(52)	09/28/2015	260,855	—

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Soybean	Short	(123)	11/13/2015	$24,429	$—
Soybean Meal	Long	23	12/14/2015	—	(44,593)
Soybean Oil	Short	(49)	12/14/2015	26,065	—
Sugar No. 11	Short	(293)	09/30/2015	286,585	—
TOPIX Index	Long	90	09/10/2015	21,954	—
U.K. Gilt	Long	21	09/28/2015	18,192	—
U.S. Treasury Bond	Long	27	09/21/2015	50,702	—
U.S. Treasury Bond	Long	18	09/21/2015	27,878	—
Wheat	Short	(12)	09/14/2015	—	(634)
WTI Crude	Short	(128)	08/20/2015	726,619	—
Zinc	Long	30	09/14/2015	—	(156,872)
Zinc	Short	(67)	09/14/2015	247,553	—

Total				$11,146,496	$(4,241,448)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/16/2015	AUD	38,566,500	USD	29,436,907	$—	$(1,321,233)
CITI	09/16/2015	BRL	14,900,000	USD	4,627,157	—	(348,120)
CITI	09/16/2015	CAD	42,282,499	USD	33,886,327	—	(1,566,385)
CITI	09/16/2015	CHF	295,000	USD	316,134	—	(10,360)
CITI	09/16/2015	COP	700,000,000	USD	273,803	—	(31,356)
CITI	09/16/2015	CZK	297,950,000	USD	12,255,939	—	(167,780)
CITI	09/16/2015	EUR	137,311,500	USD	153,159,421	118,277	(2,380,982)
CITI	09/16/2015	GBP	35,256,000	USD	54,614,452	634,309	(209,558)
CITI	09/16/2015	HKD	7,767,500	USD	1,001,987	89	(162)
CITI	09/16/2015	HUF	1,848,000,000	USD	6,562,640	43,551	(4,532)
CITI	09/16/2015	IDR	15,900,000,000	USD	1,171,519	—	(6,966)
CITI	09/16/2015	ILS	4,450,000	USD	1,157,788	21,926	—
CITI	09/16/2015	INR	407,500,000	USD	6,299,394	19,321	(20,515)
CITI	09/16/2015	JPY	15,376,092,500	USD	125,298,322	32,028	(1,189,480)
CITI	09/16/2015	KRW	15,150,000,001	USD	13,637,657	—	(709,197)
CITI	09/16/2015	NOK	66,284,000	USD	8,451,888	64	(345,829)
CITI	09/16/2015	NZD	31,218,000	USD	20,784,353	8,185	(264,777)
CITI	09/16/2015	PHP	98,500,000	USD	2,176,698	—	(29,062)
CITI	09/16/2015	PLN	38,500,000	USD	10,284,303	7,428	(99,579)
CITI	09/16/2015	SEK	254,528,500	USD	31,083,556	—	(1,553,151)
CITI	09/16/2015	SGD	21,965,000	USD	16,260,744	161	(272,453)
CITI	09/16/2015	TRY	23,100,000	USD	8,493,572	—	(270,468)
CITI	09/16/2015	TWD	349,000,000	USD	11,329,614	—	(270,831)
CITI	09/16/2015	USD	45,371,296	AUD	60,286,000	1,427,010	(5,298)
CITI	09/16/2015	USD	7,147,425	BRL	23,495,000	400,040	—
CITI	09/16/2015	USD	45,944,722	CAD	58,046,000	1,575,459	—
CITI	09/16/2015	USD	34,344	CHF	32,000	1,175	—
CITI	09/16/2015	USD	1,282,793	CLP	820,000,000	72,020	—
CITI	09/16/2015	USD	768,202	COP	2,020,000,000	68,572	—
CITI	09/16/2015	USD	4,049,769	CZK	100,000,000	22,766	(30,107)
CITI	09/16/2015	USD	142,684,201	EUR	127,862,816	2,390,244	(219,252)
CITI	09/16/2015	USD	42,330,398	GBP	27,485,000	2,148	(579,413)
CITI	09/16/2015	USD	5,979,256	HUF	1,675,000,000	29,157	(33,547)
CITI	09/16/2015	USD	3,056,071	IDR	41,550,000,000	14,809	(1,958)
CITI	09/16/2015	USD	1,343,558	ILS	5,150,000	—	(21,731)
CITI	09/16/2015	USD	2,436,640	INR	158,500,000	—	(13,089)
CITI	09/16/2015	USD	118,064,511	JPY	14,645,646,999	125,074	(304,089)
CITI	09/16/2015	USD	17,587,300	KRW	19,840,000,000	656,565	—
CITI	09/16/2015	USD	29,690,239	NOK	235,134,500	964,552	(29,805)
CITI	09/16/2015	USD	41,227,899	NZD	59,611,500	2,029,658	—
CITI	09/16/2015	USD	4,542,491	PHP	206,000,000	51,242	(252)

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/16/2015	USD	11,199,308	PLN	42,200,000	$61,614	$(33,967)
CITI	09/16/2015	USD	47,648,160	SEK	404,615,500	708,022	(3,365)
CITI	09/16/2015	USD	16,190,385	SGD	21,980,000	191,013	—
CITI	09/16/2015	USD	8,391,275	TRY	23,440,000	56,212	(9,073)
CITI	09/16/2015	USD	13,250,127	TWD	410,000,000	258,436	—
CITI	09/16/2015	USD	4,725,016	ZAR	59,650,000	49,339	(409)
CITI	09/16/2015	ZAR	57,000,000	USD	4,570,382	—	(102,035)
CITI	09/17/2015	MXN	116,500,000	USD	7,377,148	6,021	(179,149)
CITI	09/17/2015	MYR	7,100,000	USD	1,871,940	669	(23,464)
CITI	09/17/2015	USD	12,061,948	MXN	188,200,000	424,210	—
CITI	09/17/2015	USD	3,094,882	MYR	11,550,000	86,766	—
CSFB	09/16/2015	AUD	38,566,500	USD	29,436,238	—	(1,320,564)
CSFB	09/16/2015	BRL	15,300,000	USD	4,751,107	—	(357,197)
CSFB	09/16/2015	CAD	42,282,499	USD	33,886,188	—	(1,566,246)
CSFB	09/16/2015	CHF	302,000	USD	323,328	—	(10,299)
CSFB	09/16/2015	COP	2,200,000,000	USD	838,775	—	(76,800)
CSFB	09/16/2015	CZK	297,950,000	USD	12,255,866	—	(167,708)
CSFB	09/16/2015	EUR	137,399,500	USD	153,255,886	118,597	(2,381,060)
CSFB	09/16/2015	GBP	35,255,999	USD	54,614,223	634,389	(209,408)
CSFB	09/16/2015	HKD	8,417,500	USD	1,085,761	128	(132)
CSFB	09/16/2015	HUF	1,848,000,000	USD	6,562,296	43,933	(4,574)
CSFB	09/16/2015	IDR	23,400,000,000	USD	1,720,310	1,276	(7,715)
CSFB	09/16/2015	ILS	4,450,000	USD	1,157,746	21,969	—
CSFB	09/16/2015	INR	408,500,000	USD	6,315,004	19,321	(20,670)
CSFB	09/16/2015	JPY	15,376,092,500	USD	125,290,644	32,248	(1,182,023)
CSFB	09/16/2015	KRW	15,150,000,000	USD	13,637,656	—	(709,196)
CSFB	09/16/2015	NOK	66,284,000	USD	8,451,744	69	(345,689)
CSFB	09/16/2015	NZD	31,218,000	USD	20,779,714	8,658	(260,611)
CSFB	09/16/2015	PHP	98,500,000	USD	2,176,696	—	(29,061)
CSFB	09/16/2015	PLN	38,400,000	USD	10,257,764	7,412	(99,494)
CSFB	09/16/2015	SEK	254,528,500	USD	31,079,469	—	(1,549,062)
CSFB	09/16/2015	SGD	21,965,000	USD	16,260,755	166	(272,469)
CSFB	09/16/2015	TRY	23,100,000	USD	8,494,412	—	(271,307)
CSFB	09/16/2015	TWD	349,000,000	USD	11,329,615	—	(270,834)
CSFB	09/16/2015	USD	45,651,858	AUD	60,665,000	1,431,814	(5,838)
CSFB	09/16/2015	USD	7,147,427	BRL	23,495,000	400,042	—
CSFB	09/16/2015	USD	45,946,599	CAD	58,046,000	1,577,336	—
CSFB	09/16/2015	USD	878,886	CHF	818,000	31,013	—
CSFB	09/16/2015	USD	1,282,793	CLP	820,000,000	72,020	—
CSFB	09/16/2015	USD	768,201	COP	2,020,000,000	68,571	—
CSFB	09/16/2015	USD	4,458,126	CZK	110,000,000	25,302	(29,995)
CSFB	09/16/2015	USD	142,784,491	EUR	127,950,815	2,393,290	(218,711)
CSFB	09/16/2015	USD	42,330,767	GBP	27,485,000	2,166	(579,063)
CSFB	09/16/2015	USD	1,830,248	HKD	14,189,000	71	(33)
CSFB	09/16/2015	USD	6,087,787	HUF	1,705,000,000	30,007	(33,034)
CSFB	09/16/2015	USD	3,056,071	IDR	41,550,000,000	14,809	(1,958)
CSFB	09/16/2015	USD	1,395,332	ILS	5,349,999	—	(22,977)
CSFB	09/16/2015	USD	2,436,528	INR	158,500,000	—	(13,202)
CSFB	09/16/2015	USD	118,065,549	JPY	14,645,646,998	125,769	(303,744)
CSFB	09/16/2015	USD	17,587,319	KRW	19,840,000,000	656,586	—
CSFB	09/16/2015	USD	29,691,670	NOK	235,134,500	965,792	(29,614)
CSFB	09/16/2015	USD	41,236,585	NZD	59,611,500	2,038,345	—
CSFB	09/16/2015	USD	4,564,336	PHP	207,000,000	51,284	(252)
CSFB	09/16/2015	USD	11,199,692	PLN	42,200,000	61,819	(33,787)
CSFB	09/16/2015	USD	47,656,509	SEK	404,615,500	715,959	(2,949)
CSFB	09/16/2015	USD	16,560,962	SGD	22,480,000	197,646	(7)
CSFB	09/16/2015	USD	8,480,003	TRY	23,690,000	56,424	(9,552)
CSFB	09/16/2015	USD	13,250,123	TWD	410,000,000	258,432	—
CSFB	09/16/2015	USD	5,435,635	ZAR	68,450,000	70,109	(408)
CSFB	09/16/2015	ZAR	57,000,000	USD	4,570,177	—	(101,832)
CSFB	09/17/2015	MXN	117,500,000	USD	7,437,382	7,354	(178,880)
CSFB	09/17/2015	MYR	7,100,000	USD	1,871,941	669	(23,465)
CSFB	09/17/2015	USD	12,062,892	MXN	188,200,000	425,154	—
CSFB	09/17/2015	USD	3,094,883	MYR	11,550,000	86,768	—

Total						$25,210,849	$(25,364,199)

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$276,587,945	$—	$276,587,945
Short-Term Investment Companies	20,271,150	—	—	20,271,150

Total Investments	$20,271,150	$276,587,945	$—	$296,859,095

Other Financial Instruments
Over-The-Counter Total Return Swap Agreements	$—	$1,421,240	$—	$1,421,240
Futures Contracts (H)	11,146,496	—	—	11,146,496
Forward Foreign Currency Contracts (H)	—	25,210,849	—	25,210,849

Total Other Financial Instruments	$11,146,496	$26,632,089	$—	$37,778,585

LIABILITIES
Other Financial Instruments
Over-The-Counter Total Return Swap Agreements	$—	$(334,495)	$—	$(334,495)
Futures Contracts (H)	(4,241,448)	—	—	(4,241,448)
Forward Foreign Currency Contracts (H)	—	(25,364,199)	—	(25,364,199)

Total Other Financial Instruments	$(4,241,448)	$(25,698,694)	$—	$(29,940,142)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2015.
(B)	Aggregate cost for federal income tax purposes is $296,847,641. Aggregate gross unrealized appreciation for all securities is $11,454.
(C)	Cash in the amount of $135,601 has been segregated by the broker as collateral for open swap and/or forward foreign currency contracts.
(D)	Cash in the amount of $8,942,484 has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts.
(E)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(F)	Cash in the amount of $11,666,618 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

CURRENCY ABBREVIATIONS (continued):

PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Brazilian Stock Exchange Index
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Republic of Italy (“Buoni del Tesoro Poliennali”) Treasury Bonds
BUXL	Bundesanleihen (German Long-Term Debt)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
EURIBOR	Euro InterBank Offered Rate
FTSE	Financial Times & London Stock Exchange Index
HG	High Grade
H-Shares	Shares of companies incorporated in mainland China that are traded on the Hong Kong Stock Exchange
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Africa Index Series
KOSPI	Korea Composite Stock Price Index
MIB	Milano Borsa Italiana (Italian Stock Exchange)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SGX	Singapore Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2015 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.2%
Spirit Aerosystems Holdings, Inc., Class A (A)	160,314	$ 9,025,678

Auto Components - 2.9%
BorgWarner, Inc. (B)	243,890	12,123,772

Banks - 7.6%
CIT Group, Inc.	215,517	10,137,920
Comerica, Inc., Class A (B)	211,943	10,052,456
First Republic Bank, Class A (B)	177,586	11,328,211

		31,518,587

Chemicals - 4.2%
Methanex Corp. (B)	190,397	8,585,001
RPM International, Inc.	186,785	8,754,613

		17,339,614

Communications Equipment - 3.0%
F5 Networks, Inc., Class B (A)	94,371	12,658,926

Construction Materials - 2.9%
Eagle Materials, Inc.	156,765	12,092,852

Electronic Equipment, Instruments & Components - 1.7%
Trimble Navigation, Ltd. (A) (B)	314,445	7,263,680

Food & Staples Retailing - 2.8%
Rite Aid Corp. (A)	1,308,739	11,660,864

Food Products - 2.2%
WhiteWave Foods Co., Class A (A) (B)	180,009	9,292,065

Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (A) (B)	159,751	10,016,388

Health Care Providers & Services - 9.5%
Brookdale Senior Living, Inc., Class A (A) (B)	379,105	12,559,749
Cardinal Health, Inc. (B)	84,091	7,146,053
Laboratory Corp. of America Holdings (A)	73,531	9,359,761
Universal Health Services, Inc., Class B	73,263	10,639,985

		39,705,548

Household Durables - 3.8%
Mohawk Industries, Inc. (A)	46,473	9,368,492
Whirlpool Corp.	36,434	6,475,415

		15,843,907

Insurance - 3.1%
Hartford Financial Services Group, Inc.	273,679	13,013,436

Internet Software & Services - 2.2%
IAC/InterActiveCorp	119,693	9,247,481

Machinery - 2.7%
WABCO Holdings, Inc. (A)	90,126	11,127,857

Media - 2.4%
Starz, Class A (A)	249,749	10,102,347

Oil, Gas & Consumable Fuels - 3.6%
EQT Corp.	194,890	14,977,296

Pharmaceuticals - 2.0%
Mylan NV (A)	148,831	8,333,048

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 6.5%
Equifax, Inc.	141,691	$ 14,470,902
Towers Watson & Co., Class A (B)	98,865	12,534,105

		27,005,007

Road & Rail - 6.7%
Genesee & Wyoming, Inc., Class A (A) (B)	103,706	7,385,941
Old Dominion Freight Line, Inc. (A)	148,718	10,878,722
Ryder System, Inc., Class A (B)	106,127	9,606,616

		27,871,279

Semiconductors & Semiconductor Equipment - 6.2%
Broadcom Corp., Class A	247,905	12,546,472
KLA-Tencor Corp.	142,841	7,577,715
Synaptics, Inc. (A) (B)	70,458	5,592,956

		25,717,143

Software - 2.8%
Fortinet, Inc. (A)	240,992	11,504,958

Specialty Retail - 9.4%
Dick’s Sporting Goods, Inc.	157,087	8,008,295
Foot Locker, Inc. (B)	166,128	11,720,330
Signet Jewelers, Ltd.	85,745	10,394,009
Ulta Salon Cosmetics & Fragrance, Inc. (A)	54,688	9,079,849

		39,202,483

Textiles, Apparel & Luxury Goods - 2.6%
Gildan Activewear, Inc., Class A (B)	334,200	10,787,976

Trading Companies & Distributors - 3.1%
Air Lease Corp., Class A (B)	359,916	12,723,031

Total Common Stocks (Cost $403,450,164)		410,155,223

SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	34,169,808	34,169,808

Total Securities Lending Collateral (Cost $34,169,808)		34,169,808

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $6,868,757 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $7,006,230.	$ 6,868,751	6,868,751

Total Repurchase Agreement (Cost $6,868,751)		6,868,751

Total Investments (Cost $444,488,723) (D)		451,193,782
Net Other Assets (Liabilities) - (8.3)%		(34,404,420)

Net Assets - 100.0%		$ 416,789,362

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$410,155,223	$—	$—	$410,155,223
Securities Lending Collateral	34,169,808	—	—	34,169,808
Repurchase Agreement	—	6,868,751	—	6,868,751

Total Investments	$444,325,031	$6,868,751	$—	$451,193,782

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $33,443,584. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $444,488,723. Aggregate gross unrealized appreciation and depreciation for all securities is $22,114,329 and $15,409,270, respectively. Net unrealized appreciation for tax purposes is $6,705,059.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Banks - 6.8%
Citizens Financial Group, Inc.	78,904	$ 2,057,027
City National Corp.	21,548	1,937,381
Fifth Third Bancorp	195,575	4,120,765
First Republic Bank, Class A	30,717	1,959,437
Huntington Bancshares, Inc., Class A	90,089	1,051,339
M&T Bank Corp. (A)	23,497	3,081,632
SunTrust Banks, Inc.	87,330	3,872,212
Zions Bancorporation (A)	28,215	880,026

		18,959,819

Beverages - 1.6%
Constellation Brands, Inc., Class A	18,533	2,224,331
Dr. Pepper Snapple Group, Inc.	28,431	2,280,735

		4,505,066

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	44,375	2,118,906

Capital Markets - 4.6%
Ameriprise Financial, Inc.	27,937	3,510,843
Invesco, Ltd.	70,779	2,732,069
Legg Mason, Inc.	30,503	1,505,018
Northern Trust Corp.	25,287	1,934,203
T. Rowe Price Group, Inc.	40,554	3,127,930

		12,810,063

Chemicals - 2.4%
Airgas, Inc.	31,111	3,173,944
Albemarle Corp.	28,375	1,537,925
Sherwin-Williams Co.	7,574	2,103,754

		6,815,623

Communications Equipment - 0.6%
CommScope Holding Co., Inc. (B)	56,951	1,786,553

Consumer Finance - 0.8%
Ally Financial, Inc. (B)	94,772	2,157,958

Containers & Packaging - 2.9%
Ball Corp.	31,506	2,137,367
Silgan Holdings, Inc.	59,919	3,203,869
WestRock Co. (B)	43,191	2,723,624

		8,064,860

Distributors - 0.8%
Genuine Parts Co.	24,744	2,200,979

Electric Utilities - 2.8%
Edison International	38,787	2,327,608
Westar Energy, Inc., Class A	73,808	2,778,871
Xcel Energy, Inc.	82,403	2,856,912

		7,963,391

Electrical Equipment - 2.7%
AMETEK, Inc., Class A	50,752	2,692,394
Hubbell, Inc., Class B	29,586	3,089,074
Regal Beloit Corp.	27,395	1,902,035

		7,683,503

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp., Class A	47,917	$ 2,702,998
Arrow Electronics, Inc. (B)	72,506	4,216,224

		6,919,222

Food & Staples Retailing - 2.5%
Kroger Co.	99,406	3,900,692
Rite Aid Corp. (B)	334,818	2,983,228

		6,883,920

Food Products - 0.9%
Hershey Co.	26,142	2,428,330

Gas Utilities - 1.7%
National Fuel Gas Co. (A)	27,984	1,513,095
Questar Corp.	153,506	3,398,623

		4,911,718

Health Care Providers & Services - 5.8%
AmerisourceBergen Corp., Class A	30,258	3,199,783
Brookdale Senior Living, Inc., Class A (A) (B)	62,928	2,084,805
Cigna Corp.	24,338	3,506,132
Henry Schein, Inc. (B)	12,647	1,871,503
Humana, Inc., Class A	21,753	3,961,004
Universal Health Services, Inc., Class B	11,100	1,612,053

		16,235,280

Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc., Class A	27,655	2,008,030
Starwood Hotels & Resorts Worldwide, Inc.	21,268	1,689,955

		3,697,985

Household Durables - 2.8%
Jarden Corp. (B)	56,119	3,086,545
Mohawk Industries, Inc. (B)	24,083	4,854,892

		7,941,437

Household Products - 0.4%
Energizer Holdings, Inc. (B)	26,888	1,035,457

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	33,627	3,405,070

Insurance - 8.7%
Alleghany Corp. (B)	3,684	1,790,903
Chubb Corp., Class A	20,945	2,604,092
Hartford Financial Services Group, Inc.	71,101	3,380,853
Loews Corp.	110,409	4,207,687
Marsh & McLennan Cos., Inc.	64,362	3,729,134
Old Republic International Corp.	52,492	878,191
Progressive Corp.	36,000	1,098,000
Unum Group	72,217	2,588,257
WR Berkley Corp.	20,075	1,118,579
XL Group PLC, Class A	80,045	3,043,311

		24,439,007

Internet & Catalog Retail - 1.4%
Expedia, Inc.	31,514	3,827,060

IT Services - 1.6%
Jack Henry & Associates, Inc.	66,123	4,619,353

Machinery - 2.4%
IDEX Corp.	37,340	2,838,960

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Rexnord Corp. (B)	53,679	$ 1,137,995
Snap-on, Inc.	16,338	2,692,502

		6,669,457

Media - 2.8%
CBS Corp., Class B	32,382	1,731,466
DISH Network Corp., Class A (B)	43,285	2,796,644
Gannett Co., Inc. (B)	9,489	120,036
TEGNA, Inc.	68,842	2,005,367
Time, Inc.	57,595	1,285,520

		7,939,033

Multi-Utilities - 3.9%
CenterPoint Energy, Inc.	181,372	3,507,734
CMS Energy Corp.	81,014	2,775,540
NiSource, Inc., Class B	34,325	599,314
Sempra Energy	19,002	1,934,024
WEC Energy Group, Inc.	46,357	2,271,493

		11,088,105

Multiline Retail - 2.5%
Kohl’s Corp. (A)	74,765	4,584,590
Nordstrom, Inc.	30,782	2,348,974

		6,933,564

Oil, Gas & Consumable Fuels - 4.9%
Columbia Pipeline Group, Inc.	72,153	2,105,425
Energen Corp.	70,916	3,914,563
EQT Corp.	52,212	4,012,492
PBF Energy, Inc., Class A	45,212	1,427,343
Southwestern Energy Co. (A) (B)	120,343	2,238,380

		13,698,203

Personal Products - 0.7%
Edgewell Personal Care Co.	21,888	2,094,901

Professional Services - 1.1%
Equifax, Inc.	30,548	3,119,867

Real Estate Investment Trusts - 8.3%
American Campus Communities, Inc.	45,081	1,682,423
AvalonBay Communities, Inc.	17,503	3,016,467
Boston Properties, Inc.	13,203	1,627,666
Brixmor Property Group, Inc.	91,084	2,228,825
General Growth Properties, Inc.	90,056	2,444,120
Kimco Realty Corp.	120,353	2,973,923
Outfront Media, Inc.	52,567	1,321,009
Rayonier, Inc.	60,335	1,484,241
Regency Centers Corp.	26,189	1,675,310
Vornado Realty Trust, Class A	29,304	2,858,605
Weyerhaeuser Co.	64,857	1,990,461

		23,303,050

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc., Class A	43,257	2,523,181
KLA-Tencor Corp.	19,682	1,044,130
Xilinx, Inc.	75,141	3,137,137

		6,704,448

Software - 1.4%
Synopsys, Inc. (B)	76,243	3,876,194

Specialty Retail - 5.5%
AutoZone, Inc. (B)	4,627	3,243,249
Bed Bath & Beyond, Inc. (A) (B)	45,956	2,997,710
Best Buy Co., Inc. (A)	87,752	2,833,512

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Gap, Inc., Class A (A)	85,495	$ 3,118,858
Tiffany & Co.	34,038	3,257,437

		15,450,766

Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	21,490	2,493,699
VF Corp.	19,831	1,528,772

		4,022,471

Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	106,849	1,101,613

Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc., Class A (A)	41,670	2,969,404

Total Common Stocks (Cost $186,850,005)		270,381,636

SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	22,534,733	22,534,733

Total Securities Lending Collateral (Cost $22,534,733)		22,534,733

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $9,403,398 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $9,594,167.	$ 9,403,390	9,403,390

Total Repurchase Agreement (Cost $9,403,390)		9,403,390

Total Investments (Cost $218,788,128) (D)		302,319,759
Net Other Assets (Liabilities) - (7.8)%		(21,811,444)

Net Assets - 100.0%		$ 280,508,315

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$270,381,636	$—	$—	$270,381,636
Securities Lending Collateral	22,534,733	—	—	22,534,733
Repurchase Agreement	—	9,403,390	—	9,403,390

Total Investments	$292,916,369	$9,403,390	$—	$302,319,759

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $22,044,533. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $218,788,128. Aggregate gross unrealized appreciation and depreciation for all securities is $87,292,741 and $3,761,110, respectively. Net unrealized appreciation for tax purposes is $83,531,631.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Airlines - 2.2%
Alaska Air Group, Inc.	58,300	$ 4,416,225
Copa Holdings SA, Class A (A)	82,800	6,253,884

		10,670,109

Banks - 2.2%
CIT Group, Inc.	180,300	8,481,312
First Republic Bank, Class A	38,300	2,443,157

		10,924,469

Commercial Services & Supplies - 1.6%
ADT Corp. (A)	226,200	7,810,686

Communications Equipment - 2.7%
ARRIS Group, Inc. (B)	199,600	6,171,632
EchoStar Corp., Class A (B)	151,000	7,009,420

		13,181,052

Consumer Finance - 0.7%
Navient Corp.	215,800	3,388,060

Containers & Packaging - 2.2%
Bemis Co., Inc.	100,700	4,488,199
Rexam, PLC, ADR	146,266	6,359,646

		10,847,845

Diversified Consumer Services - 2.0%
H&R Block, Inc.	290,000	9,654,100

Electric Utilities - 6.9%
PPL Corp.	562,450	17,891,534
Westar Energy, Inc., Class A	210,200	7,914,030
Xcel Energy, Inc.	220,600	7,648,202

		33,453,766

Electrical Equipment - 0.7%
Babcock & Wilcox Enterprises, Inc. (B)	184,550	3,639,326

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	92,000	3,305,560

Energy Equipment & Services - 0.8%
Nabors Industries, Ltd.	319,400	3,708,234

Food & Staples Retailing - 2.0%
Sysco Corp.	197,400	7,167,594
Whole Foods Market, Inc.	68,900	2,507,960

		9,675,554

Food Products - 4.5%
ConAgra Foods, Inc.	207,900	9,160,074
Kellogg Co.	149,400	9,885,798
McCormick & Co., Inc. (A)	34,900	2,862,149

		21,908,021

Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	56,100	4,767,378
Community Health Systems, Inc. (B)	50,400	2,948,904
Laboratory Corp. of America Holdings (B)	70,800	9,012,132
MEDNAX, Inc. (B)	65,200	5,518,528

		22,246,942

	Shares	Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers - 0.3%
Talen Energy Corp. (B)	78,105	$ 1,228,592

Insurance - 11.6%
Alleghany Corp. (B)	19,800	9,625,374
Allstate Corp.	164,700	11,356,065
Assured Guaranty, Ltd.	254,300	6,220,178
Fairfax Financial Holdings, Ltd.	19,600	9,446,979
Loews Corp.	230,000	8,765,300
Progressive Corp.	361,900	11,037,950

		56,451,846

IT Services - 7.4%
Amdocs, Ltd.	156,700	9,190,455
Computer Sciences Corp.	107,900	7,059,897
DST Systems, Inc.	37,200	4,060,380
Total System Services, Inc.	182,900	8,453,638
Western Union Co. (A)	357,300	7,231,752

		35,996,122

Leisure Products - 0.7%
Brunswick Corp., Class B	65,200	3,461,468

Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc., Class A (B)	60,600	9,134,844

Machinery - 1.9%
BWX Technologies, Inc.	369,100	9,065,096

Media - 9.0%
AMC Networks, Inc., Class A (B)	94,800	7,984,056
Discovery Communications, Inc., Class C (B)	204,200	6,187,260
Liberty Media Corp., Class C (B)	233,400	8,799,180
Madison Square Garden Co., Class A (B)	42,200	3,519,480
News Corp., Class B (B)	681,300	9,722,151
Shaw Communications, Inc., Class B (A)	370,300	7,850,360

		44,062,487

Multi-Utilities - 8.2%
Alliant Energy Corp.	187,300	11,520,823
CMS Energy Corp.	373,300	12,789,258
SCANA Corp.	44,100	2,416,680
WEC Energy Group, Inc.	275,100	13,479,900

		40,206,661

Oil, Gas & Consumable Fuels - 2.6%
Chesapeake Energy Corp. (A)	566,600	4,906,756
Marathon Petroleum Corp.	47,800	2,613,226
Valero Energy Corp.	77,500	5,084,000

		12,603,982

Real Estate Investment Trusts - 4.4%
Annaly Capital Management, Inc.	1,793,400	17,844,330
Equinix, Inc.	13,307	3,711,455

		21,555,785

Semiconductors & Semiconductor Equipment - 2.3%
Micron Technology, Inc. (B)	303,100	5,610,381
NVIDIA Corp.	289,800	5,781,510

		11,391,891

Software - 2.8%
CA, Inc.	200,000	5,827,000

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Citrix Systems, Inc. (B)	56,400	$ 4,264,404
Synopsys, Inc. (B)	75,000	3,813,000

		13,904,404

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A (A)	208,800	4,194,792
Bed Bath & Beyond, Inc. (B)	86,700	5,655,441

		9,850,233

Technology Hardware, Storage & Peripherals - 3.0%
NetApp, Inc.	265,400	8,267,210
Western Digital Corp.	75,400	6,488,924

		14,756,134

Textiles, Apparel & Luxury Goods - 1.2%
Fossil Group, Inc. (B)	85,200	5,857,500

Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp., Class B (A) (B)	293,100	2,470,833

Water Utilities - 2.6%
American Water Works Co., Inc.	240,100	12,463,591

Total Common Stocks (Cost $457,812,468)		468,875,193

SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	34,867,080	34,867,080

Total Securities Lending Collateral (Cost $34,867,080)		34,867,080

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $20,697,783 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $21,115,038.	$ 20,697,766	20,697,766

Total Repurchase Agreement (Cost $20,697,766)		20,697,766

Total Investments (Cost $513,377,314) (D)		524,440,039
Net Other Assets (Liabilities) - (7.5)%		(36,807,891)

Net Assets - 100.0%		$ 487,632,148

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$468,875,193	$—	$—	$468,875,193
Securities Lending Collateral	34,867,080	—	—	34,867,080
Repurchase Agreement	—	20,697,766	—	20,697,766

Total Investments	$503,742,273	$20,697,766	$—	$524,440,039

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $33,998,620. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $513,377,314. Aggregate gross unrealized appreciation and depreciation for all securities is $31,021,282 and $19,958,557, respectively. Net unrealized appreciation for tax purposes is $11,062,725.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 60.0%
Independent Power and Renewable Electricity Producers - 4.5%
Abengoa Yield PLC (A)	366,600	$ 9,304,308
NRG Yield, Inc., Class A (A)	243,595	4,801,257
NRG Yield, Inc., Class C (A)	288,195	5,559,282
TerraForm Power, Inc., Class A (A) (B)	280,100	8,447,816

		28,112,663

Oil, Gas & Consumable Fuels - 52.1%
AltaGas, Ltd. (A)	264,600	7,242,941
Cheniere Energy Partners, LP Holdings LLC	92,100	2,013,306
Cheniere Energy, Inc. (B)	137,500	9,483,375
Columbia Pipeline Group, Inc.	546,300	15,941,034
Enbridge Energy Management LLC (A)	878,415	27,845,755
Enbridge Income Fund Holdings, Inc. (A)	127,500	3,361,395
Enbridge, Inc. (A)	325,221	14,166,627
Gibson Energy, Inc. (A)	120,000	1,769,010
Inter Pipeline, Ltd. (A)	85,500	1,788,645
Keyera Corp. (A)	82,000	2,694,774
Kinder Morgan, Inc. (A)	1,534,692	53,161,731
Marathon Petroleum Corp.	53,900	2,946,713
ONEOK, Inc. (A)	341,500	12,905,285
Pembina Pipeline Corp. (A)	238,200	6,929,238
Phillips 66	257,400	20,463,300
Plains GP Holdings, LP, Class A	1,155,000	29,614,200
SemGroup Corp., Class A	176,600	12,554,494
Spectra Energy Corp. (A)	458,400	13,871,184
Targa Resources Corp. (A)	261,317	23,113,489
Teekay Corp. (A)	260,100	9,314,181
TransCanada Corp.	253,100	9,848,121
Williams Cos., Inc.	844,000	44,293,120

		325,321,918

Real Estate Investment Trusts - 0.9%
InfraREIT, Inc.	160,490	5,381,229

Transportation Infrastructure - 2.5%
Macquarie Infrastructure Corp.	184,900	15,703,557

Total Common Stocks (Cost $399,070,797)		374,519,367

CONVERTIBLE PREFERRED STOCK - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.
7.50% (A) (B)	70,000	3,509,100

Total Convertible Preferred Stock (Cost $3,500,000)		3,509,100

PREFERRED STOCK - 0.1%
Marine - 0.1%
Seaspan Corp.
Series D, 7.95% (A)	37,030	888,720

Total Preferred Stock (Cost $925,750)		888,720

MASTER LIMITED PARTNERSHIPS - 33.4%
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners, LP (B)	32,000	509,440

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels - 33.3%
Antero Midstream Partners, LP	175,200	$ 4,674,336
Buckeye Partners, LP	117,700	8,823,969
Capital Product Partners, LP	457,915	3,681,637
Columbia Pipeline Partners, LP	130,300	3,054,232
DCP Midstream Partners, LP	135,000	4,212,000
Dynagas LNG Partners, LP	463,200	6,762,720
Energy Transfer Equity, LP	572,200	17,211,776
Energy Transfer Partners, LP, Class B	245,347	12,561,766
EnLink Midstream Partners, LP	158,700	3,121,629
Enterprise Products Partners, LP	558,979	15,835,875
EQT Midstream Partners, LP	82,600	6,507,228
GasLog Partners, LP	341,800	7,273,504
Global Partners, LP	42,024	1,369,982
Golar LNG Partners, LP	155,096	3,181,019
Hoegh LNG Partners, LP	306,450	6,012,549
Holly Energy Partners, LP	84,009	2,614,360
KNOT Offshore Partners, LP	298,047	4,652,514
Magellan Midstream Partners, LP	79,900	5,624,960
MarkWest Energy Partners, LP	103,287	6,759,101
Navios Maritime Midstream Partners, LP	252,600	3,847,098
NuStar Energy, LP	25,000	1,414,250
ONEOK Partners, LP	11,400	369,246
PBF Logistics, LP	30,700	703,030
PennTex Midstream Partners, LP	42,500	736,950
Phillips 66 Partners, LP	95,700	5,963,067
Plains All American Pipeline, LP	47,000	1,962,250
Shell Midstream Partners, LP	55,800	2,369,268
Sunoco Logistics Partners, LP	237,960	8,904,463
Tallgrass Energy GP, LP	196,400	5,907,712
Tallgrass Energy Partners, LP	48,500	2,243,125
Targa Resources Partners, LP	108,106	4,047,489
Teekay Offshore Partners, LP	284,500	4,919,005
Tesoro Logistics, LP	28,500	1,494,540
Valero Energy Partners, LP	96,200	4,518,514
VTTI Energy Partners, LP	390,187	9,079,652
Western Gas Equity Partners, LP	154,727	9,076,286
Western Gas Partners, LP	235,400	13,883,892
Williams Partners, LP	46,346	2,137,941

		207,512,935

Total Master Limited Partnerships (Cost $231,238,599)		208,022,375

	Principal	Value
CORPORATE DEBT SECURITIES - 3.6%
Energy Equipment & Services - 0.2%
DCP Midstream LLC
5.35%, 03/15/2020 (C)	$ 1,000,000	985,328

Oil, Gas & Consumable Fuels - 3.4%
American Eagle Energy Corp.
11.00%, 09/01/2019 (C) (D)	1,900,000	593,750
American Energy - Woodford LLC / AEW Finance Corp.
12.00%, 12/30/2020 (C) (E)	1,190,000	737,800
Canbriam Energy, Inc.
9.75%, 11/15/2019 (C)	1,480,000	1,494,800
Eclipse Resources Corp.
8.88%, 07/15/2023 (C)	4,000,000	3,760,000
Endeavor Energy Resources, LP / EER Finance, Inc.
7.00%, 08/15/2021 (C)	2,126,000	2,040,960
8.13%, 09/15/2023 (C)	424,000	421,648

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Jupiter Resources, Inc.
8.50%, 10/01/2022 (A) (C)	$ 3,600,000	$ 2,448,000
Rice Energy, Inc.
7.25%, 05/01/2023 (C)	150,000	147,375
SemGroup Corp.
7.50%, 06/15/2021	2,900,000	3,016,000
Teine Energy, Ltd.
6.88%, 09/30/2022 (C)	1,675,000	1,557,750
Williams Cos., Inc.
8.75%, 03/15/2032	4,300,000	5,093,075

		21,311,158

Total Corporate Debt Securities (Cost $25,234,982)		22,296,486

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (F)	57,774,127	57,774,127

Total Securities Lending Collateral (Cost $57,774,127)		57,774,127

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.01% (F), dated 07/31/2015, to be repurchased at $14,651,013 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/15/2029, and with a value of $14,944,542.	$ 14,651,001	14,651,001

Total Repurchase Agreement (Cost $14,651,001)		14,651,001

Total Investments (Cost $732,395,256) (G)		681,661,176
Net Other Assets (Liabilities) - (9.3)%		(57,805,440)

Net Assets - 100.0%		$ 623,855,736

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$374,519,367	$—	$—	$374,519,367
Convertible Preferred Stock	3,509,100	—	—	3,509,100
Preferred Stock	888,720	—	—	888,720
Master Limited Partnerships	208,022,375	—	—	208,022,375
Corporate Debt Securities	—	22,296,486	—	22,296,486
Securities Lending Collateral	57,774,127	—	—	57,774,127
Repurchase Agreement	—	14,651,001	—	14,651,001

Total Investments	$644,713,689	$36,947,487	$—	$681,661,176

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $55,993,843. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $14,187,411, representing 2.3% of the Fund’s net assets.

(D)	Security in default.
(E)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)	Rate disclosed reflects the yield at July 31, 2015.
(G)

Aggregate cost for federal income tax purposes is $732,395,256. Aggregate gross unrealized appreciation and depreciation for all securities is $10,396,604 and $61,130,684, respectively. Net unrealized depreciation for tax purposes is $50,734,080.

(H)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT - 14.6%
Banks - 14.6%
Bank of Nova Scotia
0.34%, 06/10/2016 (A)	$ 2,250,000	$ 2,250,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.11%, 08/04/2015 (A)	3,000,000	3,000,000
0.62%, 06/22/2016 (A)	4,500,000	4,500,000
DnB NOR Bank ASA
0.12%, 08/06/2015 (A)	6,000,000	6,000,000
Standard Chartered Bank
0.34%, 11/16/2015 (A)	4,000,000	4,000,000
Wells Fargo Bank NA
0.34%, 01/29/2016 (A)	3,500,000	3,500,000

Total Certificates of Deposit (Cost $23,250,000)		23,250,000

CORPORATE DEBT SECURITIES - 3.8%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.
0.62%, 11/09/2015 (B)	3,000,000	3,000,000

Diversified Financial Services - 1.9%
Bank of America NA
0.31%, 10/01/2015	3,000,000	3,000,000

Total Corporate Debt Securities (Cost $6,000,000)		6,000,000

COMMERCIAL PAPER - 67.1%
Automobiles - 2.0%
Toyota Motor Credit Corp.
0.29%, 11/09/2015 (A)	3,250,000	3,250,000

Banks - 26.7%
ANZ New Zealand International, Ltd.
0.30%, 11/16/2015 (A) (C)	2,500,000	2,500,000
Australia & New Zealand Banking Group, Ltd.
0.30%, 11/24/2015 (A) (C)	3,500,000	3,499,932
Bedford Row Funding Corp.
0.33%, 03/18/2016 (A) (C)	3,500,000	3,500,000
Credit Suisse
0.23%, 09/04/2015 (A)	3,000,000	2,999,348
HSBC USA, Inc.
0.33%, 10/19/2015 (A)	3,000,000	2,997,828
Korea Development Bank
0.46%, 12/16/2015 (A)	5,000,000	4,991,247
Nordea Bank AB
0.25%, 10/06/2015 (A) (C)	2,000,000	1,999,083
PNC Bank NA
0.35%, 09/04/2015 (A)	1,000,000	999,669
Skandinaviska Enskilda Banken AB
0.32%, 10/08/2015 (A) (C)	1,750,000	1,748,959
Sumitomo Mitsui Banking Corp.
0.27%, 10/01/2015 (A) (C)	4,000,000	3,998,170
US Bank NA
0.10%, 08/03/2015 (A)	7,250,000	7,250,000
Westpac Banking Corp.
0.27%, 08/03/2015 (A) (C)	6,000,000	5,999,997

		42,484,233

Capital Markets - 2.5%
UBS Finance Delaware LLC
0.19%, 08/31/2015 (A)	2,000,000	1,999,683
0.20%, 08/31/2015 (A)	2,000,000	1,999,667

		3,999,350

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 29.3%
Alpine Securitization Corp.
0.16%, 08/04/2015 (A) (C)	$ 3,900,000	$ 3,899,948
Cancara Asset Securitisation LLC
0.18%, 08/10/2015 (A)	3,000,000	2,999,865
0.28%, 10/07/2015 (A) (C)	3,000,000	2,998,437
Collateralized Commercial Paper II Co. LLC
0.04%, 09/08/2015 (A) (C)	4,000,000	3,998,522
0.30%, 10/26/2015 (A) (C)	2,500,000	2,498,208
Fairway Finance Co. LLC
0.27%, 10/16/2015 (A) (C)	2,000,000	1,998,860
0.28%, 01/07/2016 (A) (C)	2,750,000	2,750,000
ING Funding LLC
0.27%, 10/01/2015 (A)	3,000,000	2,998,628
0.37%, 09/21/2015 (A)	2,000,000	1,998,952
JPMorgan Securities LLC
0.45%, 10/26/2015 (A) (C)	3,000,000	2,996,775
Liberty Street Funding LLC
0.25%, 10/22/2015 (A) (C)	2,000,000	1,998,861
Mont Blanc Capital Corp.
0.25%, 08/07/2015 (A) (C)	1,000,000	999,958
Nieuw Amsterdam Receivables Corp.
0.23%, 09/03/2015 (A) (C)	2,500,000	2,499,473
Sheffield Receivables Corp.
0.29%, 09/22/2015 (A) (C)	3,000,000	2,998,743
0.31%, 10/05/2015 (A) (C)	2,000,000	1,998,881
Victory Receivables Corp.
0.19%, 08/20/2015 (A) (C)	3,000,000	2,999,699
0.20%, 08/17/2015 (A) (C)	4,000,000	3,999,644

		46,633,454

Electric Utilities - 1.4%
Duke Energy Corp.
0.40%, 08/03/2015 (A) (C)	700,000	699,985
Pacific Gas & Electric Co.
0.38%, 08/24/2015 (A) (C)	700,000	699,830
South Carolina Electric & Gas Co.
0.36%, 08/14/2015 (A)	775,000	774,899

		2,174,714

Independent Power and Renewable Electricity Producers - 0.4%
Southern Power Co.
0.47%, 08/07/2015 (A) (C)	700,000	699,945

Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc.
0.26%, 08/05/2015 (A) (C)	300,000	299,991
Dominion Resources, Inc.
0.40%, 08/18/2015 (A) (C)	700,000	699,868

		999,859

Oil, Gas & Consumable Fuels - 0.4%
Spectra Energy Capital LLC
0.44%, 08/14/2015 (A) (C)	700,000	699,889

Software - 3.8%
Manhattan Asset Funding Co. LLC
0.13%, 08/04/2015 (A)	2,000,000	1,999,978
0.25%, 09/18/2015 (A) (C)	4,000,000	3,998,667

		5,998,645

Total Commercial Paper (Cost $106,940,089)		106,940,089

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 14.6%
Bank of America NA 0.63% (A) (B), dated 07/31/2015, to be repurchased at $3,756,296 on 09/08/2015. Collateralized by an Asset-Backed Security, 1.69%, due 10/25/2037, and with a value of $4,012,500.	$ 3,750,000	$ 3,750,000
Barclays Capital, Inc. 0.13% (A), dated 07/31/2015, to be repurchased at $3,000,033 on 08/03/2015. Collateralized by a U.S. Government Obligation, 0.00%, due 12/04/2015, and with a value of $3,060,591.	3,000,000	3,000,000
Goldman Sachs & Co. 0.14% (A), dated 07/31/2015, to be repurchased at $5,000,058 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 4.00% - 5.00%, due 03/15/2023 - 07/20/2045, and with a total value of $5,100,000.	5,000,000	5,000,000
Jefferies LLC 0.35% (A), dated 07/31/2015, to be repurchased at $11,200,327 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.42% - 4.00%, due 05/01/2042 - 03/01/2043, and with a total value of $11,424,000.	11,200,000	11,200,000
State Street Bank & Trust Co. 0.01% (A), dated 07/31/2015, to be repurchased at $372,447 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $381,447.	372,447	372,447

Total Repurchase Agreements (Cost $23,322,447)		23,322,447

Total Investments (Cost $159,512,536) (D)		159,512,536
Net Other Assets (Liabilities) - (0.1)%		(80,396)

Net Assets - 100.0%		$ 159,432,140

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Certificates of Deposit	$—	$23,250,000	$—	$23,250,000
Corporate Debt Securities	—	6,000,000	—	6,000,000
Commercial Paper	—	106,940,089	—	106,940,089
Repurchase Agreements	—	23,322,447	—	23,322,447

Total Investments	$—	$159,512,536	$—	$159,512,536

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2015.
(B)	Illiquid security. Total aggregate value of illiquid securities is $6,750,000, representing 4.2% of the Fund’s net assets.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $69,680,325, representing 43.7% of the Fund’s net assets.

(D)	Aggregate cost for federal income tax purposes is $159,512,536.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 60.1%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	37,934	$ 3,984,967
L-3 Communications Holdings, Inc.	7,325	845,744
United Technologies Corp.	47,515	4,766,230

		9,596,941

Airlines - 0.4%
Delta Air Lines, Inc.	22,141	981,732
United Continental Holdings, Inc. (A)	26,582	1,498,959

		2,480,691

Auto Components - 0.1%
Johnson Controls, Inc.	7,017	319,694

Automobiles - 0.3%
Ford Motor Co.	85,267	1,264,509
General Motors Co.	18,011	567,527

		1,832,036

Banks - 1.6%
BB&T Corp.	7,507	302,307
Fifth Third Bancorp	25,472	536,695
SVB Financial Group (A)	3,023	432,591
Wells Fargo & Co.	147,623	8,542,943

		9,814,536

Beverages - 1.7%
Coca-Cola Co.	51,534	2,117,017
Coca-Cola Enterprises, Inc.	10,173	519,637
Constellation Brands, Inc., Class A	12,884	1,546,338
Dr. Pepper Snapple Group, Inc.	7,615	610,875
Molson Coors Brewing Co., Class B (B)	20,283	1,442,932
PepsiCo, Inc.	37,451	3,608,404

		9,845,203

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (A)	8,394	1,657,312
Biogen, Inc. (A)	9,709	3,095,035
BioMarin Pharmaceutical, Inc. (A)	3,874	566,650
Celgene Corp. (A)	29,285	3,843,656
Gilead Sciences, Inc.	20,212	2,382,186
Vertex Pharmaceuticals, Inc. (A)	8,315	1,122,525

		12,667,364

Building Products - 0.2%
Fortune Brands Home & Security, Inc. (B)	4,008	191,382
Masco Corp.	28,453	750,875

		942,257

Capital Markets - 2.1%
BlackRock, Inc., Class A	4,047	1,361,087
Charles Schwab Corp.	44,478	1,551,393
Goldman Sachs Group, Inc.	9,729	1,995,126
Invesco, Ltd.	50,996	1,968,446
Morgan Stanley	87,568	3,401,141
State Street Corp.	18,508	1,416,972
TD Ameritrade Holding Corp.	14,800	543,604

		12,237,769

Chemicals - 1.1%
Axiall Corp.	10,319	303,688
Chemours Co.	3,761	41,070

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow Chemical Co.	37,854	$ 1,781,409
E.I. du Pont de Nemours & Co.	37,611	2,097,190
Mosaic Co.	45,285	1,944,538
Sherwin-Williams Co.	300	83,328

		6,251,223

Communications Equipment - 0.5%
Cisco Systems, Inc.	83,174	2,363,805
QUALCOMM, Inc.	13,241	852,588

		3,216,393

Construction & Engineering - 0.3%
Fluor Corp.	31,411	1,468,464

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	2,964	464,814

Consumer Finance - 0.3%
Capital One Financial Corp.	13,024	1,058,851
Navient Corp.	4,408	69,206
Synchrony Financial (A)	11,500	395,140

		1,523,197

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	23,369	1,203,737
Sealed Air Corp., Class A	2,805	149,142
WestRock Co. (A)	10,629	670,265

		2,023,144

Diversified Financial Services - 2.9%
Bank of America Corp.	275,721	4,929,891
Berkshire Hathaway, Inc., Class B (A)	28,381	4,051,104
Citigroup, Inc.	111,195	6,500,460
Intercontinental Exchange, Inc.	7,585	1,729,683

		17,211,138

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	73,837	2,565,097
Verizon Communications, Inc.	55,736	2,607,888

		5,172,985

Electric Utilities - 1.3%
Edison International	35,971	2,158,620
Exelon Corp.	49,985	1,604,018
NextEra Energy, Inc.	27,545	2,897,734
Xcel Energy, Inc.	33,794	1,171,638

		7,832,010

Electrical Equipment - 0.4%
Eaton Corp. PLC	42,279	2,561,262

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.	24,045	449,160
TE Connectivity, Ltd.	51,604	3,143,716

		3,592,876

Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	17,533	1,019,544
Ensco PLC, Class A	4,308	71,427
Halliburton Co.	31,759	1,327,209
National Oilwell Varco, Inc. (B)	7,700	324,401
Schlumberger, Ltd.	12,369	1,024,400

		3,766,981

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	14,752	$ 2,143,466
CVS Health Corp.	3,356	377,449
Kroger Co.	13,844	543,239
Wal-Mart Stores, Inc.	6,723	483,921

		3,548,075

Food Products - 1.0%
Archer-Daniels-Midland Co.	21,585	1,023,561
Hershey Co.	13,445	1,248,906
Keurig Green Mountain, Inc. (B)	2,264	169,890
Mondelez International, Inc., Class A	83,521	3,769,303

		6,211,660

Gas Utilities - 0.1%
AGL Resources, Inc.	5,202	250,112
Questar Corp.	25,848	572,275

		822,387

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	73,219	3,711,471
Becton Dickinson and Co.	1,710	260,177
Boston Scientific Corp. (A)	173,007	2,999,941
Stryker Corp.	10,224	1,045,608

		8,017,197

Health Care Providers & Services - 2.3%
Aetna, Inc.	17,519	1,979,121
Cigna Corp.	4,490	646,829
Express Scripts Holding Co. (A) (B)	16,309	1,468,952
HCA Holdings, Inc. (A)	2,559	238,013
Humana, Inc., Class A	10,294	1,874,435
McKesson Corp.	18,027	3,976,215
UnitedHealth Group, Inc.	27,392	3,325,389

		13,508,954

Health Care Technology - 0.0% (C)
Cerner Corp. (A)	2,430	174,280

Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	2,854	152,089
Chipotle Mexican Grill, Inc., Class A (A)	1,490	1,105,923
Royal Caribbean Cruises, Ltd., Class A	17,433	1,566,355
Starbucks Corp.	36,161	2,094,807

		4,919,174

Household Durables - 0.4%
D.R. Horton, Inc.	6,500	192,985
Harman International Industries, Inc.	11,652	1,254,454
PulteGroup, Inc.	40,420	837,503
Toll Brothers, Inc. (A)	4,634	180,355
TopBuild Corp. (A)	1,580	45,441

		2,510,738

Household Products - 1.0%
Kimberly-Clark Corp.	13,803	1,586,931
Procter & Gamble Co.	59,161	4,537,649

		6,124,580

Industrial Conglomerates - 0.3%
General Electric Co.	75,569	1,972,351

Insurance - 1.7%
ACE, Ltd.	27,802	3,024,024
American International Group, Inc.	30,658	1,965,791

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	62,068	$ 3,459,670
Prudential Financial, Inc.	4,909	433,759
XL Group PLC, Class A	38,418	1,460,652

		10,343,896

Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (A)	7,523	4,033,456

Internet Software & Services - 2.4%
Facebook, Inc., Class A (A)	63,389	5,959,200
Google, Inc., Class A (A)	6,444	4,236,930
Google, Inc., Class C (A)	6,438	4,027,677

		14,223,807

IT Services - 2.2%
Accenture PLC, Class A	44,686	4,607,574
Alliance Data Systems Corp. (A)	2,445	672,473
Automatic Data Processing, Inc.	3,600	287,172
Cognizant Technology Solutions Corp., Class A (A)	41,745	2,634,110
Fidelity National Information Services, Inc.	18,063	1,181,862
Visa, Inc., Class A (B)	50,063	3,771,746
Xerox Corp.	10,620	117,032

		13,271,969

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	6,161	859,644

Machinery - 1.4%
Caterpillar, Inc. (B)	5,811	456,919
Cummins, Inc.	19,401	2,513,012
Ingersoll-Rand PLC	4,703	288,764
PACCAR, Inc.	38,599	2,502,759
Parker-Hannifin Corp. (B)	20,679	2,331,557
SPX Corp.	6,311	412,803

		8,505,814

Media - 3.0%
CBS Corp., Class B	19,745	1,055,765
Charter Communications, Inc., Class A (A) (B)	6,362	1,182,441
Comcast Corp., Class A	76,715	4,787,783
DISH Network Corp., Class A (A)	13,926	899,759
Sirius XM Holdings, Inc. (A)	43,882	173,773
Time Warner Cable, Inc.	4,949	940,360
Time Warner, Inc.	54,598	4,806,808
Twenty-First Century Fox, Inc., Class A	114,896	3,962,763

		17,809,452

Metals & Mining - 0.1%
U.S. Steel Corp. (B)	19,321	376,180

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	30,858	596,794
CMS Energy Corp.	24,235	830,291
NiSource, Inc., Class B	42,133	735,642
PG&E Corp.	11,838	621,614
Public Service Enterprise Group, Inc.	23,945	997,788

		3,782,129

Multiline Retail - 0.5%
Dollar General Corp.	16,639	1,337,277
Target Corp.	19,565	1,601,395

		2,938,672

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp., Class A	18,124	$ 1,347,519
Cabot Oil & Gas Corp.	21,698	567,620
Cheniere Energy, Inc. (A)	4,809	331,677
Chevron Corp.	46,469	4,111,577
Columbia Pipeline Group, Inc.	21,141	616,894
Energen Corp.	1,600	88,320
EOG Resources, Inc.	15,429	1,190,965
EQT Corp.	10,282	790,172
Exxon Mobil Corp.	71,086	5,630,722
Marathon Oil Corp.	13,899	292,018
Marathon Petroleum Corp.	14,032	767,129
Occidental Petroleum Corp.	35,452	2,488,730
ONEOK, Inc. (B)	2,700	102,033
Phillips 66	10,594	842,223
Valero Energy Corp.	17,123	1,123,269

		20,290,868

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	10,620	946,348

Pharmaceuticals - 3.9%
Allergan PLC (A)	10,405	3,445,616
Bristol-Myers Squibb Co.	66,520	4,366,373
Eli Lilly & Co.	39,756	3,359,780
Johnson & Johnson	35,405	3,547,935
Merck & Co., Inc.	22,839	1,346,587
Mylan NV (A)	7,379	413,150
Perrigo Co. PLC	2,685	516,057
Pfizer, Inc.	156,788	5,653,775
Valeant Pharmaceuticals International, Inc. (A)	2,069	532,830

		23,182,103

Professional Services - 0.0% (C)
Equifax, Inc.	2,400	245,112

Real Estate Investment Trusts - 1.5%
American Tower Corp., Class A	10,419	990,951
AvalonBay Communities, Inc.	8,019	1,381,994
Boston Properties, Inc.	7,558	931,750
Brixmor Property Group, Inc.	25,540	624,964
DiamondRock Hospitality Co.	25,448	320,899
Highwoods Properties, Inc.	8,115	343,508
Host Hotels & Resorts, Inc.	19,236	372,794
LaSalle Hotel Properties	14,866	494,592
Liberty Property Trust, Series C	13,325	453,450
Mid-America Apartment Communities, Inc.	4,908	394,309
Prologis, Inc., Class A	27,372	1,111,577
Public Storage	992	203,538
Simon Property Group, Inc.	6,486	1,214,309

		8,838,635

Road & Rail - 1.2%
Canadian Pacific Railway, Ltd.	5,923	952,715
CSX Corp.	51,312	1,605,039
Union Pacific Corp.	43,877	4,281,956

		6,839,710

Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc., Class A	43,488	754,952
Avago Technologies, Ltd., Class A (B)	25,997	3,253,264
Broadcom Corp., Class A	14,747	746,346
Freescale Semiconductor, Ltd. (A)	9,418	375,496
KLA-Tencor Corp.	9,918	526,150

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
LAM Research Corp.	33,463	$ 2,572,301
Microchip Technology, Inc.	4,224	180,956
NXP Semiconductors NV (A)	1,663	161,294
Texas Instruments, Inc.	36,079	1,803,228

		10,373,987

Software - 2.3%
Adobe Systems, Inc. (A)	39,873	3,269,188
Intuit, Inc.	3,473	367,339
Microsoft Corp.	195,773	9,142,599
Oracle Corp.	25,581	1,021,705

		13,800,831

Specialty Retail - 2.0%
AutoZone, Inc. (A)	781	547,434
Best Buy Co., Inc. (B)	17,232	556,421
Home Depot, Inc.	41,911	4,904,844
Lowe’s Cos., Inc.	46,438	3,220,940
Tiffany & Co.	3,507	335,620
TJX Cos., Inc.	35,764	2,497,043

		12,062,302

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	118,815	14,412,260
Hewlett-Packard Co.	51,195	1,562,471

		15,974,731

Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (A) (B)	5,477	344,284
PVH Corp.	3,090	358,564
Ralph Lauren Corp., Class A	5,861	737,841
VF Corp.	25,258	1,947,139

		3,387,828

Tobacco - 0.6%
Philip Morris International, Inc.	42,922	3,671,119

Water Utilities - 0.1%
American Water Works Co., Inc.	5,300	275,123

Wireless Telecommunication Services - 0.0% (C)
T-Mobile US, Inc. (A)	3,400	138,244

Total Common Stocks (Cost $277,645,814)		358,802,334

PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (C)
State Street Corp.
Series D, 5.90% (D)	3,072	79,780

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (D)	12,963	330,168

Electric Utilities - 0.0% (C)
SCE Trust III
5.75% (B) (D)	960	26,774

Total Preferred Stocks (Cost $456,527)		436,722

	Principal	Value
ASSET-BACKED SECURITIES - 2.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (E)	$ 533,388	608,036

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (E)	$ 655,000	$ 650,448
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class C
2.42%, 05/08/2018	120,000	120,824
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
1.71%, 07/18/2027 (D) (E)	755,000	754,554
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (E)	492,709	491,621
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (E)	60,000	60,080
Series 2013-BA, Class C
2.24%, 09/16/2019 (E)	60,000	60,057
Series 2014-AA, Class B
1.76%, 08/15/2019 (E)	75,000	74,896
Series 2014-AA, Class C
2.28%, 11/15/2019 (E)	95,000	95,000
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (E)	164,168	164,171
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 (E)	90,613	90,734
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	103,007
Series 2012-5, Class C
2.14%, 09/15/2019	100,000	100,603
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (E)	395,000	394,605
Series 2013-T1, Class A2
1.50%, 01/16/2046 (E)	460,000	459,540
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.45%, 03/20/2036 (D)	775,000	747,513
ICG US CLO, Ltd.
Series 2014-1A, Class A1
1.44%, 04/20/2026 (D) (E)	765,000	753,204
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/22/2031 (E)	515,729	515,414
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (D) (E)	750,000	748,330
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A
1.78%, 07/20/2027 (D) (E)	790,000	788,499
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 (E)	13,225	13,229
Santander Drive Auto Receivables Trust
Series 2013-4, Class C
3.25%, 01/15/2020	170,000	173,685
Series 2013-A, Class B
1.89%, 10/15/2019 (E)	280,000	281,592
Series 2013-A, Class C
3.12%, 10/15/2019 (E)	110,000	112,185
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (D) (E)	1,260,000	1,261,875

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (E)	$ 168,087	$ 168,782
Series 2014-1A, Class A
2.07%, 03/20/2030 (E)	414,985	416,879
Series 2014-2A, Class A
2.05%, 06/20/2031 (E)	373,793	376,170
Series 2014-3A, Class A
2.30%, 10/20/2031 (E)	391,631	393,321
Series 2015-1A, Class A
2.40%, 03/22/2032 (E)	314,425	313,673
Series 2015-1A, Class B
3.05%, 03/22/2032 (E)	326,836	326,627
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (E)	399,791	399,383
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.69%, 01/15/2043 (D) (E)	250,000	264,744
Series 2011-B, Class A3
2.44%, 06/16/2042 (D) (E)	100,000	105,318
Series 2011-C, Class A2A
3.44%, 10/17/2044 (D) (E)	150,000	160,151
Series 2012-E, Class A2B
1.94%, 06/15/2045 (D) (E)	535,000	548,633
Series 2013-A, Class A2B
1.24%, 05/17/2027 (D) (E)	470,000	469,741
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (E)	485,468	493,178
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (E)	283,864	285,280
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.14%, 10/15/2021 (D) (E)	1,050,000	1,050,359

Total Asset-Backed Securities (Cost $15,386,629)		15,395,941

CORPORATE DEBT SECURITIES - 14.0%
Aerospace & Defense - 0.1%
Exelis, Inc.
5.55%, 10/01/2021	480,000	527,434

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	225,000	234,758
5.10%, 01/15/2044	160,000	167,768

		402,526

Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028 (B)	558,148	554,631
United Airlines Pass-Through Trust
3.75%, 03/03/2028	975,000	967,688

		1,522,319

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	345,000	338,639

Automobiles - 0.0% (C)
General Motors Co.
4.88%, 10/02/2023	105,000	107,647
6.25%, 10/02/2043	65,000	70,972

		178,619

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 1.9%
Barclays Bank PLC
10.18%, 06/12/2021 (E)	$ 1,640,000	$ 2,166,355
BPCE SA
4.00%, 04/15/2024 (B)	250,000	256,513
5.15%, 07/21/2024 (E)	205,000	210,422
Branch Banking & Trust Co.
3.80%, 10/30/2026	355,000	361,564
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019	250,000	251,843
11.00%, 06/30/2019 (D) (E) (F)	1,545,000	1,939,438
Deutsche Bank AG
6.00%, 09/01/2017	490,000	531,315
HSBC Bank Brasil SA - Banco Multiplo Series MTN
4.00%, 05/11/2016 (E)	610,000	617,625
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	590,000	581,426
Korea Development Bank
3.50%, 08/22/2017	515,000	534,736
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	285,000	285,412
Nordea Bank AB
4.25%, 09/21/2022 (E)	1,790,000	1,843,974
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	245,000	244,207
6.00%, 12/19/2023	215,000	230,456
Societe Generale SA
5.00%, 01/17/2024 (E)	415,000	423,997
Wells Fargo & Co.
2.15%, 01/15/2019	111,000	111,934
4.13%, 08/15/2023	398,000	411,625
5.38%, 11/02/2043	220,000	237,871
5.90%, 06/15/2024 (D) (F)	139,000	139,792

		11,380,505

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019 (B)	155,000	155,989
3.70%, 02/01/2024	215,000	220,782

		376,771

Biotechnology - 0.0% (C)
Amgen, Inc.
5.65%, 06/15/2042	100,000	111,107

Capital Markets - 1.1%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (B)	720,000	738,041
Bank of New York Mellon Corp. Series MTN
2.10%, 01/15/2019	155,000	155,240
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	445,000	456,858
3.63%, 02/07/2016 - 01/22/2023	654,000	661,867
5.75%, 01/24/2022	284,000	325,212
6.25%, 02/01/2041	60,000	72,031
6.75%, 10/01/2037	65,000	77,785
Series MTN
1.88%, 11/29/2023 (D)	155,000	158,607
7.50%, 02/15/2019	195,000	229,626
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	955,000	1,088,453

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
5.00%, 11/24/2025	$ 215,000	$ 227,176
Series MTN
7.30%, 05/13/2019	1,280,000	1,505,687
UBS AG
7.63%, 08/17/2022	730,000	857,463

		6,554,046

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	420,000	455,689
Monsanto Co.
4.40%, 07/15/2044	375,000	333,796

		789,485

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	560,000	568,221
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	340,000	338,844

		907,065

Communications Equipment - 0.0% (C)
Cisco Systems, Inc.
2.13%, 03/01/2019	175,000	176,772

Construction & Engineering - 0.0% (C)
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2023 (E)	183,820	118,564

Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	945,000	954,926

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	605,000	593,444

Diversified Financial Services - 1.3%
Bank of America Corp.
2.60%, 01/15/2019	189,000	191,283
2.65%, 04/01/2019	770,000	781,146
4.10%, 07/24/2023	154,000	159,174
5.42%, 03/15/2017	400,000	422,483
5.75%, 12/01/2017	250,000	271,578
Citigroup, Inc.
1.70%, 04/27/2018	607,000	602,279
3.38%, 03/01/2023	163,000	162,681
4.95%, 11/07/2043	60,000	63,338
6.68%, 09/13/2043	60,000	74,655
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020 (E)	1,045,000	1,039,246
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	540,000	557,335
General Electric Capital Corp.
7.13%, 06/15/2022 (D) (F)	825,000	953,906
Series MTN
6.88%, 01/10/2039	65,000	88,696
JPMorgan Chase & Co.
3.20%, 01/25/2023	676,000	670,805
3.25%, 09/23/2022	123,000	123,046
4.85%, 02/01/2044	60,000	63,312
6.75%, 02/01/2024 (D) (F)	48,000	50,850
Series MTN
1.35%, 02/15/2017	450,000	450,416
JPMorgan Chase Bank NA
6.00%, 10/01/2017	400,000	435,042

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
MassMutual Global Funding II
2.35%, 04/09/2019 (E)	$ 200,000	$ 202,686
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	545,000	634,996

		7,998,953

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.45%, 06/30/2020	840,000	826,253
3.40%, 05/15/2025	435,000	415,538
4.35%, 06/15/2045	225,000	193,699
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	170,000	168,513
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	114,413
Verizon Communications, Inc.
2.63%, 02/21/2020	397,000	396,568
3.45%, 03/15/2021	575,000	585,815
3.85%, 11/01/2042	551,000	463,849
4.50%, 09/15/2020	140,000	150,850
6.55%, 09/15/2043	439,000	518,647

		3,834,145

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	450,000	446,512
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044 (B)	210,000	220,904
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	137,685
8.88%, 11/15/2018	28,000	33,752
Commonwealth Edison Co.
4.70%, 01/15/2044	135,000	144,651
Duke Energy Carolinas LLC
4.25%, 12/15/2041	134,000	135,472
Duke Energy Corp.
3.75%, 04/15/2024	35,000	35,738
Entergy Arkansas, Inc.
3.70%, 06/01/2024	206,000	215,240
Georgia Power Co.
3.00%, 04/15/2016 (B)	395,000	401,266
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	134,413
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	410,000	447,560
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	42,000	44,566
5.30%, 06/01/2042	75,000	84,825
Pacific Gas & Electric Co.
4.75%, 02/15/2044	62,000	65,502
PacifiCorp
3.60%, 04/01/2024	425,000	438,602
5.75%, 04/01/2037	125,000	150,370
Progress Energy, Inc.
4.88%, 12/01/2019	21,000	22,979
Public Service Electric & Gas Co.
3.00%, 05/15/2025	455,000	449,343

		3,609,380

Energy Equipment & Services - 0.1%
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (E)	315,000	339,806
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	108,680

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	$ 120,000	$ 121,372
4.63%, 03/01/2034	110,000	107,978
Weatherford International, Ltd.
5.95%, 04/15/2042	120,000	95,737

		773,573

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.80%, 07/20/2020	665,000	670,886
5.30%, 12/05/2043	42,000	45,554
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	146,807
4.30%, 04/22/2044	415,000	428,724
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	707,000	703,303

		1,995,274

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (E)	390,000	391,629
Mondelez International, Inc.
2.25%, 02/01/2019	200,000	200,979

		592,608

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.
2.68%, 12/15/2019	270,000	271,945
Boston Scientific Corp.
2.65%, 10/01/2018	187,000	189,689
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	865,000	835,418

		1,297,052

Health Care Providers & Services - 0.2%
Aetna, Inc.
4.75%, 03/15/2044	44,000	44,010
Anthem, Inc.
1.88%, 01/15/2018	239,000	238,118
2.30%, 07/15/2018	564,000	564,942
3.30%, 01/15/2023	75,000	72,571
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	196,948
Tenet Healthcare Corp.
6.25%, 11/01/2018	165,000	180,262
UnitedHealth Group, Inc.
3.38%, 11/15/2021	61,000	62,647

		1,359,498

Hotels, Restaurants & Leisure - 0.0% (C)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	11,000	11,385
4.88%, 11/01/2020 (B)	20,000	20,625

		32,010

Industrial Conglomerates - 0.0% (C)
General Electric Co.
4.50%, 03/11/2044	117,000	121,794

Insurance - 1.6%
American International Group, Inc.
4.13%, 02/15/2024	436,000	451,694
8.18%, 05/15/2068 (D)	61,000	81,740
Fidelity National Financial, Inc.
5.50%, 09/01/2022	195,000	209,092

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Genworth Holdings, Inc.
7.63%, 09/24/2021	$ 145,000	$ 155,694
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,195,000	1,373,044
Lincoln National Corp.
8.75%, 07/01/2019	630,000	772,273
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	640,000	641,190
3.88%, 04/11/2022 (E)	750,000	785,602
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	705,000	1,074,347
Principal Financial Group, Inc.
8.88%, 05/15/2019	345,000	423,695
Prudential Financial, Inc. Series MTN
5.38%, 06/21/2020	228,000	256,998
7.38%, 06/15/2019	189,000	224,047
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (D)	1,442,000	1,333,850
ZFS Finance USA Trust II
6.45%, 12/15/2065 (D) (E)	1,695,000	1,733,222

		9,516,488

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	283,000	286,942
MasterCard, Inc.
2.00%, 04/01/2019	173,000	174,358
3.38%, 04/01/2024	111,000	113,477

		574,777

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	670,000	668,531
2.40%, 02/01/2019	443,000	443,824
5.30%, 02/01/2044	23,000	24,632

		1,136,987

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	483,420

Media - 0.4%
CBS Corp.
4.63%, 05/15/2018	78,000	83,592
5.75%, 04/15/2020	62,000	69,985
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 (B)	400,000	417,000
Comcast Corp.
5.88%, 02/15/2018	313,000	347,332
Cox Communications, Inc.
8.38%, 03/01/2039 (E)	217,000	276,991
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	215,000	228,247
5.00%, 03/01/2021	115,000	124,223
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	200,000	212,750
NBCUniversal Media LLC
4.38%, 04/01/2021	189,000	204,706
4.45%, 01/15/2043	159,000	158,162
5.15%, 04/30/2020	283,000	317,994

		2,440,982

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	$ 140,000	$ 142,515
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	114,975
Novelis, Inc.
8.75%, 12/15/2020	250,000	263,750
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (B)	119,000	113,709

		634,949

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	70,000	71,105
4.88%, 03/01/2044	152,000	158,561
PG&E Corp.
2.40%, 03/01/2019	87,000	87,328

		316,994

Oil, Gas & Consumable Fuels - 0.8%
Apache Corp.
4.25%, 01/15/2044	47,000	40,019
4.75%, 04/15/2043	65,000	59,477
BP Capital Markets PLC
2.24%, 05/10/2019 (B)	325,000	327,803
Energy Transfer Partners, LP
5.95%, 10/01/2043	120,000	117,426
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	292,105
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	503,106
Husky Energy, Inc.
4.00%, 04/15/2024	140,000	136,890
Kerr-McGee Corp.
6.95%, 07/01/2024	150,000	179,758
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	465,000	442,248
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (B)	180,000	183,150
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	240,000	145,349
MEG Energy Corp.
6.50%, 03/15/2021 (E)	150,000	140,175
Murphy Oil Corp.
2.50%, 12/01/2017	250,000	248,433
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,424
Noble Energy, Inc.
6.00%, 03/01/2041	75,000	77,043
8.25%, 03/01/2019	139,000	165,114
Peabody Energy Corp.
6.25%, 11/15/2021 (B)	135,000	38,138
Petrobras Global Finance BV
6.25%, 03/17/2024 (B)	350,000	327,565
Petroleos Mexicanos
3.50%, 07/18/2018	245,000	251,431
3.50%, 01/30/2023 (B)	145,000	137,551
Range Resources Corp.
5.75%, 06/01/2021	40,000	40,500
Shell International Finance BV
2.00%, 11/15/2018	283,000	285,918
4.55%, 08/12/2043	169,000	172,450
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	242,297

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
3.70%, 01/15/2023	$ 64,000	$ 57,762
7.88%, 09/01/2021	100,000	115,248
Williams Partners, LP
5.40%, 03/04/2044	104,000	93,946

		4,832,326

Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022	520,000	559,992

Pharmaceuticals - 0.4%
AbbVie, Inc.
4.40%, 11/06/2042	95,000	89,315
4.70%, 05/14/2045	800,000	780,662
Actavis Funding SCS
3.80%, 03/15/2025	455,000	443,564
Actavis, Inc.
3.25%, 10/01/2022	210,000	204,246
4.63%, 10/01/2042	195,000	181,905
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	222,000	237,112
Merck & Co., Inc.
1.30%, 05/18/2018	250,000	249,098
Perrigo Co. PLC
2.30%, 11/08/2018	390,000	389,564
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	32,000	32,320

		2,607,786

Real Estate Investment Trusts - 1.0%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	795,000	778,106
3.00%, 02/06/2019 (B)	205,000	195,955
CBL & Associates, LP
5.25%, 12/01/2023	630,000	652,900
EPR Properties
4.50%, 04/01/2025	730,000	712,999
Host Hotels & Resorts, LP
4.00%, 06/15/2025	270,000	267,786
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	853,891
Realty Income Corp.
3.88%, 07/15/2024	750,000	755,618
Simon Property Group, LP
3.38%, 10/01/2024 (B)	895,000	895,789
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	61,000	60,927
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (E)	570,000	570,115

		5,744,086

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (E)	482,000	562,697
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	39,114
3.75%, 04/01/2024	37,000	37,797

		639,608

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	$ 775,000	$ 780,707
KLA-Tencor Corp.
4.13%, 11/01/2021	520,000	529,361

		1,310,068

Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 (E)	80,000	83,448
Microsoft Corp.
2.70%, 02/12/2025	460,000	443,735

		527,183

Technology Hardware, Storage & Peripherals - 0.0% (C)
Hewlett-Packard Co.
3.75%, 12/01/2020	215,000	222,028

Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024	114,000	117,396
Philip Morris International, Inc.
4.88%, 11/15/2043	81,000	85,725
Reynolds American, Inc.
3.25%, 06/12/2020	320,000	325,039
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019 (B)	680,000	809,743

		1,337,903

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	865,000	903,925

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	303,870
3.13%, 07/16/2022	200,000	198,380
4.38%, 07/16/2042	300,000	277,683
Crown Castle Towers LLC
4.88%, 08/15/2040 (E)	525,000	564,017
6.11%, 01/15/2040 (E)	1,125,000	1,254,088
SBA Tower Trust
2.24%, 04/15/2043 (E)	215,000	213,403
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	305,000	341,600
Sprint Corp.
7.88%, 09/15/2023	155,000	148,606
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,625
6.63%, 04/28/2021	55,000	58,229
6.73%, 04/28/2022	55,000	58,300
6.84%, 04/28/2023 (B)	15,000	16,050

		3,454,851

Total Corporate Debt Securities (Cost $84,171,639)		83,790,862

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazilian Government International Bond
4.25%, 01/07/2025 (B)	330,000	311,355
Colombia Government International Bond
4.00%, 02/26/2024 (B)	235,000	234,060
Export-Import Bank of Korea
4.00%, 01/11/2017	515,000	534,457
Indonesia Government International Bond
5.38%, 10/17/2023 (B) (E)	315,000	339,412

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico Government International Bond
4.00%, 10/02/2023	$ 630,000	$ 648,900
Peruvian Government International Bond
7.35%, 07/21/2025 (B)	125,000	162,812
Turkey Government International Bond
5.75%, 03/22/2024 (B)	400,000	429,714

Total Foreign Government Obligations (Cost $2,615,834)		2,660,710

MORTGAGE-BACKED SECURITIES - 4.8%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.57%, 06/10/2049 (D)	277,219	293,688
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.57%, 06/15/2049 (D) (E)	360,000	380,976
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (E)	460,000	456,077
Series 2012-TFT, Class C
3.47%, 06/05/2030 (D) (E)	1,070,000	1,032,626
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA
0.60%, 11/05/2036 (D) (E)	3,045,000	155,959
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.75%, 08/26/2035 (D) (E)	188,306	186,243
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 (D) (E)	1,965	1,960
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (D) (E)	198,385	209,153
Series 2009-RR6, Class 2A1
2.57%, 08/26/2035 (D) (E)	658,468	653,246
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (D) (E)	234,648	239,602
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	286,009	297,929
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	208,408	218,161
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (D)	328,521	351,397
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	145,000	151,605
Series 2014-GC19, Class A4
4.02%, 03/10/2047	220,000	235,889
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1
3.50%, 06/25/2058 (D)	1,134,660	1,143,773
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (D) (E)	750,000	783,057
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (D)	70,000	77,201
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (E)	110,000	112,139
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	155,000	165,480
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (E)	380,000	380,462
Series 2014-CR14, Class B
4.61%, 02/10/2047 (D)	150,000	163,473

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (D)	$ 70,000	$ 74,605
Core Industrial Trust
Series 2015-CALW, Class B
3.25%, 02/10/2034 (E)	740,000	742,122
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.24%, 08/26/2036 (D) (E)	748,258	744,465
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (E)	399,439	402,361
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 (D) (E)	585,000	610,088
Series 2013-8R, Class 3A1
0.32%, 03/27/2036 (D) (E)	599,277	585,117
Series 2014-4R, Class 21A1
0.59%, 12/27/2035 (D) (E)	910,828	867,922
DBRR Trust
Series 2011-C32, Class A3A
5.71%, 06/17/2049 (D) (E)	150,000	156,671
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 (E)	165,000	166,540
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 (D) (E)	320,000	306,852
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (D) (E)	415,000	416,462
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX
0.09%, 11/05/2030 (D) (E)	15,000,000	4,695
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.61%, 12/26/2037 (D) (E)	165,922	165,089
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (E)	96,015	99,410
Series 2009-R7, Class 12A1
2.74%, 08/26/2036 (D) (E)	70,605	69,980
Series 2009-R7, Class 1A1
2.35%, 02/26/2036 (D) (E)	364,554	357,760
Series 2009-R7, Class 4A1
2.52%, 09/26/2034 (D) (E)	152,659	150,660
Series 2009-R9, Class 1A1
2.30%, 08/26/2046 (D) (E)	151,436	153,196
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 (E)	53,490	54,280
Series 2010-R3, Class 1A1
2.69%, 03/21/2036 (D) (E)	35,850	35,847
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.47%, 12/12/2044 (D)	100,000	100,862
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (D)	483,733	506,071
Series 2007-CB20, Class AM
5.88%, 02/12/2051 (D)	360,000	389,439
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (D)	401,446	430,322
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	325,608	342,935
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (D)	88,398	91,639

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2010-C1, Class B
5.95%, 06/15/2043 (E)	$ 370,000	$ 407,331
Series 2012-WLDN, Class A
3.91%, 05/05/2030 (E)	921,104	961,953
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
3.12%, 01/27/2047 (D) (E)	29,477	29,553
Series 2010-4, Class 7A1
1.87%, 08/26/2035 (D) (E)	73,718	73,513
Series 2014-2, Class 6A1
2.70%, 05/26/2037 (D) (E)	876,436	878,771
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.16%, 09/15/2045 (D)	110,000	120,452
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.33%, 11/12/2037 (D)	300,000	301,262
Series 2007-C1, Class A1A
5.83%, 06/12/2050 (D)	130,596	136,003
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.68%, 04/12/2049 (D)	52,473	52,543
Series 2007-HQ12, Class AM
5.68%, 04/12/2049 (D)	280,000	295,002
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	453,001	473,243
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	110,000	115,525
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (D)	125,332	132,863
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (D)	335,000	355,208
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 (E)	55,594	55,386
Series 2012-XA, Class A
2.00%, 07/27/2049 (E)	86,625	86,495
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (D) (E)	1,169,500	1,153,965
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (E)	1,785,000	1,788,813
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (D) (E)	693,046	707,607
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (D) (E)	295,908	304,685
Series 2014-2A, Class A3
3.75%, 05/25/2054 (D) (E)	785,489	812,739
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (D) (E)	585,166	600,906
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1
0.48%, 05/25/2035 (D)	623,843	600,144
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 (D) (E)	410,000	390,197

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
SCG Trust
Series 2013-SRP1, Class A
1.59%, 11/15/2026 (D) (E)	$ 230,000	$ 229,806
Series 2013-SRP1, Class AJ
2.14%, 11/15/2026 (D) (E)	145,000	145,421
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (E) (G) (H)	103,854	102,815
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.00%, 03/25/2054 (D) (E) (G)	700,000	700,231
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (E)	560,000	579,380
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.14%, 07/15/2042 (D)	320,000	320,686
Series 2006-WL7A, Class H
0.59%, 09/15/2021 (D) (E)	149,601	146,145
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (E)	50,307	50,307

Total Mortgage-Backed Securities (Cost $29,007,996)		28,824,436

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	45,000	62,029
State of California, General Obligation Unlimited
7.60%, 11/01/2040	200,000	300,632
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	40,000	37,456

		400,117

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds
6.64%, 04/01/2057	35,000	42,618

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	190,000	180,435

New Jersey - 0.0% (C)
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	54,000	75,430

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	45,000	59,476
New York City Water & Sewer System, Revenue Bonds
5.88%, 06/15/2044	45,000	57,956

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	$ 40,000	$ 48,151
Port Authority of New York & New Jersey, Revenue Bonds
4.96%, 08/01/2046	70,000	76,253

		241,836

Total Municipal Government Obligations (Cost $898,578)		940,436

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018	11,166	11,662
5.50%, 09/01/2018 - 06/01/2041	305,607	339,991
Federal National Mortgage Association
Zero Coupon, 10/09/2019	640,000	588,102
2.06%, 02/01/2043 (D)	279,709	287,966
3.00%, TBA (I)	8,749,000	8,802,854
3.33%, 10/25/2023 (D)	190,000	198,820
3.36%, 06/01/2041 (D)	102,494	108,431
3.50%, 07/01/2028 - 11/01/2028	729,341	774,840
3.50%, TBA (I)	14,155,000	14,740,960
3.52%, 09/01/2041 (D)	72,951	77,093
4.00%, 04/01/2026	25,088	26,767
4.00%, TBA (I)	6,389,000	6,796,798
4.50%, 02/01/2025 - 06/01/2026	617,982	663,805
5.00%, 05/01/2018	6,333	6,630
5.00%, TBA (I)	2,128,000	2,353,436
5.50%, 07/01/2019 - 11/01/2038	1,069,476	1,213,609
6.00%, 08/01/2036 - 06/01/2041	1,161,496	1,323,747
6.50%, 05/01/2040	328,932	377,531
Government National Mortgage Association, Interest Only STRIPS
0.92%, 02/16/2053 (D)	892,970	60,008

Total U.S. Government Agency Obligations (Cost $38,509,275)		38,753,050

U.S. GOVERNMENT OBLIGATIONS - 10.0%
U.S. Treasury Bond
2.75%, 08/15/2042	2,061,500	1,990,314
3.50%, 02/15/2039	416,000	463,873
3.63%, 02/15/2044	7,334,000	8,344,713
4.50%, 02/15/2036	1,825,500	2,363,309
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	1,000,683	1,235,999
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	442,934	433,314
0.63%, 01/15/2024	3,556,345	3,600,244
U.S. Treasury Note
0.38%, 10/31/2016	3,862,800	3,859,177
0.50%, 09/30/2016	5,683,200	5,688,974
0.88%, 04/15/2017 - 04/30/2017	5,838,700	5,865,366
1.00%, 09/15/2017 - 11/30/2019	1,112,900	1,097,044
1.25%, 11/30/2018	3,955,000	3,969,523
1.63%, 03/31/2019 - 11/15/2022	11,237,100	11,333,046
1.88%, 11/30/2021	123,000	123,173
2.00%, 02/15/2025 (B)	837,000	822,548
2.25%, 11/15/2024	2,711,800	2,725,148
2.50%, 05/15/2024	5,650,300	5,807,006

Total U.S. Government Obligations (Cost $58,554,094)		59,722,771

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.6%
U.S. Treasury Bill
0.00% (J), 09/17/2015 - 10/22/2015 (K)	$ 2,753,000	$ 2,752,980
0.01%, 08/06/2015 - 09/24/2015 (K)	12,846,100	12,846,036
0.02%, 08/20/2015 - 09/10/2015 (K)	16,176,000	16,175,740
0.03%, 10/22/2015 (K)	975,000	974,931
0.15%, 04/28/2016 (K) (L)	225,000	224,651
0.16%, 04/28/2016 (K) (L)	20,000	19,969
0.17%, 04/28/2016 (K) (L)	40,000	39,938
0.18%, 04/28/2016 (K) (L)	75,000	74,884
0.19%, 04/28/2016 (K) (L)	40,000	39,938
0.20%, 04/28/2016 (K) (L)	20,000	19,969

Total Short-Term U.S. Government Obligations (Cost $33,169,049)		33,169,036

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (K)	20,044,040	20,044,040

Total Securities Lending Collateral (Cost $20,044,040)		20,044,040

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.01% (K), dated 07/31/2015, to be repurchased at $4,416,681 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.00%, due 04/01/2028 - 10/01/2032, and with a total value of $4,508,712.	$ 4,416,678	4,416,678

Total Repurchase Agreement (Cost $4,416,678)		4,416,678

Total Investments (Cost $564,876,153) (M)		646,957,016
Net Other Assets (Liabilities) - (8.4)%		(50,280,713)

Net Assets - 100.0%		$ 596,676,303

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2015 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	29	09/18/2015	$10,359	$—

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$358,802,334	$—	$—	$358,802,334
Preferred Stocks	436,722	—	—	436,722
Asset-Backed Securities	—	15,395,941	—	15,395,941
Corporate Debt Securities	—	83,790,862	—	83,790,862
Foreign Government Obligations	—	2,660,710	—	2,660,710
Mortgage-Backed Securities	—	28,721,621	102,815	28,824,436
Municipal Government Obligations	—	940,436	—	940,436
U.S. Government Agency Obligations	—	38,753,050	—	38,753,050
U.S. Government Obligations	—	59,722,771	—	59,722,771
Short-Term U.S. Government Obligations	—	33,169,036	—	33,169,036
Securities Lending Collateral	20,044,040	—	—	20,044,040
Repurchase Agreement	—	4,416,678	—	4,416,678

Total Investments	$379,283,096	$267,571,105	$102,815	$646,957,016

Other Financial Instruments
Futures Contracts (P)	$10,359	$—	$—	$10,359

Total Other Financial Instruments	$10,359	$—	$—	$10,359

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $19,620,599. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $58,456,401, representing 9.8% of the Fund’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $803,046, representing 0.1% of the Fund’s net assets.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(J)	Percentage rounds to less than 0.01% or (0.01)%.
(K)	Rate disclosed reflects the yield at July 31, 2015.
(L)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $284,558.

(M)

Aggregate cost for federal income tax purposes is $564,876,153. Aggregate gross unrealized appreciation and depreciation for all securities is $90,134,791 and $8,053,928, respectively. Net unrealized appreciation for tax purposes is $82,080,863.

(N)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(O)	Level 3 securities were not considered significant to the Fund.
(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2015 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 92.4%
Alternative Investments - 8.3%
Transamerica MLP & Energy Income (A)	3,746,160	$ 36,150,446

Fixed Income - 19.6%
Transamerica Bond (A)	1,096,968	11,112,286
Transamerica High Yield Bond (A)	3,248,022	30,401,488
Transamerica Short-Term Bond (A)	4,370,639	44,012,332

		85,526,106

Global/International Equity - 4.1%
Transamerica Developing Markets Equity (A)	1,862,934	17,940,053

Inflation-Protected Securities - 1.3%
Transamerica Inflation Opportunities (A)	610,017	5,935,461

Tactical and Specialty - 59.1%
Transamerica Arbitrage Strategy (A)	1,554,695	15,375,933
Transamerica Commodity Strategy (A) (B)	1,435,748	8,901,637
Transamerica Event Driven (A) (B)	2,900,576	28,628,686
Transamerica Global Multifactor Macro (A) (B)	6,216,768	63,100,197
Transamerica Global Real Estate Securities (A)	1,586,166	22,587,001
Transamerica Long/Short Strategy (A)	7,960,647	74,670,864
Transamerica Managed Futures Strategy (A)	4,101,958	45,121,542

		258,385,860

Total Investment Companies (Cost $394,700,843)		403,937,926

	Principal	Value
REPURCHASE AGREEMENT - 7.8%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $34,180,235 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 3.50%, due 08/15/2029 - 12/01/2031, and with a total value of $34,863,969.	$ 34,180,207	34,180,207

Total Repurchase Agreement (Cost $34,180,207)		34,180,207

Total Investments (Cost $428,881,050) (D)		438,118,133
Net Other Assets (Liabilities) - (0.2)%		(907,412)

Net Assets - 100.0%		$ 437,210,721

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Investment Companies	$403,937,926	$—	$—	$403,937,926
Repurchase Agreement	—	34,180,207	—	34,180,207

Total Investments	$403,937,926	$34,180,207	$—	$438,118,133

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $428,881,050. Aggregate gross unrealized appreciation and depreciation for all securities is $18,442,375 and $9,205,292, respectively. Net unrealized appreciation for tax purposes is $9,237,083.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCK - 1.1%
Real Estate Investment Trusts - 1.1%
NexPoint Residential Trust, Inc.	909	$ 11,790

Total Common Stock (Cost $12,863)		11,790

EXCHANGE-TRADED FUND - 2.9%
Capital Markets - 2.9%
Vanguard Dividend Appreciation ETF	391	31,389

Total Exchange-Traded Fund (Cost $31,896)		31,389

INVESTMENT COMPANIES - 76.5%
Capital Markets - 76.5%
Adams Diversified Equity Fund, Inc. (A)	2,560	36,736
AllianceBernstein Income Fund, Inc.	4,209	31,525
AllianzGI Equity & Convertible Income Fund	788	15,303
BlackRock Build America Bond Trust	898	18,283
BlackRock Enhanced Equity Dividend Trust	1,970	15,780
BlackRock Muni Intermediate Duration Fund, Inc.	1,308	18,063
BlackRock MuniHoldings California Quality Fund, Inc.	1,330	18,992
BlackRock MuniHoldings Investment Quality Fund	1,358	19,202
Cohen & Steers Quality Income Realty Fund, Inc.	2,909	33,133
Cohen & Steers REIT and Preferred Income Fund, Inc.	1,772	31,790
Eaton Vance Enhanced Equity Income Fund II	1,139	16,333
Eaton Vance Municipal Bond Fund	1,454	17,899
Eaton Vance Risk-Managed Diversified Equity Income Fund	1,491	15,969
Invesco Dynamic Credit Opportunities Fund	2,786	32,485
Invesco Municipal Opportunity Trust	1,499	18,887
Invesco Municipal Trust	1,518	18,550
Invesco Quality Municipal Income Trust	1,545	18,441
Invesco Trust for Investment Grade Municipals	1,452	18,594
John Hancock Preferred Income Fund (A)	1,592	31,458
John Hancock Preferred Income Fund III	1,814	30,947
John Hancock Premium Dividend Fund	2,300	31,579
John Hancock Tax-Advantaged Dividend Income Fund	1,540	31,662
Kayne Anderson Energy Development Co.	872	20,466
NexPoint Credit Strategies Fund	2,813	18,960
Nuveen Build America Bond Fund	936	18,374
Nuveen Dividend Advantage Municipal Fund	1,297	17,834
Nuveen Dividend Advantage Municipal Fund 3 (A)	1,331	18,288
Nuveen Municipal Advantage Fund, Inc.	1,337	17,702
Nuveen Municipal Market Opportunity Fund, Inc.	1,351	17,725
Nuveen NASDAQ 100 Dynamic Overwrite Fund	1,723	33,202

	Shares	Value
INVESTMENT COMPANIES (continued)
Capital Markets (continued)
Nuveen Performance Plus Municipal Fund, Inc.	1,257	$ 17,774
Nuveen Premium Income Municipal Fund 2, Inc.	1,312	17,883
Nuveen Premium Income Municipal Fund, Inc.	1,343	17,822
Nuveen Quality Income Municipal Fund, Inc.	1,316	17,805
Nuveen S&P 500 Buy-Write Income Fund	1,287	16,950
Putnam Municipal Opportunities Trust (A)	1,551	18,441
Reaves Utility Income Fund	1,062	31,393

Total Investment Companies (Cost $855,211)		822,230

SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (B)	42,488	42,488

Total Securities Lending Collateral (Cost $42,488)		42,488

	Principal	Value
REPURCHASE AGREEMENT - 20.8%
State Street Bank & Trust Co. 0.01% (B), dated 07/31/2015, to be repurchased at $224,026 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2031, and with a value of $229,366.	$ 224,026	224,026

Total Repurchase Agreement (Cost $224,026)		224,026

Total Investments (Cost $1,166,484) (C)		1,131,923
Net Other Assets (Liabilities) - (5.3)%		(57,006)

Net Assets - 100.0%		$ 1,074,917

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stock	$11,790	$—	$—	$11,790
Exchange-Traded Fund	31,389	—	—	31,389
Investment Companies	822,230	—	—	822,230
Securities Lending Collateral	42,488	—	—	42,488
Repurchase Agreement	—	224,026	—	224,026

Total Investments	$907,897	$224,026	$—	$1,131,923

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $41,346. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2015.
(C)

Aggregate cost for federal income tax purposes is $1,166,484. Aggregate gross unrealized appreciation and depreciation for all securities is $7,738 and $42,299, respectively. Net unrealized depreciation for tax purposes is $34,561.

(D)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.0%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (A)	$ 25,000,000	$ 24,826,275
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class C
2.29%, 11/08/2019	3,000,000	3,027,072
Ares IIIR / IVR CLO, Ltd.
Series 2007-3RA, Class A2
0.51%, 04/16/2021 (A) (B)	9,914,302	9,767,917
ARES XII CLO, Ltd.
Series 2007-12A, Class A
0.91%, 11/25/2020 (A) (B)	10,297,159	10,207,770
Battalion CLO, Ltd.
Series 2007-1A, Class C
1.09%, 07/14/2022 (A) (B)	14,000,000	13,551,090
Burr Ridge CLO Plus LLC
Series 2006-1A, Class C
1.03%, 03/27/2023 (A) (B)	6,500,000	6,180,909
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 (A)	9,720,146	9,672,644
Series 2013-A, Class A
3.01%, 12/04/2028 (A)	18,278,699	18,341,870
Citigroup Mortgage Loan Trust
Series 2003-HE3, Class A
0.57%, 12/25/2033 (B)	3,417,791	3,278,872
ColumbusNova CLO, Ltd.
Series 2007-1A, Class A1
0.53%, 05/16/2019 (A) (B)	1,072,158	1,067,543
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2
0.34%, 03/25/2047 (B)	19,930,176	17,762,969
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 (A)	4,902,473	4,844,104
Series 2013-2, Class A
2.27%, 05/20/2026 (A)	8,696,785	8,733,477
Series 2014-1, Class B
2.98%, 05/20/2027 (A)	3,446,153	3,445,832
Foursight Capital Automobile Receivables Trust
Series 2014-1, Class A
2.11%, 03/23/2020 (A)	6,425,376	6,406,100
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026 (A)	4,149,250	4,167,751
Series 2014-AA, Class A
1.77%, 11/25/2026 (A)	6,017,086	5,970,460
Series 2014-AA, Class B
2.07%, 11/25/2026 (A)	12,034,173	11,836,620
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (A)	20,000,000	19,980,000
Series 2014-T2, Class AT2
2.22%, 01/15/2047 (A)	10,000,000	9,981,500
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.43%, 03/20/2036 (B)	14,608,099	14,512,255
Series 2007-1, Class A4
0.55%, 03/20/2036 (B)	9,352,000	9,227,759
Inwood Park CDO, Ltd.
Series 2006-1A, Class C
0.99%, 01/20/2021 (A) (B)	12,750,000	12,342,510
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 05/20/2030 (A)	8,331,041	8,421,682

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View Funding CLO, Ltd.
Series 2006-1A, Class C1
1.04%, 04/15/2019 (A) (B)	$ 4,000,000	$ 3,911,488
Series 2007-3A, Class A1
0.50%, 04/16/2021 (A) (B)	3,520,329	3,506,913
MVW Owner Trust
Series 2014-1A, Class B
2.70%, 09/22/2031 (A)	8,225,347	8,177,163
Newstar Trust
Series 2012-2A, Class A
2.18%, 01/20/2023 (A) (B)	10,000,000	9,997,910
Ocean Trails CLO I
Series 2006-1A, Class A1
0.54%, 10/12/2020 (A) (B)	2,640,710	2,599,919
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027 (A)	2,427,268	2,492,530
Series 2014-AA, Class A
2.29%, 07/09/2029 (A)	11,064,393	11,041,334
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019 (A)	5,000,000	5,062,085
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 (A)	1,488,629	1,507,618
Series 2012-1A, Class B
3.58%, 11/20/2028 (A)	3,392,845	3,440,480
Series 2012-2A, Class A
2.38%, 03/20/2029 (A)	2,790,247	2,814,659
Series 2012-2A, Class B
3.42%, 03/20/2029 (A)	1,249,364	1,266,138
Series 2013-2A, Class C
4.75%, 11/20/2025 (A)	9,974,972	10,200,635
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	4,769,939	4,791,713
Series 2014-1A, Class B
2.42%, 03/20/2030 (A)	4,769,939	4,769,051
Series 2014-2A, Class B
2.40%, 06/20/2031 (A)	9,701,499	9,667,417
Series 2014-3A, Class B
2.80%, 10/20/2031 (A)	10,128,395	10,164,503
Series 2015-1A, Class A
2.40%, 03/22/2032 (A)	3,723,453	3,714,554
Series 2015-1A, Class B
3.05%, 03/22/2032 (A)	4,550,887	4,547,965
Silverleaf Finance XV LLC
Series 2012-D, Class A
3.00%, 03/17/2025 (A)	6,101,994	6,163,142
SilverLeaf Finance XVII LLC
Series 2013-A, Class A
2.68%, 03/16/2026 (A)	7,315,724	7,314,517
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (A)	10,251,044	10,240,578
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (A)	10,276,599	10,327,869
SVO VOI Mortgage LLC
Series 2012-AA, Class A
2.00%, 09/20/2029 (A)	10,298,512	10,183,859
Welk Resorts LLC
Series 2013-AA, Class A
3.10%, 03/15/2029 (A)	10,846,970	10,902,311
Series 2015-AA, Class A
2.79%, 06/16/2031 (A)	10,772,699	10,744,227

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC
Series 2015-1A, Class A
2.75%, 05/20/2027 (A)	$ 6,061,961	$ 6,064,319

Total Asset-Backed Securities (Cost $407,315,241)		413,169,878

CORPORATE DEBT SECURITIES - 64.0%
Aerospace & Defense - 1.5%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (C)	3,820,000	3,447,550
7.50%, 03/15/2018 (A)	14,956,000	15,096,213
Exelis, Inc.
4.25%, 10/01/2016	36,315,000	37,400,455

		55,944,218

Airlines - 1.4%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	1,393,815	1,505,321
8.06%, 01/02/2022	8,488,166	9,676,509
Delta Air Lines Pass-Through Trust
6.20%, 01/02/2020	21,306,523	23,117,578
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	970,167	1,016,832
UAL Pass-Through Trust
10.40%, 05/01/2018	10,982,653	11,881,034
Virgin Australia Trust
5.00%, 04/23/2025 (A)	6,677,918	6,945,034

		54,142,308

Automobiles - 1.0%
General Motors Co.
3.50%, 10/02/2018	38,029,000	38,682,338

Banks - 8.3%
American Express Centurion Bank Series MTN
6.00%, 09/13/2017	10,000,000	10,903,950
Barclays Bank PLC
6.05%, 12/04/2017 (A)	31,470,000	34,169,245
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (A) (B) (D)	19,209,000	24,113,058
Fifth Third Bancorp
5.45%, 01/15/2017	8,737,000	9,199,904
HBOS PLC Series MTN
6.75%, 05/21/2018 (A)	23,050,000	25,565,216
ING Bank NV
0.97%, 10/01/2019 (A) (B)	6,800,000	6,752,420
3.75%, 03/07/2017 (A)	15,062,000	15,609,473
Intesa Sanpaolo SpA
1.67%, 04/11/2016 (B)	13,000,000	13,025,688
Lloyds Bank PLC Series MTN
9.88%, 12/16/2021 (B) (E)	17,101,000	18,826,320
National City Bank
5.25%, 12/15/2016	17,300,000	18,194,635
Regions Bank
7.50%, 05/15/2018	31,656,000	36,137,128
Regions Financial Corp.
2.00%, 05/15/2018	20,000,000	19,932,400
Royal Bank of Scotland Group PLC
1.22%, 03/31/2017 (B)	6,375,000	6,368,058
6.40%, 10/21/2019	31,725,000	35,577,430

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Santander Bank NA
8.75%, 05/30/2018	$ 15,314,000	$ 17,692,019
Societe Generale SA
5.75%, 04/20/2016 (A)	5,505,000	5,655,567
UniCredit Luxembourg Finance SA Series MTN
6.00%, 10/31/2017 (A)	4,045,000	4,260,457
Wachovia Corp.
5.63%, 10/15/2016	10,233,000	10,775,779

		312,758,747

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 (C)	BRL 21,570,000	6,123,664
Coca-Cola Bottling Co. Consolidated
5.00%, 06/15/2016	$ 7,650,000	7,881,565
Constellation Brands, Inc.
3.88%, 11/15/2019 (C)	2,007,000	2,046,889
7.25%, 05/15/2017	8,124,000	8,814,540

		24,866,658

Building Products - 0.0% (F)
Owens Corning
6.50%, 12/01/2016 (C)	1,331,000	1,410,595

Capital Markets - 2.1%
Goldman Sachs Group, Inc. Series MTN
7.50%, 02/15/2019	16,332,000	19,232,057
Morgan Stanley Series MTN
3.00%, 08/31/2017 (B)	1,500,000	1,537,050
5.95%, 12/28/2017	21,000,000	23,000,691
7.30%, 05/13/2019	18,295,000	21,520,738
UBS AG
5.88%, 12/20/2017	11,870,000	13,018,565

		78,309,101

Chemicals - 1.5%
ADOP Co.
6.63%, 10/01/2017 (A)	15,000,000	16,489,440
Dow Chemical Co.
8.55%, 05/15/2019	26,611,000	32,358,178
Lubrizol Corp.
8.88%, 02/01/2019	6,310,000	7,716,404

		56,564,022

Commercial Services & Supplies - 0.3%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 (A)	9,600,000	9,875,030

Construction & Engineering - 0.4%
Toll Brothers Finance Corp.
8.91%, 10/15/2017	11,525,000	13,196,125

Construction Materials - 0.8%
CRH America, Inc.
8.13%, 07/15/2018	27,335,000	31,922,988

Consumer Finance - 1.5%
Ally Financial, Inc.
4.75%, 09/10/2018	17,750,000	18,415,625
American Express Credit Corp. Series MTN
1.80%, 07/31/2018 (C)	9,800,000	9,801,117

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Discover Financial Services
6.45%, 06/12/2017	$ 22,678,000	$ 24,573,223
Springleaf Finance Corp. Series MTN
6.90%, 12/15/2017	5,000,000	5,325,000

		58,114,965

Diversified Financial Services - 6.8%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020 (C)	7,500,000	7,565,625
Bank of America Corp.
5.42%, 03/15/2017	10,206,000	10,779,659
5.49%, 03/15/2019 (C)	8,750,000	9,580,235
Bank of America NA
0.59%, 06/15/2017 (B)	46,000,000	45,676,620
Citigroup, Inc.
0.55%, 06/09/2016 (B)	12,390,000	12,331,544
1.70%, 04/27/2018	18,295,000	18,152,701
1.80%, 02/05/2018	15,000,000	14,973,405
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	5,000,000	5,212,500
Ford Motor Credit Co. LLC
8.00%, 12/15/2016	28,398,000	30,796,183
JPMorgan Chase Bank NA
6.00%, 10/01/2017	29,010,000	31,551,421
Lazard Group LLC
6.85%, 06/15/2017	4,141,000	4,499,640
Murray Street Investment Trust I
4.65%, 03/09/2017 (G)	8,046,000	8,425,626
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	29,410,000	37,142,977
OMX Timber Finance Investments I LLC
5.42%, 01/29/2020 (A)	17,001,000	18,745,983

		255,434,119

Diversified Telecommunication Services - 2.2%
AT&T, Inc.
1.21%, 06/30/2020 (B)	10,000,000	10,042,840
5.80%, 02/15/2019	21,165,000	23,682,958
Qwest Corp.
8.38%, 05/01/2016	11,007,000	11,639,902
Sprint Capital Corp.
6.90%, 05/01/2019	9,000,000	8,820,000
Telefonica Emisiones SAU
3.19%, 04/27/2018	18,370,000	18,876,204
Verizon Communications, Inc.
2.04%, 09/14/2018 (B)	8,900,000	9,176,835

		82,238,739

Electric Utilities - 3.7%
Entergy Texas, Inc.
7.13%, 02/01/2019	22,351,000	26,014,418
Exelon Corp.
1.55%, 06/09/2017	26,925,000	26,937,170
Jersey Central Power & Light Co.
5.65%, 06/01/2017	6,850,000	7,349,988
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	5,190,000	5,173,480
5.00%, 09/30/2017	7,200,000	7,730,187
6.80%, 09/01/2018	8,000,000	9,188,760
Public Service Co. of Colorado
5.80%, 08/01/2018	18,201,000	20,429,840

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co.
1.85%, 02/01/2022	$ 26,500,000	$ 26,508,480
Xcel Energy, Inc.
5.61%, 04/01/2017	8,431,000	9,002,959

		138,335,282

Electronic Equipment, Instruments & Components - 0.4%
Avnet, Inc.
6.63%, 09/15/2016	15,199,000	15,998,361

Energy Equipment & Services - 3.8%
Boardwalk Pipelines, LP
5.88%, 11/15/2016	19,745,000	20,506,051
Energy Transfer Partners, LP
2.50%, 06/15/2018	7,865,000	7,876,538
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	39,629,000	42,749,784
Nabors Industries, Inc.
6.15%, 02/15/2018	11,000,000	11,777,557
Sunoco Logistics Partners Operations, LP
6.13%, 05/15/2016	17,646,000	18,298,584
Transocean, Inc.
5.55%, 12/15/2016	22,516,000	22,741,160
Weatherford International, Ltd.
9.63%, 03/01/2019 (C)	16,235,000	18,532,139

		142,481,813

Food Products - 1.2%
ConAgra Foods, Inc.
2.10%, 03/15/2018	22,340,000	22,207,278
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (A)	8,330,000	8,364,803
Tyson Foods, Inc.
6.60%, 04/01/2016	15,700,000	16,272,752

		46,844,833

Gas Utilities - 0.8%
DTE Gas Co.
5.00%, 10/01/2019	28,400,000	31,735,466

Health Care Equipment & Supplies - 1.1%
Becton Dickinson and Co.
6.38%, 08/01/2019	16,350,000	18,703,256
Boston Scientific Corp.
2.65%, 10/01/2018	22,000,000	22,316,382

		41,019,638

Health Care Providers & Services - 0.4%
Express Scripts Holding Co.
1.25%, 06/02/2017 (C)	15,743,000	15,664,773

Hotels, Restaurants & Leisure - 0.5%
MGM Resorts International
10.00%, 11/01/2016 (C)	18,460,000	20,029,100

Household Durables - 0.7%
Meritage Homes Corp.
4.50%, 03/01/2018	16,694,000	16,902,675
Whirlpool Corp.
7.75%, 07/15/2016	7,970,000	8,456,855

		25,359,530

Insurance - 3.1%
CNA Financial Corp.
6.50%, 08/15/2016	12,500,000	13,163,812

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (C)	$ 26,072,000	$ 28,107,858
Genworth Holdings, Inc. Series MTN
6.52%, 05/22/2018 (C)	14,490,000	15,359,400
Liberty Mutual Group, Inc.
6.70%, 08/15/2016 (A)	5,000,000	5,287,645
Prudential Covered Trust
3.00%, 09/30/2015 (A)	84,001	84,255
Sirius International Group, Ltd.
6.38%, 03/20/2017 (A)	22,303,000	23,378,607
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	30,432,000	31,118,242

		116,499,819

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	18,820,000	18,778,747

Machinery - 0.2%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (A) (C)	8,000,000	8,060,000

Media - 2.3%
Cablevision Systems Corp.
7.75%, 04/15/2018 (C)	14,852,000	16,058,725
CCO Safari II LLC
3.58%, 07/23/2020 (A)	30,000,000	30,088,620
DISH DBS Corp.
4.25%, 04/01/2018	5,000,000	5,087,500
Sky PLC
9.50%, 11/15/2018 (A)	27,879,000	33,996,378

		85,231,223

Metals & Mining - 1.6%
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (A)	4,913,000	5,130,671
Kinross Gold Corp.
3.63%, 09/01/2016	27,605,000	27,525,525
Novelis, Inc.
8.38%, 12/15/2017	10,000,000	10,350,000
Vale Overseas, Ltd.
6.25%, 01/11/2016	17,000,000	17,309,740

		60,315,936

Multi-Utilities - 1.0%
Consumers Energy Co.
6.70%, 09/15/2019 (C)	10,000,000	11,786,440
Dominion Resources, Inc.
2.50%, 12/01/2019	5,000,000	5,016,040
5.20%, 08/15/2019	19,546,000	21,517,429

		38,319,909

Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Energy Corp.
3.54%, 04/15/2019 (B) (C)	29,692,500	25,015,931
Enbridge, Inc.
0.93%, 10/01/2016 (B) (C)	19,895,000	19,825,049
Petrobras Global Finance BV
2.00%, 05/20/2016	15,000,000	14,793,300
3.50%, 02/06/2017	7,000,000	6,862,590
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 (A)	11,049,324	11,415,742

		77,912,612

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.6%
Actavis Funding SCS
1.54%, 03/12/2020 (B)	$ 8,500,000	$ 8,539,262
2.35%, 03/12/2018	14,595,000	14,639,967
Perrigo Co. PLC
1.30%, 11/08/2016	5,823,000	5,788,708
Valeant Pharmaceuticals International, Inc.
5.38%, 03/15/2020 (A)	15,000,000	15,412,500
Zoetis, Inc.
1.88%, 02/01/2018	16,115,000	16,037,842

		60,418,279

Real Estate Investment Trusts - 3.1%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	4,500,000	4,404,375
3.00%, 02/06/2019	22,637,000	21,638,188
Government Properties Income Trust
3.75%, 08/15/2019	24,795,000	25,344,532
Highwoods Realty, LP
5.85%, 03/15/2017	21,465,000	22,846,079
Hospitality Properties Trust
6.70%, 01/15/2018	13,666,000	14,765,990
Simon Property Group, LP
10.35%, 04/01/2019	21,362,000	27,079,368

		116,078,532

Real Estate Management & Development - 0.8%
First Industrial, LP
5.75%, 01/15/2016	16,570,000	16,865,642
Series MTN
7.50%, 12/01/2017	11,650,000	12,859,794

		29,725,436

Road & Rail - 1.7%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	31,004,000	32,107,091
7.13%, 10/15/2020 (A) (C)	10,664,000	12,449,367
GATX Financial Corp.
5.80%, 03/01/2016	19,000,000	19,496,299

		64,052,757

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.
2.45%, 07/29/2020	11,769,000	11,855,667
KLA-Tencor Corp.
2.38%, 11/01/2017	17,635,000	17,791,246
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 (A) (C)	15,654,000	15,849,675

		45,496,588

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
1.00%, 05/03/2018	10,000,000	9,898,660
Hewlett-Packard Co.
1.23%, 01/14/2019 (B)	10,000,000	9,868,570

		19,767,230

Tobacco - 1.8%
Altria Group, Inc.
9.70%, 11/10/2018	8,659,000	10,728,458
Imperial Tobacco Finance PLC
2.05%, 07/20/2018 (A)	14,000,000	13,988,548

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
Reynolds American, Inc.
2.30%, 06/12/2018 (C)	$ 18,000,000	$ 18,159,768
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	20,000,000	23,815,980

		66,692,754

Trading Companies & Distributors - 1.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	39,130,000	40,890,850

Wireless Telecommunication Services - 0.3%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	9,700,000	10,864,000

Total Corporate Debt Securities (Cost $2,418,981,762)		2,410,033,421

FOREIGN GOVERNMENT OBLIGATION - 0.4%
Export-Import Bank of Korea
4.00%, 01/11/2017	13,900,000	14,425,142

Total Foreign Government Obligation (Cost $13,900,745)		14,425,142

LOAN ASSIGNMENTS - 1.6%
Food & Staples Retailing - 0.2%
Albertson’s LLC, Term Loan B2
5.38%, 03/21/2019 (B)	8,332,697	8,362,994

Food Products - 0.2%
Aramark Services, Inc., Extended Synthetic Line of Credit 2
0.04%, 07/26/2016 (B)	2,644,062	2,630,842
Aramark Services, Inc., Extended Synthetic Line of Credit 3
0.03%, 07/26/2016 (B)	6,211,851	6,180,792

		8,811,634

Health Care Providers & Services - 0.4%
HCA, Inc., Term Loan B5
2.94%, 03/31/2017 (B)	13,263,750	13,276,642

Personal Products - 0.2%
Revlon Consumer Products Corp., Term Loan B
3.25%, 11/20/2017 (B)	8,327,410	8,317,001

Technology Hardware, Storage & Peripherals - 0.6%
Dell, Inc., Term Loan C
3.75%, 10/29/2018 (B)	22,786,288	22,795,790

Total Loan Assignments (Cost $61,365,825)		61,564,061

MORTGAGE-BACKED SECURITIES - 21.2%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 (A)	10,567,096	10,848,001
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B
2.16%, 12/15/2031 (A) (B)	10,000,000	10,020,430
Series 2014-IP, Class D
2.72%, 06/15/2028 (A) (B)	11,000,000	10,982,334
Banc of America Funding Trust
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 (A)	1,297,285	1,324,393
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.57%, 06/15/2049 (A) (B)	7,970,000	8,434,396
BBCMS Trust
Series 2014-BXO, Class C
2.19%, 08/15/2027 (A) (B)	10,000,000	9,984,440

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.75%, 08/26/2035 (A) (B)	$ 1,195,594	$ 1,182,495
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 (A) (B)	46,710	46,602
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 (A) (B)	1,162,168	1,188,361
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (A) (B)	4,597,493	4,847,027
Series 2009-RR6, Class 2A1
2.57%, 08/26/2035 (A) (B)	4,534,622	4,498,658
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (A) (B)	3,153,974	3,220,561
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 (A) (B)	81,744	81,811
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 (A)	4,303,133	4,424,597
Series 2012-RR2, Class 7A3
2.61%, 09/26/2035 (A) (B)	3,406,755	3,424,917
Series 2012-RR4, Class 2A5
1.95%, 04/26/2037 (A) (B)	5,323,142	5,325,325
Series 2012-RR5, Class 6A1
2.73%, 10/26/2035 (A) (B)	3,964,934	4,005,272
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	3,267,248	3,276,227
BHMS Mortgage Trust
Series 2014-ATLS, Class CFL
2.63%, 07/05/2033 (A) (B)	15,000,000	14,725,590
BLCP Hotel Trust
Series 2014-CLRN, Class C
2.14%, 08/15/2029 (A) (B)	10,000,000	10,031,360
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037 (A)	2,382,954	2,448,452
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class B
1.94%, 08/15/2026 (A) (B)	15,000,000	14,999,310
Series 2013-BOCA, Class C
2.34%, 08/15/2026 (A) (B)	10,745,000	10,744,903
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	11,844,711	12,370,189
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class C
2.69%, 12/15/2027 (A) (B)	15,000,000	15,040,110
CGWF Commercial Mortgage Trust
Series 2013-RKWH, Class C
2.49%, 11/15/2030 (A) (B)	15,000,000	14,995,560
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.94%, 06/15/2033 (A) (B)	18,000,000	17,860,860
Series 2014-388G, Class E
2.54%, 06/15/2033 (A) (B)	15,000,000	14,870,370
Citigroup Mortgage Loan Trust
Series 2009-10, Class 6A1
2.72%, 09/25/2034 (A) (B)	1,270,314	1,266,041
Series 2010-8, Class 5A6
4.00%, 11/25/2036 (A)	4,214,525	4,269,137

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust (continued)
Series 2010-8, Class 6A6
4.50%, 12/25/2036 (A)	$ 3,964,117	$ 4,039,153
Series 2010-8, Class 6A62
3.50%, 12/25/2036 (A)	2,446,075	2,470,210
Series 2014-A, Class A
4.00%, 01/25/2035 (A) (B)	12,029,995	12,441,649
COMM Mortgage Trust
Series 2013-FL3, Class B
2.34%, 10/13/2028 (A) (B)	15,000,000	14,980,170
Series 2013-FL3, Class C
2.92%, 10/13/2028 (A) (B)	8,300,000	8,335,358
Series 2014-PAT, Class D
2.34%, 08/13/2027 (A) (B)	15,000,000	15,028,275
Series 2014-PAT, Class E
3.34%, 08/13/2027 (A) (B)	5,000,000	4,967,130
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.13%, 11/17/2026 (A) (B)	6,846,534	6,845,001
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	13,481,673	14,046,340
Series 2007-C4, Class AAB
5.95%, 09/15/2039 (B)	3,412,069	3,498,435
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	6,730,000	7,127,575
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/2040 (B)	20,842,000	20,952,900
CSMC Trust
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 (A) (B)	5,560,287	5,646,805
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 (A) (B)	254,004	253,734
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 (A) (B)	1,596,826	1,585,041
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (A)	9,745,496	9,816,794
Series 2010-RR2, Class 1B
5.51%, 04/15/2047 (A) (B)	11,000,000	11,531,817
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 (A) (B)	8,250,000	8,487,666
Series 2015-DEAL, Class B
2.04%, 04/15/2029 (A) (B)	16,120,000	16,069,722
Series 2015-DEAL, Class D
3.28%, 04/15/2029 (A) (B)	10,000,000	9,968,750
Series 2015-SAND, Class C
2.34%, 08/15/2030 (A) (B) (H)	4,000,000	4,000,000
Del Coronado Trust
Series 2013-HDC, Class D
2.13%, 03/15/2026 (A) (B)	8,500,000	8,479,056
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class C
4.81%, 07/10/2045 (B)	7,988,130	7,984,991
GP Portfolio Trust
Series 2014-GPP, Class C
2.14%, 02/15/2027 (A) (B)	13,000,000	13,015,704
Series 2014-GPP, Class D
2.94%, 02/15/2027 (A) (B)	10,000,000	10,013,690
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.06%, 04/10/2031 (A)	7,861,594	7,743,143
Hilton USA Trust
Series 2013-HLF, Class CFL
2.09%, 11/05/2030 (A) (B)	14,703,139	14,688,906
Series 2013-HLF, Class DFL
2.94%, 11/05/2030 (A) (B)	4,878,052	4,871,618

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class C
2.29%, 11/15/2029 (A) (B)	$ 6,900,000	$ 6,915,794
Impac CMB Trust
Series 2007-A, Class A
0.44%, 05/25/2037 (A) (B)	12,286,691	11,803,197
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.61%, 12/26/2037 (A) (B)	1,969,174	1,959,288
Series 2009-R2, Class 3A
2.67%, 01/26/2047 (A) (B)	740,347	738,956
Series 2009-R7, Class 11A1
2.41%, 03/26/2037 (A) (B)	1,644,886	1,621,644
Series 2009-R7, Class 12A1
2.74%, 08/26/2036 (A) (B)	489,789	485,456
Series 2009-R7, Class 4A1
2.52%, 09/26/2034 (A) (B)	793,062	782,674
Series 2009-R9, Class 1A1
2.30%, 08/26/2046 (A) (B)	4,437,828	4,489,387
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 (A)	962,150	976,373
Series 2010-R3, Class 1A1
2.69%, 03/21/2036 (A) (B)	746,632	746,558
Series 2010-R8, Class 2A1
2.63%, 10/26/2036 (A)	2,038,502	2,050,050
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C
3.80%, 06/10/2027 (A) (B)	10,000,000	10,096,570
Series 2014-FBLU, Class C
2.19%, 12/15/2028 (A) (B)	20,000,000	20,001,960
Series 2014-FBLU, Class D
2.79%, 12/15/2028 (A) (B)	7,195,000	7,201,281
Series 2014-INN, Class C
1.89%, 06/15/2029 (A) (B)	19,365,000	19,278,284
Series 2015-CSMO, Class C
2.44%, 01/15/2032 (A) (B)	15,000,000	14,942,550
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.74%, 06/15/2050 (A) (B)	10,000,000	10,512,470
JPMorgan Re-REMIC Trust
Series 2009-11, Class 1A1
2.61%, 02/26/2037 (A) (B)	3,773,717	3,744,516
Series 2009-7, Class 8A1
3.12%, 01/27/2047 (A) (B)	348,808	349,709
Series 2010-4, Class 7A1
1.87%, 08/26/2035 (A) (B)	1,940,053	1,934,656
Series 2010-5, Class 2A2
4.50%, 07/26/2035 (A) (B)	5,488,220	5,679,561
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class A
0.44%, 02/25/2030 (A) (B)	6,984,175	6,605,863
MASTR Alternative Loan Trust
Series 2003-4, Class 1A1
5.00%, 05/25/2018	4,554,865	4,656,703
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.79%, 08/12/2045 (A) (B)	10,000,000	10,627,420
Series 2010-R4, Class 3A
5.50%, 08/26/2047 (A)	10,665,631	10,947,780
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 (A)	10,334,774	9,251,689

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (A) (B)	$ 6,828,641	$ 7,031,199
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (A) (B)	9,010,736	9,253,106
NorthStar
Series 2013-1A, Class A
2.04%, 08/25/2029 (A) (B)	11,224,136	11,224,136
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 (A)	4,486,893	4,486,893
RBSCF Trust
Series 2009-RR2, Class CWB
5.22%, 08/16/2048 (A) (B)	4,000,000	4,122,572
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 (A)	18,402,686	18,793,983
RBSSP Re-REMIC Trust
Series 2013-2, Class 2A1
0.38%, 12/20/2036 (A) (B)	14,036,278	13,570,849
SCG Trust
Series 2013-SRP1, Class AJ
2.14%, 11/15/2026 (A) (B)	15,375,000	15,419,587
Series 2013-SRP1, Class B
2.69%, 11/15/2026 (A) (B)	20,000,000	19,990,660
Springleaf Mortgage Loan Trust
Series 2013-2A, Class A
1.78%, 12/25/2065 (A) (B)	3,059,887	3,066,594
Station Place Securitization Trust
Series 2014-4, Class A
2.44%, 12/16/2016 (A) (B)	30,000,000	30,000,000
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.48%, 08/15/2039 (B)	3,672,804	3,688,571
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.14%, 07/15/2042 (B)	6,000,000	6,012,870
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
2.62%, 09/27/2035 (A) (B)	1,964,293	1,966,935
Series 2010-RR4, Class 1A1
2.69%, 12/27/2046 (A) (B)	3,745,035	3,761,124
Series 2011-RR3, Class A1
2.69%, 03/27/2037 (A) (B)	9,790,377	9,602,157
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.62%, 06/25/2033 (B)	651,954	657,262

Total Mortgage-Backed Securities (Cost $805,379,355)		800,676,249

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Rhode Island - 0.1%
Rhode Island Commerce Corp., Revenue Bonds
AGM
6.00%, 11/01/2015 (I)	5,950,000	6,011,642

Total Municipal Government Obligation (Cost $5,950,000)		6,011,642

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (F)
Federal Home Loan Mortgage Corp.
2.27%, 08/01/2037 (B)	416,869	442,253

Total U.S. Government Agency Obligation (Cost $422,715)		442,253

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (J)	63,075,418	$ 63,075,418

Total Securities Lending Collateral (Cost $63,075,418)		63,075,418

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (J), dated 07/31/2015, to be repurchased at $43,467,629 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 05/15/2040, and with a total value of $44,337,846.	$ 43,467,593	43,467,593

Total Repurchase Agreement (Cost $43,467,593)		43,467,593

Total Investments (Cost $3,819,858,654) (K)		3,812,865,657
Net Other Assets (Liabilities) - (1.2)%		(46,919,919)

Net Assets - 100.0%		$ 3,765,945,738

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$413,169,878	$—	$413,169,878
Corporate Debt Securities	—	2,410,033,421	—	2,410,033,421
Foreign Government Obligation	—	14,425,142	—	14,425,142
Loan Assignments	—	61,564,061	—	61,564,061
Mortgage-Backed Securities	—	800,676,249	—	800,676,249
Municipal Government Obligation	—	6,011,642	—	6,011,642
U.S. Government Agency Obligation	—	442,253	—	442,253
Securities Lending Collateral	63,075,418	—	—	63,075,418
Repurchase Agreement	—	43,467,593	—	43,467,593

Total Investments	$63,075,418	$3,749,790,239	$—	$3,812,865,657

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2 (M)
Mortgage-Backed Securities	$—	$—	$—	$9,251,689

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $1,614,939,101, representing 42.9% of the Fund’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(C)

All or a portion of the security is on loan. The value of all securities on loan is $61,767,036. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2015; the maturity date disclosed is the ultimate maturity date.
(H)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(I)	Illiquid security. Total aggregate value of illiquid securities is $6,011,642, representing 0.2% of the Fund’s net assets.
(J)	Rate disclosed reflects the yield at July 31, 2015.
(K)

Aggregate cost for federal income tax purposes is $3,819,858,654. Aggregate gross unrealized appreciation and depreciation for all securities is $25,726,240 and $32,719,237, respectively. Net unrealized depreciation for tax purposes is $6,992,997.

(L)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Transferred from Level 3 to 2 due to utilizing significant observable inputs, as of prior reporting period the security utilized significant unobservable inputs.

CURRENCY ABBREVIATION:

BRL	Brazilian Real

PORTFOLIO ABBREVIATIONS:

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.9%
AAR Corp.	11,490	$ 309,655
Ducommun, Inc. (A)	32,255	772,507
Moog, Inc., Class A (A)	4,365	291,844
Triumph Group, Inc.	15,635	841,945

		2,215,951

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (A)	16,255	798,933

Auto Components - 0.4%
Cooper Tire & Rubber Co.	25,570	842,020
Modine Manufacturing Co. (A)	15,305	155,040

		997,060

Banks - 5.5%
Banc of California, Inc.	39,735	481,986
Banner Corp.	18,240	869,318
BBCN Bancorp, Inc.	19,970	306,539
Berkshire Hills Bancorp, Inc.	9,585	278,923
Cardinal Financial Corp.	5,275	123,224
Cathay General Bancorp	26,780	859,906
CenterState Banks, Inc.	5,420	75,555
Central Pacific Financial Corp.	19,320	449,963
Chemical Financial Corp.	5,155	169,857
Commerce Bancshares, Inc.	18,840	887,176
Eagle Bancorp, Inc. (A)	19,820	880,008
First BanCorp (A)	194,335	837,584
First Merchants Corp.	33,885	882,027
First NBC Bank Holding Co. (A)	22,935	876,117
Glacier Bancorp, Inc.	8,865	249,106
Heartland Financial USA, Inc.	16,655	627,560
Investors Bancorp, Inc.	70,920	863,806
National Penn Bancshares, Inc.	33,205	355,958
Popular, Inc. (A)	26,375	807,602
S&T Bancorp, Inc.	28,835	891,578
Trico Bancshares	25,540	633,137
Umpqua Holdings Corp.	49,265	873,961
Wilshire Bancorp, Inc.	55,305	642,644

		13,923,535

Biotechnology - 0.7%
AMAG Pharmaceuticals, Inc. (A)	13,290	849,231
PDL Biopharma, Inc.	149,975	872,854

		1,722,085

Building Products - 0.3%
Quanex Building Products Corp.	43,940	882,315

Capital Markets - 1.3%
Cowen Group, Inc., Class A (A)	143,790	812,413
Investment Technology Group, Inc.	36,680	746,438
Janus Capital Group, Inc. (B)	52,210	855,200
Waddell & Reed Financial, Inc., Class A	20,205	907,407

		3,321,458

Chemicals - 1.4%
A. Schulman, Inc. (B)	23,480	874,160
Cabot Corp.	24,875	875,103

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc. (B)	75,105	$ 739,033
Stepan Co.	18,550	909,136

		3,397,432

Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	26,460	872,122
ACCO Brands Corp. (A)	109,495	895,669
Brady Corp., Class A	37,590	884,117
Ennis, Inc.	48,125	807,538
Essendant, Inc.	24,455	900,433
Pitney Bowes, Inc.	39,520	826,758
Quad/Graphics, Inc.	54,645	898,910
R.R. Donnelley & Sons Co. (B)	47,315	830,378
Tetra Tech, Inc.	34,075	907,758

		7,823,683

Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	85,305	875,229
Comtech Telecommunications Corp.	26,980	777,294
Harmonic, Inc. (A)	124,695	749,417
NETGEAR, Inc. (A)	26,985	903,728
Plantronics, Inc.	15,330	890,366
Polycom, Inc. (A)	78,320	891,282

		5,087,316

Construction & Engineering - 1.9%
Aegion Corp., Class A (A) (B)	50,125	990,971
Comfort Systems USA, Inc., Class A	36,095	997,666
EMCOR Group, Inc.	18,905	904,226
MYR Group, Inc. (A)	29,675	891,437
Tutor Perini Corp. (A)	43,280	905,851

		4,690,151

Consumer Finance - 0.7%
Cash America International, Inc.	32,120	890,688
Nelnet, Inc., Class A	22,475	885,290

		1,775,978

Containers & Packaging - 0.9%
Avery Dennison Corp.	14,425	877,762
Greif, Inc., Class A	21,185	656,523
Sonoco Products Co.	19,840	818,995

		2,353,280

Diversified Consumer Services - 2.0%
Apollo Education Group, Inc., Class A (A)	66,945	857,566
Capella Education Co.	15,850	816,434
K12, Inc. (A)	60,870	802,875
Regis Corp. (A)	51,145	748,251
Steiner Leisure, Ltd., Class A (A)	16,170	933,009
Strayer Education, Inc. (A) (B)	16,505	917,843

		5,075,978

Diversified Telecommunication Services - 1.1%
IDT Corp., Class B	7,655	130,288
Inteliquent, Inc.	50,415	917,553
magicJack VocalTec, Ltd. (A) (B)	82,865	599,114
Vonage Holdings Corp. (A)	170,280	1,088,089

		2,735,044

Electrical Equipment - 0.7%
General Cable Corp. (B)	54,850	895,152
Regal Beloit Corp.	12,030	835,243

		1,730,395

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 5.6%
AVX Corp.	66,140	$ 890,906
Benchmark Electronics, Inc. (A)	37,940	836,956
Celestica, Inc. (A)	65,455	875,788
Checkpoint Systems, Inc.	82,240	718,778
Coherent, Inc. (A)	13,415	777,399
DTS, Inc. (A)	28,575	814,102
II-VI, Inc. (A) (B)	49,375	839,375
Insight Enterprises, Inc. (A)	31,955	862,465
Itron, Inc. (A) (B)	28,545	920,005
Jabil Circuit, Inc.	44,105	893,126
Methode Electronics, Inc.	32,935	883,646
Multi-Fineline Electronix, Inc. (A)	39,195	700,023
Orbotech, Ltd. (A)	31,475	599,284
Plexus Corp. (A)	23,390	892,095
Sanmina Corp. (A)	40,200	887,214
Tech Data Corp. (A)	14,120	823,620
TTM Technologies, Inc. (A)	95,480	871,732

		14,086,514

Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (B)	39,440	820,352
Basic Energy Services, Inc. (A)	140,855	850,764
Gulfmark Offshore, Inc., Class A (B)	64,785	610,275
Nabors Industries, Ltd.	71,805	833,656
Newpark Resources, Inc. (A)	112,860	815,978
Noble Corp. PLC (B)	66,490	794,555
Parker Drilling Co. (A)	236,700	601,218
Pioneer Energy Services Corp. (A)	194,230	710,882
SEACOR Holdings, Inc. (A)	12,840	811,103
Superior Energy Services, Inc.	47,255	803,335

		7,652,118

Food & Staples Retailing - 0.7%
SpartanNash Co.	27,000	869,670
SUPERVALU, Inc. (A)	101,465	935,507

		1,805,177

Food Products - 0.4%
Dean Foods Co.	50,820	904,596

Gas Utilities - 0.5%
New Jersey Resources Corp.	13,105	378,734
Southwest Gas Corp.	15,790	889,609

		1,268,343

Health Care Equipment & Supplies - 5.3%
Alere, Inc. (A)	18,290	889,077
Analogic Corp.	10,555	850,205
AngioDynamics, Inc. (A)	10,070	156,085
Anika Therapeutics, Inc. (A)	25,045	949,206
CONMED Corp.	15,245	864,696
Cyberonics, Inc. (A)	14,145	868,503
Greatbatch, Inc. (A)	16,540	901,926
Hill-Rom Holdings, Inc.	15,900	890,877
ICU Medical, Inc., Class B (A)	8,975	896,782
Meridian Bioscience, Inc.	48,675	880,531
Merit Medical Systems, Inc. (A)	35,425	905,463
Natus Medical, Inc. (A)	19,470	879,265
OraSure Technologies, Inc. (A)	173,980	859,461
STERIS Corp.	12,995	898,344
SurModics, Inc. (A)	31,185	732,536
Thoratec Corp. (A)	13,945	882,579

		13,305,536

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 6.0%
Almost Family, Inc. (A)	20,975	$ 917,866
Amsurg Corp., Class A (A)	12,515	897,826
Chemed Corp. (B)	6,015	892,987
IPC Healthcare, Inc. (A)	15,770	874,447
Kindred Healthcare, Inc.	43,410	895,548
Landauer, Inc. (B)	23,200	823,136
LHC Group, Inc. (A)	22,440	904,108
LifePoint Health, Inc. (A)	10,290	852,629
Magellan Health, Inc. (A)	14,315	867,346
Molina Healthcare, Inc. (A)	12,675	956,075
Owens & Minor, Inc. (B)	25,930	911,699
Patterson Cos., Inc.	17,990	902,378
PharMerica Corp. (A)	25,660	876,802
Select Medical Holdings Corp.	54,160	781,529
Triple-S Management Corp., Class B (A)	40,490	873,774
US Physical Therapy, Inc.	16,765	886,198
VCA, Inc. (A)	14,650	901,415

		15,015,763

Health Care Technology - 2.0%
Computer Programs & Systems, Inc. (B)	17,350	811,460
HMS Holdings Corp. (A) (B)	77,290	890,381
MedAssets, Inc. (A)	41,895	976,153
Merge Healthcare, Inc. (A)	137,415	754,408
Omnicell, Inc. (A)	21,985	802,892
Quality Systems, Inc. (B)	69,925	891,544

		5,126,838

Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc. (B)	15,050	901,495
Cheesecake Factory, Inc.	15,630	902,476
Cracker Barrel Old Country Store, Inc. (B)	5,815	883,240
Isle of Capri Casinos, Inc. (A)	50,360	918,566
Marriott Vacations Worldwide Corp.	10,020	837,672
Ruby Tuesday, Inc. (A)	16,170	118,688
Ruth’s Hospitality Group, Inc.	45,975	805,942

		5,368,079

Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.	174,675	434,941

Insurance - 2.4%
Aspen Insurance Holdings, Ltd.	18,510	890,146
Assured Guaranty, Ltd.	35,425	866,496
Employers Holdings, Inc.	33,795	811,080
Hanover Insurance Group, Inc.	11,100	897,435
Horace Mann Educators Corp.	24,310	856,684
Maiden Holdings, Ltd.	53,225	880,342
Selective Insurance Group, Inc.	29,945	922,605

		6,124,788

Internet & Catalog Retail - 0.6%
Nutrisystem, Inc.	35,025	1,052,501
PetMed Express, Inc. (B)	31,485	530,522

		1,583,023

Internet Software & Services - 1.0%
DHI Group, Inc. (A)	90,945	724,832
Liquidity Services, Inc. (A)	80,940	726,841
Monster Worldwide, Inc. (A) (B)	144,630	1,019,641

		2,471,314

IT Services - 1.7%
CACI International, Inc., Class A (A)	10,300	845,939

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Convergys Corp. (B)	34,140	$ 857,255
CSG Systems International, Inc. (B)	27,960	869,556
ManTech International Corp., Class A	29,875	890,574
Sykes Enterprises, Inc. (A)	36,805	897,306

		4,360,630

Life Sciences Tools & Services - 2.5%
Affymetrix, Inc. (A)	80,395	881,129
Bio-Rad Laboratories, Inc., Class A (A)	5,970	899,918
Bruker Corp. (A) (B)	42,775	900,414
Cambrex Corp. (A)	18,330	902,753
Charles River Laboratories International, Inc. (A)	11,505	893,018
ICON PLC (A)	11,205	905,364
PAREXEL International Corp. (A)	12,720	877,171

		6,259,767

Machinery - 4.4%
Actuant Corp., Class A	38,105	878,701
AGCO Corp. (B)	16,245	893,637
Blount International, Inc. (A)	76,610	640,460
Briggs & Stratton Corp. (B)	46,195	853,684
Federal Signal Corp.	58,930	881,593
Hyster-Yale Materials Handling, Inc.	13,750	930,463
Kadant, Inc.	16,545	754,287
Kennametal, Inc.	26,580	842,320
Meritor, Inc. (A)	64,540	908,723
SPX Corp.	11,985	783,939
Terex Corp. (B)	39,945	885,181
Timken Co.	26,635	889,076
Wabash National Corp. (A)	65,645	901,962

		11,044,026

Media - 0.7%
Harte-Hanks, Inc.	131,075	614,742
John Wiley & Sons, Inc., Class A	15,085	799,656
Scholastic Corp.	6,215	267,804

		1,682,202

Metals & Mining - 2.5%
Commercial Metals Co.	56,685	873,516
Dominion Diamond Corp. (A)	71,055	884,635
Kaiser Aluminum Corp. (B)	10,055	849,145
Materion Corp.	24,530	750,618
Schnitzer Steel Industries, Inc., Class A	52,245	820,769
Silver Standard Resources, Inc. (A)	64,215	369,236
Steel Dynamics, Inc.	39,880	798,796
U.S. Steel Corp. (B)	43,930	855,317

		6,202,032

Multi-Utilities - 1.1%
Avista Corp.	27,195	897,979
MDU Resources Group, Inc.	45,265	883,120
Vectren Corp.	20,800	875,680

		2,656,779

Multiline Retail - 0.3%
Big Lots, Inc. (B)	19,575	845,248

Oil, Gas & Consumable Fuels - 2.0%
Cloud Peak Energy, Inc. (A) (B)	272,555	866,725
Denbury Resources, Inc. (B)	212,645	837,821
Green Plains, Inc.	37,225	835,701
Pacific Ethanol, Inc. (A) (B)	21,700	160,146
QEP Resources, Inc.	67,100	931,348

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp., Class A (A) (B)	12,242	$ 632,177
World Fuel Services Corp.	17,900	727,635

		4,991,553

Paper & Forest Products - 1.3%
Domtar Corp.	21,380	869,311
Mercer International, Inc. (A)	61,500	743,535
P.H. Glatfelter Co.	37,585	767,110
Schweitzer-Mauduit International, Inc. (B)	22,520	894,044

		3,274,000

Personal Products - 1.0%
Avon Products, Inc. (B)	163,635	927,811
Medifast, Inc. (A)	24,520	756,932
USANA Health Sciences, Inc. (A)	6,475	807,109

		2,491,852

Pharmaceuticals - 0.7%
SciClone Pharmaceuticals, Inc. (A)	97,115	884,718
Sucampo Pharmaceuticals, Inc., Class A (A)	41,155	896,767

		1,781,485

Professional Services - 1.3%
CRA International, Inc. (A)	27,845	649,902
Heidrick & Struggles International, Inc.	32,815	717,664
Insperity, Inc.	17,570	883,420
Resources Connection, Inc.	47,790	756,516
TrueBlue, Inc. (A)	8,975	231,196

		3,238,698

Real Estate Investment Trusts - 8.1%
AG Mortgage Investment Trust, Inc. (B)	48,415	881,153
Agree Realty Corp.	24,520	759,875
Corporate Office Properties Trust (B)	34,740	803,536
DuPont Fabros Technology, Inc. (B)	28,895	871,184
Dynex Capital, Inc. (B)	99,240	731,399
EPR Properties	15,800	902,496
First Potomac Realty Trust	68,895	781,958
Franklin Street Properties Corp.	75,180	884,869
Government Properties Income Trust (B)	46,545	803,832
Hatteras Financial Corp.	53,975	877,633
Highwoods Properties, Inc.	20,905	884,909
Hospitality Properties Trust	30,075	824,657
Inland Real Estate Corp. (B)	88,225	866,370
Investors Real Estate Trust	96,840	698,216
Lexington Realty Trust	101,355	871,653
Mack-Cali Realty Corp.	23,410	487,864
MFA Financial, Inc.	116,275	875,551
New York Mortgage Trust, Inc.	71,370	533,848
Parkway Properties, Inc.	49,125	881,302
Piedmont Office Realty Trust, Inc., Class A	48,000	874,080
PS Business Parks, Inc.	11,495	885,000
Saul Centers, Inc.	15,475	802,843
Select Income REIT	40,020	803,201
Senior Housing Properties Trust	46,570	804,264
Two Harbors Investment Corp.	87,860	897,929

		20,289,622

Road & Rail - 0.7%
ArcBest Corp.	25,315	836,661
Con-way, Inc.	21,065	817,111

		1,653,772

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Energy Industries, Inc. (A)	30,850	$ 807,962
Cabot Microelectronics Corp., Class A (A)	20,350	922,669
Cohu, Inc.	58,395	578,694
Fairchild Semiconductor International, Inc., Class A (A)	58,070	874,534
FormFactor, Inc., Class A (A)	131,685	952,083
Integrated Device Technology, Inc. (A)	44,780	855,746
Intersil Corp., Class A	77,905	867,083
Kulicke & Soffa Industries, Inc. (A)	86,735	902,911
Microsemi Corp. (A)	26,905	886,251
MKS Instruments, Inc.	25,080	890,340
Pericom Semiconductor Corp.	56,200	672,714
PMC-Sierra, Inc. (A)	129,460	881,623
Synaptics, Inc. (A)	11,025	875,164
Tessera Technologies, Inc.	25,705	890,935
Xcerra Corp. (A)	114,755	721,235

		12,579,944

Software - 0.3%
Rovi Corp. (A) (B)	70,260	772,157

Specialty Retail - 6.4%
Aaron’s, Inc.	24,135	892,512
America’s Car-Mart, Inc. (A)	2,050	94,833
American Eagle Outfitters, Inc. (B)	50,535	896,996
Buckle, Inc. (B)	7,335	324,427
Build-A-Bear Workshop, Inc. (A)	50,450	880,353
Caleres, Inc.	27,305	902,157
Cato Corp., Class A	23,015	884,006
Chico’s FAS, Inc.	58,300	887,326
Children’s Place, Inc.	14,400	833,760
Citi Trends, Inc. (A)	31,315	745,610
DSW, Inc., Class A	25,705	835,927
Express, Inc. (A)	47,970	913,349
Guess?, Inc. (B)	40,235	880,744
Hibbett Sports, Inc. (A)	18,400	838,120
Kirkland’s, Inc.	32,140	876,779
Rent-A-Center, Inc.	33,020	884,606
Select Comfort Corp. (A)	34,575	900,333
Shoe Carnival, Inc.	26,365	746,393
Stage Stores, Inc.	50,480	888,448
Zumiez, Inc. (A) (B)	33,485	873,959

		15,980,638

Technology Hardware, Storage & Peripherals - 1.0%
Lexmark International, Inc., Class A	25,530	867,765
Logitech International SA	58,585	838,937
QLogic Corp. (A)	77,360	686,183

		2,392,885

Textiles, Apparel & Luxury Goods - 2.1%
Columbia Sportswear Co.	14,430	1,032,322
Culp, Inc.	30,690	928,372
Fossil Group, Inc. (A)	12,150	835,312
Movado Group, Inc.	35,485	898,835
Perry Ellis International, Inc. (A)	31,540	759,799
Wolverine World Wide, Inc.	30,230	886,344

		5,340,984

Thrifts & Mortgage Finance - 1.1%
First Defiance Financial Corp., Class A	20,840	801,298
HomeStreet, Inc. (A)	15,735	355,769

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	36,950	$ 860,196
WSFS Financial Corp.	23,920	686,743

		2,704,006

Trading Companies & Distributors - 0.7%
Kaman Corp.	20,805	821,173
WESCO International, Inc. (A) (B)	14,585	894,936

		1,716,109

Wireless Telecommunication Services - 0.6%
Shenandoah Telecommunications Co.	23,065	792,975
Spok Holdings, Inc.	41,425	693,040

		1,486,015

Total Common Stocks (Cost $253,268,651)		247,422,028

SECURITIES LENDING COLLATERAL - 13.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	32,864,140	32,864,140

Total Securities Lending Collateral (Cost $32,864,140)		32,864,140

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $5,110,870 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $5,213,908.	$ 5,110,866	5,110,866

Total Repurchase Agreement (Cost $5,110,866)		5,110,866

Total Investments (Cost $291,243,657) (D)		285,397,034
Net Other Assets (Liabilities) - (13.6)%		(34,155,663)

Net Assets - 100.0%		$ 251,241,371

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$247,422,028	$—	$—	$247,422,028
Securities Lending Collateral	32,864,140	—	—	32,864,140
Repurchase Agreement	—	5,110,866	—	5,110,866

Total Investments	$280,286,168	$5,110,866	$—	$285,397,034

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $31,994,354. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $291,243,657. Aggregate gross unrealized appreciation and depreciation for all securities is $14,054,172 and $19,900,795, respectively. Net unrealized depreciation for tax purposes is $5,846,623.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Auto Components - 1.5%
Dorman Products, Inc. (A) (B)	170,670	$ 9,007,963

Banks - 9.5%
BancorpSouth, Inc. (A)	678,300	17,140,641
Pinnacle Financial Partners, Inc.	142,310	7,555,238
PrivateBancorp, Inc., Class A	429,410	17,751,809
South State Corp.	171,190	13,304,887

		55,752,575

Biotechnology - 2.2%
Eagle Pharmaceuticals, Inc. (A) (B)	132,460	12,798,285

Building Products - 2.2%
AAON, Inc.	230,420	5,113,020
Advanced Drainage Systems, Inc. (A)	289,970	8,069,865

		13,182,885

Communications Equipment - 1.4%
Ruckus Wireless, Inc. (A) (B)	655,450	8,081,699

Diversified Financial Services - 3.1%
MarketAxess Holdings, Inc.	187,520	18,339,456

Diversified Telecommunication Services - 1.9%
Cogent Communications Holdings, Inc.	344,680	10,957,377

Electrical Equipment - 1.8%
EnerSys	170,770	10,664,587

Food Products - 5.5%
Calavo Growers, Inc.	107,730	5,872,362
J&J Snack Foods Corp.	101,930	12,064,435
TreeHouse Foods, Inc. (B)	176,740	14,485,610

		32,422,407

Health Care Equipment & Supplies - 2.8%
Cantel Medical Corp.	186,132	10,214,924
Neogen Corp. (B)	110,900	6,453,271

		16,668,195

Health Care Providers & Services - 3.2%
Aceto Corp.	478,650	11,214,770
Providence Service Corp. (B)	161,370	7,594,072

		18,808,842

Health Care Technology - 2.3%
Medidata Solutions, Inc. (A) (B)	247,740	13,328,412

Hotels, Restaurants & Leisure - 4.7%
Krispy Kreme Doughnuts, Inc. (A) (B)	337,441	6,289,900
Popeyes Louisiana Kitchen, Inc. (B)	142,500	8,646,900
Sonic Corp.	421,310	12,521,333

		27,458,133

Internet Software & Services - 3.5%
Envestnet, Inc. (B)	163,030	7,383,629
LogMeIn, Inc. (B)	77,990	5,738,504
SPS Commerce, Inc. (B)	104,870	7,566,370

		20,688,503

	Shares	Value
COMMON STOCKS (continued)
IT Services - 3.4%
Luxoft Holding, Inc., Class A (B)	48,266	$ 3,029,174
MAXIMUS, Inc., Class A	246,759	16,831,432

		19,860,606

Life Sciences Tools & Services - 8.5%
Cambrex Corp. (B)	310,410	15,287,693
ICON PLC (B)	342,234	27,652,507
PRA Health Sciences, Inc. (B)	160,260	6,729,317

		49,669,517

Machinery - 3.5%
Proto Labs, Inc. (A) (B)	270,670	20,400,398

Oil, Gas & Consumable Fuels - 2.6%
Matador Resources Co. (A) (B)	383,440	8,447,183
PDC Energy, Inc. (A) (B)	141,890	6,661,736

		15,108,919

Pharmaceuticals - 7.1%
IGI Laboratories, Inc. (A) (B)	712,645	6,271,276
Lannett Co., Inc. (A) (B)	90,849	5,414,600
Prestige Brands Holdings, Inc. (B)	306,340	14,587,911
Sagent Pharmaceuticals, Inc. (A) (B)	292,040	7,178,343
Supernus Pharmaceuticals, Inc. (A) (B)	403,310	8,554,205

		42,006,335

Professional Services - 3.3%
WageWorks, Inc. (B)	386,310	19,296,185

Road & Rail - 3.0%
Celadon Group, Inc.	325,830	7,070,511
Saia, Inc. (B)	248,150	10,774,673

		17,845,184

Semiconductors & Semiconductor Equipment - 3.7%
CEVA, Inc. (A) (B)	278,071	5,208,270
Silicon Laboratories, Inc. (B)	369,440	16,621,105

		21,829,375

Software - 4.2%
Ellie Mae, Inc. (A) (B)	251,659	19,742,649
Qualys, Inc. (A) (B)	133,250	4,924,920

		24,667,569

Specialty Retail - 4.5%
Asbury Automotive Group, Inc. (B)	172,498	15,231,573
Monro Muffler Brake, Inc. (A)	180,580	11,421,685

		26,653,258

Textiles, Apparel & Luxury Goods - 6.0%
G-III Apparel Group, Ltd. (B)	292,740	21,144,610
Steven Madden, Ltd., Class B (B)	343,470	14,315,830

		35,460,440

Total Common Stocks (Cost $419,770,753)		560,957,105

SECURITIES LENDING COLLATERAL - 12.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	71,506,628	71,506,628

Total Securities Lending Collateral (Cost $71,506,628)		71,506,628

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.3%

State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $19,259,644 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 2.75%, due 04/01/2028 - 11/15/2028, and with a total value of $19,645,392.

$ 19,259,628	$ 19,259,628

Total Repurchase Agreement (Cost $19,259,628)	19,259,628

Total Investments (Cost $510,537,009) (D)	651,723,361
Net Other Assets (Liabilities) - (10.8)%	(63,607,131)

Net Assets - 100.0%	$ 588,116,230

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$560,957,105	$—	$—	$560,957,105
Securities Lending Collateral	71,506,628	—	—	71,506,628
Repurchase Agreement	—	19,259,628	—	19,259,628

Total Investments	$632,463,733	$19,259,628	$—	$651,723,361

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $69,829,150. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $510,537,009. Aggregate gross unrealized appreciation and depreciation for all securities is $146,034,738 and $4,848,386, respectively. Net unrealized appreciation for tax purposes is $141,186,352.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 1.1%
Triumph Group, Inc.	102,073	$ 5,496,631

Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (A)	397,241	4,111,444

Airlines - 0.2%
SkyWest, Inc.	70,898	1,174,071

Auto Components - 0.1%
Horizon Global Corp. (A)	35,513	444,623

Automobiles - 1.2%
Thor Industries, Inc.	110,564	6,178,316

Banks - 9.4%
BankUnited, Inc.	341,505	12,471,763
BBCN Bancorp, Inc.	479,040	7,353,264
East-West Bancorp, Inc.	165,118	7,390,682
FirstMerit Corp.	515,406	9,658,708
FNB Corp. (B)	139,879	1,928,931
Hancock Holding Co.	177,569	5,188,566
Trustmark Corp., Class A	132,926	3,195,541

		47,187,455

Biotechnology - 0.1%
PDL Biopharma, Inc.	39,612	230,542

Capital Markets - 6.7%
Ares Capital Corp. (B)	714,345	11,493,811
Evercore Partners, Inc., Class A	39,878	2,344,826
Fifth Street Finance Corp.	396,631	2,478,944
Janus Capital Group, Inc. (B)	164,778	2,699,064
New Mountain Finance Corp. (B)	260,998	3,787,081
Stifel Financial Corp. (A)	82,622	4,540,079
Waddell & Reed Financial, Inc., Class A	139,599	6,269,391

		33,613,196

Chemicals - 0.5%
Koppers Holdings, Inc.	133,039	2,700,692

Commercial Services & Supplies - 6.3%
ACCO Brands Corp. (A)	480,979	3,934,408
Deluxe Corp.	69,394	4,471,056
Ennis, Inc.	78,436	1,316,156
Pitney Bowes, Inc.	372,760	7,798,139
R.R. Donnelley & Sons Co. (B)	344,069	6,038,411
Tetra Tech, Inc.	296,417	7,896,549

		31,454,719

Communications Equipment - 1.7%
ADTRAN, Inc.	198,245	3,271,042
Black Box Corp.	183,783	2,878,042
Plantronics, Inc.	37,796	2,195,192

		8,344,276

Consumer Finance - 3.4%
Encore Capital Group, Inc. (A) (B)	274,181	11,792,525
World Acceptance Corp. (A) (B)	91,014	4,952,982

		16,745,507

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 1.8%
Greif, Inc., Class A (B)	128,302	$ 3,976,079
Sonoco Products Co.	121,136	5,000,494

		8,976,573

Diversified Financial Services - 0.7%
Gain Capital Holdings, Inc., Class A (B)	531,631	3,710,784

Electric Utilities - 5.5%
ALLETE, Inc.	273,250	13,195,243
Portland General Electric Co.	390,000	14,043,900

		27,239,143

Electrical Equipment - 2.3%
EnerSys	70,289	4,389,548
Franklin Electric Co., Inc.	128,219	3,700,401
GrafTech International, Ltd. (A) (B)	690,207	3,471,741

		11,561,690

Electronic Equipment, Instruments & Components - 8.0%
Anixter International, Inc. (A)	64,629	4,279,086
CTS Corp.	178,021	3,345,015
Ingram Micro, Inc., Class A (A)	262,372	7,144,390
Knowles Corp. (A) (B)	338,885	6,455,759
Park Electrochemical Corp.	170,825	3,016,769
Plexus Corp. (A)	95,336	3,636,115
ScanSource, Inc. (A)	165,837	6,273,614
Vishay Intertechnology, Inc. (B)	520,921	5,980,173

		40,130,921

Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (B)	201,649	4,194,299
Gulfmark Offshore, Inc., Class A (B)	102,000	960,840
Tidewater, Inc. (B)	205,272	4,008,962

		9,164,101

Food & Staples Retailing - 0.8%
SpartanNash Co.	127,862	4,118,435

Food Products - 0.6%
Sanderson Farms, Inc. (B)	38,213	2,751,718

Health Care Equipment & Supplies - 1.8%
Anika Therapeutics, Inc. (A)	165,129	6,258,389
Hill-Rom Holdings, Inc.	49,775	2,788,893

		9,047,282

Health Care Providers & Services - 2.1%
Air Methods Corp. (A)	98,855	3,893,898
IPC Healthcare, Inc. (A)	82,501	4,574,681
PharMerica Corp. (A)	52,385	1,789,995

		10,258,574

Hotels, Restaurants & Leisure - 0.9%
Ruth’s Hospitality Group, Inc.	250,580	4,392,667

Insurance - 5.0%
American Equity Investment Life Holding Co.	172,771	5,103,655
Hanover Insurance Group, Inc.	50,895	4,114,861
HCC Insurance Holdings, Inc.	46,119	3,558,542
Stewart Information Services Corp.	124,760	5,130,131
Validus Holdings, Ltd.	147,037	6,815,165

		24,722,354

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 4.7%
Actuant Corp., Class A	145,309	$ 3,350,826
TriMas Corp. (A)	368,501	8,659,773
Woodward, Inc.	231,226	11,413,315

		23,423,914

Metals & Mining - 1.2%
Kaiser Aluminum Corp. (B)	73,534	6,209,946

Oil, Gas & Consumable Fuels - 0.7%
Stone Energy Corp. (A)	320,906	1,858,046
Triangle Petroleum Corp. (A) (B)	483,365	1,793,284

		3,651,330

Paper & Forest Products - 0.5%
Clearwater Paper Corp. (A)	44,858	2,639,893

Personal Products - 1.1%
Nu Skin Enterprises, Inc., Class A	136,711	5,420,591

Professional Services - 2.3%
CBIZ, Inc. (A) (B)	582,303	5,706,570
Korn/Ferry International	166,005	5,557,847

		11,264,417

Real Estate Investment Trusts - 12.2%
First Potomac Realty Trust	338,890	3,846,401
Hersha Hospitality Trust, Class A	396,464	10,752,104
iStar Financial, Inc. (A)	758,542	9,936,900
LaSalle Hotel Properties	345,706	11,501,639
Medical Properties Trust, Inc.	568,946	7,777,492
New Senior Investment Group, Inc.	281,282	3,639,789
Parkway Properties, Inc.	553,903	9,937,020
Ramco-Gershenson Properties Trust	198,969	3,370,535

		60,761,880

Semiconductors & Semiconductor Equipment - 0.9%
Teradyne, Inc.	235,980	4,544,975

Specialty Retail - 8.5%
DSW, Inc., Class A	218,822	7,116,091
Express, Inc. (A)	114,540	2,180,842
Finish Line, Inc., Class A	21,883	601,564
Genesco, Inc. (A)	122,372	7,916,245
Lumber Liquidators Holdings, Inc. (A) (B)	148,223	2,860,704
Outerwall, Inc. (B)	115,480	8,178,294
Rent-A-Center, Inc.	113,189	3,032,333
Select Comfort Corp. (A)	142,763	3,717,548
Sonic Automotive, Inc., Class A (B)	299,013	6,964,013

		42,567,634

Technology Hardware, Storage & Peripherals - 0.1%
QLogic Corp. (A)	60,589	537,425

Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (A) (B)	204,351	4,440,547

Total Common Stocks (Cost $444,372,097)		479,218,266

SECURITIES LENDING COLLATERAL - 17.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	84,969,906	84,969,906

Total Securities Lending Collateral (Cost $84,969,906)		84,969,906

	Principal	Value
REPURCHASE AGREEMENT - 4.1%

State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $20,238,536 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 12/01/2031 - 10/01/2032, and with a total value of $ 20,643,892.

	$ 20,238,519	$ 20,238,519

Total Repurchase Agreement (Cost $20,238,519)		20,238,519

Total Investments (Cost $549,580,522) (D)		584,426,691
Net Other Assets (Liabilities) - (17.0)%		(84,721,294)

Net Assets - 100.0%		$ 499,705,397

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$479,218,266	$—	$—	$479,218,266
Securities Lending Collateral	84,969,906	—	—	84,969,906
Repurchase Agreement	—	20,238,519	—	20,238,519

Total Investments	$564,188,172	$20,238,519	$—	$584,426,691

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $82,891,161. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $549,580,522. Aggregate gross unrealized appreciation and depreciation for all securities is $72,351,429 and $37,505,260, respectively. Net unrealized appreciation for tax purposes is $34,846,169.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 1.2%
Aerovironment, Inc. (A)	88,039	$ 2,294,296
Curtiss-Wright Corp.	35,000	2,357,950
Orbital ATK, Inc.	28,062	1,990,999
Spirit Aerosystems Holdings, Inc., Class A (A)	93,265	5,250,820

		11,894,065

Airlines - 0.6%
American Airlines Group, Inc.	142,175	5,701,218

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (A)	126,500	2,527,470
Dana Holding Corp.	105,400	1,956,224
Gentex Corp.	100,500	1,616,040
Magna International, Inc., Class A	53,330	2,899,019
Stoneridge, Inc. (A)	169,500	2,062,815

		11,061,568

Banks - 7.6%
Berkshire Hills Bancorp, Inc.	126,031	3,667,502
Citizens Financial Group, Inc.	124,855	3,254,970
First Citizens BancShares, Inc., Class A	27,563	7,065,499
First Community Bancshares, Inc.	218,340	3,884,269
First Republic Bank, Class A (B)	39,500	2,519,705
Lakeland Bancorp, Inc., Class A	351,500	3,971,950
Sandy Spring Bancorp, Inc.	161,500	4,415,410
Sterling Bancorp	328,500	4,891,365
SunTrust Banks, Inc.	290,360	12,874,562
Umpqua Holdings Corp.	136,500	2,421,510
United Community Banks, Inc.	116,000	2,420,920
Washington Trust Bancorp, Inc.	57,321	2,279,656
Webster Financial Corp. (B)	462,160	17,867,106
Wilshire Bancorp, Inc.	236,500	2,748,130

		74,282,554

Building Products - 1.1%
Caesarstone Sdot-Yam, Ltd.	73,000	5,237,020
Continental Building Products, Inc. (A)	241,500	5,129,460
Quanex Building Products Corp.	6,000	120,480

		10,486,960

Capital Markets - 5.1%
E*TRADE Financial Corp. (A)	471,525	13,400,741
Invesco, Ltd.	273,575	10,559,995
Janus Capital Group, Inc. (B)	159,500	2,612,610
Northern Trust Corp.	102,076	7,807,793
Piper Jaffray Cos. (A)	52,200	2,341,170
Raymond James Financial, Inc. (B)	120,805	7,127,495
Stifel Financial Corp. (A)	66,000	3,626,700
Waddell & Reed Financial, Inc., Class A (B)	46,500	2,088,315

		49,564,819

Chemicals - 2.2%
Albemarle Corp.	94,700	5,132,740
Celanese Corp., Series A	107,920	7,114,087
FutureFuel Corp.	106,600	1,219,504
Mosaic Co.	135,060	5,799,476
OM Group, Inc.	71,500	2,422,420

		21,688,227

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 1.4%
HNI Corp.	75,500	$ 3,744,045
KAR Auction Services, Inc.	158,805	6,182,279
Knoll, Inc.	76,000	1,839,200
Tetra Tech, Inc.	57,100	1,521,144

		13,286,668

Communications Equipment - 2.0%
Ciena Corp. (A)	341,355	8,687,485
Harmonic, Inc. (A)	293,900	1,766,339
Harris Corp.	67,900	5,631,626
KVH Industries, Inc. (A)	304,000	3,733,120

		19,818,570

Construction & Engineering - 2.1%
Comfort Systems USA, Inc., Class A	146,500	4,049,260
EMCOR Group, Inc.	77,500	3,706,825
Granite Construction, Inc.	63,400	2,156,868
KBR, Inc. (B)	590,840	10,321,975

		20,234,928

Consumer Finance - 0.5%
Discover Financial Services	47,655	2,659,626
Synchrony Financial (A)	61,276	2,105,443

		4,765,069

Containers & Packaging - 1.0%
Berry Plastics Group, Inc. (A)	163,365	5,319,164
Crown Holdings, Inc. (A)	80,755	4,159,690

		9,478,854

Diversified Consumer Services - 0.9%
ServiceMaster Global Holdings, Inc. (A)	224,955	8,712,507

Diversified Financial Services - 1.2%
Voya Financial, Inc.	251,720	11,818,254

Diversified Telecommunication Services - 1.5%
Level 3 Communications, Inc. (A)	288,640	14,576,320

Electric Utilities - 0.9%
Exelon Corp.	261,190	8,381,587

Electrical Equipment - 0.5%
Regal Beloit Corp.	62,500	4,339,375

Electronic Equipment, Instruments & Components - 2.5%
Belden, Inc.	35,500	2,102,665
Control4 Corp. (A) (B)	595,000	4,938,500
Daktronics, Inc.	156,500	1,788,795
Orbotech, Ltd. (A)	326,500	6,216,560
Rofin-Sinar Technologies, Inc. (A)	102,310	2,551,611
Universal Display Corp., Class A (A)	82,500	3,936,075
Vishay Intertechnology, Inc. (B)	268,500	3,082,380

		24,616,586

Energy Equipment & Services - 1.0%
Helix Energy Solutions Group, Inc., Class A (A)	108,000	903,960
Precision Drilling Corp.	1,720,540	8,757,549

		9,661,509

Food Products - 1.7%
J&J Snack Foods Corp.	12,500	1,479,500
Pinnacle Foods, Inc.	62,095	2,791,170
Tyson Foods, Inc., Class A	270,800	12,009,980

		16,280,650

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 0.8%
Atmos Energy Corp.	135,735	$ 7,506,146

Health Care Equipment & Supplies - 2.8%
AngioDynamics, Inc. (A)	196,500	3,045,750
Boston Scientific Corp. (A)	361,775	6,273,179
Globus Medical, Inc., Class A (A)	300,090	8,420,525
Greatbatch, Inc. (A)	63,457	3,460,310
Hologic, Inc. (A)	149,170	6,214,422

		27,414,186

Health Care Providers & Services - 4.3%
AMN Healthcare Services, Inc. (A)	118,000	3,472,740
HCA Holdings, Inc. (A)	87,125	8,103,496
Health Net, Inc. (A)	56,500	3,777,590
HealthSouth Corp. (B)	74,500	3,404,650
Laboratory Corp. of America Holdings (A)	54,815	6,977,401
MEDNAX, Inc. (A) (B)	26,990	2,284,434
PharMerica Corp. (A)	94,000	3,211,980
VCA, Inc. (A)	125,640	7,730,629
WellCare Health Plans, Inc. (A) (B)	41,000	3,312,800

		42,275,720

Health Care Technology - 0.4%
Omnicell, Inc. (A)	91,500	3,341,580

Hotels, Restaurants & Leisure - 0.7%
Bloomin’ Brands, Inc.	110,660	2,577,271
Churchill Downs, Inc.	33,000	4,456,980

		7,034,251

Household Durables - 0.9%
Harman International Industries, Inc.	27,000	2,906,820
Helen of Troy, Ltd. (A)	33,000	2,896,740
La-Z-Boy, Inc.	108,500	2,755,900

		8,559,460

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A	35,000	3,708,250

Independent Power and Renewable Electricity Producers - 0.9%
Dynegy, Inc., Class A (A)	147,414	3,840,134
NRG Energy, Inc.	235,975	5,297,639

		9,137,773

Insurance - 4.1%
Aspen Insurance Holdings, Ltd.	56,500	2,717,085
Hartford Financial Services Group, Inc.	190,380	9,052,569
RenaissanceRe Holdings, Ltd.	44,490	4,773,777
Selective Insurance Group, Inc.	222,500	6,855,225
United Fire Group, Inc.	213,843	7,390,414
Validus Holdings, Ltd.	51,500	2,387,025
XL Group PLC, Class A	187,385	7,124,378

		40,300,473

Internet & Catalog Retail - 0.2%
Nutrisystem, Inc.	76,500	2,298,825

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 0.4%
Blucora, Inc. (A)	57,500	$ 814,775
IAC/InterActiveCorp	45,000	3,476,700
XO Group, Inc. (A)	500	7,415

		4,298,890

IT Services - 1.0%
CoreLogic, Inc. (A)	79,670	3,142,185
Global Payments, Inc.	33,000	3,698,970
Sykes Enterprises, Inc. (A)	106,500	2,596,470

		9,437,625

Machinery - 5.6%
Allison Transmission Holdings, Inc., Class A	496,505	14,488,016
Altra Industrial Motion Corp.	90,500	2,298,700
Columbus McKinnon Corp.	49,500	1,161,270
Douglas Dynamics, Inc.	106,700	2,189,484
ITT Corp.	253,420	9,629,960
Mueller Industries, Inc.	93,500	3,026,595
NN, Inc.	182,202	4,159,672
Oshkosh Corp.	30,500	1,114,470
Stanley Black & Decker, Inc.	56,145	5,922,736
Trinity Industries, Inc.	250,725	7,336,213
Watts Water Technologies, Inc., Class A	62,100	3,444,066

		54,771,182

Media - 1.1%
AMC Networks, Inc., Class A (A) (B)	23,000	1,937,060
Starz, Class A (A)	95,500	3,862,975
TEGNA, Inc.	173,400	5,051,142

		10,851,177

Metals & Mining - 1.5%
Alcoa, Inc.	233,800	2,307,606
Kaiser Aluminum Corp. (B)	39,500	3,335,775
Nucor Corp.	99,625	4,397,447
U.S. Steel Corp. (B)	213,500	4,156,845

		14,197,673

Multi-Utilities - 3.2%
Ameren Corp.	144,175	5,922,709
DTE Energy Co.	138,805	11,168,250
NorthWestern Corp. (B)	123,000	6,622,320
PG&E Corp.	138,715	7,283,925

		30,997,204

Multiline Retail - 0.3%
Kohl’s Corp.	49,925	3,061,401

Oil, Gas & Consumable Fuels - 4.9%
EnCana Corp.	570,290	4,328,501
Energen Corp.	138,995	7,672,524
Gulfport Energy Corp. (A)	79,800	2,614,248
Hess Corp.	198,330	11,703,453
Newfield Exploration Co. (A)	273,195	8,958,064
REX American Resources Corp., Class A (A) (B)	42,200	2,179,208
Valero Energy Corp.	68,795	4,512,952
Western Refining, Inc.	61,500	2,715,840
WPX Energy, Inc. (A)	382,340	3,326,358

		48,011,148

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 1.0%
Domtar Corp.	53,500	$ 2,175,310
International Paper Co.	112,125	5,367,424
P.H. Glatfelter Co.	109,500	2,234,895

		9,777,629

Pharmaceuticals - 0.4%
Nektar Therapeutics (A) (B)	282,433	3,561,480

Professional Services - 0.5%
Heidrick & Struggles International, Inc.	59,500	1,301,265
On Assignment, Inc. (A)	90,500	3,467,960

		4,769,225

Real Estate Investment Trusts - 8.1%
BioMed Realty Trust, Inc., Class B (B)	696,276	14,997,785
Brandywine Realty Trust	259,300	3,570,561
Community Healthcare Trust, Inc. (A)	61,700	1,164,279
DiamondRock Hospitality Co.	375,500	4,735,055
DuPont Fabros Technology, Inc.	243,825	7,351,324
Liberty Property Trust, Series C	463,160	15,761,335
National Retail Properties, Inc.	96,500	3,586,905
Physicians Realty Trust	217,500	3,488,700
Piedmont Office Realty Trust, Inc., Class A	81,000	1,475,010
SL Green Realty Corp.	83,305	9,591,737
Summit Hotel Properties, Inc.	431,500	5,881,345
Sunstone Hotel Investors, Inc.	482,596	6,790,126

		78,394,162

Real Estate Management & Development - 1.3%
CBRE Group, Inc., Class A (A)	341,415	12,963,528

Road & Rail - 1.1%
AMERCO	14,800	5,318,676
Ryder System, Inc., Class A	60,185	5,447,946

		10,766,622

Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc., Class A	265,925	4,616,458
Brooks Automation, Inc., Class A	312,500	3,296,875
Cohu, Inc.	141,000	1,397,310
Entegris, Inc. (A)	287,000	4,251,905
GSI Technology, Inc. (A) (B)	168,000	865,200
Integrated Device Technology, Inc. (A)	188,570	3,603,573
Mellanox Technologies, Ltd. (A) (B)	75,775	3,186,339
Micron Technology, Inc. (A) (B)	201,200	3,724,212
MKS Instruments, Inc.	71,000	2,520,500
NXP Semiconductors NV (A)	32,964	3,197,178
Qorvo, Inc. (A)	52,824	3,061,151
Sigma Designs, Inc. (A)	324,000	3,359,880
Silicon Motion Technology Corp., ADR	207,000	5,448,240
Skyworks Solutions, Inc.	55,325	5,292,943
Xcerra Corp. (A)	466,100	2,929,438

		50,751,202

Software - 2.0%
Activision Blizzard, Inc.	311,195	8,025,719
Check Point Software Technologies, Ltd., Class A (A) (B)	31,355	2,532,543
Electronic Arts, Inc. (A)	100,450	7,187,198
TiVo, Inc. (A)	203,000	2,021,880

		19,767,340

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 4.1%
Abercrombie & Fitch Co., Class A (B)	132,500	$ 2,661,925
American Eagle Outfitters, Inc. (B)	1,170,085	20,769,009
Express, Inc. (A)	200,000	3,808,000
Finish Line, Inc., Class A	94,500	2,597,805
Foot Locker, Inc.	95,950	6,769,272
Guess?, Inc. (B)	158,500	3,469,565

		40,075,576

Technology Hardware, Storage & Peripherals - 0.8%
SanDisk Corp.	66,640	4,017,726
Western Digital Corp.	37,820	3,254,789

		7,272,515

Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	77,005	8,935,660
Steven Madden, Ltd., Class B (A)	52,500	2,188,200

		11,123,860

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	155,500	2,643,500
Oritani Financial Corp.	84,000	1,319,640
Provident Financial Services, Inc.	152,500	2,992,050
TrustCo Bank Corp. (B)	203,000	1,264,690
United Financial Bancorp, Inc.	267,708	3,611,381
Washington Federal, Inc.	189,500	4,411,560

		16,242,821

Trading Companies & Distributors - 0.7%
AerCap Holdings NV (A)	113,860	5,333,202
GATX Corp. (B)	29,936	1,587,806

		6,921,008

Wireless Telecommunication Services - 0.6%
SBA Communications Corp., Class A (A)	46,060	5,560,363

Total Common Stocks (Cost $836,181,173)		955,800,583

MASTER LIMITED PARTNERSHIP - 0.6%
Capital Markets - 0.6%
Lazard, Ltd., Class A	106,325	5,891,468

Total Master Limited Partnership (Cost $5,446,897)		5,891,468

SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	75,277,143	75,277,143

Total Securities Lending Collateral (Cost $75,277,143)		75,277,143

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $10,941,466 on 08/03/2015. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/01/2027, and with a total value of $11,162,905.	$ 10,941,457	10,941,457

Total Repurchase Agreement (Cost $10,941,457)		10,941,457

Total Investments (Cost $927,846,670) (D)		1,047,910,651
Net Other Assets (Liabilities) - (7.6)%		(74,455,490)

Net Assets - 100.0%		$ 973,455,161

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$955,800,583	$—	$—	$955,800,583
Master Limited Partnership	5,891,468	—	—	5,891,468
Securities Lending Collateral	75,277,143	—	—	75,277,143
Repurchase Agreement	—	10,941,457	—	10,941,457

Total Investments	$1,036,969,194	$10,941,457	$—	$1,047,910,651

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The value of all securities on loan is $73,450,296. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $927,846,670. Aggregate gross unrealized appreciation and depreciation for all securities is $172,660,197 and $52,596,216, respectively. Net unrealized appreciation for tax purposes is $120,063,981.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 46.2%
Air Freight & Logistics - 0.6%
United Parcel Service, Inc., Class B	1,700	$ 174,012

Airlines - 0.6%
Copa Holdings SA, Class A (A)	2,300	173,719

Automobiles - 1.1%
Ford Motor Co. (A)	23,000	341,090

Banks - 3.4%
SunTrust Banks, Inc.	7,800	345,852
US Bancorp (A)	7,825	353,768
Wells Fargo & Co.	6,400	370,368

		1,069,988

Capital Markets - 1.9%
Ameriprise Financial, Inc.	2,700	339,309
Bank of New York Mellon Corp. (A)	5,750	249,550

		588,859

Chemicals - 0.9%
LyondellBasell Industries NV, Class A	2,900	272,107

Communications Equipment - 1.0%
QUALCOMM, Inc.	4,900	315,511

Consumer Finance - 1.0%
Capital One Financial Corp. (A)	4,000	325,200

Diversified Financial Services - 1.1%
JPMorgan Chase & Co.	5,250	359,782

Diversified Telecommunication Services - 1.9%
AT&T, Inc. (A)	7,775	270,104
Verizon Communications, Inc.	6,350	297,116
Windstream Holdings, Inc. (A)	6,200	30,070

		597,290

Electric Utilities - 0.8%
PPL Corp.	7,700	244,937

Electrical Equipment - 0.6%
Eaton Corp. PLC	3,100	187,798

Food Products - 1.7%
Kellogg Co.	4,175	276,259
Kraft Heinz Co. (A)	3,225	256,291

		532,550

Health Care Equipment & Supplies - 0.6%
Medtronic PLC	2,375	186,176

Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp. (A)	3,000	247,560

Household Durables - 1.2%
Whirlpool Corp.	2,075	368,790

Household Products - 1.0%
Procter & Gamble Co.	3,900	299,130

Insurance - 3.1%
Assured Guaranty, Ltd.	7,325	179,169
MetLife, Inc.	7,900	440,346
Prudential Financial, Inc.	3,800	335,768

		955,283

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.2%
Stanley Black & Decker, Inc.	3,500	$ 369,215

Multi-Utilities - 0.9%
National Grid PLC, ADR (A)	4,000	266,480

Multiline Retail - 0.9%
Macy’s, Inc. (A)	4,025	277,967

Oil, Gas & Consumable Fuels - 5.3%
Chesapeake Energy Corp. (A)	16,000	138,560
Chevron Corp.	2,575	227,836
Eni SpA, ADR	8,500	297,500
Occidental Petroleum Corp. (A)	4,000	280,800
Royal Dutch Shell PLC, Class B, ADR (A)	1,975	114,846
Valero Energy Corp.	5,000	328,000
Williams Cos., Inc.	5,250	275,520

		1,663,062

Pharmaceuticals - 4.7%
AstraZeneca PLC, ADR (A)	10,350	349,726
Eli Lilly & Co.	3,175	268,319
Johnson & Johnson	2,975	298,125
Novartis AG, ADR	2,225	230,844
Pfizer, Inc.	8,725	314,624

		1,461,638

Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc. (A)	17,650	175,618
Communications Sales & Leasing, Inc. (A)	7,440	155,124

		330,742

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	5,800	167,910

Software - 1.3%
Microsoft Corp.	8,800	410,960

Specialty Retail - 2.8%
Best Buy Co., Inc. (A)	6,400	206,656
Foot Locker, Inc.	5,200	366,860
Home Depot, Inc.	2,700	315,981

		889,497

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc. (A)	5,100	618,630
Seagate Technology PLC (A)	5,000	253,000
Western Digital Corp.	2,600	223,756

		1,095,386

Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp, Inc. (A)	12,150	231,215

Total Common Stocks (Cost $14,474,682)		14,403,854

PREFERRED STOCKS - 19.4%
Banks - 3.1%
Banc of California, Inc.
Series D, 7.38%	10,000	256,500

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
First Republic Bank
7.00%	21,000	$ 583,170
TCF Financial Corp.
Series B, 6.45% (A)	5,000	126,050

		965,720

Consumer Finance - 2.6%
Capital One Financial Corp.
Series D, 6.70% (A)	20,000	539,800
Discover Financial Services
Series B, 6.50% (A)	10,900	287,215

		827,015

Diversified Financial Services - 2.2%
Bank of America Corp.
Series W, 6.63% (A)	13,000	339,300
JPMorgan Chase & Co.
Series T, 6.70% (A)	12,800	338,560

		677,860

Insurance - 5.5%
Allstate Corp.
Series C, 6.75% (A)	20,000	538,400
Aspen Insurance Holdings, Ltd.
7.25%	8,000	208,800
Kemper Corp.
7.38%	19,484	522,171
Maiden Holdings North America, Ltd.
7.75%	15,600	419,172
Maiden Holdings, Ltd.
Series A, 8.25% (A)	1,400	37,030

		1,725,573

Real Estate Investment Trusts - 6.0%
Colony Capital, Inc.
Series B, 7.50%	8,250	207,570
Corporate Office Properties Trust
Series L, 7.38%	15,250	399,093
Digital Realty Trust, Inc.
Series H, 7.38% (A)	14,000	379,820
DuPont Fabros Technology, Inc.
Series B, 7.63% (A)	10,000	255,000
NorthStar Realty Finance Corp.
Series E, 8.75%	10,350	268,272
Taubman Centers, Inc.
Series J, 6.50%	14,000	354,480

		1,864,235

Total Preferred Stocks (Cost $5,910,792)		6,060,403

INVESTMENT COMPANY - 0.8%
Capital Markets - 0.8%
Cushing Renaissance Fund	13,475	245,919

Total Investment Company (Cost $356,670)		245,919

	Principal	Value
CORPORATE DEBT SECURITIES - 32.4%
Airlines - 1.0%
United Continental Holdings, Inc.
6.38%, 06/01/2018	$ 300,000	315,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 2.4%
Cooper Tire & Rubber Co.
8.00%, 12/15/2019	$ 300,000	$ 337,500
Meritor, Inc.
6.75%, 06/15/2021	300,000	308,250
Titan International, Inc.
6.88%, 10/01/2020 (A)	131,000	115,820

		761,570

Banks - 0.9%
Wells Fargo & Co.
7.98%, 03/15/2018 (B) (C)	250,000	270,938

Commercial Services & Supplies - 1.9%
ADT Corp.
6.25%, 10/15/2021 (A)	300,000	318,000
United Rentals North America, Inc.
7.63%, 04/15/2022	50,000	54,313
8.25%, 02/01/2021	201,000	213,916

		586,229

Construction & Engineering - 1.0%
Dycom Investments, Inc.
7.13%, 01/15/2021	300,000	314,250

Construction Materials - 1.3%
Vulcan Materials Co.
7.50%, 06/15/2021 (A)	350,000	404,250

Consumer Finance - 1.3%
Navient Corp. Series MTN
7.25%, 01/25/2022	400,000	395,000

Diversified Financial Services - 1.7%
Credit Acceptance Corp.
7.38%, 03/15/2023 (D)	200,000	206,000
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	300,000	315,750

		521,750

Diversified Telecommunication Services - 1.3%
Frontier Communications Corp.
8.50%, 04/15/2020	385,000	398,475

Energy Equipment & Services - 1.9%
SEACOR Holdings, Inc.
7.38%, 10/01/2019 (A)	443,000	462,381
SESI LLC
7.13%, 12/15/2021	125,000	130,000

		592,381

Food Products - 1.6%
Post Holdings, Inc.
7.38%, 02/15/2022	500,000	511,250

Gas Utilities - 0.9%
Sabine Pass LNG, LP
6.50%, 11/01/2020 (A)	275,000	281,875

Health Care Providers & Services - 2.0%
CHS / Community Health Systems, Inc.
8.00%, 11/15/2019	303,000	318,525
HealthSouth Corp.
7.75%, 09/15/2022	300,000	313,188

		631,713

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 1.4%
Viking Cruises, Ltd.
8.50%, 10/15/2022 (D)	$ 400,000	$ 444,500

Household Durables - 1.2%
Meritage Homes Corp.
7.00%, 04/01/2022	353,000	375,945

Media - 1.3%
DISH DBS Corp.
7.88%, 09/01/2019	350,000	391,562

Metals & Mining - 1.2%
Kaiser Aluminum Corp.
8.25%, 06/01/2020	353,000	380,799

Multiline Retail - 1.3%
Dillard’s, Inc.
7.88%, 01/01/2023	350,000	416,500

Oil, Gas & Consumable Fuels - 1.2%
PBF Holding Co. LLC / PBF Finance Corp.
8.25%, 02/15/2020 (A)	225,000	237,375
United Refining Co.
10.50%, 02/28/2018	140,000	147,875

		385,250

Paper & Forest Products - 1.1%
Boise Cascade Co.
6.38%, 11/01/2020	336,000	353,220

Pharmaceuticals - 0.7%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A) (D)	200,000	208,000

Real Estate Management & Development - 1.6%
Mobile Mini, Inc.
7.88%, 12/01/2020	480,000	499,200

Specialty Retail - 1.2%
Rent-A-Center, Inc.
6.63%, 11/15/2020 (A)	375,000	370,781

Wireless Telecommunication Services - 1.0%
T-Mobile USA, Inc.
6.63%, 11/15/2020	300,000	312,000

Total Corporate Debt Securities (Cost $10,294,557)		10,122,438

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (E)	7,148,791	7,148,791

Total Securities Lending Collateral (Cost $7,148,791)		7,148,791

	Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. 0.01% (E), dated 07/31/2015, to be repurchased at $148,191 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $153,947.

	$ 148,191	$ 148,191

Total Repurchase Agreement (Cost $148,191)		148,191

Total Investments (Cost $38,333,683) (F)		38,129,596
Net Other Assets (Liabilities) - (22.2)%		(6,919,622)

Net Assets - 100.0%		$ 31,209,974

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$14,403,854	$—	$—	$14,403,854
Preferred Stocks	6,060,403	—	—	6,060,403
Investment Company	245,919	—	—	245,919
Corporate Debt Securities	—	10,122,438	—	10,122,438
Securities Lending Collateral	7,148,791	—	—	7,148,791
Repurchase Agreement	—	148,191	—	148,191

Total Investments	$27,858,967	$10,270,629	$—	$38,129,596

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1 (H)	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Preferred Stocks	$—	$539,800	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $6,989,578. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $858,500, representing 2.8% of the Fund’s net assets.

(E)	Rate disclosed reflects the yield at July 31, 2015.
(F)

Aggregate cost for federal income tax purposes is $38,333,683. Aggregate gross unrealized appreciation and depreciation for all securities is $1,116,707 and $1,320,794, respectively. Net unrealized depreciation for tax purposes is $204,087.

(G)

The Fund recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on October 31, 2014.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.6%
ABFC Trust
Series 2004-OPT4, Class A1
0.81%, 04/25/2034 (A)	$ 364,867	$ 359,958
Series 2004-OPT5, Class A1
0.89%, 06/25/2034 (A)	251,031	234,278
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A
0.39%, 02/25/2036 (A)	3,224,645	3,195,753
Ally Auto Receivables Trust
Series 2014-1, Class A2
0.48%, 02/15/2017	3,685,885	3,684,345
ALM V, Ltd.
Series 2012-5A, Class A1R
1.51%, 02/13/2023 (A) (B)	10,000,000	9,987,170
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.77%, 07/25/2032 (A)	3,806	3,523
Bear Stearns Asset-Backed Securities I Trust
Series 2006-HE1, Class 1M2
0.62%, 12/25/2035 (A)	4,500,000	4,071,496
Series 2007-AQ1, Class A1
0.30%, 11/25/2036 (A)	424,764	420,423
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1
0.85%, 10/25/2032 (A)	8,466	8,043
C-BASS Trust
Series 2007-CB1, Class AF1A
0.26%, 01/25/2037 (A)	396,864	178,665
CIFC Funding, Ltd.
Series 2012-1AR, Class A1R
1.43%, 08/14/2024 (A) (B)	4,400,000	4,396,049
COA Summit CLO, Ltd.
Series 2014-1A, Class A1
1.52%, 04/20/2023 (A) (B)	3,653,485	3,653,320
Countrywide Asset-Backed Certificates
Series 2006-2, Class M1
0.59%, 06/25/2036 (A)	400,000	287,309
Series 2006-26, Class 1A
0.33%, 06/25/2037 (A)	2,163,988	1,671,685
Series 2006-26, Class 2A3
0.36%, 06/25/2037 (A)	5,222,558	4,905,983
Home Equity Asset Trust
Series 2002-1, Class A4
0.79%, 11/25/2032 (A)	1,026	868
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5
0.45%, 03/25/2037 (A)	3,500,000	2,683,646
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 (A)	220,188	177,546
Series 2007-3XS, Class 2A1A
0.26%, 01/25/2047 (A)	35,110	34,796
Series 2007-8XS, Class A1
5.75%, 04/25/2037 (A)	263,510	201,341
National Collegiate Student Loan Trust
Series 2005-1, Class A4
0.43%, 11/27/2028 (A)	919,472	902,886
Nautique Funding, Ltd.
Series 2006-1A, Class A1A
0.54%, 04/15/2020 (A) (B)	1,856,011	1,832,517

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.37%, 05/25/2036 (A)	$ 111,684	$ 82,666
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2
0.72%, 07/25/2035 (A)	500,000	437,770
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1
0.58%, 02/25/2036 (A)	500,000	414,937
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR
1.59%, 12/15/2022 (A) (B)	4,127,958	4,128,036
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.25%, 12/25/2036 (A)	72,106	26,258
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1
1.02%, 05/25/2035 (A)	4,380,865	4,151,229
U.S. Small Business Administration
Series 2003-20I, Class 1
5.13%, 09/01/2023	13,160	14,345
Series 2004-20C, Class 1
4.34%, 03/01/2024	116,374	122,252
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A
0.52%, 07/22/2021 (A) (B)	4,188,659	4,121,477
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2
0.67%, 12/25/2035 (A)	6,500,000	5,375,279
Wood Street CLO BV
Series I, Class A
0.31%, 11/22/2021 (A) (C)	EUR 1,961,144	2,137,771

Total Asset-Backed Securities (Cost $62,192,985)		63,903,620

CORPORATE DEBT SECURITIES - 31.2%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029 (B)	$ 1,500,000	1,475,034

Banks - 8.8%
Banco Santander Chile
1.19%, 04/11/2017 (A) (B)	3,500,000	3,483,260
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,497,188
10.18%, 06/12/2021 (B)	1,840,000	2,430,544
Barclays PLC
6.50%, 09/15/2019 (A) (D)	EUR 800,000	894,461
CIT Group, Inc.
3.88%, 02/19/2019	$ 2,100,000	2,110,500
6.63%, 04/01/2018 (B)	3,226,000	3,476,015
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (A) (B) (D)	2,978,000	3,738,283
Series MTN
6.88%, 03/19/2020 (C)	EUR 3,300,000	4,354,509
Credit Agricole SA
1.63%, 04/15/2016 (B) (E)	$ 4,000,000	4,015,040
7.88%, 01/23/2024 (A) (B) (D) (F)	700,000	726,265
HSBC Capital Funding, LP
10.18%, 06/30/2030 (A) (B) (D)	150,000	225,375

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KBC Bank NV
8.00%, 01/25/2023 (A) (C)	$ 2,000,000	$ 2,196,800
Lloyds Bank PLC
12.00%, 12/16/2024 (A) (B) (D) (E)	3,400,000	4,879,000
Series MTN
5.80%, 01/13/2020 (B) (F)	700,000	798,277
Lloyds Banking Group PLC
7.63%, 06/27/2023 (A) (C) (D) (F)	GBP 500,000	816,731
Novo Banco SA Series MTN
5.88%, 11/09/2015 (C)	EUR 2,400,000	2,648,980
Royal Bank of Scotland Group PLC
6.99%, 10/05/2017 (A) (B) (D)	$ 1,300,000	1,532,375
Toronto-Dominion Bank Series MTN
0.74%, 09/09/2016 (A)	5,300,000	5,317,718
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (D)	4,800,000	5,202,000

		53,343,321

Biotechnology - 1.0%
Amgen, Inc.
0.66%, 05/22/2017 (A)	5,800,000	5,792,564

Capital Markets - 2.0%
Goldman Sachs Group, Inc.
5.35%, 01/15/2016	48,000	48,971
Series MTN
1.37%, 11/15/2018 (A)	1,300,000	1,307,904
Morgan Stanley
3.45%, 11/02/2015	1,800,000	1,811,574
Series MTN
5.95%, 12/28/2017	4,900,000	5,366,828
6.63%, 04/01/2018	2,000,000	2,240,290
UBS AG
0.84%, 06/01/2017 (A)	400,000	399,777
7.63%, 08/17/2022	600,000	704,764

		11,880,108

Construction & Engineering - 0.3%
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B)	2,464,540	1,564,983

Consumer Finance - 2.2%
Ally Financial, Inc.
2.75%, 01/30/2017	4,800,000	4,812,000
Navient Corp. Series MTN
4.88%, 06/17/2019	4,000,000	3,820,000
Springleaf Finance Corp. Series MTN
6.90%, 12/15/2017	4,500,000	4,792,500

		13,424,500

Diversified Consumer Services - 0.9%
President and Fellows of Harvard College
6.50%, 01/15/2039 (B)	3,800,000	5,297,059

Diversified Financial Services - 7.7%
Bank of America Corp. Series MTN
4.00%, 04/01/2024	800,000	819,141
5.65%, 05/01/2018	1,900,000	2,078,520
6.40%, 08/28/2017	500,000	545,703
6.88%, 04/25/2018	3,300,000	3,722,047
7.63%, 06/01/2019	4,000,000	4,744,180

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Cos. LLC
6.40%, 10/02/2017	$ 900,000	$ 987,430
7.25%, 02/01/2018	2,100,000	2,370,587
Citigroup, Inc.
1.30%, 04/01/2016	8,763,000	8,785,276
6.00%, 08/15/2017	600,000	650,129
Ford Motor Credit Co. LLC
4.21%, 04/15/2016	3,100,000	3,163,637
Series MTN
1.07%, 01/17/2017 (A)	5,400,000	5,390,631
General Motors Financial Co., Inc.
4.38%, 09/25/2021	1,500,000	1,537,429
JPMorgan Chase & Co.
0.79%, 02/15/2017 (A)	5,100,000	5,093,707
6.30%, 04/23/2019	900,000	1,028,751
Lehman Brothers Holdings, Inc.
6.75%, 12/28/2017 (G)	1,700,000	17
Tayarra, Ltd.
3.63%, 02/15/2022	5,378,857	5,696,597

		46,613,782

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.
0.68%, 06/09/2017 (A)	3,800,000	3,783,766
2.04%, 09/14/2018 (A)	4,500,000	4,639,973
2.50%, 09/15/2016	43,000	43,663
3.65%, 09/14/2018	1,200,000	1,261,420

		9,728,822

Electric Utilities - 0.7%
Korea Hydro & Nuclear Power Co., Ltd.
1.06%, 05/22/2017 (A) (B) (E)	4,300,000	4,297,562

Food & Staples Retailing - 0.2%
CVS Health Corp.
3.88%, 07/20/2025	1,400,000	1,424,122

Food Products - 0.3%
ConAgra Foods, Inc.
0.66%, 07/21/2016 (A)	1,700,000	1,695,028

Hotels, Restaurants & Leisure - 0.2%
MGM Resorts International
7.63%, 01/15/2017	1,000,000	1,062,500

Household Durables - 0.0% (H)
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 (B) (E) (I)	400,000	32,040

Independent Power and Renewable Electricity Producers - 0.6%
Dynegy, Inc.
6.75%, 11/01/2019 (B)	2,300,000	2,374,750
7.38%, 11/01/2022 (B)	900,000	931,050
7.63%, 11/01/2024 (B) (F)	400,000	413,000

		3,718,800

Internet & Catalog Retail - 0.1%
Alibaba Group Holding, Ltd.
2.50%, 11/28/2019 (B)	800,000	792,810

Oil, Gas & Consumable Fuels - 2.2%
Canadian Natural Resources, Ltd.
0.66%, 03/30/2016 (A)	4,700,000	4,692,038
CNPC General Capital, Ltd.
1.18%, 05/14/2017 (A) (B)	3,100,000	3,095,592
Petrobras Global Finance BV
1.90%, 05/20/2016 (A) (F)	400,000	394,000
2.64%, 03/17/2017 (A)	1,100,000	1,060,400

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV (continued)
3.16%, 03/17/2020 (A)	$ 2,100,000	$ 1,890,000
3.25%, 03/17/2017	200,000	195,068
3.50%, 02/06/2017	100,000	98,037
3.88%, 01/27/2016	1,200,000	1,201,656
5.75%, 01/20/2020	300,000	289,272
6.25%, 03/17/2024	100,000	93,590

		13,009,653

Road & Rail - 0.1%
Hellenic Railways Organization SA
4.03%, 03/17/2017 (E)	EUR 700,000	534,299
5.01%, 12/27/2017 (E)	100,000	76,328

		610,627

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
2.85%, 05/06/2021	$ 400,000	405,795

Tobacco - 0.3%
Altria Group, Inc.
4.13%, 09/11/2015	400,000	401,408
Reynolds American, Inc.
7.75%, 06/01/2018	1,000,000	1,150,125

		1,551,533

Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
5.75%, 05/15/2016	800,000	820,000
7.13%, 09/01/2018 (B)	4,200,000	4,688,250

		5,508,250

Wireless Telecommunication Services - 0.8%
Sprint Communications, Inc.
9.13%, 03/01/2017	4,300,000	4,552,625

Total Corporate Debt Securities (Cost $185,078,327)		187,781,518

FOREIGN GOVERNMENT OBLIGATIONS - 8.2%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/2016 (B)	300,000	300,750
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/2016 - 04/01/2016	BRL 47,200,000	12,723,087
Bundesrepublik Deutschland
2.50%, 07/04/2044 (C)	EUR 300,000	425,656
4.25%, 07/04/2039 (C)	3,500,000	6,229,541
4.75%, 07/04/2040 (C)	300,000	576,157
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
0.75%, 04/15/2018 (C)	11,100,128	12,536,939
Italy Buoni Poliennali del Tesoro
2.50%, 12/01/2024	500,000	583,720
3.75%, 09/01/2024	2,000,000	2,563,532
4.50%, 03/01/2024	300,000	403,280
5.00%, 03/01/2025 (C)	2,100,000	2,955,409
Mexican Bonos
6.50%, 06/09/2022	MXN 18,300,000	1,179,378
Spain Government Bond
2.15%, 10/31/2025 (C)	EUR 3,900,000	4,365,731
3.80%, 04/30/2024 (C)	3,500,000	4,471,774

Total Foreign Government Obligations (Cost $55,107,948)		49,314,954

	Principal	Value
LOAN ASSIGNMENTS - 0.9%
Automobiles - 0.2%
Chrysler Group LLC, Term Loan B
3.50%, 05/24/2017 (A)	$ 1,260,671	$ 1,259,568

Health Care Providers & Services - 0.7%
Community Health Systems, Inc., Term Loan F
3.53%, 12/31/2018 (A)	1,687,229	1,690,041
HCA, Inc., Term Loan B5
2.94%, 03/31/2017 (A)	2,375,819	2,378,128

		4,068,169

Total Loan Assignments (Cost $5,326,686)		5,327,737

MORTGAGE-BACKED SECURITIES - 7.2%
Alternative Loan Trust
Series 2005-81, Class A1
0.47%, 02/25/2037 (A)	485,028	385,904
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	230,778	216,846
Series 2006-J8, Class A2
6.00%, 02/25/2037	241,170	187,436
Series 2006-OA17, Class 1A1A
0.38%, 12/20/2046 (A)	1,885,713	1,431,052
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 (A)	390,202	347,592
Series 2007-HY4, Class 1A1
2.76%, 06/25/2037 (A)	931,964	781,168
Series 2007-OA6, Class A1B
0.39%, 06/25/2037 (A)	750,393	639,671
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12
0.40%, 10/25/2046 (A)	1,422,172	958,426
Banc of America Funding Trust
Series 2005-D, Class A1
2.69%, 05/25/2035 (A)	364,872	371,174
Series 2006-J, Class 4A1
3.12%, 01/20/2047 (A)	53,870	45,484
Banc of America Funding, Ltd.
Series 2012-R5, Class A
0.44%, 10/03/2039 (A) (B)	1,703,963	1,685,695
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.59%, 11/25/2036 (A)	286,461	207,213
Bear Stearns ARM Trust
Series 2003-5, Class 2A1
2.59%, 08/25/2033 (A)	366,877	366,034
Series 2003-8, Class 2A1
2.72%, 01/25/2034 (A)	9,477	9,624
Series 2003-8, Class 4A1
2.69%, 01/25/2034 (A)	86,576	86,411
Series 2005-2, Class A2
2.51%, 03/25/2035 (A)	209,095	209,307
Series 2005-5, Class A2
2.26%, 08/25/2035 (A)	116,503	117,009
Series 2006-4, Class 1A1
2.74%, 10/25/2036 (A)	129,540	107,589
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1
2.58%, 01/26/2036 (A)	222,791	179,100
Berica 8 Residential MBS Srl
Series 2008, Class A
0.29%, 03/31/2048 (A) (C)	EUR 4,793,117	5,152,182

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Berica ABS Srl
Series 2011-1, Class A1
0.29%, 12/31/2055 (A) (C)	EUR 2,464,576	$ 2,677,452
CD Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (A)	$ 149,953	160,985
Chevy Chase Funding LLC Mortgage- Backed Certificates
Series 2004-3A, Class A1
0.44%, 08/25/2035 (A) (B)	129,577	118,342
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M
2.46%, 10/19/2032 (A)	9,266	7,929
Series 2004-12, Class 12A1
2.68%, 08/25/2034 (A)	210,762	183,125
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A
1.39%, 07/15/2017 (A) (B) (E) (J) (K)	1,800,000	1,797,750
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2
2.41%, 09/25/2035 (A)	139,282	139,808
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.80%, 03/25/2032 (A) (B)	321	296
Series 2003-AR15, Class 2A1
2.23%, 06/25/2033 (A)	531,841	514,049
Series 2003-AR28, Class 2A1
2.47%, 12/25/2033 (A)	3,772,751	3,725,984
Deutsche Alt-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	491,576	429,038
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	241,205	191,609
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1
2.72%, 08/25/2035 (A)	45,994	41,573
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.69%, 09/25/2035 (A)	64,504	64,606
HarborView Mortgage Loan Trust
Series 2006-12, Class 2A2A
0.38%, 01/19/2038 (A)	702,096	591,344
Series 2006-6, Class 5A1A
4.78%, 08/19/2036 (A)	232,420	209,395
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (A)	1,419,724	1,531,836
Ludgate Funding PLC
Series 2007-1, Class A2A
0.74%, 01/01/2061 (A) (C)	GBP 1,230,729	1,733,998
Luminent Mortgage Trust
Series 2006-6, Class A1
0.39%, 10/25/2046 (A)	$ 398,937	340,182
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.59%, 03/25/2036 (A)	110,195	27,149
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A
1.19%, 10/25/2035 (A)	25,571	24,193

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2005-3, Class 4A
0.44%, 11/25/2035 (A)	$ 20,726	$ 19,347
RALI Trust
Series 2008-QR1, Class 1A1
1.59%, 08/25/2036 (A)	1,341,704	1,081,192
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A
6.50%, 11/25/2034 (B)	263,607	277,088
Series 2005-R2, Class 1AF1
0.53%, 06/25/2035 (A) (B)	682,859	599,564
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	1,223	1,268
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B
0.44%, 06/12/2044 (A) (C)	2,679,554	2,458,250
Selkirk No. 1, Ltd.
Series 2001, Class A
1.33%, 02/20/2041 (B)	1,794,860	1,787,393
Sequoia Mortgage Trust
Series 2004-11, Class A2
0.73%, 12/20/2034 (A)	1,708,055	1,628,642
Series 2007-1, Class 1A1
2.37%, 01/20/2047 (A)	378,481	311,162
Series 2010, Class 2A1
0.95%, 10/20/2027 (A)	13,521	12,705
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.48%, 09/25/2034 (A)	482,051	485,241
Series 2004-19, Class 2A1
1.58%, 01/25/2035 (A)	149,590	119,584
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1
0.44%, 07/19/2035 (A)	31,030	26,769
Series 2005-AR5, Class A2
0.44%, 07/19/2035 (A)	35,351	34,135
Series 2005-AR5, Class A3
0.44%, 07/19/2035 (A)	73,874	70,395
Series 2005-AR8, Class A1A
0.47%, 02/25/2036 (A)	401,471	324,559
Series 2006-AR3, Class 12A1
0.41%, 05/25/2036 (A)	482,142	347,062
Series 2006-AR6, Class 2A1
0.38%, 07/25/2046 (A)	1,741,059	1,372,308
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1
0.85%, 09/19/2032 (A)	9,661	9,415
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1
2.35%, 06/25/2033 (A)	519,325	508,446
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR9, Class 1A
1.56%, 08/25/2042 (A)	6,089	5,766
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (A)	629,328	624,248
Series 2006-AR19, Class 1A
0.91%, 01/25/2047 (A)	727,390	586,546
Series 2006-AR19, Class 1A1A
0.90%, 01/25/2047 (A)	625,559	564,807
Series 2006-AR9, Class 2A
2.18%, 08/25/2046 (A)	382,095	341,660

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (A)	$ 99,511	$ 100,477
Series 2005-AR2, Class 1A1
2.62%, 03/25/2035 (A)	1,667,944	1,675,036
Series 2006-AR4, Class 2A6
5.69%, 04/25/2036 (A)	89,784	26,197
Series 2006-AR8, Class 2A4
2.65%, 04/25/2036 (A)	202,749	197,703

Total Mortgage-Backed Securities (Cost $43,469,246)		43,592,525

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.0%
California - 2.2%
Bay Area Toll Authority, Revenue Bonds
Series S3
6.91%, 10/01/2050	3,600,000	4,913,568
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.00%, 06/01/2033	300,000	250,200
State of California, General Obligation Unlimited
7.50%, 04/01/2034	300,000	426,210
7.55%, 04/01/2039	1,800,000	2,656,242
7.60%, 11/01/2040	1,500,000	2,254,740
7.95%, 03/01/2036	2,200,000	2,665,520

		13,166,480

Illinois - 0.2%
City of Chicago, General Obligation Unlimited
Series B
7.75%, 01/01/2042	1,000,000	984,630

New Jersey - 0.0% (H)
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	100,000	139,686

New York - 0.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	100,000	113,458
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	2,850,000	2,827,228

		2,940,686

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds
Series A
7.47%, 06/01/2047	1,020,000	870,825

Total Municipal Government Obligations (Cost $18,042,736)		18,102,307

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.3%
Federal Home Loan Mortgage Corp.
1.87%, 09/01/2035 (A)	36,954	39,076
2.35%, 11/01/2033 (A)	63,513	67,923
2.36%, 03/01/2034 (A)	78,395	82,594
2.37%, 09/01/2035 (A)	295,370	316,340
2.38%, 01/01/2036 (A)	2,120,838	2,265,883
2.47%, 03/01/2034 (A)	99,892	106,783
3.50%, TBA (K) (L)	4,000,000	4,143,188
4.00%, TBA (K) (L)	2,000,000	2,118,438

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.50%, 08/01/2025 - 05/01/2037	$ 67,737	$ 73,541
4.50%, TBA (K) (L)	7,000,000	7,570,802
Federal Home Loan Mortgage Corp. REMIC
6.50%, 04/15/2029	2,356	2,693
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.36%, 10/25/2044 (A)	272,784	278,874
1.56%, 07/25/2044 (A)	277,150	281,211
6.50%, 07/25/2043	13,308	15,549
Federal National Mortgage Association
0.54%, 09/25/2042 (A)	235,043	233,752
1.36%, 03/01/2044 - 10/01/2044 (A)	924,943	948,965
2.00%, 07/01/2035 (A)	188,018	199,111
2.17%, 09/01/2035 (A)	552,106	587,110
2.31%, 03/01/2034 (A)	138,504	147,676
2.33%, 01/01/2026 (A)	2,551	2,577
2.38%, 01/01/2028 (A)	25,333	26,928
2.41%, 11/01/2033 (A)	105,660	112,773
3.00%, TBA (K) (L)	18,000,000	18,102,360
3.50%, 02/01/2027	262,593	277,617
3.50%, TBA (K) (L)	38,000,000	39,358,571
4.00%, TBA (K) (L)	42,000,000	44,577,418
4.50%, 11/01/2018 - 12/01/2024	489,639	524,259
4.50%, TBA (K) (L)	25,000,000	27,077,148
5.00%, 08/01/2020 - 01/01/2030	1,573,613	1,735,680
5.00%, TBA (K) (L)	13,000,000	14,301,061
5.50%, 02/01/2037	65,178	74,707
6.00%, 07/01/2035 - 05/01/2041	4,193,203	4,762,319
Federal National Mortgage Association REMIC
0.29%, 01/25/2021 (A)	18,430	18,424
6.30%, 10/17/2038	301,004	308,693
Federal National Mortgage Association REMIC, Interest Only STRIPS
6.91%, 07/25/2034 (A)	755,437	182,626
Government National Mortgage Association
1.63%, 05/20/2024 (A)	26,991	28,079
3.00%, TBA (K) (L)	1,000,000	1,017,031
3.50%, TBA (K) (L)	3,000,000	3,124,843
4.00%, TBA (K) (L)	1,000,000	1,062,344
6.50%, 06/20/2032	12,654	14,983
Government National Mortgage Association, Interest Only STRIPS
6.37%, 04/16/2033 - 10/16/2033 (A)	707,186	147,384
6.41%, 08/16/2033 - 09/20/2034 (A)	1,828,189	390,837

Total U.S. Government Agency Obligations (Cost $174,838,731)		176,708,171

U.S. GOVERNMENT OBLIGATIONS - 34.3%
U.S. Treasury Bond
2.50%, 02/15/2045 (F) (M)	1,800,000	1,641,094
2.75%, 08/15/2042 - 11/15/2042	15,400,000	14,856,971
2.88%, 05/15/2043	400,000	395,156
3.00%, 05/15/2042	5,200,000	5,278,000
3.13%, 02/15/2042 - 02/15/2043	3,200,000	3,331,212
3.13%, 08/15/2044 (M)	21,100,000	21,879,708
3.38%, 05/15/2044 (N)	10,200,000	11,085,329
4.25%, 05/15/2039	3,700,000	4,609,678
4.38%, 11/15/2039 - 05/15/2040	7,000,000	8,886,329
4.50%, 08/15/2039	2,900,000	3,745,077
4.63%, 02/15/2040	700,000	920,664

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bond
0.38%, 07/15/2025	$ 4,411,528	$ 4,367,413
0.75%, 02/15/2042 - 02/15/2045	3,336,265	3,085,741
1.38%, 02/15/2044	408,080	440,216
1.75%, 01/15/2028	6,355,664	7,216,659
2.00%, 01/15/2026	10,182,575	11,665,413
2.38%, 01/15/2025 (M)	20,182,080	23,642,984
2.38%, 01/15/2027	5,659,296	6,773,470
2.50%, 01/15/2029 (M)	15,282,672	18,876,484
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2020	1,827,558	1,825,416
0.13%, 07/15/2022 (N)	5,479,829	5,413,474
0.25%, 01/15/2025	200,770	196,190
0.38%, 07/15/2023 (O)	8,786,534	8,776,236
U.S. Treasury Note
2.13%, 05/15/2025 (M)	4,700,000	4,667,688
2.25%, 11/15/2024 (K) (M) (O)	25,500,000	25,625,511
2.38%, 08/15/2024 (N)	6,000,000	6,097,500
2.50%, 05/15/2024 (M) (N) (P)	1,400,000	1,438,828

Total U.S. Government Obligations (Cost $211,012,188)		206,738,441

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Banks - 0.2%
Wells Fargo & Co.
Series L, 7.50%	1,200	1,430,532

Total Convertible Preferred Stock (Cost $984,035)		1,430,532

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.1%
Federal Home Loan Bank Discount Notes
0.19%, 01/20/2016 (Q)	$ 200,000	199,817
0.21%, 01/27/2016 (Q)	600,000	599,374

Total Short-Term U.S. Government Agency Obligations (Cost $799,191)		799,191

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (R)
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)
Exercise rate 0.80%
Expires 01/19/2016, MSC	19,800,000	22,110
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)
Exercise rate 1.50%
Expires 01/29/2016, MSC	3,300,000	9,203

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)
Exercise rate 1.75%
Expires 01/29/2016, MSC	$ 3,300,000	$ 5,058
Call - Pays Floating Rate Index 3-Month USD-LIBOR (E)
Exercise rate 2.10%
Expires 01/30/2018, JPM	6,600,000	63,970
Put - Receives Floating Rate Index 3-Month USD-LIBOR (E)
Exercise rate 2.58%
Expires 05/12/2016, MSC	3,100,000	73,944
Put - Receives Floating Rate Index 3-Month USD-LIBOR (E)
Exercise rate 2.58%
Expires 05/23/2016, MSC	7,100,000	174,793

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $507,520)		349,078

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (Q)	4,215,448	4,215,448

Total Securities Lending Collateral (Cost $4,215,448)		4,215,448

	Principal	Value
REPURCHASE AGREEMENTS - 2.6%
Morgan Stanley 0.29% (Q), dated 07/31/2015, to be repurchased at $11,400,276 on 08/03/2015. Collateralized by a U.S. Government Obligation, 3.13%, due 02/15/2042, and with a value of $11,656,399.	$ 11,400,000	11,400,000
State Street Bank & Trust Co. 0.01% (Q), dated 07/31/2015, to be repurchased at $4,246,351 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $4,333,964.	4,246,347	4,246,347

Total Repurchase Agreements (Cost $15,646,347)		15,646,347

Total Investments (Cost $777,221,388) (S)		773,909,869
Net Other Assets (Liabilities) - (28.4)%		(171,152,659)

Net Assets - 100.0%		$ 602,757,210

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

Principal	Value
REVERSE REPURCHASE AGREEMENT - (1.3)%

Royal Bank of Scotland 0.15% (Q), dated 07/24/2015, to be repurchased at $(7,732,021) on 08/10/2015. Collateralized by a U.S. Government Obligation, 2.13%, due 05/15/2025, and with a value of $(7,804,565).

$ (7,731,750)	$ (7,731,750)

Total Reverse Repurchase Agreement (Cost $7,731,750)	$ (7,731,750)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums Received	Value
Put - 10-Year U.S. Treasury Note Future	USD	126.00	08/21/2015	37	$(11,518)	$(6,360)
Put - 10-Year U.S. Treasury Note Future	USD	126.50	08/21/2015	37	(15,275)	(10,406)

Total					$(26,793)	$(16,766)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums Received	Value
Call - USD vs. BRL(E)	JPM	USD	3.53	08/24/2015	USD	3,100,000	$(21,158)	$(27,699)
Call - USD vs. BRL(E)	CITI	USD	3.55	09/01/2015	USD	800,000	(6,608)	(8,434)
Call - USD vs. BRL(E)	JPM	USD	3.58	09/09/2015	USD	200,000	(1,889)	(2,276)
Put - EUR vs. USD (E)	HSBC	EUR	1.07	09/04/2015	EUR	900,000	(8,335)	(2,349)
Put - EUR vs. USD (E)	DUB	EUR	1.07	09/04/2015	EUR	700,000	(5,729)	(1,873)
Put - EUR vs. USD	WBC	EUR	1.07	08/06/2015	EUR	1,200,000	(8,007)	(320)
Put - EUR vs. USD	BNP	EUR	1.09	08/06/2015	EUR	1,100,000	(10,479)	(2,263)
Put - USD vs. BRL (E)	JPM	USD	3.26	09/09/2015	USD	200,000	(1,948)	(706)
Put - USD vs. BRL (E)	JPM	USD	3.27	08/24/2015	USD	3,100,000	(26,505)	(6,838)
Put - USD vs. BRL (E)	CITI	USD	3.27	09/01/2015	USD	800,000	(6,280)	(2,424)
Put - USD vs. JPY (E)	CITI	USD	99.00	09/30/2015	USD	1,200,000	(12,674)	—
Put - USD vs. JPY (E)	JPM	USD	109.00	11/10/2015	USD	2,300,000	(43,988)	(345)
Put - USD vs. JPY (E)	JPM	USD	117.95	08/11/2015	USD	1,000,000	(4,550)	(4)
Put - USD vs. JPY	CITI	USD	118.15	08/06/2015	USD	700,000	(3,220)	—
Put - USD vs. JPY (E)	CITI	USD	118.15	08/07/2015	USD	900,000	(4,500)	(1)
Put - USD vs. JPY (E)	UBS	USD	119.35	08/12/2015	USD	1,000,000	(4,150)	(55)
Put - USD vs. JPY (E)	WBC	USD	119.45	08/12/2015	USD	300,000	(1,143)	(19)

Total							$(171,163)	$(55,606)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (R)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	0.50%	01/19/2016	USD	13,200,000	$(7,920)	$(1,785)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	0.52	01/19/2016	USD	6,600,000	(3,960)	(1,099)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	0.65	01/19/2016	USD	13,200,000	(14,520)	(6,406)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	0.66	01/19/2016	USD	6,600,000	(6,600)	(3,423)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.10	01/30/2018	USD	6,600,000	(34,320)	(9,910)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.60	01/30/2018	USD	6,600,000	(59,730)	(31,338)
Call - 5-Year	MSC	3-Month USD-LIBOR	Receive	1.10	01/29/2016	USD	3,300,000	(12,540)	(849)
Call - 5-Year	MSC	3-Month USD-LIBOR	Receive	1.30	01/29/2016	USD	3,300,000	(19,140)	(3,385)
Call - 10-Year	MSC	3-Month USD-LIBOR	Receive	2.35	08/03/2015	USD	7,200,000	(40,320)	(42,410)
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/12/2016	USD	29,100,000	(98,021)	(64,604)

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN (continued): (R)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/23/2016	USD	67,700,000	$(211,553)	$(155,818)
Put - 5-Year	RBS	3-Month USD-LIBOR	Pay	2.50	09/21/2015	USD	21,000,000	(399,000)	(1,335)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	2.52	09/18/2015	USD	12,500,000	(109,375)	(191)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	2.60	09/14/2015	USD	10,200,000	(133,875)	(131)
Put - 10-Year	MSC	3-Month USD-LIBOR	Pay	2.75	08/03/2015	USD	7,200,000	(17,280)	—

Total								$(1,168,154)	$(322,684)

CENTRALLY CLEARED SWAP AGREEMENTS: (T)

Credit Default Swap Agreements on Credit Indices – Buy Protection (U)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (V)		Fair Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Series 23	1.00%	06/20/2020	EUR	10,700,000	$226,291	$146,712	$79,579

Credit Default Swap Agreements on Credit Indices – Sell Protection (X)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (V)		Fair Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 24	5.00%	06/20/2020	USD	12,672,000	$858,332	$822,797	$35,535
North American Investment Grade Index - Series 24	1.00	06/20/2020	USD	15,900,000	237,548	209,951	27,597

Total					$1,095,880	$1,032,748	$63,132

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MXN TIIE Banxico	3.93%	05/16/2016	MXN	125,900,000	$15,994	$—	$15,994
MXN TIIE Banxico	4.39	07/28/2017	MXN	46,900,000	5,784	—	5,784
MXN TIIE Banxico	5.01	10/10/2019	MXN	7,400,000	(2,217)	4,637	(6,854)
MXN TIIE Banxico	5.27	02/05/2020	MXN	158,500,000	11,092	(1,522)	12,614
MXN TIIE Banxico	5.43	11/17/2021	MXN	459,500,000	(433,779)	(740,926)	307,147
MXN TIIE Banxico	5.62	06/02/2020	MXN	28,800,000	24,511	17,350	7,161
MXN TIIE Banxico	6.00	06/07/2022	MXN	116,300,000	78,829	78,674	155
MXN TIIE Banxico	6.53	06/05/2025	MXN	12,800,000	19,129	9,265	9,864

Total					$(280,657)	$(632,522)	$351,865

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Year OIS Federal Funds Rate	0.50%	06/17/2016	USD	12,300,000	$(22,366)	$(9,916)	$(12,450)
3-Month USD-LIBOR	2.00	12/16/2019	USD	4,400,000	(55,859)	(19,813)	(36,046)
3-Month USD-LIBOR	2.25	12/16/2022	USD	27,600,000	(199,541)	275,367	(474,908)
3-Month USD-LIBOR	2.50	12/16/2025	USD	6,400,000	(60,156)	96,192	(156,348)
3-Month USD-LIBOR	2.75	12/16/2045	USD	100,000	608	4,187	(3,579)
3-Month USD-LIBOR	2.75	12/16/2045	USD	60,800,000	505,433	3,197,631	(2,692,198)
6-Month EUR-EURIBOR	0.75	09/16/2025	EUR	3,200,000	88,313	174,181	(85,868)
6-Month GBP-LIBOR	1.50	09/16/2017	GBP	26,700,000	(280,785)	(244,331)	(36,454)
6-Month GBP-LIBOR	1.50	12/16/2017	GBP	8,400,000	(56,001)	(16,016)	(39,985)
6-Month GBP-LIBOR	1.50	03/16/2018	GBP	10,300,000	(28,750)	(9,280)	(19,470)
6-Month GBP-LIBOR	1.88	10/05/2017	GBP	7,900,000	(169,899)	(157,444)	(12,455)

Total					$(279,003)	$3,290,758	$(3,569,761)

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (R)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (X)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (Basis Points) at July 31, 2015 (Y)	Notional Amount (V)		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazilian Government International Bond, 12.25%, 03/06/2030	MSC	1.00%	09/20/2016	104.47	USD	3,600,000	$2,075	$(18,108)	$20,183
Brazilian Government International Bond, 12.25%, 03/06/2030	HSBC	1.00	12/20/2019	265.35	USD	1,150,000	(73,445)	(36,624)	(36,821)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	BCLY	1.00	12/20/2018	61.27	USD	2,000,000	27,725	17,339	10,386
Japanese Government International Bond, 2.00%, 03/21/2022	DUB	1.00	09/20/2016	8.04	USD	1,900,000	21,657	14,063	7,594
Mexico Government International Bond, 5.95%, 03/19/2019	JPM	1.00	12/20/2019	119.02	USD	3,400,000	(24,912)	17,674	(42,586)
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00	12/20/2019	119.02	USD	3,500,000	(25,645)	17,449	(43,094)
Mexico Government International Bond, 7.50%, 04/08/2033	DUB	1.00	09/20/2016	57.28	USD	2,600,000	16,324	3,811	12,513
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSC	1.00	12/20/2019	475.55	USD	2,200,000	(214,231)	(200,822)	(13,409)

Total							$(270,452)	$(185,218)	$(85,234)

Credit Default Swap Agreements on Credit Indices – Sell Protection (X)

Reference Obligation	Counterparty	Fixed Deal Pay Rate	Expiration Date	Notional Amount (V)	Fair Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	MSC	0.46%	12/20/2015	USD 3,200,000	$ 7,122	$ —	$ 7,122

FUTURES CONTRACTS: (R) (Z)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month EURIBOR	Long	58	12/14/2015	$796	$—
3-Month EURIBOR	Long	58	03/14/2016	797	—
90-Day Eurodollar	Long	108	09/14/2015	—	(423)
90-Day Eurodollar	Long	45	03/14/2016	—	(6,681)
90-Day Eurodollar	Short	(325)	09/19/2016	—	(177,515)
90-Day Eurodollar	Short	(269)	12/19/2016	—	(161,700)
90-Day Eurodollar	Short	(458)	03/13/2017	—	(258,840)
90-Day Eurodollar	Short	(110)	12/18/2017	—	(58,508)
90-Day Eurodollar	Short	(119)	03/19/2018	—	(63,005)
90-Day Sterling	Short	(64)	03/15/2017	1,090	—
90-Day Sterling	Short	(36)	06/21/2017	—	(767)
5-Year U.S. Treasury Note	Short	(59)	09/30/2015	—	(26,670)
10-Year Australian Treasury Bond	Long	2	09/15/2015	4,879	—
10-Year U.S. Treasury Note	Long	330	09/21/2015	331,907	—
Euro-BTP Italian Government Bond	Long	133	09/08/2015	918,490	—
German Euro BOBL	Long	42	09/08/2015	45,469	—

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FUTURES CONTRACTS (continued): (R) (Z)

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
German Euro Bund	Short	(191)	09/08/2015	$—	$(406,846)
German Euro BUXL	Long	3	09/08/2015	—	(15,771)
German Euro Schatz	Long	64	09/08/2015	1,895	—
OTC Call Options Strike @ EUR 154.50 on German Euro Bund Futures (Counterparty: GSC)	Short	(30)	08/21/2015	—	(3,734)
OTC Call Options Strike @ EUR 155.00 on German Euro Bund Futures (Counterparty: GSC)	Short	(30)	08/21/2015	—	(2,438)
U.S. Treasury Bond	Short	(78)	09/21/2015	—	(504,772)

Total				$1,305,323	$(1,687,670)

FORWARD FOREIGN CURRENCY CONTRACTS: (R)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	09/30/2015	MXN	3,155,000	USD	198,668	$—	$(3,777)
BCLY	06/27/2016	USD	4,792,049	EUR	3,485,000	937,401	—
BNP	08/04/2015	BRL	13,084,795	USD	3,855,272	—	(39,105)
BNP	08/04/2015	USD	4,168,460	BRL	13,084,795	352,292	—
BNP	08/04/2015	USD	8,357,631	JPY	1,035,510,533	2,069	—
BNP	07/05/2017	USD	3,261,243	BRL	9,500,000	963,851	—
BOA	08/07/2015	USD	4,680,785	EUR	3,500,000	836,592	—
BOA	08/07/2015	USD	1,000,000	JPY	101,481,200	181,124	—
BOA	08/14/2015	USD	4,631,050	RUB	255,043,490	510,293	—
BOA	10/20/2015	INR	215,343,360	USD	3,343,322	—	(36,826)
BOA	06/13/2016	EUR	541,000	USD	730,648	—	(132,518)
BOA	06/13/2016	USD	18,687,019	EUR	13,663,000	3,581,205	—
BOA	06/27/2016	USD	4,335,619	EUR	3,149,000	852,609	—
CITI	08/04/2015	EUR	53,958,000	USD	59,660,314	—	(398,133)
CITI	08/04/2015	USD	14,895,440	EUR	13,585,000	55,395	(80,389)
CITI	08/04/2015	USD	5,849,222	JPY	721,100,000	30,647	—
CITI	08/12/2015	ILS	47,426,306	USD	12,563,260	7,159	—
CITI	08/12/2015	USD	12,264,367	ILS	47,426,306	—	(306,052)
CITI	08/24/2015	INR	67,185,612	USD	1,036,335	6,606	—
CITI	09/02/2015	EUR	4,035,000	USD	4,429,920	3,350	—
CITI	09/02/2015	USD	46,134,318	EUR	41,786,000	223,876	—
CITI	09/30/2015	USD	2,961,909	MXN	47,814,645	28,592	(20,282)
CITI	10/15/2015	USD	12,569,919	ILS	47,426,306	—	(6,767)
CITI	04/01/2016	USD	453,762	BRL	1,509,575	45,560	—
CITI	04/04/2016	USD	10,124,725	BRL	34,500,000	803,387	—
DUB	08/04/2015	BRL	1,139,886	USD	335,853	—	(3,407)
DUB	08/04/2015	USD	342,000	BRL	1,139,886	9,553	—
DUB	08/04/2015	USD	437,899	EUR	395,000	4,070	—
DUB	08/04/2015	USD	1,800,621	GBP	1,157,000	—	(6,157)
DUB	08/04/2015	USD	4,332,479	JPY	525,600,000	91,399	—
DUB	08/07/2015	USD	267,586	EUR	200,000	47,918	—
DUB	09/30/2015	MXN	6,419,985	USD	391,000	5,574	—
DUB	09/30/2015	USD	184,000	MXN	2,899,748	4,877	—
DUB	10/02/2015	BRL	4,700,000	USD	1,458,744	—	(116,011)
DUB	02/01/2016	USD	5,450,085	EUR	4,050,000	988,129	—
DUB	06/13/2016	EUR	1,978,000	USD	2,673,465	—	(486,588)
DUB	06/13/2016	USD	6,741,941	EUR	4,924,000	1,297,966	—
GSC	08/04/2015	BRL	9,438,589	USD	2,780,963	—	(28,208)
GSC	08/04/2015	EUR	1,879,000	USD	2,087,454	—	(23,745)
GSC	08/04/2015	USD	2,906,576	BRL	9,438,589	153,821	—

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (R)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	08/04/2015	USD	2,089,328	EUR	1,866,000	$39,896	$—
GSC	08/04/2015	USD	7,578,689	JPY	934,100,000	41,412	—
GSC	08/12/2015	USD	144,669	CHF	135,000	4,907	—
GSC	09/02/2015	BRL	8,094,989	USD	2,480,614	—	(145,160)
GSC	09/02/2015	EUR	2,172,000	USD	2,405,744	—	(19,359)
GSC	09/02/2015	USD	1,032,499	EUR	933,000	7,408	—
GSC	09/30/2015	USD	607,000	MXN	9,436,657	24,079	—
HSBC	08/07/2015	USD	4,228,000	JPY	431,122,818	749,168	—
HSBC	08/14/2015	RUB	220,404,460	USD	3,704,000	—	(142,909)
HSBC	08/14/2015	USD	1,475,000	RUB	81,051,250	165,449	—
HSBC	09/30/2015	USD	606,000	MXN	9,426,633	23,699	—
JPM	08/04/2015	BRL	23,663,269	USD	7,454,048	—	(552,678)
JPM	08/04/2015	EUR	1,593,000	USD	1,757,440	—	(7,845)
JPM	08/04/2015	JPY	3,382,810,533	USD	27,396,218	—	(100,230)
JPM	08/04/2015	USD	6,972,089	BRL	23,663,269	70,719	—
JPM	08/04/2015	USD	316,148	CAD	396,000	13,370	—
JPM	08/04/2015	USD	11,507,248	EUR	10,455,000	34,071	(9,570)
JPM	08/14/2015	RUB	117,727,070	USD	2,010,000	—	(107,876)
JPM	08/24/2015	KRW	823,859,134	USD	703,000	508	—
JPM	09/02/2015	USD	1,269,274	BRL	4,346,149	15,383	—
JPM	09/02/2015	USD	26,384,263	JPY	3,261,210,533	64,173	(2,376)
JPM	09/11/2015	KRW	919,620,000	USD	786,000	—	(1,118)
JPM	09/11/2015	USD	1,793,049	KRW	1,997,097,576	88,556	—
JPM	09/30/2015	USD	541,000	MXN	8,820,464	—	(3,856)
JPM	10/02/2015	BRL	36,600,000	USD	10,866,502	—	(410,325)
SCB	08/04/2015	USD	24,411,562	EUR	21,776,000	494,938	—
SCB	08/24/2015	INR	83,112,510	USD	1,282,106	8,073	—
SCB	09/11/2015	KRW	36,304,100	USD	31,000	—	(15)
SCB	09/30/2015	MXN	33,966,376	USD	2,166,154	—	(67,988)
UBS	08/04/2015	USD	10,447,306	EUR	9,353,000	174,888	—
UBS	08/04/2015	USD	1,177,819	GBP	753,000	1,931	—
UBS	08/04/2015	USD	1,360,654	JPY	166,500,000	17,161	—
UBS	09/02/2015	JPY	432,300,000	USD	3,498,374	—	(9,117)
UBS	09/30/2015	USD	217,000	MXN	3,386,828	7,789	—
UBS	10/02/2015	USD	16,184,065	BRL	41,300,000	4,385,155	—
UBS	01/05/2016	USD	4,246,285	BRL	11,000,000	1,197,484	—

Total						$19,655,532	$(3,268,387)

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AA)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$63,903,620	$—	$63,903,620
Corporate Debt Securities	—	187,781,518	—	187,781,518
Foreign Government Obligations	—	49,314,954	—	49,314,954
Loan Assignments	—	5,327,737	—	5,327,737
Mortgage-Backed Securities	—	43,592,525	—	43,592,525
Municipal Government Obligations	—	18,102,307	—	18,102,307
U.S. Government Agency Obligations	—	176,708,171	—	176,708,171
U.S. Government Obligations	—	206,738,441	—	206,738,441
Convertible Preferred Stock	1,430,532	—	—	1,430,532
Short-Term U.S. Government Agency Obligations	—	799,191	—	799,191
Over-the-Counter Interest Rate Swaptions Purchased	—	349,078	—	349,078
Securities Lending Collateral	4,215,448	—	—	4,215,448
Repurchase Agreements	—	15,646,347	—	15,646,347

Total Investments	$5,645,980	$768,263,889	$—	$773,909,869

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,322,171	$—	$1,322,171
Centrally Cleared Interest Rate Swap Agreements	—	749,693	—	749,693
Over-the-Counter Credit Default Swap Agreements	—	74,903	—	74,903
Futures Contracts (AB)	1,305,323	—	—	1,305,323
Forward Foreign Currency Contracts (AB)	—	19,655,532	—	19,655,532

Total Other Financial Instruments	$1,305,323	$21,802,299	$—	$23,107,622

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreement	$—	$(7,731,750)	$—	$(7,731,750)
Exchange-Traded Options Written	(16,766)	—	—	(16,766)
Over-the-Counter Foreign Exchange Options Written	—	(55,606)	—	(55,606)
Over-the-Counter Interest Rate Swaptions Written	—	(322,684)	—	(322,684)
Centrally Cleared Interest Rate Swap Agreements	—	(1,309,353)	—	(1,309,353)
Over-the-Counter Credit Default Swap Agreements	—	(338,233)	—	(338,233)
Futures Contracts (AB)	(1,687,670)	—	—	(1,687,670)
Forward Foreign Currency Contracts (AB)	—	(3,268,387)	—	(3,268,387)

Total Other Financial Instruments	$(1,704,436)	$(13,026,013)	$—	$(14,730,449)

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $84,952,011, representing 14.1% of the Fund’s net assets.

(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)

Illiquid security and/or derivative. Total aggregate value of illiquid securities is $15,632,019, representing 2.6% of the Fund’s net assets, and total aggregate value of illiquid derivatives is $296,055, representing less than 0.1% of the Fund’s net assets.

(F)

All or a portion of the security is on loan. The value of all securities on loan is $4,129,714. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Security in default.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,797,750, representing 0.3% of the Fund’s net assets.
(K)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(L)	Cash in the amount of $280,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(M)	Security is subject to sale-buyback transactions.
(N)

All or a portion of the security has been segregated by the custodian as collateral for open futures, options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open futures, options, swap, swaptions and/or forward foreign currency contracts is $1,265,475.

(O)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. Total value of securities segregated as collateral to cover centrally cleared swap agreements is $6,311,059.

(P)

All or a portion of the security has been segregated by the broker as collateral for open TBA commitment transactions. Total value of securities segregated for open TBA commitment transactions is $153,030.

(Q)	Rate disclosed reflects the yield at July 31, 2015.
(R)	Cash in the amount of $16,230,000 has been segregated by the broker as collateral for open futures, options, swap, swaptions and/or forward foreign currency contracts.
(S)

Aggregate cost for federal income tax purposes is $777,221,388. Aggregate gross unrealized appreciation and depreciation for all securities is $13,366,728 and $16,678,247, respectively. Net unrealized depreciation for tax purposes is $3,311,519.

(T)	Cash in the amount of $1,894,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(U)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(V)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(W)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(X)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Y)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(Z)	Cash in the amount of $2,402,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AA)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AB)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2015 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
UBS	UBS AG
WBC	Westpac Banking Corp.

PORTFOLIO ABBREVIATIONS:

Banxico	Banco de México
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Republic of Italy (“Buoni del Tesoro Poliennali”) Treasury Bonds
BUXL	Bundesanleihen (German Long-Term Debt)
EURIBOR	Euro InterBank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OIS	Overnight Index Swaption
OTC	Over-the-Counter
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.0%
American Express Credit Account Master Trust
Series 2014-3, Class A
1.49%, 04/15/2020	$ 625,000	$ 628,962
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class C
1.57%, 01/08/2019	1,000,000	1,001,540
Series 2013-3, Class D
3.00%, 07/08/2019	2,000,000	2,038,224
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class A
2.46%, 07/20/2020 (A)	1,100,000	1,105,097
Series 2015-1A, Class A
2.50%, 07/20/2021 (A)	1,000,000	996,793
BA Credit Card Trust
Series 2015-A2, Class A
1.36%, 09/15/2020	362,000	360,952
Capital Auto Receivables Asset Trust
Series 2015-2, Class A3
1.73%, 09/20/2019	1,250,000	1,251,112
Chase Issuance Trust
Series 2014-A5, Class A5
0.56%, 04/15/2021 (B)	225,000	224,843
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7
0.62%, 09/10/2020 (B)	2,000,000	2,006,796
CLI Funding V LLC
Series 2014-2A, Class A
3.38%, 10/18/2029 (A)	1,480,000	1,492,497
DB Master Finance LLC
Series 2015-1A, Class A2II
3.98%, 02/20/2045 (A)	353,115	352,971
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 03/23/2020 (A)	278,000	277,890
Discover Card Execution Note Trust
Series 2013-A6, Class A6
0.64%, 04/15/2021 (B)	2,000,000	2,005,786
Honda Auto Receivables Owner Trust
Series 2013-3, Class A4
1.13%, 09/16/2019	2,000,000	2,002,932
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/2018 (A)	708,000	707,426
Sierra Timeshare Receivables Funding LLC
Series 2015-2A, Class A
2.43%, 06/20/2032 (A)	854,000	853,915
Wendys Funding LLC
Series 2015-1A, Class A23
4.50%, 06/15/2045 (A)	232,000	230,636
Series 2015-1A, Class A2I
3.37%, 06/15/2045 (A)	1,128,000	1,127,374
Series 2015-1A, Class A2II
4.08%, 06/15/2045 (A)	1,500,000	1,496,724

Total Asset-Backed Securities (Cost $20,162,160)		20,162,470

CORPORATE DEBT SECURITIES - 44.8%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (A)	1,000,000	1,006,773

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.6%
Avianca Holdings SA / Avianca Leasing LLC
8.38%, 05/10/2020 (C)	$ 500,000	$ 501,875
Latam Airlines Group SA
7.25%, 06/09/2020 (A)	750,000	765,512

		1,267,387

Auto Components - 0.2%
Nemak SAB de CV
5.50%, 02/28/2023 (C)	450,000	461,250

Banks - 13.8%
ADCB Finance Cayman, Ltd. Series MTN
4.50%, 03/06/2023 (C)	700,000	714,875
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.75%, 04/28/2021 (C)	350,000	349,125
Banco Internacional del Peru SAA Interbank
5.75%, 10/07/2020 (C)	225,000	243,608
BanColombia SA
5.95%, 06/03/2021	250,000	271,550
Bangkok Bank PCL
3.88%, 09/27/2022 (C)	350,000	358,552
Bank of China Hong Kong, Ltd.
5.55%, 02/11/2020 (C)	700,000	768,141
Bank of China, Ltd.
5.00%, 11/13/2024 (C)	500,000	514,416
Barclays PLC
6.63%, 09/15/2019 (B) (D) (E)	900,000	891,587
BBVA Bancomer SA
6.75%, 09/30/2022 (C)	600,000	673,800
Burgan Finance No. 1 Jersey, Ltd.
7.88%, 09/29/2020 (C)	850,000	961,562
CBQ Finance, Ltd.
2.88%, 06/24/2019 (C)	200,000	204,500
Comerica Bank
4.00%, 07/27/2025	250,000	251,110
Credit Agricole SA
4.38%, 03/17/2025 (A) (E)	790,000	770,346
7.88%, 01/23/2024 (A) (B) (D)	1,000,000	1,037,521
Deutsche Bank AG
7.50%, 04/30/2025 (B) (D) (E)	1,400,000	1,407,000
Discover Bank
2.00%, 02/21/2018	250,000	247,936
3.10%, 06/04/2020	800,000	803,965
FBN Finance Co. BV
8.00%, 07/23/2021 (B) (C)	500,000	436,332
Fifth Third Bancorp
2.88%, 07/27/2020	500,000	501,587
Hana Bank
4.38%, 09/30/2024 (C)	200,000	206,727
HSBC Holdings PLC
5.63%, 01/17/2020 (B) (D) (E)	1,900,000	1,900,000
ICICI Bank, Ltd.
5.75%, 11/16/2020 (C) (E)	200,000	224,618
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	790,000	778,520
Itau Unibanco Holding SA
5.50%, 08/06/2022 (C) (E)	775,000	771,900
Lloyds Banking Group PLC
7.50%, 06/27/2024 (B) (D) (E)	1,900,000	1,980,750
Nordea Bank AB
5.50%, 09/23/2019 (A) (B) (D)	1,500,000	1,505,625

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Oversea-Chinese Banking Corp., Ltd. Series MTN
4.00%, 10/15/2024 (B) (C)	$ 250,000	$ 256,527
4.25%, 06/19/2024 (C)	500,000	508,366
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB
4.63%, 09/26/2022 (C)	300,000	309,765
Regions Financial Corp.
7.38%, 12/10/2037	525,000	662,780
Royal Bank of Scotland NV
4.65%, 06/04/2018	817,000	850,124
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/2022 (C)	600,000	587,742
Siam Commercial Bank PCL Series MTN
3.50%, 04/07/2019 (C)	250,000	256,304
Societe Generale SA
7.88%, 12/18/2023 (A) (B) (D) (E)	1,500,000	1,523,250
Standard Chartered PLC
6.50%, 04/02/2020 (A) (B) (D) (E)	2,000,000	2,023,604
Turkiye Halk Bankasi AS
3.88%, 02/05/2020 (C)	250,000	240,135
Turkiye Is Bankasi
5.00%, 04/30/2020 (A)	500,000	503,750
United Overseas Bank, Ltd. Series MTN
3.75%, 09/19/2024 (B) (C) (E)	200,000	204,326
Woori Bank
4.75%, 04/30/2024 (C)	600,000	625,602
Zenith Bank PLC Series MTN
6.25%, 04/22/2019 (C)	500,000	474,400

		27,802,328

Beverages - 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.38%, 11/01/2022 (C)	500,000	439,250
Pernod Ricard SA
2.95%, 01/15/2017 (A)	595,000	606,554

		1,045,804

Building Products - 0.3%
Elementia SAB de CV
5.50%, 01/15/2025 (A)	600,000	606,000

Capital Markets - 2.3%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	550,000	555,144
5.25%, 07/27/2021	450,000	500,926
Huarong Finance II Co., Ltd. Series MTN
5.50%, 01/16/2025 (C)	350,000	365,144
Morgan Stanley
5.00%, 11/24/2025	490,000	517,750
UBS AG
7.63%, 08/17/2022 (E)	1,300,000	1,526,988
Series MTN
1.80%, 03/26/2018	1,228,000	1,227,792

		4,693,744

Chemicals - 1.2%
Ecolab, Inc.
1.45%, 12/08/2017	1,205,000	1,195,644

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Israel Chemicals, Ltd.
4.50%, 12/02/2024 (C)	$ 500,000	$ 501,700
OCP SA
4.50%, 10/22/2025 (A)	450,000	431,438
RPM International, Inc.
5.25%, 06/01/2045	315,000	305,295

		2,434,077

Commercial Services & Supplies - 0.1%
Yasar Holdings AS
8.88%, 05/06/2020 (C)	200,000	210,000

Communications Equipment - 0.4%
Harris Corp.
2.70%, 04/27/2020	640,000	630,043
4.85%, 04/27/2035	235,000	225,730

		855,773

Construction & Engineering - 0.3%
Empresas ICA SAB de CV
8.88%, 05/29/2024 (C)	260,000	163,800
8.90%, 02/04/2021 (C)	250,000	185,000
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (C)	400,000	280,000

		628,800

Construction Materials - 0.9%
Cemex Finance LLC
6.00%, 04/01/2024 (C)	300,000	301,545
Cemex SAB de CV
7.25%, 01/15/2021 (C) (E)	400,000	426,000
CRH America, Inc.
3.88%, 05/18/2025 (A)	250,000	249,251
West China Cement, Ltd.
6.50%, 09/11/2019 (C)	800,000	798,058

		1,774,854

Diversified Financial Services - 1.7%
Bank of America Corp.
6.11%, 01/29/2037	350,000	400,832
Series MTN
1.70%, 08/25/2017	1,215,000	1,218,386
Cementos Progreso Trust
7.13%, 11/06/2023 (C)	400,000	427,198
China Cinda Finance I, Ltd.
4.25%, 04/23/2025 (A)	200,000	190,466
Cimpor Financial Operations BV
5.75%, 07/17/2024 (C)	350,000	271,250
Citigroup, Inc.
4.40%, 06/10/2025	472,000	475,719
MAF Global Securities, Ltd.
4.75%, 05/07/2024 (C)	475,000	492,813

		3,476,664

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
2.45%, 06/30/2020	1,115,000	1,096,753
Bharti Airtel International Netherlands BV
5.13%, 03/11/2023 (C) (E)	750,000	800,827
Bharti Airtel, Ltd.
4.38%, 06/10/2025 (A) (E)	500,000	505,230
Oi SA
5.75%, 02/10/2022 (C) (E)	260,000	205,972

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Telefonica Chile SA
3.88%, 10/12/2022 (C) (E)	$ 400,000	$ 392,391
Verizon Communications, Inc.
4.86%, 08/21/2046	780,000	737,423

		3,738,596

Electric Utilities - 1.5%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/2024 (C)	900,000	899,676
Colbun SA
4.50%, 07/10/2024 (C)	900,000	905,225
Eskom Holdings SOC, Ltd.
5.75%, 01/26/2021 (C)	200,000	194,320
Exelon Corp.
2.85%, 06/15/2020	1,000,000	1,004,585

		3,003,806

Energy Equipment & Services - 1.4%
EDC Finance, Ltd.
4.88%, 04/17/2020 (C) (E)	550,000	489,500
Enterprise Products Operating LLC
3.20%, 02/01/2016 (E)	800,000	808,416
Offshore Drilling Holding SA
8.63%, 09/20/2020 (C)	300,000	257,625
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	810,000	811,322
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/2022 (C) (E)	500,000	530,000

		2,896,863

Food & Staples Retailing - 0.8%
Cencosud SA
4.88%, 01/20/2023 (C)	500,000	505,408
InRetail Consumer
5.25%, 10/10/2021 (C)	600,000	620,250
Walgreen Co.
1.80%, 09/15/2017	400,000	407,598

		1,533,256

Food Products - 1.5%
Cosan Luxembourg SA
5.00%, 03/14/2023 (C)	392,000	342,020
Gruma SAB de CV
4.88%, 12/01/2024 (C) (E)	450,000	472,050
Kraft Heinz Foods Co.
5.20%, 07/15/2045 (A)	330,000	346,323
Minerva Luxembourg SA
7.75%, 01/31/2023 (C)	650,000	653,055
Tyson Foods, Inc.
2.65%, 08/15/2019	1,120,000	1,128,927

		2,942,375

Gas Utilities - 0.2%
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (C)	350,000	343,000

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.25%, 08/15/2019	830,000	822,660
Cardinal Health, Inc.
2.40%, 11/15/2019	415,000	412,868

		1,235,528

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.5%
Arcelik AS
5.00%, 04/03/2023 (C)	$ 1,000,000	$ 946,250

Insurance - 0.4%
Pricoa Global Funding I
1.35%, 08/18/2017 (A)	325,000	323,902
XLIT, Ltd.
4.45%, 03/31/2025 (E)	400,000	398,014

		721,916

Internet Software & Services - 0.2%
Baidu, Inc.
4.13%, 06/30/2025	420,000	416,315

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	1,120,000	1,122,084

Machinery - 0.1%
Ferreycorp SAA
4.88%, 04/26/2020 (C)	225,000	223,650

Marine - 0.2%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A)	400,000	376,000

Media - 0.3%
Myriad International Holdings BV
5.50%, 07/21/2025 (A)	500,000	507,500

Metals & Mining - 2.2%
Allegheny Technologies, Inc.
5.95%, 01/15/2021 (E)	375,000	356,250
CITIC, Ltd.
6.80%, 01/17/2023 (C)	800,000	923,448
Gerdau Trade, Inc.
5.75%, 01/30/2021 (C)	250,000	247,000
Gold Fields Orogen Holdings BVI, Ltd.
4.88%, 10/07/2020 (C)	700,000	603,750
OJSC Novolipetsk Steel via Steel Funding, Ltd.
4.95%, 09/26/2019 (C)	400,000	386,064
Polyus Gold International, Ltd.
5.63%, 04/29/2020 (C)	500,000	470,625
Vedanta Resources PLC
8.25%, 06/07/2021 (C) (E)	600,000	565,500
Volcan Cia Minera SAA
5.38%, 02/02/2022 (C) (E)	850,000	800,063

		4,352,700

Multiline Retail - 0.3%
LS Finance 2022, Ltd.
4.25%, 10/16/2022 (C)	260,000	260,977
Target Corp.
2.30%, 06/26/2019	400,000	406,884

		667,861

Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	290,000	325,792
BP Capital Markets PLC
3.54%, 11/04/2024 (E)	415,000	410,935
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018 (A)	1,000,000	1,006,454
Ecopetrol SA
5.38%, 06/26/2026	295,000	286,224
5.88%, 09/18/2023	200,000	207,000

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Indo Energy Finance BV
7.00%, 05/07/2018 (C)	$ 400,000	$ 308,000
KazMunayGas National Co. JSC
7.00%, 05/05/2020 (C)	300,000	319,500
Series MTN
6.38%, 04/09/2021 (C)	480,000	498,000
MIE Holdings Corp.
7.50%, 04/25/2019 (C)	450,000	316,089
Noble Energy, Inc.
3.90%, 11/15/2024 (E)	415,000	403,834
Novatek OAO via Novatek Finance, Ltd.
6.60%, 02/03/2021 (C)	200,000	200,400
ONGC Videsh, Ltd.
4.63%, 07/15/2024 (C)	700,000	720,266
Pacific Rubiales Energy Corp.
5.38%, 01/26/2019 (C)	225,000	159,750
5.63%, 01/19/2025 (C)	325,000	205,465
Pertamina Persero PT
4.88%, 05/03/2022 (C)	750,000	750,000
Petroleos Mexicanos
4.88%, 01/24/2022 (E)	400,000	415,400
Reliance Holding USA, Inc.
4.50%, 10/19/2020 (C)	300,000	320,201
Reliance Industries, Ltd.
4.13%, 01/28/2025 (A)	500,000	498,189
Sasol Financing International PLC
4.50%, 11/14/2022	500,000	502,500
State Oil Co. of the Azerbaijan Republic Series MTN
4.75%, 03/13/2023 (C)	300,000	278,891

		8,132,890

Paper & Forest Products - 0.7%
Celulosa Arauco y Constitucion SA
5.00%, 01/21/2021	200,000	212,774
Georgia-Pacific LLC
3.60%, 03/01/2025 (A)	815,000	807,920
Inversiones CMPC SA
4.38%, 05/15/2023 (C)	200,000	200,443
Klabin Finance SA
5.25%, 07/16/2024 (C)	250,000	241,437

		1,462,574

Pharmaceuticals - 0.8%
AbbVie, Inc.
2.50%, 05/14/2020	1,120,000	1,113,120
Hikma Pharmaceuticals PLC
4.25%, 04/10/2020 (C)	550,000	551,485

		1,664,605

Real Estate Management & Development - 1.9%
Agile Property Holdings, Ltd.
9.88%, 03/20/2017 (C)	200,000	207,500
China Overseas Finance Cayman V, Ltd.
3.95%, 11/15/2022 (C) (E)	350,000	346,476
Country Garden Holdings Co., Ltd.
7.25%, 04/04/2021(C) (E)	800,000	815,040
Global Logistic Properties, Ltd.
3.88%, 06/04/2025 (C)	500,000	495,069
Shimao Property Holdings, Ltd.
6.63%, 01/14/2020 (C)	400,000	410,000
8.38%, 02/10/2022 (C)	250,000	259,162

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Theta Capital Pte, Ltd.
6.13%, 11/14/2020 (C)	$ 550,000	$ 551,751
Yuzhou Properties Co., Ltd.
8.63%, 01/24/2019 (C) (E)	650,000	653,250

		3,738,248

Road & Rail - 0.4%
Canadian National Railway Co.
1.45%, 12/15/2016	375,000	377,380
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/2020 (C)	500,000	519,250

		896,630

Specialty Retail - 0.1%
Advance Auto Parts, Inc.
5.75%, 05/01/2020 (E)	230,000	257,001

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett-Packard Co.
6.00%, 09/15/2041	385,000	389,996
Seagate HDD Cayman
5.75%, 12/01/2034 (A)	200,000	195,894

		585,890

Transportation Infrastructure - 0.4%
DP World, Ltd. Series MTN
6.85%, 07/02/2037 (C)	500,000	551,250
Transnet SOC, Ltd.
4.00%, 07/26/2022 (C)	200,000	191,131

		742,381

Wireless Telecommunication Services - 0.7%
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/2024 (C)	600,000	611,762
Millicom International Cellular SA
6.00%, 03/15/2025 (C)	500,000	493,750
Mobile Telesystems OJSC via MTS International Funding, Ltd.
8.63%, 06/22/2020 (C)	300,000	325,917

		1,431,429

Total Corporate Debt Securities (Cost $90,992,271)		90,202,802

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Export-Import Bank of Korea
2.88%, 01/21/2025	200,000	195,503

Total Foreign Government Obligation (Cost $199,013)		195,503

LOAN ASSIGNMENTS - 32.9%
Aerospace & Defense - 0.8%
DAE Aviation Holdings, Inc., 1st Lien Term Loan
5.25%, 07/07/2022 (B)	367,309	367,080
Silver II US Holdings LLC, Term Loan
4.00%, 12/13/2019 (B)	985,494	948,292
TransDigm, Inc., Term Loan E
3.50%, 05/14/2022 (B)	248,136	246,718
Vencore, Inc., 2nd Lien Term Loan
9.00%, 05/23/2020 (B)	151,500	151,121

		1,713,211

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines - 0.1%
US Airways Group, Inc., Term Loan B1
3.50%, 05/23/2019 (B)	$ 247,475	$ 246,900

Auto Components - 0.4%
Federal-Mogul Holdings Corp., Term Loan C
4.75%, 04/15/2021 (B) (F)	747,478	738,290

Building Products - 0.1%
C.H.I. Overhead Doors, Inc., 1st Lien Term Loan
TBD, 07/22/2022 (F) (G)	112,676	112,746

Capital Markets - 0.2%
Onex Wizard US Acquisition, Inc., Term Loan
4.25%, 03/13/2022 (B)	507,514	508,290

Chemicals - 1.4%
A. Schulman, Inc., Term Loan B
4.00%, 06/01/2022 (B)	20,733	20,707
Charter NEX US Holdings, Inc., Term Loan B
5.25%, 02/07/2022 (B)	55,198	55,714
Chemours Company Co., Term Loan B
3.75%, 05/22/2022 (B)	433,673	416,326
ECO Services Operations LLC, Term Loan B
4.75%, 12/04/2021 (B)	748,120	749,991
Gemini HDPE LLC, Term Loan B
4.75%, 08/07/2021 (B)	246,250	246,045
Ineos US Finance LLC, Term Loan
4.25%, 03/31/2022 (B)	350,000	350,625
MacDermid, Inc., 1st Lien Term Loan
4.50%, 06/07/2020 (B)	498,728	500,242
Trinseo Materials Operating SCA, Term Loan B
4.25%, 10/13/2021 (B)	500,000	498,125

		2,837,775

Commercial Services & Supplies - 1.7%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019 (B)	734,907	731,049
Allied Security Holdings LLC, 1st Lien Term Loan
4.25%, 02/12/2021 (B)	498,799	497,552
Allied Security Holdings LLC, 2nd Lien Term Loan
8.00%, 08/13/2021 (B)	250,000	249,792
Asurion LLC, Term Loan B1
5.00%, 05/24/2019 (B)	491,140	492,231
Asurion LLC, Term Loan B4
TBD, 07/22/2022 (F) (G)	91,408	91,255
Brickman Group, Ltd. LLC, 1st Lien Term Loan
4.00%, 12/18/2020 (B)	498,737	497,282
Garda World Security Corp., Delayed Draw Term Loan
4.00%, 11/06/2020 (B)	82,261	81,713
Garda World Security Corp., Term Loan B
4.00%, 11/06/2020 (B)	416,470	413,693
Prime Security Services Borrower LLC, 1st Lien Term Loan
5.00%, 07/01/2021 (B)	422,406	423,286

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Waste Industries USA, Inc., Term Loan B
4.25%, 02/27/2020 (B)	$ 37,642	$ 37,783

		3,515,636

Construction & Engineering - 0.6%
STS Operating, Inc., Term Loan
4.75%, 02/12/2021 (B)	498,737	496,867
Summit Materials Cos. I LLC, Term Loan B
4.25%, 07/17/2022 (B)	133,333	133,667
USIC Holdings, Inc., 1st Lien Term Loan
4.00%, 07/10/2020 (B)	498,728	496,234

		1,126,768

Consumer Finance - 0.2%
FGI Operating Co. LLC, Term Loan
5.50%, 04/19/2019 (B)	498,720	474,407

Containers & Packaging - 1.5%
Berlin Packaging LLC, 1st Lien Term Loan
4.50%, 10/01/2021 (B)	748,116	749,051
Centor US Holding, Inc., 2nd Lien Term Loan
8.00%, 05/02/2022 (B)	500,000	502,500
FPC Holdings, Inc., 1st Lien Term Loan
5.25%, 11/19/2019 (B)	497,452	492,634
Signode Industrial Group US, Inc., Term Loan B
TBD, 05/01/2021 (F) (G)	490,950	488,649
Tekni-Plex, Inc., Term Loan B
4.50%, 06/01/2022 (B)	722,689	723,721

		2,956,555

Diversified Consumer Services - 0.6%
Cengage Learning Acquisitions, Inc., 1st Lien Term Loan
7.00%, 03/31/2020 (B)	497,487	498,999
ServiceMaster Co., Term Loan B
4.25%, 07/01/2021 (B)	745,622	746,820

		1,245,819

Diversified Financial Services - 0.1%
AlixPartners LLP, Term Loan B
TBD, 07/15/2022 (F) (G)	147,493	147,714

Diversified Telecommunication Services - 0.4%
Altice Financing SA, Term Loan
5.25%, 02/04/2022 (B)	101,695	102,542
Intelsat Jackson Holdings SA, Term Loan B2
3.75%, 06/30/2019 (B)	500,000	494,375
Level 3 Financing, Inc., Term Loan B
4.00%, 01/15/2020 (B)	250,000	250,547

		847,464

Electric Utilities - 0.5%
Sandy Creek Energy Associates, LP, Term Loan B
5.00%, 11/08/2020 (B)	494,299	484,824
Star West Generation LLC, Term Loan B
4.25%, 03/13/2020 (B)	500,000	500,000

		984,824

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing - 0.3%
Hostess Brands LLC, 1st Lien Term Loan
TBD, 07/17/2022 (F) (G)	$ 138,504	$ 138,764
Smart & Final Stores LLC, 1st Lien Term Loan
4.00%, 11/15/2019 (B)	500,000	499,681

		638,445

Food Products - 0.5%
Constantia Flexibles Group GmbH, Term Loan B1
4.75%, 04/29/2022 (B)	18,154	18,131
Constantia Flexibles Group GmbH, Term Loan B2
4.75%, 04/29/2022 (B)	93,224	93,107
Post Holdings, Inc., Series A, Incremental Term Loan
3.75%, 06/02/2021 (B)	498,742	498,119
Shearer’s Foods, Inc., 1st Lien Term Loan
4.50%, 06/30/2021 (B)	498,744	498,744

		1,108,101

Gas Utilities - 0.5%
Empire Generating Co. LLC, Term Loan B
5.25%, 03/12/2021 (B)	931,669	885,086
Empire Generating Co. LLC, Term Loan C
5.25%, 03/12/2021 (B)	68,331	64,914

		950,000

Health Care Equipment & Supplies - 0.5%
Alere, Inc., Term Loan B
TBD, 06/18/2022 (F) (G)	259,516	260,345
Convatec, Inc., Term Loan
4.25%, 06/15/2020 (B)	19,984	19,917
Creganna-Tactx Medical, 1st Lien Term Loan
4.75%, 12/01/2021 (B)	498,747	499,162
DJO Finance LLC, Term Loan
4.25%, 06/08/2020 (B)	45,045	45,101
Hill-Rom Holdings, Inc., Term Loan B
TBD, 07/23/2022 (F) (G)	119,174	119,621

		944,146

Health Care Providers & Services - 2.2%
Accellent Inc., 1st Lien Term Loan
4.50%, 03/12/2021 (B)	748,106	744,677
Air Medical Group Holdings, Inc., Term Loan B
4.50%, 04/06/2022 (B)	750,000	745,157
Ardent Legacy Acquisitions, Inc., Term Loan B
TBD, 07/21/2021 (F) (G)	271,739	272,418
CHG Healthcare Services, Inc., Term Loan
TBD, 11/19/2019 (F) (G)	48,339	48,309
Concentra, Inc., 1st Lien Term Loan
4.00%, 06/01/2022 (B)	36,664	36,595
Envision Healthcare Corp., Term Loan
4.00%, 05/25/2018 (B)	496,122	496,535
HC Group Holdings III, Inc., Term Loan B
6.00%, 04/07/2022 (B)	36,952	37,194
MPH Acquisition Holdings LLC, Term Loan
3.75%, 03/31/2021 (B)	486,842	483,191
Ortho-Clinical Diagnostics, Inc., Term Loan B
4.75%, 06/30/2021 (B)	997,481	990,125

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
PharMedium Healthcare Corp., 1st Lien Term Loan
4.25%, 01/28/2021 (B)	$ 498,678	$ 493,276
Sterigenics-Nordion Holdings LLC, Term Loan B
4.25%, 05/15/2022 (B)	94,538	95,011

		4,442,488

Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment Resort Properties LLC, Term Loan B
7.00%, 10/11/2020 (B)	496,222	463,081
Eldorado Resorts LLC, Term Loan B
TBD, 07/13/2022 (F) (G)	32,468	32,528
Mohegan Tribal Gaming Authority, Term Loan B
5.50%, 11/19/2019 (B) (F)	994,953	989,232
NPC International, Inc., Term Loan B
4.00%, 12/28/2018 (B)	498,711	492,477
SeaWorld Parks & Entertainment, Inc., Incremental Term Loan B3
4.00%, 05/14/2020 (B)	199,747	198,936
SeaWorld Parks & Entertainment, Inc., Term Loan B2
3.00%, 05/14/2020 (B)	249,349	241,869
TGI Friday’s, Inc., 1st Lien Term Loan
5.25%, 07/15/2020 (B)	750,000	753,750
Twin River Management Group, Inc., Term Loan B
5.25%, 07/10/2020 (B)	498,693	498,849

		3,670,722

Household Durables - 0.3%
Jarden Corp., Term Loan B2
TBD, 07/27/2022 (F) (G)	527,344	525,696

Household Products - 0.1%
Spectrum Brands, Inc., Term Loan
3.75%, 06/09/2022 (B)	188,947	189,608

Independent Power and Renewable Electricity Producers - 0.8%
Exgen Texas Power LLC, Term Loan B
5.75%, 09/16/2021 (B)	994,854	969,983
Longview Power LLC, Term Loan B
7.00%, 04/13/2021 (B)	572,727	577,023

		1,547,006

Industrial Conglomerates - 1.1%
Gates Global, Inc., Term Loan B
4.25%, 07/05/2021 (B)	748,116	744,375
Opal Acquisition, Inc., 1st Lien Term Loan
5.00%, 11/27/2020 (B)	997,940	982,222
Osmose Holdings, Inc., 1st Lien Term Loan
4.75%, 08/15/2021 (B)	498,741	498,741

		2,225,338

Insurance - 1.2%
Alliant Holdings I, Inc., Term Loan B
TBD, 07/15/2022 (F) (G)	147,203	146,973
Hub International, Ltd., Term Loan B
4.00%, 10/02/2020 (B) (F)	995,462	990,208
Hyperion Insurance Group, Ltd., Term Loan B
5.50%, 04/29/2022 (B)	195,665	197,622

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)
National Financial Partners Corp., Term Loan B
4.50%, 07/01/2020 (B)	$ 498,745	$ 497,997
Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan
6.75%, 02/28/2022 (B)	500,000	493,958

		2,326,758

Internet Software & Services - 0.8%
Aruba Investments, Inc., Term Loan B
4.50%, 02/02/2022 (B)	34,007	33,965
Dealer Tire LLC, Term Loan B
5.50%, 12/22/2021 (B)	273,018	274,725
Epicor Software Corp., 1st Lien Term Loan
4.75%, 06/01/2022 (B)	721,225	720,143
Sabre, Inc., Term Loan B
4.00%, 02/19/2019 (B)	496,183	497,527

		1,526,360

IT Services - 1.3%
CompuCom Systems, Inc., Refinance Term Loan B
4.25%, 05/11/2020 (B)	750,000	699,844
First Data Corp., Term Loan
3.69%, 09/24/2018 (B)	500,000	498,541
3.94%, 06/23/2022 (B)	160,944	160,743
Informatica Corp., Term Loan
TBD, 05/29/2022 (F) (G)	52,966	52,966
MoneyGram International, Inc., Term Loan B
4.25%, 03/27/2020 (B)	997,449	942,589
Universal Services of America, LP, Delayed Draw Term Loan
TBD, 07/13/2022 (F) (G)	13,118	13,053
Universal Services of America, LP, Term Loan
TBD, 07/13/2022 (F) (G)	186,043	185,113

		2,552,849

Machinery - 0.9%
Crosby US Acquisition Corp., 1st Lien Term Loan
3.75%, 11/23/2020 (B)	498,734	470,680
Dynacast International LLC, Term Loan B
4.50%, 01/28/2022 (B)	518,193	519,812
Paladin Brands Holding, Inc., Term Loan B
6.75%, 08/16/2019 (B)	317,654	316,463
Rexnord LLC, 1st Lien Term Loan B
4.00%, 08/21/2020 (B)	498,731	498,482

		1,805,437

Media - 3.3%
Acosta Holdco, Inc., Term Loan
4.25%, 09/26/2021 (B)	745,631	745,631
Charter Communications Operating LLC, Term Loan E
3.00%, 07/01/2020 (B)	247,472	246,543
Charter Communications Operating LLC, Term Loan I
TBD, 01/20/2023 (F) (G)	64,338	64,453
Checkout Holding Corp., 1st Lien Term Loan
4.50%, 04/09/2021 (B)	748,111	639,635
Cumulus Media Holdings, Inc., Term Loan
4.25%, 12/23/2020 (B)	500,000	460,000

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Delta 2 SARL, Term Loan B3
TBD, 07/30/2021 (F) (G)	$ 750,000	$ 748,750
Gray Television, Inc., Term Loan B
3.75%, 06/10/2021 (B)	242,589	242,791
ION Media Networks, Inc., Term Loan B
4.75%, 12/18/2020 (B)	497,500	497,086
Sesac Holdco II LLC, 1st Lien Term Loan
5.25%, 02/08/2019 (B)	489,931	488,707
Townsquare Media, Inc., Term Loan B
4.25%, 04/01/2022 (B)	44,948	45,172
Tribune Publishing Co., Term Loan
5.75%, 07/07/2021 (B)	987,179	988,002
Univision Communications, Inc., Term Loan C4
4.00%, 03/01/2020 (B)	748,030	747,095
Wenner Media LLC, Term Loan
6.00%, 05/19/2019 (B)	242,079	234,816
WMG Acquisition Corp., Term Loan
3.75%, 07/01/2020 (B)	498,731	493,263

		6,641,944

Metals & Mining - 0.6%
Novelis, Inc., Term Loan B
4.00%, 06/02/2022 (B) (F)	754,890	753,811
WP CPP Holdings, LLC, Term Loan B3
4.50%, 12/28/2019 (B)	504,706	504,075

		1,257,886

Multi-Utilities - 0.2%
Solenis International, LP, 1st Lien Term Loan
4.25%, 07/31/2021 (B)	498,744	495,211

Multiline Retail - 0.4%
Neiman Marcus Group, Inc., Term Loan
4.25%, 10/25/2020 (B)	745,589	742,560

Oil, Gas & Consumable Fuels - 1.3%
Jonah Energy LLC, 2nd Lien Term Loan
7.50%, 05/12/2021 (B)	500,000	452,500
MEG Energy Corp., Refinance Term Loan
3.75%, 03/31/2020 (B)	745,500	720,028
Samchully Midstream 3 LLC, Term Loan B
5.75%, 10/20/2021 (B)	498,747	491,266
Southcross Energy Partners, LP, 1st Lien Term Loan
5.25%, 08/04/2021 (B)	498,741	495,935
Western Refining, Inc., Term Loan B
TBD, 11/12/2020 (F) (G)	498,731	497,952

		2,657,681

Pharmaceuticals - 0.8%
Alvogen Pharma US, Inc., Term Loan
6.00%, 04/02/2022 (B)	70,536	70,668
DPx Holdings BV, Incremental Term Loan
4.25%, 03/11/2021 (B)	498,741	496,425
Endo Luxembourg Finance Co. SARL, Term Loan B
TBD, 06/11/2022 (F) (G)	474,066	476,066
Horizon Pharma Holdings USA, Inc., Term Loan B
4.50%, 04/22/2021 (B)	40,486	40,612

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Par Pharmaceutical Cos., Inc., Incremental Term Loan B3
4.25%, 09/30/2019 (B)	$ 77,282	$ 77,217
Par Pharmaceutical Cos., Inc., Term Loan B2
4.00%, 09/30/2019 (B)	496,222	495,498

		1,656,486

Professional Services - 1.0%
Advantage Sales & Marketing, Inc., 1st Lien Term Loan
4.25%, 07/23/2021 (B)	498,744	497,566
Advantage Sales & Marketing, Inc., 2nd Lien Term Loan
TBD, 07/25/2022 (F) (G)	250,000	247,813
IBC Capital, Ltd., 1st Lien Term Loan
4.75%, 09/09/2021 (B)	498,750	486,281
ON Assignment, Inc., Term Loan
3.75%, 05/19/2022 (B)	91,738	91,891
TransUnion LLC, Term Loan B2
3.75%, 04/09/2021 (B)	748,106	743,056

		2,066,607

Real Estate Investment Trusts - 0.2%
Caesars Growth Properties Holdings LLC, Term Loan
6.25%, 05/08/2021 (B)	498,741	414,786

Road & Rail - 0.2%
PODS LLC, 1st Lien Term Loan
5.25%, 02/02/2022 (B)	37,784	38,068
PODS LLC, 2nd Lien Term Loan
9.25%, 02/02/2023 (B)	78,534	79,908
Quality Distribution, Inc., 1st Lien Term Loan
TBD, 07/20/2022 (F) (G)	255,537	254,259

		372,235

Software - 2.3%
Applied Systems, Inc., 1st Lien Term Loan
4.25%, 01/25/2021 (B)	498,712	499,440
Applied Systems, Inc., 2nd Lien Term Loan
7.50%, 01/24/2022 (B)	250,000	250,417
Blackboard, Inc., Term Loan B3
4.75%, 10/04/2018 (B)	748,120	747,853
BMC Software Finance, Inc., Term Loan
5.00%, 09/10/2020 (B)	494,783	451,242
CCC Information Services, Inc., Term Loan
4.00%, 12/20/2019 (B)	498,721	495,760
Genesys Telecom Holdings, U.S., Inc., Delayed Draw Term Loan
4.50%, 11/13/2020 (B)	249,367	250,095
Genesys Telecom Holdings, U.S., Inc., Term Loan B
4.00%, 02/08/2020 (B)	496,193	494,332
Houghton Mifflin Harcourt Publishing Co., Term Loan B
4.00%, 05/31/2021 (B)	645,914	644,300
RP Crown Parent LLC, Term Loan
6.00%, 12/21/2018 (B)	748,101	719,299

		4,552,738

Specialty Retail - 0.9%
Bass Pro Group LLC, Term Loan
4.00%, 06/05/2020 (B)	119,104	119,291

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
Leslie’s Poolmart, Inc., Term Loan
4.25%, 10/16/2019 (B)	$ 498,718	$ 498,718
PetSmart, Inc., Term Loan B
4.25%, 03/11/2022 (B)	534,166	535,987
Staples, Inc., Term Loan B
TBD, 04/07/2021 (F) (G)	572,082	572,000

		1,725,996

Textiles, Apparel & Luxury Goods - 0.2%
Capital Safety North America Holdings, Inc., 1st Lien Term Loan
3.75%, 03/29/2021 (B)	498,618	497,704

Trading Companies & Distributors - 0.6%
BakerCorp International, Inc., Term Loan
4.25%, 02/14/2020 (B)	748,096	720,043
Neff Rental LLC, 2nd Lien Term Loan
7.25%, 06/09/2021 (B)	250,000	246,875
Univar, Inc., Term Loan
4.25%, 07/01/2022 (B)	220,264	220,500

		1,187,418

Total Loan Assignments (Cost $66,473,185)		66,178,605

U.S. GOVERNMENT OBLIGATIONS - 4.1%
U.S. Treasury Bond
3.13%, 08/15/2044	225,000	233,314
U.S. Treasury Note
0.63%, 05/31/2017	3,800,000	3,798,514
1.00%, 05/15/2018 (E)	2,800,000	2,805,250
1.50%, 05/31/2020	1,400,000	1,398,687

Total U.S. Government Obligations (Cost $8,213,210)		8,235,765

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
0.00% (H), 10/01/2015 - 11/27/2015 (I) (J)	134,000	134,000
0.01%, 10/01/2015 - 11/27/2015 (I) (J)	312,000	311,997
0.06%, 10/01/2015 (I) (J)	11,000	10,999

Total Short-Term U.S. Government Obligations (Cost $456,996)		456,996

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (I)	15,881,444	15,881,444

Total Securities Lending Collateral (Cost $15,881,444)		15,881,444

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 10.0%

State Street Bank & Trust Co. 0.01% (I), dated 07/31/2015, to be repurchased at $20,085,791 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2032, and with a value of $20,491,148.

$ 20,085,775	$ 20,085,775

Total Repurchase Agreement (Cost $20,085,775)	20,085,775

Total Investments (Cost $222,464,054) (K)	221,399,360
Net Other Assets (Liabilities) - (10.0)%	(20,121,442)

Net Assets - 100.0%	$ 201,277,918

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(335)	09/21/2015	$—	$(552,734)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$20,162,470	$—	$20,162,470
Corporate Debt Securities	—	90,202,802	—	90,202,802
Foreign Government Obligation	—	195,503	—	195,503
Loan Assignments	—	66,178,605	—	66,178,605
U.S. Government Obligations	—	8,235,765	—	8,235,765
Short-Term U.S. Government Obligations	—	456,996	—	456,996
Securities Lending Collateral	15,881,444	—	—	15,881,444
Repurchase Agreement	—	20,085,775	—	20,085,775

Total Investments	$15,881,444	$205,517,916	$—	$221,399,360

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(552,734)	$—	$—	$(552,734)

Total Other Financial Instruments	$(552,734)	$—	$—	$(552,734)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the total aggregate value of 144A securities is $25,207,345, representing 12.5% of the Fund’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of July 31, 2015.
(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)

All or a portion of the security is on loan. The value of all securities on loan is $15,563,442. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2015 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	When-issued security or delayed-delivery security. Security to be settled and delivered after July 31, 2015.
(G)	All or a portion of the security represents unsettled loan commitments at July 31, 2015 where the rate will be determined at time of settlement.
(H)	Percentage rounds to less than 0.01% or (0.01)%.
(I)	Rate disclosed reflects the yield at July 31, 2015.
(J)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $421,996.

(K)

Aggregate cost for federal income tax purposes is $222,464,054. Aggregate gross unrealized appreciation and depreciation for all securities is $492,530 and $1,557,224, respectively. Net unrealized depreciation for tax purposes is $1,064,694.

(L)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2015 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	157,868	$ 16,584,033
TransDigm Group, Inc. (A) (B)	32,560	7,368,328

		23,952,361

Airlines - 0.5%
United Continental Holdings, Inc. (B)	102,640	5,787,870

Beverages - 1.6%
Monster Beverage Corp. (B)	126,616	19,441,887

Biotechnology - 5.7%
Alkermes PLC (B)	108,108	7,569,722
Biogen, Inc. (B)	28,994	9,242,707
Celgene Corp. (B)	109,490	14,370,563
Gilead Sciences, Inc.	118,609	13,979,257
Incyte Corp. (A) (B)	87,025	9,074,967
Regeneron Pharmaceuticals, Inc., Class A (B)	27,930	15,463,724

		69,700,940

Capital Markets - 2.7%
Ameriprise Financial, Inc.	136,430	17,145,158
BlackRock, Inc., Class A	46,760	15,726,323

		32,871,481

Chemicals - 1.9%
Dow Chemical Co.	244,220	11,492,993
Valspar Corp. (A)	141,515	11,785,369

		23,278,362

Communications Equipment - 0.8%
Cisco Systems, Inc.	332,435	9,447,803

Consumer Finance - 0.5%
Springleaf Holdings, Inc., Class A (B)	126,160	6,372,342

Containers & Packaging - 1.1%
Crown Holdings, Inc. (B)	263,940	13,595,549

Diversified Financial Services - 1.0%
McGraw-Hill Financial, Inc.	118,980	12,106,215

Electrical Equipment - 0.6%
Eaton Corp. PLC	122,190	7,402,270

Energy Equipment & Services - 1.1%
Halliburton Co.	339,900	14,204,421

Food & Staples Retailing - 5.3%
Costco Wholesale Corp.	149,339	21,698,957
CVS Health Corp.	191,522	21,540,479
Walgreens Boots Alliance, Inc.	223,950	21,640,289

		64,879,725

Food Products - 1.7%
Mondelez International, Inc., Class A	471,758	21,290,439

Health Care Equipment & Supplies - 0.6%
Zimmer Biomet Holdings, Inc., Class A	68,683	7,147,840

Health Care Providers & Services - 4.5%
Aetna, Inc.	115,990	13,103,390
Envision Healthcare Holdings, Inc. (B)	197,287	8,838,458

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	62,020	$ 13,679,751
UnitedHealth Group, Inc.	161,810	19,643,734

		55,265,333

Health Care Technology - 1.0%
Cerner Corp. (B)	178,260	12,784,807

Hotels, Restaurants & Leisure - 5.6%
Chipotle Mexican Grill, Inc., Class A (B)	23,831	17,688,083
Hilton Worldwide Holdings, Inc. (B)	578,170	15,523,865
Starbucks Corp.	467,450	27,079,378
Wynn Resorts, Ltd. (A)	90,034	9,294,210

		69,585,536

Household Products - 1.4%
Colgate-Palmolive Co.	252,900	17,202,258

Insurance - 1.2%
Prudential Financial, Inc.	164,410	14,527,268

Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (B)	63,210	33,890,042
Priceline Group, Inc. (B)	10,927	13,588,489

		47,478,531

Internet Software & Services - 7.7%
Akamai Technologies, Inc. (B)	158,520	12,160,069
Facebook, Inc., Class A (B)	268,863	25,275,811
Google, Inc., Class A (B)	41,403	27,222,473
Google, Inc., Class C (B)	36,399	22,771,578
Zillow Group, Inc., Class A (A) (B)	93,380	7,610,470

		95,040,401

IT Services - 6.2%
Accenture PLC, Class A	157,140	16,202,705
Automatic Data Processing, Inc.	116,050	9,257,309
Cognizant Technology Solutions Corp., Class A (B)	206,670	13,040,877
Genpact, Ltd. (B)	383,700	8,521,977
Jack Henry & Associates, Inc.	128,300	8,963,038
Mastercard, Inc., Class A	213,840	20,828,016

		76,813,922

Machinery - 2.2%
Illinois Tool Works, Inc., Class A	160,935	14,398,854
Middleby Corp. (B)	106,137	13,023,010

		27,421,864

Media - 1.6%
Twenty-First Century Fox, Inc., Class A	581,181	20,044,933

Multiline Retail - 0.9%
Dollar Tree, Inc. (B)	134,975	10,532,099

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A	214,850	19,145,283

Pharmaceuticals - 5.3%
Allergan PLC (B)	91,570	30,323,405
Bristol-Myers Squibb Co.	361,079	23,701,226
Merck & Co., Inc.	182,348	10,751,238

		64,775,869

Professional Services - 2.8%
Equifax, Inc.	126,010	12,869,401

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2015 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Nielsen NV	250,461	$ 12,137,340
Verisk Analytics, Inc., Class A (B)	128,880	10,066,817

		35,073,558

Road & Rail - 1.7%
Hertz Global Holdings, Inc. (B)	596,918	10,141,637
JB Hunt Transport Services, Inc.	122,320	10,289,558

		20,431,195

Semiconductors & Semiconductor Equipment - 2.0%
Avago Technologies, Ltd., Class A	59,860	7,490,880
Skyworks Solutions, Inc.	58,440	5,590,955
SunEdison, Inc. (B)	263,560	6,135,677
SunPower Corp., Class A (A) (B)	201,260	5,440,058

		24,657,570

Software - 6.3%
Activision Blizzard, Inc.	461,520	11,902,601
Intuit, Inc.	96,784	10,236,843
Microsoft Corp.	816,867	38,147,689
PTC, Inc. (B)	202,860	7,373,961
salesforce.com, Inc. (B)	130,040	9,531,932

		77,193,026

Specialty Retail - 7.4%
Advance Auto Parts, Inc. (A)	113,382	19,752,278
Lowe’s Cos., Inc.	351,876	24,406,119
Michaels Cos., Inc. (B)	476,090	12,064,121
Ross Stores, Inc.	373,030	19,830,275
TJX Cos., Inc.	217,070	15,155,827

		91,208,620

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	669,124	81,164,741

Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp. (A)	44,713	5,188,497

Tobacco - 1.7%
Altria Group, Inc.	383,940	20,878,657

Total Common Stocks (Cost $968,308,416)		1,217,893,473

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.19% (C)	29,676,977	29,676,977

Total Securities Lending Collateral (Cost $29,676,977)		29,676,977

Principal	Value
REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co. 0.01% (C), dated 07/31/2015, to be repurchased at $16,641,073 on 08/03/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $16,977,323.

$ 16,641,059	$ 16,641,059

Total Repurchase Agreement (Cost $16,641,059)	16,641,059

Total Investments (Cost $1,014,626,452) (D)	1,264,211,509
Net Other Assets (Liabilities) - (2.6)%	(31,471,171)

Net Assets - 100.0%	$ 1,232,740,338

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2015 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at July 31, 2015
ASSETS
Investments
Common Stocks	$1,217,893,473	$—	$—	$1,217,893,473
Securities Lending Collateral	29,676,977	—	—	29,676,977
Repurchase Agreement	—	16,641,059	—	16,641,059

Total Investments	$1,247,570,450	$16,641,059	$—	$1,264,211,509

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The value of all securities on loan is $29,056,120. The amount of securities on loan indicated may not correspond  with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at July 31, 2015.
(D)

Aggregate cost for federal income tax purposes is $1,014,626,452. Aggregate gross unrealized appreciation and depreciation for all securities is $281,506,897  and $31,921,840, respectively. Net unrealized appreciation for tax purposes is $249,585,057.

(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  July 31, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At July 31, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Funds (each, a “Fund” and collectively, the “Funds”) listed in a table below are a series of the Trust.

Fund	Fund
ClearTrack 2015 (A)	Transamerica Global Real Estate Securities
ClearTrack 2020 (A)	Transamerica Growth
ClearTrack 2025 (A)	Transamerica Growth Opportunities
ClearTrack 2030 (A)	Transamerica High Yield Bond
ClearTrack 2035 (A)	Transamerica High Yield Muni
ClearTrack 2040 (A)	Transamerica Income & Growth
ClearTrack 2045 (A)	Transamerica Inflation Opportunities
ClearTrack 2050 (A)	Transamerica Intermediate Bond
ClearTrack Retirement Income (A)	Transamerica International Equity
Transamerica Arbitrage Strategy	Transamerica International Equity Opportunities
Transamerica Asset Allocation – Conservative Portfolio	Transamerica International Small Cap
Transamerica Asset Allocation – Growth Portfolio	Transamerica International Small Cap Value
Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Large Cap Value
Transamerica Asset Allocation – Moderate Portfolio	Transamerica Long/Short Strategy
Transamerica Bond	Transamerica Managed Futures Strategy
Transamerica Capital Growth	Transamerica Mid Cap Growth
Transamerica Commodity Strategy	Transamerica Mid Cap Value
Transamerica Concentrated Growth	Transamerica Mid Cap Value Opportunities
Transamerica Core Bond	Transamerica MLP & Energy Income
Transamerica Developing Markets Equity	Transamerica Money Market
Transamerica Dividend Focused	Transamerica Multi-Managed Balanced
Transamerica Dynamic Allocation (B)	Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Dynamic Income (C)	Transamerica Opportunistic Allocation
Transamerica Emerging Markets Debt	Transamerica Short-Term Bond
Transamerica Emerging Markets Equity	Transamerica Small Cap Core
Transamerica Enhanced Muni	Transamerica Small Cap Growth
Transamerica Event Driven (D)	Transamerica Small Cap Value
Transamerica Flexible Income	Transamerica Small/Mid Cap Value
Transamerica Floating Rate	Transamerica Strategic High Income
Transamerica Global Bond	Transamerica Total Return
Transamerica Global Equity	Transamerica Unconstrained Bond (E)
Transamerica Global Multifactor Macro (F)	Transamerica US Growth

(A)	Fund commenced operations on March 2, 2015.
(B)	Formerly, Transamerica Tactical Rotation.
(C)	Formerly, Transamerica Tactical Income.
(D)	Fund commenced operations on March 31, 2015.
(E)	Fund commenced operations on December 8, 2014.
(F)	Fund commenced operations on March 3, 2015.

Transamerica Commodity Strategy, Transamerica Emerging Markets Debt, Transamerica Event Driven, Transamerica Global Multifactor Macro, Transamerica Global Real Estate Securities, Transamerica High Yield Muni, Transamerica Managed Futures Strategy, and Transamerica MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Transamerica Funds	Page 1	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

NOTE 1. (continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Transamerica Bond and Transamerica Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes as well. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market.

Open forward foreign currency contracts at July 31, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. The Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Foreign currency options: The Funds may purchase or write foreign currency options. Purchasing foreign currency options gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest rate swaptions: The Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options and/or swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in written options at July 31, 2015 are as follows:

	Call Options		Put Options
Transamerica Arbitrage Strategy	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at October 31, 2014	$192,862	1,630	$71,113	421
Options written	511,040	5,823	337,571	3,289
Options closed	(539,341)	(4,631)	(209,626)	(1,844)
Options expired	(118,555)	(2,212)	(125,738)	(1,454)
Options exercised	(11,585)	(38)	(10,558)	(83)

Balance at July 31, 2015	$34,421	572	$62,762	329

Transamerica Funds	Page 2	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

NOTE 1. (continued)

	Call Options		Put Options
Transamerica Event Driven	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at October 31, 2014	$—	—	$—	—
Options written	67,499	384	73,833	911
Options closed	(56,718)	(71)	(9,219)	(166)
Options expired	(3,533)	(50)	(64,614)	(745)
Options exercised	—	—	—	—

Balance at July 31, 2015	$7,248	263	$—	—

	Call Options
Transamerica MLP & Energy Income	Amount of Premiums	Number of Contracts
Balance at October 31, 2014	$82,292	675
Options written	754,169	7,050
Options closed	(308,259)	(2,750)
Options expired	(330,052)	(2,950)
Options exercised	(198,150)	(2,025)

Balance at July 31, 2015	$—	—

	Call Options		Put Options
Transamerica Total Return	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at October 31, 2014	$—	—	$78,096	310
Options written	564,454	1,770	540,643	1,686
Options closed	(43,392)	(120)	(84,526)	(261)
Options expired	(385,687)	(1,251)	(324,982)	(1,108)
Options exercised	(135,375)	(399)	(182,438)	(553)

Balance at July 31, 2015	$—	—	$26,793	74

Transactions in written swaptions and foreign exchange options at July 31, 2015 are as follows:

	Call Options
Transamerica Total Return	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at October 31, 2014	$642,630	AUD	3,400,000	EUR	22,800,000	USD	168,800,000
Options written	855,488		1,300,000		24,800,000		151,900,000
Options closed	(100,467)		—		—		(22,300,000)
Options expired	(761,350)		(4,700,000)		(19,500,000)		(145,700,000)
Options exercised	(407,596)		—		(28,100,000)		(82,000,000)

Balance at July 31, 2015	$228,705	AUD	—	EUR	—	USD	70,700,000

	Put Options
Transamerica Total Return	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at October 31, 2014	$1,549,587	AUD	19,700,000	EUR	31,500,000	USD	154,400,000
Options written	1,183,454		1,800,000		24,500,000		175,900,000
Options closed	(238,891)		—		(7,200,000)		(23,200,000)
Options expired	(1,211,196)		(12,000,000)		(32,673,000)		(147,100,000)
Options exercised	(172,342)		(9,500,000)		(12,227,000)		(800,000)

Balance at July 31, 2015	$1,110,612	AUD	—	EUR	3,900,000	USD	159,200,000

Open option contracts at July 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract

Transamerica Funds	Page 3	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

NOTE 1. (continued)

amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at July 31, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Transamerica Funds	Page 4	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

NOTE 1. (continued)

Cross-currency swap agreements: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Open OTC and centrally cleared swap agreements at July 31, 2015, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers. The Funds held no unsecured loan participations at July 31, 2015.

Open loan participations and assignments at July 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at July 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

When-Issued securities and delayed-delivery settlements: The Funds may purchase or sell securities on a when-issued basis or delayed settlement. When-issued transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at July 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Transamerica Funds	Page 5	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

NOTE 1. (continued)

TIPS held at July 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at July 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at July 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at July 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Borrowings and other financing transactions: A Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When a Fund invests borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. A Fund may borrow on a secured or on an unsecured basis. If a Fund enters into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at July 31, 2015, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Funds, with the exception of Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

Transamerica Funds	Page 6	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

NOTE 1. (continued)

The following Fund’s average borrowings for the period ended July 31, 2015 are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$10,391,149	117	0.01%

Open reverse repurchase agreements at July 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and its counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at July 31, 2015.

Open repurchase agreements at July 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. A fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the fund’s forward commitment to repurchase the subject security.

The following Fund’s average borrowings for the period ended July 31, 2015 are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$9,692,096	141	0.01%

Open sale-buyback financing transactions at July 31, 2015, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Line of credit: Transamerica Event Driven has entered into an agreement with Citibank, N.A. to provide a $60 million committed line of credit to the Fund to be utilized for the purpose of purchasing or carrying securities. Interest is charged to the Fund based on its borrowings at a rate per year of 1.20% plus the one-month LIBOR rate. The Fund has agreed to pay commitment fees of 0.15% per year on the unused portion of the line of credit during the preceding calendar month.

The following Fund’s average borrowings for the period ended July 31, 2015 are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Event Driven	$15,000,000	71	1.39%

Transamerica Funds	Page 7	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

NOTE 1. (continued)

Short sales: A short sale is a transaction in which the Funds sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

Open short sale transactions at July 31, 2015, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Funds’ investments, at July 31, 2015, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Funds	Page 8	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the Net Asset Value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Page 9	July 31, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2015

(unaudited)

NOTE 2. (continued)

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements, with the exception of Transamerica Event Driven.

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Funds’ financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

NOTE 4. SUBSEQUENT EVENTS

The Board has approved the liquidation of Transamerica Arbitrage Strategy and Transamerica Opportunistic Allocation, effective on or about September 18, 2015.

The Board has approved a new investment sub-advisory agreement with Boston Advisors LLC, pursuant to which Boston Advisors LLC would serve as a sub-adviser for Transamerica Small Cap Value, effective on or about September 28, 2015.

Management has evaluated subsequent events and determined that no other material events or transactions would require recognition or disclosure.

Transamerica Funds	Page 10	July 31, 2015 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 28, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	September 28, 2015